Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 44.5% ) Value
Unaffiliated  (0.8%)
12,398 Health Care Select Sector SPDR
Fund $ 1,308,361
12,537 iShares Dow Jones US Home
Construction Index Fund 647,661
4,943 ProShares Ultra S&P 500 690,537
27,064 SPDR S&P 500 ETF Trust 8,836,937
13,375 SPDR S&P Regional Banking ETF 502,633
1,420 Utilities Select Sector SPDR Fund
a
86,379
Total 12,072,508
Affiliated  (43.7%)
2,767,316 Thrivent Core Emerging Markets
Equity Fund
b
27,977,569
6,031,233 Thrivent Core International Equity
Fund 51,747,983
7,476,236 Thrivent Core Low Volatility Equity
Fund 88,144,822
1,627,130 Thrivent Global Stock Fund, Class
S 39,213,835
1,470,369 Thrivent High Yield Fund, Class S 6,690,178
489,304 Thrivent Income Fund, Class S 4,986,009
12,775,335 Thrivent International Allocation
Fund, Class S 118,427,353
8,260,339 Thrivent Large Cap Growth Fund,
Class S 132,578,438
3,208,458 Thrivent Large Cap Value Fund,
Class S 66,383,003
584,450 Thrivent Limited Maturity Bond
Fund, Class S 7,410,820
2,969,214 Thrivent Mid Cap Stock Fund,
Class S 79,871,851
1,493,352 Thrivent Small Cap Stock Fund,
Class S 31,763,591
Total 655,195,452
Total Registered Investment
Companies (cost $539,303,011) 667,267,960
Shares Common Stock ( 41.6% ) Value
Communications Services (1.6%)
4,373 Activision Blizzard, Inc. 361,341
1,963 Alphabet, Inc., Class A
b
2,920,846
1,439 Alphabet, Inc., Class C
b
2,133,979
8,848 AMC Entertainment Holdings, Inc. 35,746
2,088 AMC Networks, Inc.
b
48,233
4,323 AT&T, Inc. 127,874
13,607 Auto Trader Group plc
c
95,052
1,509 Carsales.com, Ltd. 19,727
9,512 Cinemark Holdings, Inc. 112,527
15 Cogeco Communications, Inc. 1,143
58,897 Comcast Corporation 2,520,792
2,500 Consolidated Communications
Holdings, Inc.
b
18,250
807 Deutsche Telekom AG 13,473
23,460 Discovery, Inc., Class A
a,b
495,006
20,618 DISH Network Corporation
b
662,044
4,055 EchoStar Corporation
b
110,702
6,570 Facebook, Inc.
b
1,666,612
31,599 Gannett Company, Inc. 46,767
701 Hemisphere Media Group, Inc.
b
6,169
7,000 HKT Trust and HKT, Ltd. 10,314
396 IAC/ InterActiveCorp
b
52,438
5,455 Interpublic Group of Companies,
Inc. 98,463
253 Ipsos SA 6,715
Shares Common Stock (41.6%) Value
Communications Services (1.6%) - continued
700 KDDI Corporation $ 22,258
2,563 Lions Gate Entertainment
Corporation, Class A
b
19,633
3,206 Lions Gate Entertainment
Corporation, Class B
b
22,795
36,175 Live Nation Entertainment, Inc.
b
1,693,352
290 Madison Square Garden
Entertainment Corporation
b
20,549
466 Match Group, Inc.
b
47,858
7,619 Mediaset Espana Comunicacion
SA
b
24,922
6,568 Meredith Corporation 94,316
991 News Corporation 12,645
100 NEXON Company, Ltd. 2,569
100 Nintendo Company, Ltd. 43,981
300 Nippon Telegraph & Telephone
Corporation 6,963
1,100 NTT DOCOMO, Inc. 30,284
40,068 ORBCOMM, Inc.
b
168,686
109,565 QuinStreet , Inc.
b
1,279,171
612 Rightmove plc 4,417
6,394 RingCentral, Inc.
b
1,855,986
1,232 Scholastic Corporation 29,482
3,229 Seven West Media, Ltd.
b
228
3,700 SoftBank Corporation 49,529
800 SoftBank Group Corporation 50,458
6,533 Take-Two Interactive Software,
Inc.
b
1,071,543
2,500 TV Asahi Holdings Corporation 34,188
20,541 Twitter, Inc.
b
747,692
10,076 Uber Technologies, Inc.
b
304,900
60,163 Verizon Communications, Inc. 3,458,169
1,166 ViacomCBS , Inc. 30,398
6,238 Walt Disney Company 729,472
542 Wolters Kluwer NV 42,687
15,652 Zillow Group, Inc.
b
1,065,745
Total 24,529,089
Consumer Discretionary (4.8%)
2,532 Aaron's, Inc. 132,120
2,578 Abercrombie & Fitch Company 24,826
3,919 Adient plc
b
65,212
2,133 Amazon.com, Inc.
b
6,750,262
10,655 American Eagle Outfitters, Inc. 106,550
665 American Public Education, Inc.
b
19,358
100 AOKI Holdings, Inc. 515
38,357 Aptiv plc 2,982,257
3,676 At Home Group, Inc.
b
45,656
300 Autobacs Seven Company, Ltd. 3,495
276 Autogrill SPA
b
1,320
656 AutoZone, Inc.
b
792,067
4,245 B&M European Value Retail SA 25,522
4,689 Beazer Homes USA, Inc.
b
52,470
8,295 Bed Bath & Beyond, Inc. 89,752
507 Berkeley Group Holdings plc 29,417
1,879 Big Lots, Inc. 73,920
4,562 BJ's Restaurants, Inc. 91,514
180 Bloomin ' Brands, Inc. 2,074
360 Booking Holdings, Inc.
b
598,367
200 Bridgestone Corporation 5,891
18,410 Bright Horizons Family Solutions,
Inc.
b
1,974,288
163 Bunzl plc 4,669
14,260 Burlington Stores, Inc.
b
2,680,880
2,390 Caesars Entertainment, Inc.
b
74,209
1,652 Caleres , Inc. 10,424

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Consumer Discretionary (4.8%) - continued
2,272 Camping World Holdings, Inc. $ 83,201
4,561 Capri Holdings, Ltd.
b
68,324
5,704 Carnival Corporation 79,171
36,751 Cedar Fair, LP 876,144
3,844 Century Casinos, Inc.
b
15,491
1,178 Century Communities, Inc.
b
41,960
17,484 Chewy, Inc.
a,b
917,735
31,883 Chico's FAS, Inc. 40,491
461 Children's Place, Inc. 11,253
1,746 Chipotle Mexican Grill, Inc.
b
2,016,909
400 Chiyoda Company, Ltd. 3,823
65 Churchill Downs, Inc. 9,004
38 Cie Generale des Etablissements
Michelin 3,935
4,100 Citizen Watch Company, Ltd. 11,175
233 Collins Foods, Ltd. 1,575
99,067 Cooper-Standard Holdings, Inc.
b
1,061,008
2,240 Cracker Barrel Old Country Store,
Inc. 247,453
31,325 Crocs, Inc.
b
1,125,820
3,842 Culp, Inc. 42,646
15,012 D.R. Horton, Inc. 993,194
4,393 Dana, Inc. 50,212
3,842 Darden Restaurants, Inc. 291,608
4,217 Dave & Buster's Entertainment,
Inc. 52,038
918 Deckers Outdoor Corporation
b
192,091
1,531 Denny's Corporation
b
13,603
1,800 Denso Corporation 66,587
3,598 Designer Brands, Inc. 21,264
2,473 Dick's Sporting Goods, Inc. 112,818
1,640 Dine Brands Global, Inc. 74,505
1,261 Dollarama , Inc. 46,111
130 Dometic Group AB
c
1,269
4,139 Domino's Pizza, Inc. 1,600,179
85 Dorman Products, Inc.
b
6,949
59,600 Duluth Holdings, Inc.
a,b
440,444
7,571 Emerald Holding, Inc. 20,593
3,300 Ethan Allen Interiors, Inc. 39,072
21,459 Etsy, Inc.
b
2,540,316
158 Europris ASA
c
777
2,666 Express, Inc.
b
2,693
4,417 Extended Stay America, Inc. 50,398
31,543 Five Below, Inc.
b
3,435,348
7,409 Foot Locker, Inc. 217,750
2,857 Fossil, Inc.
b
9,457
246 Fox Factory Holding Corporation
b
21,894
7,000 Galaxy Entertainment Group, Ltd. 47,738
4,227 GameStop Corporation
b
16,950
4,930 Gap, Inc. 65,914
5,495 Garrett Motion, Inc.
b
32,311
5,308 Genuine Parts Company 478,516
956 G-III Apparel Group, Ltd.
b
9,455
7,258 Goodyear Tire & Rubber Company 65,395
2,007 Grand Canyon Education, Inc.
b
178,101
920 GVC Holdings plc 7,962
32 Hermes International 25,944
8,046 Home Depot, Inc. 2,136,133
949 Hooker Furniture Corporation 20,309
980 Hovnanian Enterprises, Inc.
b
22,834
635 Husqvarna AB 6,077
1,224 Industria de Diseno Textil SA 32,433
41 InterContinental Hotels Group plc 1,888
1,306 Jack in the Box, Inc. 107,236
3,934 KB Home 132,340
9,128 Knoll, Inc. 106,889
Shares Common Stock (41.6%) Value
Consumer Discretionary (4.8%) - continued
4,445 Kohl's Corporation $ 84,633
1,511 Kontoor Brands, Inc. 28,951
4,990 L Brands, Inc. 121,806
5,544 Lear Corporation 611,947
33,431 Leggett & Platt, Inc. 1,340,249
952 Lithia Motors, Inc. 218,151
17,059 Lowe's Companies, Inc. 2,540,256
4,416 Lululemon Athletica , Inc.
b
1,437,805
9 LVMH Moet Hennessy Louis
Vuitton SE 3,914
7,378 Macy's, Inc. 44,711
290 Madison Square Garden Sports
Corporation
b
44,570
3,541 Marcus Corporation 48,901
358 Marriott Vacations Worldwide
Corporation 30,308
21,510 Mattel, Inc.
b
238,976
3,397 McDonald's Corporation 659,969
497 Melia Hotels International SA
b
1,840
29 Mercadolibre , Inc.
b
32,614
12,196 Michaels Companies, Inc.
b
87,567
3,289 Modine Manufacturing Company
b
17,892
5,546 Mohawk Industries, Inc.
b
442,848
5,259 Moneysupermarket.com Group plc 20,147
34,445 Movado Group, Inc. 332,050
362 Netflix, Inc.
b
176,975
1,400 NHK Spring Company, Ltd. 7,879
100 Nihon Unisys, Ltd. 3,026
3,810 NIKE, Inc. 371,894
900 Nissan Motor Company, Ltd. 3,078
6,652 Nordstrom, Inc. 91,066
6,440 Norwegian Cruise Line Holdings,
Ltd.
b
87,842
773 NVR, Inc.
b
3,038,006
1,479 Office Depot, Inc. 32,642
21,797 Ollie's Bargain Outlet Holdings,
Inc.
b
2,290,865
200 Onward Holdings Company, Ltd. 491
100 Oriental Land Company, Ltd. 12,064
178 Pandox AB 2,247
2,001 Park Hotels & Resorts, Inc. 16,548
23,206 Party City Holdco, Inc.
b
38,058
12,036 Penn National Gaming, Inc.
b
407,419
53,516 Planet Fitness, Inc.
b
2,793,535
71,010 Playa Hotels and Resorts NV
b
257,766
300 PLENUS Company, Ltd. 4,583
107 Pool Corporation 33,887
5,860 PulteGroup, Inc. 255,496
1,271 PVH Corporation 61,847
5,857 Qurate Retail, Inc.
b
63,900
617 Red Robin Gourmet Burgers, Inc.
b
5,393
40,335 Red Rock Resorts, Inc. 442,072
3,072 Redrow plc 17,151
344 Restaurant Brands International,
Inc. 19,443
4,548 RH
b
1,307,232
500 Rinnai Corporation 40,982
2,705 Royal Caribbean Cruises, Ltd. 131,761
9,081 Ruth's Hospitality Group, Inc. 60,797
4,944 Sally Beauty Holdings, Inc.
b
57,400
700 Sangetsu Company, Ltd. 9,575
833 Scandic Hotels Group AB
c
2,879
437 SeaWorld Entertainment, Inc.
b
6,323
300 SHIMAMURA Company, Ltd. 20,862
820 Signet Jewelers, Ltd. 8,807

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Consumer Discretionary (4.8%) - continued
8,088 Six Flags Entertainment
Corporation $ 140,650
18,791 Skyline Corporation
b
530,470
12,578 Sleep Number Corporation
b
584,877
500 Sony Corporation 38,847
14,900 Sony Corporation ADR 1,161,604
7,883 Standard Motor Products, Inc. 358,519
32,507 Stoneridge, Inc.
b
673,545
415 Strategic Education, Inc. 52,377
6,900 Sumitomo Electric Industries, Ltd. 77,091
200 Sumitomo Forestry Company, Ltd. 2,236
3,400 Sumitomo Rubber Industries, Ltd. 28,286
351 Super Retail Group, Ltd. 2,218
6,091 Tailored Brands, Inc. 1,846
100 Takara Standard Company, Ltd. 1,350
14,804 Taylor Morrison Home Corporation
b
347,154
11,864 Taylor Wimpey plc 18,301
7,812 Tenneco, Inc.
b
57,887
59,748 Texas Roadhouse, Inc. 3,357,240
5,188 Thor Industries, Inc. 591,380
108 Thule Group AB
c
3,213
9,108 TJX Companies, Inc. 473,525
8,894 Toll Brothers, Inc. 339,751
5,837 TopBuild Corporation
b
770,017
500 Toyoda Gosei Company, Ltd. 9,804
200 Toyota Motor Corporation 11,873
6,138 Tri Pointe Homes, Inc.
b
102,627
1,142 Tupperware Brands Corporation 17,621
6,251 Ulta Beauty, Inc.
b
1,206,380
2,380 Urban Outfitters, Inc.
b
39,365
1,255 Vail Resorts, Inc. 240,998
107 Wayfair, Inc.
b
28,472
2,131 William Hill plc 2,901
124 Williams-Sonoma, Inc. 10,803
8,953 Wingstop , Inc. 1,398,906
667 Workhorse Group, Inc.
b
10,352
563 YETI Holdings, Inc.
b
27,525
1,253 Yum! Brands, Inc. 114,086
300 Z Holdings Corporation 1,595
34,067 Zumiez , Inc.
b
786,948
Total 71,284,284
Consumer Staples (1.4%)
387 Andersons, Inc. 5,503
400 Arcs Company, Ltd. 9,281
7,730 BJ's Wholesale Club Holdings,
Inc.
b
309,586
113 British American Tobacco plc 3,734
557 Carlsberg AS 82,263
14,620 Casey's General Stores, Inc. 2,327,358
1,524 Central Garden & Pet Company
b
57,699
22,161 Coca-Cola Company 1,046,886
10,463 Colgate-Palmolive Company 807,744
1,633 Costco Wholesale Corporation 531,590
143,265 Cott Corporation 2,035,796
408 Davide Campari-Milano NV 4,119
42,149 e.l.f . Beauty, Inc.
b
752,781
2,952 Edgewell Personal Care Company
b
88,235
118 Elior Participations SCA
c
654
605 ForFarmers BV 3,884
15 George Weston, Ltd. 1,133
142 Glanbia plc 1,724
35,186 Hain Celestial Group, Inc.
b
1,195,620
47 Heineken NV 4,553
900 Japan Tobacco, Inc. 15,383
9,527 John B. Sanfilippo & Son, Inc. 839,996
Shares Common Stock (41.6%) Value
Consumer Staples (1.4%) - continued
100 Kao Corporation $ 7,254
400 Kewpie Corporation 7,120
4,735 Kimberly-Clark Corporation 719,909
1,097 Lamb Weston Holdings, Inc. 65,908
4 Lindt & Spruengli AG 30,967
93 L'Oreal SA 31,213
1,052 McCormick & Company, Inc. 205,035
100 Ministop Company, Ltd. 1,369
12,294 Monster Beverage Corporation
b
964,833
1,554 Nestle SA 184,804
355 Orkla ASA 3,492
6,333 PepsiCo, Inc. 871,801
4,118 Philip Morris International, Inc. 316,304
5,100 Procter & Gamble Company 668,712
28 Royal Unibrew AS 2,833
1,094 Seneca Foods Corporation
b
42,863
400 Seven & I Holdings Company, Ltd. 12,088
100 Shiseido Company, Ltd. 5,572
25,810 Simply Good Foods Company
b
620,472
2,383 Sprouts Farmers Markets, Inc.
b
62,864
700 Sugi Holdings Company, Ltd. 50,579
1,000 Sundrug Company, Ltd. 34,031
2,728 TreeHouse Foods, Inc.
b
119,541
87,996 Turning Point Brands, Inc. 2,893,308
100 Unicharm Corporation 4,523
377 Unilever NV 22,277
3,012 Vector Group, Ltd. 26,566
24,805 Wal-Mart Stores, Inc. 3,209,767
Total 21,311,527
Energy (0.9%)
7,298 Abraxas Petroleum Corporation
b
1,474
15,734 Antero Midstream Corporation 89,212
6,520 Apache Corporation 100,082
28,395 Archrock , Inc. 189,111
37,474 BP plc ADR 825,927
141 Canadian Natural Resources, Ltd. 2,487
9,413 Centennial Resource
Development, Inc.
b
7,411
3,229 CGG SA
b
2,764
5,291 ChampionX Corporation
b
50,317
14,104 Chevron Corporation 1,183,890
14,561 Cimarex Energy Company 356,162
15,393 CNX Resources Corporation
b
148,542
10,312 Concho Resources, Inc. 541,792
10,160 ConocoPhillips 379,882
7,567 Continental Resources, Inc. 130,833
5,115 Core Laboratories NV 109,103
1,908 Delek US Holdings, Inc. 33,352
13,194 Devon Energy Corporation 138,405
9,239 Diamondback Energy, Inc. 368,267
6,400 Eneos Holdings, Inc. 22,442
3,632 Eni SPA 32,353
18,133 EnLink Midstream, LLC 44,426
26,167 Enterprise Products Partners, LP 460,539
5,174 EOG Resources, Inc. 242,402
21,459 EQT Corporation 311,585
21,001 Equitrans Midstream Corporation 202,660
628 Evolution Petroleum Corporation 1,645
5,844 Exterran Corporation
b
29,045
13,424 Exxon Mobil Corporation 564,882
8,648 Frank's International NV
b
19,717
66 Gaztransport Et Technigaz SA 6,137
19,832 Gran Tierra Energy, Inc.
b
5,751
25,487 Halliburton Company 365,229
56,766 Helmerich & Payne, Inc. 1,012,138

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Energy (0.9%) - continued
1,486 John Wood Group plc $ 3,694
9,795 Kosmos Energy, Ltd. 15,770
7,417 Liberty Oilfield Services, Inc. 41,906
81 Lundin Energy AB 1,889
86,857 Marathon Oil Corporation 476,845
22,672 Marathon Petroleum Corporation 866,070
498 Nabors Industries, Ltd. 21,120
9,860 NexTier Oilfield Solutions, Inc.
b
24,847
93,575 Nine Energy Service, Inc.
b
174,050
10,408 Oceaneering International, Inc.
b
58,493
311 OMV AG
b
9,822
852 ONEOK, Inc. 23,779
15,874 Patterson-UTI Energy, Inc. 61,512
4,691 PBF Energy, Inc. 40,718
2,253 PDC Energy, Inc.
b
32,128
3,557 Peabody Energy Corporation 11,098
8,636 Pioneer Natural Resources
Company 837,001
5,086 Plains GP Holdings, LP 40,383
2,579 ProPetro Holding Corporation
b
13,849
9,399 QEP Resources, Inc. 13,817
5,199 Range Resources Corporation 33,586
3,327 Royal Dutch Shell plc, Class A 48,626
5,338 Royal Dutch Shell plc, Class B 74,927
7,069 RPC, Inc.
b
20,995
5,293 Schlumberger, Ltd. 96,015
40,413 SEACOR Holdings, Inc.
b
1,175,210
1,535 SM Energy Company 4,528
19,082 Southwestern Energy Company
b
46,369
28,457 Talos Energy, Inc.
b
193,792
2,034 Targa Resources Corporation 37,182
533 TC Energy Corporation 24,293
620 Tenaris SA ADR 7,254
1,972 Total SE 74,628
30,131 Transocean, Ltd.
b
61,467
4,725 Tullow Oil plc 1,580
7,083 Valero Energy Corporation 398,277
323 Vermilion Energy Inc 1,317
103 Washington H. Soul Pattinson and
Company, Ltd. 1,437
381 Whitecap Resources, Inc. 629
53 Woodside Petroleum, Ltd. 754
182,043 WPX Energy, Inc.
b
1,086,797
Total 14,138,418
Financials (5.6%)
124 1st Source Corporation 4,107
2,866 AB Industrivarden
b
70,697
20,695 Aflac, Inc. 736,121
6,181 AG Mortgage Investment Trust,
Inc. 17,245
1,400 AIA Group, Ltd. 12,624
45,070 Air Lease Corporation 1,181,735
1,104 Alleghany Corporation 576,641
801 Allianz SE 166,187
36,880 Ally Financial, Inc. 741,288
981 American Equity Investment Life
Holding Company 24,967
4,801 American Express Company 448,029
24,618 American Financial Group, Inc. 1,496,036
15,497 American International Group, Inc. 498,074
2,545 Ameriprise Financial, Inc. 390,988
18,618 Ameris Bancorp 429,610
1,479 Aon plc 303,520
2,221 Apollo Commercial Real Estate
Finance, Inc. 20,655
Shares Common Stock (41.6%) Value
Financials (5.6%) - continued
1,000 Argo Group International Holdings,
Ltd. $ 33,510
11,437 Arthur J. Gallagher & Company 1,229,363
1,733 Artisan Partners Asset
Management, Inc. 62,787
17,087 Associated Banc-Corp 219,397
108,455 Assured Guaranty, Ltd. 2,367,573
581 Baloise Holding AG 88,646
5,663 Bank Leumi Le-Israel BM 28,708
118,005 Bank of America Corporation 2,935,964
1,490 Bank of Marin Bancorp 46,801
236 Bank of Montreal 12,911
33,140 Bank of N.T. Butterfield & Son, Ltd. 862,634
545 Bank OZK 13,107
3,585 BankFinancial Corporation 26,135
3,680 BankUnited , Inc. 74,115
8,404 Banner Corporation 297,754
4,846 Berkshire Hathaway, Inc.
b
948,750
8,505 Berkshire Hills Bancorp, Inc. 84,710
1,554 BlackRock, Inc. 893,566
1,646 Blackstone Mortgage Trust, Inc. 39,619
960 BOK Financial Corporation 53,472
24,329 Boston Private Financial Holdings,
Inc. 143,176
84,378 Bridgewater Bancshares, Inc.
b
783,872
4,262 Brighthouse Financial, Inc.
b
120,785
15,253 BrightSphere Investment Group 205,000
1,454 Brown & Brown, Inc. 66,113
2,328 Byline Bancorp, Inc. 30,171
21,730 Capital One Financial Corporation 1,386,374
2,879 Central Pacific Financial
Corporation 44,797
7,215 Charles Schwab Corporation 239,177
8,485 Chubb, Ltd. 1,079,631
6,264 CI Financial Corporation 86,095
2,269 Cincinnati Financial Corporation 176,823
15,975 CIT Group, Inc. 303,046
51,651 Citigroup, Inc. 2,583,067
16,070 Citizens Financial Group, Inc. 398,697
1,071 CME Group, Inc. 177,979
7,207 Cohen & Steers, Inc. 433,717
20,347 Colony Capital, Inc. 39,066
29,962 Columbia Banking System, Inc. 866,801
21,821 Comerica, Inc. 840,545
1,385 Commonwealth Bank of Australia 70,462
10,114 Community Trust Bancorp, Inc. 309,590
8,274 Cullen/Frost Bankers, Inc. 596,224
4,700 DBS Group Holdings, Ltd. 67,895
235 Deutsche Boerse AG 42,757
1,471 Deutsche Pfandbriefbank AG
b,c
9,319
281 Diamond Hill Investment Group,
Inc. 32,042
7,765 Discover Financial Services 383,824
4,705 DnB ASA
b
72,266
4,774 East West Bancorp, Inc. 165,467
3,120 Ellington Residential Mortgage
REIT 34,476
1,205 Encore Capital Group, Inc.
b
44,019
1,677 Enterprise Financial Services
Corporation 48,734
16,850 Essent Group, Ltd. 603,736
1,093 Euronext NV
c
126,261
17,741 Evercore , Inc. 981,077
235,195 Everi Holdings, Inc.
b
1,335,908
1,477 FBL Financial Group, Inc. 51,370

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Financials (5.6%) - continued
673 Federal Agricultural Mortgage
Corporation $ 40,050
3,461 Fifth Third Bancorp 68,736
4,578 Financial Institutions, Inc. 67,617
2,232 First American Financial
Corporation 113,854
467 First Bancshares, Inc. 9,298
11,299 First Busey Corporation 193,213
834 First Citizens BancShares , Inc. 355,176
3,631 First Financial Corporation 121,384
54,653 First Interstate BancSystem , Inc. 1,590,949
360 First Mid-Illinois Bancshares, Inc. 8,788
4,790 First Midwest Bancorp, Inc. 58,127
445 First of Long Island Corporation 6,635
7,169 First Republic Bank 806,369
9,199 FlexiGroup , Ltd. 8,204
15,532 Glacier Bancorp, Inc. 548,435
2,018 Goldman Sachs Group, Inc. 399,483
7,355 Granite Point Mortgage Trust, Inc. 49,941
9,258 Great Southern Bancorp, Inc. 333,936
9,028 Great Western Bancorp, Inc. 117,364
18 Groupe Bruxelles Lambert SA 1,561
20,044 Hamilton Lane, Inc. 1,447,979
17,815 Hancock Whitney Corporation 339,554
812 Hanmi Financial Corporation 7,495
4,189 Hanover Insurance Group, Inc. 426,775
28,914 Hartford Financial Services Group,
Inc. 1,223,641
44,418 Heartland Financial USA, Inc. 1,387,618
112,799 Heritage Commerce Corporation 764,777
6,670 Hometrust Bancshares, Inc. 96,181
7,299 Horizon Bancorp, Inc. 73,793
7,688 Houlihan Lokey , Inc. 421,302
3,546 HSBC Holdings plc 15,967
43 IGM Financial, Inc. 1,057
8,188 Independent Bank Corporation 114,345
25,848 Interactive Brokers Group, Inc. 1,282,061
1,460 International Bancshares
Corporation 44,413
18,567 Israel Discount Bank, Ltd. 57,086
12,270 J.P. Morgan Chase & Company 1,185,773
135 Janus Henderson Group plc 2,820
100 Japan Exchange Group, Inc. 2,375
1,300 Japan Post Bank Company, Ltd. 9,699
200 Japan Post Holdings Company,
Ltd. 1,366
9,520 Julius Baer Group, Ltd. 417,927
23,518 Kemper Corporation 1,846,633
99,274 KeyCorp 1,192,281
154 L E Lundbergforetagen AB
b
7,234
2,502 Lakeland Bancorp, Inc. 25,470
1,215 Laurentian Bank of Canada
a
24,083
3,960 Loews Corporation 144,184
7,596 M&T Bank Corporation 804,796
1,071 Manulife Financial Corporation 14,353
958 Markel Corporation
b
1,000,669
97 MarketAxess Holdings, Inc. 50,120
1,525 Marsh & McLennan Companies,
Inc. 177,815
2,099 Mercantile Bank Corporation 44,688
13,124 Meridian Bancorp, Inc. 149,679
18,011 MetLife, Inc. 681,716
10,725 MidWestOne Financial Group, Inc. 193,908
2,700 Mitsubishi UFJ Financial Group,
Inc. 10,118
412 Mizrahi Tefahot Bank, Ltd. 8,636
Shares Common Stock (41.6%) Value
Financials (5.6%) - continued
28,739 Morgan Stanley $ 1,404,762
135 Morningstar, Inc. 22,685
3,449 Mr. Cooper Group, Inc.
b
56,322
200 MS and AD Insurance Group
Holdings, Inc. 5,026
4,418 MSCI, Inc. 1,661,080
722 National Bank of Canada 34,088
91 National Western Life Group, Inc. 17,726
855 NBT Bancorp, Inc. 25,470
8,559 Northern Trust Corporation 670,598
2,645 Northwest Bancshares, Inc. 26,053
127 OFG Bancorp 1,661
1,173 Old Republic International
Corporation 18,850
3,442 Old Second Bancorp, Inc. 28,637
217 Onex Corporation 9,646
5,970 PacWest Bancorp 109,102
370 Paragon Banking Group plc 1,517
327 Pargesa Holding SA 25,945
245 Park National Corporation 21,011
408 Peapack -Gladstone Financial
Corporation 6,642
1,448 Peoples Bancorp, Inc. 29,061
27,064 Popular, Inc. 1,004,345
1,103 Power Corporation of Canada 19,574
14,540 Premier Financial Corporation 257,067
14,351 Primerica, Inc. 1,717,241
41,068 Prosight Global, Inc.
b
322,795
1,256 Provident Financial Services, Inc. 17,144
7,424 QCR Holdings, Inc. 221,829
35,118 Radian Group, Inc. 523,961
30,162 Raymond James Financial, Inc. 2,095,656
9,121 Redwood Trust, Inc. 65,033
8,640 Reinsurance Group of America,
Inc. 736,560
4,448 Renasant Corporation 103,327
666 Royal Bank of Canada 45,943
1,010 S&P Global, Inc. 353,753
1,156 Safety Insurance Group, Inc. 87,475
434 Sandy Spring Bancorp, Inc. 10,034
41,792 Santander Consumer USA
Holdings, Inc.
a
767,301
72,090 Seacoast Banking Corporation of
Florida
b
1,361,059
12,948 SEI Investments Company 677,569
10,361 Selective Insurance Group, Inc. 563,017
500 Senshu Ikeda Holdings, Inc. 736
149 Signature Bank 15,277
900 Singapore Exchange, Ltd. 5,369
3,143 SLM Corporation 21,278
5,314 Starwood Property Trust, Inc. 79,444
12,887 State Auto Financial Corporation 199,877
2,419 Sun Life Financial, Inc. 94,289
5,778 SVB Financial Group
b
1,295,832
227 Swiss Life Holding AG 82,955
87,779 Synovus Financial Corporation 1,768,747
7,754 T. Rowe Price Group, Inc. 1,070,827
1,443 TCF Financial Corporation 39,668
1,439 Territorial Bancorp, Inc. 31,615
6,338 Texas Capital Bancshares, Inc.
b
210,548
9,801 TMX Group, Ltd. 1,001,869
500 Tokio Marine Holdings, Inc. 21,113
153 Topdanmark AS 6,543
85 Torchmark Corporation 6,766
4,222 Toronto-Dominion Bank 186,821
10,388 TPG RE Finance Trust, Inc. 90,168

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Financials (5.6%) - continued
2,793 TriCo Bancshares $ 78,204
49,476 Triumph Bancorp, Inc.
b
1,296,271
23,020 Truist Financial Corporation 862,329
8,890 TrustCo Bank Corporation 51,473
5,847 Two Harbors Investment
Corporation 31,749
483 Univest Financial Corporation 7,385
512 Walker & Dunlop, Inc. 25,810
2,264 Washington Trust Bancorp, Inc. 75,482
16,815 Webster Financial Corporation 458,545
59,660 Wells Fargo & Company 1,447,352
3,563 WesBanco , Inc. 70,654
66,239 Western Alliance Bancorp 2,381,292
10,174 Western Asset Mortgage Capital
Corporation 21,467
155 Westwood Holdings Group, Inc. 1,761
18,348 Wintrust Financial Corporation 785,294
48,434 Zions Bancorporations NA 1,572,652
Total 83,541,939
Health Care (6.9%)
8,597 Abbott Laboratories 865,202
1,719 AbbVie, Inc. 163,150
1,675 Acadia Healthcare Company, Inc.
b
49,932
46,487 ACADIA Pharmaceuticals, Inc.
b
1,932,465
376 Acceleron Pharma, Inc.
b
37,288
5,798 ADMA Biologics, Inc.
b
20,699
1,244 Adverum Biotechnologies, Inc.
b
20,862
3,247 Agile Therapeutics, Inc.
b
8,117
9,960 Agilent Technologies, Inc. 959,447
21,177 Agios Pharmaceuticals, Inc.
b
959,742
1,675 Akebia Therapeutics, Inc.
b
18,710
4,869 Alexion Pharmaceuticals, Inc.
b
499,024
4,264 Align Technology, Inc.
b
1,252,848
1,107 Alkermes plc
b
19,937
3,304 AmerisourceBergen Corporation 331,028
4,992 Amgen, Inc. 1,221,393
25,151 AMN Healthcare Services, Inc.
b
1,381,796
2,440 AnaptysBio , Inc.
b
43,822
2,301 Anavex Life Sciences Corporation
b
9,710
2,967 Anthem, Inc. 812,365
5,299 Arena Pharmaceuticals, Inc.
b
325,306
4,379 Argenx SE ADR
b
1,007,739
742 Assembly Biosciences, Inc.
b
16,472
900 Astellas Pharmaceutical, Inc. 14,038
1,586 Atara Biotherapeutics , Inc.
b
19,651
660 Athenex , Inc.
b
7,003
73 Atrion Corporation 45,267
427 AVROBIO, Inc.
b
7,238
28,576 Axonics Modulation Technologies,
Inc.
a,b
1,210,479
358 Axsome Therapeutics, Inc.
b
25,536
23,670 Bausch Health Companies, Inc.
b
432,451
3,523 Baxter International, Inc. 304,317
2,297 Becton, Dickinson and Company 646,238
3,203 Biogen, Inc.
b
879,832
12,941 Biohaven Pharmaceutical Holding
Company, Ltd.
b
828,742
1,097 Bio-Rad Laboratories, Inc.
b
575,804
9,596 Bio- Techne Corporation 2,640,435
948 Bluebird Bio, Inc.
b
57,544
244 Blueprint Medicines Corporation
b
17,856
598 Bruker Corporation 26,683
1,887 Cantel Medical Corporation 89,161
57,445 Catalent , Inc.
b
5,017,246
20,080 Centene Corporation
b
1,310,220
Shares Common Stock (41.6%) Value
Health Care (6.9%) - continued
4,353 Cerner Corporation $ 302,316
2,748 Charles River Laboratories
International, Inc.
b
546,825
531 Chemed Corporation 261,353
900 Chugai Pharmaceutical Company,
Ltd. 40,634
7,199 Cigna Holding Company 1,243,195
1,861 Clovis Oncology, Inc.
b
10,775
1,817 Community Health Systems, Inc.
b
9,049
7,532 CryoLife , Inc.
b
146,196
614 CSL, Ltd. 119,424
16,251 CVS Health Corporation 1,022,838
1,470 CytomX Therapeutics, Inc.
b
10,305
400 Daiichi Sankyo Company, Ltd. 35,395
1,859 Danaher Corporation 378,864
397 Deciphera Pharmaceuticals, Inc.
b
18,409
5,926 Dexcom , Inc.
b
2,581,010
4,239 Dynavax Technologies
Corporation
b
34,378
13,237 Edwards Lifesciences
Corporation
b
1,037,913
100 Eisai Company, Ltd. 8,071
2,875 Eli Lilly and Company 432,084
1,598 Encompass Health Corporation 108,792
6,962 Gilead Sciences, Inc. 484,068
9,093 GlaxoSmithKline plc 181,136
18,562 GlaxoSmithKline plc ADR 748,420
7,795 Global Blood Therapeutics, Inc.
b
526,007
432 Grifols SA 12,587
37,016 Guardant Health, Inc.
b
3,153,023
6,001 Haemonetics Corporation
b
526,048
65,540 Halozyme Therapeutics, Inc.
b
1,782,033
6,950 HCA Healthcare, Inc. 880,148
699 HealthStream , Inc.
b
15,347
5,343 Hill-Rom Holdings, Inc. 519,446
652 Humana, Inc. 255,877
18 ICU Medical, Inc.
b
3,307
355 IDEXX Laboratories, Inc.
b
141,201
8,589 ImmunoGen , Inc.
b
35,301
2,757 Immunomedics , Inc.
b
116,428
886 Incyte Corporation
b
87,501
1,076 Insmed , Inc.
b
28,105
14,201 Inspire Medical Systems, Inc.
b
1,411,011
7,994 Insulet Corporation
b
1,625,660
1,419 Intuitive Surgical, Inc.
b
972,639
977 Invitae Corporation
b
28,528
1,481 Iovance Biotherapeutics , Inc.
b
43,053
3,773 IQVIA Holding, Inc.
b
597,605
4,885 Jazz Pharmaceuticals, Inc.
b
528,801
28,047 Johnson & Johnson 4,088,131
3,352 Kadmon Holdings, Inc.
b
12,268
200 KYORIN Holdings, Inc. 3,633
1,847 Laboratory Corporation of America
Holdings
b
356,323
37,863 LHC Group, Inc.
b
7,387,450
4,433 Ligand Pharmaceuticals, Inc.
a,b
519,459
65 LNA Sante 3,922
300 M3, Inc. 15,406
1,577 MacroGenics , Inc.
b
40,056
253 Masimo Corporation
b
55,690
29,209 Medtronic plc 2,818,084
34,676 Merck & Company, Inc. 2,782,402
974 Mersana Therapeutics, Inc.
b
19,363
2,205 Mesa Laboratories, Inc. 522,453
695 Mettler -Toledo International, Inc.
b
649,825
154 Mirati Therapeutics, Inc.
b
18,682

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Health Care (6.9%) - continued
4,388 Molina Healthcare, Inc.
b
$ 810,464
408 Momenta Pharmaceuticals, Inc.
b
12,032
9,283 MyoKardia , Inc.
b
836,677
1,712 Myovant Sciences, Ltd.
b
26,022
23,604 Natera , Inc.
b
1,133,464
4,051 National Healthcare Corporation 240,305
5,441 Nektar Therapeutics
b
120,573
291 Neogen Corporation
b
22,340
9,613 Neurocrine Biosciences, Inc.
b
1,157,021
20,336 Nevro Corporation
b
2,703,875
2,974 Novartis AG 244,960
2,298 Novo Nordisk AS 150,778
2,534 Novo Nordisk AS ADR 165,546
600 Olympus Corporation 10,792
100,144 Optinose , Inc.
b
510,234
2,014 Orthifix Medical, Inc.
b
61,850
4,278 PerkinElmer, Inc. 508,697
555 Pfizer, Inc. 21,356
14,194 PRA Health Sciences, Inc.
b
1,512,513
1,395 Precision BioSciences , Inc.
b
8,872
2,418 Quest Diagnostics, Inc. 307,255
433 Reata Pharmaceuticals, Inc.
b
63,954
1,159 Recordati SPA 62,250
8,218 Repligen Corporation
b
1,240,178
139 Replimune Group, Inc.
b
2,776
819 Roche Holding AG 283,666
2,993 Sage Therapeutics, Inc.
b
136,391
3,617 Sarepta Therapeutics, Inc.
b
555,282
3 Siegfried Holding AG 1,567
28,544 Silk Road Medical, Inc.
a,b
1,326,154
231 Sonova Holding AG
b
52,230
3,804 Spectrum Pharmaceuticals, Inc.
b
11,374
843 STERIS plc 134,568
4,697 Stryker Corporation 907,930
554 Surmodics , Inc.
b
26,199
31,691 Syneos Health, Inc.
b
1,977,201
46,682 Tactile Systems Technology, Inc.
b
1,913,028
900 Takeda Pharmaceutical Company,
Ltd. 32,640
33 Tecan Group AG 13,840
6,523 Teleflex, Inc. 2,433,731
5,675 Tenet Healthcare Corporation
b
150,047
200 Terumo Corporation 7,566
3,909 Thermo Fisher Scientific, Inc. 1,618,131
1,485 Tilray , Inc.
b
10,959
100 Tsumura & Company 2,492
1,003 U.S. Physical Therapy, Inc. 83,309
600 uniQure B.V.
b
25,038
735 United Therapeutics Corporation
b
81,930
4,787 UnitedHealth Group, Inc. 1,449,408
5,539 Universal Health Services, Inc. 608,736
5,425 Varian Medical Systems, Inc.
b
774,256
6,953 VBI Vaccines, Inc.
b
28,299
14,641 Veeva Systems, Inc.
b
3,873,569
1,451 Vertex Pharmaceuticals, Inc.
b
394,672
479 Viking Therapeutics, Inc.
b
3,363
1,525 Waters Corporation
b
325,054
150 West Pharmaceutical Services,
Inc. 40,331
3,244 Zimmer Biomet Holdings, Inc. 437,486
19,222 Zoetis, Inc. 2,915,593
Total 103,027,872
Industrials (6.2%)
982 3M Company 147,762
22,059 A.O. Smith Corporation 1,061,920
Shares Common Stock (41.6%) Value
Industrials (6.2%) - continued
920 Aalberts NV $ 32,855
503 Acuity Brands, Inc. 49,847
3,671 AECOM
b
132,853
1,866 Aegion Corporation
b
28,774
24,530 Aerojet Rocketdyne Holdings, Inc.
b
1,011,862
37,551 AGCO Corporation 2,464,472
5,023 Allegion plc 499,588
88,179 Altra Industrial Motion Corporation 3,018,367
10 AMERCO 3,177
8,895 American Airlines Group, Inc. 98,912
16,457 AMETEK, Inc. 1,534,615
9,479 Arcosa , Inc. 400,203
52,612 ASGN, Inc.
b
3,601,818
2,178 Assa Abloy AB 48,082
2,314 Atlas Copco AB, Class A 102,722
968 Atlas Copco AB, Class B 37,464
2,884 Avis Budget Group, Inc.
b
74,696
13,227 AZZ, Inc. 417,709
820 Bloom Energy Corporation
b
9,971
3,250 Boeing Company 513,500
18,919 BWX Technologies, Inc. 1,031,464
4,335 Carlisle Companies, Inc. 516,212
37,123 Carrier Global Corporation 1,011,231
14,210 Casella Waste Systems, Inc.
b
787,376
3,266 Caterpillar, Inc. 433,986
18,412 CBIZ, Inc.
b
445,202
17,821 Chart Industries, Inc.
b
1,221,273
433 CIA De Distribucion Integral 8,085
9,995 Copart , Inc.
b
932,034
1,841 Cornerstone Building Brands, Inc.
b
10,438
1,673 CRA International, Inc. 69,881
12,668 Crane Company 716,629
7,155 CSW Industrials, Inc. 477,882
8,701 CSX Corporation 620,729
28,042 Curtiss-Wright Corporation 2,499,103
110 Dart Group plc 927
24,665 Delta Air Lines, Inc. 615,885
1,312 Douglas Dynamics, Inc. 46,379
16,184 EMCOR Group, Inc. 1,108,604
11,202 Emerson Electric Company 694,636
10,477 Encore Wire Corporation 525,841
6,397 Expeditors International of
Washington, Inc. 540,610
12,260 Fluor Corporation 124,929
10,369 Forrester Research, Inc.
b
364,056
4,388 FuelCell Energy, Inc.
b
9,785
105 Geberit AG 57,951
5,186 Generac Holdings, Inc.
b
817,210
12,192 General Dynamics Corporation 1,789,054
4,715 Gorman-Rupp Company 142,676
300 GS Yuasa Corporation 4,665
5,236 GWA Group, Ltd. 10,644
400 Hanwa Company, Ltd. 7,108
6,771 Heico Corporation 650,829
27,329 Helios Technologies, Inc. 1,033,856
100 Hino Motors, Ltd. 577
8,758 Honeywell International, Inc. 1,308,182
5,213 Hubbell, Inc. 703,599
3,369 Huntington Ingalls Industries, Inc. 585,229
1,032 ICF International, Inc. 69,774
18,048 IDEX Corporation 2,974,671
1,422 Illinois Tool Works, Inc. 263,056
1,300 Inaba Denki Sangyo Company,
Ltd. 29,744
6,789 Ingersoll - Rand, Inc.
b
214,464

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Industrials (6.2%) - continued
7,641 John Bean Technologies
Corporation $ 716,420
35,717 Johnson Controls International plc 1,374,390
200 Kamigumi Company, Ltd. 3,650
5,060 Kansas City Southern 869,561
1,600 Kinden Corporation 24,802
1,158 Koninklijke Philips NV
b
59,835
77 Landstar System, Inc. 9,377
1,742 Legrand SA 134,365
990 Lennox International, Inc. 265,459
34,979 Lincoln Electric Holdings, Inc. 3,161,752
548 Linde Public Limited Company 134,320
1,812 Lockheed Martin Corporation 686,694
17,610 Manpower, Inc. 1,211,392
5,000 Marubeni Corporation 23,020
1,802 Masonite International
Corporation
b
151,999
6,470 Mercury Systems, Inc.
b
500,972
140,913 Meritor, Inc.
b
3,205,771
25,108 Middleby Corporation
b
2,085,470
3,300 Mitsubishi Corporation 66,494
500 Mitsuboshi Belting, Ltd. 8,276
5,300 Mitsui & Company, Ltd. 79,236
2,771 MSC Industrial Direct Company,
Inc. 182,914
7,972 NAPCO Security Technologies,
Inc.
b
210,301
1,659 National Express Group plc 3,301
1,800 Nitto Kogyo Corporation 29,282
905 Nobina AB
b,c
5,700
3,171 Nordson Corporation 614,001
1,149 Norfolk Southern Corporation 220,849
329 Northrop Grumman Corporation 106,928
14,627 Old Dominion Freight Line, Inc. 2,674,108
8,452 Otis Worldwide Corporation 530,278
2,723 PageGroup plc 12,467
8,913 Parker-Hannifin Corporation 1,594,714
47,194 Primoris Services Corporation 756,520
2,372 Quad/Graphics, Inc. 7,377
49,928 Raven Industries, Inc. 1,078,944
16,903 Raytheon Technologies
Corporation 958,062
700 Recruit Holdings Company, Ltd. 21,837
667 Redde Northgate plc 1,435
5,312 Regal-Beloit Corporation 488,545
5,515 RELX plc 116,103
860 Republic Services, Inc. 75,035
59,317 Ritchie Brothers Auctioneers, Inc. 2,745,191
6,143 Rockwell Automation, Inc. 1,340,034
4,831 Roper Industries, Inc. 2,089,166
3,828 Ryder System, Inc. 140,220
19,463 Saia, Inc.
b
2,324,855
1,300 Sandvik AB
b
24,295
1,224 Schneider Electric SE 140,349
526 SEEK, Ltd. 8,090
1,759 Signify NV
b,c
52,776
7,776 Simpson Manufacturing Company,
Inc. 750,851
6,101 SiteOne Landscape Supply, Inc.
b
781,111
2,103 SKF AB 38,932
20,600 Sojitz Corporation 43,212
62,404 Southwest Airlines Company 1,927,660
659 SP Plus Corporation
b
10,471
289 Spirax-Sarco Engineering plc 38,621
2,480 Spirit Aerosystems Holdings, Inc. 48,534
2,284 Spirit Airlines, Inc.
b
36,110
Shares Common Stock (41.6%) Value
Industrials (6.2%) - continued
662 SPX FLOW, Inc.
b
$ 26,533
11,525 Standex International Corporation 617,164
21 Stantec , Inc. 676
3,600 Sumitomo Corporation 39,995
42,531 Summit Materials, Inc.
b
626,056
200 Taikisha, Ltd. 5,621
1,443 Teledyne Technologies, Inc.
b
442,568
1,211 Thermon Group Holdings, Inc.
b
16,409
500 Toppan Forms Company, Ltd. 4,722
8,062 Toro Company 575,224
491 Transcontinental, Inc. 5,660
13,912 Trex Company, Inc.
b
1,938,359
13,743 TriMas Corporation
b
321,586
500 Tsubakimoto Chain Company 11,736
1,409 UniFirst Corporation 262,750
3,574 Union Pacific Corporation 619,553
3,322 United Airlines Holdings, Inc.
b
104,244
25,770 United Rentals, Inc.
b
4,003,885
11,252 Valmont Industries, Inc. 1,363,742
6,092 Verisk Analytics, Inc. 1,149,621
392 Vinci SA 33,738
4,616 Waste Connections, Inc. 472,540
2,612 Watsco , Inc. 616,615
38,514 Willdan Group, Inc.
b
949,755
4,832 XPO Logistics, Inc.
b
362,497
300 Yuasa Trading Company, Ltd. 8,022
Total 92,349,340
Information Technology (9.6%)
5,297 Accenture plc 1,190,660
2,538 Adobe, Inc.
b
1,127,684
1,601 ADTRAN, Inc. 19,884
11,909 Advanced Energy Industries, Inc.
b
876,145
14,608 Advanced Micro Devices, Inc.
b
1,131,097
100 Advantest Corporation 5,460
36,013 Agilysys , Inc.
b
754,832
14,098 Akamai Technologies, Inc.
b
1,585,179
13,903 Alliance Data Systems Corporation 616,737
7,209 Alteryx , Inc.
b
1,265,107
516 Amadeus IT Holding SA 25,767
2,859 American Software, Inc. 47,088
28,038 Amphenol Corporation 2,965,299
723 Analog Devices, Inc. 83,037
33,498 Anaplan, Inc.
b
1,521,144
5,124 ANSYS, Inc.
b
1,591,514
18,402 Apple, Inc. 7,821,586
39 ASM International NV 5,966
360 ASML Holding NV 127,994
953 Aspen Technology, Inc.
b
92,689
6,712 Atlassian Corporation plc
b
1,185,675
6,450 Automatic Data Processing, Inc. 857,269
12,631 Avalara, Inc.
b
1,698,238
1,816 Avnet, Inc. 48,524
13,898 Bandwidth, Inc.
a,b
2,012,152
772 BE Semiconductor Industries NV 34,518
9,656 Benchmark Electronics, Inc. 196,596
27,369 Blackline, Inc.
b
2,433,378
34 Broadcom, Ltd. 10,769
3,915 Broadridge Financial Solutions,
Inc. 525,941
457 CACI International, Inc.
b
94,974
700 Canon, Inc. 11,265
63 Capgemini SA 8,171
15,880 CDK Global, Inc. 721,905
4,604 CDW Corporation 535,215

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Information Technology (9.6%) - continued
209 CEVA, Inc.
b
$ 8,402
2,064 CGI, Inc.
b
147,421
88,521 Change Healthcare, Inc.
b
1,032,155
35,418 Ciena Corporation
b
2,107,725
85,119 Cisco Systems, Inc. 4,009,105
11,307 Cognex Corporation 756,099
3,084 CommScope Holding Company,
Inc.
b
28,620
100 Computer Engineering &
Consulting, Ltd. 1,437
25,369 Computer Services, Inc. 1,452,375
2,699 Computershare, Ltd. 25,832
12,053 Coupa Software, Inc.
b
3,693,642
5,762 Cree, Inc.
b
397,117
6,894 CTS Corporation 136,915
17,843 Descartes Systems Group, Inc.
b
1,005,096
193 Dialog Semiconductor plc
b
9,047
12,978 DocuSign, Inc.
b
2,814,020
44,896 Dolby Laboratories, Inc. 3,124,762
638 Domo, Inc.
b
20,531
31,154 Dropbox, Inc.
b
708,754
1,210 DSP Group, Inc.
b
17,968
26,821 Elastic NV
b
2,579,912
11,744 Endava plc ADR
b
606,578
2,242 EPAM Systems, Inc.
b
650,359
3,339 ePlus , Inc.
b
248,889
21,819 Euronet Worldwide, Inc.
b
2,097,679
40,440 Eventbrite, Inc.
a,b
344,549
3,847 ExlService Holdings, Inc.
b
246,439
585 eXp World Holdings, Inc.
b
11,624
2,281 F5 Networks, Inc.
b
309,988
325 Fair Isaac Corporation
b
142,737
15,648 Five9, Inc.
b
1,890,591
397 FLIR Systems, Inc. 16,539
600 Fuji Soft, Inc. 27,069
1,555 Gartner, Inc.
b
193,815
13,431 Global Payments, Inc. 2,390,987
16,359 Guidewire Software, Inc.
b
1,924,800
4,685 Halma plc 133,072
18,873 Health Catalyst, Inc.
a,b
658,668
300 Hitachi, Ltd. 8,986
300 Hoya Corporation 29,586
5,073 II-VI, Inc.
b
257,303
7,190 Inphi Corporation
b
939,445
8,901 Intel Corporation 424,845
2,546 InterDigital , Inc. 152,811
1,936 International Business Machines
Corporation 238,012
3,409 Intuit, Inc. 1,044,415
100 ITOCHU Techno-Solutions
Corporation 4,061
1,941 Jack Henry & Associates, Inc. 346,080
100 Japan Material Company, Ltd. 1,522
4,051 Juniper Networks, Inc. 102,814
100 Keyence Corporation 42,169
4,313 KLA-Tencor Corporation 861,867
4,605 Lam Research Corporation 1,736,822
100 Lasertec Corporation 8,829
63,207 Lattice Semiconductor
Corporation
b
1,965,106
6,097 Littelfuse , Inc. 1,083,132
25,132 Lumentum Holdings, Inc.
b
2,333,004
1,519 ManTech International Corporation 105,692
7,415 MasterCard, Inc. 2,287,750
36,446 Medallia , Inc.
b
1,119,986
5,332 Methode Electronics, Inc. 150,362
Shares Common Stock (41.6%) Value
Information Technology (9.6%) - continued
41,880 Microsoft Corporation $ 8,585,819
3,308 MicroStrategy , Inc.
b
409,927
21,307 MKS Instruments, Inc. 2,715,364
2,147 MoneyGram International, Inc.
b
7,472
24,189 Monolithic Power Systems, Inc. 6,410,327
3,426 Motorola Solutions, Inc. 478,955
5,766 MTS Systems Corporation 106,959
100 Murata Manufacturing Company,
Ltd. 6,423
42,097 National Instruments Corporation 1,494,444
2,100 NEC Networks & System
Integration Corporation 44,612
264 NetApp, Inc. 11,695
9,033 Nice, Ltd. ADR
a,b
1,853,933
11,661 Nova Measuring Instruments, Ltd.
b
599,375
6,158 Novanta , Inc.
b
638,461
100 NS Solutions Corporation 2,633
100 NSD Company, Ltd. 1,818
87,523 Nuance Communications, Inc.
b
2,393,754
2,317 NVIDIA Corporation 983,775
18,950 Oracle Corporation 1,050,778
100 Oracle Corporation Japan 12,046
100 Otsuka Corporation 5,214
6,946 Palo Alto Networks, Inc.
b
1,777,620
2,204 Paychex, Inc. 158,512
3,417 PayPal Holdings, Inc.
b
669,971
14,603 Plexus Corporation
b
1,084,857
1,262 Progress Software Corporation 43,993
6,290 Proofpoint , Inc.
b
727,564
11,993 Q2 Holdings, Inc.
b
1,127,942
3,640 QAD, Inc. 143,816
9,226 QUALCOMM, Inc. 974,358
334 Qualys , Inc.
b
41,242
7,780 Rogers Corporation
b
927,298
300 Ryoyo Electro Corporation 8,354
282 Sage Group plc 2,676
98,274 SailPoint Technologies Holdings,
Inc.
b
3,095,631
984 Salesforce.com, Inc.
b
191,732
992 Samsung Electronics Company,
Ltd. GDR 1,202,992
63 SAP SE 9,945
2,670 ScanSource , Inc.
b
61,277
1,565 Semtech Corporation
b
87,217
8,481 ServiceNow , Inc.
b
3,724,855
1,152 Silicon Laboratories, Inc.
b
115,788
150 Skyworks Solutions, Inc. 21,837
3,067 Square, Inc.
b
398,250
51,294 STMicroelectronics NV ADR
a
1,433,154
10,569 Synopsys, Inc.
b
2,105,556
4,254 TE Connectivity, Ltd. 378,904
12,886 Teradyne, Inc. 1,146,339
20,972 Texas Instruments, Inc. 2,674,979
200 TIS, Inc. 4,283
100 Tokyo Electron, Ltd. 27,672
180 Tyler Technologies, Inc.
b
64,305
3,895 VeriSign, Inc.
b
824,494
33,966 Virtusa Corporation
b
1,379,020
7,976 Visa, Inc. 1,518,630
3,620 VMware, Inc.
a,b
507,560
5,776 WEX, Inc.
b
914,745
10,832 Zscaler , Inc.
b
1,406,535
Total 143,243,063
Materials (1.6%)
4,825 AdvanSix , Inc.
b
60,071

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Materials (1.6%) - continued
93 Air Liquide SA $ 15,297
1,500 Air Water, Inc. 19,448
658 Anglo American plc 15,929
3,096 AptarGroup, Inc. 356,659
1,190 Avery Dennison Corporation 134,875
25,860 Axalta Coating Systems, Ltd.
b
574,092
136 Balchem Corporation 13,635
12,694 Ball Corporation 934,659
138 Barrick Gold Corporation 3,988
717 BHP Group, Ltd. 18,878
25,069 Boise Cascade Company 1,167,965
2,791 Cabot Corporation 101,816
1,686 Celanese Corporation 163,879
651 Centamin plc 1,743
26,975 CF Industries Holdings, Inc. 845,127
12,582 Chemours Company 233,144
16 Christian Hansen Holding AS 1,826
526 Croda International plc 39,258
25,217 Eastman Chemical Company 1,881,945
4,255 Ecolab, Inc. 796,025
107,864 Element Solutions, Inc.
b
1,171,403
22 EMS-CHEMIE Holding AG 18,999
52 Eramet SA
b
1,416
6,790 Ferroglobe Representation &
Warranty Insurance Trust
b,d
1
9 Givaudan SA 37,276
1,706 Granges AB
b
13,780
1,099 Hecla Mining Company 6,066
2,667 Hexpol AB
b
17,745
1,729 Hochschild Mining plc 6,127
189 Holmen AB 6,514
3,085 IAMGOLD Corporation
b
15,363
74 IMCD NV 7,652
1,976 Ingevity Corporation
b
115,556
6,521 Innospec , Inc. 490,184
247,678 Ivanhoe Mines, Ltd.
b
872,776
7,876 Kaiser Aluminum Corporation 487,918
942 Koninklijke DSM NV 144,188
3,437 Kraton Performance Polymers,
Inc.
b
45,197
1,400 Kyoei Steel, Ltd. 16,646
200 Lintec Corporation 4,666
139,785 Louisiana-Pacific Corporation 4,426,991
133 MAG Silver Corporation
b
2,247
8,911 Martin Marietta Materials, Inc. 1,846,181
4,070 Materion Corporation 233,699
3,777 Minerals Technologies, Inc. 177,066
7,279 Myers Industries, Inc. 109,622
6,654 Neenah, Inc. 296,835
2,800 Nippon Steel Corporation 22,958
491 Northern Star Resources, Ltd. 5,573
111 Novozymes AS 6,640
17,804 Nucor Corporation 746,878
4,603 Olin Corporation 51,738
675 Olympic Steel, Inc. 7,142
118 Osisko Gold Royalties, Ltd. 1,383
4,217 PPG Industries, Inc. 453,960
6,163 Quaker Chemical Corporation 1,195,622
920 Ramelius Resources, Ltd. 1,454
1,793 Reliance Steel & Aluminum
Company 176,180
401 Rio Tinto plc 24,410
435 Rio Tinto, Ltd. 31,837
865 RPM International, Inc. 70,575
3,838 Ryerson Holding Corporation
b
21,608
3,896 Sandfire Resources, Ltd. 13,241
Shares Common Stock (41.6%) Value
Materials (1.6%) - continued
3,026 Sensient Technologies Corporation $ 157,987
827 Sherwin-Williams Company 535,830
100 Shin-Etsu Chemical Company, Ltd. 11,704
275 Sika AG 60,426
1,623 Silver Lake Resources, Ltd.
b
2,905
34,220 Steel Dynamics, Inc. 937,970
3,800 Sumitomo Chemical Company,
Ltd. 10,965
345 Symrise AG 43,129
200 Taiyo Holdings Company, Ltd. 9,449
1,000 Toagosei Company, Ltd. 9,534
7,100 Toray Industries, Inc. 30,733
700 Ube Industries, Ltd. 11,433
16,442 UFP Technologies, Inc.
b
709,308
14,201 United States Lime & Minerals, Inc. 1,281,072
6,040 United States Steel Corporation 40,226
1,719 UPM- Kymmene Oyj 45,887
656 W. R. Grace & Company 30,261
1,441 Worthington Industries, Inc. 53,922
Total 24,766,313
Real Estate (2.3%)
28,478 Agree Realty Corporation 1,907,172
4,976 Alexandria Real Estate Equities,
Inc. 883,489
883 Allied Properties REIT 26,442
932 Alstria Office REIT AG
b
13,932
41,899 American Campus Communities,
Inc. 1,493,280
1,232 American Tower Corporation 322,032
8,139 Apartment Investment &
Management Company 315,956
4,985 Armada Hoffler Properties, Inc. 48,055
16,760 Ascendas REIT 43,383
2,200 Ascott Trust 1,444
1,672 Ashford Hospitality Trust, Inc. 6,554
3,673 AvalonBay Communities, Inc. 562,410
382 BBX Capital Corporation 5,317
71 Bluerock Residential Growth REIT,
Inc. 514
19,572 Camden Property Trust 1,777,333
5,789 CareTrust REIT, Inc. 104,318
1,221 Castellum AB 26,259
9,342 CBL & Associates Properties, Inc.
b
1,708
41,610 CBRE Group, Inc.
b
1,822,934
19,485 Cedar Realty Trust, Inc. 15,851
843 Choice Properties REIT 7,980
2,203 City Office REIT, Inc. 19,056
32 Cofinimmo SA 4,568
18,434 Colliers International Group, Inc. 995,620
2,165 Colony Credit Real Estate, Inc. 13,639
3,701 Columbia Property Trust, Inc. 44,264
138 Community Healthcare Trust, Inc. 6,311
1,321 Corepoint Lodging, Inc. 7,384
7,168 CoreSite Realty Corporation 925,030
3,095 CoStar Group, Inc.
b
2,630,007
976 CyrusOne , Inc. 81,418
400 Daito Trust Construction Company,
Ltd. 31,369
3,977 Digital Realty Trust, Inc. 638,468
9,308 Diversified Healthcare Trust 36,255
14,859 Douglas Emmett, Inc. 432,991
20,509 Duke Realty Corporation 824,257
496 Easterly Government Properties,
Inc. 12,127
1,517 EastGroup Properties, Inc. 201,245

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Real Estate (2.3%) - continued
340 Entra ASA
c
$ 4,800
4,053 EPR Properties 116,037
5,517 Equity Lifestyle Properties, Inc. 376,921
9,611 Equity Residential 515,438
26,550 Essential Properties Realty Trust,
Inc. 427,455
2,616 Essex Property Trust, Inc. 577,456
2,182 Farmland Partners, Inc. 15,078
25,269 First Industrial Realty Trust, Inc. 1,109,814
8,806 FirstService Corporation 1,052,757
8,435 Four Corners Property Trust, Inc. 212,562
1,276 Franklin Street Properties
Corporation 6,699
1 Fukuoka REIT Corporation 1,161
3,557 Gaming and Leisure Properties,
Inc. 128,799
5,714 Getty Realty Corporation 169,306
3,090 Gladstone Commercial
Corporation 56,238
1,274 Granite REIT 74,094
7,296 Healthcare Realty Trust, Inc. 213,773
4,319 Healthcare Trust of America, Inc. 119,248
64,138 Host Hotels & Resorts, Inc. 691,408
1,251 Hudson Pacific Properties, Inc. 29,486
2,000 Hysan Development Company,
Ltd. 5,525
5,460 Industrial Logistics Properties Trust 115,261
1,962 Innovative Industrial Properties,
Inc. 204,499
1,266 Investors Real Estate Trust 91,532
29 Japan Hotel REIT Investment
Corporation 10,519
3,099 Jones Lang LaSalle, Inc. 306,522
19,264 Kilroy Realty Corporation 1,122,513
234 Kungsleden AB 1,893
1,196 Lamar Advertising Company 78,613
5 LEG Immobilien AG 697
3,140 Lexington Realty Trust 36,424
4,400 Mapletree Commercial Trust 5,925
28,699 Medical Properties Trust, Inc. 577,711
619 MGM Growth Properties LLC 16,923
1 Mori Trust Sogo REIT, Inc. 1,167
495 National Health Investors, Inc. 30,690
9,327 National Retail Properties, Inc. 330,642
56,031 National Storage Affiliates Trust 1,726,875
11,389 New Residential Investment
Corporation 90,315
3,358 New Senior Investment Group, Inc. 11,417
12,890 NexPoint Residential Trust, Inc. 492,785
2 Nomura Real Estate Master Fund,
Inc. 2,480
6,182 Omega Healthcare Investors, Inc. 200,173
2,373 One Liberty Properties, Inc. 40,270
1,988 Physicians Realty Trust 35,864
1,112 Plymouth Industrial REIT, Inc. 14,756
1,504 PotlatchDeltic Corporation 64,386
4,482 Preferred Apartment Communities,
Inc. 32,405
889 PS Business Parks, Inc. 122,638
825 PSP Swiss Property AG 91,648
2,442 QTS Realty Trust, Inc. 175,702
1,841 Quebecor, Inc. 42,003
21,412 Rayonier, Inc. REIT 594,825
9,436 Retail Properties of America, Inc. 60,013
17,786 Rexford Industrial Realty, Inc. 834,697
486 RioCan REIT 5,428
Shares Common Stock (41.6%) Value
Real Estate (2.3%) - continued
225 RMR Group, Inc. $ 6,471
3,000 Road King Infrastructure, Ltd. 4,036
18,866 Sabra Health Care REIT, Inc. 278,085
4,280 SBA Communications Corporation 1,333,391
30,807 Service Properties Trust 206,407
3,705 Spirit Realty Capital, Inc. 127,674
4,668 STAG Industrial, Inc. 152,177
5,069 Store Capital Corporation 120,085
143,383 Sunstone Hotel Investors, Inc. 1,072,505
300 Swiss Prime Site AG 27,379
2,823 TAG Immobilien AG 74,229
10,980 Terreno Realty Corporation 667,145
14,321 UDR, Inc. 518,420
1,993 UMH Properties, Inc. 24,514
110 Unibail - Rodamco -Westfield 5,770
3 United Urban Investment
Corporation 2,917
14,060 Uniti Group, Inc. 139,194
82 Universal Health Realty Income
Trust 5,706
559 Waypoint REIT, Ltd. 1,007
7,100 Wing Tai Holdings, Ltd. 8,844
3,452 WP Carey, Inc. 246,369
Total 34,786,963
Utilities (0.7%)
654 AGL Energy, Ltd. 7,747
1,492 ALLETE, Inc. 88,476
10,645 Alliant Energy Corporation 573,233
2,355 Artesian Resources Corporation 82,613
1,295 Black Hills Corporation 74,929
29,417 CenterPoint Energy, Inc. 559,217
661 Chesapeake Utilities Corporation 55,848
8,911 CMS Energy Corporation 571,908
2,120 Consolidated Water Company,
Ltd. 26,012
1,789 DTE Energy Company 206,862
11,220 Duke Energy Corporation 950,783
1,796 Enagas SA 45,312
455 Enel SPA 4,168
14,450 Entergy Corporation 1,519,129
1,345 Essential Utilities, Inc. 60,996
14,347 Exelon Corporation 553,938
14,508 FirstEnergy Corporation 420,732
3,324 Hawaiian Electric Industries, Inc. 120,528
1,508 IDACORP, Inc. 140,621
3,225 MDU Resources Group, Inc. 67,661
335 Middlesex Water Company 21,460
1,366 National Fuel Gas Company 55,419
5,268 New Jersey Resources
Corporation 163,624
1,479 NextEra Energy, Inc. 415,155
473 Northland Power, Inc. 12,960
767 Northwest Natural Holding
Company 41,027
10,422 NorthWestern Corporation 586,342
5,576 OGE Energy Corporation 183,450
1,813 Otter Tail Corporation 69,347
22,231 PNM Resources, Inc. 938,815
13,670 Portland General Electric
Company 603,257
1,031 South Jersey Industries, Inc. 24,053
2,508 Southwest Gas Holdings, Inc. 174,657
10,251 Spire, Inc. 632,077
7,953 UGI Corporation 265,153

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Utilities (0.7%) - continued
1,443 Unitil Corporation $ 62,265
Total 10,379,774
Total Common Stock
(cost $530,818,274) 623,358,582
Principal
Amount Long-Term Fixed Income ( 4.4% ) Value
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
$ 27,603
0.622%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
4,850
Sequoia Mortgage Trust
48,422
3.530%,  9/20/2046, Ser.
2007-1, Class 4A1
e
36,932
WaMu Mortgage Pass Through
Certificates
23,839
3.709%,  9/25/2036, Ser.
2006-AR10, Class 1A2
e
22,058
36,287
3.711%,  10/25/2036, Ser.
2006-AR12, Class 1A1
e
34,478
Total 98,318
Mortgage-Backed Securities (1.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,265,546 3.000%,  3/25/2050 1,340,140
344,986 3.000%,  4/1/2050 365,320
524,103 3.500%,  7/1/2047 554,474
Federal National Mortgage
Association
476,908 4.500%,  5/1/2048 513,081
702,278 3.500%,  10/1/2048 741,595
796,258 3.500%,  8/1/2049 842,787
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,400,000 2.000%,  8/1/2035
f
2,496,375
3,480,000 2.500%,  8/1/2035
f
3,652,369
2,281,000 2.000%,  9/1/2035
f
2,369,389
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,800,000 2.500%,  8/1/2050
f,g
6,092,945
3,550,000 2.000%,  9/1/2050
f,g
3,671,062
3,184,000 3.000%,  9/1/2043
f
3,360,993
1,590,519 4.000%,  7/1/2048 1,688,490
Total 27,689,020
U.S. Government & Agencies (2.6%)
U.S. Treasury Bonds
1,490,000 2.250%,  11/15/2027 1,687,192
4,500,000 2.875%,  5/15/2028 5,340,234
190,000 5.250%,  11/15/2028 264,300
2,291,000 2.500%,  5/15/2046 2,968,008
U.S. Treasury Notes
600,000 2.750%,  11/30/2020 605,128
100,000 2.500%,  2/28/2021 101,359
1,240,000 1.125%,  8/31/2021 1,253,272
1,250,000 1.500%,  9/30/2021 1,269,775
410,000 2.000%,  11/30/2022 427,858
500,000 2.125%,  7/31/2024 538,867
1,210,000 2.250%,  11/15/2024 1,316,159
1,930,000 2.125%,  11/30/2024 2,090,507
Principal
Amount Long-Term Fixed Income (4.4%) Value
U.S. Government & Agencies (2.6%) -
continued
$ 540,000 2.625%,  1/31/2026 $ 609,272
17,570,000 2.500%,  2/28/2026 19,733,306
Total 38,205,237
Total Long-Term Fixed Income
(cost $61,250,960) 65,992,575
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
10,738,358 Thrivent Cash Management Trust 10,738,358
Total Collateral Held for
Securities Loaned
(cost $10,738,358) 10,738,358
Shares or
Principal
Amount Short-Term Investments ( 10.9% ) Value
Federal Home Loan Bank Discount
Notes
2,100,000 0.173%, 8/4/2020
h,i
2,099,996
400,000 0.114%, 8/7/2020
h,i
399,997
10,300,000 0.125%, 8/11/2020
h,i
10,299,840
600,000 0.146%, 8/19/2020
h,i
599,981
5,800,000 0.102%, 8/25/2020
h,i
5,799,752
1,100,000 0.120%, 9/1/2020
h,i
1,099,920
2,700,000 0.160%, 9/2/2020
h,i
2,699,798
5,200,000 0.120%, 9/15/2020
h,i
5,199,441
4,200,000 0.090%, 9/16/2020
h,i
4,199,538
7,800,000 0.090%, 9/17/2020
h,i
7,799,123
4,600,000 0.090%, 9/21/2020
h,i
4,599,437
500,000 0.090%, 9/23/2020
h,i
499,936
300,000 0.090%, 10/7/2020
h,i
299,951
6,900,000 0.090%, 11/6/2020
h,i
6,898,361
Federal Home Loan Mortgage
Corporation Discount Notes
300,000 0.135%, 9/17/2020
h,i
299,966
Thrivent Core Short-Term Reserve
Fund
11,059,670 0.500% 110,707,294
Total Short-Term Investments
(cost $163,281,120) 163,502,331
Total Investments (cost
$1,305,391,723) 102.1% $1,530,859,806
Other Assets and Liabilities, Net
(2.1%) (31,208,293)
Total Net Assets 100.0% $1,499,651,513
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $302,700 or 0.0% of total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

e Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f Denotes investments purchased on a when-issued or
delayed delivery basis.
g All or a portion of the security was earmarked to cover
written options.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of July 31, 2020:
Securities Lending Transactions
Common Stock $ 10,460,057
Total lending $10,460,057
Gross amount payable upon return of
collateral for securities loaned $10,738,358
Net amounts due to counterparty
$278,301
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 24,529,089 24,070,181 458,908 –
Consumer Discretionary 71,284,284 70,607,728 676,556 –
Consumer Staples 21,311,527 20,786,677 524,850 –
Energy 14,138,418 13,828,639 309,779 –
Financials 83,541,939 80,566,011 2,975,928 –
Health Care 103,027,872 101,730,845 1,297,027 –
Industrials 92,349,340 90,962,268 1,387,072 –
Information Technology 143,243,063 141,256,223 1,986,840 –
Materials 24,766,313 23,156,252 1,610,060 1
Real Estate 34,786,963 34,260,064 526,899 –
Utilities 10,379,774 10,309,587 70,187 –
Registered Investment Companies
Unaffiliated 12,072,508 12,072,508 – –
Affiliated 487,325,078 487,325,078 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 98,318 – 98,318 –
Mortgage-Backed Securities 27,689,020 – 27,689,020 –
U.S. Government & Agencies 38,205,237 – 38,205,237 –
Short-Term Investments 52,795,037 – 52,795,037 –
Subtotal Investments in Securities $1,241,543,780 $1,110,932,061 $130,611,718 $1
Other Investments  * Total
Affiliated Short-Term Investments 110,707,294
Affiliated Registered Investment Companies 167,870,374
Collateral Held for Securities Loaned 10,738,358
Subtotal Other Investments $289,316,026
Total Investments at Value $1,530,859,806
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,487,236 26,487,236 – –
Total Asset Derivatives $26,487,236 $26,487,236 $– $–
Liability Derivatives
Futures Contracts 19,767,567 19,767,567 – –
Call Options Written 27,734 – – 27,734
Total Liability Derivatives $19,795,301 $19,767,567 $– $27,734

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Fund's futures contracts held as of July 31, 2020. Investments and/or cash totaling
$52,295,084 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 70 September 2020 $ 9,699,566 $ 105,903
CBOT 2-Yr. U.S. Treasury Note 32 September 2020 7,065,848 5,652
CBOT U.S. Long Bond 8 September 2020 1,396,251 61,999
CME E-mini Russell 2000 Index 3 September 2020 218,478 3,192
CME E-mini S&P 500 Index 1,614 September 2020 246,625,817 16,738,633
CME E-mini S&P Mid-Cap 400 Index 1 September 2020 176,483 9,567
CME Euro Foreign Exchange Currency 329 September 2020 47,452,562 1,072,882
CME Ultra Long Term U.S. Treasury Bond 28 September 2020 6,063,406 311,844
Eurex Euro STOXX 50 Index 1,248 September 2020 47,818,087 (1,245,767)
ICE mini MSCI EAFE Index 288 September 2020 25,422,384 693,456
ICE US mini MSCI Emerging Markets Index 1,489 September 2020 72,125,277 7,484,108
Total Futures Long Contracts $ 464,064,159 $ 25,241,469
CBOT 5-Yr. U.S. Treasury Note (140) September 2020 ( $ 17,549,946) ( $ 107,554)
CME E-mini Russell 2000 Index (1,349) September 2020 (92,742,549) (6,935,061)
CME E-mini S&P Mid-Cap 400 Index (901) September 2020 (156,231,142) (11,399,907)
Ultra 10-Yr. U.S. Treasury Note (28) September 2020 (4,379,722) (79,278)
Total Futures Short Contracts ( $ 270,903,359) ($18,521,800)
Total Futures Contracts $ 193,160,800 $6,719,669
The following table presents Aggressive Allocation Fund's options contracts held as of July 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (3) $ 104.20 August 2020 (2,626,270) ( $ 21,875) ( $ 15,527)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (3) 102.64
September
2020 (2,585,255) (27,832) (12,207)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($49,707) ($27,734)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $— $26,401 $– $27,978 2,767 1.9%
Core International Equity 56,200 2,191 – 51,748 6,031 3.5
Core Low Volatility Equity 58,411 32,016 – 88,145 7,476 5.9
Global Stock, Class S 38,067 4,666 – 39,214 1,627 2.6
High Yield, Class S 6,675 265 – 6,690 1,470 0.5
Income, Class S 4,548 126 – 4,986 489 0.3
International Allocation, Class S 127,470 3,291 – 118,427 12,775 7.9
Large Cap Growth, Class S 100,939 4,931 – 132,578 8,260 8.8
Large Cap Value, Class S 71,503 1,381 – 66,383 3,208 4.4
Limited Maturity Bond, Class S 7,192 125 – 7,411 584 0.5
Mid Cap Stock, Class S 78,273 2,242 – 79,872 2,969 5.3
Small Cap Stock, Class S 33,530 2,879 – 31,764 1,493 2.1
Total Affiliated Registered Investment
Companies 582,808 655,196 43.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% 165,811 221,561 276,829 110,707 11,060 7.4
Total Affiliated Short-Term Investments 165,811 110,707 7.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,850 150,108 148,220 10,738 10,738 0.7
Total Collateral Held for Securities Loaned 8,850 10,738 0.7
Total Value $757,469 $776,641
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $– $1,577 $– $–
Core International Equity – (6,643) – 2,192
Core Low Volatility Equity Fund – (2,282) 1,835 1,181
Global Stock, Class S – (3,519) 4,016 649
High Yield, Class S – (250) – 265
Income, Class S – 312 21 105
International Allocation, Class S – (12,334) – 3,291
Large Cap Growth, Class S – 26,708 4,931 –
Large Cap Value, Class S – (6,501) – 1,381
Limited Maturity Bond, Class S – 94 – 125
Mid Cap Stock, Class S – (643) 1,933 309
Small Cap Stock, Class S – (4,645) 2,720 159
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% (56) 220 1 1,604
Total Income/Non Income Cash from Affiliated Investments $11,261
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 69
Total Affiliated Income from Securities Loaned, Net $69
Total $(56) $(7,906) $15,457
*   Non-income producing security.

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 15.2% )
a
Value
Basic Materials (0.7%)
Ball Metalpack Finco, LLC, Term
Loan
$ 176,400
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 164,934
Big River Steel, LLC, Term Loan
335,512
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
318,737
Hexion, Inc., Term Loan
317,773
3.800%,  (LIBOR 3M +
3.500%), 7/1/2026
b
310,623
Innophos Holdings, Inc., Term
Loan
314,213
3.911%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c
309,892
Momentive Performance Materials
USA, LLC, Term Loan
297,000
3.420%,  (LIBOR 1M +
3.250%), 5/15/2024
b
278,191
Nouryon USA, LLC, Term Loan
532,234
3.178%,  (LIBOR 1M +
3.000%), 10/1/2025
b
513,904
Pixelle Specialty Solutions, LLC,
Term Loan
622,243
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
598,131
Total 2,494,412
Capital Goods (1.6%)
Advanced Disposal Services, Inc.,
Term Loan
296,611
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
294,573
Flex Acquisition Company, Inc.
Term Loan
728,996
3.546%,  (LIBOR 3M +
3.250%), 6/29/2025
b
692,204
GFL Environmental, Inc., Term
Loan
821,139
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
816,237
Mauser Packaging Solutions
Holding Company, Term Loan
455,483
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
424,396
Natgasoline, LLC, Term Loan
384,150
3.813%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
363,022
Navistar, Inc., Term Loan
633,750
3.690%,  (LIBOR 1M +
3.500%), 11/6/2024
b
612,095
Reynolds Group Holdings, Inc.,
Term Loan
298,964
2.911%,  (LIBOR 1M +
2.750%), 2/5/2023
b
292,560
TransDigm, Inc., Term Loan
1,114,400
2.411%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,041,763
Vertiv Group Corporation, Term
Loan
1,057,350
3.162%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,032,238
Total 5,569,088
Principal
Amount Bank Loans (15.2%)
a
Value
Communications Services (3.9%)
Altice France SA, Term Loan
$ 275,738
2.911%,  (LIBOR 1M +
2.750%), 7/31/2025
b
$ 263,536
CenturyLink, Inc., Term Loan
1,126,900
2.411%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,083,548
CommScope, Inc., Term Loan
823,775
3.411%,  (LIBOR 1M +
3.250%), 4/4/2026
b
805,240
Coral-US Co-Borrower, LLC, Term
Loan
1,310,000
2.411%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,257,600
CSC Holdings, LLC, Term Loan
507,938
2.425%,  (LIBOR 1M +
2.250%), 7/17/2025
b
489,845
1,203,950
2.675%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,162,317
Diamond Sports Group, LLC, Term
Loan
878,712
3.420%,  (LIBOR 1M +
3.250%), 8/24/2026
b
699,674
Entercom Media Corporation, Term
Loan
472,875
2.673%,  (LIBOR 1M +
2.500%), 11/17/2024
b
446,276
Gray Television, Inc., Term Loan
285,000
2.421%,  (LIBOR 1M +
2.250%), 2/7/2024
b
276,687
HCP Acquisition, LLC, Term Loan
628,945
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
614,479
iHeartCommunications, Inc., Term
Loan
364,085
3.161%,  (LIBOR 1M +
3.000%), 5/1/2026
b
340,015
Mediacom Illinois, LLC, Term Loan
191,662
1.870%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
190,224
NEP Group, Inc., Term Loan
640,250
3.411%,  (LIBOR 1M +
3.250%), 10/20/2025
b
527,207
Nexstar Broadcasting, Inc., Term
Loan
780,000
2.921%,  (LIBOR 1M +
2.750%), 9/19/2026
b,d,e
758,066
Nielsen Finance, LLC, Term Loan
249,375
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
249,375
SBA Senior Finance II, LLC, Term
Loan
431,696
1.920%,  (LIBOR 1M +
1.750%), 4/11/2025
b
418,305
Terrier Media Buyer, Inc., Term
Loan
388,050
4.411%,  (LIBOR 1M +
4.250%), 12/17/2026
b
377,724
195,000
4.411%,  (LIBOR 1M +
4.250%), 12/17/2026
b
188,542
T-Mobile USA, Inc., Term Loan
785,000
3.161%,  (LIBOR 1M +
3.000%), 4/1/2027
b
787,520
TNS, Inc., Term Loan
234,723
4.170%,  (LIBOR 1M +
4.000%), 8/14/2022
b
227,682

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.2%)
a
Value
Communications Services (3.9%) - continued
Virgin Media Bristol, LLC, Term
Loan
$ 660,000
2.675%,  (LIBOR 1M +
2.500%), 1/31/2028
b
$ 639,580
WideOpenWest Finance, LLC,
Term Loan
785,730
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
772,373
Windstream Services, LLC, Term
Loan
397,055
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
237,332
Xplornet Communications, Inc.,
Term Loan
180,000
4.911%,  (LIBOR 1M +
4.750%), 6/11/2027
b
175,106
Ziggo Financing Partnership, Term
Loan
695,000
2.675%,  (LIBOR 1M +
2.500%), 4/30/2028
b
666,581
Total 13,654,834
Consumer Cyclical (2.4%)
1011778 B.C., LLC, Term Loan
1,328,325
1.911%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,273,319
Boyd Gaming Corporation, Term
Loan
161,098
2.361%,  (LIBOR 1W +
2.250%), 9/15/2023
b
155,482
Cengage Learning, Inc., Term
Loan
629,334
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
509,239
Four Seasons Hotels, Ltd., Term
Loan
472,752
2.161%,  (LIBOR 1M +
2.000%), 11/30/2023
b
455,109
Golden Entertainment, Inc., Term
Loan
839,550
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
762,941
Golden Nugget, LLC, Term Loan
1,059,058
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
883,498
IAA, Inc., Term Loan
198,337
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b,c
194,371
LCPR Loan Financing, LLC, Term
Loan
1,010,000
5.175%,  (LIBOR 1M +
5.000%), 10/15/2026
b
1,012,525
Men's Warehouse, Inc., Term Loan
382,000
4.250%,  (LIBOR 1M +
3.250%), 4/9/2025
b
74,967
Mohegan Gaming and
Entertainment, Term Loan
375,130
5.375%,  (LIBOR 3M +
4.375%), 10/13/2023
b
311,894
Scientific Games International,
Inc., Term Loan
1,634,789
3.473%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,485,320
Principal
Amount Bank Loans (15.2%)
a
Value
Consumer Cyclical (2.4%) - continued
Staples, Inc., Term Loan
$ 176,866
5.187%,  (LIBOR 3M +
4.500%), 9/12/2024
b,d,e
$ 157,374
698,074
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b,d,e
598,990
Stars Group Holdings BV, Term
Loan
448,452
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
448,142
Total 8,323,171
Consumer Non-Cyclical (2.5%)
Bausch Health Americas, Inc.,
Term Loan
785,394
3.176%,  (LIBOR 1M +
3.000%), 6/1/2025
b
771,775
Bellring Brands, LLC, Term Loan
187,595
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b,d,e
188,064
Change Healthcare Holdings, LLC,
Term Loan
380,000
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
371,237
Chobani, LLC, Term Loan
483,739
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
478,630
Elanco Animal Health, Inc., Term
Loan
345,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,d,e
335,944
Endo International plc, Term Loan
329,187
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
314,262
Energizer Holdings, Inc., Term
Loan
178,695
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b
176,908
Global Medical Response, Inc.,
Term Loan
1,482,000
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
1,462,245
Grifols Worldwide Operations USA,
Inc., Term Loan
467,650
2.111%,  (LIBOR 1W +
2.000%), 11/15/2027
b
457,128
IQVIA, Inc., Term Loan
114,705
1.911%,  (LIBOR 1M +
1.750%), 1/1/2025
b
112,354
JBS USA LUX SA, Term Loan
779,083
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
750,927
Libbey Glass, Inc., Term Loan
240,572
0.000%,PIK 3.750%, (LIBOR
1M + 5.000%), 4/9/2021
b,f,g
39,944
MPH Acquisition Holdings, LLC,
Term Loan
1,300,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,278,602
Ortho-Clinical Diagnostics SA,
Term Loan
1,194,897
3.416%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,160,543
Plantronics, Inc., Term Loan
374,201
2.780%,  (LIBOR 3M +
2.500%), 7/2/2025
b
343,277

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.2%)
a
Value
Consumer Non-Cyclical (2.5%) - continued
R.R. Donnelley & Sons Company,
Term Loan
$ 89,095
5.161%,  (LIBOR 1M +
5.000%), 1/15/2024
b
$ 82,859
Sotera Health Holdings, LLC, Term
Loan
413,962
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
412,410
US Foods, Inc., Term Loan
89,766
1.911%,  (LIBOR 1M +
1.750%), 6/27/2023
b
84,941
Total 8,822,050
Energy (0.8%)
BCP Raptor II, LLC, Term Loan
356,400
4.911%,  (LIBOR 1M +
4.750%), 11/3/2025
b
223,819
Buckeye Partners, LP, Term Loan
134,663
2.921%,  (LIBOR 1M +
2.750%), 11/1/2026
b
131,422
Calpine Corporation, Term Loan
481,074
2.420%,  (LIBOR 1M +
2.250%), 1/15/2024
b
470,351
CONSOL Energy, Inc., Term Loan
385,125
4.670%,  (LIBOR 1M +
4.500%), 9/28/2024
b
311,632
Fieldwood Energy, LLC, Term
Loan
520,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
118,732
Illuminate Buyer, LLC, Term Loan
350,000
4.308%,  (LIBOR 3M +
4.000%), 6/30/2027
b
345,800
Radiate Holdco, LLC, Term Loan
1,277,017
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,251,119
Total 2,852,875
Financials (1.3%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
350,745
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
333,822
Delos Finance SARL, Term Loan
105,000
2.058%,  (LIBOR 3M +
1.750%), 10/6/2023
b
101,246
GGP Nimbus, LLC, Term Loan
589,924
2.661%,  (LIBOR 1M +
2.500%), 8/24/2025
b
479,313
INEOS U.S. Finance, LLC, Term
Loan
89,770
2.214%,  (LIBOR 2M +
2.000%), 3/31/2024
b
86,291
Level 3 Financing, Inc., Term Loan
660,000
1.911%,  (LIBOR 1M +
1.750%), 3/1/2027
b
638,689
MoneyGram International, Inc.,
Term Loan
362,040
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
342,128
NCR Corporation, Term Loan
550,837
2.670%,  (LIBOR 1M +
2.500%), 8/28/2026
b
532,247
Principal
Amount Bank Loans (15.2%)
a
Value
Financials (1.3%) - continued
Northriver Midstream Finance, LP,
Term Loan
$ 535,909
3.552%,  (LIBOR 3M +
3.250%), 10/1/2025
b
$ 511,461
Tronox Finance, LLC, Term Loan
1,148,391
2.972%,  (LIBOR 3M +
2.750%), 9/22/2024
b
1,116,098
Vericast Corporation, Term Loan
650,666
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
452,076
Total 4,593,371
Technology (1.4%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
943,551
3.761%,  (LIBOR 2M +
3.500%), 8/21/2026
b
837,401
Prime Security Services Borrower,
LLC, Term Loan
1,508,600
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b
1,480,857
Rackspace Hosting, Inc., Term
Loan
1,346,554
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
b
1,316,432
SS&C Technologies, Inc., Term
Loan
556,265
1.911%,  (LIBOR 1M +
1.750%), 4/16/2025
b
538,186
400,643
1.911%,  (LIBOR 1M +
1.750%), 4/16/2025
b
387,622
Zayo Group Holdings, Inc., Term
Loan
443,887
3.161%,  (LIBOR 1M +
3.000%), 3/9/2027
b
430,571
Total 4,991,069
Transportation (0.1%)
United Airlines, Inc., Term Loan
233,792
1.911%,  (LIBOR 1M +
1.750%), 4/1/2024
b
209,328
Total 209,328
Utilities (0.5%)
Advanced Drainage Systems, Inc.,
Term Loan
89,756
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
88,522
Core and Main, LP, Term Loan
393,863
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
382,787
EnergySolutions, LLC, Term Loan
294,000
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
270,724
Pacific Gas & Electric Company,
Term Loan
785,000
5.500%,  (LIBOR 3M +
4.500%), 1/1/2022
b
775,431

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.2%)
a
Value
Utilities (0.5%) - continued
Talen Energy Supply, LLC, Term
Loan
$ 222,300
3.911%,  (LIBOR 1M +
3.750%), 7/8/2026
b
$ 216,743
Total 1,734,207
Total Bank Loans
(cost $56,738,365) 53,244,405
Shares Common Stock ( 47.0% ) Value
Communications Services (3.1%)
3,511 Activision Blizzard, Inc. 290,114
1,305 Alphabet, Inc., Class A
h
1,941,775
625 Alphabet, Inc., Class C
h
926,850
2,247 AT&T, Inc. 66,466
62,492 Auto Trader Group plc
i
436,540
6,987 Carsales.com, Ltd. 91,342
21 Charter Communications, Inc.
h
12,180
71 Cogeco Communications, Inc. 5,412
21,340 Comcast Corporation 913,352
3,740 Deutsche Telekom AG 62,439
8,439 Discovery, Inc., Class A
h,j
178,063
11,109 DISH Network Corporation
h
356,710
4,066 Facebook, Inc.
h
1,031,422
33,000 HKT Trust and HKT, Ltd. 48,625
94 IAC/InterActiveCorp
h
12,447
1,080 Ipsos SA 28,665
3,100 KDDI Corporation 98,572
4,889 Live Nation Entertainment, Inc.
h
228,854
35,178 Mediaset Espana Comunicacion
SA
h
115,067
300 NEXON Company, Ltd. 7,708
300 Nintendo Company, Ltd. 131,943
1,400 Nippon Telegraph & Telephone
Corporation 32,496
4,900 NTT DOCOMO, Inc. 134,902
15,999 QuinStreet, Inc.
h
186,788
3,113 Rightmove plc 22,466
17,254 Seven West Media, Ltd.
h
1,220
17,000 SoftBank Corporation 227,565
3,600 SoftBank Group Corporation 227,063
10,900 TV Asahi Holdings Corporation 149,058
10,329 Twitter, Inc.
h
375,976
8,388 Uber Technologies, Inc.
h
253,821
21,829 Verizon Communications, Inc. 1,254,731
3,244 Walt Disney Company 379,353
2,500 Wolters Kluwer NV 196,895
6,719 Zillow Group, Inc.
h
457,497
Total 10,884,377
Consumer Discretionary (5.1%)
100 ABC-MART, Inc. 5,269
1,397 Amazon.com, Inc.
h
4,421,058
700 AOKI Holdings, Inc. 3,602
9,473 Aptiv plc 736,526
1,400 Autobacs Seven Company, Ltd. 16,312
1,279 Autogrill SPA
h
6,117
216 AutoZone, Inc.
h
260,803
19,656 B&M European Value Retail SA 118,178
2,280 Berkeley Group Holdings plc 132,288
237 Booking Holdings, Inc.
h
393,925
900 Bridgestone Corporation 26,510
986 Bright Horizons Family Solutions,
Inc.
h
105,739
754 Bunzl plc 21,599
Shares Common Stock (47.0%) Value
Consumer Discretionary (5.1%) - continued
1,478 Burlington Stores, Inc.
h
$ 277,864
6,260 Callaway Golf Company 119,253
6,227 Carnival Corporation
j
86,431
5,364 Cedar Fair, LP 127,878
1,066 Century Casinos, Inc.
h
4,296
162 Chipotle Mexican Grill, Inc.
h
187,136
1,800 Chiyoda Company, Ltd. 17,202
174 Cie Generale des Etablissements
Michelin 18,021
18,000 Citizen Watch Company, Ltd. 49,062
1,077 Collins Foods, Ltd. 7,281
8,087 Cooper-Standard Holdings, Inc.
h
86,612
4,578 Crocs, Inc.
h
164,533
5,362 D.R. Horton, Inc. 354,750
1,150 Darden Restaurants, Inc. 87,285
240 Deckers Outdoor Corporation
h
50,220
8,200 Denso Corporation 303,339
2,100 Dick's Sporting Goods, Inc. 95,802
5,838 Dollarama, Inc. 213,480
602 Dometic Group AB
i
5,877
100 Doutor Nichires Holdings
Company, Ltd. 1,331
909 Emerald Holding, Inc. 2,472
4,379 Etsy, Inc.
h
518,386
730 Europris ASA
i
3,589
100 Exedy Corporation 1,235
100 Fast Retailing Company, Ltd. 53,180
694 Five Below, Inc.
h
75,583
32,000 Galaxy Entertainment Group, Ltd. 218,232
4,259 GVC Holdings plc 36,860
149 Hermes International 120,800
4,908 Home Depot, Inc. 1,303,025
2,938 Husqvarna AB 28,117
5,624 Industria de Diseno Textil SA 149,025
189 InterContinental Hotels Group plc 8,706
4,891 Leggett & Platt, Inc. 196,080
6,180 Lowe's Companies, Inc. 920,264
1,896 Lululemon Athletica, Inc.
h
617,319
41 LVMH Moet Hennessy Louis
Vuitton SE 17,829
1,764 McDonald's Corporation 342,710
2,300 Melia Hotels International SA
h
8,515
15 Mercadolibre, Inc.
h
16,869
1,281 Mohawk Industries, Inc.
h
102,288
23,507 Moneysupermarket.com Group plc 90,056
5,030 Movado Group, Inc. 48,489
188 Netflix, Inc.
h
91,909
6,600 NHK Spring Company, Ltd. 37,142
600 Nihon Unisys, Ltd. 18,157
2,992 NIKE, Inc. 292,049
3,900 Nissan Motor Company, Ltd. 13,340
166 NVR, Inc.
h
652,405
1,100 Onward Holdings Company, Ltd. 2,701
300 Oriental Land Company, Ltd. 36,193
827 Pandox AB 10,440
1,425 Planet Fitness, Inc.
h
74,385
2,638 Playa Hotels and Resorts NV
h
9,576
1,200 PLENUS Company, Ltd. 18,333
14,224 Redrow plc 79,413
1,590 Restaurant Brands International,
Inc. 89,867
1,955 RH
h,j
561,926
2,200 Rinnai Corporation 180,320
1,630 Royal Caribbean Cruises, Ltd. 79,397
3,300 Sangetsu Company, Ltd. 45,138
3,859 Scandic Hotels Group AB
i
13,336

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.0%) Value
Consumer Discretionary (5.1%) - continued
1,200 SHIMAMURA Company, Ltd. $ 83,446
1,838 Sleep Number Corporation
h
85,467
2,100 Sony Corporation 163,160
5,312 Sony Corporation ADR 414,123
4,752 Stoneridge, Inc.
h
98,461
30,700 Sumitomo Electric Industries, Ltd. 342,999
800 Sumitomo Forestry Company, Ltd. 8,944
15,000 Sumitomo Rubber Industries, Ltd. 124,791
1,863 Super Retail Group, Ltd. 11,775
500 Takara Standard Company, Ltd. 6,751
55,510 Taylor Wimpey plc 85,626
4,379 Texas Roadhouse, Inc. 246,056
498 Thule Group AB
i
14,814
4,754 TJX Companies, Inc. 247,160
2,300 Toyoda Gosei Company, Ltd. 45,100
700 Toyota Motor Corporation 41,555
9,872 William Hill plc 13,440
648 Yum! Brands, Inc. 59,000
1,400 Z Holdings Corporation 7,445
4,965 Zumiez, Inc.
h
114,691
Total 17,906,039
Consumer Staples (2.2%)
1,900 Arcs Company, Ltd. 44,084
2,624 BJ's Wholesale Club Holdings,
Inc.
h
105,091
525 British American Tobacco plc 17,350
4,359 Bunge, Ltd. 189,355
2,557 Carlsberg AS 377,642
446 Casey's General Stores, Inc. 70,999
11,553 Coca-Cola Company 545,764
5,469 Colgate-Palmolive Company 422,207
852 Costco Wholesale Corporation 277,352
20,532 Cott Corporation
j
291,760
1,887 Davide Campari-Milano NV 19,050
546 Elior Participations SCA
i
3,024
2,623 ForFarmers BV 16,839
70 George Weston, Ltd. 5,287
719 Glanbia plc 8,729
14,708 Hain Celestial Group, Inc.
h
499,778
216 Heineken NV 20,925
4,000 Japan Tobacco, Inc. 68,370
1,391 John B. Sanfilippo & Son, Inc. 122,645
700 Kao Corporation 50,781
1,700 Kewpie Corporation 30,259
1,697 Kimberly-Clark Corporation 258,012
888 Lamb Weston Holdings, Inc. 53,351
16 Lindt & Spruengli AG 123,869
430 L'Oreal SA 144,320
600 Ministop Company, Ltd. 8,216
7,192 Nestle SA 855,285
1,643 Orkla ASA 16,160
3,294 PepsiCo, Inc. 453,452
2,177 Philip Morris International, Inc. 167,215
2,646 Procter & Gamble Company 346,944
130 Royal Unibrew AS 13,152
1,700 Seven & I Holdings Company, Ltd. 51,373
600 Shiseido Company, Ltd. 33,430
3,200 Sugi Holdings Company, Ltd. 231,218
4,700 Sundrug Company, Ltd. 159,945
6,326 Turning Point Brands, Inc. 207,999
300 Unicharm Corporation 13,570
1,748 Unilever NV 103,290
Shares Common Stock (47.0%) Value
Consumer Staples (2.2%) - continued
9,433 Wal-Mart Stores, Inc. $ 1,220,630
Total 7,648,722
Energy (1.5%)
13,389 BP plc ADR 295,094
652 Canadian Natural Resources, Ltd. 11,502
14,956 CGG SA
h
12,802
466 Cheniere Energy, Inc.
h
23,058
5,452 Chevron Corporation 457,641
1,829 Cimarex Energy Company 44,737
3,624 ConocoPhillips 135,501
2,415 Diamondback Energy, Inc. 96,262
3,350 Enbridge, Inc. 107,200
28,600 Eneos Holdings, Inc. 100,289
16,823 Eni SPA 149,857
16,665 Enterprise Products Partners, LP 293,304
2,632 EOG Resources, Inc. 123,309
2,086 EQT Corporation 30,289
5,685 Exxon Mobil Corporation 239,225
303 Gaztransport Et Technigaz SA 28,173
9,113 Halliburton Company 130,589
8,975 Helmerich & Payne, Inc. 160,024
6,884 John Wood Group plc 17,112
377 Lundin Energy AB 8,794
23,155 Marathon Oil Corporation 127,121
8,094 Marathon Petroleum Corporation 309,191
7,470 Nine Energy Service, Inc.
h
13,894
1,439 OMV AG
h
45,446
442 ONEOK, Inc. 12,336
1,389 PDC Energy, Inc.
h
19,807
3,451 Pioneer Natural Resources
Company 334,471
15,169 Royal Dutch Shell plc, Class A 221,704
24,546 Royal Dutch Shell plc, Class B 344,540
2,901 Schlumberger, Ltd. 52,624
5,888 SEACOR Holdings, Inc.
h
171,223
863 Talos Energy, Inc.
h
5,877
2,427 TC Energy Corporation 110,619
2,874 Tenaris SA ADR 33,626
9,135 Total SE 345,703
21,888 Tullow Oil plc 7,319
3,040 Valero Energy Corporation 170,939
1,494 Vermilion Energy Inc 6,090
475 Washington H. Soul Pattinson and
Company, Ltd. 6,627
1,764 Whitecap Resources, Inc. 2,910
246 Woodside Petroleum, Ltd. 3,500
55,678 WPX Energy, Inc.
h
332,398
Total 5,142,727
Financials (6.7%)
13,274 AB Industrivarden
h
327,436
7,383 Aflac, Inc. 262,613
6,200 AIA Group, Ltd. 55,905
6,578 Air Lease Corporation 172,475
3,675 Allianz SE 762,470
15,832 Ally Financial, Inc. 318,223
3,446 American Express Company 321,581
2,429 American Financial Group, Inc. 147,610
5,542 American International Group, Inc. 178,120
781 Aon plc 160,277
200 Aozora Bank, Ltd. 3,199
682 Ares Capital Corporation 9,616
757 Arthur J. Gallagher & Company 81,370
22,312 Assured Guaranty, Ltd. 487,071
2,693 Baloise Holding AG 410,884

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.0%) Value
Financials (6.7%) - continued
26,208 Bank Leumi Le-Israel BM $ 132,858
44,189 Bank of America Corporation 1,099,422
276 Bank of Marin Bancorp 8,669
1,092 Bank of Montreal 59,742
4,749 Bank of N.T. Butterfield & Son, Ltd. 123,616
2,520 Berkshire Hathaway, Inc.
h
493,366
550 Berkshire Hills Bancorp, Inc. 5,478
805 BlackRock, Inc. 462,883
2,364 Blackstone Mortgage Trust, Inc. 56,901
12,320 Bridgewater Bancshares, Inc.
h
114,453
7,775 Capital One Financial Corporation 496,045
5,829 Charles Schwab Corporation 193,231
3,065 Chubb, Ltd. 389,991
29,015 CI Financial Corporation 398,795
18,710 Citigroup, Inc. 935,687
566 CME Group, Inc. 94,058
1,054 Cohen & Steers, Inc. 63,430
4,374 Columbia Banking System, Inc. 126,540
2,646 Comerica, Inc. 101,924
6,412 Commonwealth Bank of Australia 326,209
1,011 Community Trust Bancorp, Inc. 30,947
21,800 DBS Group Holdings, Ltd. 314,915
1,064 Deutsche Boerse AG 193,589
6,807 Deutsche Pfandbriefbank AG
h,i
43,123
21,630 DnB ASA
h
332,223
1,831 Ellington Residential Mortgage
REIT 20,233
5,061 Euronext NV
i
584,637
2,590 Evercore, Inc. 143,227
16,852 Everi Holdings, Inc.
h
95,719
282 FBL Financial Group, Inc. 9,808
333 Financial Institutions, Inc. 4,918
2,085 First Busey Corporation 35,654
7,095 First Interstate BancSystem, Inc. 206,535
213 First Mid-Illinois Bancshares, Inc. 5,199
42,610 FlexiGroup, Ltd. 38,000
2,600 FS KKR Capital Corporation 41,340
2,800 FS KKR Capital Corporation II
h
39,900
2,267 Glacier Bancorp, Inc. 80,048
714 Goldman Sachs Group, Inc. 141,343
3,400 Golub Capital BDC, Inc. 40,222
1,192 Great Southern Bancorp, Inc. 42,995
81 Groupe Bruxelles Lambert SA 7,026
1,059 Hamilton Lane, Inc. 76,502
270 Hancock Whitney Corporation 5,146
11,015 Hartford Financial Services Group,
Inc. 466,155
6,485 Heartland Financial USA, Inc. 202,591
15,283 Heritage Commerce Corporation 103,619
862 Hometrust Bancshares, Inc. 12,430
1,062 Houlihan Lokey, Inc. 58,198
16,134 HSBC Holdings plc 72,649
200 IGM Financial, Inc. 4,917
389 Independent Bank Corporation 5,432
4,731 Interactive Brokers Group, Inc. 234,658
85,124 Israel Discount Bank, Ltd. 261,723
5,090 J.P. Morgan Chase & Company 491,898
600 Japan Exchange Group, Inc. 14,248
6,000 Japan Post Bank Company, Ltd. 44,762
1,000 Japan Post Holdings Company,
Ltd. 6,830
3,440 Julius Baer Group, Ltd. 151,016
4,186 Kemper Corporation 328,685
39,946 KeyCorp 479,751
657 L E Lundbergforetagen AB
h
30,862
582 Lakeland Bancorp, Inc. 5,925
Shares Common Stock (47.0%) Value
Financials (6.7%) - continued
5,475 Laurentian Bank of Canada
j
$ 108,523
1,569 M&T Bank Corporation 166,236
4,959 Manulife Financial Corporation 66,456
411 Markel Corporation
h
429,306
797 Marsh & McLennan Companies,
Inc. 92,930
6,732 Meridian Bancorp, Inc. 76,778
6,424 MetLife, Inc. 243,148
2,618 MidWestOne Financial Group, Inc. 47,333
12,200 Mitsubishi UFJ Financial Group,
Inc. 45,717
2,006 Mizrahi Tefahot Bank, Ltd. 42,046
10,274 Morgan Stanley 502,193
800 MS and AD Insurance Group
Holdings, Inc. 20,102
3,349 National Bank of Canada 158,118
1,794 Northern Trust Corporation 140,560
1,004 Onex Corporation 44,629
200 ORIX Corporation 2,163
1,981 Paragon Banking Group plc 8,121
1,512 Pargesa Holding SA 119,966
239 Peapack-Gladstone Financial
Corporation 3,891
3,758 Popular, Inc. 139,459
5,112 Power Corporation of Canada 90,718
2,094 Primerica, Inc. 250,568
3,322 Prosight Global, Inc.
h
26,111
193 QCR Holdings, Inc. 5,767
12,694 Radian Group, Inc. 189,394
4,161 Raymond James Financial, Inc. 289,106
3,061 Royal Bank of Canada 211,159
813 S&P Global, Inc. 284,753
6,100 Santander Consumer USA
Holdings, Inc. 111,996
7,366 Seacoast Banking Corporation of
Florida
h
139,070
1,349 Selective Insurance Group, Inc. 73,305
2,300 Senshu Ikeda Holdings, Inc. 3,387
4,300 Singapore Exchange, Ltd. 25,651
2,400 Sixth Street Specialty Lending, Inc. 40,896
666 Starwood Property Trust, Inc. 9,957
1,882 State Auto Financial Corporation 29,190
11,186 Sun Life Financial, Inc. 436,016
1,049 Swiss Life Holding AG 383,348
9,656 Synovus Financial Corporation 194,568
1,880 T. Rowe Price Group, Inc. 259,628
432 TMX Group, Ltd. 44,160
2,100 Tokio Marine Holdings, Inc. 88,672
734 Topdanmark AS 31,390
19,555 Toronto-Dominion Bank 865,299
7,239 Triumph Bancorp, Inc.
h
189,662
8,300 Truist Financial Corporation 310,918
79 Washington Trust Bancorp, Inc. 2,634
22,802 Wells Fargo & Company 553,177
12,603 Western Alliance Bancorp 453,078
16,514 Zions Bancorporations NA 536,210
Total 23,479,209
Health Care (7.2%)
4,471 Abbott Laboratories 449,961
895 AbbVie, Inc. 84,944
2,042 Alexion Pharmaceuticals, Inc.
h
209,285
1,855 Align Technology, Inc.
h
545,036
2,825 Amgen, Inc. 691,193
3,677 AMN Healthcare Services, Inc.
h
202,014
1,728 Anthem, Inc. 473,126

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.0%) Value
Health Care (7.2%) - continued
3,900 Astellas Pharmaceutical, Inc. $ 60,832
10,161 Bausch Health Companies, Inc.
h
185,641
1,827 Baxter International, Inc. 157,816
1,049 Becton, Dickinson and Company 295,126
1,127 Biogen, Inc.
h
309,576
4,083 Catalent, Inc.
h
356,609
7,179 Centene Corporation
h
468,430
2,331 Cerner Corporation 161,888
4,100 Chugai Pharmaceutical Company,
Ltd. 185,112
2,606 Cigna Holding Company 450,030
2,844 CSL, Ltd. 553,165
5,886 CVS Health Corporation 370,465
1,700 Daiichi Sankyo Company, Ltd. 150,427
4,998 Danaher Corporation 1,018,592
7,132 Edwards Lifesciences Corporation
h
559,220
400 Eisai Company, Ltd. 32,283
1,493 Eli Lilly and Company 224,383
2,866 Gilead Sciences, Inc. 199,273
41,877 GlaxoSmithKline plc 834,205
6,680 GlaxoSmithKline plc ADR 269,338
2,001 Grifols SA 58,300
1,185 Haemonetics Corporation
h
103,877
5,956 Halozyme Therapeutics, Inc.
h
161,944
2,504 HCA Healthcare, Inc. 317,107
533 Humana, Inc. 209,176
353 Illumina, Inc.
h
134,902
457 Incyte Corporation
h
45,133
919 Intuitive Surgical, Inc.
h
629,919
1,991 IQVIA Holding, Inc.
h
315,355
2,097 Jazz Pharmaceuticals, Inc.
h
227,000
11,731 Johnson & Johnson 1,709,911
800 KYORIN Holdings, Inc. 14,533
284 Laboratory Corporation of America
Holdings
h
54,789
1,624 LHC Group, Inc.
h
316,859
281 LNA Sante 16,955
1,400 M3, Inc. 71,894
131 Masimo Corporation
h
28,836
11,960 Medtronic plc 1,153,901
13,076 Merck & Company, Inc. 1,049,218
275 Mettler-Toledo International, Inc.
h
257,125
959 Neurocrine Biosciences, Inc.
h
115,425
13,769 Novartis AG 1,134,115
10,644 Novo Nordisk AS 698,380
2,057 Novo Nordisk AS ADR 134,384
2,600 Olympus Corporation 46,765
7,409 Optinose, Inc.
h
37,749
625 PerkinElmer, Inc. 74,319
288 Pfizer, Inc. 11,082
396 Quest Diagnostics, Inc. 50,320
5,304 Recordati SPA 284,880
3,784 Roche Holding AG 1,310,613
12 Siegfried Holding AG 6,270
1,070 Sonova Holding AG
h
241,932
438 STERIS plc 69,918
2,753 Stryker Corporation 532,155
4,629 Syneos Health, Inc.
h
288,803
100 Sysmex Corporation 7,690
3,463 Tactile Systems Technology, Inc.
h,j
141,914
4,300 Takeda Pharmaceutical Company,
Ltd. 155,947
152 Tecan Group AG 63,748
900 Terumo Corporation 34,048
2,309 Thermo Fisher Scientific, Inc. 955,811
100 Toho Holdings Company, Ltd. 1,712
Shares Common Stock (47.0%) Value
Health Care (7.2%) - continued
400 Tsumura & Company $ 9,968
2,492 UnitedHealth Group, Inc. 754,528
2,377 Universal Health Services, Inc. 261,232
1,581 Varian Medical Systems, Inc.
h
225,640
582 Veeva Systems, Inc.
h
153,980
1,078 Vertex Pharmaceuticals, Inc.
h
293,216
1,129 Zimmer Biomet Holdings, Inc. 152,257
3,008 Zoetis, Inc. 456,253
Total 25,079,758
Industrials (5.9%)
511 3M Company 76,890
4,221 Aalberts NV 150,742
8,380 AGCO Corporation 549,979
1,644 Allegion plc 163,512
15,243 Altra Industrial Motion Corporation 521,768
5,402 AMETEK, Inc. 503,736
1,384 Arcosa, Inc. 58,432
2,792 ASGN, Inc.
h
191,140
10,098 Assa Abloy AB 222,925
10,718 Atlas Copco AB, Class A 475,788
4,371 Atlas Copco AB, Class B 169,169
1,333 Boeing Company 210,614
1,339 Carlisle Companies, Inc. 159,448
13,311 Carrier Global Corporation 362,592
1,694 Caterpillar, Inc. 225,099
1,931 CIA De Distribucion Integral 36,054
454 CSW Industrials, Inc. 30,323
3,100 CSX Corporation 221,154
4,038 Curtiss-Wright Corporation 359,867
200 Daikin Industries, Ltd. 35,189
511 Dart Group plc 4,306
8,812 Delta Air Lines, Inc. 220,036
1,373 EMCOR Group, Inc. 94,050
5,798 Emerson Electric Company 359,534
1,530 Encore Wire Corporation 76,791
525 Expeditors International of
Washington, Inc. 44,368
1,365 Fortive Corporation 95,809
485 Geberit AG 267,680
5,158 General Dynamics Corporation 756,885
260 Gorman-Rupp Company 7,868
1,400 GS Yuasa Corporation 21,770
24,280 GWA Group, Ltd. 49,357
1,900 Hanwa Company, Ltd. 33,762
2,907 Heico Corporation 279,421
3,991 Helios Technologies, Inc. 150,980
500 Hino Motors, Ltd. 2,883
4,909 Honeywell International, Inc. 733,257
1,446 Huntington Ingalls Industries, Inc. 251,185
1,593 IDEX Corporation 262,558
735 Illinois Tool Works, Inc. 135,968
5,900 Inaba Denki Sangyo Company,
Ltd. 134,992
2,419 Ingersoll - Rand, Inc.
h
76,416
12,795 Johnson Controls International plc 492,352
800 Kamigumi Company, Ltd. 14,601
1,810 Kansas City Southern 311,048
7,500 Kinden Corporation 116,258
5,371 Koninklijke Philips NV
h
277,525
8,063 Legrand SA 621,918
2,336 Lincoln Electric Holdings, Inc. 211,151
279 Linde Public Limited Company 68,386
1,133 Lockheed Martin Corporation 429,373
1,970 Manpower, Inc. 135,516
22,800 Marubeni Corporation 104,969

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.0%) Value
Industrials (5.9%) - continued
12,190 Meritor, Inc.
h
$ 277,322
1,883 Middleby Corporation
h,j
156,402
14,700 Mitsubishi Corporation 296,202
2,300 Mitsuboshi Belting, Ltd. 38,068
24,000 Mitsui & Company, Ltd. 358,802
1,163 NAPCO Security Technologies,
Inc.
h
30,680
8,110 National Express Group plc 16,137
200 Nidec Corporation 15,887
100 Nikkon Holdings Company, Ltd. 1,822
8,200 Nitto Kogyo Corporation 133,398
4,024 Nobina AB
h,i
25,346
920 Norfolk Southern Corporation 176,833
181 Northrop Grumman Corporation 58,827
2,244 Old Dominion Freight Line, Inc. 410,248
3,020 Otis Worldwide Corporation 189,475
12,269 PageGroup plc 56,174
2,844 Parker-Hannifin Corporation 508,848
4,027 Patrick Industries, Inc. 257,527
6,886 Primoris Services Corporation 110,383
7,293 Raven Industries, Inc. 157,602
6,041 Raytheon Technologies
Corporation 342,404
3,000 Recruit Holdings Company, Ltd. 93,588
3,448 Redde Northgate plc 7,416
25,474 RELX plc 536,285
4,040 Ritchie Brothers Auctioneers, Inc. 186,971
2,187 Rockwell Automation, Inc. 477,072
1,398 Saia, Inc.
h
166,991
5,812 Sandvik AB
h
108,618
200 Sanwa Holdings Corporation 1,714
5,639 Schneider Electric SE 646,589
2,434 SEEK, Ltd. 37,436
8,146 Signify NV
h,i
244,407
9,741 SKF AB 180,334
92,800 Sojitz Corporation 194,664
14,311 Southwest Airlines Company 442,067
1,339 Spirax-Sarco Engineering plc 178,938
962 Spirit Aerosystems Holdings, Inc. 18,826
3,989 Spirit Airlines, Inc.
h,j
63,066
158 Stanley Black & Decker, Inc. 24,225
97 Stantec, Inc. 3,122
16,600 Sumitomo Corporation 184,421
700 Taikisha, Ltd. 19,675
210 Teledyne Technologies, Inc.
h
64,407
2,200 Toppan Forms Company, Ltd. 20,778
2,192 Transcontinental, Inc. 25,267
2,100 Tsubakimoto Chain Company 49,289
550 Tutor Perini Corporation
h
6,474
1,854 Union Pacific Corporation 321,391
297 United Airlines Holdings, Inc.
h
9,320
4,398 United Rentals, Inc.
h
683,317
823 Valmont Industries, Inc. 99,748
1,386 Verisk Analytics, Inc. 261,552
1,822 Vinci SA 156,811
1,300 Yuasa Trading Company, Ltd. 34,760
Total 20,735,320
Information Technology (10.4%)
2,742 Accenture plc 616,347
1,637 Adobe, Inc.
h
727,352
1,707 Advanced Energy Industries, Inc.
h
125,584
19,910 Advanced Micro Devices, Inc.
h
1,541,631
700 Advantest Corporation 38,219
5,252 Agilysys, Inc.
h
110,082
4,824 Akamai Technologies, Inc.
h
542,411
Shares Common Stock (47.0%) Value
Information Technology (10.4%) - continued
4,987 Alliance Data Systems Corporation $ 221,223
2,391 Amadeus IT Holding SA 119,396
4,233 Amphenol Corporation 447,682
375 Analog Devices, Inc. 43,069
1,984 ANSYS, Inc.
h
616,230
10,532 Apple, Inc. 4,476,521
191 ASM International NV 29,217
1,658 ASML Holding NV 589,483
3,351 Automatic Data Processing, Inc. 445,381
100 Azbil Corporation 3,334
3,578 BE Semiconductor Industries NV 159,979
1,900 Blackline, Inc.
h
168,929
1,256 Broadcom, Ltd. 397,838
1,002 Broadridge Financial Solutions,
Inc. 134,609
3,200 Canon, Inc. 51,496
292 Capgemini SA 37,871
1,362 CDW Corporation 158,333
9,559 CGI, Inc.
h
682,750
12,899 Change Healthcare, Inc.
h
150,402
8,886 Ciena Corporation
h
528,806
33,291 Cisco Systems, Inc. 1,568,006
300 Computer Engineering &
Consulting, Ltd. 4,310
3,699 Computer Services, Inc. 211,768
12,233 Computershare, Ltd. 117,080
100 Cybozu, Inc. 2,964
883 Dialog Semiconductor plc
h
41,391
3,610 Dolby Laboratories, Inc. 251,256
13,389 Dropbox, Inc.
h
304,600
200 DTS Corporation 3,827
229 Euronet Worldwide, Inc.
h
22,016
2,900 Fuji Soft, Inc. 130,835
100 Fujitsu, Ltd. 13,390
792 Gartner, Inc.
h
98,715
100 GMO Payment Gateway, Inc. 10,484
21,608 Halma plc 613,752
1,500 Hitachi, Ltd. 44,931
1,200 Hoya Corporation 118,343
1,764 II-VI, Inc.
h
89,470
4,698 Intel Corporation 224,236
1,022 International Business Machines
Corporation 125,645
2,159 Intuit, Inc. 661,453
500 ITOCHU Techno-Solutions
Corporation 20,307
316 Jack Henry & Associates, Inc. 56,343
300 Japan Material Company, Ltd. 4,567
600 Keyence Corporation 253,012
1,851 KLA-Tencor Corporation 369,885
386 Lam Research Corporation 145,584
500 Lasertec Corporation 44,147
4,544 Lattice Semiconductor
Corporation
h
141,273
833 Littelfuse, Inc. 147,982
2,589 Lumentum Holdings, Inc.
h
240,337
4,676 MasterCard, Inc. 1,442,686
2,339 Microchip Technology, Inc. 237,946
9,587 Micron Technology, Inc.
h
479,877
22,272 Microsoft Corporation 4,565,983
345 Monolithic Power Systems, Inc. 91,428
1,503 Motorola Solutions, Inc. 210,119
400 Murata Manufacturing Company,
Ltd. 25,692
5,759 National Instruments Corporation 204,445

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.0%) Value
Information Technology (10.4%) - continued
9,500 NEC Networks & System
Integration Corporation $ 201,817
1,387 Nice, Ltd. ADR
h,j
284,668
400 NS Solutions Corporation 10,534
400 NSD Company, Ltd. 7,274
200 NTT Data Corporation 2,274
30,428 Nuance Communications, Inc.
h
832,206
1,670 NVIDIA Corporation 709,065
100 OBIC Company, Ltd. 17,933
2,700 ON Semiconductor Corporation
h
55,620
7,987 Oracle Corporation 442,879
500 Oracle Corporation Japan 60,231
400 Otsuka Corporation 20,856
1,147 Paychex, Inc. 82,492
2,437 PayPal Holdings, Inc.
h
477,823
2,133 Plexus Corporation
h
158,461
3,289 QUALCOMM, Inc. 347,351
1,400 Ryoyo Electro Corporation 38,986
13,019 Sabre Corporation 98,424
1,305 Sage Group plc 12,384
7,828 SailPoint Technologies Holdings,
Inc.
h
246,582
731 Salesforce.com, Inc.
h
142,435
354 Samsung Electronics Company,
Ltd. GDR 429,294
285 SAP SE 44,988
1,788 ServiceNow, Inc.
h
785,290
78 Skyworks Solutions, Inc. 11,355
2,489 Square, Inc.
h
323,197
1,628 Synopsys, Inc.
h
324,330
516 Technology One, Ltd. 3,097
6,599 Teradyne, Inc. 587,047
9,604 Texas Instruments, Inc. 1,224,990
800 TIS, Inc. 17,132
600 Tokyo Electron, Ltd. 166,030
586 VeriSign, Inc.
h
124,044
4,867 Virtusa Corporation
h
197,600
5,737 Visa, Inc. 1,092,325
1,362 VMware, Inc.
h,j
190,966
Total 36,276,240
Materials (2.1%)
432 Air Liquide SA 71,056
6,900 Air Water, Inc. 89,463
3,048 Anglo American plc 73,786
9,320 Axalta Coating Systems, Ltd.
h
206,904
5,449 Ball Corporation 401,210
638 Barrick Gold Corporation 18,438
3,322 BHP Group, Ltd. 87,464
3,660 Boise Cascade Company 170,519
3,015 Centamin plc 8,071
9,670 CF Industries Holdings, Inc. 302,961
73 Christian Hansen Holding AS 8,330
2,438 Croda International plc 181,959
5,486 Eastman Chemical Company 409,420
2,670 Ecolab, Inc. 499,504
15,687 Element Solutions, Inc.
h
170,361
99 EMS-CHEMIE Holding AG 85,493
234 Eramet SA
h
6,373
40 Givaudan SA 165,669
7,899 Granges AB
h
63,803
11,922 Hexpol AB
h
79,324
8,009 Hochschild Mining plc 28,380
876 Holmen AB 30,191
13,902 IAMGOLD Corporation
h
69,232
342 IMCD NV 35,365
Shares Common Stock (47.0%) Value
Materials (2.1%) - continued
36,034 Ivanhoe Mines, Ltd.
h
$ 126,978
4,356 Koninklijke DSM NV 666,757
6,200 Kyoei Steel, Ltd. 73,718
800 Lintec Corporation 18,665
13,016 Louisiana-Pacific Corporation 412,217
461 MAG Silver Corporation
h
7,789
12,500 Nippon Steel Corporation 102,492
100 Nippon Steel Trading Corporation 2,982
2,211 Northern Star Resources, Ltd. 25,094
513 Novozymes AS 30,687
5,179 Nucor Corporation 217,259
546 Osisko Gold Royalties, Ltd. 6,400
4,260 Ramelius Resources, Ltd. 6,734
1,860 Rio Tinto plc 113,223
1,996 Rio Tinto, Ltd. 146,084
18,164 Sandfire Resources, Ltd. 61,733
436 Sherwin-Williams Company 282,493
300 Shin-Etsu Chemical Company, Ltd. 35,112
1,287 Sika AG 282,795
7,518 Silver Lake Resources, Ltd.
h
13,456
8,992 Steel Dynamics, Inc. 246,471
17,500 Sumitomo Chemical Company,
Ltd. 50,498
1,595 Symrise AG 199,393
1,100 Taiyo Holdings Company, Ltd. 51,967
4,600 Toagosei Company, Ltd. 43,857
31,700 Toray Industries, Inc. 137,215
3,100 Ube Industries, Ltd. 50,630
2,404 UFP Technologies, Inc.
h
103,709
2,232 United States Lime & Minerals, Inc. 201,349
7,963 UPM-Kymmene Oyj 212,562
6,738 Verso Corporation 82,271
Total 7,275,866
Real Estate (2.0%)
1,351 Agree Realty Corporation 90,476
2,136 Alexandria Real Estate Equities,
Inc. 379,247
3,977 Allied Properties REIT 119,092
4,173 Alstria Office REIT AG
h
62,379
9,276 American Campus Communities,
Inc. 330,597
1,081 American Tower Corporation 282,563
76,848 Ascendas REIT 198,918
11,800 Ascott Trust 7,746
1,315 AvalonBay Communities, Inc. 201,353
3,756 Camden Property Trust 341,082
5,573 Castellum AB 119,856
3,421 CBRE Group, Inc.
h
149,874
3,902 Choice Properties REIT 36,939
148 Cofinimmo SA 21,125
2,690 Colliers International Group, Inc. 145,287
424 CoreSite Realty Corporation 54,717
2,000 Daito Trust Construction Company,
Ltd. 156,845
1,708 Digital Realty Trust, Inc. 274,202
6,379 Douglas Emmett, Inc. 185,884
8,805 Duke Realty Corporation 353,873
561 EastGroup Properties, Inc. 74,422
1,562 Entra ASA
i
22,051
4,985 Equity Residential 267,346
3,425 Essential Properties Realty Trust,
Inc. 55,142
834 Essex Property Trust, Inc. 184,097
4,083 First Industrial Realty Trust, Inc. 179,325
739 Four Corners Property Trust, Inc. 18,623

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.0%) Value
Real Estate (2.0%) - continued
3 Fukuoka REIT Corporation $ 3,482
874 Getty Realty Corporation 25,897
5,929 Granite REIT 344,820
2 Hankyu REIT, Inc. 2,153
25,535 Host Hotels & Resorts, Inc. 275,267
9,000 Hysan Development Company,
Ltd. 24,864
930 iSTAR Financial, Inc. 10,797
129 Japan Hotel REIT Investment
Corporation 46,793
1,065 Kilroy Realty Corporation 62,058
1,234 Kungsleden AB 9,981
23 LEG Immobilien AG 3,207
2,945 Lexington Realty Trust 34,162
20,200 Mapletree Commercial Trust 27,200
6 Mori Trust Sogo REIT, Inc. 7,003
6,459 National Storage Affiliates Trust 199,066
11 Nomura Real Estate Master Fund,
Inc. 13,642
581 Plymouth Industrial REIT, Inc. 7,710
3,824 PSP Swiss Property AG 424,804
8,525 Quebecor, Inc. 194,501
3,133 Rayonier, Inc. REIT 87,035
2,188 RioCan REIT 24,437
14,000 Road King Infrastructure, Ltd. 18,833
20,938 Sunstone Hotel Investors, Inc. 156,616
1,390 Swiss Prime Site AG 126,856
12,917 TAG Immobilien AG 339,645
1,635 Terreno Realty Corporation 99,343
4,307 UDR, Inc. 155,913
509 Unibail-Rodamco-Westfield 26,699
13 United Urban Investment
Corporation 12,642
2,590 Waypoint REIT, Ltd. 4,665
33,000 Wing Tai Holdings, Ltd. 41,104
656 WP Carey, Inc. 46,819
Total 7,171,075
Utilities (0.8%)
2,995 AGL Energy, Ltd. 35,477
4,570 Alliant Energy Corporation 246,095
12,629 CenterPoint Energy, Inc. 240,077
3,826 CMS Energy Corporation 245,553
4,050 Duke Energy Corporation 343,197
8,271 Enagas SA 208,672
2,111 Enel SPA 19,338
5,802 Entergy Corporation 609,964
5,020 Exelon Corporation 193,822
5,210 FirstEnergy Corporation 151,090
533 NextEra Energy, Inc. 149,613
2,149 Northland Power, Inc. 58,881
1,521 NorthWestern Corporation 85,572
2,517 PNM Resources, Inc. 106,293
1,995 Portland General Electric
Company 88,039
1,219 Spire, Inc. 75,164
219 Unitil Corporation 9,450
Total 2,866,297
Total Common Stock
(cost $143,871,266) 164,465,630
Principal
Amount Long-Term Fixed Income ( 25.0% ) Value
Asset-Backed Securities (2.1%)
Babson CLO, Ltd.
$ 300,000
3.172%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,i
$ 263,114
Benefit Street Partners CLO IV, Ltd.
300,000
2.022%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
296,849
Business Jet Securities, LLC
325,606
4.447%,  6/15/2033, Ser.
2018-2, Class A
i
325,802
Cent CLO, LP
750,000
2.545%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
726,077
College Ave Student Loans, LLC
169,292
1.822%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,i
168,438
Foundation Finance Trust
113,958
3.300%,  7/15/2033, Ser.
2017-1A, Class A
i
115,123
Harley Marine Financing, LLC
395,026
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
355,108
Madison Park Funding XIV, Ltd.
425,000
1.658%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
412,364
OHA Credit Funding 1, Ltd.
350,000
1.722%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,i
342,741
OZLM Funding II, Ltd.
700,000
1.768%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,i
682,185
OZLM IX, Ltd.
400,000
1.822%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
393,156
Palmer Square Loan Funding, Ltd.
300,000
2.522%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,i
296,594
Park Avenue Institutional Advisers
CLO, Ltd.
700,000
1.772%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,i
695,597
Pretium Mortgage Credit Partners,
LLC
366,609
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
i,k
364,595
Riserva CLO, Ltd.
325,000
1.972%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,i
317,845
Sound Point CLO X, Ltd.
350,000
2.972%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,i
317,173

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Asset-Backed Securities (2.1%) - continued
Sound Point CLO XXI, Ltd.
$ 700,000
1.695%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
$ 677,348
THL Credit Wind River CLO, Ltd.
350,000
3.125%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,i
319,560
Vericrest Opportunity Loan
Transferee
321,301
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
i,k
321,035
Total 7,390,704
Basic Materials (0.5%)
Air Products and Chemicals, Inc.
7,000 1.500%,  10/15/2025 7,314
Alcoa Nederland Holding BV
70,000 5.500%,  12/15/2027
i
75,446
Anglo American Capital plc
76,000 4.125%,  9/27/2022
i
80,170
BHP Billiton Finance USA, Ltd.
132,000 6.750%,  10/19/2075
b,i
155,867
BWAY Holding Company
80,000 5.500%,  4/15/2024
i
81,566
Cleveland-Cliffs, Inc.
60,000 5.750%,  3/1/2025 51,750
50,000 9.875%,  10/17/2025
i
54,625
EI du Pont de Nemours &
Company
29,000 1.700%,  7/15/2025 30,312
First Quantum Minerals, Ltd.
90,000 7.500%,  4/1/2025
i
90,900
Freeport-McMoRan, Inc.
80,000 4.125%,  3/1/2028 84,100
90,000 4.250%,  3/1/2030 94,032
Kinross Gold Corporation
38,000 5.125%,  9/1/2021 39,346
Krayton Polymers, LLC
110,000 7.000%,  4/15/2025
i
113,850
Methanex Corporation
100,000 5.250%,  12/15/2029 96,750
Mosaic Company
14,000 3.250%,  11/15/2022 14,444
Norbord, Inc.
110,000 5.750%,  7/15/2027
i
117,150
Novelis Corporation
140,000 5.875%,  9/30/2026
i
149,367
30,000 4.750%,  1/30/2030
i
31,298
Nucor Corporation
14,000 2.000%,  6/1/2025 14,735
Olin Corporation
100,000 5.125%,  9/15/2027 97,000
Peabody Securities Finance
Corporation
90,000 6.375%,  3/31/2025
i
45,000
Steel Dynamics, Inc.
17,000 2.400%,  6/15/2025 17,847
Syngenta Finance NV
64,000 3.933%,  4/23/2021
i
64,643
Tronox Finance plc
120,000 5.750%,  10/1/2025
i
118,800
Principal
Amount Long-Term Fixed Income (25.0%) Value
Basic Materials (0.5%) - continued
Xstrata Finance Canada, Ltd.
$ 57,000 4.950%,  11/15/2021
i
$ 59,683
Total 1,785,995
Capital Goods (1.0%)
AECOM
185,000 5.125%,  3/15/2027 203,269
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
i
152,975
Ardagh Packaging Finance plc
45,000 6.000%,  2/15/2025
i,j
47,025
50,000 5.250%,  8/15/2027
i
52,338
Berry Global, Inc.
70,000 4.875%,  7/15/2026
i
73,937
Caterpillar Financial Services
Corporation
53,000 1.900%,  9/6/2022 54,661
44,000 1.950%,  11/18/2022 45,571
30,000 1.450%,  5/15/2025 31,072
Chart Industries, Inc., Convertible
46,000 1.000%,  11/15/2024
i
60,990
Cintas Corporation No. 2
57,000 2.900%,  4/1/2022 59,123
CNH Industrial Capital, LLC
56,000 4.875%,  4/1/2021 57,448
17,000 1.950%,  7/2/2023 17,158
Covanta Holding Corporation
110,000 6.000%,  1/1/2027 113,850
Crown Americas Capital
Corporation IV
160,000 4.500%,  1/15/2023 168,883
Fortive Corporation, Convertible
113,000 0.875%,  2/15/2022 112,432
General Electric Company
240,000 5.000%,  1/21/2021
b,l
190,200
H&E Equipment Services, Inc.
130,000 5.625%,  9/1/2025 135,362
Honeywell International, Inc.
29,000 1.350%,  6/1/2025 30,003
Huntington Ingalls Industries, Inc.
25,000 3.844%,  5/1/2025
i
27,771
Jeld-Wen, Inc.
70,000 4.625%,  12/15/2025
i
70,700
John Deere Capital Corporation
39,000 1.200%,  4/6/2023 39,875
44,000 2.050%,  1/9/2025 46,903
KBR, Inc., Convertible
208,000 2.500%,  11/1/2023 234,393
L3Harris Technologies, Inc.
65,000 4.950%,  2/15/2021 65,779
Otis Worldwide Corporation
39,000 2.056%,  4/5/2025
i
41,302
Owens-Brockway Glass Container,
Inc.
21,000 5.000%,  1/15/2022
i
21,053
PACCAR Financial Corporation
15,000 2.650%,  4/6/2023 15,837
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 68,886
Patrick Industries, Inc., Convertible
61,000 1.000%,  2/1/2023 61,291
Raytheon Technologies
Corporation
37,000 2.800%,  3/15/2022
i
38,264

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Capital Goods (1.0%) - continued
Republic Services, Inc.
$ 36,000 2.500%,  8/15/2024 $ 38,597
Reynolds Group Issuer, Inc.
150,000 5.125%,  7/15/2023
i
152,295
Roper Technologies, Inc.
31,000 2.350%,  9/15/2024 33,033
Spirit AeroSystems, Inc.
20,000 7.500%,  4/15/2025
i
19,656
Standard Industries, Inc.
130,000 4.375%,  7/15/2030
i
140,400
Textron Financial Corporation
140,000
2.127%,  (LIBOR 3M +
1.735%), 2/15/2042
b,i
92,400
TransDigm, Inc.
40,000 6.250%,  3/15/2026
i
42,200
160,000 5.500%,  11/15/2027 151,792
TTM Technologies, Inc.,
Convertible
105,000 1.750%,  12/15/2020 135,298
Tutor Perini Corporation,
Convertible
26,000 2.875%,  6/15/2021 25,206
United Rentals North America, Inc.
180,000 4.000%,  7/15/2030 186,300
United Technologies Corporation
70,000 3.950%,  8/16/2025 81,073
WESCO Distribution, Inc.
30,000 7.250%,  6/15/2028
i
32,775
WW Grainger, Inc.
24,000 1.850%,  2/15/2025 25,251
Total 3,494,627
Collateralized Mortgage Obligations (4.7%)
Antler Mortgage Trust
350,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
i
350,948
874,507
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
i
876,209
Banc of America Alternative Loan
Trust
226,416
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 214,506
Banc of America Mortgage
Securities Trust
252,709
3.945%,  9/25/2035, Ser.
2005-H, Class 3A1
b
232,721
56,090
4.089%,  9/25/2035, Ser.
2005-H, Class 2A1
b
51,441
Bellemeade Re, Ltd.
261,355
1.772%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
258,779
125,000
2.822%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,i
125,377
200,000
3.572%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,i
201,601
Bunker Hill Loan Depositary Trust
100,000
2.600%,  2/25/2055, Ser.
2020-1, Class A2
b,i
100,427
CHL Mortgage Pass-Through Trust
246,072
3.403%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
206,081
Principal
Amount Long-Term Fixed Income (25.0%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
$ 118,616
3.454%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
$ 116,128
360,670
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 289,554
CIM Trust
226,881
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
238,947
Citigroup Mortgage Loan Trust,
Inc.
290,610
3.974%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
275,290
Countrywide Alternative Loan Trust
276,583
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 150,646
Countrywide Home Loan
Mortgage Pass Through Trust
143,318
3.558%,  11/25/2035, Ser.
2005-22, Class 2A1
b
130,110
Credit Suisse First Boston
Mortgage Securities Corporation
103,189
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 103,381
Credit Suisse Mortgage Capital
Certificates
118,011
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,k
118,073
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
207,410
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 212,141
Eagle Re, Ltd.
360,939
1.972%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,i
358,058
Federal Home Loan Mortgage
Corporation
845,775
3.500%,  8/15/2035, Ser.
345, Class C8
m
91,229
Federal Home Loan Mortgage
Corporation - REMIC
695,220
3.000%,  5/15/2027, Ser.
4046, Class GI
m
40,133
775,511
3.500%,  10/15/2032, Ser.
4119, Class KI
m
94,639
804,515
3.000%,  4/15/2033, Ser.
4203, Class DI
m
60,841
Federal National Mortgage
Association - REMIC
906,834
3.000%,  7/25/2027, Ser.
2012-73, Class DI
m
51,240
758,119
3.000%,  7/25/2027, Ser.
2012-74, Class AI
m
38,634
1,178,406
3.000%,  8/25/2027, Ser.
2012-95, Class HI
m
59,299
1,831,422
3.000%,  11/25/2027, Ser.
2012-121, Class BI
m
116,820
1,011,349
3.000%,  12/25/2027, Ser.
2012-139, Class DI
m
55,173
557,398
2.500%,  1/25/2028, Ser.
2012-152, Class AI
m
30,642
1,326,672
3.000%,  1/25/2028, Ser.
2012-147, Class EI
m
74,159
2,058,951
3.000%,  3/25/2028, Ser.
2013-18, Class IL
m
116,561

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
$ 742,560
2.500%,  6/25/2028, Ser.
2013-87, Class IW
m
$ 43,173
815,241
3.000%,  11/25/2031, Ser.
2013-69, Class IO
m
39,718
520,981
3.000%,  2/25/2033, Ser.
2013-1, Class YI
m
55,427
Genworth Mortgage Insurance
Corporation
150,000
2.072%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,i
144,319
GMAC Mortgage Corporation
Loan Trust
132,646
3.670%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
124,630
16,625
0.672%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,n
17,540
IndyMac INDA Mortgage Loan
Trust
668,658
3.624%,  8/25/2036, Ser.
2006-AR1, Class A1
b
617,583
IndyMac INDX Mortgage Loan
Trust
445,660
0.382%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
395,541
J.P. Morgan Alternative Loan Trust
123,716
3.796%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
110,472
369,027
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 302,022
Legacy Mortgage Asset Trust
336,150
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
i
341,851
295,464
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,k
297,454
Lehman Mortgage Trust
26,540
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 28,433
Master Asset Securitization Trust
340,973
0.672%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
93,539
Merrill Lynch Mortgage Investors
Trust
227,401
3.510%,  6/25/2035, Ser.
2005-A5, Class M1
b
120,662
New Residential Mortgage Loan
Trust
98,711
4.335%,  7/25/2050, Ser.
2020-NPL1, Class A1
i,k
98,700
Preston Ridge Partners Mortgage
Trust, LLC
102,715
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,k
103,375
358,056
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
i,k
360,999
330,366
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
328,732
198,220
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,i
194,388
Principal
Amount Long-Term Fixed Income (25.0%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Pretium Mortgage Credit Partners,
LLC
$ 363,890
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
i,k
$ 360,423
Radnor RE, Ltd.
475,000
2.872%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,i
449,469
RCO Mortgage, LLC
180,430
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,k
179,668
378,515
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,i
382,064
Residential Accredit Loans, Inc.
Trust
162,338
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 162,577
161,330
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 160,242
112,208
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 107,236
Residential Asset Securitization
Trust
168,267
2.847%,  1/25/2034, Ser.
2004-IP1, Class A1
b
162,409
235,802
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 246,478
Residential Funding Mortgage
Security I Trust
258,335
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 240,149
Silver Hill Trust
181,571
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
184,922
Stanwich Mortgage Loan Trust
150,573
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
i,k
149,075
Starwood Mortgage Residential
Trust
259,128
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,i
267,252
200,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,i
200,440
Structured Adjustable Rate
Mortgage Loan Trust
92,148
3.712%,  7/25/2035, Ser.
2005-15, Class 4A1
b
81,780
184,034
3.922%,  9/25/2035, Ser.
2005-18, Class 1A1
b
146,625
Structured Asset Mortgage
Investments, Inc.
342,452
0.482%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
314,679
Toorak Mortgage Corporation
450,000
4.336%,  8/25/2021, Ser.
2018-1, Class A1
i,k
450,437
500,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,k
502,879
250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,k
245,222

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Vericrest Opportunity Loan
Transferee
$ 140,966
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
i,k
$ 138,746
350,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
i,k
339,061
98,560
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
i,k
98,663
750,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
i,k
723,845
78,319
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
i,k
78,183
Verus Securitization Trust
271,149
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
270,035
Wachovia Asset Securitization, Inc.
170,109
0.312%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,i,n
146,940
WaMu Mortgage Pass Through
Certificates
213,762
2.202%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
189,129
Wells Fargo Home Equity Trust
174,826
0.672%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
166,705
Total 16,403,679
Commercial Mortgage-Backed Securities (0.2%)
Federal National Mortgage
Association - ACES
4,481,268
1.345%,  2/25/2031, Ser.
2019-M21, Class X2
b,m
484,631
Total 484,631
Communications Services (2.1%)
Altice France SA
60,000 5.500%,  1/15/2028
i
63,300
AMC Networks, Inc.
65,000 5.000%,  4/1/2024 66,056
American Tower Corporation
46,000 3.375%,  5/15/2024 50,326
37,000 2.950%,  1/15/2025 40,319
AT&T, Inc.
128,000 4.450%,  4/1/2024 144,269
CCO Holdings, LLC
100,000 5.500%,  5/1/2026
i
105,780
100,000 5.125%,  5/1/2027
i
106,094
100,000 4.500%,  8/15/2030
i
105,990
60,000 4.250%,  2/1/2031
i
62,579
CCOH Safari, LLC
135,000 5.750%,  2/15/2026
i
141,075
Charter Communications
Operating, LLC
46,000 4.500%,  2/1/2024 51,125
33,000 4.908%,  7/23/2025 38,257
Clear Channel Worldwide
Holdings, Inc.
100,000 5.125%,  8/15/2027
i
98,000
Comcast Corporation
35,000 3.700%,  4/15/2024 38,956
35,000 3.950%,  10/15/2025 40,538
Principal
Amount Long-Term Fixed Income (25.0%) Value
Communications Services (2.1%) - continued
Cox Communications, Inc.
$ 48,000 2.950%,  6/30/2023
i
$ 50,961
Crown Castle International
Corporation
29,000 4.450%,  2/15/2026 33,941
CSC Holdings, LLC
200,000 5.500%,  5/15/2026
i
209,750
30,000 4.125%,  12/1/2030
i
31,612
Deutsche Telekom International
Finance BV
36,000 2.485%,  9/19/2023
i
37,765
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 42,091
DISH Network Corporation,
Convertible
437,000 3.375%,  8/15/2026 402,315
Embarq Corporation
110,000 7.995%,  6/1/2036 128,920
Entercom Media Corporation
50,000 6.500%,  5/1/2027
i
44,625
Fox Corporation
68,000 4.030%,  1/25/2024 75,410
Front Range BidCo, Inc.
140,000 4.000%,  3/1/2027
i
140,309
GCI Liberty, Inc., Convertible
586,000 1.750%,  9/30/2046
i
925,563
Gray Escrow, Inc.
100,000 7.000%,  5/15/2027
i
109,250
iHeartCommunications, Inc.
70,000 4.750%,  1/15/2028
i
69,496
Lamar Media Corporation
70,000 3.750%,  2/15/2028
i
70,612
Level 3 Financing, Inc.
90,000 5.250%,  3/15/2026 94,002
80,000 4.625%,  9/15/2027
i
84,100
110,000 4.250%,  7/1/2028
i
114,675
Liberty Interactive, LLC,
Convertible
109,000 3.500%,  1/15/2031 80,389
Liberty Media Corporation,
Convertible
63,000 1.000%,  1/30/2023 73,194
Moody's Corporation
38,000 2.750%,  12/15/2021 39,071
Neptune Finco Corporation
95,000 10.875%,  10/15/2025
i
101,850
Netflix, Inc.
200,000 4.875%,  4/15/2028 232,484
Nexstar Escrow Corporation
70,000 5.625%,  8/1/2024
i
71,925
90,000 5.625%,  7/15/2027
i
96,327
SBA Communications Corporation
60,000 3.875%,  2/15/2027
i
62,100
SFR Group SA
130,000 7.375%,  5/1/2026
i
138,665
Sirius XM Radio, Inc.
210,000 5.000%,  8/1/2027
i
223,822
50,000 4.125%,  7/1/2030
i
52,765
Sprint Capital Corporation
80,000 6.875%,  11/15/2028 103,736
Sprint Corporation
200,000 7.250%,  9/15/2021 211,500
205,000 7.625%,  2/15/2025 248,987
Telesat Canada / Telesat, LLC
160,000 4.875%,  6/1/2027
i
162,400

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Communications Services (2.1%) - continued
T-Mobile USA, Inc.
$ 43,000 3.500%,  4/15/2025
i
$ 47,507
210,000 4.500%,  2/1/2026 216,300
Twitter, Inc., Convertible
283,000 0.250%,  6/15/2024 292,905
Univision Communications, Inc.
60,000 6.625%,  6/1/2027
i
60,168
VeriSign, Inc.
110,000 4.750%,  7/15/2027 119,436
Verizon Communications, Inc.
91,000 2.946%,  3/15/2022 94,821
73,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
74,710
Viacom, Inc.
55,000 4.250%,  9/1/2023 60,210
38,000 5.875%,  2/28/2057
b
39,665
Virgin Media Secured Finance plc
150,000 5.500%,  8/15/2026
i
159,344
Vodafone Group plc
48,000 3.750%,  1/16/2024 52,701
Walt Disney Company
30,000 1.750%,  1/13/2026 31,349
Windstream Services, LLC
100,000 8.625%,  10/31/2025
f,i
60,000
Ziggo BV
100,000 5.500%,  1/15/2027
i
105,631
Total 7,132,023
Consumer Cyclical (1.6%)
1011778 B.C., ULC
220,000 4.375%,  1/15/2028
i
228,829
Allied Universal Holdco, LLC
60,000 6.625%,  7/15/2026
i
64,200
Allison Transmission, Inc.
130,000 5.000%,  10/1/2024
i
132,503
Amazon.com, Inc.
29,000 0.800%,  6/3/2025 29,443
American Honda Finance
Corporation
53,000 2.050%,  1/10/2023 54,938
29,000 1.200%,  7/8/2025 29,435
BMW Finance NV
31,000 2.250%,  8/12/2022
i
31,953
Booking Holdings, Inc.,
Convertible
33,000 0.900%,  9/15/2021 35,104
Brookfield Property REIT, Inc.
50,000 5.750%,  5/15/2026
i
41,345
Brookfield Residential Properties,
Inc.
175,000 6.250%,  9/15/2027
i
175,000
Burlington Stores, Inc., Convertible
106,000 2.250%,  4/15/2025
i
118,615
Carnival Corporation
40,000 10.500%,  2/1/2026
i
41,408
Carnival Corporation, Convertible
43,000 5.750%,  4/1/2023
i
62,363
Cedar Fair, LP
80,000 5.250%,  7/15/2029 75,576
Colt Merger Sub, Inc.
80,000 6.250%,  7/1/2025
i
83,760
D.R. Horton, Inc.
53,000 2.550%,  12/1/2020 53,362
13,000 2.600%,  10/15/2025 13,889
Principal
Amount Long-Term Fixed Income (25.0%) Value
Consumer Cyclical (1.6%) - continued
Daimler Finance North America,
LLC
$ 29,000 2.550%,  8/15/2022
i
$ 29,977
Dana, Inc.
80,000 5.625%,  6/15/2028 84,000
Dick's Sporting Goods, Inc.,
Convertible
144,000 3.250%,  4/15/2025
i
216,675
Ford Motor Company
30,000 9.000%,  4/22/2025 35,344
20,000 9.625%,  4/22/2030 26,536
Ford Motor Credit Company, LLC
200,000 4.063%,  11/1/2024 204,440
210,000 4.134%,  8/4/2025 215,229
General Motors Company
30,000 5.400%,  10/2/2023 33,080
General Motors Financial
Company, Inc.
57,000 4.375%,  9/25/2021 58,948
33,000 4.200%,  11/6/2021 34,132
37,000 3.150%,  6/30/2022 38,025
63,000 3.950%,  4/13/2024 67,185
44,000 2.900%,  2/26/2025 45,528
29,000 2.750%,  6/20/2025 29,907
Hanesbrands, Inc.
150,000 4.875%,  5/15/2026
i
163,500
Harley-Davidson Financial
Services, Inc.
48,000 4.050%,  2/4/2022
i
49,859
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
i
52,875
Hilton Domestic Operating
Company, Inc.
210,000 4.875%,  1/15/2030 220,500
Home Depot, Inc.
26,000 3.750%,  2/15/2024 28,856
Hyundai Capital America
48,000 3.000%,  6/20/2022
i
49,190
International Game Technology plc
80,000 5.250%,  1/15/2029
i
81,743
KB Home
70,000 4.800%,  11/15/2029 72,800
Kohl's Corporation
38,000 9.500%,  5/15/2025 45,304
Landry's, Inc.
110,000 6.750%,  10/15/2024
i
77,000
Lennar Corporation
55,000 2.950%,  11/29/2020 54,772
18,000 4.125%,  1/15/2022 18,428
40,000 4.875%,  12/15/2023 43,108
215,000 4.500%,  4/30/2024 232,738
14,000 5.875%,  11/15/2024 15,870
Live Nation Entertainment, Inc.,
Convertible
177,000 2.500%,  3/15/2023 184,625
Lowe's Companies, Inc.
26,000 4.000%,  4/15/2025 29,809
Marriott Vacations Worldwide
Corporation, Convertible
26,000 1.500%,  9/15/2022 24,635
Mattamy Group Corporation
190,000 5.250%,  12/15/2027
i
197,125
McDonald's Corporation
64,000 3.350%,  4/1/2023 68,678

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Consumer Cyclical (1.6%) - continued
MGM Resorts International
$ 35,000 6.000%,  3/15/2023 $ 36,575
125,000 5.750%,  6/15/2025 129,063
Norwegian Cruise Line Holdings,
Ltd.
40,000 10.250%,  2/1/2026
i
39,850
Penn National Gaming, Inc.,
Convertible
10,000 2.750%,  5/15/2026 16,506
Prime Security Services Borrower,
LLC
215,000 5.750%,  4/15/2026
i
238,650
Ralph Lauren Corporation
29,000 1.700%,  6/15/2022 29,612
Royal Caribbean Cruises, Ltd.
40,000 9.125%,  6/15/2023
i
40,900
Royal Caribbean Cruises, Ltd.,
Convertible
159,000 4.250%,  6/15/2023
i
150,788
Scientific Games International, Inc.
100,000 5.000%,  10/15/2025
i
99,125
ServiceMaster Company, LLC
150,000 5.125%,  11/15/2024
i
154,500
Six Flags Entertainment
Corporation
60,000 5.500%,  4/15/2027
i
56,700
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
i
42,932
Staples, Inc.
110,000 7.500%,  4/15/2026
i
96,503
Target Corporation
26,000 2.250%,  4/15/2025 27,973
TJX Companies, Inc.
25,000 3.500%,  4/15/2025 27,872
Under Armour, Inc., Convertible
33,000 1.500%,  6/1/2024
i
39,373
Volkswagen Group of America
Finance, LLC
55,000 4.250%,  11/13/2023
i
60,739
14,000 3.350%,  5/13/2025
i
15,276
Wyndham Destinations, Inc.
50,000 6.625%,  7/31/2026
i
51,608
Yum! Brands, Inc.
140,000 4.750%,  1/15/2030
i
151,900
Total 5,608,589
Consumer Non-Cyclical (1.8%)
Abbott Laboratories
40,000 3.400%,  11/30/2023 43,669
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,973
62,000 2.300%,  11/21/2022
i
64,330
36,000 2.800%,  3/15/2023
i
37,513
119,000 3.600%,  5/14/2025 133,237
Albertson's Companies, Inc.
130,000 6.625%,  6/15/2024 135,278
40,000 4.875%,  2/15/2030
i
43,320
Altria Group, Inc.
32,000 3.800%,  2/14/2024 35,172
32,000 4.400%,  2/14/2026 37,217
Amgen, Inc.
39,000 1.900%,  2/21/2025 41,029
Anheuser-Busch Companies, LLC
32,000 3.650%,  2/1/2026 36,419
Principal
Amount Long-Term Fixed Income (25.0%) Value
Consumer Non-Cyclical (1.8%) - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 51,000 4.150%,  1/23/2025 $ 58,271
Anthem, Inc.
39,000 2.375%,  1/15/2025 41,724
Aramark Services, Inc.
80,000 6.375%,  5/1/2025
i
84,506
BAT Capital Corporation
38,000 2.764%,  8/15/2022 39,500
51,000 3.222%,  8/15/2024 55,061
Bausch Health Companies, Inc.
100,000 7.000%,  1/15/2028
i
108,750
30,000 5.000%,  1/30/2028
i
30,149
Bayer U.S. Finance II, LLC
64,000 3.500%,  6/25/2021
i
65,545
Boston Scientific Corporation
64,000 3.450%,  3/1/2024 69,834
Bristol-Myers Squibb Company
51,000 3.625%,  5/15/2024 56,495
Bunge, Ltd. Finance Corporation
60,000 3.500%,  11/24/2020 60,420
Cardtronics, Inc., Convertible
187,000 1.000%,  12/1/2020 185,426
Cargill, Inc.
15,000 1.375%,  7/23/2023
i
15,368
Centene Corporation
200,000 4.750%,  1/15/2025 207,264
40,000 5.375%,  8/15/2026
i
42,800
30,000 4.250%,  12/15/2027 31,875
80,000 4.625%,  12/15/2029 89,221
Cigna Corporation
69,000 4.125%,  11/15/2025 79,938
Conagra Brands, Inc.
34,000 3.800%,  10/22/2021 35,356
34,000 4.300%,  5/1/2024 38,031
Constellation Brands, Inc.
64,000 4.250%,  5/1/2023 70,394
CVS Health Corporation
38,000 2.750%,  12/1/2022 39,779
111,000 3.700%,  3/9/2023 119,456
64,000 4.100%,  3/25/2025 72,736
DaVita, Inc.
90,000 4.625%,  6/1/2030
i
95,764
Diageo Capital plc
35,000 1.375%,  9/29/2025 36,180
Edgewell Personal Care Company
40,000 5.500%,  6/1/2028
i
43,300
Encompass Health Corporation
110,000 4.500%,  2/1/2028 114,950
Energizer Holdings, Inc.
130,000 6.375%,  7/15/2026
i
138,571
General Mills, Inc.
32,000 3.700%,  10/17/2023 35,103
32,000 3.650%,  2/15/2024 35,151
HCA, Inc.
290,000 5.375%,  2/1/2025 326,975
Illumina, Inc., Convertible
20,000 0.500%,  6/15/2021 30,645
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
i
38,232
Ionis Pharmaceuticals, Inc.,
Convertible
52,000 0.125%,  12/15/2024
i
50,980
JBS Investments II GmbH
70,000 5.750%,  1/15/2028
i
74,326

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Consumer Non-Cyclical (1.8%) - continued
JBS USA, LLC
$ 50,000 5.750%,  6/15/2025
i
$ 51,312
130,000 5.500%,  1/15/2030
i
143,325
Kellogg Company
70,000 3.125%,  5/17/2022 73,064
Keurig Dr Pepper, Inc.
74,000 3.551%,  5/25/2021 75,855
Kraft Foods Group, Inc.
100,000 5.000%,  6/4/2042 111,906
Kraft Heinz Foods Company
100,000 4.625%,  1/30/2029 113,917
160,000 3.750%,  4/1/2030
i
173,372
Kroger Company
37,000 2.800%,  8/1/2022 38,646
Medtronic, Inc.
12,000 3.500%,  3/15/2025 13,562
Molina Healthcare, Inc.
70,000 4.375%,  6/15/2028
i
74,377
Mondelez International Holdings
Netherlands BV
55,000 2.000%,  10/28/2021
i
55,953
Mylan NV
37,000 3.150%,  6/15/2021 37,760
Mylan, Inc.
36,000 4.200%,  11/29/2023 39,585
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 31,619
Par Pharmaceutical, Inc.
100,000 7.500%,  4/1/2027
i
106,363
PepsiCo, Inc.
39,000 2.250%,  3/19/2025 42,009
Pernod Ricard SA
30,000 5.750%,  4/7/2021
i
31,080
Philip Morris International, Inc.
17,000 1.500%,  5/1/2025 17,584
Post Holdings, Inc.
60,000 5.750%,  3/1/2027
i
63,900
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
b,i,l
75,420
Reynolds American, Inc.
32,000 4.850%,  9/15/2023 35,920
Scotts Miracle-Gro Company
120,000 4.500%,  10/15/2029 127,050
Shire Acquisitions Investments
Ireland Designated Activity
Company
74,000 2.400%,  9/23/2021 75,477
Simmons Foods, Inc.
80,000 5.750%,  11/1/2024
i
80,400
Spectrum Brands, Inc.
30,000 5.750%,  7/15/2025 30,900
50,000 5.000%,  10/1/2029
i
51,500
30,000 5.500%,  7/15/2030
i
31,125
Sysco Corporation
55,000 5.650%,  4/1/2025 65,149
Teleflex, Inc.
170,000 4.625%,  11/15/2027 183,816
Tenet Healthcare Corporation
50,000 4.625%,  7/15/2024 51,125
160,000 5.125%,  11/1/2027
i
170,000
Teva Pharmaceutical Finance
Netherlands III BV
15,000 2.200%,  7/21/2021 14,888
90,000 2.800%,  7/21/2023 87,282
Principal
Amount Long-Term Fixed Income (25.0%) Value
Consumer Non-Cyclical (1.8%) - continued
Thermo Fisher Scientific, Inc.
$ 26,000 4.133%,  3/25/2025 $ 29,944
UnitedHealth Group, Inc.
60,000 3.350%,  7/15/2022 63,617
Upjohn, Inc.
29,000 1.650%,  6/22/2025
i
29,823
VRX Escrow Corporation
330,000 6.125%,  4/15/2025
i
340,725
Zoetis, Inc.
55,000 3.450%,  11/13/2020 55,331
54,000 3.250%,  2/1/2023 57,323
Total 6,317,237
Energy (1.4%)
Antero Resources Corporation
60,000 5.000%,  3/1/2025 38,025
Apache Corporation
60,000 4.375%,  10/15/2028 59,925
50,000 5.100%,  9/1/2040 48,625
Archrock Partners, LP
60,000 6.250%,  4/1/2028
i
60,600
BP Capital Markets America, Inc.
152,000 2.520%,  9/19/2022 157,932
15,000 2.937%,  4/6/2023 15,919
BP Capital Markets plc
72,000 4.875%,  3/22/2030
b,l
77,220
Buckeye Partners, LP
70,000 4.125%,  3/1/2025
i
70,350
60,000 3.950%,  12/1/2026 59,550
10,000 4.125%,  12/1/2027 9,750
Canadian Natural Resources, Ltd.
38,000 2.950%,  1/15/2023 39,556
29,000 2.050%,  7/15/2025 29,649
Canadian Oil Sands, Ltd.
37,000 9.400%,  9/1/2021
i
39,363
Cheniere Energy Partners, LP
185,000 5.625%,  10/1/2026 195,406
Chesapeake Energy Corporation
65,000 11.500%,  1/1/2025
i,o,p
6,012
Chevron Corporation
14,000 1.141%,  5/11/2023 14,314
29,000 1.554%,  5/11/2025 30,222
Comstock Resources, Inc.
40,000 9.750%,  8/15/2026 39,987
Continental Resources, Inc.
71,000 5.000%,  9/15/2022 71,000
46,000 4.500%,  4/15/2023 45,947
DCP Midstream Operating, LP
60,000 5.625%,  7/15/2027 62,250
Diamondback Energy, Inc.
31,000 2.875%,  12/1/2024 31,506
Enagas SA
175,000 5.500%,  1/15/2028
i
155,729
Enbridge, Inc.
38,000 2.900%,  7/15/2022 39,542
244,000 6.250%,  3/1/2078
b
241,560
Endeavor Energy Resources, LP
20,000 5.500%,  1/30/2026
i
20,100
70,000 5.750%,  1/30/2028
i
71,838
Energy Transfer Operating, LP
37,000 4.200%,  9/15/2023 39,078
64,000 5.875%,  1/15/2024 70,514
74,000 6.625%,  2/15/2028
b,l
53,280

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Energy (1.4%) - continued
EnLink Midstream Partners, LP
$ 60,000 4.850%,  7/15/2026 $ 46,508
40,000 5.600%,  4/1/2044 22,200
Enterprise Products Operating,
LLC
190,000 4.875%,  8/16/2077
b
168,625
EOG Resources, Inc.
60,000 2.625%,  3/15/2023 63,134
EQM Midstream Partners LP
70,000 6.500%,  7/1/2027
i
77,182
EQM Midstream Partners, LP
30,000 5.500%,  7/15/2028 31,104
EQT Corporation
100,000 3.900%,  10/1/2027 94,230
EQT Corporation, Convertible
98,000 1.750%,  5/1/2026
i
117,986
Equinor ASA
25,000 2.875%,  4/6/2025 27,352
Exxon Mobil Corporation
20,000 1.571%,  4/15/2023 20,641
27,000 2.992%,  3/19/2025 29,703
Hess Corporation
37,000 3.500%,  7/15/2024 37,621
Kinder Morgan Energy Partners,
LP
76,000 3.450%,  2/15/2023 80,126
Marathon Petroleum Corporation
32,000 4.750%,  12/15/2023 35,324
MPLX, LP
57,000 4.500%,  7/15/2023 61,582
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 46,000
Nabors Industries, Inc.
100,000 5.750%,  2/1/2025 39,500
Nabors Industries, Ltd.
70,000 7.250%,  1/15/2026
i
44,209
National Fuel Gas Company
17,000 5.500%,  1/15/2026 18,379
Newfield Exploration Company
39,000 5.625%,  7/1/2024 38,963
Noble Energy, Inc.
46,000 3.900%,  11/15/2024 51,218
Occidental Petroleum Corporation
60,000 2.700%,  8/15/2022 57,923
120,000 2.900%,  8/15/2024 112,914
40,000 3.400%,  4/15/2026 36,200
40,000 8.500%,  7/15/2027 44,544
70,000 3.500%,  8/15/2029 62,214
40,000 6.450%,  9/15/2036 40,008
100,000 4.400%,  4/15/2046 81,470
ONEOK, Inc.
13,000 2.200%,  9/15/2025 12,777
Parsley Energy, LLC
100,000 5.625%,  10/15/2027
i
104,750
PDC Energy, Inc., Convertible
3,000 1.125%,  9/15/2021 2,851
Pioneer Natural Resources
Company, Convertible
23,000 0.250%,  5/15/2025
i
27,186
Plains All American Pipeline, LP
83,000 5.000%,  2/1/2021 83,617
155,000 6.125%,  11/15/2022
b,l
108,306
12,000 2.850%,  1/31/2023 12,165
13,000 3.600%,  11/1/2024 13,407
Principal
Amount Long-Term Fixed Income (25.0%) Value
Energy (1.4%) - continued
QEP Resources, Inc.
$ 40,000 5.625%,  3/1/2026 $ 23,300
Sabine Pass Liquefaction, LLC
38,000 6.250%,  3/15/2022 40,657
38,000 5.625%,  4/15/2023 41,875
Shell International Finance BV
25,000 2.375%,  4/6/2025 26,835
Southwestern Energy Company
105,000 7.500%,  4/1/2026 98,516
Suncor Energy, Inc.
29,000 3.100%,  5/15/2025 31,561
Sunoco Logistics Partners
Operations, LP
60,000 4.400%,  4/1/2021 61,169
Sunoco, LP
70,000 5.875%,  3/15/2028 73,150
Targa Resources Partners, LP
130,000 5.375%,  2/1/2027 134,312
20,000 5.000%,  1/15/2028 20,400
Transocean Guardian, Ltd.
54,601 5.875%,  1/15/2024
i
48,186
W&T Offshore, Inc.
110,000 9.750%,  11/1/2023
i
73,330
Western Gas Partners, LP
38,000 4.000%,  7/1/2022 39,215
Western Midstream Operating, LP
30,000 5.250%,  2/1/2050 29,625
70,000 3.100%,  2/1/2025 69,832
60,000 3.950%,  6/1/2025 59,700
Williams Partners, LP
77,000 4.000%,  11/15/2021 79,660
42,000 4.500%,  11/15/2023 46,046
WPX Energy, Inc.
45,000 5.750%,  6/1/2026 45,900
60,000 5.250%,  10/15/2027 59,175
Total 4,949,112
Financials (4.5%)
ACE INA Holdings, Inc.
60,000 2.875%,  11/3/2022 63,121
AerCap Ireland Capital, Ltd.
29,000 3.500%,  1/15/2025 27,751
Air Lease Corporation
73,000 2.500%,  3/1/2021 73,232
Aircastle, Ltd.
46,000 5.000%,  4/1/2023 46,110
American Express Company
36,000 3.700%,  8/3/2023 39,231
32,000 3.400%,  2/22/2024 35,044
American International Group, Inc.
14,000 2.500%,  6/30/2025 14,971
Ares Capital Corporation,
Convertible
54,000 4.625%,  3/1/2024 55,048
Athene Global Funding
53,000 4.000%,  1/25/2022
i
55,165
Australia and New Zealand
Banking Group, Ltd.
52,000 2.950%,  7/22/2030
b,i
53,942
Aviation Capital Group, LLC
26,000 5.500%,  12/15/2024
i
26,630
Avolon Holdings Funding, Ltd.
16,000 5.250%,  5/15/2024
i
14,931

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Financials (4.5%) - continued
BAC Capital Trust XIV
$ 84,000
4.000%,  (LIBOR 3M +
0.400%), 8/19/2020
b,l
$ 77,742
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
i
15,520
Bank of America Corporation
74,000 3.499%,  5/17/2022
b
75,732
50,000 3.004%,  12/20/2023
b
52,703
103,000 3.550%,  3/5/2024
b
110,374
150,000 5.125%,  6/20/2024
b,l
154,699
129,000 3.864%,  7/23/2024
b
140,850
64,000 4.200%,  8/26/2024 71,744
324,000 6.250%,  9/5/2024
b,l
352,095
32,000 3.458%,  3/15/2025
b
34,969
72,000 1.319%,  6/19/2026
b
72,911
144,000 5.875%,  3/15/2028
b,l
153,360
Bank of Montreal
96,000 3.300%,  2/5/2024 104,825
Bank of New York Mellon
Corporation
46,000 2.600%,  2/7/2022 47,567
15,000 1.600%,  4/24/2025 15,662
36,000 4.700%,  9/20/2025
b,l
38,980
Bank of Nova Scotia
71,000 2.375%,  1/18/2023 74,326
29,000 1.950%,  2/1/2023 30,014
108,000 4.900%,  6/4/2025
b,l
110,955
Barclays plc
59,000 4.610%,  2/15/2023
b
62,205
74,000 4.338%,  5/16/2024
b
80,252
67,000 8.000%,  6/15/2024
b,l
70,936
35,000 2.852%,  5/7/2026
b
37,099
BB&T Corporation
36,000 2.500%,  8/1/2024 38,554
Blackstone Mortgage Trust, Inc.,
Convertible
56,000 4.375%,  5/5/2022 53,480
BNP Paribas SA
72,000 7.625%,  3/30/2021
b,i,l
73,638
35,000 2.819%,  11/19/2025
b,i
37,176
BPCE SA
32,000 3.000%,  5/22/2022
i
33,180
29,000 2.375%,  1/14/2025
i
30,377
Camden Property Trust
32,000 4.875%,  6/15/2023 35,188
Canadian Imperial Bank of
Commerce
29,000 2.250%,  1/28/2025 30,700
Capital One Bank USA NA
48,000 3.375%,  2/15/2023 50,791
44,000 2.280%,  1/28/2026
b
45,768
Capital One Financial Corporation
111,000 3.050%,  3/9/2022 115,167
Cascades USA, Inc.
110,000 5.125%,  1/15/2026
i
113,575
Central Fidelity Capital Trust I
125,000
1.275%,  (LIBOR 3M +
1.000%), 4/15/2027
b
113,200
Charles Schwab Corporation
288,000 5.375%,  6/1/2025
b,l
315,360
CIT Group, Inc.
125,000 4.750%,  2/16/2024 129,375
Citigroup, Inc.
38,000 2.750%,  4/25/2022 39,430
Principal
Amount Long-Term Fixed Income (25.0%) Value
Financials (4.5%) - continued
$ 37,000
0.935%,  (LIBOR 3M +
0.690%), 10/27/2022
b
$ 37,186
125,000 2.312%,  11/4/2022
b
127,679
73,000 3.142%,  1/24/2023
b
75,574
168,000 5.000%,  9/12/2024
b,l
168,420
234,000 4.700%,  1/30/2025
b,l
227,858
96,000 3.352%,  4/24/2025
b
104,501
84,000 5.950%,  5/15/2025
b,l
89,670
28,000 5.500%,  9/13/2025 33,390
CNA Financial Corporation
32,000 5.750%,  8/15/2021 33,725
38,000 3.950%,  5/15/2024 41,844
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,l
38,441
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 78,823
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
b,i
29,461
Credit Acceptance Corporation
60,000 5.125%,  12/31/2024
i
61,080
Credit Agricole SA
38,000 3.375%,  1/10/2022
i
39,414
72,000 8.125%,  12/23/2025
b,i,l
83,880
29,000 1.907%,  6/16/2026
b,i
29,843
Credit Suisse Group AG
126,000 7.500%,  12/11/2023
b,i,l
138,128
31,000 2.593%,  9/11/2025
b,i
32,438
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 121,165
Dai-ichi Life Insurance Company,
Ltd.
216,000 5.100%,  10/28/2024
b,i,l
242,460
Danske Bank AS
56,000 5.000%,  1/12/2023
b,i
58,769
Deutsche Bank AG
114,000 4.250%,  10/14/2021 117,695
Deutsche Bank AG of New York
31,000 3.950%,  2/27/2023 32,621
Digital Realty Trust, LP
55,000 2.750%,  2/1/2023 57,785
Discover Bank
36,000 4.200%,  8/8/2023 39,683
47,000 2.450%,  9/12/2024 49,858
ESH Hospitality, Inc.
60,000 5.250%,  5/1/2025
i
61,289
30,000 4.625%,  10/1/2027
i
28,869
Fidelity National Financial, Inc.
52,000 5.500%,  9/1/2022 56,059
Fifth Third Bancorp
57,000 2.600%,  6/15/2022 59,094
32,000 3.650%,  1/25/2024 35,115
72,000 4.500%,  9/30/2025
b,l
73,260
First Horizon National Corporation
34,000 3.550%,  5/26/2023 35,651
FNB Corporation
53,000 2.200%,  2/24/2023 52,971
FTI Consulting, Inc., Convertible
239,000 2.000%,  8/15/2023 316,436
General Electric Capital
Corporation
62,000 3.100%,  1/9/2023 65,383

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Financials (4.5%) - continued
Goldman Sachs Group, Inc.
$ 159,000
4.370%,  (LIBOR 3M +
3.922%), 9/3/2020
b,l
$ 154,429
55,000
1.562%,  (LIBOR 3M +
1.170%), 11/15/2021
b
55,157
76,000 3.000%,  4/26/2022 77,387
51,000 2.876%,  10/31/2022
b
52,362
37,000
1.377%,  (LIBOR 3M +
1.050%), 6/5/2023
b
37,238
64,000 3.625%,  2/20/2024 70,073
190,000 5.500%,  8/10/2024
b,l
204,013
25,000 3.500%,  4/1/2025 27,697
45,000 3.272%,  9/29/2025
b
49,103
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
101,000 4.125%,  9/1/2022 136,377
Hartford Financial Services Group,
Inc.
59,000
2.517%,  (LIBOR 3M +
2.125%), 2/12/2047
b,i
47,200
HCP, Inc.
30,000 4.250%,  11/15/2023 32,872
Hospitality Properties Trust
55,000 4.250%,  2/15/2021 54,038
HSBC Holdings plc
76,000 6.875%,  6/1/2021
b,l
77,480
59,000 3.803%,  3/11/2025
b
63,897
124,000 6.375%,  3/30/2025
b,l
124,387
36,000 2.633%,  11/7/2025
b
37,664
84,000 6.500%,  3/23/2028
b,l
84,840
Huntington Bancshares, Inc.
30,000 3.150%,  3/14/2021 30,441
Icahn Enterprises, LP
75,000 6.750%,  2/1/2024 77,250
40,000 6.375%,  12/15/2025 41,600
40,000 6.250%,  5/15/2026 42,271
ILFC E-Capital Trust II
126,000
3.270%,  (H15T30Y +
1.800%), 12/21/2065
b,i
66,780
ING Groep NV
64,000 4.100%,  10/2/2023 70,529
International Lease Finance
Corporation
76,000 5.875%,  8/15/2022 82,060
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
i
51,938
iStar, Inc., Convertible
29,000 3.125%,  9/15/2022 30,141
J.P. Morgan Chase & Company
89,000 2.776%,  4/25/2023
b
92,426
64,000 3.375%,  5/1/2023 68,566
180,000 5.150%,  5/1/2023
b,l
180,288
78,000
1.494%,  (LIBOR 3M +
1.230%), 10/24/2023
b
79,200
72,000 6.750%,  2/1/2024
b,l
79,800
270,000 5.000%,  8/1/2024
b,l
271,688
64,000 3.875%,  9/10/2024 71,528
133,000 4.023%,  12/5/2024
b
147,129
234,000 4.600%,  2/1/2025
b,l
226,418
20,000 2.083%,  4/22/2026
b
20,970
Liberty Mutual Group, Inc.
27,000 5.000%,  6/1/2021
i
27,979
Principal
Amount Long-Term Fixed Income (25.0%) Value
Financials (4.5%) - continued
Lincoln National Corporation
$ 40,000
2.743%,  (LIBOR 3M +
2.358%), 5/17/2066
b
$ 28,000
Lloyds Banking Group plc
61,000 3.000%,  1/11/2022 63,136
47,000 2.858%,  3/17/2023
b
48,567
60,000 3.900%,  3/12/2024 66,344
72,000 7.500%,  6/27/2024
b,l
75,960
142,000 6.657%,  5/21/2037
b,i,l
161,880
MetLife, Inc.
140,000 5.875%,  3/15/2028
b,l
153,300
MGIC Investment Corporation,
Convertible
358,000 9.000%,  4/1/2063
i
436,723
MGM Growth Properties Operating
Partnership, LP
40,000 4.625%,  6/15/2025
i
42,050
Mitsubishi UFJ Financial Group,
Inc.
38,000 2.998%,  2/22/2022 39,456
54,000 2.623%,  7/18/2022 56,093
73,000 3.455%,  3/2/2023 78,107
32,000 3.407%,  3/7/2024 34,814
35,000 1.412%,  7/17/2025 35,804
Mizuho Financial Group, Inc.
54,000 2.721%,  7/16/2023
b
56,066
Morgan Stanley
74,000 5.500%,  7/28/2021 77,684
37,000 2.750%,  5/19/2022 38,495
40,000 4.875%,  11/1/2022 43,605
74,000 3.125%,  1/23/2023 78,677
61,000 4.100%,  5/22/2023 66,314
32,000 2.720%,  7/22/2025
b
34,210
20,000 2.188%,  4/28/2026
b
21,071
MPT Operating Partnership, LP
100,000 5.250%,  8/1/2026 105,000
120,000 4.625%,  8/1/2029 126,787
National Australia Bank, Ltd.
44,000 1.875%,  12/13/2022 45,488
National Bank of Canada
44,000 2.100%,  2/1/2023 45,657
National Securities Clearing
Corporation
15,000 1.200%,  4/23/2023
i
15,300
Nippon Life Insurance Company
117,000 3.400%,  1/23/2050
b,i
124,605
Nomura Holdings, Inc.
35,000 2.648%,  1/16/2025 36,774
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,i,l
216,750
Outfront Media Cap, LLC
110,000 4.625%,  3/15/2030
i
102,850
Park Aerospace Holdings, Ltd.
16,000 4.500%,  3/15/2023
i
15,114
PayPal Holdings, Inc.
29,000 1.650%,  6/1/2025 30,228
PNC Financial Services Group,
Inc.
32,000 3.500%,  1/23/2024 35,125
Provident Financing Trust I
36,000 7.405%,  3/15/2038 40,545
Prudential Financial, Inc.
210,000 5.625%,  6/15/2043
b
227,415
170,000 5.200%,  3/15/2044
b
179,584

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Financials (4.5%) - continued
Quicken Loans, Inc.
$ 105,000 5.750%,  5/1/2025
i
$ 108,248
Regions Financial Corporation
37,000 3.800%,  8/14/2023 40,382
72,000 5.750%,  6/15/2025
b,l
76,680
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 61,839
Royal Bank of Canada
20,000 1.600%,  4/17/2023 20,626
29,000 2.250%,  11/1/2024 30,921
Royal Bank of Scotland Group plc
190,000 8.625%,  8/15/2021
b,l
198,510
32,000 6.125%,  12/15/2022 35,058
32,000 6.100%,  6/10/2023 35,403
81,000 4.269%,  3/22/2025
b
89,186
23,000 3.754%,  11/1/2029
b
24,084
Santander Holdings USA, Inc.
28,000 3.450%,  6/2/2025 29,960
Santander UK Group Holdings plc
76,000 2.875%,  8/5/2021 77,795
Santander UK plc
44,000 2.100%,  1/13/2023 45,598
Service Properties Trust
50,000 4.500%,  6/15/2023 47,500
30,000 4.750%,  10/1/2026 26,400
Simon Property Group, LP
30,000 2.500%,  7/15/2021 30,426
36,000 2.000%,  9/13/2024 37,175
Societe Generale SA
36,000 2.625%,  10/16/2024
i
37,472
72,000 8.000%,  9/29/2025
b,i,l
80,820
Springleaf Finance Corporation
160,000 6.875%,  3/15/2025 178,800
Standard Chartered plc
48,000 2.744%,  9/10/2022
b,i
48,575
Starwood Property Trust, Inc.,
Convertible
40,000 4.375%,  4/1/2023 38,485
State Street Corporation
25,000 2.825%,  3/30/2023
b,i
25,948
28,000 2.354%,  11/1/2025
b
30,024
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 38,577
128,000 2.778%,  10/18/2022 134,364
36,000 2.448%,  9/27/2024 38,080
Synchrony Financial
36,000 2.850%,  7/25/2022 36,819
34,000 4.250%,  8/15/2024 36,112
Toronto-Dominion Bank
32,000 3.250%,  3/11/2024 35,074
Truist Bank
39,000 1.500%,  3/10/2025 40,438
Truist Financial Corporation
162,000 4.950%,  9/1/2025
b,l
172,935
UBS Group AG
35,000 1.364%,  1/30/2027
b,i
35,315
USB Realty Corporation
168,000
1.422%,  (LIBOR 3M +
1.147%), 1/15/2022
b,i,l
133,980
Ventas Realty, LP
37,000 3.100%,  1/15/2023 38,222
32,000 3.750%,  5/1/2024 33,750
Principal
Amount Long-Term Fixed Income (25.0%) Value
Financials (4.5%) - continued
VEREIT Operating Partnership, LP
$ 29,000 4.625%,  11/1/2025 $ 31,860
VICI Properties, LP / VICI Note
Company, Inc.
40,000 4.250%,  12/1/2026
i
41,200
20,000 3.750%,  2/15/2027
i
20,150
40,000 4.625%,  12/1/2029
i
42,100
20,000 4.125%,  8/15/2030
i
20,240
Wachovia Capital Trust II
40,000
0.775%,  (LIBOR 3M +
0.500%), 1/15/2027
b
35,800
Wells Fargo & Company
45,000 2.100%,  7/26/2021 45,766
37,000 2.625%,  7/22/2022 38,491
64,000 4.125%,  8/15/2023 69,945
50,000
1.491%,  (LIBOR 3M +
1.230%), 10/31/2023
b
50,543
34,000 3.750%,  1/24/2024 37,270
44,000 1.654%,  6/2/2024
b
44,851
63,000 2.406%,  10/30/2025
b
66,259
15,000 2.188%,  4/30/2026
b
15,656
Westpac Banking Corporation
29,000 2.000%,  1/13/2023 30,089
29,000 2.894%,  2/4/2030
b
29,962
Total 15,799,730
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
35,000 2.150%,  5/13/2025
i
36,409
Total 36,409
Mortgage-Backed Securities (2.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
730,123 3.000%,  3/25/2050 773,158
206,992 3.000%,  4/1/2050 219,192
123,318 3.500%,  7/1/2047 130,465
Federal National Mortgage
Association
238,454 4.500%,  5/1/2048 256,541
369,620 3.500%,  10/1/2048 390,313
77,847 3.500%,  6/1/2049 82,312
417,456 3.500%,  8/1/2049 441,849
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
800,000 2.000%,  8/1/2035
e
832,125
600,000 2.500%,  8/1/2035
e
629,719
595,000 2.000%,  9/1/2035
e
618,056
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,235,000 2.500%,  8/1/2050
e
1,297,377
1,025,000 2.000%,  9/1/2050
e
1,059,955
750,000 3.000%,  9/1/2043
e
791,691
735,012 4.000%,  7/1/2048 780,287
Total 8,303,040
Technology (1.5%)
Akamai Technologies, Inc.,
Convertible
531,000 0.375%,  9/1/2027
i
609,328

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Technology (1.5%) - continued
Apple, Inc.
$ 112,000 3.450%,  5/6/2024 $ 124,207
29,000 1.125%,  5/11/2025 29,796
Baidu, Inc.
20,000 3.075%,  4/7/2025 21,353
Broadcom Corporation
121,000 2.650%,  1/15/2023 126,047
44,000 3.125%,  1/15/2025 47,292
Broadcom, Inc.
12,000 2.250%,  11/15/2023
i
12,491
CommScope Technologies
Finance, LLC
190,000 6.000%,  6/15/2025
i
194,123
Dell International, LLC/ EMC
Corporation
48,000 4.000%,  7/15/2024
i
52,039
10,000 5.850%,  7/15/2025
i
11,652
Diamond 1 Finance Corporation
108,000 5.450%,  6/15/2023
i
119,006
Diamond Sports Group, LLC
60,000 5.375%,  8/15/2026
i
46,204
110,000 6.625%,  8/15/2027
i
60,225
Fiserv, Inc.
70,000 2.750%,  7/1/2024 75,556
Gartner, Inc.
40,000 4.500%,  7/1/2028
i
42,000
Global Payments, Inc.
18,000 2.650%,  2/15/2025 19,277
Harland Clarke Holdings
Corporation
85,000 8.375%,  8/15/2022
i
69,488
Hewlett Packard Enterprise
Company
36,000 2.250%,  4/1/2023 37,235
15,000 4.450%,  10/2/2023 16,463
Intuit, Inc.
29,000 0.950%,  7/15/2025 29,358
Iron Mountain, Inc.
130,000 5.000%,  7/15/2028
i
134,550
J2 Global, Inc., Convertible
137,000 3.250%,  6/15/2029 142,912
Lumentum Holdings, Inc.,
Convertible
111,000 0.250%,  3/15/2024 180,980
20,000 0.500%,  12/15/2026
i
23,358
Marvell Technology Group, Ltd.
37,000 4.200%,  6/22/2023 40,040
Microchip Technology, Inc.,
Convertible
105,000 1.625%,  2/15/2027 153,174
Micron Technology, Inc.
10,000 2.497%,  4/24/2023 10,439
NCR Corporation
160,000 6.125%,  9/1/2029
i
175,272
Nuance Communications, Inc.,
Convertible
786,000 1.250%,  4/1/2025 1,176,747
NXP BV/NXP Funding, LLC
48,000 4.875%,  3/1/2024
i
53,994
NXP Funding, LLC
14,000 2.700%,  5/1/2025
i
15,002
ON Semiconductor Corporation,
Convertible
43,000 1.000%,  12/1/2020 50,855
228,000 1.625%,  10/15/2023 284,957
Principal
Amount Long-Term Fixed Income (25.0%) Value
Technology (1.5%) - continued
Open Text Corporation
$ 90,000 4.125%,  2/15/2030
i
$ 94,500
Oracle Corporation
20,000 2.500%,  5/15/2022 20,690
37,000 2.500%,  4/1/2025 40,002
Panasonic Corporation
54,000 2.536%,  7/19/2022
i
55,715
Plantronics, Inc.
120,000 5.500%,  5/31/2023
i
113,424
PTC, Inc.
30,000 3.625%,  2/15/2025
i
31,103
Seagate HDD Cayman
31,000 4.250%,  3/1/2022 32,214
29,000 4.750%,  1/1/2025 31,500
SS&C Technologies, Inc.
150,000 5.500%,  9/30/2027
i
161,250
Tencent Holdings, Ltd.
35,000 1.810%,  1/26/2026
i
35,717
Teradyne, Inc., Convertible
79,000 1.250%,  12/15/2023 223,748
Texas Instruments, Inc.
38,000 1.375%,  3/12/2025 39,520
Total System Services, Inc.
29,000 3.750%,  6/1/2023 31,235
Verint Systems, Inc., Convertible
143,000 1.500%,  6/1/2021 143,095
Vishay Intertechnology, Inc.,
Convertible
145,000 2.250%,  6/15/2025 139,028
Total 5,378,161
Transportation (0.4%)
AerCap Holdings NV
150,000 5.875%,  10/10/2079
b
115,021
Air Canada Pass Through Trust
13,252 3.875%,  3/15/2023
i
11,273
Air Lease Corporation
29,000 2.300%,  2/1/2025 27,809
29,000 3.375%,  7/1/2025 29,491
CSX Corporation
32,000 3.700%,  11/1/2023 35,259
Delta Air Lines, Inc.
29,000 2.900%,  10/28/2024 25,161
90,000 7.000%,  5/1/2025
i
96,188
J.B. Hunt Transport Services, Inc.
60,000 3.300%,  8/15/2022 62,826
Meritor, Inc., Convertible
236,000 3.250%,  10/15/2037 243,227
Mileage Plus Holdings, LLC
60,000 6.500%,  6/20/2027
i
62,100
NCL Corporation, Ltd.
50,000 3.625%,  12/15/2024
i
33,045
Penske Truck Leasing Company,
LP
32,000 3.375%,  2/1/2022
i
33,025
Ryder System, Inc.
68,000 3.500%,  6/1/2021 69,662
Southwest Airlines Company
15,000 4.750%,  5/4/2023 15,741
30,000 5.250%,  5/4/2025 32,130
Southwest Airlines Company,
Convertible
180,000 1.250%,  5/1/2025 208,648
Union Pacific Corporation
55,000 3.750%,  7/15/2025 62,686

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.0%) Value
Transportation (0.4%) - continued
United Airlines Pass Through Trust
$ 60,000 3.700%,  12/1/2022 $ 55,981
XPO Logistics, Inc.
150,000 6.750%,  8/15/2024
i
161,319
Total 1,380,592
Utilities (0.8%)
Alabama Power Company
38,000 2.450%,  3/30/2022 39,222
Ameren Corporation
32,000 2.500%,  9/15/2024 34,261
Berkshire Hathaway Energy
Company
26,000 4.050%,  4/15/2025
i
29,842
Calpine Corporation
90,000 4.500%,  2/15/2028
i
92,925
CenterPoint Energy, Inc.
37,000 2.500%,  9/1/2022 38,392
36,000 2.500%,  9/1/2024 38,421
Dominion Energy, Inc.
32,000 2.715%,  8/15/2021 32,676
32,000 3.071%,  8/15/2024 34,758
124,000 4.650%,  12/15/2024
b,l
126,282
DTE Energy Company
51,000 3.300%,  6/15/2022 53,166
53,000 2.529%,  10/1/2024 56,481
Duke Energy Corporation
74,000 2.400%,  8/15/2022 76,840
126,000 4.875%,  9/16/2024
b,l
130,095
Edison International
26,000 4.950%,  4/15/2025 28,916
Evergy, Inc.
36,000 2.450%,  9/15/2024 38,482
Eversource Energy
37,000 2.500%,  3/15/2021 37,411
Exelon Generation Company, LLC
29,000 3.250%,  6/1/2025 32,011
FirstEnergy Corporation
56,000 2.850%,  7/15/2022 57,421
24,000 2.050%,  3/1/2025 24,335
Florida Power & Light Company
26,000 2.850%,  4/1/2025 28,580
Georgia Power Company
29,000 2.100%,  7/30/2023 30,243
36,000 2.200%,  9/15/2024 38,117
NextEra Energy Operating
Partners, LP
205,000 3.875%,  10/15/2026
i
214,225
NiSource, Inc.
50,000 3.650%,  6/15/2023 54,004
195,000 5.650%,  6/15/2023
b,l
190,125
NRG Energy, Inc., Convertible
115,000 2.750%,  6/1/2048 120,467
PG&E Corporation
40,000 5.000%,  7/1/2028 41,158
30,000 5.250%,  7/1/2030 31,200
PPL Capital Funding, Inc.
64,000 3.950%,  3/15/2024 69,709
PSEG Power, LLC
50,000 3.000%,  6/15/2021 51,032
Public Service Enterprise Group,
Inc.
32,000 2.875%,  6/15/2024 34,783
Sempra Energy
62,000 3.550%,  6/15/2024 67,922
Principal
Amount Long-Term Fixed Income (25.0%) Value
Utilities (0.8%) - continued
$ 72,000 4.875%,  10/15/2025
b,l
$ 74,542
Southern Company
37,000 2.350%,  7/1/2021 37,591
Suburban Propane Partners, LP
80,000 5.875%,  3/1/2027 81,400
Talen Energy Supply, LLC
80,000 7.625%,  6/1/2028
i
83,600
TerraForm Power Operating, LLC
85,000 5.000%,  1/31/2028
i
93,712
TransCanada Trust
325,000 5.875%,  8/15/2076
b
349,735
Vistra Operations Company, LLC
110,000 5.000%,  7/31/2027
i
117,425
Total 2,811,507
Total Long-Term Fixed Income
(cost $85,753,315) 87,276,036
Shares
Registered Investment
Companies ( 8.3% ) Value
Unaffiliated  (0.9%)
11,016 Aberdeen Asia-Pacific Income
Fund, Inc. 45,055
5,850 AllianceBernstein Global High
Income Fund, Inc. 62,244
12,700 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 152,654
2,670 BlackRock Core Bond Trust 43,067
4,101 BlackRock Corporate High Yield
Fund, Inc. 43,389
2,964 BlackRock Credit Allocation
Income Trust 41,970
6,480 BlackRock Enhanced Global
Dividend Trust 63,245
3,600 BlackRock Multi-Sector Income
Trust 54,612
17,939 BlackRock Resources &
Commodities Strategy Trust 113,913
2,400 Brookfield Real Assets Income
Fund, Inc. 40,872
4,078 Cohen & Steers Quality Income
Realty Fund, Inc. 45,062
3,637 Eaton Vance Limited Duration
Income Fund 42,226
5,721 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 42,965
1,806 Health Care Select Sector SPDR
Fund 190,587
4,641 Invesco Dynamic Credit
Opportunities Fund 41,490
20,000 Invesco Senior Loan ETF 432,800
9,700 Invesco Variable Rate Preferred
ETF 238,232
1,830 iShares Dow Jones US Home
Construction Index Fund 94,538
7,850 iShares S&P U.S. Preferred Stock
Index Fund 284,013
10,800 Liberty All-Star Equity Fund 63,720
9,975 Nuveen Credit Strategies Income
Fund 58,653
3,212 PGIM Global High Yield Fund, Inc. 42,334
3,178 PGIM High Yield Bond Fund, Inc. 43,539
2,243 Pimco Dynamic Credit And
Mortgage Income Fund 43,492
3,450 Royce Value Trust, Inc. 45,229

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (8.3%) Value
Unaffiliated  (0.9%)- continued
36,578 Templeton Global Income Fund $ 200,447
1,674 Tri-Continental Corporation 43,407
510 Utilities Select Sector SPDR Fund
j
31,023
1,400 Vanguard Short-Term Corporate
Bond ETF 116,340
48,550 Western Asset High Income
Opportunity Fund, Inc. 236,924
Total 2,998,042
Affiliated  (7.4%)
2,585,703 Thrivent Core Emerging Markets
Debt Fund 25,882,888
Total 25,882,888
Total Registered Investment
Companies (cost $28,044,496) 28,880,930
Shares Preferred Stock ( 1.3% ) Value
Communications Services (0.1%)
7,625 AT&T, Inc., 4.750%
l
191,235
2,050 AT&T, Inc., 5.000%
l
53,935
Total 245,170
Consumer Discretionary (<0.1%)
400 International Flavors & Fragrances,
Inc., Convertible, 6.000% 18,304
Total 18,304
Consumer Staples (0.1%)
10,600 CHS, Inc., 7.100%
b,l
267,120
Total 267,120
Energy (0.1%)
40,412 Crestwood Equity Partners, LP,
9.250%
l
257,829
1,450 Energy Transfer Operating, LP,
7.600%
b,l
27,579
2,345 Nustar Logistics, LP, 7.009%
b
47,228
Total 332,636
Financials (0.9%)
2,475 Aegon Funding Corporation II,
5.100% 62,048
2,826 Agribank FCB, 6.875%
b,l
296,730
5,200 Allstate Corporation, 5.100%
l
140,296
4,500 Bank of America Corporation,
5.000%
l
120,555
1,700 Bank of America Corporation,
5.375%
l
46,325
159 Bank of America Corporation,
Convertible, 7.250%
l
238,343
5,050 Capital One Financial Corporation,
5.000%
j,l
126,149
2,200 Cobank ACB, 6.250%
b,l
225,500
5,375 Equitable Holdings, Inc., 5.250%
l
132,171
140 First Horizon Bank, 3.750%
b,i,l
93,800
7,700 GMAC Capital Trust I, 6.177%
b
185,339
3,525 Hartford Financial Services Group,
Inc., 7.875%
b
100,780
3,350 J.P. Morgan Chase & Company,
4.750%
l
90,818
2,875 J.P. Morgan Chase & Company,
5.750%
l
80,155
7,025 MetLife, Inc., 5.625%
l
196,419
5,600 Morgan Stanley, 7.125%
b,l
161,000
Shares Preferred Stock (1.3%) Value
Financials (0.9%) - continued
725 Synovus Financial Corporation,
5.875%
b,l
$ 17,646
4,325 Truist Financial Corporation,
4.750%
h,l
108,990
495 Wells Fargo & Company,
Convertible, 7.500%
l
668,993
Total 3,092,057
Health Care (<0.1%)
92 Danaher Corporation, Convertible,
5.000% 112,704
Total 112,704
Industrials (<0.1%)
136 Fortive Corporation, Convertible,
5.000% 120,254
1,092 Stanley Black & Decker, Inc.,
Convertible, 5.250% 104,242
Total 224,496
Real Estate (<0.1%)
1,007 EPR Properties, Convertible,
5.750%
l
17,613
1,125 Public Storage, 4.625%
h,l
29,441
300 Public Storage, 4.700%
l
7,989
450 Public Storage, 4.875%
l
12,267
Total 67,310
Utilities (0.1%)
1,059 NextEra Energy, Inc., Convertible,
4.872% 58,467
132 Sempra Energy, Convertible,
6.000% 13,483
4,237 Southern Company, Convertible,
6.750% 195,410
Total 267,360
Total Preferred Stock
(cost $4,706,440) 4,627,157
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
1,542,126 Thrivent Cash Management Trust 1,542,126
Total Collateral Held for
Securities Loaned
(cost $1,542,126) 1,542,126
Shares or
Principal
Amount Short-Term Investments ( 4.6% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.155%, 8/19/2020
q,r
199,994
200,000 0.160%, 9/2/2020
q
199,985
300,000 0.090%, 9/15/2020
q,r
299,968
300,000 0.090%, 9/17/2020
q,r
299,966
300,000 0.090%, 9/21/2020
q,r
299,963
300,000 0.090%, 9/23/2020
q,r
299,962
300,000 0.090%, 10/7/2020
q,r
299,951
600,000 0.090%, 11/6/2020
q,r
599,857
Thrivent Core Short-Term Reserve
Fund
1,355,221 0.500% 13,565,767

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (4.6%) Value
U.S. Treasury Bills
100,000 0.131%, 9/17/2020
q
$ 99,989
Total Short-Term Investments
(cost $16,138,469) 16,165,402
Total Investments (cost
$336,794,477) 101.9% $356,201,686
Other Assets and Liabilities, Net
(1.9%) (6,568,747)
Total Net Assets 100.0% $349,632,939
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2020.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $37,569,520 or 10.7% of
total net assets.
j All or a portion of the security is on loan.
k Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2020.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
n All or a portion of the security is insured or guaranteed.
o Defaulted security.  Interest is not being accrued.
p In bankruptcy.  Interest is not being accrued.
q The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of July 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 29,260
Common Stock 1,459,198
Total lending $1,488,458
Gross amount payable upon return of
collateral for securities loaned $1,542,126
Net amounts due to counterparty
$53,668
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,494,412 – 2,184,520 309,892
Capital Goods 5,569,088 – 5,206,066 363,022
Communications Services 13,654,834 – 13,464,610 190,224
Consumer Cyclical 8,323,171 – 8,128,800 194,371
Consumer Non-Cyclical 8,822,050 – 8,822,050 –
Energy 2,852,875 – 2,852,875 –
Financials 4,593,371 – 4,593,371 –
Technology 4,991,069 – 4,991,069 –
Transportation 209,328 – 209,328 –
Utilities 1,734,207 – 1,734,207 –
Common Stock
Communications Services 10,884,377 8,866,399 2,017,978 –
Consumer Discretionary 17,906,039 14,820,068 3,085,971 –
Consumer Staples 7,648,722 5,232,554 2,416,168 –
Energy 5,142,727 3,719,740 1,422,987 –
Financials 23,479,209 16,105,550 7,373,659 –
Health Care 25,079,758 19,105,984 5,973,774 –
Industrials 20,735,320 14,329,484 6,405,836 –
Information Technology 36,276,240 32,082,633 4,193,607 –
Materials 7,275,866 3,775,880 3,499,986 –
Real Estate 7,171,075 4,728,793 2,442,282 –
Utilities 2,866,297 2,543,929 322,368 –
Long-Term Fixed Income
Asset-Backed Securities 7,390,704 – 7,390,704 –
Basic Materials 1,785,995 – 1,785,995 –
Capital Goods 3,494,627 – 3,494,627 –
Collateralized Mortgage Obligations 16,403,679 – 16,403,679 –
Commercial Mortgage-Backed Securities 484,631 – 484,631 –
Communications Services 7,132,023 – 7,132,023 –
Consumer Cyclical 5,608,589 – 5,608,589 –
Consumer Non-Cyclical 6,317,237 – 6,317,237 –
Energy 4,949,112 – 4,949,112 –
Financials 15,799,730 – 15,799,730 –
Foreign Government 36,409 – 36,409 –
Mortgage-Backed Securities 8,303,040 – 8,303,040 –
Technology 5,378,161 – 5,378,161 –
Transportation 1,380,592 – 1,380,592 –
Utilities 2,811,507 – 2,811,507 –
Preferred Stock
Communications Services 245,170 245,170 – –
Consumer Discretionary 18,304 18,304 – –
Consumer Staples 267,120 267,120 – –
Energy 332,636 332,636 – –
Financials 3,092,057 2,476,027 616,030 –
Health Care 112,704 112,704 – –
Industrials 224,496 224,496 – –
Real Estate 67,310 67,310 – –
Utilities 267,360 267,360 – –
Registered Investment Companies
Unaffiliated 2,998,042 2,998,042 – –
Short-Term Investments 2,599,635 – 2,599,635 –
Subtotal Investments in Securities $315,210,905 $132,320,183 $181,833,213 $1,057,509
Other Investments  * Total
Affiliated Registered Investment Companies 25,882,888
Affiliated Short-Term Investments 13,565,767
Collateral Held for Securities Loaned 1,542,126
Subtotal Other Investments $40,990,781
Total Investments at Value $356,201,686

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 292,162 292,162 – –
Total Asset Derivatives $292,162 $292,162 $– $–
Liability Derivatives
Futures Contracts 422,969 422,969 – –
Total Liability Derivatives $422,969 $422,969 $– $–
The following table presents Balanced Income Plus Fund's futures contracts held as of July 31, 2020. Investments and/or cash totaling $2,099,681 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 3 September 2020 $ 478,255 $ 11,270
CME Euro Foreign Exchange Currency 21 September 2020 3,058,780 38,588
CME Ultra Long Term U.S. Treasury Bond 12 September 2020 2,598,602 133,648
Eurex Euro STOXX 50 Index 78 September 2020 3,030,152 (119,382)
ICE mini MSCI EAFE Index 45 September 2020 3,971,944 108,656
Total Futures Long Contracts $ 13,137,733 $ 172,780
CBOT 10-Yr. U.S. Treasury Note (11) September 2020 ( $ 1,523,808) ( $ 17,051)
CBOT 2-Yr. U.S. Treasury Note (13) September 2020 (2,870,015) (2,782)
CBOT 5-Yr. U.S. Treasury Note (14) September 2020 (1,754,995) (10,755)
CBOT U.S. Long Bond (32) September 2020 (5,690,302) (142,698)
CME E-mini Russell 2000 Index (10) September 2020 (707,482) (31,418)
CME E-mini S&P 500 Index (3) September 2020 (480,472) (9,053)
CME E-mini S&P Mid-Cap 400 Index (4) September 2020 (705,334) (38,866)
Ultra 10-Yr. U.S. Treasury Note (18) September 2020 (2,815,536) (50,964)
Total Futures Short Contracts ( $ 16,547,944) ($303,587)
Total Futures Contracts ( $ 3,410,211) ($130,807)

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $26,781 $878 $2,300 $25,883 2,586 7.4%
Total Affiliated Registered Investment
Companies 26,781 25,883 7.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% 27,165 113,646 127,272 13,566 1,355 3.9
Total Affiliated Short-Term Investments 27,165 13,566 3.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,333 40,262 41,053 1,542 1,542 0.5
Total Collateral Held for Securities Loaned 2,333 1,542 0.5
Total Value $56,279 $40,991
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $20 $504 $– $879
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% 0 27 0 239
Total Income/Non Income Cash from Affiliated Investments $1,118
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total $20 $531 $0

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 83.2% ) Value
Communications Services (6.1%)
73,246 Activision Blizzard, Inc. $ 6,052,317
16,706 Alphabet, Inc., Class A
a
24,857,693
2,540 Alphabet, Inc., Class C
a
3,766,718
17,329 AMC Entertainment Holdings, Inc. 70,009
2,668 AMC Networks, Inc.
a
61,631
803,045 Auto Trader Group plc
b
5,609,699
89,095 Carsales.com, Ltd. 1,164,746
12,687 Cinemark Holdings, Inc. 150,087
906 Cogeco Communications, Inc. 69,060
175,150 Comcast Corporation 7,496,420
4,851 Consolidated Communications
Holdings, Inc.
a
35,412
47,806 Deutsche Telekom AG 798,112
72,964 Discovery, Inc., Class A
a
1,539,540
6,237 EchoStar Corporation
a
170,270
39,020 Facebook, Inc.
a
9,898,203
56,396 Gannett Company, Inc. 83,466
1,907 Hemisphere Media Group, Inc.
a
16,782
417,000 HKT Trust and HKT, Ltd. 614,445
279 IAC/InterActiveCorp
a
36,945
10,588 Interpublic Group of Companies,
Inc. 191,113
13,810 Ipsos SA 366,537
39,500 KDDI Corporation 1,255,999
4,667 Lions Gate Entertainment
Corporation, Class A
a
35,749
6,010 Lions Gate Entertainment
Corporation, Class B
a
42,731
127,982 Live Nation Entertainment, Inc.
a
5,990,838
536 Madison Square Garden
Entertainment Corporation
a
37,981
602 Match Group, Inc.
a
61,825
500,449 Mediaset Espana Comunicacion
SA
a
1,636,971
9,569 Meredith Corporation 137,411
2,511 News Corporation 32,040
4,200 NEXON Company, Ltd. 107,906
3,500 Nintendo Company, Ltd. 1,539,336
18,300 Nippon Telegraph & Telephone
Corporation 424,770
62,700 NTT DOCOMO, Inc. 1,726,201
31,532 ORBCOMM, Inc.
a
132,750
35,129 Rightmove plc 253,521
5,546 RingCentral, Inc.
a
1,609,838
2,361 Scholastic Corporation 56,499
193,914 Seven West Media, Ltd.
a
13,713
217,500 SoftBank Corporation 2,911,500
46,200 SoftBank Group Corporation 2,913,977
5,666 Take-Two Interactive Software,
Inc.
a
929,337
139,900 TV Asahi Holdings Corporation 1,913,133
170,357 Uber Technologies, Inc.
a
5,155,003
184,849 Verizon Communications, Inc. 10,625,121
1,490 ViacomCBS, Inc. 38,844
32,119 Wolters Kluwer NV 2,529,627
Total 105,161,826
Consumer Discretionary (10.2%)
3,716 Aaron's, Inc. 193,901
1,500 ABC-MART, Inc. 79,028
5,002 Abercrombie & Fitch Company 48,169
5,877 Adient plc
a
97,793
16,855 Amazon.com, Inc.
a
53,340,681
14,572 American Eagle Outfitters, Inc. 145,720
849 American Public Education, Inc.
a
24,714
8,700 AOKI Holdings, Inc. 44,769
Shares Common Stock (83.2%) Value
Consumer Discretionary (10.2%) - continued
103,559 Aptiv plc $ 8,051,712
7,133 At Home Group, Inc.
a
88,592
17,700 Autobacs Seven Company, Ltd. 206,227
16,349 Autogrill SPA
a
78,195
1,928 AutoZone, Inc.
a
2,327,906
250,660 B&M European Value Retail SA 1,507,042
7,717 Beazer Homes USA, Inc.
a
86,353
14,595 Bed Bath & Beyond, Inc. 157,918
29,399 Berkeley Group Holdings plc 1,705,759
2,942 Big Lots, Inc. 115,738
7,075 BJ's Restaurants, Inc. 141,924
348 Bloomin' Brands, Inc. 4,009
11,800 Bridgestone Corporation 347,575
18,165 Bright Horizons Family Solutions,
Inc.
a
1,948,015
9,618 Bunzl plc 275,518
9,176 Burlington Stores, Inc.
a
1,725,088
4,678 Caesars Entertainment, Inc.
a
145,252
3,206 Caleres, Inc. 20,230
4,439 Camping World Holdings, Inc. 162,556
8,362 Capri Holdings, Ltd.
a
125,263
7,363 Carnival Corporation 102,198
3,948 Century Casinos, Inc.
a
15,910
2,301 Century Communities, Inc.
a
81,962
15,176 Chewy, Inc.
a
796,588
52,102 Chico's FAS, Inc. 66,170
902 Children's Place, Inc. 22,018
4,659 Chipotle Mexican Grill, Inc.
a
5,381,890
22,700 Chiyoda Company, Ltd. 216,933
126 Churchill Downs, Inc. 17,454
2,225 Cie Generale des Etablissements
Michelin 230,435
231,700 Citizen Watch Company, Ltd. 631,537
13,787 Collins Foods, Ltd. 93,203
38,847 Cooper-Standard Holdings, Inc.
a
416,051
3,108 Cracker Barrel Old Country Store,
Inc. 343,341
7,359 Culp, Inc. 81,685
46,148 D.R. Horton, Inc. 3,053,152
5,666 Dana, Inc. 64,762
2,403 Darden Restaurants, Inc. 182,388
7,109 Dave & Buster's Entertainment,
Inc. 87,725
895 Deckers Outdoor Corporation
a
187,279
2,952 Denny's Corporation
a
26,229
105,100 Denso Corporation 3,887,922
7,043 Designer Brands, Inc. 41,624
3,192 Dick's Sporting Goods, Inc. 145,619
2,693 Dine Brands Global, Inc. 122,343
74,453 Dollarama, Inc. 2,722,541
7,830 Dometic Group AB
b
76,442
3,592 Domino's Pizza, Inc. 1,388,703
164 Dorman Products, Inc.
a
13,407
900 Doutor Nichires Holdings
Company, Ltd. 11,981
46,901 Duluth Holdings, Inc.
a
346,598
9,979 Emerald Holding, Inc. 27,143
5,628 Ethan Allen Interiors, Inc. 66,636
8,861 Etsy, Inc.
a
1,048,965
9,303 Europris ASA
b
45,735
1,900 Exedy Corporation 23,462
5,143 Express, Inc.
a
5,194
5,676 Extended Stay America, Inc. 64,763
1,200 Fast Retailing Company, Ltd. 638,162
22,194 Five Below, Inc.
a
2,417,149
10,207 Foot Locker, Inc. 299,984

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.2%) Value
Consumer Discretionary (10.2%) - continued
5,582 Fossil, Inc.
a
$ 18,476
474 Fox Factory Holding Corporation
a
42,186
410,000 Galaxy Entertainment Group, Ltd. 2,796,094
8,017 GameStop Corporation
a
32,148
6,364 Gap, Inc. 85,087
7,021 Garrett Motion, Inc.
a
41,283
6,695 Genuine Parts Company 603,554
2,264 G-III Apparel Group, Ltd.
a
22,391
10,060 Goodyear Tire & Rubber Company 90,641
2,564 Grand Canyon Education, Inc.
a
227,529
54,443 GVC Holdings plc 471,178
1,900 Hermes International 1,540,409
41,786 Home Depot, Inc. 11,093,765
1,212 Hooker Furniture Corporation 25,937
1,914 Hovnanian Enterprises, Inc.
a
44,596
37,470 Husqvarna AB 358,588
72,732 Industria de Diseno Textil SA 1,927,250
2,414 InterContinental Hotels Group plc 111,192
500 Izumi Company, Ltd. 19,278
1,583 Jack in the Box, Inc. 129,980
5,812 KB Home 195,516
12,696 Knoll, Inc. 148,670
8,012 Kohl's Corporation 152,548
2,953 Kontoor Brands, Inc. 56,579
9,684 L Brands, Inc. 236,386
8,093 Lear Corporation 893,305
749 Lithia Motors, Inc. 171,633
52,677 Lowe's Companies, Inc. 7,844,132
530 LVMH Moet Hennessy Louis
Vuitton SE 230,468
14,317 Macy's, Inc. 86,761
536 Madison Square Garden Sports
Corporation
a
82,378
5,547 Marcus Corporation 76,604
698 Marriott Vacations Worldwide
Corporation 59,093
27,416 Mattel, Inc.
a
304,592
29,403 Melia Hotels International SA
a
108,850
18,977 Michaels Companies, Inc.
a
136,255
4,620 Modine Manufacturing Company
a
25,133
12,978 Mohawk Industries, Inc.
a
1,036,293
307,422 Moneysupermarket.com Group plc 1,177,746
84,400 NHK Spring Company, Ltd. 474,969
7,600 Nihon Unisys, Ltd. 229,984
60,494 NIKE, Inc. 5,904,819
50,600 Nissan Motor Company, Ltd. 173,081
8,365 Nordstrom, Inc. 114,517
11,702 Norwegian Cruise Line Holdings,
Ltd.
a
159,615
337 NVR, Inc.
a
1,324,461
2,870 Office Depot, Inc. 63,341
18,361 Ollie's Bargain Outlet Holdings,
Inc.
a
1,929,741
14,400 Onward Holdings Company, Ltd. 35,364
4,000 Oriental Land Company, Ltd. 482,571
10,565 Pandox AB 133,375
2,551 Park Hotels & Resorts, Inc. 21,097
45,576 Party City Holdco, Inc.
a
74,745
16,882 Penn National Gaming, Inc.
a
571,456
43,939 Planet Fitness, Inc.
a
2,293,616
67,173 Playa Hotels and Resorts NV
a
243,838
15,500 PLENUS Company, Ltd. 236,808
212 Pool Corporation 67,140
9,008 PulteGroup, Inc. 392,749
2,139 PVH Corporation 104,084
11,294 Qurate Retail, Inc.
a
123,218
Shares Common Stock (83.2%) Value
Consumer Discretionary (10.2%) - continued
1,208 Red Robin Gourmet Burgers, Inc.
a
$ 10,558
33,277 Red Rock Resorts, Inc. 364,716
181,393 Redrow plc 1,012,728
20,350 Restaurant Brands International,
Inc. 1,150,182
28,500 Rinnai Corporation 2,335,967
4,228 Royal Caribbean Cruises, Ltd. 205,946
14,157 Ruth's Hospitality Group, Inc. 94,781
6,317 Sally Beauty Holdings, Inc.
a
73,340
42,100 Sangetsu Company, Ltd. 575,856
49,326 Scandic Hotels Group AB
b
170,458
856 SeaWorld Entertainment, Inc.
a
12,386
14,800 SHIMAMURA Company, Ltd. 1,029,172
1,580 Signet Jewelers, Ltd. 16,969
12,735 Six Flags Entertainment
Corporation 221,462
14,738 Skyline Corporation
a
416,054
26,800 Sony Corporation 2,082,227
45,837 Sony Corporation ADR 3,573,453
11,381 Standard Motor Products, Inc. 517,608
606 Strategic Education, Inc. 76,483
392,300 Sumitomo Electric Industries, Ltd. 4,383,020
10,000 Sumitomo Forestry Company, Ltd. 111,804
192,300 Sumitomo Rubber Industries, Ltd. 1,599,822
20,839 Super Retail Group, Ltd. 131,712
11,819 Tailored Brands, Inc. 3,582
6,200 Takara Standard Company, Ltd. 83,719
21,176 Taylor Morrison Home Corporation
a
496,577
707,004 Taylor Wimpey plc 1,090,575
12,205 Tenneco, Inc.
a
90,439
23,385 Texas Roadhouse, Inc. 1,314,003
7,322 Thor Industries, Inc. 834,635
6,356 Thule Group AB
b
189,067
13,344 Toll Brothers, Inc. 509,741
5,358 TopBuild Corporation
a
706,827
29,100 Toyoda Gosei Company, Ltd. 570,607
9,500 Toyota Motor Corporation 563,958
7,924 Tri Pointe Homes, Inc.
a
132,489
1,455 Tupperware Brands Corporation 22,451
5,425 Ulta Beauty, Inc.
a
1,046,971
3,042 Urban Outfitters, Inc.
a
50,315
1,962 Vail Resorts, Inc. 376,763
130 Wayfair, Inc.
a
34,592
126,188 William Hill plc 171,801
241 Williams-Sonoma, Inc. 20,996
7,036 Wingstop, Inc. 1,099,375
1,287 Workhorse Group, Inc.
a
19,974
1,085 YETI Holdings, Inc.
a
53,046
17,800 Z Holdings Corporation 94,656
Total 176,291,886
Consumer Staples (2.9%)
751 Andersons, Inc. 10,679
24,900 Arcs Company, Ltd. 577,727
60,360 BJ's Wholesale Club Holdings,
Inc.
a
2,417,418
6,720 British American Tobacco plc 222,085
32,876 Carlsberg AS 4,855,442
9,574 Casey's General Stores, Inc. 1,524,085
1,947 Central Garden & Pet Company
a
73,714
24,150 Davide Campari-Milano NV 243,804
33,169 e.l.f. Beauty, Inc.
a
592,398
3,772 Edgewell Personal Care Company
a
112,745
6,974 Elior Participations SCA
b
38,624
33,644 ForFarmers BV 215,989
897 George Weston, Ltd. 67,751

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.2%) Value
Consumer Staples (2.9%) - continued
8,107 Glanbia plc $ 98,419
1,188 Hain Celestial Group, Inc.
a
40,368
2,764 Heineken NV 267,762
51,800 Japan Tobacco, Inc. 885,389
8,600 Kao Corporation 623,879
21,500 Kewpie Corporation 382,692
14,527 Kimberly-Clark Corporation 2,208,685
18,479 Lamb Weston Holdings, Inc. 1,110,218
210 Lindt & Spruengli AG 1,625,787
4,785 L'Oreal SA 1,605,984
1,357 McCormick & Company, Inc. 264,479
8,200 Ministop Company, Ltd. 112,285
10,640 Monster Beverage Corporation
a
835,027
92,053 Nestle SA 10,947,105
600 Noevir Holdings Company, Ltd. 24,830
21,027 Orkla ASA 206,818
1,663 Royal Unibrew AS 168,242
2,096 Seneca Foods Corporation
a
82,121
21,200 Seven & I Holdings Company, Ltd. 640,654
8,300 Shiseido Company, Ltd. 462,445
20,285 Simply Good Foods Company
a
487,651
3,045 Sprouts Farmers Markets, Inc.
a
80,327
40,300 Sugi Holdings Company, Ltd. 2,911,905
59,600 Sundrug Company, Ltd. 2,028,244
3,486 TreeHouse Foods, Inc.
a
152,757
34,264 Turning Point Brands, Inc. 1,126,600
3,600 Unicharm Corporation 162,838
22,471 Unilever NV 1,327,822
5,844 Vector Group, Ltd. 51,544
68,628 Wal-Mart Stores, Inc. 8,880,463
Total 50,755,801
Energy (2.3%)
20,054 Antero Midstream Corporation 113,706
12,762 Apache Corporation 195,897
48,770 Archrock, Inc. 324,808
115,002 BP plc ADR 2,534,644
8,344 Canadian Natural Resources, Ltd. 147,201
18,315 Centennial Resource
Development, Inc.
a
14,419
191,169 CGG SA
a
163,635
6,410 ChampionX Corporation
a
60,959
36,095 Chevron Corporation 3,029,814
19,220 Cimarex Energy Company 470,121
22,750 CNX Resources Corporation
a
219,537
9,574 Concho Resources, Inc. 503,018
31,187 ConocoPhillips 1,166,082
11,128 Continental Resources, Inc. 192,403
8,672 Core Laboratories NV 184,974
3,747 Delek US Holdings, Inc. 65,498
25,443 Devon Energy Corporation 266,897
6,933 Diamondback Energy, Inc. 276,349
366,500 Eneos Holdings, Inc. 1,285,173
215,038 Eni SPA 1,915,523
35,187 EnLink Midstream, LLC 86,208
80,361 Enterprise Products Partners, LP 1,414,354
30,283 EQT Corporation 439,709
26,490 Equitrans Midstream Corporation 255,628
11,199 Exterran Corporation
a
55,659
25,636 Exxon Mobil Corporation 1,078,763
16,572 Frank's International NV
a
37,784
3,891 Gaztransport Et Technigaz SA 361,790
25,214 Gran Tierra Energy, Inc.
a
7,312
78,195 Halliburton Company 1,120,534
8,657 Helmerich & Payne, Inc. 154,354
Shares Common Stock (83.2%) Value
Energy (2.3%) - continued
87,995 John Wood Group plc $ 218,734
19,172 Kosmos Energy, Ltd. 30,867
11,734 Liberty Oilfield Services, Inc. 66,297
4,823 Lundin Energy AB 112,500
235,599 Marathon Oil Corporation 1,293,439
69,578 Marathon Petroleum Corporation 2,657,880
990 Nabors Industries, Ltd. 41,986
12,690 NexTier Oilfield Solutions, Inc.
a
31,979
32,553 Nine Energy Service, Inc.
a
60,549
17,670 Oceaneering International, Inc.
a
99,305
18,397 OMV AG
a
581,013
30,611 Patterson-UTI Energy, Inc. 118,618
6,055 PBF Energy, Inc. 52,557
2,868 PDC Energy, Inc.
a
40,898
6,860 Peabody Energy Corporation 21,403
24,599 Pioneer Natural Resources
Company 2,384,135
9,870 Plains GP Holdings, LP 78,368
5,039 ProPetro Holding Corporation
a
27,059
18,365 QEP Resources, Inc. 26,997
10,211 Range Resources Corporation 65,963
195,723 Royal Dutch Shell plc, Class A 2,860,613
316,169 Royal Dutch Shell plc, Class B 4,437,905
9,032 RPC, Inc.
a
26,825
3,005 SM Energy Company 8,865
36,518 Southwestern Energy Company
a
88,739
17,708 Talos Energy, Inc.
a
120,591
3,983 Targa Resources Corporation 72,809
31,533 TC Energy Corporation 1,437,224
36,731 Tenaris SA ADR 429,753
116,760 Total SE 4,418,642
38,840 Transocean, Ltd.
a
79,234
279,771 Tullow Oil plc 93,554
19,115 Vermilion Energy Inc 77,918
5,051 Washington H. Soul Pattinson and
Company, Ltd. 70,464
22,575 Whitecap Resources, Inc. 37,247
3,154 Woodside Petroleum, Ltd. 44,869
Total 40,458,552
Financials (11.6%)
149 1st Source Corporation 4,935
169,670 AB Industrivarden
a
4,185,331
63,494 Aflac, Inc. 2,258,482
10,851 AG Mortgage Investment Trust,
Inc. 30,274
79,600 AIA Group, Ltd. 717,749
1,540 Alleghany Corporation 804,373
47,154 Allianz SE 9,783,268
1,916 American Equity Investment Life
Holding Company 48,762
54,797 American Express Company 5,113,656
29,069 American Financial Group, Inc. 1,766,523
47,827 American International Group, Inc. 1,537,160
3,283 Ameriprise Financial, Inc. 504,367
14,851 Ameris Bancorp 342,687
2,100 Aozora Bank, Ltd. 33,593
4,315 Apollo Commercial Real Estate
Finance, Inc. 40,130
1,942 Argo Group International Holdings,
Ltd. 65,076
8,658 Arthur J. Gallagher & Company 930,648
3,386 Artisan Partners Asset
Management, Inc. 122,675
24,446 Associated Banc-Corp 313,887
11,974 Assured Guaranty, Ltd. 261,392

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.2%) Value
Financials (11.6%) - continued
34,422 Baloise Holding AG $ 5,251,933
335,433 Bank Leumi Le-Israel BM 1,700,438
338,315 Bank of America Corporation 8,417,277
1,297 Bank of Marin Bancorp 40,739
13,960 Bank of Montreal
c
763,738
695 Bank OZK 16,715
7,435 BankFinancial Corporation 54,201
5,109 BankUnited, Inc. 102,895
12,209 Banner Corporation 432,565
11,077 Berkshire Hills Bancorp, Inc. 110,327
3,150 Blackstone Mortgage Trust, Inc. 75,821
1,889 BOK Financial Corporation 105,217
40,048 Boston Private Financial Holdings,
Inc. 235,682
6,258 Brighthouse Financial, Inc.
a
177,352
23,779 BrightSphere Investment Group 319,590
2,839 Brown & Brown, Inc. 129,089
3,849 Byline Bancorp, Inc. 49,883
66,857 Capital One Financial Corporation 4,265,477
4,213 Central Pacific Financial
Corporation 65,554
121,358 Charles Schwab Corporation 4,023,018
26,497 Chubb, Ltd. 3,371,478
370,878 CI Financial Corporation 5,097,513
2,892 Cincinnati Financial Corporation 225,374
23,902 CIT Group, Inc. 453,421
157,549 Citigroup, Inc. 7,879,026
20,640 Citizens Financial Group, Inc. 512,078
35,732 Colony Capital, Inc. 68,605
44,438 Comerica, Inc. 1,711,752
81,770 Commonwealth Bank of Australia 4,160,033
11,555 Community Trust Bancorp, Inc. 353,699
13,249 Cullen/Frost Bankers, Inc. 954,723
279,200 DBS Group Holdings, Ltd. 4,033,228
13,701 Deutsche Boerse AG 2,492,820
81,067 Deutsche Pfandbriefbank AG
a,b
513,563
423 Diamond Hill Investment Group,
Inc. 48,235
9,920 Discover Financial Services 490,346
278,701 DnB ASA
a
4,280,665
6,218 East West Bancorp, Inc. 215,516
2,354 Encore Capital Group, Inc.
a
85,992
3,180 Enterprise Financial Services
Corporation 92,411
15,037 Essent Group, Ltd. 538,776
64,690 Euronext NV
b
7,472,862
93,740 Everi Holdings, Inc.
a
532,443
1,914 FBL Financial Group, Inc. 66,569
1,118 Federal Agricultural Mortgage
Corporation 66,532
4,416 Fifth Third Bancorp 87,702
7,428 Financial Institutions, Inc. 109,712
3,672 First American Financial
Corporation 187,309
596 First Bancshares, Inc. 11,866
12,265 First Busey Corporation 209,732
1,254 First Citizens BancShares, Inc. 534,041
6,287 First Financial Corporation 210,174
10,218 First Interstate BancSystem, Inc. 297,446
9,179 First Midwest Bancorp, Inc. 111,387
1,199 First of Long Island Corporation 17,877
6,212 First Republic Bank 698,726
586,255 FlexiGroup, Ltd. 522,832
6,167 Goldman Sachs Group, Inc. 1,220,819
14,187 Granite Point Mortgage Trust, Inc. 96,330
10,934 Great Southern Bancorp, Inc. 394,389
Shares Common Stock (83.2%) Value
Financials (11.6%) - continued
12,902 Great Western Bancorp, Inc. $ 167,726
1,063 Groupe Bruxelles Lambert SA 92,205
10,048 Hamilton Lane, Inc. 725,868
24,481 Hancock Whitney Corporation 466,608
1,037 Hanmi Financial Corporation 9,572
7,749 Hanover Insurance Group, Inc. 789,468
59,698 Hartford Financial Services Group,
Inc. 2,526,419
9,590 Heritage Commerce Corporation 65,020
8,741 Hometrust Bancshares, Inc. 126,045
13,201 Horizon Bancorp, Inc. 133,462
806 Houlihan Lokey, Inc. 44,169
212,273 HSBC Holdings plc 955,830
2,553 IGM Financial, Inc. 62,765
12,423 Independent Bank Corporation 173,487
12,867 Interactive Brokers Group, Inc. 638,203
2,815 International Bancshares
Corporation 85,632
1,093,517 Israel Discount Bank, Ltd. 3,362,135
24,578 J.P. Morgan Chase & Company 2,375,218
265 Janus Henderson Group plc 5,536
8,300 Japan Exchange Group, Inc. 197,091
76,100 Japan Post Bank Company, Ltd. 567,733
12,700 Japan Post Holdings Company,
Ltd. 86,738
29,730 Julius Baer Group, Ltd. 1,305,145
5,407 Kemper Corporation 424,558
116,792 KeyCorp 1,402,672
8,813 L E Lundbergforetagen AB
a
413,977
2,917 Lakeland Bancorp, Inc. 29,695
70,987 Laurentian Bank of Canada
c
1,407,074
5,067 Loews Corporation 184,489
5,827 M&T Bank Corporation 617,371
63,237 Manulife Financial Corporation 847,440
123 MarketAxess Holdings, Inc. 63,554
2,870 Mercantile Bank Corporation 61,102
55,250 MetLife, Inc. 2,091,213
10,534 MidWestOne Financial Group, Inc. 190,455
155,100 Mitsubishi UFJ Financial Group,
Inc. 581,209
24,727 Mizrahi Tefahot Bank, Ltd. 518,275
88,492 Morgan Stanley 4,325,489
264 Morningstar, Inc. 44,363
6,653 Mr. Cooper Group, Inc.
a
108,643
9,900 MS and AD Insurance Group
Holdings, Inc. 248,768
3,827 MSCI, Inc. 1,438,875
43,035 National Bank of Canada 2,031,829
175 National Western Life Group, Inc. 34,088
1,098 NBT Bancorp, Inc. 32,709
6,547 Northern Trust Corporation 512,957
3,380 Northwest Bancshares, Inc. 33,293
162 OFG Bancorp 2,119
2,277 Old Republic International
Corporation 36,591
6,597 Old Second Bancorp, Inc. 54,887
12,830 Onex Corporation 570,307
1,900 ORIX Corporation 20,549
7,531 PacWest Bancorp 137,629
21,221 Paragon Banking Group plc 86,997
19,384 Pargesa Holding SA 1,537,974
314 Park National Corporation 26,929
2,459 Peoples Bancorp, Inc. 49,352
31,242 Popular, Inc. 1,159,391
64,390 Power Corporation of Canada 1,142,671
20,403 Premier Financial Corporation 360,725

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.2%) Value
Financials (11.6%) - continued
14,911 Prosight Global, Inc.
a
$ 117,200
1,612 Provident Financial Services, Inc. 22,004
10,480 QCR Holdings, Inc. 313,142
10,835 Radian Group, Inc. 161,658
53,957 Raymond James Financial, Inc. 3,748,932
17,816 Redwood Trust, Inc. 127,028
12,638 Reinsurance Group of America,
Inc. 1,077,390
5,724 Renasant Corporation 132,969
300 Ricoh Leasing Company, Ltd. 7,590
39,430 Royal Bank of Canada 2,720,021
16,914 S&P Global, Inc. 5,924,129
1,544 Safety Insurance Group, Inc. 116,834
837 Sandy Spring Bancorp, Inc. 19,351
16,461 Seacoast Banking Corporation of
Florida
a
310,784
20,082 SEI Investments Company 1,050,891
1,422 Selective Insurance Group, Inc. 77,271
24,900 Senshu Ikeda Holdings, Inc. 36,664
194 Signature Bank 19,891
55,800 Singapore Exchange, Ltd. 332,865
6,099 SLM Corporation 41,290
10,164 Starwood Property Trust, Inc. 151,952
143,294 Sun Life Financial, Inc. 5,585,412
5,917 SVB Financial Group
a
1,327,006
13,383 Swiss Life Holding AG 4,890,706
33,904 Synovus Financial Corporation 683,166
5,314 T. Rowe Price Group, Inc. 733,863
1,880 TCF Financial Corporation 51,681
2,608 Territorial Bancorp, Inc. 57,298
8,098 Texas Capital Bancshares, Inc.
a
269,016
13,124 TMX Group, Ltd. 1,341,549
26,800 Tokio Marine Holdings, Inc. 1,131,629
9,059 Topdanmark AS 387,419
170 Torchmark Corporation 13,532
249,951 Toronto-Dominion Bank 11,060,208
15,629 TPG RE Finance Trust, Inc. 135,660
5,404 TriCo Bancshares 151,312
71,680 Truist Financial Corporation 2,685,133
17,144 TrustCo Bank Corporation 99,264
11,484 Two Harbors Investment
Corporation 62,358
1,012 Univest Financial Corporation 15,473
1,000 Walker & Dunlop, Inc. 50,410
3,696 Washington Trust Bancorp, Inc. 123,225
25,801 Webster Financial Corporation 703,593
170,610 Wells Fargo & Company 4,138,999
4,993 WesBanco, Inc. 99,011
15,176 Western Alliance Bancorp 545,577
19,874 Western Asset Mortgage Capital
Corporation 41,934
343 Westwood Holdings Group, Inc. 3,896
26,983 Wintrust Financial Corporation 1,154,872
61,509 Zions Bancorporations NA 1,997,197
Total 199,473,030
Health Care (13.1%)
2,134 Acadia Healthcare Company, Inc.
a
63,615
38,670 ACADIA Pharmaceuticals, Inc.
a
1,607,512
735 Acceleron Pharma, Inc.
a
72,890
11,251 ADMA Biologics, Inc.
a
40,166
2,400 Adverum Biotechnologies, Inc.
a
40,248
6,300 Agile Therapeutics, Inc.
a
15,750
9,801 Agilent Technologies, Inc. 944,130
17,632 Agios Pharmaceuticals, Inc.
a
799,082
3,251 Akebia Therapeutics, Inc.
a
36,314
Shares Common Stock (83.2%) Value
Health Care (13.1%) - continued
142 Alexion Pharmaceuticals, Inc.
a
$ 14,554
2,407 Alkermes plc
a
43,350
4,228 AmerisourceBergen Corporation 423,603
13,694 Amgen, Inc. 3,350,511
4,953 AnaptysBio, Inc.
a
88,956
4,466 Anavex Life Sciences Corporation
a
18,847
8,030 Anthem, Inc. 2,198,614
4,231 Arena Pharmaceuticals, Inc.
a
259,741
3,603 Argenx SE ADR
a
829,158
1,441 Assembly Biosciences, Inc.
a
31,990
49,700 Astellas Pharmaceutical, Inc. 775,219
3,078 Atara Biotherapeutics, Inc.
a
38,136
1,281 Athenex, Inc.
a
13,591
141 Atrion Corporation 87,434
829 AVROBIO, Inc.
a
14,052
22,462 Axonics Modulation Technologies,
Inc.
a
951,490
695 Axsome Therapeutics, Inc.
a
49,574
3,093 Becton, Dickinson and Company 870,185
9,906 Biogen, Inc.
a
2,721,079
10,679 Biohaven Pharmaceutical Holding
Company, Ltd.
a
683,883
1,494 Bio-Rad Laboratories, Inc.
a
784,186
8,717 Bio-Techne Corporation 2,398,570
1,829 Bluebird Bio, Inc.
a
111,020
474 Blueprint Medicines Corporation
a
34,687
1,102 Bruker Corporation 49,171
2,925 Cantel Medical Corporation 138,206
36,068 Catalent, Inc.
a
3,150,179
61,948 Centene Corporation
a
4,042,107
38,544 Cerner Corporation 2,676,881
4,052 Charles River Laboratories
International, Inc.
a
806,307
1,015 Chemed Corporation 499,573
52,800 Chugai Pharmaceutical Company,
Ltd. 2,383,880
22,440 Cigna Holding Company 3,875,164
3,611 Clovis Oncology, Inc.
a
20,908
3,504 Community Health Systems, Inc.
a
17,450
12,111 CryoLife, Inc.
a
235,075
36,356 CSL, Ltd. 7,071,331
50,645 CVS Health Corporation 3,187,596
2,852 CytomX Therapeutics, Inc.
a
19,993
22,000 Daiichi Sankyo Company, Ltd. 1,946,705
771 Deciphera Pharmaceuticals, Inc.
a
35,751
5,141 Dexcom, Inc.
a
2,239,111
8,225 Dynavax Technologies
Corporation
a
66,705
64,875 Edwards Lifesciences Corporation
a
5,086,849
5,700 Eisai Company, Ltd. 460,028
2,419 Encompass Health Corporation 164,686
15,260 Gilead Sciences, Inc. 1,061,028
534,722 GlaxoSmithKline plc 10,651,858
57,811 GlaxoSmithKline plc ADR 2,330,940
6,938 Global Blood Therapeutics, Inc.
a
468,176
25,581 Grifols SA 745,316
30,816 Guardant Health, Inc.
a
2,624,907
5,379 Haemonetics Corporation
a
471,523
19,123 Halozyme Therapeutics, Inc.
a
519,954
21,666 HCA Healthcare, Inc. 2,743,782
1,356 HealthStream, Inc.
a
29,771
8,316 Hill-Rom Holdings, Inc. 808,482
11,104 Humana, Inc. 4,357,765
36 ICU Medical, Inc.
a
6,614
457 IDEXX Laboratories, Inc.
a
181,772
13,971 ImmunoGen, Inc.
a
57,421

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.2%) Value
Health Care (13.1%) - continued
5,415 Immunomedics, Inc.
a
$ 228,675
2,088 Insmed, Inc.
a
54,539
11,170 Inspire Medical Systems, Inc.
a
1,109,851
6,934 Insulet Corporation
a
1,410,098
10,624 Intuitive Surgical, Inc.
a
7,282,115
1,895 Invitae Corporation
a
55,334
2,873 Iovance Biotherapeutics, Inc.
a
83,518
54,077 Johnson & Johnson 7,882,264
6,504 Kadmon Holdings, Inc.
a
23,805
10,700 KYORIN Holdings, Inc. 194,378
1,688 Laboratory Corporation of America
Holdings
a
325,649
21,986 LHC Group, Inc.
a
4,289,688
3,536 Ligand Pharmaceuticals, Inc.
a
414,348
3,602 LNA Sante 217,337
17,700 M3, Inc. 908,941
3,060 MacroGenics, Inc.
a
77,724
63,932 Medtronic plc 6,168,159
94,694 Merck & Company, Inc. 7,598,247
1,889 Mersana Therapeutics, Inc.
a
37,553
1,731 Mesa Laboratories, Inc. 410,143
207 Mettler-Toledo International, Inc.
a
193,545
298 Mirati Therapeutics, Inc.
a
36,150
5,593 Molina Healthcare, Inc.
a
1,033,027
798 Momenta Pharmaceuticals, Inc.
a
23,533
7,709 MyoKardia, Inc.
a
694,812
3,322 Myovant Sciences, Ltd.
a
50,494
18,552 Natera, Inc.
a
890,867
6,835 National Healthcare Corporation 405,452
6,952 Nektar Therapeutics
a
154,056
562 Neogen Corporation
a
43,145
2,295 Neurocrine Biosciences, Inc.
a
276,226
16,845 Nevro Corporation
a
2,239,711
175,587 Novartis AG 14,462,624
136,051 Novo Nordisk AS 8,926,659
42,821 Novo Nordisk AS ADR 2,797,496
33,500 Olympus Corporation 602,547
39,435 Optinose, Inc.
a
200,921
3,161 Orthifix Medical, Inc.
a
97,074
14,711 PRA Health Sciences, Inc.
a
1,567,604
2,707 Precision BioSciences, Inc.
a
17,217
2,140 Quest Diagnostics, Inc. 271,930
847 Reata Pharmaceuticals, Inc.
a
125,102
68,381 Recordati SPA 3,672,768
6,447 Repligen Corporation
a
972,917
270 Replimune Group, Inc.
a
5,392
48,491 Roche Holding AG 16,795,176
3,007 Sage Therapeutics, Inc.
a
137,029
3,132 Sarepta Therapeutics, Inc.
a
480,825
300 Sawai Pharmaceutical Company,
Ltd. 14,252
156 Siegfried Holding AG 81,510
22,440 Silk Road Medical, Inc.
a
1,042,562
13,676 Sonova Holding AG
a
3,092,201
6,397 Spectrum Pharmaceuticals, Inc.
a
19,127
17,434 Stryker Corporation 3,369,992
707 Surmodics, Inc.
a
33,434
900 Sysmex Corporation 69,207
18,346 Tactile Systems Technology, Inc.
a
751,819
54,500 Takeda Pharmaceutical Company,
Ltd. 1,976,541
1,976 Tecan Group AG 828,723
5,492 Teleflex, Inc. 2,049,065
7,555 Tenet Healthcare Corporation
a
199,754
11,600 Terumo Corporation 438,840
15,966 Thermo Fisher Scientific, Inc. 6,609,126
Shares Common Stock (83.2%) Value
Health Care (13.1%) - continued
2,881 Tilray, Inc.
a
$ 21,262
700 Toho Holdings Company, Ltd. 11,987
5,500 Tsumura & Company 137,061
1,544 U.S. Physical Therapy, Inc. 128,245
1,138 uniQure B.V.
a
47,489
1,199 United Therapeutics Corporation
a
133,653
3,044 Varian Medical Systems, Inc.
a
434,440
13,618 VBI Vaccines, Inc.
a
55,425
23,879 Veeva Systems, Inc.
a
6,317,667
18,653 Vertex Pharmaceuticals, Inc.
a
5,073,616
916 Viking Therapeutics, Inc.
a
6,430
1,938 Waters Corporation
a
413,085
293 West Pharmaceutical Services,
Inc. 78,779
9,867 Zimmer Biomet Holdings, Inc. 1,330,664
63,949 Zoetis, Inc. 9,699,784
Total 226,057,507
Industrials (10.1%)
19,135 A.O. Smith Corporation 921,159
54,490 Aalberts NV 1,945,964
635 Acuity Brands, Inc. 62,928
4,630 AECOM
a
167,560
3,589 Aegion Corporation
a
55,342
19,300 Aerojet Rocketdyne Holdings, Inc.
a
796,125
3,081 Allegion plc 306,436
25,405 Altra Industrial Motion Corporation 869,613
19 AMERCO 6,037
11,587 American Airlines Group, Inc. 128,847
7,725 AMETEK, Inc. 720,356
27,566 ASGN, Inc.
a
1,887,168
129,775 Assa Abloy AB 2,864,938
137,005 Atlas Copco AB, Class A 6,081,854
56,331 Atlas Copco AB, Class B 2,180,160
3,685 Avis Budget Group, Inc.
a
95,441
20,396 AZZ, Inc. 644,106
1,592 Bloom Energy Corporation
a
19,359
6,464 Boeing Company 1,021,312
16,386 BWX Technologies, Inc. 893,365
12,798 Carlisle Companies, Inc. 1,523,986
114,675 Carrier Global Corporation 3,123,747
11,165 Casella Waste Systems, Inc.
a
618,653
28,462 CBIZ, Inc.
a
688,211
14,008 Chart Industries, Inc.
a
959,968
24,759 CIA De Distribucion Integral 462,278
8,669 Copart, Inc.
a
808,384
3,572 Cornerstone Building Brands, Inc.
a
20,253
2,815 CRA International, Inc. 117,583
19,031 Crane Company 1,076,584
10,040 CSW Industrials, Inc. 670,572
26,705 CSX Corporation 1,905,135
11,330 Curtiss-Wright Corporation 1,009,730
2,900 Daikin Industries, Ltd. 510,245
6,534 Dart Group plc 55,062
75,686 Delta Air Lines, Inc. 1,889,879
2,556 Douglas Dynamics, Inc. 90,355
19,479 EMCOR Group, Inc. 1,334,311
6,827 Expeditors International of
Washington, Inc. 576,950
17,078 Fluor Corporation 174,025
15,181 Forrester Research, Inc.
a
533,005
8,463 FuelCell Energy, Inc.
a
18,872
6,175 Geberit AG 3,408,086
4,502 Generac Holdings, Inc.
a
709,425
22,660 General Dynamics Corporation 3,325,128
6,097 Gorman-Rupp Company 184,495

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.2%) Value
Industrials (10.1%) - continued
18,000 GS Yuasa Corporation $ 279,898
310,057 GWA Group, Ltd. 630,290
24,200 Hanwa Company, Ltd. 430,024
6,500 Hino Motors, Ltd. 37,481
35,229 Honeywell International, Inc. 5,262,156
7,905 Hubbell, Inc. 1,066,938
2,017 ICF International, Inc. 136,369
13,795 IDEX Corporation 2,273,692
75,000 Inaba Denki Sangyo Company,
Ltd. 1,715,995
20,830 Ingersoll - Rand, Inc.
a
658,020
6,010 John Bean Technologies
Corporation 563,498
110,243 Johnson Controls International plc 4,242,151
10,600 Kamigumi Company, Ltd. 193,458
15,598 Kansas City Southern 2,680,516
95,900 Kinden Corporation 1,486,557
74,996 Koninklijke Philips NV
a
3,875,120
147 Landstar System, Inc. 17,902
103,198 Legrand SA 7,959,908
1,541 Lennox International, Inc. 413,204
22,482 Lincoln Electric Holdings, Inc. 2,032,148
10,747 Lockheed Martin Corporation 4,072,791
5,307 Manpower, Inc. 365,069
292,200 Marubeni Corporation 1,345,265
2,436 Masonite International
Corporation
a
205,477
5,071 Mercury Systems, Inc.
a
392,648
51,584 Meritor, Inc.
a
1,173,536
9,621 Middleby Corporation
a
799,120
188,200 Mitsubishi Corporation 3,792,191
29,100 Mitsuboshi Belting, Ltd. 481,640
307,300 Mitsui & Company, Ltd. 4,594,166
4,217 MSC Industrial Direct Company,
Inc. 278,364
98,325 National Express Group plc 195,640
2,200 Nidec Corporation 174,761
1,100 Nikkon Holdings Company, Ltd. 20,046
107,600 Nitto Kogyo Corporation 1,750,440
51,442 Nobina AB
a,b
324,016
2,753 Nordson Corporation 533,063
19,215 Norfolk Southern Corporation 3,693,315
8,143 Old Dominion Freight Line, Inc. 1,488,703
25,922 Otis Worldwide Corporation 1,626,346
160,546 PageGroup plc 735,071
19,192 Parker-Hannifin Corporation 3,433,833
4,634 Quad/Graphics, Inc. 14,412
51,846 Raytheon Technologies
Corporation 2,938,631
38,500 Recruit Holdings Company, Ltd. 1,201,040
38,823 Redde Northgate plc 83,497
8,405 Regal-Beloit Corporation 773,008
324,288 RELX plc 6,826,986
1,103 Republic Services, Inc. 96,237
29,834 Ritchie Brothers Auctioneers, Inc. 1,380,718
1,947 Rockwell Automation, Inc. 424,719
4,184 Roper Industries, Inc. 1,809,371
5,390 Ryder System, Inc. 197,436
7,780 Saia, Inc.
a
929,321
75,033 Sandvik AB
a
1,402,257
2,500 Sanwa Holdings Corporation 21,425
72,472 Schneider Electric SE 8,309,919
31,045 SEEK, Ltd. 477,489
104,119 Signify NV
a,b
3,123,918
6,112 Simpson Manufacturing Company,
Inc. 590,175
Shares Common Stock (83.2%) Value
Industrials (10.1%) - continued
4,802 SiteOne Landscape Supply, Inc.
a
$ 614,800
124,512 SKF AB 2,305,070
1,186,000 Sojitz Corporation 2,487,838
28,912 Southwest Airlines Company 893,092
1,288 SP Plus Corporation
a
20,466
17,080 Spirax-Sarco Engineering plc 2,282,492
1,205 Spirit Aerosystems Holdings, Inc. 23,582
2,948 Spirit Airlines, Inc.
a
46,608
1,253 SPX FLOW, Inc.
a
50,220
17,462 Standex International Corporation 935,090
719 Stantec, Inc. 23,141
211,700 Sumitomo Corporation 2,351,928
33,470 Summit Materials, Inc.
a
492,678
8,600 Taikisha, Ltd. 241,717
1,722 Teledyne Technologies, Inc.
a
528,137
2,320 Thermon Group Holdings, Inc.
a
31,436
28,600 Toppan Forms Company, Ltd. 270,115
6,998 Toro Company 499,307
28,314 Transcontinental, Inc.
c
326,379
11,488 Trex Company, Inc.
a
1,600,623
22,789 TriMas Corporation
a
533,263
27,000 Tsubakimoto Chain Company 633,721
2,342 UniFirst Corporation 436,736
4,617 United Airlines Holdings, Inc.
a
144,881
23,742 United Rentals, Inc.
a
3,688,795
8,600 Valmont Industries, Inc. 1,042,320
4,380 Verisk Analytics, Inc. 826,550
23,182 Vinci SA 1,995,166
5,848 Waste Connections, Inc. 598,660
2,759 Watsco, Inc. 651,317
30,239 Willdan Group, Inc.
a
745,694
6,132 XPO Logistics, Inc.
a
460,023
17,000 Yuasa Trading Company, Ltd. 454,555
Total 173,730,777
Information Technology (18.1%)
18,195 Adobe, Inc.
a
8,084,402
3,087 ADTRAN, Inc. 38,341
8,600 Advantest Corporation 469,552
2,815 Akamai Technologies, Inc.
a
316,519
2,875 Alliance Data Systems Corporation 127,535
5,672 Alteryx, Inc.
a
995,379
30,494 Amadeus IT Holding SA 1,522,730
3,635 American Software, Inc. 59,868
18,931 Amphenol Corporation 2,002,143
27,903 Anaplan, Inc.
a
1,267,075
908 ANSYS, Inc.
a
282,025
88,331 Apple, Inc. 37,544,208
2,359 ASM International NV 360,853
21,244 ASML Holding NV 7,553,064
1,808 Aspen Technology, Inc.
a
175,846
5,821 Atlassian Corporation plc
a
1,028,280
9,937 Avalara, Inc.
a
1,336,030
3,560 Avnet, Inc. 95,123
900 Azbil Corporation 30,002
10,937 Bandwidth, Inc.
a
1,583,459
45,733 BE Semiconductor Industries NV 2,044,807
15,119 Benchmark Electronics, Inc. 307,823
11,465 Blackline, Inc.
a
1,019,353
2,559 Broadridge Financial Solutions,
Inc. 343,776
881 CACI International, Inc.
a
183,089
200 Canon Electronics, Inc. 2,773
41,000 Canon, Inc. 659,794
3,736 Capgemini SA 484,539

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.2%) Value
Information Technology (18.1%) - continued
23,109 CDK Global, Inc. $ 1,050,535
32,121 CDW Corporation 3,734,066
396 CEVA, Inc.
a
15,919
122,191 CGI, Inc.
a
8,727,472
212,757 Cisco Systems, Inc. 10,020,855
8,899 Cognex Corporation 595,076
5,984 CommScope Holding Company,
Inc.
a
55,532
3,800 Computer Engineering &
Consulting, Ltd. 54,588
157,689 Computershare, Ltd. 1,509,216
10,031 Coupa Software, Inc.
a
3,074,000
7,268 Cree, Inc.
a
500,911
10,476 CTS Corporation 208,053
1,300 Cybozu, Inc. 38,526
14,235 Descartes Systems Group, Inc.
a
801,858
11,371 Dialog Semiconductor plc
a
533,017
11,258 DocuSign, Inc.
a
2,441,072
28,016 Dolby Laboratories, Inc. 1,949,914
1,231 Domo, Inc.
a
39,614
2,349 DSP Group, Inc.
a
34,883
2,500 DTS Corporation 47,839
23,277 Elastic NV
a
2,239,015
9,237 Endava plc ADR
a
477,091
1,945 EPAM Systems, Inc.
a
564,206
4,982 ePlus, Inc.
a
371,358
18,098 Euronet Worldwide, Inc.
a
1,739,942
31,781 Eventbrite, Inc.
a
270,774
6,689 ExlService Holdings, Inc.
a
428,497
1,356 eXp World Holdings, Inc.
a
26,944
3,198 F5 Networks, Inc.
a
434,608
631 Fair Isaac Corporation
a
277,129
12,299 Five9, Inc.
a
1,485,965
733 FLIR Systems, Inc. 30,537
36,700 Fuji Soft, Inc. 1,655,743
1,800 Fujitsu, Ltd. 241,011
11,649 Global Payments, Inc. 2,073,755
1,100 GMO Payment Gateway, Inc. 115,319
13,594 Guidewire Software, Inc.
a
1,599,470
276,779 Halma plc 7,861,603
14,832 Health Catalyst, Inc.
a
517,637
19,200 Hitachi, Ltd. 575,118
15,900 Hoya Corporation 1,568,050
6,398 II-VI, Inc.
a
324,507
5,655 Inphi Corporation
a
738,882
3,236 InterDigital, Inc. 194,225
22,068 Intuit, Inc. 6,760,973
6,700 ITOCHU Techno-Solutions
Corporation 272,120
1,698 Jack Henry & Associates, Inc. 302,753
3,400 Japan Material Company, Ltd. 51,763
7,862 Juniper Networks, Inc. 199,538
300 Kanematsu Electronics, Ltd. 11,515
7,300 Keyence Corporation 3,078,316
3,990 Lam Research Corporation 1,504,868
6,200 Lasertec Corporation 547,426
25,123 Lattice Semiconductor
Corporation
a
781,074
749 Littelfuse, Inc. 133,060
20,871 Lumentum Holdings, Inc.
a
1,937,455
2,911 ManTech International Corporation 202,547
47,947 MasterCard, Inc. 14,793,088
28,672 Medallia, Inc.
a
881,091
6,796 Methode Electronics, Inc. 191,647
204,584 Microsoft Corporation 41,941,766
5,225 MicroStrategy, Inc.
a
647,482
Shares Common Stock (83.2%) Value
Information Technology (18.1%) - continued
17,760 MKS Instruments, Inc. $ 2,263,334
4,271 MoneyGram International, Inc.
a
14,863
19,038 Monolithic Power Systems, Inc. 5,045,260
1,147 Motorola Solutions, Inc. 160,351
9,258 MTS Systems Corporation 171,736
5,600 Murata Manufacturing Company,
Ltd. 359,692
3,673 National Instruments Corporation 130,392
121,900 NEC Networks & System
Integration Corporation 2,589,635
338 NetApp, Inc. 14,973
5,032 Nice, Ltd. ADR
a
1,032,768
9,172 Nova Measuring Instruments, Ltd.
a
471,441
4,844 Novanta, Inc.
a
502,226
5,400 NS Solutions Corporation 142,204
5,000 NSD Company, Ltd. 90,924
2,900 NTT Data Corporation 32,971
26,751 NVIDIA Corporation 11,358,207
1,500 OBIC Company, Ltd. 268,994
34,970 Oracle Corporation 1,939,087
6,400 Oracle Corporation Japan 770,959
5,500 Otsuka Corporation 286,766
6,025 Palo Alto Networks, Inc.
a
1,541,918
40,621 PayPal Holdings, Inc.
a
7,964,559
2,455 Progress Software Corporation 85,581
4,950 Proofpoint, Inc.
a
572,567
9,424 Q2 Holdings, Inc.
a
886,327
5,357 QAD, Inc. 211,655
28,281 QUALCOMM, Inc. 2,986,756
644 Qualys, Inc.
a
79,521
6,115 Rogers Corporation
a
728,847
17,700 Ryoyo Electro Corporation
c
492,897
16,638 Sage Group plc 157,893
34,814 SailPoint Technologies Holdings,
Inc.
a
1,096,641
14,171 Salesforce.com, Inc.
a
2,761,219
3,106 Samsung Electronics Company,
Ltd. GDR 3,766,627
3,742 SAP SE 590,689
5,065 ScanSource, Inc.
a
116,242
2,254 Semtech Corporation
a
125,615
28,634 ServiceNow, Inc.
a
12,576,053
2,238 Silicon Laboratories, Inc.
a
224,941
51,705 Square, Inc.
a
6,713,894
44,489 STMicroelectronics NV ADR 1,243,023
6,969 Synopsys, Inc.
a
1,388,364
5,435 TE Connectivity, Ltd. 484,095
3,813 Technology One, Ltd. 22,882
59,060 Texas Instruments, Inc. 7,533,103
10,500 TIS, Inc. 224,864
8,200 Tokyo Electron, Ltd. 2,269,082
229 Tyler Technologies, Inc.
a
81,810
3,573 VeriSign, Inc.
a
756,333
92,495 Visa, Inc. 17,611,048
11,161 VMware, Inc.
a
1,564,884
5,011 WEX, Inc.
a
793,592
9,397 Zscaler, Inc.
a
1,220,200
Total 311,921,707
Materials (4.0%)
6,193 AdvanSix, Inc.
a
77,103
5,507 Air Liquide SA 905,795
88,200 Air Water, Inc. 1,143,567
38,958 Anglo American plc 943,101
5,318 AptarGroup, Inc. 612,634
2,308 Avery Dennison Corporation 261,589

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.2%) Value
Materials (4.0%) - continued
80,501 Axalta Coating Systems, Ltd.
a
$ 1,787,122
266 Balchem Corporation 26,669
8,161 Barrick Gold Corporation 235,852
42,462 BHP Group, Ltd. 1,117,974
4,334 Cabot Corporation 158,104
2,143 Celanese Corporation 208,300
38,540 Centamin plc 103,169
83,251 CF Industries Holdings, Inc. 2,608,254
17,420 Chemours Company 322,793
931 Christian Hansen Holding AS 106,239
31,089 Croda International plc 2,320,313
61,984 Eastman Chemical Company 4,625,866
21,193 Ecolab, Inc. 3,964,786
1,289 EMS-CHEMIE Holding AG 1,113,142
3,067 Eramet SA
a
83,525
512 Givaudan SA 2,120,562
101,151 Granges AB
a
817,031
2,119 Hecla Mining Company 11,697
153,919 Hexpol AB
a
1,024,114
102,369 Hochschild Mining plc 362,751
11,175 Holmen AB 385,138
182,525 IAMGOLD Corporation
a,c
908,975
4,355 IMCD NV 450,341
3,069 Ingevity Corporation
a
179,475
10,010 Innospec, Inc. 752,452
11,937 Kaiser Aluminum Corporation 739,497
55,618 Koninklijke DSM NV 8,513,241
4,392 Kraton Performance Polymers,
Inc.
a
57,755
79,400 Kyoei Steel, Ltd. 944,061
10,400 Lintec Corporation 242,652
39,790 Louisiana-Pacific Corporation 1,260,149
6,052 MAG Silver Corporation
a
102,249
7,735 Martin Marietta Materials, Inc. 1,602,537
6,630 Materion Corporation 380,695
5,700 Minerals Technologies, Inc. 267,216
13,630 Myers Industries, Inc. 205,268
9,871 Neenah, Inc. 440,345
159,100 Nippon Steel Corporation 1,304,520
1,200 Nippon Steel Trading Corporation 35,779
29,031 Northern Star Resources, Ltd. 329,494
6,545 Novozymes AS 391,517
48,781 Nucor Corporation 2,046,363
6,579 Olin Corporation 73,948
1,818 Olympic Steel, Inc. 19,234
6,975 Osisko Gold Royalties, Ltd. 81,756
5,319 PPG Industries, Inc. 572,590
5,315 Quaker Chemical Corporation 1,031,110
54,325 Ramelius Resources, Ltd. 85,877
2,608 Reliance Steel & Aluminum
Company 256,262
23,771 Rio Tinto plc 1,446,998
25,816 Rio Tinto, Ltd. 1,889,436
1,658 RPM International, Inc. 135,276
7,354 Ryerson Holding Corporation
a
41,403
223,228 Sandfire Resources, Ltd. 758,673
4,466 Sensient Technologies Corporation 233,170
3,900 Shin-Etsu Chemical Company, Ltd. 456,451
16,366 Sika AG 3,596,136
96,099 Silver Lake Resources, Ltd.
a
172,006
18,388 Steel Dynamics, Inc. 504,015
222,400 Sumitomo Chemical Company,
Ltd. 641,761
20,344 Symrise AG 2,543,226
13,500 Taiyo Holdings Company, Ltd. 637,775
58,600 Toagosei Company, Ltd. 558,695
Shares Common Stock (83.2%) Value
Materials (4.0%) - continued
405,500 Toray Industries, Inc. $ 1,755,232
39,700 Ube Industries, Ltd. 648,386
7,765 United States Steel Corporation 51,715
101,786 UPM-Kymmene Oyj 2,717,049
1,257 W. R. Grace & Company 57,985
1,854 Worthington Industries, Inc. 69,377
Total 69,637,313
Real Estate (3.8%)
28,770 Agree Realty Corporation 1,926,727
51,564 Allied Properties REIT 1,544,091
53,163 Alstria Office REIT AG
a
794,693
46,916 American Campus Communities,
Inc. 1,672,086
20,680 American Tower Corporation 5,405,545
12,733 Apartment Investment &
Management Company 494,295
8,218 Armada Hoffler Properties, Inc. 79,222
993,488 Ascendas REIT 2,571,609
131,500 Ascott Trust 86,319
2,719 Ashford Hospitality Trust, Inc. 10,658
11,440 AvalonBay Communities, Inc. 1,751,693
466 BBX Capital Corporation 6,487
138 Bluerock Residential Growth REIT,
Inc. 999
12,638 Camden Property Trust 1,147,657
8,758 CareTrust REIT, Inc. 157,819
71,145 Castellum AB 1,530,082
25,013 CBL & Associates Properties, Inc.
a
4,572
57,432 CBRE Group, Inc.
a
2,516,096
29,663 Cedar Realty Trust, Inc. 24,131
48,891 Choice Properties REIT 462,830
4,223 City Office REIT, Inc. 36,529
1,898 Cofinimmo SA 270,910
4,200 Colony Credit Real Estate, Inc. 26,460
4,750 Columbia Property Trust, Inc. 56,810
270 Community Healthcare Trust, Inc. 12,347
3,538 Corepoint Lodging, Inc. 19,777
3,402 CoreSite Realty Corporation 439,028
2,692 CoStar Group, Inc.
a
2,287,554
1,551 CyrusOne, Inc. 129,384
25,300 Daito Trust Construction Company,
Ltd. 1,984,083
11,964 Diversified Healthcare Trust 46,600
972 Easterly Government Properties,
Inc. 23,765
956 EastGroup Properties, Inc. 126,823
20,053 Entra ASA
b
283,086
5,850 EPR Properties 167,486
5,188 Equity Lifestyle Properties, Inc. 354,444
30,092 Essential Properties Realty Trust,
Inc. 484,481
1,324 Essex Property Trust, Inc. 292,260
4,680 Farmland Partners, Inc. 32,339
26,610 First Industrial Realty Trust, Inc. 1,168,711
6,920 FirstService Corporation 827,286
10,348 Four Corners Property Trust, Inc. 260,770
2,494 Franklin Street Properties
Corporation 13,094
33 Fukuoka REIT Corporation 38,301
6,946 Gaming and Leisure Properties,
Inc. 251,515
6,238 Getty Realty Corporation 184,832
4,324 Gladstone Commercial
Corporation 78,697
75,480 Granite REIT 4,389,781

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.2%) Value
Real Estate (3.8%) - continued
23 Hankyu REIT, Inc. $ 24,765
10,399 Healthcare Realty Trust, Inc. 304,691
8,276 Healthcare Trust of America, Inc. 228,500
84,812 Host Hotels & Resorts, Inc. 914,273
2,397 Hudson Pacific Properties, Inc. 56,497
112,000 Hysan Development Company,
Ltd. 309,419
7,411 Industrial Logistics Properties Trust 156,446
2,833 Innovative Industrial Properties,
Inc. 295,284
2,186 Investors Real Estate Trust 158,048
1,650 Japan Hotel REIT Investment
Corporation 598,519
3,940 Jones Lang LaSalle, Inc. 389,705
25,824 Kilroy Realty Corporation 1,504,764
13,835 Kungsleden AB 111,901
2,293 Lamar Advertising Company 150,719
167 LEG Immobilien AG 23,286
6,094 Lexington Realty Trust 70,690
259,200 Mapletree Commercial Trust 349,018
44,140 Medical Properties Trust, Inc. 888,538
1,212 MGM Growth Properties LLC 33,136
74 Mori Trust Sogo REIT, Inc. 86,375
949 National Health Investors, Inc. 58,838
14,979 National Retail Properties, Inc. 531,006
42,182 National Storage Affiliates Trust 1,300,049
22,247 New Residential Investment
Corporation 176,419
6,560 New Senior Investment Group, Inc. 22,304
10,130 NexPoint Residential Trust, Inc. 387,270
139 Nomura Real Estate Master Fund,
Inc. 172,383
7,870 Omega Healthcare Investors, Inc. 254,831
3,785 One Liberty Properties, Inc. 64,231
3,810 Physicians Realty Trust 68,732
2,882 PotlatchDeltic Corporation 123,378
7,813 Preferred Apartment Communities,
Inc. 56,488
1,383 PS Business Parks, Inc. 190,785
48,873 PSP Swiss Property AG 5,429,249
3,070 QTS Realty Trust, Inc. 220,887
108,173 Quebecor, Inc. 2,468,003
15,864 Retail Properties of America, Inc. 100,895
13,977 Rexford Industrial Realty, Inc. 655,941
28,728 RioCan REIT 320,856
605 RMR Group, Inc. 17,400
181,000 Road King Infrastructure, Ltd. 243,482
27,031 Sabra Health Care REIT, Inc. 398,437
3,715 SBA Communications Corporation 1,157,371
45,525 Service Properties Trust 305,018
5,982 Spirit Realty Capital, Inc. 206,140
7,189 STAG Industrial, Inc. 234,361
9,838 Store Capital Corporation 233,062
17,771 Swiss Prime Site AG 1,621,844
166,478 TAG Immobilien AG 4,377,446
7,671 UDR, Inc. 277,690
3,819 UMH Properties, Inc. 46,974
6,502 Unibail-Rodamco-Westfield 341,061
163 United Urban Investment
Corporation 158,513
21,547 Uniti Group, Inc. 213,315
160 Universal Health Realty Income
Trust 11,133
33,034 Waypoint REIT, Ltd. 59,495
421,100 Wing Tai Holdings, Ltd. 524,509
Shares Common Stock (83.2%) Value
Real Estate (3.8%) - continued
2,788 WP Carey, Inc. $ 198,980
Total 66,358,114
Utilities (1.0%)
38,459 AGL Energy, Ltd. 455,564
1,906 ALLETE, Inc. 113,026
4,575 Artesian Resources Corporation 160,491
2,537 Black Hills Corporation 146,791
1,080 Chesapeake Utilities Corporation 91,249
4,063 Consolidated Water Company,
Ltd. 49,853
2,274 DTE Energy Company 262,943
35,040 Duke Energy Corporation 2,969,290
106,563 Enagas SA 2,688,521
27,475 Enel SPA 251,686
17,780 Entergy Corporation 1,869,211
1,719 Essential Utilities, Inc. 77,957
43,318 Exelon Corporation 1,672,508
45,033 FirstEnergy Corporation 1,305,957
4,291 Hawaiian Electric Industries, Inc. 155,592
2,911 IDACORP, Inc. 271,451
4,159 MDU Resources Group, Inc. 87,256
655 Middlesex Water Company 41,959
1,746 National Fuel Gas Company 70,835
7,322 New Jersey Resources
Corporation 227,421
4,627 NextEra Energy, Inc. 1,298,799
27,624 Northland Power, Inc. 756,878
990 Northwest Natural Holding
Company 52,955
7,125 OGE Energy Corporation 234,412
2,982 Otter Tail Corporation 114,061
7,220 PNM Resources, Inc. 304,901
1,331 South Jersey Industries, Inc. 31,052
3,361 Southwest Gas Holdings, Inc. 234,060
2,399 Spire, Inc. 147,922
10,223 UGI Corporation 340,835
1,791 Unitil Corporation 77,282
Total 16,562,718
Total Common Stock
(cost $1,177,942,716) 1,436,409,231
Shares
Registered Investment
Companies ( 4.2% ) Value
Unaffiliated  (2.5%)
628,028 iShares Russell Mid Cap ETF 35,653,150
20,705 SPDR S&P 500 ETF Trust 6,760,597
10,514 SPDR S&P Regional Banking ETF 395,116
4,440 Utilities Select Sector SPDR Fund 270,085
Total 43,078,948
Affiliated  (1.7%)
2,926,363 Thrivent Core Emerging Markets
Equity Fund
a
29,585,527
Total 29,585,527
Total Registered Investment
Companies (cost $70,195,426) 72,664,475

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
2,664,731 Thrivent Cash Management Trust $ 2,664,731
Total Collateral Held for
Securities Loaned
(cost $2,664,731) 2,664,731
Shares or
Principal
Amount Short-Term Investments ( 12.6% ) Value
Federal Home Loan Bank Discount
Notes
7,900,000 0.177%, 8/4/2020
d,e
7,899,985
300,000 0.114%, 8/7/2020
d,e
299,998
2,600,000 0.125%, 8/11/2020
d,e
2,599,959
300,000 0.125%, 8/12/2020
d,e
299,995
1,800,000 0.120%, 8/14/2020
d,e
1,799,961
1,300,000 0.143%, 8/19/2020
d,e
1,299,960
7,200,000 0.105%, 8/25/2020
d,e
7,199,692
200,000 0.145%, 8/26/2020
d,e
199,991
900,000 0.120%, 9/1/2020
d,e
899,935
2,500,000 0.153%, 9/2/2020
d,e
2,499,812
200,000 0.140%, 9/10/2020
d,e
199,981
400,000 0.080%, 9/14/2020
d,e
399,958
7,900,000 0.112%, 9/15/2020
d,e
7,899,151
8,600,000 0.090%, 9/16/2020
d,e
8,599,054
4,300,000 0.090%, 9/17/2020
d,e
4,299,516
400,000 0.090%, 9/22/2020
d,e
399,950
4,700,000 0.090%, 9/23/2020
d,e
4,699,401
500,000 0.088%, 9/25/2020
d,e
499,934
7,700,000 0.090%, 11/6/2020
d,e
7,698,171
Thrivent Core Short-Term Reserve
Fund
15,743,218 0.500% 157,589,612
Total Short-Term Investments
(cost $217,088,349) 217,284,016
Total Investments (cost
$1,467,891,222) 100.1% $1,729,022,453
Other Assets and Liabilities, Net
(0.1%) (2,405,696)
Total Net Assets 100.0% $1,726,616,757
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $17,847,470 or 1.0% of
total net assets.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
July 31, 2020:
Securities Lending Transactions
Common Stock $ 2,517,728
Total lending $2,517,728
Gross amount payable upon return of
collateral for securities loaned $2,664,731
Net amounts due to counterparty
$147,003
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 105,161,826 79,312,573 25,849,253 –
Consumer Discretionary 176,291,886 136,765,066 39,526,820 –
Consumer Staples 50,755,801 20,051,279 30,704,522 –
Energy 40,458,552 22,194,547 18,264,005 –
Financials 199,473,030 104,932,689 94,540,341 –
Health Care 226,057,507 149,592,418 76,465,089 –
Industrials 173,730,777 91,381,570 82,349,207 –
Information Technology 311,921,707 259,837,872 52,083,835 –
Materials 69,637,313 26,551,729 43,085,584 –
Real Estate 66,358,114 35,182,205 31,175,909 –
Utilities 16,562,718 12,410,069 4,152,649 –
Registered Investment Companies
Unaffiliated 43,078,948 43,078,948 – –
Short-Term Investments 59,694,404 – 59,694,404 –
Subtotal Investments in Securities $1,539,182,583 $981,290,965 $557,891,618 $–
Other Investments  * Total
Affiliated Short-Term Investments 157,589,612
Affiliated Registered Investment Companies 29,585,527
Collateral Held for Securities Loaned 2,664,731
Subtotal Other Investments $189,839,870
Total Investments at Value $1,729,022,453
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 20,721,819 20,721,819 – –
Total Asset Derivatives $20,721,819 $20,721,819 $– $–
Liability Derivatives
Futures Contracts 7,084,683 7,084,683 – –
Total Liability Derivatives $7,084,683 $7,084,683 $– $–

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of July 31, 2020. Investments and/or cash totaling $59,494,425 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 6 September 2020 $ 435,021 $ 8,319
CME E-mini S&P 500 Index 738 September 2020 112,637,034 7,786,116
CME E-mini S&P Mid-Cap 400 Index 2 September 2020 352,966 19,134
CME Euro Foreign Exchange Currency 762 September 2020 109,205,520 3,184,718
Eurex Euro STOXX 50 Index 2,889 September 2020 109,698,342 (1,887,898)
ICE US mini MSCI Emerging Markets Index 1,937 September 2020 93,838,172 9,723,532
Total Futures Long Contracts $ 426,167,055 $ 18,833,921
CME E-mini Russell 2000 Index (778) September 2020 ( $ 53,157,034) ( $ 4,329,386)
CME E-mini S&P 500 Index (179) September 2020 (28,668,169) (540,156)
ICE mini MSCI EAFE Index (484) September 2020 (43,561,877) (327,243)
Total Futures Short Contracts ( $ 125,387,080) ($5,196,785)
Total Futures Contracts $ 300,779,975 $13,637,136
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $— $28,000 $– $29,586 2,926 1.7%
Total Affiliated Registered Investment
Companies — 29,586 1.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% 232,344 443,796 518,688 157,590 15,743 9.1
Total Affiliated Short-Term Investments 232,344 157,590 9.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,240 94,521 94,096 2,665 2,665 0.1
Total Collateral Held for Securities Loaned 2,240 2,665 0.1
Total Value $234,584 $189,841
*   Non-income producing security.

Global Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Ch ange in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $– $1,586 – $–
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% (57) 195 1 1,987
Total Income/Non Income Cash from Affiliated
Investments $1,987
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 57
Total Affiliated Income from Securities Loaned, Net $57
Total Value $(57) $1,781 $1
*   Non-income producing security.

Government Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.7% ) Value
Asset-Backed Securities (2.5%)
Arkansas Student Loan Authority
$ 506,279
1.260%,  (LIBOR 3M +
0.900%), 11/25/2043
a
$ 500,284
Goodgreen
429,412
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
457,017
Navient Student Loan Trust
431,155
0.772%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
428,243
154,194
0.922%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
154,078
Northstar Education Finance, Inc.
160,857
0.872%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
155,999
SLM Student Loan Trust
164,818
0.572%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
155,736
Total 1,851,357
Collateralized Mortgage Obligations (9.4%)
Federal Home Loan Mortgage
Corporation - REMIC
500,000
3.000%,  10/15/2034, Ser.
4369, Class GV 521,960
178,847
2.000%,  1/15/2041, Ser.
4074, Class JA 183,368
562,390
1.750%,  6/15/2042, Ser.
4097, Class QN 573,842
337,587
1.750%,  12/15/2042, Ser.
4141, Class KM 343,793
324,691
3.000%,  5/15/2045, Ser.
4631, Class PA 347,093
336,662
3.000%,  3/15/2047, Ser.
4734, Class JA 358,744
445,196
2.000%,  9/25/2049, Ser.
4906, Class KE 456,609
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
265,440
3.000%,  7/25/2046, Ser.
2016-SC01, Class 1A
c
271,864
Federal National Mortgage
Association - REMIC
263,548
2.000%,  11/25/2032, Ser.
2012-123, Class BA 275,144
557,052
3.000%,  11/25/2037, Ser.
2013-88, Class EA 563,865
519,624
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 541,471
371,681
3.250%,  6/25/2043, Ser.
2013-60, Class PT 400,796
419,960
3.000%,  3/25/2046, Ser.
2016-66, Class PA 440,429
212,894
3.000%,  6/25/2046, Ser.
2017-58, Class P 228,371
216,045
3.500%,  12/25/2047, Ser.
2018-41, Class PB 226,672
Seasoned Credit Risk Transfer
Trust
615,392
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
660,723
Principal
Amount Long-Term Fixed Income (97.7%) Value
Collateralized Mortgage Obligations (9.4%) -
continued
$ 572,600
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
$ 612,289
Total 7,007,033
Commercial Mortgage-Backed Securities (3.7%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certficates
500,000
1.238%,  1/25/2035, Ser.
K-1516, Class A1
c
504,558
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
378,816
3.000%,  3/15/2045, Ser.
4741, Class GA 392,672
Federal National Mortgage
Association
500,000 3.830%,  10/1/2028 576,249
Federal National Mortgage
Association - ACES
253,857
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
a
256,735
401,523
3.346%,  3/25/2024, Ser.
2014-M4, Class A2
a
434,806
160,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
a
177,924
FRESB Multifamily Mortgage Pass-
Through Trust
395,721
2.950%,  8/25/2027, Ser.
2017-SB40, Class A10F
a,c
418,777
Total 2,761,721
Energy (0.3%)
Petroleos Mexicanos
250,000 2.378%,  4/15/2025 259,528
Total 259,528
Financials (3.5%)
HSBC Bank Canada
250,000 0.950%,  5/14/2023
b
252,666
Korea Development Bank
500,000
1.074%,  (LIBOR 3M +
0.705%), 2/27/2022
a
501,697
Nationwide Building Society
250,000 1.700%,  2/13/2023
b
257,782
Private Export Funding
Corporation
1,000,000 2.050%,  11/15/2022 1,037,872
Santander UK plc
300,000 1.625%,  2/12/2023
b
307,395
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
b
265,178
Total 2,622,590
Foreign Government (3.5%)
Development Bank of Japan, Inc.
250,000 2.125%,  9/1/2022
b
258,143
Export Development Canada
500,000 2.500%,  1/24/2023 527,524
Jordan Government International
Bond
500,000 2.503%,  10/30/2020 502,702

Government Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Foreign Government (3.5%) - continued
Province of British Columbia
Canada
$ 450,000 1.750%,  9/27/2024 $ 474,588
Province of Ontario Canada
250,000 3.400%,  10/17/2023 273,612
Province of Quebec Canada
500,000 2.750%,  4/12/2027 562,123
Total 2,598,692
Mortgage-Backed Securities (27.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
955,107 3.000%,  2/1/2050 1,018,507
681,448 3.000%,  3/25/2050 721,614
418,912 3.000%,  4/1/2050 443,603
400,785 3.500%,  7/1/2047 424,009
Federal National Mortgage
Association
369,620 3.500%,  10/1/2048 390,313
417,455 3.500%,  8/1/2049 441,849
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,500,000 2.000%,  8/1/2035
d
2,600,391
1,300,000 2.500%,  8/1/2035
d
1,364,391
875,000 2.000%,  9/1/2035
d
908,906
500,000 1.500%,  10/15/2035
d
510,957
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
750,000 2.000%,  8/1/2050
d
777,012
7,625,000 2.500%,  8/1/2050
d,e
8,010,122
1,700,000 2.000%,  9/1/2050
d,e
1,757,973
375,000 3.000%,  9/1/2043
d
395,846
457,877 4.000%,  7/1/2048 486,080
Seasoned Credit Risk Transfer
Trust
494,911
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
512,511
Total 20,764,084
U.S. Government & Agencies (46.9%)
Federal Farm Credit Bank
500,000 2.210%,  8/1/2024 537,945
Federal Home Loan Bank
500,000 3.250%,  11/16/2028 599,943
Federal Home Loan Mortgage
Corporation - REMIC
406,404
3.500%,  8/15/2047, Ser.
4860, Class CA 427,039
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 592,175
U.S. Treasury Bonds
325,000 2.250%,  11/15/2027 368,012
115,000 5.500%,  8/15/2028 161,045
4,785,000 2.625%,  2/15/2029 5,644,431
3,420,000 1.500%,  2/15/2030 3,732,342
500,000 4.750%,  2/15/2037 812,441
120,000 1.125%,  5/15/2040 123,164
625,000 3.000%,  5/15/2042 863,110
2,205,000 2.500%,  5/15/2046 2,856,595
2,015,000 2.875%,  5/15/2049 2,848,628
U.S. Treasury Bonds, TIPS
519,720 0.500%,  1/15/2028 582,250
Principal
Amount Long-Term Fixed Income (97.7%) Value
U.S. Government & Agencies (46.9%) -
continued
$ 361,131 0.875%,  2/15/2047 $ 493,757
U.S. Treasury Notes
900,000 1.125%,  2/28/2022 914,063
875,000 1.375%,  2/15/2023 902,754
675,000 2.500%,  1/31/2024 730,160
3,500,000 2.125%,  11/30/2024 3,791,074
3,150,000 2.875%,  7/31/2025 3,563,930
1,125,000 2.625%,  1/31/2026 1,269,316
250,000 1.750%,  12/31/2026 272,158
2,000,000 0.500%,  4/30/2027 2,016,250
U.S. Treasury Notes, TIPS
799,464 0.125%,  10/15/2024 848,325
Total 34,950,907
Total Long-Term Fixed Income
(cost $67,929,842) 72,815,912
Shares or
Principal
Amount Short-Term Investments ( 22.8% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.090%, 9/15/2020
f,g
199,979
Thrivent Core Short-Term Reserve
Fund
1,675,235 0.500% 16,769,096
Total Short-Term Investments
(cost $16,950,612) 16,969,075
Total Investments (cost
$84,880,454) 120.5% $89,784,987
Other Assets and Liabilities, Net
(20.5%) (15,290,829)
Total Net Assets 100.0% $74,494,158
a Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $2,536,501 or 3.4% of
total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e All or a portion of the security was earmarked to cover
written options.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Government Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ACES - Alternative Credit Enhancement Securities
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 1,851,357 – 1,851,357 –
Collateralized Mortgage Obligations 7,007,033 – 7,007,033 –
Commercial Mortgage-Backed Securities 2,761,721 – 2,761,721 –
Energy 259,528 – 259,528 –
Financials 2,622,590 – 2,622,590 –
Foreign Government 2,598,692 – 2,598,692 –
Mortgage-Backed Securities 20,764,084 – 20,764,084 –
U.S. Government & Agencies 34,950,907 – 34,950,907 –
Short-Term Investments 199,979 – 199,979 –
Subtotal Investments in Securities $73,015,891 $– $73,015,891 $–
Other Investments  * Total
Affiliated Short-Term Investments 16,769,096
Subtotal Other Investments $16,769,096
Total Investments at Value $89,784,987
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 146,263 146,263 – –
Total Asset Derivatives $146,263 $146,263 $– $–
Liability Derivatives
Futures Contracts 138,296 138,296 – –
Call Options Written 12,912 – – 12,912
Total Liability Derivatives $151,208 $138,296 $– $12,912

Government Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Government Bond Fund's futures contracts held as of July 31, 2020. Investments and/or cash totaling $199,979 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 28 September 2020 $ 6,182,617 $ 4,946
CBOT 5-Yr. U.S. Treasury Note 14 September 2020 1,752,997 12,753
CBOT U.S. Long Bond 14 September 2020 2,463,986 87,952
CME Ultra Long Term U.S. Treasury Bond 4 September 2020 870,138 40,612
Total Futures Long Contracts $ 11,269,738 $ 146,263
CBOT 10-Yr. U.S. Treasury Note (39) September 2020 ( $ 5,402,593) ( $ 60,454)
Ultra 10-Yr. U.S. Treasury Note (29) September 2020 (4,540,408) (77,842)
Total Futures Short Contracts ( $ 9,943,001) ($138,296)
Total Futures Contracts $ 1,326,737 $7,967
The following table presents Government Bond Fund's options contracts held as of July 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (2) $ 104.20 August 2020 (1,575,762) ( $ 13,125) ( $ 9,316)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1) 102.64
September
2020 (754,894) (8,127) (3,596)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($21,252) ($12,912)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Government Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $10,260 $32,848 $26,348 $16,769 1,675 22.5%
Total Affiliated Short-Term Investments 10,260 16,769 22.5
Total Value $10,260 $16,769
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $(9) $18 $0 $136
Total Income/Non Income Cash from Affiliated Investments $136
Total $(9) $18 $0

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.1% ) Value
California (6.2%)
California County Tobacco
Securitization Agency
$ 250,000 4.000%, 6/1/2049, Ser. A $ 280,860
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 250,742
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 261,567
California Pollution Control
Financing Auth. Rev. Refg .
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
a
293,810
Total 1,086,979
Colorado (7.8%)
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg . (Union Colony School)
225,000 5.000%, 4/1/2048 264,724
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 241,799
Colorado State Health Fac.
Auth. Hospital Rev. Refg .
( Commonspirit Health Obligated
Group)
350,000 4.000%, 8/1/2049, Ser. A-2 388,717
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 248,717
Denver, CO Urban Renewal Auth.
Rev. (9th and Colorado Urban
Redevelopment Area)
225,000 5.250%, 12/1/2039, Ser. A
a
229,590
Total 1,373,547
Connecticut (1.5%)
Connecticut State Health and
Educational Fac. Auth. Rev.
(McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
a
263,097
Total 263,097
Delaware (1.3%)
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 224,604
Total 224,604
Florida (4.3%)
Florida State Higher Educational
Fac. Financing Auth. Rev.
(Ringling College)
300,000 5.000%, 3/1/2049 324,240
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.000%, 10/1/2047, Ser. A 301,600
Principal
Amount Long-Term Fixed Income (98.1%) Value
Florida (4.3%) - continued
Osceola County, FL Transportation
Rev. Refg .
$ 300,000
Zero Coupon, 10/1/2043,
Ser. A-2 $ 136,080
Total 761,920
Georgia (4.5%)
DeKalb County, GA Housing Auth.
Senior Living Rev. Refg . (Baptist
Retirement Communities of
Georgia, Inc. and Clairmont
Crest, Inc.)
250,000 5.125%, 1/1/2049, Ser. A
a
193,005
Main Street Natural Gas, Inc. Rev.
250,000 5.000%, 5/15/2028, Ser. A 309,898
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 296,910
Total 799,813
Illinois (5.7%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 274,800
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 154,475
Illinois State G.O.
235,000 5.000%, 12/1/2025, Ser. B 265,122
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
69,059
Metropolitan Pier and Exposition
Auth., IL Rev. Refg . (McCormick
Place Expansion) (NATL-RE
Insured)
220,000 5.500%, 6/15/2029, Ser. A
b
250,617
Total 1,014,073
Iowa (1.8%)
Iowa Finance Auth. Rev. ( Lifespace
Communities, Inc.)
150,000 5.000%, 5/15/2032, Ser. A 159,977
150,000 5.000%, 5/15/2043, Ser. A 157,008
Total 316,985
Maryland (2.5%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 218,810
Prince George's County, MD (West
Phalia Town Center)
200,000 5.000%, 7/1/2030
a
216,388
Total 435,198
Michigan (3.7%)
Downriver Utility Wastewater Auth.
Rev. Refg . (AGM Insured)
225,000 5.000%, 4/1/2031
b
288,445

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Michigan (3.7%) - continued
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
$ 100,000 5.000%, 12/31/2033, AMT $ 115,704
Michigan Strategic Rev.
225,000 5.000%, 12/31/2043, AMT 253,184
Total 657,333
Minnesota (2.7%)
Deephaven , MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 269,865
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 212,600
Total 482,465
Missouri (3.5%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
200,000
5.000%, 3/1/2046, Ser. B,
AMT 238,012
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg . (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 142,780
Missouri Health and Educational
Fac. Auth. Rev. (Maryville
University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 235,898
Total 616,690
Nebraska (1.5%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital Obligated
Group)
225,000 5.000%, 11/15/2047 265,214
Total 265,214
Nevada (1.5%)
Carson City, NV Hospital Rev. Refg .
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 261,090
Total 261,090
New Hampshire (2.1%)
New Hampshire Health and
Education Fac. Auth. Rev.
250,000 5.000%, 8/1/2059, Ser. A 380,605
Total 380,605
New Jersey (4.2%)
New Jersey Economic
Development Auth. Rev. (White
Horse Urban Renewal, LLC)
150,000 5.000%, 1/1/2040
a
142,247
Principal
Amount Long-Term Fixed Income (98.1%) Value
New Jersey (4.2%) - continued
New Jersey Transportation Trust
Fund Auth. Rev.
$ 225,000 5.000%, 6/15/2045, Ser. AA $ 245,180
Tobacco Settlement Financing
Corporation Rev. Refg .
300,000 5.250%, 6/1/2046, Ser. A 355,251
Total 742,678
New York (4.4%)
Metropolitan Transportation Auth.
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
c
287,523
New York City Trust for Cultural
Resources Rev. Refg . (Carnegie
Hall)
200,000 5.000%, 12/1/2039 240,502
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
225,000 5.000%, 1/1/2036, AMT 245,810
Total 773,835
North Dakota (1.5%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 270,288
Total 270,288
Ohio (3.4%)
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg .
200,000 5.000%, 6/1/2055, Ser. B-2 220,404
Franklin County, OH Convention
Fac. Auth. Rev. (Greater
Columbus Convention Center
Hotel)
275,000 5.000%, 12/1/2051 267,107
Ohio Higher Educational Fac.
Commission Rev. Refg .
(University of Findlay)
100,000 5.000%, 3/1/2034 109,437
Total 596,948
Pennsylvania (6.6%)
Lancaster County, PA Hospital
Auth. Rev. Refg . (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 253,823
Pennsylvania Economic
Development Financial Auth.
Solid Waste Disposal Rev.
( CarbonLite P, LLC)
250,000 5.750%, 6/1/2036, AMT
a
245,650
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
200,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
125,984
Pennsylvania Turnpike Commission
Rev. Refg .
225,000 5.000%, 12/1/2032 282,447

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Pennsylvania (6.6%) - continued
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
$ 250,000 5.000%, 4/1/2039 $ 257,570
Total 1,165,474
Puerto Rico (2.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
398,000 4.550%, 7/1/2040, Ser. A-1 420,451
Total 420,451
South Carolina (2.1%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 216,740
South Carolina Jobs Economic
Development Auth. Rev.
(Woodlands at Furman)
155,000 5.000%, 11/15/2054, Ser. A 153,731
Total 370,471
Tennessee (1.9%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg . ( Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 336,081
Total 336,081
Texas (13.6%)
Central Texas Regional Mobility
Auth. Rev.
300,000 5.000%, 1/1/2040, Ser. A 341,436
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 255,677
Irving, TX Rev. Refg .
300,000 5.000%, 8/15/2043 305,925
Port Freeport TX Senior Lien Rev.
300,000
5.000%, 6/1/2049, Ser. A,
AMT 367,896
Port of Beaumont, TX Navigation
District Fac. Rev. Refg . (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
a
250,795
Red River Education Finance
Corporation Rev. Refg . (St.
Edwards University)
250,000 5.000%, 6/1/2027 285,480
Tarrant County Cultural Education
Fac. Finance Corporation Rev.
Refg . (Trinity Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 244,365
Principal
Amount Long-Term Fixed Income (98.1%) Value
Texas (13.6%) - continued
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
$ 300,000 5.000%, 6/30/2058, AMT $ 350,151
Total 2,401,725
Utah (1.6%)
Salt Lake City, UT Airport Rev.
225,000
5.000%, 7/1/2036, Ser. A,
AMT 275,866
Total 275,866
Virginia (3.0%)
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings Opco , LLC)
250,000 5.000%, 1/1/2027, AMT 264,280
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 258,644
Total 522,924
Wisconsin (2.8%)
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
250,000 5.125%, 10/1/2048 250,600
Wisconsin Health & Educational
Fac. Auth. Rev. Refg .
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 245,599
Total 496,199
Total Long-Term Fixed Income
(cost $16,844,722) 17,312,553
Principal
Amount Short-Term Investments ( 1.1% )
d
Value
Federal Home Loan Bank Discount
Notes
200,000 0.090%, 9/21/2020
e
199,976
Total Short-Term Investments
(cost $199,975) 199,976
Total Investments
(cost $17,044,697) 99.2% $17,512,529
Other Assets and Liabilities,
Net 0.8% 142,892
Total Net Assets 100.0% $17,655,421
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $1,834,582 or 10.4% of
total net assets.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
c Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg . - Refunding
Rev. - Revenue
Ser. - Series
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 2,620,881 – 2,620,881 –
Electric Revenue 296,910 – 296,910 –
General Obligation 539,922 – 539,922 –
Health Care 3,971,525 – 3,971,525 –
Housing Finance 728,520 – 728,520 –
Industrial Development Revenue 495,582 – 495,582 –
Other Revenue 2,454,868 – 2,454,868 –
Tax Revenue 1,223,622 – 1,223,622 –
Transportation 4,152,818 – 4,152,818 –
Water & Sewer 827,905 – 827,905 –
Short-Term Investments 199,976 – 199,976 –
Total Investments at Value $17,512,529 $– $17,512,529 $–
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 26,188 26,188 – –
Total Liability Derivatives $26,188 $26,188 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of July 31, 2020. Investments and/or cash totaling
$199,976 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (5) September 2020 ( $ 885,218) ( $ 26,188)
Total Futures Short Contracts ( $ 885,218) ($26,188)
Total Futures Contracts ( $ 885,218) ($26,188)

High Yield Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.2% )
a
Value
Capital Goods (0.9%)
Mauser Packaging Solutions
Holding Company, Term Loan
$ 2,346,854
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
$ 2,186,681
Navistar, Inc., Term Loan
3,683,333
3.690%,  (LIBOR 1M +
3.500%), 11/6/2024
b
3,557,474
Vertiv Group Corporation, Term
Loan
1,725,675
3.162%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,684,690
Total 7,428,845
Communications Services (0.4%)
Windstream Services, LLC, Term
Loan
5,645,000
0.000%,  (PRIME + 5.000%),
3/30/2021
b,c
3,374,186
Total 3,374,186
Consumer Cyclical (1.0%)
Cengage Learning, Inc., Term
Loan
3,627,634
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
2,935,373
Golden Nugget, LLC, Term Loan
2,386,609
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
1,990,981
Staples, Inc., Term Loan
3,274,357
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b
2,809,594
Total 7,735,948
Consumer Non-Cyclical (0.8%)
Bellring Brands, LLC, Term Loan
3,371,772
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
3,380,201
Chobani , LLC, Term Loan
1,378,588
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
1,364,030
Endo International plc, Term Loan
1,637,852
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
1,563,592
Total 6,307,823
Energy (0.1%)
Chesapeake Energy Corporation,
Term Loan
975,000
0.000%,  (LIBOR 1M +
8.000%), 6/23/2024
b,c,d,e
476,941
Fieldwood Energy, LLC, Term
Loan
2,370,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
541,142
Total 1,018,083
Total Bank Loans
(cost $31,300,527) 25,864,885
Principal
Amount Long-Term Fixed Income ( 92.4% ) Value
Basic Materials (6.5%)
Alcoa, Inc.
1,495,000 5.125%,  10/1/2024 1,588,617
Principal
Amount Long-Term Fixed Income (92.4%) Value
Basic Materials (6.5%) - continued
Big River Steel, LLC
$ 3,340,000 7.250%,  9/1/2025
f
$ 3,371,329
Cleveland-Cliffs, Inc.
3,745,000 5.750%,  3/1/2025
g
3,230,062
1,750,000 9.875%,  10/17/2025
f
1,911,875
First Quantum Minerals, Ltd.
3,955,000 7.250%,  4/1/2023
f
3,972,600
1,960,000 6.875%,  3/1/2026
f
1,964,900
Freeport-McMoRan, Inc.
2,490,000 4.125%,  3/1/2028 2,617,613
3,310,000 4.250%,  3/1/2030 3,458,288
Grinding Media, Inc.
3,080,000 7.375%,  12/15/2023
f
3,130,050
Koppers , Inc.
2,700,000 6.000%,  2/15/2025
f
2,781,000
Krayton Polymers, LLC
2,425,000 7.000%,  4/15/2025
f
2,509,875
Mercer International, Inc.
1,180,000 7.375%,  1/15/2025 1,188,850
1,435,000 5.500%,  1/15/2026 1,356,075
Methanex Corporation
3,343,000 4.250%,  12/1/2024 3,192,264
Midwest Vanadium, Pty. Ltd.
2,862,131 11.500%,  2/15/2018
*, h,i
5,009
Norbord, Inc.
1,430,000 5.750%,  7/15/2027
f
1,522,950
NOVA Chemicals Corporation
1,055,000 5.250%,  8/1/2023
f
1,055,000
Novelis Corporation
2,130,000 5.875%,  9/30/2026
f
2,272,518
2,010,000 4.750%,  1/30/2030
f
2,096,973
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,352,245
3,005,000 5.000%,  2/1/2030 2,824,700
Peabody Securities Finance
Corporation
2,820,000 6.000%,  3/31/2022
f,g
1,847,100
Tronox Finance plc
2,790,000 5.750%,  10/1/2025
f
2,762,100
Total 53,011,993
Capital Goods (9.9%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,423,690
0.000%,PIK 1.500%,
4/26/2024
*,j
68,474
Advanced Disposal Services, Inc.
2,845,000 5.625%,  11/15/2024
f
2,952,256
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
f
2,430,800
AECOM
1,035,000 5.875%,  10/15/2024 1,142,381
3,005,000 5.125%,  3/15/2027 3,301,744
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
f
1,978,125
2,370,000 4.625%,  5/15/2030
f
2,417,400
Arconic Rolled Products
Corporation
1,100,000 6.125%,  2/15/2028
f
1,172,875
Arconic , Inc.
1,495,000 5.900%,  2/1/2027 1,663,232
ARD Finance SA
2,000,000 6.500%,  6/30/2027
f
2,045,000
Ardagh Packaging Finance plc
5,005,000 5.250%,  8/15/2027
f
5,239,084

High Yield Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.4%) Value
Capital Goods (9.9%) - continued
Berry Global, Inc.
$ 1,610,000 4.500%,  2/15/2026
f
$ 1,650,846
Berry Plastics Corporation
3,940,000 5.125%,  7/15/2023 3,994,175
Bombardier, Inc.
2,555,000 7.500%,  3/15/2025
f
2,063,162
1,950,000 7.875%,  4/15/2027
f
1,555,125
BWAY Holding Company
2,895,000 7.250%,  4/15/2025
f
2,779,200
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
f
3,124,400
Covanta Holding Corporation
1,400,000 5.875%,  7/1/2025 1,449,000
940,000 6.000%,  1/1/2027 972,900
Crown Cork & Seal Company, Inc.
2,790,000 7.375%,  12/15/2026 3,292,200
Flex Acquisition Company, Inc.
2,995,000 6.875%,  1/15/2025
f
3,039,925
700,000 7.875%,  7/15/2026
f
725,683
GFL Environmental, Inc.
1,674,000 7.000%,  6/1/2026
f
1,774,440
H&E Equipment Services, Inc.
1,729,000 5.625%,  9/1/2025 1,800,321
Howmet Aerospace, Inc.
2,000,000 6.875%,  5/1/2025 2,270,953
IAA Spinco , Inc.
1,100,000 5.500%,  6/15/2027
f
1,172,875
Jeld-Wen , Inc.
1,100,000 6.250%,  5/15/2025
f
1,177,000
2,430,000 4.875%,  12/15/2027
f
2,472,525
New Enterprise Stone & Lime
Company, Inc.
1,855,000 6.250%,  3/15/2026
f
1,910,650
Owens-Brockway Glass Container,
Inc.
2,880,000 5.875%,  8/15/2023
f
3,040,416
Reynolds Group Issuer, Inc.
2,095,000 5.125%,  7/15/2023
f
2,127,054
Summit Materials, LLC
1,000,000 5.250%,  1/15/2029
e,f
1,037,500
TransDigm , Inc.
4,255,000 6.250%,  3/15/2026
f
4,489,025
United Rentals North America, Inc.
1,040,000 5.500%,  7/15/2025 1,069,744
3,960,000 5.875%,  9/15/2026 4,227,300
1,710,000 3.875%,  2/15/2031
e,k
1,722,825
WESCO Distribution, Inc.
1,220,000 7.250%,  6/15/2028
f
1,332,850
Total 80,683,465
Communications Services (17.5%)
AMC Networks, Inc.
1,055,000 4.750%,  8/1/2025 1,081,375
CCO Holdings, LLC
3,520,000 5.875%,  4/1/2024
f
3,642,144
3,250,000 5.375%,  6/1/2029
f
3,558,750
3,760,000 4.750%,  3/1/2030
f
4,002,050
4,605,000 4.500%,  8/15/2030
f
4,880,839
2,000,000 4.250%,  2/1/2031
f
2,085,978
CCOH Safari, LLC
5,095,000 5.750%,  2/15/2026
f
5,324,275
Cengage Learning, Inc.
1,495,000 9.500%,  6/15/2024
f
979,225
Principal
Amount Long-Term Fixed Income (92.4%) Value
Communications Services (17.5%) - continued
Clear Channel Worldwide
Holdings, Inc.
$ 3,420,000 5.125%,  8/15/2027
f
$ 3,351,600
CSC Holdings, LLC
5,210,000 6.500%,  2/1/2029
f
5,965,450
2,440,000 4.125%,  12/1/2030
f
2,571,150
Cumulus Media New Holdings,
Inc.
2,445,000 6.750%,  7/1/2026
f
2,218,837
Embarq Corporation
4,975,000 7.995%,  6/1/2036 5,830,700
Entercom Media Corporation
3,415,000 6.500%,  5/1/2027
f
3,047,887
Front Range BidCo , Inc.
1,540,000 4.000%,  3/1/2027
f
1,543,403
2,020,000 6.125%,  3/1/2028
f
2,083,125
LCPR Senior Secured Financing
DAC
3,700,000 6.750%,  10/15/2027
f
3,997,850
Level 3 Financing, Inc.
5,080,000 5.375%,  5/1/2025 5,245,100
1,600,000 5.250%,  3/15/2026 1,671,152
Meredith Corporation
1,435,000 6.875%,  2/1/2026 1,246,585
Neptune Finco Corporation
4,545,000 10.875%,  10/15/2025
f
4,872,695
Qualitytech , LP
3,260,000 4.750%,  11/15/2025
f
3,374,100
Scripps Escrow, Inc.
3,485,000 5.875%,  7/15/2027
f
3,502,425
SFR Group SA
2,450,000 7.375%,  5/1/2026
f
2,613,293
Sinclair Television Group, Inc.
1,430,000 5.875%,  3/15/2026
f
1,433,575
Sirius XM Radio, Inc.
3,200,000 4.625%,  7/15/2024
f
3,369,600
2,440,000 5.500%,  7/1/2029
f
2,717,550
4,885,000 4.125%,  7/1/2030
f
5,155,141
Sprint Capital Corporation
1,955,000 6.875%,  11/15/2028 2,535,049
1,705,000 8.750%,  3/15/2032 2,629,963
Sprint Corporation
4,835,000 7.250%,  9/15/2021 5,113,013
7,760,000 7.625%,  2/15/2025 9,425,063
Telesat Canada / Telesat , LLC
3,100,000 4.875%,  6/1/2027
f
3,146,500
Terrier Media Buyer, Inc.
2,000,000 8.875%,  12/15/2027
f
2,050,000
United States Cellular Corporation
960,000 6.700%,  12/15/2033 1,203,542
Univision Communications, Inc.
3,420,000 6.625%,  6/1/2027
f
3,429,576
VeriSign, Inc.
2,390,000 4.750%,  7/15/2027 2,595,014
Virgin Media Secured Finance plc
2,205,000 5.500%,  8/15/2026
f
2,342,349
VTR Comunicaciones SPA
980,000 5.125%,  1/15/2028
f
1,041,250
WMG Acquisition Corporation
2,325,000 5.500%,  4/15/2026
f
2,412,188
YPSO Finance BIS SA
2,540,000 10.500%,  5/15/2027
f
2,905,125
1,050,000 6.000%,  2/15/2028
f
1,048,729
Ziggo Bond Company BV
1,680,000 5.125%,  2/28/2030
f
1,789,704

High Yield Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.4%) Value
Communications Services (17.5%) - continued
Ziggo BV
$ 3,415,000 5.500%,  1/15/2027
f
$ 3,607,299
3,280,000 4.875%,  1/15/2030
f
3,485,984
Total 142,126,202
Consumer Cyclical (14.8%)
1011778 B.C., ULC
3,510,000 4.375%,  1/15/2028
f
3,650,856
Allied Universal Holdco, LLC
1,465,000 6.625%,  7/15/2026
f
1,567,550
Allison Transmission, Inc.
3,680,000 5.000%,  10/1/2024
f
3,750,840
Brookfield Residential Properties,
Inc.
3,260,000 6.250%,  9/15/2027
f
3,260,000
Carnival Corporation
1,470,000 10.500%,  2/1/2026
f
1,521,759
Cedar Fair, LP
2,500,000 5.250%,  7/15/2029 2,361,750
Colt Merger Sub, Inc.
4,890,000 6.250%,  7/1/2025
f
5,119,830
Dana Financing Luxembourg
SARL
3,575,000 6.500%,  6/1/2026
f
3,744,812
Expedia Group, Inc.
2,300,000 6.250%,  5/1/2025
f
2,513,304
Ford Motor Company
3,965,000 8.500%,  4/21/2023 4,401,824
1,000,000 9.625%,  4/22/2030
g
1,326,790
Ford Motor Credit Company, LLC
3,910,000 5.125%,  6/16/2025 4,168,334
2,490,000 4.134%,  8/4/2025 2,552,001
Gap, Inc.
2,480,000 8.375%,  5/15/2023
f
2,734,200
Hanesbrands, Inc.
3,805,000 4.875%,  5/15/2026
f
4,147,450
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
f
4,949,100
Hertz Corporation
1,463,000 7.625%,  6/1/2022
f,h,i
1,295,194
Hilton Escrow Issuer, LLC
2,010,000 4.250%,  9/1/2024 2,030,100
International Game Technology plc
1,500,000 6.250%,  1/15/2027
f
1,594,305
550,000 5.250%,  1/15/2029
f
561,984
KAR Auction Services, Inc.
2,430,000 5.125%,  6/1/2025
f
2,442,150
KB Home
1,870,000 6.875%,  6/15/2027 2,113,100
1,990,000 4.800%,  11/15/2029 2,069,600
L Brands, Inc.
1,220,000 6.875%,  7/1/2025
f
1,313,916
Landry's, Inc.
1,875,000 6.750%,  10/15/2024
f
1,312,500
Lennar Corporation
1,370,000 4.500%,  4/30/2024 1,483,025
1,510,000 4.750%,  5/30/2025 1,661,000
3,035,000 4.750%,  11/29/2027 3,467,487
Levi Strauss & Company
4,200,000 5.000%,  5/1/2025
f
4,294,920
Marriott International
1,000,000 4.625%,  6/15/2030 1,072,000
Mattamy Group Corporation
3,515,000 5.250%,  12/15/2027
f
3,646,812
1,300,000 4.625%,  3/1/2030
f
1,319,500
Principal
Amount Long-Term Fixed Income (92.4%) Value
Consumer Cyclical (14.8%) - continued
New Red Finance, Inc.
$ 2,190,000 5.000%,  10/15/2025
f
$ 2,248,276
Norwegian Cruise Line Holdings,
Ltd.
1,460,000 10.250%,  2/1/2026
f
1,454,525
PGT Escrow Issuer, Inc.
2,805,000 6.750%,  8/1/2026
f
2,917,200
Prime Security Services Borrower,
LLC
4,530,000 5.750%,  4/15/2026
f,g
5,028,300
1,050,000 6.250%,  1/15/2028
f
1,094,625
Scientific Games International, Inc.
2,350,000 5.000%,  10/15/2025
f
2,329,437
2,700,000 7.250%,  11/15/2029
f
2,470,500
SeaWorld Parks and
Entertainment, Inc.
1,950,000 9.500%,  8/1/2025
e,f
1,976,813
Service Properties Trust
2,925,000 7.500%,  9/15/2025 3,101,205
ServiceMaster Company, LLC
2,440,000 5.125%,  11/15/2024
f
2,513,200
Six Flags Entertainment
Corporation
1,565,000 4.875%,  7/31/2024
f
1,486,281
Six Flags Theme Parks, Inc.
2,000,000 7.000%,  7/1/2025
f
2,146,620
Staples, Inc.
1,745,000 7.500%,  4/15/2026
f
1,530,889
Stars Group Holdings BV
2,300,000 7.000%,  7/15/2026
f
2,482,850
Station Casinos, LLC
470,000 5.000%,  10/1/2025
f
444,738
Wyndham Destinations, Inc.
730,000 6.625%,  7/31/2026
f
753,473
Yum! Brands, Inc.
1,910,000 5.250%,  6/1/2026
f
2,004,927
630,000 4.750%,  1/15/2030
f
683,550
Total 120,115,402
Consumer Non-Cyclical (14.8%)
Air Medical Merger Sub
Corporation
2,810,000 6.375%,  5/15/2023
f
2,669,500
Albertson's Companies, Inc.
2,540,000 7.500%,  3/15/2026
f
2,857,500
1,830,000 4.625%,  1/15/2027
f
1,935,225
4,230,000 5.875%,  2/15/2028
f
4,631,554
600,000 4.875%,  2/15/2030
f
649,800
Bausch Health Companies, Inc.
3,285,000 5.000%,  1/30/2028
f
3,301,359
1,975,000 7.250%,  5/30/2029
f
2,172,500
625,000 5.250%,  1/30/2030
f
638,281
Centene Corporation
1,970,000 5.375%,  6/1/2026
f
2,106,738
1,450,000 4.250%,  12/15/2027 1,540,625
3,650,000 4.625%,  12/15/2029 4,070,699
4,260,000 3.375%,  2/15/2030 4,524,929
Cooke Omega Investments, Inc.
2,445,000 8.500%,  12/15/2022
f
2,445,000
DaVita, Inc.
3,910,000 4.625%,  6/1/2030
f
4,160,435
Dole Food Company, Inc.
2,340,000 7.250%,  6/15/2025
f
2,304,900
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
f
1,580,450

High Yield Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.4%) Value
Consumer Non-Cyclical (14.8%) - continued
Encompass Health Corporation
$ 3,185,000 4.500%,  2/1/2028 $ 3,328,325
Energizer Holdings, Inc.
1,100,000 7.750%,  1/15/2027
f
1,221,000
3,560,000 4.750%,  6/15/2028
f
3,818,456
HCA, Inc.
3,495,000 5.375%,  2/1/2025 3,940,612
1,970,000 5.875%,  2/1/2029 2,398,475
Herbalife Nutrition, Ltd.
3,420,000 7.875%,  9/1/2025
f
3,719,250
Illumina, Inc.
1,250,000 9.000%,  7/1/2028
f
1,340,625
JBS Investments II GmbH
2,440,000 5.750%,  1/15/2028
f
2,590,792
JBS USA, LLC
1,615,000 6.500%,  4/15/2029
f
1,828,987
2,960,000 5.500%,  1/15/2030
f
3,263,400
Kraft Heinz Foods Company
1,600,000 3.875%,  5/15/2027
f
1,723,176
2,490,000 3.750%,  4/1/2030
f
2,698,097
Mattel, Inc.
2,015,000 5.875%,  12/15/2027
f
2,168,644
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
f
1,455,666
MPH Acquisition Holdings, LLC
4,010,000 7.125%,  6/1/2024
f,g
4,115,263
Ortho-Clinical Diagnostics, Inc.
2,480,000 7.250%,  2/1/2028
f
2,594,700
Par Pharmaceutical, Inc.
2,450,000 7.500%,  4/1/2027
f
2,605,894
Performance Food Group, Inc.
2,231,000 5.500%,  6/1/2024
f
2,250,521
Pilgrim's Pride Corporation
2,985,000 5.750%,  3/15/2025
f
3,059,625
Simmons Foods, Inc.
1,685,000 5.750%,  11/1/2024
f
1,693,425
Spectrum Brands, Inc.
3,200,000 5.750%,  7/15/2025 3,296,000
820,000 5.000%,  10/1/2029
f
844,600
730,000 5.500%,  7/15/2030
f
757,375
Tenet Healthcare Corporation
7,470,000 4.875%,  1/1/2026
f
7,813,321
3,960,000 5.125%,  11/1/2027
f
4,207,500
Teva Pharmaceutical Finance
Netherlands III BV
2,655,000 3.150%,  10/1/2026 2,421,918
Valeant Pharmaceuticals
International, Inc.
2,520,000 8.500%,  1/31/2027
f
2,803,500
VRX Escrow Corporation
4,655,000 6.125%,  4/15/2025
f
4,806,288
Total 120,354,930
Energy (10.4%)
Antero Resources Corporation
2,360,000 5.625%,  6/1/2023
g
1,693,748
Apache Corporation
1,465,000 4.375%,  10/15/2028
g
1,463,169
1,465,000 5.100%,  9/1/2040 1,424,712
Boardwalk Pipelines, LP
3,443,000 5.950%,  6/1/2026 4,049,601
Buckeye Partners, LP
3,735,000 4.125%,  12/1/2027 3,641,625
1,530,000 4.500%,  3/1/2028
f
1,522,350
Principal
Amount Long-Term Fixed Income (92.4%) Value
Energy (10.4%) - continued
California Resources Corporation
$ 4,210,000 8.000%,  12/15/2022
f,h,i
$ 75,738
Cenovus Energy, Inc.
1,220,000 5.375%,  7/15/2025 1,221,567
Centennial Resource Production,
LLC
4,415,000 5.375%,  1/15/2026
f
1,975,712
Cheniere Energy Partners, LP
2,655,000 5.625%,  10/1/2026 2,804,344
5,515,000 4.500%,  10/1/2029 5,833,767
Chesapeake Energy Corporation
3,161,000 11.500%,  1/1/2025
f,h,i
292,392
Comstock Resources, Inc.
1,460,000 9.750%,  8/15/2026 1,459,533
CrownRock Finance, Inc.
3,450,000 5.625%,  10/15/2025
f
3,381,000
Enagas SA
3,810,000 5.500%,  1/15/2028
f
3,390,443
Endeavor Energy Resources, LP
980,000 6.625%,  7/15/2025
f
1,029,617
2,300,000 5.750%,  1/30/2028
f
2,360,375
EQM Midstream Partners LP
1,710,000 6.000%,  7/1/2025
f
1,813,729
EQM Midstream Partners, LP
3,525,000 4.125%,  12/1/2026 3,428,062
Murphy Oil Corporation
3,300,000 5.875%,  12/1/2027 3,036,000
Nabors Industries, Inc.
2,800,000 5.750%,  2/1/2025 1,106,000
Nabors Industries, Ltd.
1,000,000 7.250%,  1/15/2026
f
631,560
Noble Holding International, Ltd.
2,790,000 7.750%,  1/15/2024
h,i
41,850
Occidental Petroleum Corporation
1,200,000 2.700%,  8/15/2022 1,158,456
1,845,000 2.900%,  8/15/2024 1,736,053
1,600,000 3.500%,  6/15/2025 1,511,104
2,440,000 8.000%,  7/15/2025
g
2,665,700
3,000,000 8.875%,  7/15/2030 3,375,000
1,150,000 4.625%,  6/15/2045 951,970
2,445,000 4.400%,  4/15/2046 1,991,942
Pacific Drilling First Lien Escrow
Issuer, Ltd.
1,885,000 8.375%,  10/1/2023
f
405,275
Pacific Drilling Second Lien
Escrow Issuer, Ltd.
596,442
0.000%,PIK 12.000%,
4/1/2024
f,j
5,964
Parsley Energy, LLC
2,900,000 5.625%,  10/15/2027
f
3,037,750
Precision Drilling Corporation
1,060,000 7.750%,  12/15/2023 795,000
1,530,000 7.125%,  1/15/2026
f
1,055,700
Sanchez Energy Corporation
Escrow Holding
3,260,000 0.000%,  2/15/2023
i,k
3
Southwestern Energy Company
3,915,000 7.500%,  4/1/2026 3,673,249
Sunoco, LP
1,535,000 4.875%,  1/15/2023 1,559,944
1,010,000 5.500%,  2/15/2026 1,035,250
Targa Resources Partners, LP
1,040,000 5.125%,  2/1/2025 1,055,600
1,995,000 5.000%,  1/15/2028 2,034,900

High Yield Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.4%) Value
Energy (10.4%) - continued
Transocean Pontus, Ltd.
$ 388,275 6.125%,  8/1/2025
f
$ 358,184
Transocean, Inc.
2,600,000 7.250%,  11/1/2025
f
1,274,000
930,000 7.500%,  1/15/2026
f
455,700
2,355,000 7.500%,  4/15/2031 629,963
Valaris plc
3,255,000 4.750%,  1/15/2024
h
276,675
W&T Offshore, Inc.
3,055,000 9.750%,  11/1/2023
f
2,036,585
WPX Energy, Inc.
820,000 5.250%,  10/15/2027 808,725
3,045,000 4.500%,  1/15/2030 2,834,591
Total 84,400,177
Financials (7.7%)
Ally Financial, Inc.
3,900,000 5.750%,  11/20/2025 4,402,801
CIT Group, Inc.
1,337,000 5.000%,  8/15/2022 1,380,452
1,183,000 5.000%,  8/1/2023 1,237,714
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
f
1,445,560
1,980,000 6.625%,  3/15/2026 2,083,950
Drawbridge Special Opportunities
Fund, LP
3,215,000 5.000%,  8/1/2021
f
3,215,967
Global Aircraft Leasing Company,
Ltd.
2,930,000
6.500%,PIK  0.000%,
9/15/2024
f,j
1,823,925
Icahn Enterprises, LP
2,450,000 4.750%,  9/15/2024 2,499,000
2,480,000 6.250%,  5/15/2026 2,620,790
3,045,000 5.250%,  5/15/2027 3,136,350
MGM Growth Properties Operating
Partnership, LP
2,250,000 5.750%,  2/1/2027 2,435,625
MPT Operating Partnership, LP
780,000 5.500%,  5/1/2024 794,625
1,980,000 5.250%,  8/1/2026 2,079,000
1,260,000 5.000%,  10/15/2027 1,351,350
2,450,000 4.625%,  8/1/2029 2,588,572
Outfront Media Cap, LLC
2,700,000 4.625%,  3/15/2030
f
2,524,500
Park Aerospace Holdings, Ltd.
3,915,000 4.500%,  3/15/2023
f
3,698,263
Quicken Loans, Inc.
3,685,000 5.750%,  5/1/2025
f
3,798,995
Royal Bank of Scotland Group plc
2,785,000 5.125%,  5/28/2024 3,072,322
Springleaf Finance Corporation
765,000 6.125%,  3/15/2024
g
832,496
670,000 6.875%,  3/15/2025 748,725
720,000 7.125%,  3/15/2026 844,078
2,010,000 6.625%,  1/15/2028 2,303,373
Synchrony Financial
3,920,000 3.950%,  12/1/2027 4,136,424
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
f
1,107,912
470,000 8.500%,  8/15/2027
f
515,825
VICI Properties, LP / VICI Note
Company, Inc.
1,050,000 4.250%,  12/1/2026
f
1,081,500
2,010,000 3.750%,  2/15/2027
f
2,025,075
Principal
Amount Long-Term Fixed Income (92.4%) Value
Financials (7.7%) - continued
$ 1,050,000 4.625%,  12/1/2029
f
$ 1,105,125
2,010,000 4.125%,  8/15/2030
f
2,034,120
Total 62,924,414
Technology (5.6%)
CDW, LLC
1,500,000 4.125%,  5/1/2025 1,585,800
CommScope Technologies
Finance, LLC
2,010,000 6.000%,  6/15/2025
f
2,053,617
CommScope , Inc.
2,485,000 5.500%,  3/1/2024
f
2,580,722
1,470,000 7.125%,  7/1/2028
f
1,556,215
Diamond Finance Corporation
4,505,000 7.125%,  6/15/2024
f
4,677,136
Diamond Sports Group, LLC
2,210,000 5.375%,  8/15/2026
f
1,701,855
4,030,000 6.625%,  8/15/2027
f
2,206,425
Harland Clarke Holdings
Corporation
1,925,000 8.375%,  8/15/2022
f
1,573,687
Inception Merger Sub, Inc.
5,035,000 8.625%,  11/15/2024
f,g
5,258,806
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
f
3,627,750
610,000 5.000%,  7/15/2028
f
631,350
980,000 5.250%,  7/15/2030
f
1,027,775
NCR Corporation
1,910,000 8.125%,  4/15/2025
f
2,119,527
3,960,000 5.750%,  9/1/2027
f
4,088,700
Plantronics, Inc.
2,210,000 5.500%,  5/31/2023
f
2,088,892
Presidio Holdings, Inc.
480,000 8.250%,  2/1/2028
f
499,200
PTC, Inc.
360,000 3.625%,  2/15/2025
f
373,237
1,055,000 4.000%,  2/15/2028
f
1,108,119
Qorvo , Inc.
2,485,000 4.375%,  10/15/2029
f
2,675,252
Seagate HDD Cayman
1,175,000 4.091%,  6/1/2029
f
1,255,621
SS&C Technologies, Inc.
3,000,000 5.500%,  9/30/2027
f
3,225,000
Total 45,914,686
Transportation (1.6%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
1,886,353
Delta Air Lines, Inc.
2,690,000 7.000%,  5/1/2025
f
2,874,937
Mileage Plus Holdings, LLC
1,590,000 6.500%,  6/20/2027
f
1,645,650
XPO Logistics, Inc.
2,430,000 6.125%,  9/1/2023
f
2,477,847
1,970,000 6.750%,  8/15/2024
f
2,118,656
2,200,000 6.250%,  5/1/2025
f
2,381,500
Total 13,384,943
U.S. Government & Agencies (0.1%)
U.S. Treasury Notes
500,000 1.375%,  8/31/2020 500,481
Total 500,481

High Yield Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.4%) Value
Utilities (3.5%)
Calpine Corporation
$ 4,145,000 4.500%,  2/15/2028
f
$ 4,279,712
DCP Midstream Operating, LP
1,185,000 8.125%,  8/16/2030 1,384,293
GFL Environmental, Inc.
564,000 8.500%,  5/1/2027
f
631,849
NextEra Energy Operating
Partners, LP
5,010,000 3.875%,  10/15/2026
f
5,235,450
NRG Energy, Inc.
1,420,000 7.250%,  5/15/2026 1,531,484
1,270,000 5.250%,  6/15/2029
f
1,404,201
PG&E Corporation
730,000 5.000%,  7/1/2028 751,134
Suburban Propane Partners, LP
2,805,000 5.875%,  3/1/2027 2,854,088
Talen Energy Supply, LLC
1,860,000 6.500%,  6/1/2025 1,246,200
1,510,000 7.250%,  5/15/2027
f
1,570,400
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
f
2,363,400
TerraForm Power Operating, LLC
1,960,000 4.250%,  1/31/2023
f
2,054,668
2,760,000 5.000%,  1/31/2028
f
3,042,900
Total 28,349,779
Total Long-Term Fixed Income
(cost $751,728,617) 751,766,472
Shares
Collateral Held for Securities
Loaned ( 2.9% ) Value
23,377,535 Thrivent Cash Management Trust 23,377,535
Total Collateral Held for
Securities Loaned
(cost $23,377,535) 23,377,535
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
82,373 Bank of America Corporation,
5.000%
l
2,206,773
480 Bank of America Corporation,
Convertible, 7.250%
l
719,525
59,240 J.P. Morgan Chase & Company,
4.750%
g,l
1,605,996
1,476 Wells Fargo & Company,
Convertible, 7.500%
l
1,994,814
Total 6,527,108
Total Preferred Stock
(cost $6,075,831) 6,527,108
Shares or
Principal
Amount Short-Term Investments ( 2.8% ) Value
Thrivent Core Short-Term Reserve
Fund
2,249,870 0.500% 22,521,198
Shares or
Principal
Amount Short-Term Investments (2.8%) Value
U.S. Treasury Bills
550,000 0.023%, 9/24/2020
m
$ 549,927
Total Short-Term Investments
(cost $23,039,024) 23,071,125
Total Investments (cost
$835,521,534) 102.1% $830,607,125
Other Assets and Liabilities, Net
(2.1%) (17,186,487)
Total Net Assets 100.0% $813,420,638
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $497,485,562 or 61.2%
of total net assets.
g All or a portion of the security is on loan.
h Defaulted security.  Interest is not being accrued.
i In bankruptcy.  Interest is not being accrued.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2020.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High
Yield Fund as of July 31, 2020 was $73,483 or 0.0% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
July 31, 2020.

High Yield Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 464,369
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 2,714,489
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
July 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 22,323,939
Common Stock 178,926
Total lending $22,502,865
Gross amount payable upon return of
collateral for securities loaned $23,377,535
Net amounts due to counterparty
$874,670
Definitions:
PIK - Payment-In-Kind
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 7,428,845 – 7,428,845 –
Communications Services 3,374,186 – 3,374,186 –
Consumer Cyclical 7,735,948 – 7,735,948 –
Consumer Non-Cyclical 6,307,823 – 6,307,823 –
Energy 1,018,083 – 1,018,083 –
Long-Term Fixed Income
Basic Materials 53,011,993 – 53,011,993 –
Capital Goods 80,683,465 – 78,960,640 1,722,825
Communications Services 142,126,202 – 142,126,202 –
Consumer Cyclical 120,115,402 – 120,115,402 –
Consumer Non-Cyclical 120,354,930 – 120,354,930 –
Energy 84,400,177 – 84,400,174 3
Financials 62,924,414 – 62,924,414 –
Technology 45,914,686 – 45,914,686 –
Transportation 13,384,943 – 13,384,943 –
U.S. Government & Agencies 500,481 – 500,481 –
Utilities 28,349,779 – 28,349,779 –
Preferred Stock
Financials 6,527,108 6,527,108 – –
Short-Term Investments 549,927 – 549,927 –
Subtotal Investments in Securities $784,708,392 $6,527,108 $776,458,456 $1,722,828
Other Investments  * Total
Affiliated Short-Term Investments 22,521,198
Collateral Held for Securities Loaned 23,377,535
Subtotal Other Investments $45,898,733
Total Investments at Value $830,607,125
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $27,177 $235,195 $239,834 $22,521 2,250 2.8%
Total Affiliated Short-Term Investments 27,177 22,521 2.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,248 92,527 92,397 23,378 23,378 2.9
Total Collateral Held for Securities Loaned 23,248 23,378 2.9
Total Value $50,425 $45,899
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $(49) $32 $0 $378
Total Income/Non Income Cash from Affiliated Investments $378
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 151
Total Affiliated Income from Securities Loaned, Net $151
Total $(49) $32 $0

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 58,800
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 54,978
Big River Steel, LLC, Term Loan
145,875
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
138,582
Total 193,560
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
264,668
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
262,850
GFL Environmental, Inc., Term
Loan
338,545
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
336,524
Total 599,374
Communications Services (0.1%)
Altice France SA, Term Loan
125,775
2.911%,  (LIBOR 1M +
2.750%), 7/31/2025
b
120,209
Coral-US Co-Borrower, LLC, Term
Loan
265,000
2.411%,  (LIBOR 1M +
2.250%), 1/31/2028
b
254,400
HCP Acquisition, LLC, Term Loan
213,826
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
208,908
TNS, Inc., Term Loan
210,772
4.170%,  (LIBOR 1M +
4.000%), 8/14/2022
b
204,449
Virgin Media Bristol, LLC, Term
Loan
310,000
2.675%,  (LIBOR 1M +
2.500%), 1/31/2028
b
300,409
WideOpenWest Finance, LLC,
Term Loan
199,363
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
195,973
Windstream Services, LLC, Term
Loan
163,744
0.000%,  (PRIME + 5.000%),
3/30/2021
b,c
97,875
Total 1,382,223
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
366,700
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
333,239
LCPR Loan Financing, LLC, Term
Loan
295,000
5.175%,  (LIBOR 1M +
5.000%), 10/15/2026
b
295,737
Scientific Games International,
Inc., Term Loan
537,625
3.473%,  (LIBOR 1M +
2.750%), 8/14/2024
b
488,470
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Stars Group Holdings BV, Term
Loan
$ 101,518
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
$ 101,448
Total 1,218,894
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
192,339
3.176%,  (LIBOR 1M +
3.000%), 6/1/2025
b,d,e
189,004
Endo International plc, Term Loan
128,703
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
122,868
Global Medical Response, Inc.,
Term Loan
312,835
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
308,665
97,500
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
94,874
JBS USA LUX SA, Term Loan
162,938
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
157,049
MPH Acquisition Holdings, LLC,
Term Loan
255,466
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b,d,e
251,261
Sotera Health Holdings, LLC, Term
Loan
89,775
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
89,438
Total 1,213,159
Energy (0.1%)
Radiate Holdco, LLC, Term Loan
594,641
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
582,582
Total 582,582
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
105,224
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
100,147
GGP Nimbus, LLC, Term Loan
115,656
2.661%,  (LIBOR 1M +
2.500%), 8/24/2025
b
93,970
Tronox Finance, LLC, Term Loan
379,447
2.972%,  (LIBOR 3M +
2.750%), 9/22/2024
b
368,777
Vericast Corporation, Term Loan
280,679
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
195,013
Total 757,907
Technology (0.1%)
Prime Security Services Borrower,
LLC, Term Loan
312,638
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b
306,888

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Technology (0.1%) - continued
Rackspace Hosting, Inc., Term
Loan
$ 325,132
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
b
$ 317,859
Total 624,747
Total Bank Loans
(cost $6,920,028) 6,572,446
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Asset-Backed Securities (1.4%)
Goldentree Loan Management,
Ltd.
1,150,000
2.308%,  (LIBOR 3M +
1.900%), 4/20/2031, Ser.
2020-7A, Class A
b,f
1,153,889
Magnetite XII, Ltd.
1,800,000
1.375%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,f
1,763,622
Neuberger Berman CLO XIV, Ltd.
1,800,000
1.277%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,f
1,770,716
Octagon Credit Partners 46, Ltd.
1,800,000
2.476%,  (LIBOR 3M +
2.200%), 7/15/2033, Ser.
2020-2A, Class B
b,e,f
1,799,831
Octagon Investment Partners XVI,
Ltd.
1,400,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,f
1,364,584
Palmer Square CLO, Ltd.
1,800,000
2.295%,  (LIBOR 3M +
2.000%), 4/20/2029, Ser.
2020-1A, Class A1
b,f
1,807,267
Shackleton CLO, Ltd.
1,200,000
1.445%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,f
1,169,826
Sound Point CLO X, Ltd.
1,800,000
2.972%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,f
1,631,174
THL Credit Wind River CLO, Ltd.
1,800,000
3.125%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,f
1,643,452
Total 14,104,361
Basic Materials (2.5%)
Alcoa, Inc.
360,000 5.125%,  10/1/2024 382,543
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
f
1,922,621
1,450,000 4.750%,  4/10/2027
f
1,668,278
Cleveland-Cliffs, Inc.
240,000 5.750%,  3/1/2025
g
207,000
50,000 9.875%,  10/17/2025
f
54,625
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 189,225
Glencore Funding, LLC
1,820,000 4.125%,  5/30/2023
f
1,954,866
Principal
Amount Long-Term Fixed Income (93.3%) Value
Basic Materials (2.5%) - continued
$ 1,620,000 4.000%,  3/27/2027
f
$ 1,783,295
International Paper Company
1,260,000 3.000%,  2/15/2027 1,389,592
Kinross Gold Corporation
360,000 5.950%,  3/15/2024 409,119
2,230,000 4.500%,  7/15/2027 2,546,398
LyondellBasell Industries NV
600,000 6.000%,  11/15/2021 633,233
Methanex Corporation
220,000 5.250%,  12/15/2029 212,850
Novelis Corporation
360,000 5.875%,  9/30/2026
f
384,088
Steel Dynamics, Inc.
1,100,000 3.250%,  1/15/2031 1,203,097
Syngenta Finance NV
1,825,000 4.441%,  4/24/2023
f
1,919,133
Teck Resources, Ltd.
1,730,000 6.125%,  10/1/2035 2,023,936
Tronox Finance plc
360,000 5.750%,  10/1/2025
f
356,400
Vale Overseas, Ltd.
1,080,000 6.250%,  8/10/2026 1,298,160
2,000,000 3.750%,  7/8/2030 2,146,940
Westlake Chemical Corporation
1,800,000 3.600%,  8/15/2026 1,967,318
WestRock Company
730,000 3.750%,  3/15/2025 817,385
Total 25,470,102
Capital Goods (2.9%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
f
152,975
BAE Systems plc
1,030,000 4.750%,  10/11/2021
f
1,077,033
1,700,000 3.400%,  4/15/2030
f
1,916,406
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031
f
1,528,948
CNH Industrial Capital, LLC
1,440,000 4.875%,  4/1/2021 1,477,239
CNH Industrial NV
1,440,000 3.850%,  11/15/2027 1,554,290
Crown Cork & Seal Company, Inc.
360,000 7.375%,  12/15/2026 424,800
General Electric Capital
Corporation
1,800,000
1.313%,  (LIBOR 3M +
1.000%), 3/15/2023
b
1,784,895
General Electric Company
2,800,000 5.000%,  1/21/2021
b,h
2,219,000
1,450,000 3.450%,  5/1/2027 1,523,970
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025
f
1,221,925
John Deere Capital Corporation
1,750,000 1.750%,  3/9/2027 1,845,694
L3Harris Technologies, Inc.
720,000 4.950%,  2/15/2021 728,625
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,429,660
Owens-Brockway Glass Container,
Inc.
500,000 5.875%,  8/15/2023
f
527,850
Parker-Hannifin Corporation
1,750,000 4.000%,  6/14/2049 2,191,754
Roper Technologies, Inc.
1,260,000 3.800%,  12/15/2026 1,467,628

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Capital Goods (2.9%) - continued
Spirit AeroSystems, Inc.
$ 1,800,000
1.113%,  (LIBOR 3M +
0.800%), 6/15/2021
b
$ 1,669,395
Textron, Inc.
720,000 4.300%,  3/1/2024 775,060
370,000 3.875%,  3/1/2025 399,134
1,440,000 3.650%,  3/15/2027 1,543,803
United Rentals North America, Inc.
360,000 4.000%,  7/15/2030 372,600
United Technologies Corporation
1,075,000 3.950%,  8/16/2025 1,245,045
1,075,000 4.450%,  11/16/2038 1,388,476
Total 30,466,205
Collateralized Mortgage Obligations (0.1%)
GMAC Mortgage Corporation
Loan Trust
90,681
0.672%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,i
95,672
IndyMac Seconds Asset-Backed
Trust
617,388
0.512%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
b,i
334,581
Wachovia Mortgage Loan Trust,
LLC
282,817
3.898%,  5/20/2036, Ser.
2006-A, Class 2A1
b
276,139
Total 706,392
Communications Services (8.7%)
AMC Networks, Inc.
160,000 5.000%,  4/1/2024 162,600
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,593,806
AT&T, Inc.
2,150,000
1.498%,  (LIBOR 3M +
1.180%), 6/12/2024
b
2,181,730
760,000 3.400%,  5/15/2025 845,239
2,880,000 4.250%,  3/1/2027 3,371,831
1,519,000 4.300%,  2/15/2030 1,824,355
1,750,000 2.750%,  6/1/2031 1,873,237
1,810,000 4.300%,  12/15/2042 2,142,639
2,850,000 3.100%,  2/1/2043
e
2,919,362
1,800,000 4.500%,  3/9/2048 2,199,626
2,500,000 4.550%,  3/9/2049 3,061,608
British Telecommunications plc
1,800,000 4.500%,  12/4/2023 2,011,502
CCO Holdings, LLC
220,000 5.500%,  5/1/2026
f
232,716
360,000 4.750%,  3/1/2030
f
383,175
140,000 4.500%,  8/15/2030
f
148,386
Charter Communications
Operating, LLC
2,500,000 4.800%,  3/1/2050 3,008,159
1,700,000 4.908%,  7/23/2025 1,970,832
1,525,000 6.484%,  10/23/2045 2,141,989
Clear Channel Worldwide
Holdings, Inc.
360,000 5.125%,  8/15/2027
f
352,800
Comcast Corporation
1,080,000 3.375%,  8/15/2025 1,215,912
1,800,000 3.300%,  4/1/2027 2,057,652
292,000 6.400%,  5/15/2038 459,353
Principal
Amount Long-Term Fixed Income (93.3%) Value
Communications Services (8.7%) - continued
$ 1,600,000 4.600%,  10/15/2038 $ 2,165,482
1,850,000 3.750%,  4/1/2040 2,305,087
1,800,000 4.650%,  7/15/2042 2,453,018
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
f
2,022,613
315,000 4.800%,  2/1/2035
f
404,978
1,400,000 4.700%,  12/15/2042
f
1,847,908
Crown Castle International
Corporation
2,340,000 5.250%,  1/15/2023 2,601,438
CSC Holdings, LLC
300,000 4.125%,  12/1/2030
f
316,125
Discovery Communications, LLC
2,500,000 4.650%,  5/15/2050 3,001,014
900,000 4.900%,  3/11/2026 1,054,924
Fox Corporation
1,800,000 5.476%,  1/25/2039 2,489,664
Front Range BidCo, Inc.
180,000 4.000%,  3/1/2027
f
180,398
iHeartCommunications, Inc.
100,000 4.750%,  1/15/2028
f
99,280
Level 3 Financing, Inc.
360,000 5.250%,  3/15/2026 376,009
Nexstar Escrow Corporation
360,000 5.625%,  7/15/2027
f
385,308
Omnicom Group, Inc.
560,000 3.650%,  11/1/2024 620,081
700,000 4.200%,  6/1/2030 832,288
SFR Group SA
180,000 7.375%,  5/1/2026
f
191,997
Sinclair Television Group, Inc.
360,000 5.875%,  3/15/2026
f
360,900
Sirius XM Radio, Inc.
360,000 4.125%,  7/1/2030
f
379,908
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 168,571
Sprint Corporation
3,120,000 7.125%,  6/15/2024 3,639,636
Time Warner Cable, Inc.
2,200,000 4.125%,  2/15/2021 2,221,373
Time Warner Entertainment
Company, LP
780,000 8.375%,  3/15/2023 924,066
T-Mobile USA, Inc.
200,000 4.500%,  2/1/2026 206,000
3,550,000 3.750%,  4/15/2027
f
4,033,545
VeriSign, Inc.
360,000 4.750%,  7/15/2027 390,881
Verizon Communications, Inc.
1,400,000 4.000%,  3/22/2050 1,883,647
1,260,000 3.500%,  11/1/2024 1,404,236
2,600,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
2,660,892
2,150,000 4.272%,  1/15/2036 2,762,433
1,080,000 5.250%,  3/16/2037 1,523,081
Viacom, Inc.
1,800,000 4.375%,  3/15/2043 1,996,953
Virgin Media Secured Finance plc
540,000 5.500%,  8/15/2026
f
573,636
Vodafone Group plc
1,350,000 5.000%,  5/30/2038 1,749,629
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,603,232
2,100,000 3.500%,  5/13/2040 2,412,346

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Communications Services (8.7%) - continued
Windstream Services, LLC
$ 90,000 8.625%,  10/31/2025
c,f
$ 54,000
Total 90,455,086
Consumer Cyclical (5.3%)
Amazon.com, Inc.
1,800,000 1.500%,  6/3/2030 1,864,556
American Honda Finance
Corporation
1,400,000 2.150%,  9/10/2024 1,478,515
Brookfield Property REIT, Inc.
170,000 5.750%,  5/15/2026
f
140,571
Brookfield Residential Properties,
Inc.
225,000 6.250%,  9/15/2027
f
225,000
Cedar Fair, LP
280,000 5.250%,  7/15/2029 264,516
Choice Hotels International, Inc.
1,900,000 3.700%,  1/15/2031 1,982,992
Colt Merger Sub, Inc.
180,000 6.250%,  7/1/2025
f
188,460
D.R. Horton, Inc.
1,050,000 2.600%,  10/15/2025 1,121,804
Daimler Finance North America,
LLC
1,100,000
1.106%,  (LIBOR 3M +
0.550%), 5/4/2021
b,f
1,098,482
1,100,000 1.750%,  3/10/2023
f
1,125,141
Ford Motor Credit Company, LLC
1,100,000 3.470%,  4/5/2021 1,100,000
1,425,000 4.250%,  9/20/2022 1,453,500
General Motors Company
700,000 6.125%,  10/1/2025 816,075
3,575,000 6.800%,  10/1/2027 4,353,124
770,000 5.000%,  4/1/2035 847,506
General Motors Financial
Company, Inc.
1,900,000 3.450%,  4/10/2022 1,952,564
1,490,000 4.000%,  1/15/2025 1,585,744
Hanesbrands, Inc.
360,000 4.625%,  5/15/2024
f
380,772
Harley-Davidson Financial
Services, Inc.
1,870,000 4.050%,  2/4/2022
f
1,942,434
Home Depot, Inc.
1,750,000 2.500%,  4/15/2027 1,936,329
1,820,000 4.250%,  4/1/2046 2,452,898
Hyundai Capital America
1,050,000 3.000%,  3/18/2021
f
1,060,254
2,150,000 2.450%,  6/15/2021
f
2,170,313
Hyundai Capital Services, Inc.
1,080,000 3.000%,  3/6/2022
f
1,108,628
Kohl's Corporation
1,500,000 9.500%,  5/15/2025 1,788,333
Lennar Corporation
1,270,000 2.950%,  11/29/2020 1,264,742
1,100,000 4.125%,  1/15/2022 1,126,125
1,100,000 4.500%,  4/30/2024 1,190,750
Lowe's Companies, Inc.
1,100,000 5.000%,  4/15/2040 1,503,165
Marriott International
1,100,000 4.625%,  6/15/2030 1,179,200
Mastercard, Inc.
1,100,000 3.850%,  3/26/2050 1,472,777
Principal
Amount Long-Term Fixed Income (93.3%) Value
Consumer Cyclical (5.3%) - continued
McDonald's Corporation
$ 1,825,000 4.450%,  3/1/2047 $ 2,377,697
ServiceMaster Company, LLC
280,000 5.125%,  11/15/2024
f
288,400
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
f
66,150
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
f
42,932
ViacomCBS, Inc.
1,800,000 4.200%,  5/19/2032 2,066,771
Visa, Inc.
1,400,000 1.900%,  4/15/2027 1,495,412
Volkswagen Group of America
Finance, LLC
1,550,000 4.250%,  11/13/2023
f
1,711,727
1,750,000 3.350%,  5/13/2025
f
1,909,539
Walgreens Boots Alliance. Inc.
3,000,000 4.100%,  4/15/2050 3,121,661
Total 55,255,559
Consumer Non-Cyclical (12.5%)
Abbott Laboratories
1,632,000 3.750%,  11/30/2026 1,921,000
810,000 4.750%,  11/30/2036 1,138,872
1,500,000 6.000%,  4/1/2039 2,387,167
AbbVie, Inc.
2,540,000 3.200%,  5/14/2026 2,836,026
1,450,000 2.950%,  11/21/2026
f
1,600,257
1,800,000 3.200%,  11/21/2029
f
2,023,051
1,800,000 4.050%,  11/21/2039
f
2,204,623
Albertson's Companies, Inc.
360,000 6.625%,  6/15/2024 374,616
Altria Group, Inc.
1,800,000 4.450%,  5/6/2050 2,137,777
1,800,000 4.800%,  2/14/2029 2,169,130
2,850,000 5.800%,  2/14/2039 3,753,138
Amgen, Inc.
1,800,000 3.375%,  2/21/2050 2,108,226
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 2,199,501
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,545,755
2,500,000 3.500%,  6/1/2030 2,860,618
1,450,000 4.600%,  4/15/2048 1,793,795
1,800,000 4.439%,  10/6/2048 2,184,264
BAT Capital Corporation
1,500,000 5.282%,  4/2/2050 1,910,767
1,450,000 3.222%,  8/15/2024 1,565,461
1,750,000 4.700%,  4/2/2027 2,039,495
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
f
30,149
Baxalta, Inc.
871,000 4.000%,  6/23/2025 994,865
Becton, Dickinson and Company
1,750,000 3.363%,  6/6/2024 1,903,964
2,150,000 3.700%,  6/6/2027 2,460,208
Boston Scientific Corporation
1,340,000 3.375%,  5/15/2022 1,403,390
1,050,000 3.750%,  3/1/2026 1,208,995
928,000 7.375%,  1/15/2040 1,515,701
Bunge, Ltd. Finance Corporation
1,080,000 3.500%,  11/24/2020 1,087,563

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Consumer Non-Cyclical (12.5%) - continued
Cargill, Inc.
$ 1,750,000 3.250%,  5/23/2029
f
$ 1,998,673
Centene Corporation
1,100,000 5.375%,  6/1/2026
f
1,176,351
90,000 4.250%,  12/15/2027 95,625
270,000 4.625%,  12/15/2029 301,120
3,895,000 3.375%,  2/15/2030 4,137,230
Cigna Corporation
1,800,000 4.125%,  11/15/2025 2,085,328
2,150,000 2.400%,  3/15/2030 2,288,020
1,800,000 4.800%,  8/15/2038 2,386,183
Conagra Brands, Inc.
500,000 4.600%,  11/1/2025 582,924
Constellation Brands, Inc.
800,000 4.400%,  11/15/2025 942,704
360,000 3.500%,  5/9/2027 409,919
1,700,000 5.250%,  11/15/2048 2,425,159
CVS Health Corporation
1,050,000 4.250%,  4/1/2050 1,337,911
630,000 4.750%,  12/1/2022 683,627
1,825,000 4.100%,  3/25/2025 2,074,113
900,000 3.875%,  7/20/2025 1,021,640
700,000 3.625%,  4/1/2027 801,169
2,790,000 5.050%,  3/25/2048 3,843,905
DENTSPLY SIRONA, Inc.
2,500,000 3.250%,  6/1/2030 2,734,812
Encompass Health Corporation
175,000 4.500%,  2/1/2028 182,875
HCA, Inc.
360,000 5.375%,  2/1/2025 405,900
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
f
1,967,056
Imperial Tobacco Finance plc
1,310,000 3.750%,  7/21/2022
f
1,369,212
JBS USA, LLC
360,000 6.500%,  4/15/2029
f
407,700
Keurig Dr. Pepper, Inc.
1,750,000 3.800%,  5/1/2050 2,163,467
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 134,287
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050
f
1,289,938
720,000 3.000%,  6/1/2026 761,322
250,000 3.750%,  4/1/2030
f
270,893
Kroger Company
1,800,000 2.650%,  10/15/2026 1,983,284
Mylan, Inc.
1,800,000 5.200%,  4/15/2048 2,355,116
Nestle Holdings, Inc.
2,150,000 3.900%,  9/24/2038
f
2,859,741
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
f
382,907
Perrigo Finance Unlimited
Company
1,100,000 3.150%,  6/15/2030 1,172,362
QBE Insurance Group, Ltd.
1,425,000 5.875%,  5/12/2025
b,f,h
1,492,688
Reckitt Benckiser Treasury
Services plc
1,620,000 2.750%,  6/26/2024
f
1,746,897
Reynolds American, Inc.
2,000,000 4.850%,  9/15/2023 2,245,008
940,000 5.850%,  8/15/2045 1,242,103
Principal
Amount Long-Term Fixed Income (93.3%) Value
Consumer Non-Cyclical (12.5%) - continued
Shire Acquisitions Investments
Ireland Designated Activity
Company
$ 1,800,000 2.875%,  9/23/2023 $ 1,917,015
Smithfield Foods, Inc.
4,500,000 2.650%,  10/3/2021
f
4,490,464
Sysco Corporation
900,000 5.950%,  4/1/2030 1,142,016
Tenet Healthcare Corporation
360,000 5.125%,  11/1/2027
f
382,500
Thermo Fisher Scientific, Inc.
720,000 2.950%,  9/19/2026 806,595
Tyson Foods, Inc.
720,000 3.550%,  6/2/2027 819,995
UnitedHealth Group, Inc.
1,800,000 2.950%,  10/15/2027 2,046,542
760,000 4.750%,  7/15/2045 1,092,829
1,775,000 4.450%,  12/15/2048 2,490,618
Upjohn, Inc.
1,100,000 4.000%,  6/22/2050
f
1,253,614
2,200,000 3.850%,  6/22/2040
f
2,503,815
VRX Escrow Corporation
450,000 6.125%,  4/15/2025
f
464,625
Zimmer Biomet Holdings, Inc.
2,100,000 3.550%,  3/20/2030 2,350,949
Total 129,879,120
Energy (9.5%)
Antero Resources Corporation
60,000 5.000%,  3/1/2025 38,025
Baker Hughes, LLC
1,425,000 4.486%,  5/1/2030 1,694,604
BP Capital Markets America, Inc.
1,800,000 3.000%,  2/24/2050 1,943,261
910,000 3.119%,  5/4/2026 1,014,817
1,440,000 3.017%,  1/16/2027 1,594,352
1,050,000 3.543%,  4/6/2027 1,191,743
BP Capital Markets plc
1,510,000 3.814%,  2/10/2024 1,668,140
Buckeye Partners, LP
210,000 4.125%,  3/1/2025
f
211,050
Canadian Natural Resources, Ltd.
1,800,000 2.950%,  7/15/2030 1,846,629
Centennial Resource Production,
LLC
360,000 5.375%,  1/15/2026
f
161,100
Cheniere Corpus Christi Holdings,
LLC
1,750,000 3.700%,  11/15/2029
f
1,854,881
Cheniere Energy Partners, LP
540,000 4.500%,  10/1/2029 571,212
Chesapeake Energy Corporation
252,000 11.500%,  1/1/2025
f,j,k
23,310
Continental Resources, Inc.
1,800,000 4.500%,  4/15/2023 1,797,912
Diamondback Energy, Inc.
2,400,000 3.500%,  12/1/2029 2,402,677
El Paso Pipeline Partners
Operating Company, LLC
720,000 4.700%,  11/1/2042 824,651
Enagas SA
180,000 5.500%,  1/15/2028
f
160,178
Enbridge, Inc.
1,050,000 5.750%,  7/15/2080
b
1,070,246

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Energy (9.5%) - continued
Energy Transfer Operating, LP
$ 2,350,000 3.750%,  5/15/2030 $ 2,323,726
1,800,000 6.000%,  6/15/2048 1,897,046
Energy Transfer Partners, LP
2,520,000 4.200%,  4/15/2027 2,633,957
Enterprise Products Operating,
LLC
2,300,000 3.200%,  2/15/2052
e
2,283,448
1,010,000 3.700%,  2/15/2026 1,148,975
1,800,000 4.875%,  8/16/2077
b
1,597,500
EOG Resources, Inc.
600,000 4.950%,  4/15/2050 820,510
2,000,000 4.375%,  4/15/2030 2,434,139
EQM Midstream Partners, LP
180,000 5.500%,  7/15/2028 186,624
EQT Corporation
360,000 3.900%,  10/1/2027
g
339,228
Equinor ASA
2,100,000 3.000%,  4/6/2027 2,341,206
1,425,000 3.125%,  4/6/2030 1,622,369
Exxon Mobil Corporation
1,750,000 4.327%,  3/19/2050 2,347,494
Hess Corporation
720,000 3.500%,  7/15/2024 732,088
700,000 4.300%,  4/1/2027 737,261
Kinder Morgan, Inc.
720,000 5.000%,  2/15/2021
f
733,547
1,825,000 5.200%,  3/1/2048 2,342,302
Marathon Oil Corporation
2,150,000 4.400%,  7/15/2027 2,184,650
Marathon Petroleum Corporation
1,440,000 4.750%,  12/15/2023 1,589,570
1,780,000 6.500%,  3/1/2041 2,328,702
MPLX, LP
1,450,000 3.500%,  12/1/2022 1,513,001
1,450,000 4.875%,  6/1/2025 1,642,840
1,750,000 4.800%,  2/15/2029 2,019,224
1,080,000 5.200%,  3/1/2047 1,217,031
Murphy Oil Corporation
140,000 5.875%,  12/1/2027 128,800
Newfield Exploration Company
1,000,000 5.625%,  7/1/2024 999,048
1,711,000 5.375%,  1/1/2026 1,663,825
Noble Energy, Inc.
1,700,000 3.900%,  11/15/2024 1,892,852
1,400,000 5.050%,  11/15/2044 1,869,210
Occidental Petroleum Corporation
5,550,000 4.200%,  3/15/2048 4,511,040
ONEOK, Inc.
1,100,000 2.200%,  9/15/2025 1,081,122
Petroleos Mexicanos
2,900,000 6.500%,  3/13/2027 2,762,250
1,800,000 6.750%,  9/21/2047 1,462,500
Plains All American Pipeline, LP
1,800,000 4.500%,  12/15/2026 1,936,370
1,800,000 3.550%,  12/15/2029 1,777,775
1,800,000 3.800%,  9/15/2030 1,800,449
Sabine Pass Liquefaction, LLC
1,090,000 5.750%,  5/15/2024 1,241,657
700,000 4.500%,  5/15/2030
f
804,196
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
f
1,931,805
Suncor Energy, Inc.
1,080,000 3.600%,  12/1/2024 1,183,748
Principal
Amount Long-Term Fixed Income (93.3%) Value
Energy (9.5%) - continued
$ 1,600,000 3.100%,  5/15/2025 $ 1,741,271
Sunoco Logistics Partners
Operations, LP
1,800,000 3.450%,  1/15/2023 1,850,211
2,500,000 4.000%,  10/1/2027 2,561,463
Sunoco, LP
360,000 5.500%,  2/15/2026 369,000
Williams Companies, Inc.
1,800,000 7.500%,  1/15/2031 2,361,003
Williams Partners, LP
1,070,000 4.500%,  11/15/2023 1,173,071
900,000 3.750%,  6/15/2027 986,547
1,730,000 4.850%,  3/1/2048 2,059,918
Total 99,234,357
Financials (25.4%)
Aegon NV
1,400,000
0.736%,  (USISDA 10Y +
0.100%), 10/15/2020
b,h
1,005,340
AerCap Ireland Capital, Ltd.
540,000 3.950%,  2/1/2022 544,024
1,350,000 6.500%,  7/15/2025 1,448,458
2,200,000 3.875%,  1/23/2028 2,029,797
Air Lease Corporation
1,490,000 3.750%,  2/1/2022 1,511,931
740,000 4.250%,  9/15/2024 755,217
Ally Financial, Inc.
170,000 5.750%,  11/20/2025 191,917
American International Group, Inc.
1,800,000 4.200%,  4/1/2028 2,122,041
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 1,944,539
Australia and New Zealand
Banking Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,f
1,867,232
Aviation Capital Group, LLC
1,700,000 5.500%,  12/15/2024
f
1,741,187
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
f
653,250
3,600,000 4.375%,  5/1/2026
f
3,184,661
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 6.500%,  3/5/2025
b,h
1,522,000
Banco del Estado de Chile
2,150,000 2.704%,  1/9/2025
f
2,227,938
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,904,499
1,200,000 4.379%,  4/12/2028 1,387,829
1,000,000 3.490%,  5/28/2030 1,107,783
Bank of America Corporation
1,857,000 3.004%,  12/20/2023
b
1,957,402
1,670,000 4.200%,  8/26/2024 1,872,070
1,640,000 6.500%,  10/23/2024
b,h
1,835,660
1,800,000 4.000%,  1/22/2025 2,011,628
1,250,000 3.950%,  4/21/2025 1,399,837
730,000 3.875%,  8/1/2025 834,939
1,800,000 3.093%,  10/1/2025
b
1,952,785
1,800,000 3.705%,  4/24/2028
b
2,058,978
1,450,000 4.271%,  7/23/2029
b
1,726,629
2,030,000 3.194%,  7/23/2030
b
2,268,858
Bank of New York Mellon
Corporation
1,075,000 4.700%,  9/20/2025
b,h
1,163,989
Bank of Nova Scotia
2,250,000 4.900%,  6/4/2025
b,h
2,311,560

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Financials (25.4%) - continued
Barclays Bank plc
$ 1,090,000 10.179%,  6/12/2021
f
$ 1,170,906
Barclays plc
1,800,000 7.875%,  3/15/2022
b,h
1,845,792
1,600,000 4.338%,  5/16/2024
b
1,735,177
350,000 8.000%,  6/15/2024
b,h
370,563
720,000 4.836%,  5/9/2028 811,437
Berkshire Hathaway Finance
Corporation
1,050,000 4.250%,  1/15/2049 1,449,740
Boston Properties, LP
1,800,000 2.750%,  10/1/2026 1,957,533
1,100,000 3.250%,  1/30/2031 1,219,708
BPCE SA
1,080,000 3.000%,  5/22/2022
f
1,119,824
735,000 5.700%,  10/22/2023
f
824,858
810,000 5.150%,  7/21/2024
f
908,334
Capital One Bank USA NA
1,000,000 3.375%,  2/15/2023 1,058,149
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 2,032,758
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,h
1,587,750
CIT Group, Inc.
180,000 4.125%,  3/9/2021 180,675
540,000 5.250%,  3/7/2025 577,800
Citigroup, Inc.
1,100,000 3.142%,  1/24/2023
b
1,138,788
1,440,000
1.780%,  (LIBOR 3M +
1.430%), 9/1/2023
b
1,462,515
1,800,000 4.700%,  1/30/2025
b,h
1,752,750
1,900,000 3.352%,  4/24/2025
b
2,068,256
2,630,000 4.400%,  6/10/2025 2,984,924
1,695,000 5.500%,  9/13/2025 2,021,291
1,090,000 3.700%,  1/12/2026 1,236,250
1,510,000 4.450%,  9/29/2027 1,758,852
Citizens Bank NA
720,000 2.650%,  5/26/2022 743,931
Citizens Financial Group, Inc.
720,000 2.375%,  7/28/2021 732,784
CNA Financial Corporation
1,130,000 7.250%,  11/15/2023 1,352,642
350,000 3.950%,  5/15/2024 385,408
1,750,000 3.450%,  8/15/2027 1,948,466
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,h
1,227,970
Commerzbank AG
1,800,000 8.125%,  9/19/2023
f
2,079,633
CoreStates Capital III
1,360,000
0.962%,  (LIBOR 3M +
0.570%), 2/15/2027
b,f
1,222,023
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
f
91,620
Credit Agricole SA
720,000 3.375%,  1/10/2022
f
746,791
2,200,000 3.250%,  1/14/2030
f
2,414,036
Credit Suisse Group AG
1,800,000 3.574%,  1/9/2023
f
1,867,284
2,300,000 7.500%,  7/17/2023
b,f,h
2,425,442
2,150,000 2.193%,  6/5/2026
b,f
2,215,690
1,400,000 5.100%,  1/24/2030
b,f,g,h
1,383,900
Danske Bank AS
2,950,000 5.000%,  1/12/2023
b,f
3,095,844
1,050,000 3.244%,  12/20/2025
b,f
1,125,716
Principal
Amount Long-Term Fixed Income (93.3%) Value
Financials (25.4%) - continued
Deutsche Bank AG
$ 2,200,000 6.000%,  10/30/2025
b,h
$ 1,914,660
2,800,000 3.961%,  11/26/2025
b
2,986,048
Digital Realty Trust, LP
1,550,000 2.750%,  2/1/2023 1,628,497
Discover Bank
865,000 4.200%,  8/8/2023 953,497
1,400,000 2.450%,  9/12/2024 1,485,130
2,510,000 4.682%,  8/9/2028
b
2,604,351
Fidelity National Financial, Inc.
730,000 5.500%,  9/1/2022 786,977
Fidelity National Information
Services, Inc.
1,100,000 3.750%,  5/21/2029 1,316,848
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 2,281,415
Five Corners Funding Trust
2,890,000 4.419%,  11/15/2023
f
3,227,126
GE Capital Funding, LLC
2,100,000 4.050%,  5/15/2027
f
2,234,395
1,100,000 4.400%,  5/15/2030
f
1,159,126
GE Capital International Funding
Company
1,750,000 4.418%,  11/15/2035 1,808,783
Goldman Sachs Group, Inc.
1,150,000 2.876%,  10/31/2022
b
1,180,719
1,080,000 2.908%,  6/5/2023
b
1,122,273
810,000 4.000%,  3/3/2024 899,742
2,550,000 3.850%,  7/8/2024 2,823,529
1,800,000 4.950%,  2/10/2025
b,h
1,805,530
1,510,000 4.250%,  10/21/2025 1,724,752
HCP, Inc.
37,000 4.250%,  11/15/2023 40,542
Healthpeak Properties, Inc.
1,050,000 2.875%,  1/15/2031 1,114,005
HSBC Holdings plc
720,000 6.875%,  6/1/2021
b,h
734,021
1,800,000
1.386%,  (LIBOR 3M +
1.000%), 5/18/2024
b
1,799,412
1,150,000 3.803%,  3/11/2025
b
1,245,456
1,440,000 4.300%,  3/8/2026 1,647,129
900,000 6.000%,  5/22/2027
b,h
890,550
1,080,000 4.041%,  3/13/2028
b
1,205,359
Icahn Enterprises, LP
360,000 6.250%,  5/15/2026 380,437
ING Groep NV
2,500,000 4.100%,  10/2/2023 2,755,021
International Lease Finance
Corporation
1,440,000 5.875%,  8/15/2022 1,554,818
Itau Unibanco Holding SA
2,200,000 2.900%,  1/24/2023
f
2,197,272
J.P. Morgan Chase & Company
730,000 6.750%,  2/1/2024
b,h
809,081
1,800,000 5.000%,  8/1/2024
b,h
1,811,250
2,000,000 3.875%,  9/10/2024 2,235,248
1,800,000 4.600%,  2/1/2025
b,h
1,741,680
2,200,000 3.900%,  7/15/2025 2,505,183
1,800,000 2.950%,  10/1/2026 2,000,129
1,800,000 2.956%,  5/13/2031
b
1,961,452
1,400,000 3.882%,  7/24/2038
b
1,744,065
1,850,000 5.500%,  10/15/2040 2,769,991
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,641,235

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Financials (25.4%) - continued
Kimco Realty Corporation
$ 2,900,000 3.300%,  2/1/2025 $ 3,116,466
Liberty Mutual Group, Inc.
1,065,000 4.950%,  5/1/2022
f
1,139,050
Lincoln National Corporation
1,850,000 4.000%,  9/1/2023 2,020,703
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,237,409
Lloyds Banking Group plc
2,250,000 2.858%,  3/17/2023
b
2,325,039
1,050,000 7.500%,  6/27/2024
b,h
1,107,750
700,000 7.500%,  9/27/2025
b,h
741,125
1,100,000 2.438%,  2/5/2026
b
1,154,787
Marsh & McLennan Companies,
Inc.
800,000 4.375%,  3/15/2029 990,226
MGM Growth Properties Operating
Partnership, LP
360,000 4.500%,  9/1/2026 374,400
Mitsubishi UFJ Financial Group,
Inc.
1,050,000 3.455%,  3/2/2023 1,123,462
Mizuho Financial Group, Inc.
1,440,000 3.663%,  2/28/2027 1,624,485
Morgan Stanley
1,795,000 4.875%,  11/1/2022 1,956,783
1,810,000
1.664%,  (LIBOR 3M +
1.400%), 10/24/2023
b
1,838,518
1,000,000 2.720%,  7/22/2025
b
1,069,054
1,130,000 4.000%,  7/23/2025 1,299,692
720,000 3.125%,  7/27/2026 808,323
1,490,000 4.350%,  9/8/2026 1,745,947
2,400,000 3.622%,  4/1/2031
b
2,806,511
930,000 4.300%,  1/27/2045 1,259,286
MPT Operating Partnership, LP
360,000 5.000%,  10/15/2027 386,100
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
f
1,716,466
1,080,000 4.000%,  9/14/2026
f
1,187,489
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
f
2,011,803
Nippon Life Insurance Company
1,450,000 3.400%,  1/23/2050
b,f
1,544,250
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
f
661,248
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
f
1,880,715
Preferred Term Securities XXIII,
Ltd.
117,617
0.513%,  (LIBOR 3M +
0.200%), 12/22/2036
b,f
96,572
Provident Financing Trust I
1,700,000 7.405%,  3/15/2038 1,914,619
Prudential Financial, Inc.
2,200,000 3.700%,  3/13/2051 2,631,026
700,000 5.200%,  3/15/2044
b
739,464
Realty Income Corporation
2,170,000 3.875%,  7/15/2024 2,399,988
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,554,384
Regions Financial Corporation
1,400,000 5.750%,  6/15/2025
b,h
1,491,000
Principal
Amount Long-Term Fixed Income (93.3%) Value
Financials (25.4%) - continued
Reinsurance Group of America,
Inc.
$ 1,450,000 4.700%,  9/15/2023 $ 1,601,185
Royal Bank of Scotland Group plc
1,080,000 8.625%,  8/15/2021
b,h
1,128,373
1,440,000 3.498%,  5/15/2023
b
1,505,709
1,440,000 3.875%,  9/12/2023 1,563,926
1,500,000 4.269%,  3/22/2025
b
1,651,595
2,100,000 6.000%,  12/29/2025
b,h
2,205,000
600,000 3.754%,  11/1/2029
b
628,286
Santander Holdings USA, Inc.
1,350,000 3.450%,  6/2/2025 1,444,481
Santander UK Group Holdings plc
1,500,000 4.750%,  9/15/2025
f
1,644,900
Spirit Realty, LP
2,250,000 3.400%,  1/15/2030 2,278,204
Standard Chartered plc
1,550,000 2.744%,  9/10/2022
b,f
1,568,582
1,750,000
1.422%,  (LIBOR 3M +
1.150%), 1/20/2023
b,f
1,752,730
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,115,228
1,050,000 3.950%,  12/1/2027 1,107,971
Truist Financial Corporation
800,000 4.950%,  9/1/2025
b,h
854,000
UBS Group Funding Jersey, Ltd.
900,000 2.650%,  2/1/2022
f
929,939
1,510,000 4.125%,  9/24/2025
f
1,733,939
UBS Group Funding Switzerland
AG
1,440,000 4.253%,  3/23/2028
f
1,674,358
Ventas Realty, LP
720,000 3.500%,  2/1/2025 767,204
VEREIT Operating Partnership, LP
750,000 4.625%,  11/1/2025 823,956
1,900,000 3.400%,  1/15/2028 1,971,298
VICI Properties, LP / VICI Note
Company, Inc.
90,000 4.250%,  12/1/2026
f
92,700
90,000 4.625%,  12/1/2029
f
94,725
Wells Fargo & Company
2,000,000 4.125%,  8/15/2023 2,185,767
1,440,000 3.000%,  4/22/2026 1,577,935
1,800,000 2.393%,  6/2/2028
b
1,891,076
Welltower, Inc.
1,300,000 4.000%,  6/1/2025 1,457,179
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,653,092
Total 264,462,000
Foreign Government (0.4%)
Bahrain Government International
Bond
1,750,000 5.875%,  1/26/2021 1,776,845
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
f
584,375
Qatar Government International
Bond
1,100,000 4.500%,  4/23/2028
f
1,329,130
Total 3,690,350

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Mortgage-Backed Securities (3.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 5,110,860 3.000%,  3/25/2050 $ 5,412,104
443,554 3.000%,  4/1/2050 469,698
3,113,791 3.500%,  7/1/2047 3,294,226
Federal National Mortgage
Association
575,095 4.500%,  5/1/2048 618,716
2,291,644 3.500%,  10/1/2048 2,419,941
2,018,503 3.500%,  6/1/2049 2,134,284
2,628,424 3.500%,  8/1/2049 2,782,014
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,150,000 2.000%,  8/1/2035
e
2,236,336
4,750,000 2.500%,  8/1/2035
e
4,985,273
1,325,000 2.000%,  9/1/2035
e
1,376,344
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,000,000 2.500%,  8/1/2050
e
6,303,047
4,100,000 2.000%,  9/1/2050
e
4,239,818
500,000 3.000%,  9/1/2043
e
527,794
2,361,679 4.000%,  7/1/2048 2,507,151
Total 39,306,746
Technology (5.4%)
Apple, Inc.
2,550,000 3.250%,  2/23/2026 2,893,393
1,080,000 3.750%,  9/12/2047 1,391,428
Applied Materials, Inc.
720,000 3.300%,  4/1/2027 833,838
Broadcom Corporation
4,350,000 3.875%,  1/15/2027 4,831,937
1,800,000 3.500%,  1/15/2028 1,953,633
Broadcom, Inc.
2,150,000 4.250%,  4/15/2026
f
2,428,037
1,800,000 5.000%,  4/15/2030
f
2,139,063
Dell International, LLC/ EMC
Corporation
700,000 6.100%,  7/15/2027
f
827,467
Diamond 1 Finance Corporation
238,000 5.875%,  6/15/2021
f
238,298
3,775,000 6.020%,  6/15/2026
f
4,425,610
Diamond Sports Group, LLC
130,000 5.375%,  8/15/2026
f
100,109
180,000 6.625%,  8/15/2027
f
98,550
Fiserv, Inc.
700,000 2.750%,  7/1/2024 755,560
1,775,000 3.200%,  7/1/2026 2,000,141
2,100,000 2.650%,  6/1/2030 2,297,467
Hewlett Packard Enterprise
Company
1,250,000 2.250%,  4/1/2023 1,292,897
1,400,000 4.650%,  10/1/2024 1,574,268
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
f
375,030
Lam Research Corporation
1,750,000 4.000%,  3/15/2029 2,128,388
Marvell Technology Group, Ltd.
900,000 4.200%,  6/22/2023 973,948
1,100,000 4.875%,  6/22/2028 1,353,048
Micron Technology, Inc.
1,750,000 5.327%,  2/6/2029 2,133,062
Principal
Amount Long-Term Fixed Income (93.3%) Value
Technology (5.4%) - continued
NVIDIA Corporation
$ 1,800,000 3.500%,  4/1/2040 $ 2,148,858
NXP BV/NXP Funding, LLC
1,750,000 4.875%,  3/1/2024
f
1,968,517
1,750,000 5.350%,  3/1/2026
f
2,096,987
NXP Funding, LLC
1,100,000 3.150%,  5/1/2027
f
1,197,706
Oracle Corporation
2,100,000 2.800%,  4/1/2027 2,331,800
1,800,000 4.300%,  7/8/2034 2,311,151
Panasonic Corporation
1,600,000 3.113%,  7/19/2029
f
1,773,171
Seagate HDD Cayman
3,029,000 4.125%,  1/15/2031
f
3,251,083
Texas Instruments, Inc.
1,800,000 4.150%,  5/15/2048 2,503,957
Total 56,628,402
Transportation (1.7%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,380,258
Aircastle, Ltd.
1,785,000 4.400%,  9/25/2023 1,769,667
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 2,139,169
1,800,000 4.050%,  6/15/2048 2,383,576
CSX Corporation
1,100,000 2.400%,  2/15/2030 1,188,325
Delta Air Lines, Inc.
752,757 4.250%,  7/30/2023 688,354
1,800,000 2.900%,  10/28/2024 1,561,742
300,000 7.000%,  5/1/2025
f
320,625
Penske Truck Leasing Company,
LP
1,400,000 3.375%,  2/1/2022
f
1,444,836
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,633,255
2,200,000 5.125%,  6/15/2027 2,308,280
United Airlines Pass Through Trust
678,695 3.750%,  9/3/2026 626,426
XPO Logistics, Inc.
360,000 6.125%,  9/1/2023
f
367,088
Total 17,811,601
U.S. Government & Agencies (5.5%)
U.S. Treasury Bonds
8,500,000 2.000%,  2/15/2050 10,206,641
3,600,000 1.250%,  5/15/2050 3,643,031
7,500,000 1.625%,  8/15/2029 8,247,949
11,000,000 1.750%,  11/15/2029 12,245,664
5,000,000 1.500%,  2/15/2030 5,456,640
14,000,000 2.250%,  8/15/2049 17,636,172
Total 57,436,097
Utilities (8.2%)
AEP Transmission Company, LLC
2,520,000 3.100%,  12/1/2026 2,853,770
Ameren Illinois Company
1,050,000 4.500%,  3/15/2049 1,489,982
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 2,222,793
Arizona Public Service Company
1,800,000 3.500%,  12/1/2049 2,112,521

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Utilities (8.2%) - continued
Baltimore Gas and Electric
Company
$ 1,440,000 2.400%,  8/15/2026 $ 1,557,701
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,984,809
CenterPoint Energy, Inc.
2,340,000 2.500%,  9/1/2022 2,428,058
1,750,000 2.950%,  3/1/2030 1,931,146
CMS Energy Corporation
1,440,000 3.450%,  8/15/2027 1,630,556
Consolidated Edison Company of
New York, Inc.
720,000 2.900%,  12/1/2026 789,289
2,250,000 4.125%,  5/15/2049 2,960,064
Dominion Energy, Inc.
1,600,000 3.071%,  8/15/2024 1,737,892
1,250,000 4.650%,  12/15/2024
b,h
1,273,001
Duke Energy Corporation
2,160,000 2.650%,  9/1/2026 2,381,068
2,160,000 3.150%,  8/15/2027 2,441,205
1,800,000 3.750%,  9/1/2046 2,217,787
Edison International
3,700,000 5.750%,  6/15/2027 4,311,752
Exelon Corporation
900,000 3.497%,  6/1/2022 942,460
880,000 3.950%,  6/15/2025 1,008,948
340,000 3.400%,  4/15/2026 384,982
Exelon Generation Company, LLC
1,700,000 3.250%,  6/1/2025 1,876,506
FirstEnergy Corporation
2,520,000 3.900%,  7/15/2027 2,775,326
700,000 4.850%,  7/15/2047 865,087
FirstEnergy Transmission, LLC
1,850,000 5.450%,  7/15/2044
f
2,409,185
Georgia Power Company
1,800,000 2.650%,  9/15/2029 1,944,426
ITC Holdings Corporation
2,920,000 4.050%,  7/1/2023 3,153,470
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,939,912
Nevada Power Company
1,700,000 6.750%,  7/1/2037 2,691,164
NextEra Energy Operating
Partners, LP
360,000 3.875%,  10/15/2026
f
376,200
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 1,427,573
NiSource, Inc.
1,800,000 3.600%,  5/1/2030 2,120,076
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,920,119
Pacific Gas and Electric Company
730,000 2.950%,  3/1/2026
c,g
760,032
1,100,000 3.300%,  12/1/2027
c
1,162,280
1,100,000 3.950%,  12/1/2047
c
1,168,229
PPL Capital Funding, Inc.
1,795,000 3.500%,  12/1/2022 1,897,621
1,810,000 3.950%,  3/15/2024 1,971,464
PPL Electric Utilities Corporation
2,200,000 3.000%,  10/1/2049 2,537,457
Principal
Amount Long-Term Fixed Income (93.3%) Value
Utilities (8.2%) - continued
San Diego Gas and Electric
Company
$ 1,800,000 4.150%,  5/15/2048 $ 2,364,130
Sempra Energy
1,400,000 4.875%,  10/15/2025
b,h
1,449,420
1,800,000 3.250%,  6/15/2027 2,029,456
Southern California Edison
Company
1,800,000 3.650%,  2/1/2050 2,055,538
Southern Company
4,370,000 3.250%,  7/1/2026 4,962,114
TerraForm Power Operating, LLC
360,000 5.000%,  1/31/2028
f
396,900
Total 84,913,469
Total Long-Term Fixed Income
(cost $877,330,382) 969,819,847
Shares
Registered Investment
Companies ( 2.0% ) Value
Unaffiliated  (2.0%)
70,000 iShares J.P. Morgan USD
Emerging Markets Bond ETF 7,916,300
200,000 iShares S&P U.S. Preferred Stock
Index Fund 7,236,000
70,000 Vanguard Short-Term Corporate
Bond ETF 5,817,000
Total 20,969,300
Total Registered Investment
Companies (cost $19,424,126) 20,969,300
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
2,400,710 Thrivent Cash Management Trust 2,400,710
Total Collateral Held for
Securities Loaned
(cost $2,400,710) 2,400,710
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
12,500 Cobank ACB, 6.250%
b,h
1,281,250
Total 1,281,250
Total Preferred Stock
(cost $1,250,000) 1,281,250
Shares or
Principal
Amount Short-Term Investments ( 5.8% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.125%, 8/12/2020
l,m
99,998
300,000 0.160%, 9/2/2020
l,m
299,977
300,000 0.090%, 9/22/2020
l,m
299,963
Thrivent Core Short-Term Reserve
Fund
5,902,952 0.500% 59,088,550
Total Short-Term Investments
(cost $59,695,369) 59,788,488
Total Investments (cost
$967,020,615) 102.1% $1,060,832,041
Other Assets and Liabilities, Net
(2.1%) (21,571,357)
Total Net Assets 100.0% $1,039,260,684

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $180,856,022 or 17.4%
of total net assets.
g All or a portion of the security is on loan.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i All or a portion of the security is insured or guaranteed.
j Defaulted security.  Interest is not being accrued.
k In bankruptcy.  Interest is not being accrued.
l The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of July
31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,349,108
Total lending $2,349,108
Gross amount payable upon return of
collateral for securities loaned $2,400,710
Net amounts due to counterparty
$51,602
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 193,560 – 193,560 –
Capital Goods 599,374 – 599,374 –
Communications Services 1,382,223 – 1,382,223 –
Consumer Cyclical 1,218,894 – 1,218,894 –
Consumer Non-Cyclical 1,213,159 – 1,213,159 –
Energy 582,582 – 582,582 –
Financials 757,907 – 757,907 –
Technology 624,747 – 624,747 –
Long-Term Fixed Income
Asset-Backed Securities 14,104,361 – 14,104,361 –
Basic Materials 25,470,102 – 25,470,102 –
Capital Goods 30,466,205 – 30,466,205 –
Collateralized Mortgage Obligations 706,392 – 706,392 –
Communications Services 90,455,086 – 90,455,086 –
Consumer Cyclical 55,255,559 – 55,255,559 –
Consumer Non-Cyclical 129,879,120 – 129,879,120 –
Energy 99,234,357 – 99,234,357 –
Financials 264,462,000 – 264,462,000 –
Foreign Government 3,690,350 – 3,690,350 –
Mortgage-Backed Securities 39,306,746 – 39,306,746 –
Technology 56,628,402 – 56,628,402 –
Transportation 17,811,601 – 17,811,601 –
U.S. Government & Agencies 57,436,097 – 57,436,097 –
Utilities 84,913,469 – 84,913,469 –
Registered Investment Companies
Unaffiliated 20,969,300 20,969,300 – –
Preferred Stock
Financials 1,281,250 – 1,281,250 –
Short-Term Investments 699,938 – 699,938 –
Subtotal Investments in Securities $999,342,781 $20,969,300 $978,373,481 $–
Other Investments  * Total
Affiliated Short-Term Investments 59,088,550
Collateral Held for Securities Loaned 2,400,710
Subtotal Other Investments $61,489,260
Total Investments at Value $1,060,832,041
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 587,098 587,098 – –
Total Asset Derivatives $587,098 $587,098 $– $–

Income Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of July 31, 2020. Investments and/or cash totaling $699,938 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 104 September 2020 $ 18,370,152 $ 587,098
Total Futures Long Contracts $ 18,370,152 $ 587,098
Total Futures Contracts $ 18,370,152 $587,098
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $90,196 $281,107 $312,242 $59,089 5,903 5.7%
Total Affiliated Short-Term Investments 90,196 59,089 5.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,587 81,248 87,434 2,401 2,401 0.2
Total Collateral Held for Securities Loaned 8,587 2,401 0.2
Total Value $98,783 $61,490
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $(66) $93 $1 $829
Total Income/Non Income Cash from Affiliated Investments $829
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 16
Total Affiliated Income from Securities Loaned, Net $16
Total $(66) $93 $1

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 93.3% ) Value
Argentina (<0.1%)
1,343 Telecom Argentina SA ADR $ 11,711
Total 11,711
Australia (5.2%)
29,636 AGL Energy, Ltd. 351,052
13,889 Ansell, Ltd. 381,348
100,806 Aristocrat Leisure, Ltd. 1,890,061
1,789 AUB Group, Ltd. 16,667
733,978 Beach Energy, Ltd. 735,588
70,301 BHP Group, Ltd. 1,850,942
38,233 Breville Group, Ltd. 705,135
67,526 BWP Trust 185,116
148,099 Carsales.com, Ltd. 1,936,111
146,429 Charter Hall Group 1,091,624
117,097 Commonwealth Bank of Australia 5,957,287
12,107 Computershare, Ltd. 115,874
56,774 CSL, Ltd. 11,042,682
3,808 Data# 3, Ltd. 15,377
228,398 Genworth Mortgage Insurance
Australia, Ltd. 276,300
195,563 Gold Road Resources, Ltd.
a
263,266
348,198 Independence Group NL 1,146,105
155,616 IPH, Ltd. 824,639
10,158 IRESS, Ltd. 74,625
34,122 Kogan.com, Ltd. 405,934
69,848 Mineral Resources, Ltd. 1,286,170
8,637 Newcrest Mining, Ltd. 220,034
11,207 Nick Scali, Ltd. 58,613
23,049 Northern Star Resources, Ltd. 261,600
20,927 OZ Minerals, Ltd. 203,115
75,036 Pendal Group, Ltd. 310,140
391,842 Perseus Mining, Ltd.
a
446,063
44,896 Pro Medicus, Ltd. 767,345
241,757 Ramelius Resources, Ltd. 382,169
307,829 Regis Resources, Ltd. 1,254,338
38,406 Rio Tinto, Ltd. 2,810,880
43,822 Sandfire Resources, Ltd. 148,935
56,160 Select Harvests, Ltd. 239,801
261,476 Silver Lake Resources, Ltd.
a
468,011
31,233 Smartgroup Corporation, Ltd. 134,362
24,874 Super Retail Group, Ltd. 157,215
142,285 Technology One, Ltd. 853,850
112,409 Transurban Group
a
1,111,893
423,321 Vita Group, Ltd. 309,907
51,601 Webjet, Ltd. 103,042
109,134 Western Areas, Ltd. 187,207
184,910 Westgold Resources, Ltd.
a
317,910
46,491 Woodside Petroleum, Ltd. 661,386
Total 41,959,719
Austria (0.2%)
4,960 AT&S Austria Technologie &
Systemtechnik AG 93,812
10,763 BAWAG Group AG
b
395,125
3,393 Immofinanz AG
a
55,967
22,228 OMV AG
a
702,003
408 Osterreichische Post AG 13,048
14,688 UNIQA Insurance Group AG 92,845
7,562 Wienerberger AG
a
173,433
Total 1,526,233
Belgium (0.5%)
27,229 Barco NV 536,428
23,854 bpost SA 155,158
2,120 Gimv NV 114,237
10,164 Groupe Bruxelles Lambert SA 881,634
Shares Common Stock (93.3%) Value
Belgium (0.5%) - continued
7,003 KBC Ancora
a
$ 234,175
5,938 Mobistar SA 99,424
2,987 NV Bekaert SA 58,157
9,352 SA D'Ieteren NV 504,843
3,764 UCB SA 483,644
20,926 Warehouses De Pauw SCA 673,455
Total 3,741,155
Bermuda (0.1%)
46,000 Alibaba Health Information
Technology, Ltd.
a
127,332
23,500 Johnson Electric Holdings, Ltd. 43,250
17,000 K Wah International Holdings, Ltd. 7,175
6,000 Kerry Logistics Network Limited 9,835
36,000 Road King Infrastructure, Ltd. 48,427
131,000 Shanghai Industrial Urban
Development Group, Ltd. 14,384
494,000 Yuexiu Transport Infrastructure, Ltd. 313,857
Total 564,260
Brazil (0.7%)
67,600 Ambev SA 180,256
43,600 Atacadao SA 186,551
18,300 B3 SA - Brasil Bolsa Balcao 223,674
103,900 Banco ABC Brasil SA 279,441
55,105 Banco Bradesco SA ADR 232,543
19,400 Banco do Brasil SA 125,477
16,214 Banco Santander Brasil SA ADR 92,744
38,600 BR Malls Participacoes SA 73,773
20,789 Companhia Siderurgica Nacional
SA ADR 48,023
21,800 Cosan SA 376,111
94,500 EDP - Energias do Brasil SA 334,592
56,163 Gerdau SA ADR 187,585
60,900 Iochpe-Maxion SA 151,417
77,112 Itau Unibanco Holding SA ADR 393,271
143,900 Itausa SA 294,335
14,300 JBS SA 59,403
136,900 Metalurgica Gerdau SA 209,947
33,100 Petrobras Distribuidora SA 144,670
97,290 Petroleo Brasileiro SA 415,341
17,634 Petroleo Brasileiro SA ADR 152,887
10,200 Raia Drogasil SA 243,886
64,800 Randon SA Implementos e
Participacoes 145,710
46,800 Rumo SA
a
200,691
2,500 Suzano SA
a
20,243
12,178 Telefonica Brasil SA ADR 122,876
3,508 Tim Participacoes SA ADR 52,410
17,100 Tupy SA
a
58,874
18,335 Vale SA ADR 213,419
9,500 WEG SA 123,090
Total 5,343,240
Canada (6.4%)
30,989 Alaris Royalty Corporation 307,241
46,006 Allied Properties REIT 1,377,655
36,432 Bank of Montreal 1,993,159
67,939 Barrick Gold Corporation 1,963,432
17,634 Canadian Natural Resources, Ltd. 311,091
91,219 CGI, Inc.
a
6,515,302
338,242 CI Financial Corporation 4,648,949
63,082 Dollarama, Inc. 2,306,735
99,798 Granite REIT 5,804,072
99,216 Laurentian Bank of Canada 1,966,617
177,890 Manulife Financial Corporation 2,383,908

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Canada (6.4%) - continued
26,394 National Bank of Canada $ 1,246,151
146,439 Northland Power, Inc. 4,012,327
38,305 Onex Corporation 1,702,698
49,291 Peyto Exploration & Development
Corporation 73,231
22,642 Power Corporation of Canada 401,807
88,069 Quebecor, Inc. 2,009,324
11,578 Restaurant Brands International,
Inc. 654,389
38,366 RioCan REIT 428,501
666 Shopify Inc.
a
681,984
62,584 Sun Life Financial, Inc. 2,439,442
9,475 Suncor Energy, Inc. 149,045
5,226 TC Energy Corporation 238,193
14,165 TMX Group, Ltd. 1,447,961
152,140 Toronto-Dominion Bank 6,732,120
Total 51,795,334
Cayman Islands (1.9%)
70,000 3SBio, Inc.
a,b
85,185
7,010 Baidu.com, Inc. ADR
a
836,994
17,000 China Mengniu Dairy Company,
Ltd. 79,772
190,000 China Resources Land, Ltd. 791,903
78,000 Chinasoft International, Ltd. 59,494
140,000 Consun Pharmaceutical Group,
Ltd. 53,753
14,200 ENN Energy Holdings, Ltd. 172,129
95,000 Fu Shou Yuan International Group,
Ltd. 90,110
113,000 Goodbaby International Holdings,
Ltd.
a
18,813
250,000 IGG, Inc. 244,931
102,000 Kingboard Holdings, Ltd. 298,315
44,500 Li Ning Company, Ltd. 143,433
37,500 Longfor Group Holdings, Ltd.
b
185,327
41,800 Meituan Dianping
a
1,034,404
2,054 NetEase, Inc. ADR 941,595
4,001 New Oriental Education &
Technology Group, Inc. ADR
a
560,940
3,793 Pinduoduo, Inc. ADR
a
348,197
49,000 Shimao Property Holdings, Ltd. 207,923
1,158,000 Shui On Land, Ltd. 171,920
169,000 SITC International Holdings
Company, Ltd. 169,535
4,268 TAL Education Group ADR
a
333,630
96,890 Tencent Holdings, Ltd. 6,646,481
13,643 Tencent Music Entertainment Group
ADR
a
220,198
108,000 Tingyi (Cayman Islands) Holding
Corporation 201,333
5,765 Trip.com Group, Ltd. ADR
a
156,808
89,000 Value Partners Group, Ltd. 44,844
27,000 Vinda International Holdings, Ltd. 101,677
9,000 Wuxi Biologics (Cayman), Inc.
a,b
185,795
122,000 Wynn Macau, Ltd. 213,966
46,000 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
46,168
129,200 Xiaomi Corporation
a,b
247,684
58,000 Zhongsheng Group Holdings, Ltd. 358,543
4,071 ZTO Express, Inc. ADR 150,830
Total 15,402,630
Chile (0.1%)
1,136 Banco de Chile ADR 21,129
16,906 Banco Santander Chile SA ADR 289,262
Shares Common Stock (93.3%) Value
Chile (0.1%) - continued
26,904 CAP SA
a
$ 202,567
1,816 Cia Cervecerias Unidas SA ADR 27,186
165,991 Colbun SA 30,036
9,660 Embotelladora Andina SA 24,244
10,892 Empresas CMPC SA 24,128
3,652 Enel Chile SA ADR 15,265
23,513 SMU SA 4,193
Total 638,010
China (2.7%)
551,000 Agricultural Bank of China, Ltd. 195,576
28,816 Alibaba Group Holding, Ltd. ADR
a
7,233,392
11,500 Anhui Conch Cement Company,
Ltd., Class A 101,221
77,500 Anhui Conch Cement Company,
Ltd., Class H 586,067
869,000 Bank of China, Ltd. 289,385
858,000 Bank of Communications
Company, Ltd. 476,264
44,400 Beijing SL Pharmaceutical
Company, Ltd. 88,953
28,200 By-health Company, Ltd 101,144
245,000 China Cinda Asset Management
Company, Ltd. 46,204
444,000 China Coal Energy Company, Ltd. 110,038
1,162,000 China Construction Bank
Corporation 847,250
168,000 China Everbright Bank Company,
Ltd. 63,137
28,500 China Merchants Bank Company,
Ltd. 133,009
18,400 China National Accord Medicines
Corporation, Ltd. 131,275
224,000 China National Building Material
Company, Ltd. 347,869
82,000 China Oilfield Services, Ltd. 63,980
5,928 China Petroleum & Chemical
Corporation ADR 251,999
97,400 China Resources Double-Crane
Pharmaceutical Company, Ltd. 202,834
43,287 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 188,046
1,166,000 China Telecom Corporation, Ltd. 346,216
488,000 China Tower Corporation, Ltd.
b
88,781
93,600 China Vanke Company, Ltd. 295,067
152,099 China Yangtze Power Company,
Ltd. 400,319
341,000 CNOOC, Ltd. 359,926
46,200 GF Securities Company, Ltd. 103,236
172,400 GF Securities Company, Ltd. 206,888
15,900 Guangdong Haid Group Company,
Limited 145,524
34,500 Henan Shuanghui Investment &
Development Company, Ltd. 270,170
10,900 Huaan Securities Company, Ltd. 12,625
44,574 Hualan Biological Engineering, Inc. 414,960
882,000 Industrial and Commercial Bank of
China, Ltd. 516,800
171,561 Inner Mongolia Eerduosi Resources
Company, Ltd. 242,092
16,440 JD.com, Inc. ADR
a
1,048,708
76,000 Jiangxi Copper Company, Ltd. 90,838
3,102 Kweichow Moutai Company, Ltd. 746,055
5,400 Laobaixing Pharmacy Chain Joint
Stock Company 80,516

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
China (2.7%) - continued
19,600 Livzon Pharmaceutical Group, Inc. $ 153,098
14,964 Midea Group Company, Ltd. 153,693
158,168 Ping An Insurance Company of
China, Ltd. 1,668,867
335,000 Postal Savings Bank of China
Company, Ltd.
b
184,565
20,488 S. F. Holding Company, Ltd. 207,722
17,000 Shandong Gold Mining Company,
Ltd. 106,013
132,000 Shandong Weigao Group Medical
Polymer Company, Ltd. 336,148
4,100 Shanghai Haohai Biological
Technology Company, Ltd.
b
30,134
60,200 Shanghai Pharmaceuticals Holding
Company, Ltd. 107,031
94,800 Sinopharm Group Company, Ltd. 225,935
189,000 Tong Ren Tang Technologies
Company, Ltd. 139,425
14,000 Tsingtao Brewery Company, Ltd. 124,803
5,955 Tsingtao Brewery Company, Ltd. 70,862
9,936 Vipshop Holdings, Ltd. ADR
a
226,243
35,620 Winning Health Technology Group
Company, Ltd. 117,894
6,600 Wuliangye Yibin Company, Ltd. 205,727
11,847 WuXi AppTec Company, Ltd. 191,881
267,400 Xiamen C&D, Inc. 359,053
6,720 Zhejiang Dingli Machinery
Company, Ltd. 85,518
159,200 Zoomlion Heavy Industry Science
and Technology Company, Ltd. 188,511
Total 21,709,487
Colombia (<0.1%)
1,462 Bancolombia SA ADR 40,819
Total 40,819
Czech Republic (<0.1%)
3,796 CEZ AS 76,472
48 Philip Morris CR 28,630
Total 105,102
Denmark (2.1%)
2,086 ChemoMetec AS 119,262
2,206 Christian Hansen Holding AS 251,733
14,122 Coloplast AS 2,410,587
19,135 DSV AS 2,618,349
127,806 Novo Nordisk AS 8,385,683
25,082 Novozymes AS 1,500,388
4,635 Per Aarsleff Holding AS 177,507
256 Ringkjoebing Landbobank AS 19,036
509 Royal Unibrew AS 51,494
16,796 Scandinavian Tobacco Group AS
b
247,041
3,059 SimCorp AS 357,184
19,199 Topdanmark AS 821,067
Total 16,959,331
Egypt (<0.1%)
16,060 Commercial International Bank
Egypt SAE GDR 61,928
190,623 EFG Hermes Holding Company
a
164,170
Total 226,098
Finland (0.8%)
71,950 Kesko Oyj 1,525,633
14,741 Raisio Oyj 53,916
9,166 Rovio Entertainment Oyj
b
61,393
Shares Common Stock (93.3%) Value
Finland (0.8%) - continued
108,886 UPM-Kymmene Oyj $ 2,906,574
16,661 Uponor Oyj 279,044
51,517 Valmet Oyj 1,443,321
Total 6,269,881
France (5.1%)
2,635 Albioma SA 117,798
559 Alten SA
a
43,828
117,270 CGG SA
a
100,379
1,985 Cie Generale des Etablissements
Michelin 205,579
41,063 CNP Assurances
a
498,748
56,700 Coface SA
a
449,686
25,052 Credit Agricole SA
a
241,145
36,974 Derichebourg 106,905
11,782 Elior Participations SCA
b
65,252
4,161 Hermes International 3,373,497
303 Ipsos SA 8,042
4,542 Jacquet Metal Service 57,360
7,184 Kaufman & Broad SA 310,163
110,827 Legrand SA 8,548,351
9,083 L'Oreal SA 3,048,517
13,110 LVMH Moet Hennessy Louis Vuitton
SE 5,700,811
16,992 Metropole Television SA
a
205,212
5,418 Nexans SA
a
282,386
10,177 Quadient SAS 150,463
110,383 Rexel SA
a
1,310,102
5,775 Sanofi 606,360
79,875 Schneider Electric SE 9,158,775
1,767 Societe BIC SA 104,682
1,375 Sopra Group SA
a
205,321
110,274 Total SE 4,173,187
1,598 Vallourec SA
a
53,256
25,576 Vinci SA 2,201,206
Total 41,327,011
Germany (5.3%)
2,823 Adidas AG
a
778,521
3,361 ADVA Optical Networking SE
a
28,013
43,932 Allianz SE 9,114,784
58,932 Alstria Office REIT AG
a
880,929
435 Amadeus Fire AG
a
50,268
14,824 Aurubis AG 988,660
18,758 Bayer AG 1,246,163
4,282 Bechtle AG 833,376
14,607 Daimler AG 638,679
36,873 Deutsche Boerse AG 6,708,835
146,411 Deutsche Pfandbriefbank AG
a,b
927,521
92,898 Deutsche Telekom AG 1,550,913
16,106 Deutz AG
a
80,699
31,913 Dialog Semiconductor plc
a
1,495,925
14,690 Eckert & Ziegler Strahlen- und
Medizintechnik AG 780,416
171 ELMOS Semiconductor AG 4,191
1,582 Evotec SE
a
41,856
12,625 Freenet AG 215,490
12,427 Gerresheimer AG 1,429,593
14,220 Hamburger Hafen und Logistik AG
a
245,596
16,668 HelloFresh SE
a
907,489
1,971 HORNBACH Baumarkt AG 72,439
681 HORNBACH Holding AG &
Company KGaA 65,539
3,749 Jenoptik AG 93,949
13,863 Jungheinrich AG
a
423,422
6,832 MorphoSys AG
a
877,048

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Germany (5.3%) - continued
988 New Work SE $ 322,378
17,645 SAP SE 2,785,330
5,514 Siltronic AG 503,043
11,843 Software AG 552,440
494 STO SE & Company 56,504
23,999 Symrise AG 3,000,141
165,886 TAG Immobilien AG 4,361,879
25,001 Takkt AG
a
307,895
1,569 zooplus AG
a
269,839
Total 42,639,763
Greece (0.1%)
556 Athens Water Supply and
Sewerage Company SA 4,316
6,498 Hellenic Telecommunications
Organization SA 95,609
5,286 Motor Oil (Hellas) Diilistiria
Korinthou AE 72,199
40,540 Mytilineos SA 378,951
1,263 Terna Energy SA 16,577
Total 567,652
Hong Kong (1.1%)
283,129 AIA Group, Ltd. 2,552,958
69,500 China Mobile, Ltd. 474,417
605,000 CITIC Telecom International
Holdings, Ltd. 192,046
639,000 CITIC, Ltd. 599,760
75,600 CSPC Pharmaceutical Group, Ltd. 159,225
122,000 Far East Horizon, Ltd. 100,650
312,000 Galaxy Entertainment Group, Ltd. 2,127,759
159,778 Hang Lung Group, Ltd. 386,663
21,100 Hong Kong Exchanges & Clearing,
Ltd. 1,004,638
72,000 Lonking Holdings, Ltd. 23,717
33,000 Luk Fook Holdings International,
Ltd. 70,788
392,400 Man Wah Holdings, Ltd. 445,677
32,000 Melco International Development,
Ltd. 60,410
124,000 Shanghai Industrial Holdings, Ltd. 180,920
180,000 Shun Tak Holdings, Ltd. 64,849
143,000 Sun Hung Kai & Company, Ltd. 55,213
232,000 United Laboratories International
Holdings 216,535
1,250,000 Yuexiu Property Company, Ltd. 229,173
Total 8,945,398
Hungary (<0.1%)
2,104 Richter Gedeon Nyrt 48,681
Total 48,681
India (1.0%)
12,458 Alembic Pharmaceuticals, Ltd. 164,434
27,084 Amara Raja Batteries, Ltd. 255,935
404 APL Apollo Tubes, Ltd. 9,938
5,096 Asian Paints, Ltd. 116,677
8,307 Bajaj Auto, Ltd. 333,232
56,542 Coal India, Ltd. 97,573
5,314 Divi's Laboratories, Ltd. 185,917
1,415 Dr. Lal PathLabs, Ltd.
b
35,780
4,428 Dr. Reddy's Laboratories, Ltd. ADR 269,222
17,404 Glenmark Pharmaceuticals, Ltd. 105,270
22,297 Granules India, Ltd. 81,584
7,840 Greaves Cotton, Ltd.
a
8,499
92,371 HCL Technologies, Ltd. 868,454
Shares Common Stock (93.3%) Value
India (1.0%) - continued
28,331 Heidelberg Cement India, Ltd. $ 70,081
5,092 Hero Motocorp, Ltd. 181,373
12,308 Hindustan Unilever, Ltd. 363,077
8,699 Housing Development Finance
Corporation 206,884
35,137 Infosys, Ltd. ADR 451,511
11,363 InterGlobe Aviation, Ltd.
b
148,018
50,497 Jindal Saw, Ltd. 37,079
2,759 Maruti Suzuki India, Ltd. 230,597
6,998 Mindtree, Ltd. 101,068
4,554 Multi Commodity Exchange of
India, Ltd. 102,587
883 Nestle India, Ltd. 194,486
2,041 NIIT Technologies, Ltd. 52,451
174,832 Oil and Natural Gas Corporation,
Ltd. 182,810
5,288 Persistent Systems, Ltd. 64,856
10,581 Polycab India, Ltd. 115,865
340 PVR, Ltd. Rights
a,c
1,350
39,485 Reliance Industries, Ltd. 1,091,981
14,165 Syngene International, Ltd.
a,b
92,180
19,878 Tata Consultancy Services, Ltd. 603,907
18,492 Tata Elxsi, Ltd. 231,930
57,053 Tech Mahindra, Ltd. 517,729
106,826 Wipro, Ltd. ADR 461,488
Total 8,035,823
Indonesia (0.1%)
912,090 Astra International Tbk PT 321,296
273,500 Industri Jamu Dan Farmasi Sido
Muncul Tbk PT 24,391
694,500 Media Nusantara Citra Tbk PT
a
39,059
990,600 Mitra Adiperkasa Tbk PT
a
46,300
872,300 PT PP (Persero) Tbk 58,473
10,905 Telekomunikasi Indonesia Persero
Tbk PT ADR 223,661
824,900 Wijaya Karya Persero Tbk PT 67,442
Total 780,622
Ireland (0.1%)
41,400 C & C Group plc 125,150
58,927 Glanbia plc 715,375
136,997 Greencore Group plc 228,497
Total 1,069,022
Israel (1.0%)
175,505 Bank Leumi Le-Israel BM 889,702
50,271 First International Bank of Israel,
Ltd. 1,156,783
1,502,106 Israel Discount Bank, Ltd. 4,618,386
459 Paz Oil Company, Ltd. 36,473
72,075 Plus500, Ltd. 1,117,225
Total 7,818,569
Italy (1.6%)
10,063 Amplifon SPA
a
344,497
217,128 Anima Holding SPA
b
979,623
8,898 ASTM SPA
a
189,157
71,840 Azimut Holding SPA 1,368,654
27,114 Banca Generali SPA
a
811,147
17,830 Banca Popolare Di Sondrio SCRL
a
39,822
3,725 Biesse SPA
a
53,468
9,982 Buzzi Unicem SPA 227,108
200,021 Enel SPA 1,832,303
61,573 Eni SPA 548,482
12,999 Interpump Group SPA 427,445

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Italy (1.6%) - continued
79,046 Intesa Sanpaolo SPA
a
$ 161,123
40,225 Italgas SPA 258,314
7,167 La Doria SPA 91,120
504,065 Piaggio & C. SPA 1,413,530
74,271 Recordati SPA 3,989,122
3,062 Reply SPA 281,740
4,414 Tinexta SPA
a
75,184
Total 13,091,839
Japan (19.8%)
12,000 ABC-MART, Inc. 632,227
48 Activia Properties, Inc. 157,962
9,400 Adeka Corporation 124,849
2,400 Advantest Corporation 131,038
6,700 Aica Kogyo Company, Ltd. 215,233
24,400 Aichi Corporation 178,157
36,300 Air Water, Inc. 470,652
25,500 Alps Electric Company, Ltd. 321,455
9,600 AOKI Holdings, Inc. 49,400
5,500 Aozora Bank, Ltd. 87,983
1,500 Arata Corporation 71,145
12,900 Arcland Sakamoto Company, Ltd. 239,079
10,200 Arcs Company, Ltd. 236,659
2,200 Argo Graphics, Inc. 67,134
1,300 AS ONE Corporation 138,659
3,300 Asahi Group Holdings, Ltd. 107,567
100 Asahi Holdings, Inc. 3,484
2,800 Asahi Intecc Company, Ltd. 78,123
6,600 ASKUL Corporation 199,987
68,300 Astellas Pharmaceutical, Inc. 1,065,341
10,700 Autobacs Seven Company, Ltd. 124,668
3,300 Avex, Inc. 26,459
3,500 Azbil Corporation 116,675
4,600 BayCurrent Consulting, Inc. 557,200
1,100 Belc Company, Ltd. 79,242
27,700 Bridgestone Corporation 815,919
21,400 Bunka Shutter Company, Ltd. 140,685
3,700 Calbee, Inc. 117,576
14,300 Canon Electronics, Inc. 198,285
2,600 Capcom Company, Ltd. 102,182
3,900 Cawachi, Ltd. 117,237
10,400 Central Glass Company, Ltd. 188,150
43,000 Chiyoda Company, Ltd. 410,930
2,800 Chiyoda Integre Company, Ltd. 44,951
32,900 Chugai Pharmaceutical Company,
Ltd. 1,485,410
123,021 Citizen Watch Company, Ltd. 335,314
5,700 Cocokara Fine, Inc. 310,188
2,500 Colopl, Inc. 21,805
34,200 Computer Engineering &
Consulting, Ltd. 491,290
2,200 CONEXIO Corporation 26,712
3,500 Cosel Company, Ltd. 27,055
2,600 Create SD Holdings Company, Ltd. 93,340
1,000 Daiichi Jitsugyo Company, Ltd. 33,347
21,600 Daiichi Sankyo Company, Ltd. 1,911,310
6,100 Daiichikosho Company, Ltd. 164,393
9,400 Daikin Industries, Ltd. 1,653,897
10,577 Daito Trust Construction Company,
Ltd. 829,472
42 Daiwa Office Investment
Corporation 220,191
91,800 DCM Holdings Company, Ltd. 1,153,041
4,200 Demae-Can Company, Ltd. 62,588
99,100 Dena Company, Ltd. 1,117,933
11,000 Denka Company, Ltd. 264,538
Shares Common Stock (93.3%) Value
Japan (19.8%) - continued
53,600 Denso Corporation $ 1,982,803
21,700 Dexerials Corporation 197,600
8,300 DIC Corporation 199,820
300 DISCO Corporation 72,701
5,200 Doshisha Company, Ltd. 82,251
11,300 Doutor Nichires Holdings
Company, Ltd. 150,425
7,600 DOWA Holdings Company, Ltd. 223,033
71,418 DTS Corporation 1,366,630
2,500 Earth Chemical Company, Ltd. 171,696
6,000 East Japan Railway Company 345,868
10,700 Ebara Corporation 254,179
26,500 EDION Corporation 255,332
4,900 Eiken Chemical Company, Ltd. 87,146
9,000 Eisai Company, Ltd. 726,359
2,200 Electric Power Development
Company, Ltd. 30,012
281,500 Eneos Holdings, Inc. 987,111
18,000 EPS Holdings, Inc. 154,894
95,500 Exedy Corporation 1,179,295
3,200 F.C.C. Company, Ltd. 49,520
34,700 F@N Communications, Inc. 139,115
400 FANUC Corporation 67,489
2,200 Fast Retailing Company, Ltd. 1,169,964
900 Financial Products Group
Company, Ltd. 4,043
600 FP Corporation 48,559
46,200 Fuji Soft, Inc. 2,084,341
1,800 Fujibo Holdings, Inc. 52,504
4,200 FUJIFILM Holdings NPV 187,835
4,800 Fujimi Incorporated 167,688
1,600 Fujitsu, Ltd. 214,232
120 Fukuoka REIT Corporation 139,276
2,800 Fuyo General Lease Company, Ltd. 158,497
30,000 Glory, Ltd. 653,954
69 GLP J-Reit 115,087
15,300 Goldcrest Company, Ltd. 189,250
4,500 Grace Technology, Inc. 234,888
61,000 Gree, Inc. 251,462
88,340 GS Yuasa Corporation 1,373,678
13,700 H.U. Group Holdings, Inc. 308,282
400 Hamakyorex Company, Ltd. 11,921
85 Hankyu REIT, Inc. 91,522
82,200 Hanwa Company, Ltd. 1,460,660
541 Heiwa Real Estate REIT, Inc. 560,636
6,200 Hitachi Transport System, Ltd. 182,564
25,000 Hitachi, Ltd. 748,851
15,200 Hogy Medical Company, Ltd. 458,112
92,800 Hokuetsu Corporation 310,729
66 Hoshino Resorts REIT, Inc. 255,659
2,200 Hosiden Corporation 18,839
14,200 Hoya Corporation 1,400,397
551 Ichigo Real Estate Investment
Corporation 359,527
4,300 Iida Group Holdings Company, Ltd. 66,555
3,100 Inaba Denki Sangyo Company, Ltd. 70,928
2,800 Inabata & Company, Ltd. 30,877
16,500 INES Corporation 220,949
1,000 Information Services International-
Dentsu, Ltd. 52,514
1,600 Internet Initiative Japan Inc. 56,799
221 Invesco Office J-Reit, Inc. 26,073
1,069 Invincible Investment Corporation 244,129
4,700 I-PEX, Inc. 83,837
18,500 Izumi Company, Ltd. 713,269

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Japan (19.8%) - continued
14,000 Japan Aviation Electronics Industry,
Ltd. $ 177,206
854 Japan Hotel REIT Investment
Corporation 309,779
26,300 Japan Lifeline Company, Ltd. 326,006
10,900 Japan Material Company, Ltd. 165,947
124,100 Japan Post Bank Company, Ltd. 925,831
97,900 Japan Post Holdings Company,
Ltd. 668,637
8 Japan Prime Realty Investment
Corporation 21,025
10 Japan Real Estate Investment
Corporation 51,024
54,600 Japan Tobacco, Inc. 933,248
3,200 Justsystems Corporation 248,394
173,900 JVCKENWOOD Corporation 219,915
4,100 Kaga Electronics Company, Ltd. 77,645
1,400 Kaken Pharmaceutical Company,
Ltd. 63,625
5,900 Kamigumi Company, Ltd. 107,679
299,556 Kandenko Company, Ltd. 2,347,928
4,600 Kaneka Corporation 108,702
3,900 Kanematsu Electronics, Ltd. 149,698
18,271 Kao Corporation 1,325,452
46,400 KDDI Corporation 1,475,401
444 Kenedix Retail REIT Corporation 771,176
6,300 Kewpie Corporation 112,138
7,500 Keyence Corporation 3,162,653
82,700 Kinden Corporation 1,281,942
3,200 Kissei Pharmaceutical Company,
Ltd. 66,895
16,000 KITZ Corporation 101,148
3,500 KLab, Inc.
a
21,043
2,600 Kobayashi Pharmaceutical
Company, Ltd. 231,078
900 Kobe Bussan Company, Ltd. 55,857
29,500 Kohnan Shoji Company, Ltd. 1,100,814
39,700 Kokuyo Company, Ltd. 417,940
3,100 KOMEDA Holdings Company, Ltd. 48,704
37,200 KOMERI Company, Ltd. 1,170,913
79,500 Konica Minolta Holdings, Inc. 210,585
29,500 Konoike Transport Company, Ltd. 283,659
83,600 K's Holdings Corporation 1,073,250
2,100 Kurabo Industries, Ltd. 39,145
7,500 Kureha Corporation 309,414
1,300 Kusuri No Aoki Holdings Company,
Ltd. 121,007
3,500 Kyocera Corporation 194,916
9,000 Kyokuto Kaihatsu Kogyo Company,
Ltd. 113,692
29,800 KYORIN Holdings, Inc. 541,353
1,000 Lasertec Corporation 88,295
30,300 Lintec Corporation 706,956
18,500 M3, Inc. 950,023
22,600 Macnica Fuji Electronics Holdings,
Inc. 340,723
1,900 Mandom Corporation 27,540
26,900 Marubeni Corporation 123,845
3,514 Maruichi Steel Tube, Ltd. 83,210
5,200 Matsui Securities Company, Ltd. 42,570
14,500 Matsumotokiyoshi Holdings
Company, Ltd. 484,392
500 Max Company, Ltd. 7,531
5,700 Maxell Holdings, Ltd. 48,978
15,200 MCJ Company, Ltd. 131,275
Shares Common Stock (93.3%) Value
Japan (19.8%) - continued
329 MCUBS MidCity Investment
Corporation $ 214,374
12,900 MegaChips Corporation 248,748
7,100 MEGMILK SNOW BRAND
Company, Ltd. 160,882
11,400 Meiko Network Japan Company,
Ltd. 75,414
767 MIRAI Corporation 239,391
24,900 MIRAIT Holdings Corporation 343,038
196,000 Mitsubishi Corporation 3,949,360
34,000 Mitsubishi Electric Corporation 443,838
5,000 Mitsubishi Estate Company, Ltd. 71,826
7,200 Mitsubishi Materials Corporation 147,200
3,000 Mitsubishi Pencil Company, Ltd. 32,340
3,100 Mitsubishi Research Institute, Inc. 124,313
6,400 Mitsubishi Shokuhin Company, Ltd. 158,980
466,300 Mitsubishi UFJ Financial Group,
Inc. 1,747,375
236,800 Mitsui & Company, Ltd. 3,540,184
16,000 Mitsui Fudosan Company, Ltd. 250,144
4,200 Mitsui Sugar Company, Ltd. 76,321
512,900 Mizuho Financial Group, Inc. 625,250
138 Mori Trust Sogo REIT, Inc. 161,078
15,100 MS and AD Insurance Group
Holdings, Inc. 379,433
21,400 Murata Manufacturing Company,
Ltd. 1,374,537
11,100 Nagase & Company, Ltd. 127,953
51,300 NEC Networks & System Integration
Corporation 1,089,814
27,500 Nichi-Iko Pharmaceutical
Company, Ltd. 312,231
18,900 Nichirei Corporation 539,667
16,600 Nidec Corporation 1,318,655
9,700 Nihon Chouzai Company, Ltd. 144,743
33,500 Nihon Unisys, Ltd. 1,013,744
21,600 Nikkon Holdings Company, Ltd. 393,637
4,200 Nintendo Company, Ltd. 1,847,203
21 Nippon Building Fund, Inc. 117,408
11,700 Nippon Electric Glass Company,
Ltd. 191,369
15,300 Nippon Flour Mills Company, Ltd. 241,169
1,300 Nippon Gas Company, Ltd. 61,022
22,600 Nippon Kayaku Company, Ltd. 221,700
1,477,356 Nippon Light Metal Holdings
Company, Ltd. 2,434,261
11,100 Nippon Parking Development
Company, Ltd. 12,776
94 Nippon REIT Investment
Corporation 284,203
39,100 Nippon Steel Corporation 320,595
29,400 Nippon Steel Trading Corporation 876,594
26,900 Nippon Telegraph & Telephone
Corporation 624,388
4,200 Nipro Corporation 44,970
76,278 Nissan Motor Company, Ltd. 260,914
17,000 Nisshin Oillio Group, Ltd. 515,177
800 Nitta Corporation 16,955
2,200 Nitto Kogyo Corporation 35,790
6,500 Noevir Holdings Company, Ltd. 268,986
5,200 Nojima Corporation 130,372
165 Nomura Real Estate Master Fund,
Inc. 204,627
2,200 Noritake Company, Ltd. 66,157
22,000 NS Solutions Corporation 579,350
59,500 NSD Company, Ltd. 1,081,997

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Japan (19.8%) - continued
60,600 NTT DOCOMO, Inc. $ 1,668,386
4,000 OBIC Business Consultants
Company, Ltd. 235,398
3,100 OBIC Company, Ltd. 555,921
4,600 Oisix ra daichi, Inc.
a
93,074
6,438 Okinawa Electric Power Company,
Inc. 100,376
6,500 Okuwa Company, Ltd. 90,615
41,900 Olympus Corporation 753,633
25 One REIT, Inc. 57,153
168,900 Onward Holdings Company, Ltd. 414,793
10,300 Oracle Corporation Japan 1,240,763
1,400 Organo Corporation 70,689
7,400 Oriental Land Company, Ltd. 892,756
13,400 ORIX Corporation 144,923
26,300 Otsuka Corporation 1,371,263
1,500 Otsuka Holdings Company, Ltd. 62,210
5,500 Paramount Bed Holdings
Company, Ltd. 234,482
30,698 Park24 Company, Ltd. 408,985
2,600 Pasona Group, Inc. 30,564
582 Premier Investment Corporation 654,204
11,700 Prima Meat Packers, Ltd. 312,570
400 Proto Corporation 3,948
3,300 Qol Holdings Company, Ltd. 32,197
3,500 RAKUS Company, Ltd. 80,812
47,516 Recruit Holdings Company, Ltd. 1,482,302
3,800 Restar Holdings Corporation 67,574
1,600 Ricoh Leasing Company, Ltd. 40,482
24,200 Rinnai Corporation 1,983,523
102,400 Riso Kyoiku Corporation, Ltd. 293,155
10,100 ROHTO Pharmaceutical Company,
Ltd. 311,751
2,300 Ryosan Company, Ltd. 43,728
11,200 Saint Marc Holdings Company, Ltd. 154,698
28,700 Samty Corporation, Ltd. 311,913
7,400 Sangetsu Company, Ltd. 101,219
16,900 Sanki Engineering Company, Ltd. 185,662
13,700 Sankyo Company, Ltd. 342,712
6,800 Sankyu Inc. 234,458
5,400 Sanwa Holdings Corporation 46,278
30,800 Sanyo Special Steel Company, Ltd. 221,856
14,800 Sato Holdings Corporation 307,344
29,900 Sawai Pharmaceutical Company,
Ltd. 1,420,401
4,900 SBS Holdings, Inc. 104,295
7,800 SCREEN Holdings Company, Ltd. 392,037
24,000 Seiko Holdings Corporation 328,525
50,800 Seino Holdings Company, Ltd. 625,235
40,500 Senko Group Holdings Company,
Ltd. 302,840
400 Seria Company, Ltd. 16,004
35,700 Seven & I Holdings Company, Ltd. 1,078,837
16,200 Shimachu Company, Ltd. 440,840
4,300 SHIMAMURA Company, Ltd. 299,016
13,300 Shin-Etsu Chemical Company, Ltd. 1,556,616
3,300 ShinMaywa Industries, Ltd. 28,878
1,400 Shionogi & Company, Ltd. 83,287
6,800 Ship Healthcare Holdings, Inc. 292,756
14,491 Shiseido Company, Ltd. 807,383
72,800 SKY Perfect JSAT Holdings, Inc. 267,894
2,100 SMC Corporation 1,103,654
155,500 SoftBank Corporation 2,081,555
47,000 SoftBank Group Corporation 2,964,435
431,900 Sojitz Corporation 905,984
48,900 Sony Corporation 3,799,288
Shares Common Stock (93.3%) Value
Japan (19.8%) - continued
328 Star Asia Investment Corporation
REIT $ 131,363
2,900 Strike Company, Ltd. 127,347
20,100 Sugi Holdings Company, Ltd. 1,452,340
209,400 Sumitomo Chemical Company, Ltd. 604,248
90,300 Sumitomo Corporation 1,003,208
248,500 Sumitomo Electric Industries, Ltd. 2,776,397
8,700 Sumitomo Forestry Company, Ltd. 97,270
16,100 Sumitomo Mitsui Financial Group,
Inc. 429,008
4,000 Sumitomo Osaka Cement
Company, Ltd. 134,557
117,500 Sumitomo Rubber Industries, Ltd. 977,530
23,400 Sumitomo Warehouse Company,
Ltd. 264,312
57,576 Sundrug Company, Ltd. 1,959,365
12,900 Taiho Kogyo Company, Ltd. 61,081
800 Taiyo Holdings Company, Ltd. 37,794
75,100 Takara Leben Company, Ltd. 237,527
7,800 Takasago Thermal Engineering
Company, Ltd. 103,613
95,800 Takeda Pharmaceutical Company,
Ltd. 3,474,360
15,800 Tamura Corporation 63,200
22,100 TANSEISHA Company, Ltd. 122,795
23,400 Terumo Corporation 885,247
2,700 T-GAIA Corporation 48,521
13,500 TIS, Inc. 289,110
16,800 Toho Holdings Company, Ltd. 287,685
34,000 Tokio Marine Holdings, Inc. 1,435,649
3,100 Tokuyama Corporation 72,608
6,000 Tokyo Electron, Ltd. 1,660,304
5,900 Tokyo Ohka Kogyo Company, Ltd. 312,109
5,200 Tokyo Seimitsu Company, Ltd. 166,172
9,000 TOMY Company, Ltd. 67,527
10,300 Topre Corporation 99,226
159,600 Toray Industries, Inc. 690,839
35,100 Tosei Corporation 271,722
4,200 Toshiba Machine Company, Ltd. 78,693
9,800 Tosho Company, Ltd. 96,226
18,900 Towa Pharmaceutical Company,
Ltd. 339,959
30,700 Toyo Seikan Group Holdings, Ltd. 336,271
12,600 Toyo Tanso Company, Ltd. 190,029
44,900 Toyota Motor Corporation 2,665,442
10,200 Transcosmos, Inc. 246,850
34,200 Tsubakimoto Chain Company 802,713
152,500 TV Asahi Holdings Corporation 2,085,438
51,500 Ube Industries, Ltd. 841,105
14,800 Unicharm Corporation 669,446
83 United Urban Investment
Corporation 80,715
16,300 Universal Entertainment
Corporation
a
286,967
16,400 Ushio, Inc. 192,850
26,300 USS Company, Ltd. 389,922
8,900 Valor Company, Ltd. 193,248
20,400 Wakita & Company, Ltd. 173,697
16,900 Yellow Hat, Ltd. 221,820
12,800 Zenkoku Hosho Company, Ltd. 447,366
7,700 Zenrin Company, Ltd. 75,573
Total 160,527,032
Jersey (0.2%)
209,925 boohoo group plc
a
710,259
14,140 IWG plc 42,509

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Jersey (0.2%) - continued
619,090 Man Group plc $ 998,795
2,863 Polymetal International plc 71,643
5,732 Sanne Group PLC 47,264
Total 1,870,470
Luxembourg (0.4%)
3,032 APERAM 86,365
77,106 Arcelor Mittal
a
853,704
430,461 B&M European Value Retail SA 2,588,059
956 Play Communications SA
b
8,243
Total 3,536,371
Malaysia (0.2%)
5,700 AEON Credit Service (M) Berhad 12,385
73,600 Berjaya Sports Toto Berhad 36,525
8,000 Bursa Malaysia Berhad 17,537
128,500 CIMB Group Holdings Berhad 109,047
27,800 Hartalega Holdings Berhad 133,582
14,800 Kuala Lumpur Kepong Berhad 81,435
132,100 PETRONAS Chemicals Group
Berhad 193,295
28,300 PETRONAS Gas Berhad 112,543
84,000 Public Bank Berhad 337,158
751,509 Sapura Energy Berhad
a
17,070
265,600 Serba Dinamik Holdings Berhad 102,480
4,200 TIME dotCom Berhad 10,816
20,500 Top Glove Corporation BHD 125,569
50,300 Yinson Holdings Berhad 74,539
Total 1,363,981
Mexico (0.2%)
9,366 America Movil SAB de CV ADR 118,386
12,800 Becle, SAB de CV 26,152
148,856 Corporacion Inmobiliaria Vesta,
SAB de CV 223,869
3,880 Fomento Economico Mexicano SAB
de CV ADR 238,659
3,745 Gruma, SAB de CV 43,903
3,400 Grupo Bimbo SAB de CV 6,148
96,730 Grupo Financiero Banorte SAB de
CV ADR
a
346,455
11,055 Industrias Penoles, SAB de CV 164,884
205,000 Wal-Mart de Mexico, SAB de CV 482,494
Total 1,650,950
Netherlands (4.7%)
89,248 Aalberts NV 3,187,252
44,282 ABN AMRO Group NV
b
367,798
26,571 ASM International NV 4,064,533
21,875 ASML Holding NV 7,777,409
52,279 BE Semiconductor Industries NV 2,337,491
234 Corbion NV 8,982
39,194 Euronext NV
b
4,527,614
3,650 Ferrari NV 652,675
1,607 IMCD NV 166,176
16,223 Koninklijke DSM NV 2,483,195
105,706 Koninklijke Philips NV
a
5,461,937
10,266 NN Group NV 375,758
2,086 NSI NV 74,263
2,086 NSI NV Rights
a,c
0
80,728 Signify NV
a,b
2,422,110
59,903 STMicroelectronics NV 1,683,108
7,311 TKH Group NV 288,334
3,939 TomTom NV
a
31,541
Shares Common Stock (93.3%) Value
Netherlands (4.7%) - continued
40,092 Unilever NV $ 2,369,055
Total 38,279,231
New Zealand (<0.1%)
197,203 Z Energy, Ltd. 368,924
Total 368,924
Norway (1.7%)
3,149 Adevinta ASA
a
50,407
10,726 Atea ASA 124,541
39,802 Austevoll Seafood ASA 336,424
2,906 Borregaard ASA 38,764
334,643 DnB ASA
a
5,139,898
186,216 Elkem ASA
b
356,839
216,624 Entra ASA
b
3,058,061
142,646 Europris ASA
b
701,271
3,001 Fjordkraft Holding ASA
b
26,699
27,604 Grieg Seafood ASA 279,356
155,329 Leroy Seafood Group ASA 900,515
18,852 Nordic Semiconductor ASA
a
186,963
22,359 Orkla ASA 219,919
19,189 SalMar ASA
a
912,649
21,492 Scatec Solar ASA
b
374,621
15,570 SpareBank 1 SMN 134,148
3,944 SpareBank 1 SR Bank ASA 31,280
13,545 Tomra Systems ASA
a
557,687
17,219 Veidekke ASA
a
234,206
Total 13,664,248
Panama (<0.1%)
17,880 Avianca Holdings SA ADR
d
5,561
Total 5,561
Peru (<0.1%)
17,266 Cia de Minas Buenaventura SA
ADR 204,775
Total 204,775
Philippines (<0.1%)
45,716 Bank of the Philippine Islands 63,486
2,350 Globe Telecom, Inc. 98,622
29,990 Jollibee Foods Corporation 82,493
17,570 Manila Electric Company 94,857
90,500 Puregold Price Club, Inc. 88,344
Total 427,802
Poland (0.2%)
26,701 Asseco Poland SA 457,195
1,693 CD Projekt SA
a
181,658
4,012 Cyfrowy Polsat SA
a
29,810
1,220 Dino Polska SA
a,b
67,541
23,324 Jastrzebska Spolka Weglowa SA 103,097
14,320 KGHM Polska Miedz SA
a
482,095
54,688 PGE Polska Grupa Energetyczna
SA
a
96,214
22,669 Polski Koncern Naftowy Orlen SA 322,777
2,943 Santander Bank Polska SA
a
118,048
104 TEN Square Games SA 15,223
Total 1,873,658
Portugal (<0.1%)
36,734 CTT-Correios de Portugal SA
a
98,441
Total 98,441
Russian Federation (0.5%)
56,930 Aeroflot PJSC
a
63,497

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Russian Federation (0.5%) - continued
38,911 Gazprom PJSC ADR $ 188,101
8,261 Lukoil ADR 560,388
35,350 M.Video PJSC 205,185
554 Magnit OJSC GDR 8,208
140,330 Moscow Exchange MICEX-RTS
PJSC 252,337
1,389 Novatek PJSC GDR 202,374
235 PAO Transneft
a
427,416
76,513 Rosneft Oil Company PJSC GDR 362,928
415,850 Sberbank of Russia PJSC
a
1,245,174
777,700 Surgutneftegas PJSC 392,490
72,013 Surgutneftegas PJSC ADR 356,497
Total 4,264,595
Singapore (0.9%)
396,364 AEM Holdings, Ltd. 1,058,533
126,700 Ascendas REIT 327,959
71,100 China Aviation Oil (Singapore)
Corporation, Ltd. 49,810
2,061 China Yuchai International, Ltd. 27,247
234,100 DBS Group Holdings, Ltd. 3,381,728
391,200 Frasers Logistics and Commercial
Trust 387,262
193,300 Keppel DC REIT 420,110
224,700 Mapletree Industrial Trust
a
537,223
48,700 Parkway Life REIT
a
126,375
162,100 Sheng Siong Group, Ltd. 200,950
96,700 Singapore Exchange, Ltd. 576,847
102,800 Singapore Post, Ltd. 53,402
183,100 Yanlord Land Group, Ltd. 163,216
Total 7,310,662
South Africa (0.5%)
60,110 AECI, Ltd. 303,737
1,440 Anglo American Platinum, Ltd. 110,539
7,523 AngloGold Ashanti, Ltd. ADR 242,165
74,061 Barloworld, Ltd. 285,665
3,071 Clicks Group, Ltd. 40,983
78,161 DataTec, Ltd.
a
102,652
28,435 Emira Property Fund, Ltd.
a
10,687
6,497 Impala Platinum Holdings, Ltd. 57,999
82,894 Investec, Ltd. 162,272
3,226 Kumba Iron Ore, Ltd. 104,322
137,024 Momentum Metropolitan Holdings 132,585
16,296 Motus Holdings, Ltd. 26,970
8,891 Naspers, Ltd. 1,617,729
62,524 Ninety One, Ltd.
a
181,808
3,504 Sasol, Ltd.
a
28,325
49,995 Sibanye Stillwater, Ltd.
a
141,425
6,394 Spar Group, Ltd. 61,600
1,244 Tiger Brands, Ltd. 12,832
17,609 Vodacom Group 132,301
Total 3,756,596
South Korea (1.3%)
1,467 Binggrae Company, Ltd. 75,014
824 Celltrion, Inc.
a
205,415
11,492 Cheil Worldwide, Inc. 185,493
383 Chong Kun Dang Pharmaceutical
Corporation 43,488
2,255 DB HiTek Company, Ltd. 65,146
16,078 Dongkuk Steel Mill Corporation,
Ltd.
a
82,128
7,087 Doosan Heavy Construction
Corporation, Ltd.
a
62,506
1,783 Hana Tour Service, Inc. 56,595
Shares Common Stock (93.3%) Value
South Korea (1.3%) - continued
785 Hancom, Inc.
a
$ 11,174
2,334 Handsome Corporation 59,477
734 Hansol Chemical Company, Ltd. 93,405
4,780 Hanwha Corporation 102,087
11,674 Hanwha Investment & Securities
Corporation, Ltd.
a
17,325
52,595 Hanwha Life Insurance
Corporation, Ltd. 64,799
687 Hugel, Inc.
a
90,673
525 Hyundai Motor Company 55,997
4,035 Hyundai Steel Company 84,273
16,961 JB Financial Group Corporation,
Ltd. 65,568
1,899 Kakao Corporation 550,929
1,802 KEPCO Plant Service &
Engineering Company, Ltd. 44,539
12,244 Kia Motors Corporation 416,742
1,355 Korea Zinc Company, Ltd. 471,171
819 LG Chem, Ltd. 392,170
2,850 LG Electronics, Inc. 169,474
244 LG Household & Health Care, Ltd. 281,412
6,507 LG International Corporation 82,711
1,948 LS Electric Company, Ltd. 87,846
2,045 NAVER Corporation 519,536
742 NCSoft Corporation 505,596
591 OptoElectronics Solutions
Company, Ltd. 29,890
2,724 POSCO 439,570
6,795 Samsung Card Corporation, Ltd. 161,381
75,345 Samsung Electronics Company,
Ltd. 3,682,400
662 Samsung SDI Company, Ltd. 221,625
10,578 Samsung Securities Corporation,
Ltd. 257,531
2,169 SeAH Besteel Corporation 19,963
2,169 Seojin System Company, Ltd. 69,354
525 SK Holdings Company, Ltd 97,858
7,713 SK Hynix, Inc. 540,036
603 Soulbrain Holdings Company, Ltd.
c
51,310
207 Taekwang Industrial Corporation,
Ltd. 118,565
768 Taeyoung Engineering &
Construction 10,345
Total 10,642,517
Spain (1.5%)
23,314 Amadeus IT Holding SA 1,164,194
65,997 Applus Services SA
a
511,556
29,527 Banco Bilbao Vizcaya Argentaria
SA 91,939
252,648 Banco Santander SA 541,798
82,632 CIA De Distribucion Integral 1,542,832
109,429 Enagas SA 2,760,828
51,107 Faes Farma SA 215,095
13,127 Global Dominion Access SA
b
42,966
56,765 Grifols SA 1,653,879
60,256 Iberdrola SA 778,828
60,256 Iberdrola SA
a,c
17,701
26,430 Industria de Diseno Textil SA 700,341
4,443 Let's GOWEX SA
a,c,d
1
356,051 Mediaset Espana Comunicacion
SA
a
1,164,644
385 Pharma Mar SA 40,853

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Spain (1.5%) - continued
42,885 Solaria Energia y Medio Ambiente
SA
a
$ 650,399
Total 11,877,854
Supranational (0.1%)
13,663 Unibail-Rodamco-Westfield 716,689
Total 716,689
Sweden (3.5%)
164,436 AB Industrivarden
a
4,056,222
5,531 AF Poyry AB
a
141,980
80,941 Arjo AB 499,641
137,928 Assa Abloy AB 3,044,925
12,008 Axfood AB 270,219
92,908 Betsson AB 700,533
1,158 Bilia AB
a
11,205
28,826 Biotage AB
a
522,987
910 Bravida Holding AB
a,b
9,977
9,424 Bure Equity AB 258,537
81,147 Castellum AB 1,745,191
8,129 Clas Ohlson AB 91,488
311,816 Cloetta AB
a
862,122
38,004 Dios Fastigheter AB 256,886
27,431 Dustin Group AB
b
166,638
18,891 Essity Aktiebolag
a
623,298
11,715 Evolution Gaming Group AB
b
794,990
6,845 Fortnox AB 201,523
71,710 Getinge AB 1,732,126
38,398 Granges AB
a
310,154
287,478 Hexpol AB
a
1,912,761
51,435 Holmen AB 1,772,667
64,231 Husqvarna AB 614,690
40,312 Inwido AB
a
377,711
294,741 Kungsleden AB 2,383,949
5,747 L E Lundbergforetagen AB
a
269,956
6,021 LeoVegas AB
b
27,995
5,013 Lifco AB 383,013
34,520 Lindab International AB 539,495
1,111 Loomis AB
a
26,547
6,213 Lundin Energy AB 144,922
4,504 NCC AB 78,223
32,894 Nobia AB
a
195,161
43,690 Nobina AB
a,b
275,188
10,814 Nolato AB
a
899,054
6,135 Paradox Interactive AB 153,799
101,539 SKF AB 1,879,775
48,546 Svenska Handelsbanken AB
a
457,812
2,222 Thule Group AB
b
66,096
3,662 Wihlborgs Fastigheter AB 61,712
Total 28,821,168
Switzerland (10.6%)
2,415 Allreal Holding AG 480,478
3,653 ALSO Holding AG 963,762
1,356 Bachem Holding AG 408,183
29,950 Baloise Holding AG 4,569,618
15 Belimo Holding AG 119,163
772 Bucher Industries AG 254,273
1,402 Dufry AG
a
35,799
3,598 EMS-CHEMIE Holding AG 3,107,126
63,882 Ferrexpo plc 147,820
17 Forbo Holding AG 26,514
24,415 Galenica AG
b
1,807,636
6,784 Geberit AG 3,744,204
842 Givaudan SA 3,487,330
Shares Common Stock (93.3%) Value
Switzerland (10.6%) - continued
30,150 Glencore Xstrata plc $ 69,000
55 Gurit Holding AG 98,141
9,182 Huber & Suhner AG 714,812
243 Implenia AG 10,688
96 Inficon Holding AG 79,075
189 Interroll Holding AG 447,011
161 Lindt & Spruengli AG 1,246,436
40,887 Logitech International SA 2,982,641
115,844 Nestle SA 13,776,373
102,576 Novartis AG 8,448,907
49,958 PSP Swiss Property AG 5,549,781
38,316 Roche Holding AG 13,270,998
3,632 Roche Holding AG-BR 1,251,892
2,016 Schindler Holding AG, Participation
Certificate 512,438
7 Schweiter Technologies AG 8,680
1,409 Siegfried Holding AG 736,202
17,715 Sika AG 3,892,554
12,038 Sonova Holding AG
a
2,721,842
834 Straumann Holding AG 826,161
9,630 Swiss Life Holding AG 3,519,203
3,235 Swiss Prime Site AG 295,237
1,642 Swissquote Group Holding SA 153,607
11,597 Tecan Group AG 4,863,715
231 Valiant Holding AG 21,524
6,743 VAT Group AG
b
1,285,819
Total 85,934,643
Taiwan (1.7%)
28,000 Accton Technology Corporation 219,352
77,000 Capital Securities Corporation 31,268
31,000 Cheng Loong Corporation 24,564
1,937,000 China Development Financial
Holding Corporation 571,316
209,805 China Man-Made Fiber Corporation 44,344
49,000 Chipbond Technology Corporation 100,036
576,000 CTBC Financial Holding Company,
Ltd. 381,452
47,000 Delta Electronics, Inc. 321,267
6,000 Elite Semiconductor
Microelectronics Technology,
Inc. 8,197
53,000 Far Eastern Department Stores,
Ltd. 42,606
20,000 Feng Hsin Iron & Steel Company,
Ltd. 36,000
568,000 Fubon Financial Holding Company,
Ltd. 808,938
320,000 Hon Hai Precision Industry
Company, Ltd. 855,241
19,000 Huaku Development Company, Ltd. 55,122
266,980 IBF Financial Holdings Company,
Ltd. 103,455
23,000 Makalot Industrial Company, Ltd. 141,852
30,000 MediaTek, Inc. 716,342
28,000 Namchow Holdings Company, Ltd. 40,123
16,000 Novatek Microelectronics
Corporation 158,606
63,000 Powertech Technology, Inc. 210,462
37,000 President Chain Store Corporation
a
353,429
118,000 SerComm Corporation 318,339
5,000 Shin Zu Shing Company, Ltd. 26,311
207 Shin Zu Shing Company, Ltd.
Rights
a,c
297
370,000 Shinkong Synthetic Fibers
Corporation 140,828

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Taiwan (1.7%) - continued
105,758 Sigurd Microelectronics
Corporation $ 157,370
12,000 Sinbon Electronics Company, Ltd. 71,335
18,000 Sitronix Technology Corporation 92,374
60,000 Syncmold Enterprise Corporation 162,546
124,000 Synnex Technology International
Corporation 185,220
57,000 Systex Corporation 157,701
325,000 Taichung Commercial Bank
Company, Ltd. 129,804
28,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 51,140
392,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 5,714,036
14,000 Taiwan Surface Mounting
Technology Corporation 64,398
95,000 TECO Electric & Machinery
Company, Ltd. 88,300
67,000 Topco Scientific Company, Ltd. 265,433
54,000 Transcend Information, Inc. 121,406
139,000 TXC Corporation 356,747
258,000 Uni-President Enterprises
Corporation 629,689
15,000 United Integrated Services
Company, Ltd. 105,263
92,000 Wistron Corporation 107,796
Total 14,170,305
Thailand (0.2%)
45,700 Advanced Info Service Public
Company, Ltd. NVDR 271,283
100,800 Airports of Thailand Public
Company, Ltd. NVDR 166,994
246,300 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 175,097
35,500 Com7 Public Company, Ltd. NVDR 43,575
219,300 CP ALL Public Company, Ltd.
NVDR 480,131
9,600 Hana Microelectronics Public
Company, Ltd. NVDR 11,184
112,400 Intouch Holdings Public Company,
Ltd. NVDR 205,039
18,200 Kasikornbank pcl NVDR 47,426
226,400 Major Cineplex Group Public
Company, Ltd. NVDR 104,008
32,400 PTT Exploration and Production
Public Company, Ltd. NVDR 94,960
24,100 Siam Commercial Bank Public
Company, Ltd. NVDR 51,953
192,400 Thai Vegetable Oil Public
Company, Ltd. NVDR 180,742
Total 1,832,392
Turkey (0.1%)
22,882 BIM Birlesik Magazalar AS 233,611
223,903 Haci Omer Sabanci Holding AS 268,312
59,607 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
121,843
6,135 Migros Ticaret AS
a
39,518
61,352 TAV Havalimanlari Holding AS 146,311
33,894 Turk Hava Yollari Anonim Ortakligi
a
51,512
5,728 Vestel Elektronik Sanayi ve Ticaret
AS
a
14,378
Total 875,485
Shares Common Stock (93.3%) Value
United Kingdom (8.8%)
7,516 Abcam plc $ 126,424
47,423 Assura plc 48,895
9,308 AstraZeneca plc 1,028,348
187,472 Auto Trader Group plc
b
1,309,592
93,322 Aviva plc 320,940
20,785 Barratt Developments plc 138,068
24,410 Bellway plc 808,340
31,165 BHP Group plc 673,896
42,334 Bodycote plc 308,881
46,340 BP plc 167,821
34,334 Brewin Dolphin Holdings plc 117,507
68,309 British American Tobacco plc 2,257,504
22,837 Bunzl plc 654,191
2,897 Burford Capital, Ltd. 20,320
33,000 Carnival plc 356,916
302,897 Cineworld Group plc 152,275
18,424 Computacenter plc 475,909
93,708 ConvaTec Group plc
b
249,045
43,701 Croda International plc 3,261,604
5,015 Dechra Pharmaceuticals plc 186,625
2,960 Derwent London plc 111,363
21,359 Diageo plc 781,542
15,696 Diploma plc 371,638
559,306 Direct Line Insurance Group plc 2,164,345
16,132 Dunelm Group plc 258,851
6,667 Games Workshop Group plc 765,235
892 GB Group plc
a
7,732
378,250 GlaxoSmithKline plc 7,534,878
37,219 Greggs plc 578,811
137,012 Halma plc 3,891,675
58,084 HomeServe plc 1,005,548
14,893 Howden Joinery Group plc 95,039
729,234 HSBC Holdings plc 3,283,621
142,294 IG Group Holdings plc 1,359,996
12,124 IMI plc 164,728
53,894 Inchcape plc 301,919
7,984 ITM Power plc
a
25,035
159,488 John Wood Group plc 396,448
75,156 Jupiter Fund Management plc 222,289
840 Kainos Group plc 12,081
13,469 KAZ Minerals plc 93,911
1,070,456 Lloyds TSB Group plc 364,716
45,440 Marshalls plc 352,350
69,045 Meggitt plc 241,238
88,347 Micro Focus International plc 318,057
886,860 Moneysupermarket.com Group plc 3,397,597
3,897 Morgan Sindall Group plc 52,977
606,489 National Express Group plc 1,206,748
12,009 Ninety One plc
a
33,809
23,257 PageGroup plc 106,484
137,304 Paragon Banking Group plc 562,884
485 Pennon Group plc 6,702
37,531 Phoenix Group Holdings plc 322,291
9,871 PZ Cussons plc 24,512
7,739 Reckitt Benckiser Group plc 775,989
128,843 Redrow plc 719,338
188,609 RELX plc 3,970,640
38,550 Rio Tinto plc 2,346,631
40,412 Rotork plc 146,564
236,641 Royal Dutch Shell plc, Class A 3,458,654
262,249 Royal Dutch Shell plc, Class B 3,681,058
24,385 RWS Holdings plc 191,029
62,042 Safestore Holdings plc 623,663
380,755 Sage Group plc 3,613,328
44,596 Smith & Nephew plc 880,215

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
United Kingdom (8.8%) - continued
11,814 Spectris plc $ 396,583
7,629 Spirax-Sarco Engineering plc 1,019,504
131,292 Spirent Communications plc 480,698
121,811 Tate & Lyle plc 1,036,780
469,939 Taylor Wimpey plc 724,896
171,847 Tullow Oil plc 57,465
66,802 Unilever plc 3,977,736
34,807 UNITE Group plc 427,200
19,496 Vistry Group plc 156,747
Total 71,764,869
United States (0.1%)
12,042 Yum China Holding, Inc. 617,032
Total 617,032
Total Common Stock
(cost $717,870,922) 757,073,641
Shares Preferred Stock ( <0.1% )
South Korea (0.1%)
22,444 Samsung Electronics Company,
Ltd. 937,436
Total 937,436
Total Preferred Stock
(cost $228,514) 937,436
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
e
120,600
3,250,000 6.000%,  5/16/2024
e
81,250
637,000 6.000%,  11/15/2026
e
15,925
680,000 5.375%,  4/12/2027
e
17,000
70,000 5.500%,  4/12/2037
e
1,750
Total 236,525
Total Long-Term Fixed Income
(cost $3,822,422) 236,525
Shares or
Principal
Amount Short-Term Investments ( 6.4% )
Federal Home Loan Bank Discount
Notes
2,700,000 0.180%,  8/4/2020
f,g
2,699,995
1,300,000 0.125%,  8/11/2020
f,g
1,299,980
500,000 0.125%,  8/12/2020
f,g
499,991
1,400,000 0.142%,  8/19/2020
f,g
1,399,957
200,000 0.120%,  8/25/2020
f,g
199,991
1,400,000 0.151%,  9/2/2020
f,g
1,399,895
2,600,000 0.120%,  9/15/2020
f,g
2,599,721
1,600,000 0.090%,  9/16/2020
f,g
1,599,824
400,000 0.090%,  9/21/2020
f,g
399,951
3,900,000 0.088%,  9/25/2020
f,g
3,899,483
Thrivent Core Short-Term Reserve
Fund
3,560,182 0.500% 35,637,422
Total Short-Term Investments
(cost $51,545,975) 51,636,210
Total Investments (cost
$773,467,833) 99.8% $809,883,812
Other Assets and Liabilities,
Net 0.2% 1,500,034
Total Net Assets 100.0% $811,383,846
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $21,952,311 or 2.7% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
e Defaulted security.  Interest is not being accrued.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 35,910,350 1,362,575 34,546,424 1,351
Consumer Discretionary 89,286,348 11,330,169 77,956,179 –
Consumer Staples 57,875,962 313,868 57,562,094 –
Energy 23,112,694 404,886 22,707,808 –
Financials 127,088,043 1,069,768 126,018,275 –
Health Care 101,111,907 269,222 100,842,685 –
Industrials 105,380,427 32,808 105,347,322 297
Information Technology 93,823,856 2,551,843 91,272,013 –
Materials 66,826,929 847,944 65,927,675 51,310
Real Estate^ 44,399,280 – 44,399,280 0
Utilities 12,257,845 – 12,240,144 17,701
Preferred Stock
Information Technology 937,436 – 937,436 –
Long-Term Fixed Income
Energy 236,525 – 236,525 –
Short-Term Investments 15,998,788 – 15,998,788 –
Subtotal Investments in Securities $774,246,390 $18,183,083 $755,992,648 $70,659
Other Investments  * Total
Affiliated Short-Term Investments 35,637,422
Subtotal Other Investments $35,637,422
Total Investments at Value $809,883,812
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,401,875 2,401,875 – –
Total Asset Derivatives $2,401,875 $2,401,875 $– $–
Liability Derivatives
Futures Contracts 2,912,143 2,912,143 – –
Total Liability Derivatives $2,912,143 $2,912,143 $– $–

International Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
FTSE
-
Financial Times Stock Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
TSE
-
Tokyo Stock Exchange
The following table presents International Allocation Fund's futures contracts held as of July 31, 2020. Investments and/or cash totaling
$16,030,749 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Euro Foreign Exchange Currency 312 September 2020 $ 44,379,253 $ 1,638,797
Eurex Euro STOXX 50 Index 1,186 September 2020 44,551,654 (293,023)
FTSE 100 Index 1 September 2020 78,827 (2,047)
ICE mini MSCI EAFE Index 363 September 2020 32,153,762 763,078
TSE Tokyo Price Index 1 September 2020 153,108 (11,736)
Total Futures Long Contracts $ 121,316,604 $ 2,095,069
ICE US mini MSCI Emerging Markets Index (667) September 2020 ( $ 33,055,818) ( $ 2,605,337)
Total Futures Short Contracts ( $ 33,055,818) ($2,605,337)
Total Futures Contracts $ 88,260,786 ($510,268)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $125,089 $193,898 $283,394 $35,637 3,560 4.4%
Total Affiliated Short-Term Investments 125,089 35,637 4.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 743 743 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $125,089 $35,637
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $(46) $90 $1 $1,090
Total Income/Non Income Cash from Affiliated Investments $1,090
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $(46) $90 $1

Large Cap Growth Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.6% ) Value
Communications Services (13.0%)
279,382 Activision Blizzard, Inc. $ 23,085,335
63,503 Alphabet, Inc., Class A
a
94,489,289
146,949 Facebook, Inc.
a
37,276,553
389,675 Live Nation Entertainment, Inc.
a
18,240,687
653,737 Uber Technologies, Inc.
a
19,782,081
Total 192,873,945
Consumer Discretionary (20.2%)
63,993 Amazon.com, Inc.
a
202,517,367
216,757 Aptiv plc 16,852,857
12,751 Chipotle Mexican Grill, Inc.
a
14,729,445
159,473 Home Depot, Inc. 42,338,487
230,342 NIKE, Inc. 22,483,683
Total 298,921,839
Consumer Staples (0.9%)
209,285 BJ's Wholesale Club Holdings,
Inc.
a
8,381,864
70,722 Lamb Weston Holdings, Inc. 4,248,978
Total 12,630,842
Financials (3.9%)
210,071 American Express Company 19,603,826
462,874 Charles Schwab Corporation 15,344,273
64,317 S&P Global, Inc. 22,527,029
Total 57,475,128
Health Care (13.2%)
52,405 Amgen, Inc. 12,821,931
142,319 Cerner Corporation 9,884,055
245,865 Edwards Lifesciences Corporation
a
19,278,275
42,557 Humana, Inc. 16,701,495
40,367 Intuitive Surgical, Inc.
a
27,669,156
163,845 Novo Nordisk AS ADR 10,703,994
66,677 Stryker Corporation 12,888,664
60,774 Thermo Fisher Scientific, Inc. 25,157,397
46,002 Veeva Systems, Inc.
a
12,170,749
70,734 Vertex Pharmaceuticals, Inc.
a
19,239,648
193,262 Zoetis, Inc. 29,313,980
Total 195,829,344
Industrials (3.2%)
120,092 Honeywell International, Inc. 17,938,142
40,753 Lockheed Martin Corporation 15,444,165
73,120 Norfolk Southern Corporation 14,054,395
Total 47,436,702
Information Technology (40.8%)
69,342 Adobe, Inc.
a
30,810,037
303,838 Apple, Inc. 129,143,304
108,806 CDW Corporation 12,648,698
84,054 Intuit, Inc. 25,751,624
181,987 MasterCard, Inc. 56,148,449
608,682 Microsoft Corporation 124,785,897
102,520 NVIDIA Corporation 43,528,967
153,064 PayPal Holdings, Inc.
a
30,011,258
51,971 Salesforce.com, Inc.
a
10,126,549
85,354 ServiceNow , Inc.
a
37,487,477
196,898 Square, Inc.
a
25,567,205
96,520 Texas Instruments, Inc. 12,311,126
351,136 Visa, Inc. 66,856,294
Total 605,176,885
Shares Common Stock (97.6%) Value
Materials (1.0%)
80,828 Ecolab, Inc. $ 15,121,302
Total 15,121,302
Real Estate (1.4%)
78,759 American Tower Corporation 20,586,815
Total 20,586,815
Total Common Stock
(cost $779,419,050) 1,446,052,802
Shares Short-Term Investments ( 2.5% ) Value
Thrivent Core Short-Term Reserve
Fund
3,727,980 0.500% 37,317,076
Total Short-Term Investments
(cost $37,275,034) 37,317,076
Total Investments (cost
$816,694,084) 100.1% $1,483,369,878
Other Assets and Liabilities, Net
(0.1%) (1,661,231)
Total Net Assets 100.0% $1,481,708,647
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 192,873,945 192,873,945 – –
Consumer Discretionary 298,921,839 298,921,839 – –
Consumer Staples 12,630,842 12,630,842 – –
Financials 57,475,128 57,475,128 – –
Health Care 195,829,344 195,829,344 – –
Industrials 47,436,702 47,436,702 – –
Information Technology 605,176,885 605,176,885 – –
Materials 15,121,302 15,121,302 – –
Real Estate 20,586,815 20,586,815 – –
Subtotal Investments in Securities $1,446,052,802 $1,446,052,802 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 37,317,076
Subtotal Other Investments $37,317,076
Total Investments at Value $1,483,369,878
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $20,205 $168,218 $151,120 $37,317 3,728 2.5%
Total Affiliated Short-Term Investments 20,205 37,317 2.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,432 32,745 35,177 – – –
Total Collateral Held for Securities Loaned 2,432 – –
Total Value $22,637 $37,317
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $(28) $42 $0 $253
Total Income/Non Income Cash from Affiliated Investments $253
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total $(28) $42 $0

Large Cap Value Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Communications Services (8.7%)
10,200 Alphabet, Inc., Class C
a
$ 15,126,192
701,520 Comcast Corporation 30,025,056
292,880 Discovery, Inc., Class A
a,b
6,179,768
744,029 Verizon Communications, Inc. 42,766,787
Total 94,097,803
Consumer Discretionary (7.4%)
123,738 Aptiv plc 9,620,630
7,501 AutoZone, Inc.
a
9,056,857
184,901 D.R. Horton, Inc. 12,233,050
211,364 Lowe's Companies, Inc. 31,474,213
38,950 Mohawk Industries, Inc.
a
3,110,158
183,720 Sony Corporation ADR 14,322,811
Total 79,817,719
Consumer Staples (4.1%)
58,160 Kimberly-Clark Corporation 8,842,647
276,793 Wal-Mart Stores, Inc. 35,817,014
Total 44,659,661
Energy (6.1%)
460,632 BP plc ADR 10,152,329
144,597 Chevron Corporation 12,137,472
124,920 ConocoPhillips 4,670,759
322,073 Enterprise Products Partners, LP 5,668,485
102,700 Exxon Mobil Corporation 4,321,616
313,150 Halliburton Company 4,487,439
794,425 Marathon Oil Corporation 4,361,393
278,710 Marathon Petroleum Corporation 10,646,722
98,591 Pioneer Natural Resources
Company 9,555,440
Total 66,001,655
Financials (20.4%)
254,290 Aflac, Inc. 9,045,095
191,870 American International Group, Inc. 6,166,702
1,354,676 Bank of America Corporation 33,704,339
267,992 Capital One Financial Corporation 17,097,890
106,467 Chubb, Ltd. 13,546,861
632,810 Citigroup, Inc. 31,646,828
90,790 Comerica, Inc. 3,497,231
24,680 Goldman Sachs Group, Inc. 4,885,653
239,182 Hartford Financial Services Group,
Inc. 10,122,182
98,700 J.P. Morgan Chase & Company 9,538,368
119,470 Julius Baer Group, Ltd. 5,244,723
469,764 KeyCorp 5,641,866
221,270 MetLife, Inc. 8,375,070
354,950 Morgan Stanley 17,349,956
143,290 Raymond James Financial, Inc. 9,955,789
287,630 Truist Financial Corporation 10,774,620
684,840 Wells Fargo & Company 16,614,218
203,401 Zions Bancorporations NA 6,604,430
Total 219,811,821
Health Care (17.2%)
32,270 Anthem, Inc. 8,835,526
12,431 Becton, Dickinson and Company 3,497,338
39,779 Biogen, Inc.
a
10,926,894
248,770 Centene Corporation
a
16,232,243
90,486 Cigna Holding Company 15,626,027
204,331 CVS Health Corporation 12,860,593
61,593 Gilead Sciences, Inc. 4,282,561
232,052 GlaxoSmithKline plc ADR 9,356,337
87,410 HCA Healthcare, Inc. 11,069,602
216,670 Johnson & Johnson 31,581,819
Shares Common Stock (98.1%) Value
Health Care (17.2%) - continued
257,813 Medtronic plc $ 24,873,798
379,502 Merck & Company, Inc. 30,451,240
39,122 Zimmer Biomet Holdings, Inc. 5,275,993
Total 184,869,971
Industrials (11.2%)
25,230 Boeing Company 3,986,340
46,380 Carlisle Companies, Inc. 5,522,930
459,940 Carrier Global Corporation 12,528,765
106,920 CSX Corporation 7,627,673
303,110 Delta Air Lines, Inc. 7,568,657
91,420 General Dynamics Corporation 13,414,971
14,010 Honeywell International, Inc. 2,092,674
83,379 Ingersoll - Rand, Inc.
a
2,633,943
442,090 Johnson Controls International plc 17,011,623
62,510 Kansas City Southern 10,742,343
103,820 Otis Worldwide Corporation 6,513,667
68,050 Parker-Hannifin Corporation 12,175,506
207,640 Raytheon Technologies
Corporation 11,769,035
43,170 United Rentals, Inc.
a
6,707,323
Total 120,295,450
Information Technology (13.9%)
33,600 Apple, Inc. 14,281,344
854,850 Cisco Systems, Inc. 40,263,435
179,191 Microsoft Corporation 36,735,947
140,090 Oracle Corporation 7,767,990
113,300 QUALCOMM, Inc. 11,965,613
12,534 Samsung Electronics Company,
Ltd. GDR 15,199,904
135,082 Texas Instruments, Inc. 17,229,709
44,100 VMware, Inc.
a,b
6,183,261
Total 149,627,203
Materials (3.6%)
323,140 Axalta Coating Systems, Ltd.
a
7,173,708
333,750 CF Industries Holdings, Inc. 10,456,387
188,626 Eastman Chemical Company 14,077,158
178,370 Nucor Corporation 7,482,622
Total 39,189,875
Real Estate (2.1%)
188,182 American Campus Communities,
Inc. 6,706,807
45,969 AvalonBay Communities, Inc. 7,038,773
118,588 CBRE Group, Inc.
a
5,195,340
339,710 Host Hotels & Resorts, Inc. 3,662,074
Total 22,602,994
Utilities (3.4%)
140,820 Duke Energy Corporation 11,933,087
71,710 Entergy Corporation 7,538,872
177,453 Exelon Corporation 6,851,461
181,677 FirstEnergy Corporation 5,268,633
18,589 NextEra Energy, Inc. 5,217,932
Total 36,809,985
Total Common Stock
(cost $876,469,492) 1,057,784,137

Large Cap Value Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
13,013,420 Thrivent Cash Management Trust $ 13,013,420
Total Collateral Held for
Securities Loaned
(cost $13,013,420) 13,013,420
Shares
Registered Investment
Companies ( 0.1% ) Value
Unaffiliated  (<0.1%)
17,840 Utilities Select Sector SPDR Fund
b
1,085,207
Total 1,085,207
Total Registered Investment
Companies (cost $1,082,824) 1,085,207
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
1,915,644 0.500% 19,175,598
Total Short-Term Investments
(cost $19,138,203) 19,175,598
Total Investments (cost
$909,703,939) 101.2% $1,091,058,362
Other Assets and Liabilities, Net
(1.2%) (13,372,070)
Total Net Assets 100.0% $1,077,686,292
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of July 31, 2020:
Securities Lending Transactions
Common Stock $ 12,758,825
Total lending $12,758,825
Gross amount payable upon return of
collateral for securities loaned $13,013,420
Net amounts due to counterparty
$254,595
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 94,097,803 94,097,803 – –
Consumer Discretionary 79,817,719 79,817,719 – –
Consumer Staples 44,659,661 44,659,661 – –
Energy 66,001,655 66,001,655 – –
Financials 219,811,821 214,567,098 5,244,723 –
Health Care 184,869,971 184,869,971 – –
Industrials 120,295,450 120,295,450 – –
Information Technology 149,627,203 134,427,299 15,199,904 –
Materials 39,189,875 39,189,875 – –
Real Estate 22,602,994 22,602,994 – –
Utilities 36,809,985 36,809,985 – –
Registered Investment Companies
Unaffiliated 1,085,207 1,085,207 – –
Subtotal Investments in Securities $1,058,869,344 $1,038,424,717 $20,444,627 $–
Other Investments  * Total
Affiliated Short-Term Investments 19,175,598
Collateral Held for Securities Loaned 13,013,420
Subtotal Other Investments $32,189,018
Total Investments at Value $1,091,058,362
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $38,341 $78,206 $97,385 $19,176 1,916 1.8%
Total Affiliated Short-Term Investments 38,341 19,176 1.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 76,091 63,078 13,013 13,013 1.2
Total Collateral Held for Securities Loaned – 13,013 1.2
Total Value $38,341 $32,189
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $(23) $37 $0 $328
Total Income/Non Income Cash from Affiliated Investments $328
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total $(23) $37 $0

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 95.2% ) Value
Asset-Backed Securities (13.5%)
Ares XXXVII CLO, Ltd.
$ 4,000,000
1.445%,  (LIBOR 3M +
1.170%), 10/15/2030, Ser.
2015-4A, Class A1R
a,b
$ 3,936,068
Arkansas Student Loan Authority
4,321,892
1.260%,  (LIBOR 3M +
0.900%), 11/25/2043
b
4,270,721
Assurant CLO III, Ltd.
4,700,000
1.502%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-2A, Class A
a,b
4,590,485
Axis Equipment Finance
Receivables Trust
1,883,414
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
a
1,916,109
Bank of the West Auto Trust
853,819
2.110%,  1/15/2023, Ser.
2017-1, Class A3
a
859,837
BCC Funding XIV, LLC
568,048
2.960%,  6/20/2023, Ser.
2018-1A, Class A2
a
570,459
Benefit Street Partners CLO IV, Ltd.
5,400,000
1.522%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
a,b
5,365,683
BlueMountain CLO, Ltd.
2,955,119
1.502%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,b
2,934,106
3,522,000
1.272%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,b
3,420,436
Business Jet Securities, LLC
845,496
4.335%,  2/15/2033, Ser.
2018-1, Class A
a
847,335
CBAM, Ltd.
5,000,000
1.555%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
4,951,495
CCG Receivables Trust
610,132
2.500%,  6/16/2025, Ser.
2018-1, Class A2
a
612,911
Commonbond Student Loan Trust
91,946
3.200%,  6/25/2032, Ser.
2015-A, Class A
a
92,000
660,444
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
676,264
1,838,491
0.672%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
1,811,444
Conn Funding II, LP
139,177
3.250%,  1/15/2023, Ser.
2018-A, Class A
a
138,550
CoreVest American Finance Trust
1,985,578
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
2,046,193
Credit Acceptance Auto Loan Trust
2,200,948
3.470%,  5/17/2027, Ser.
2018-2A, Class A
a
2,225,815
Deephaven Residential Mortgage
Trust
1,544,976
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
a,b
1,558,815
Principal
Amount Long-Term Fixed Income (95.2%) Value
Asset-Backed Securities (13.5%) - continued
DRB Prime Student Loan Trust
$ 440,047
2.072%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
a,b
$ 442,128
Earnest Student Loan Program,
LLC
844,565
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
855,984
Education Funding Trust
4,587,909
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
4,638,317
Fifth Third Auto Trust
189,565
1.800%,  2/15/2022, Ser.
2017-1, Class A3 189,987
FREED ABS Trust
443,945
3.420%,  6/18/2026, Ser.
2019-1, Class A
a
444,610
Freedom ABS Trust
2,340,832
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
2,338,239
Garrison BSL CLO, Ltd.
6,000,000
1.243%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-1A, Class A1
a,b
5,928,894
Genesis Private Label Amortizing
Trust
5,000,000
2.080%,  7/20/2030, Ser.
2020-1, Class A
a
5,000,363
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.570%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,b
2,929,014
Golub Capital Partners, Ltd.
6,000,000
1.422%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,b
5,929,350
Home Partners of America Trust
1,989,594
0.998%,  (LIBOR 1M +
0.817%), 7/17/2034, Ser.
2017-1, Class A
a,b
1,974,013
HSI Asset Securitization
Corporation Trust
1,001,217
0.542%,  (LIBOR 1M +
0.370%), 1/25/2036, Ser.
2006-OPT2, Class M1
b
1,002,395
Invitation Homes Trust
4,204,939
1.281%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,b
4,193,722
Marlette Funding Trust
1,525,892
3.440%,  4/16/2029, Ser.
2019-1A, Class A
a
1,540,826
National Collegiate Trust
1,301,077
0.467%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
1,256,069
Nationstar HECM Loan Trust
2,628,855
2.272%,  11/25/2029, Ser.
2019-2A, Class A
a,b
2,632,749
Navient Private Education Loan
Trust
1,252,263
2.820%,  2/15/2068, Ser.
2019-CA, Class A1
a
1,259,844

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Asset-Backed Securities (13.5%) - continued
Navient Student Loan Trust
$ 1,319,846
2.180%,  8/15/2068, Ser.
2019-FA, Class A1
a
$ 1,326,554
2,328,235
0.772%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
2,312,513
1,619,042
0.922%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
1,617,813
Neuberger Berman CLO XIV, Ltd.
3,500,000
1.277%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,b
3,443,058
Neuberger Berman CLO, Ltd.
3,000,000
1.288%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,b
2,954,673
NextGear Floorplan Master Owner
Trust
3,200,000
2.560%,  10/17/2022, Ser.
2017-2A, Class A2
a
3,209,740
Northstar Education Finance, Inc.
643,430
0.872%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
623,997
NRZ Excess Spread-Collateralized
Notes Series
1,927,293
3.193%,  1/25/2023, Ser.
2018-PLS1, Class A
a
1,937,060
OneMain Financial Issuance Trust
2,250,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
a
2,340,110
OZLM VIII, Ltd.
4,352,049
1.443%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
a,b
4,283,060
Pretium Mortgage Credit Partners,
LLC
3,528,611
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
a,c
3,509,228
Progress Residential Trust
2,987,415
2.768%,  8/17/2034, Ser.
2017-SFR1, Class A
a
3,040,017
2,997,040
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
3,099,662
3,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
3,078,525
RCO Mortgage, LLC
6,781,977
4.458%,  10/25/2023, Ser.
2018-2, Class A1
a,c
6,806,800
Residential Asset Mortgage
Program Series Trust
307,633
0.462%,  (LIBOR 1M +
0.290%), 8/25/2036, Ser.
2006-RZ3, Class A3
b
307,368
SLM Student Loan Trust
2,902,588
0.572%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
2,742,655
Small Business Lending Trust
852,221
2.850%,  7/15/2026, Ser.
2019-A, Class A
a
836,655
1,520,100
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
1,479,214
Principal
Amount Long-Term Fixed Income (95.2%) Value
Asset-Backed Securities (13.5%) - continued
SoFi Consumer Loan Program
Trust
$ 2,010,775
3.010%,  4/25/2028, Ser.
2019-2, Class A
a
$ 2,034,393
855,089
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
862,700
SoFi Consumer Loan Program,
LLC
309,129
2.770%,  5/25/2026, Ser.
2017-3, Class A
a
310,839
611,336
3.060%,  9/25/2028, Ser.
2016-5, Class A
a
612,299
SoFi Professional Loan Program,
LLC
289,678
2.510%,  8/25/2033, Ser.
2015-C, Class A2
a
291,930
184,959
1.022%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,b
184,451
Sound Point CLO XX, Ltd.
3,000,000
1.345%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,b
2,902,527
THL Credit Wind River CLO, Ltd.
6,000,000
1.502%,  (LIBOR 3M +
1.230%), 7/20/2030, Ser.
2017-2A, Class A
a,b
5,910,036
Upstart Securitization Trust
2,058,942
2.897%,  9/20/2029, Ser.
2019-2, Class A
a
2,075,084
2,743,647
2.684%,  1/21/2030, Ser.
2019-3, Class A
a
2,767,045
4,531,529
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
4,562,358
Vericrest Opportunity Loan
Transferee
4,201,008
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
a,c
4,197,537
Voya CLO, Ltd.
1,248,050
1.475%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
a,b
1,224,771
Total 162,265,902
Basic Materials (1.0%)
Air Products and Chemicals, Inc.
975,000 1.500%,  10/15/2025 1,018,713
Dow Chemical Company
1,500,000 3.150%,  5/15/2024 1,613,468
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,208,254
EI du Pont de Nemours &
Company
800,000 1.700%,  7/15/2025 836,190
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,546,050
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,136,442
Mosaic Company
750,000 3.250%,  11/15/2022 773,797
Nucor Corporation
950,000 2.000%,  6/1/2025 999,867
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 971,065

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Basic Materials (1.0%) - continued
Syngenta Finance NV
$ 1,000,000 4.892%,  4/24/2025
a
$ 1,071,742
Total 12,175,588
Capital Goods (1.8%)
Caterpillar Financial Services
Corporation
1,580,000 1.950%,  11/18/2022 1,636,413
CNH Industrial Capital, LLC
1,180,000 1.950%,  7/2/2023 1,190,984
General Electric Company
1,010,000 3.450%,  5/15/2024 1,088,366
Honeywell International, Inc.
1,075,000 1.350%,  6/1/2025 1,112,164
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025
a
888,672
Northrop Grumman Corporation
2,000,000 2.550%,  10/15/2022 2,087,742
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025
a
2,515,209
PACCAR Financial Corporation
1,350,000 2.650%,  4/6/2023 1,425,330
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,340,177
Roper Technologies, Inc.
500,000 2.800%,  12/15/2021 515,027
1,250,000 3.650%,  9/15/2023 1,366,259
750,000 2.350%,  9/15/2024 799,183
Siemens
Financieringsmaatschappij NV
2,000,000
0.931%,  (LIBOR 3M +
0.610%), 3/16/2022
a,b,d
2,010,449
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,157,480
WW Grainger, Inc.
1,125,000 1.850%,  2/15/2025 1,183,645
Total 21,317,100
Collateralized Mortgage Obligations (14.5%)
Angel Oak Mortgage Trust
1,401,887
2.531%,  1/26/2065, Ser.
2020-2, Class A1A
a,b
1,427,168
Angel Oak Mortgage Trust I, LLC
1,906,021
3.258%,  4/27/2048, Ser.
2018-1, Class A1
a,b
1,931,236
2,158,619
3.674%,  7/27/2048, Ser.
2018-2, Class A1
a,b
2,201,279
Antler Mortgage Trust
2,500,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
a
2,506,769
2,679,170
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
a
2,684,385
Banc of America Funding Trust
394,215
3.225%,  1/25/2035, Ser.
2004-D, Class 4A1
b
395,570
1,533,203
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,579,302
Bear Stearns Adjustable Rate
Mortgage Trust
105,944
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
105,092
602,914
4.753%,  10/25/2036, Ser.
2006-4, Class 1A1
b
582,000
Principal
Amount Long-Term Fixed Income (95.2%) Value
Collateralized Mortgage Obligations (14.5%) -
continued
Bellemeade Re, Ltd.
$ 5,500,000
2.822%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
a,b
$ 5,516,579
BRAVO Residential Funding Trust
1,689,761
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
1,737,941
Cascade Funding Mortgage Trust
2,449,055
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,b
2,546,364
Chase Mortgage Finance Trust
Series
1,596,874
4.643%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,484,027
COLT Funding, LLC
691,237
3.470%,  7/27/2048, Ser.
2018-2, Class A1
a,b
697,876
1,454,141
2.764%,  8/25/2049, Ser.
2019-3, Class A1
a,b
1,471,642
Countrywide Alternative Loan Trust
160,926
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 151,153
135,394
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 127,224
Credit Suisse Mortgage Capital
Certificates
2,191,631
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
a,c
2,192,784
2,500,000
1.155%,  (LIBOR 1M +
0.980%), 5/15/2036, Ser.
2019-ICE4, Class A
a,b
2,493,724
Deephaven Residential Mortgage
Trust
3,820,089
2.791%,  10/25/2059, Ser.
2019-4A, Class A1
a,b
3,869,364
Ellington Financial Mortgage Trust
1,251,373
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
a,b
1,280,520
Federal Home Loan Mortgage
Corporation - REMIC
1,613,389
3.000%,  8/15/2040, Ser.
4364, Class A 1,655,633
Federal National Mortgage
Association - REMIC
4,167,688
4.000%,  3/25/2029, Ser.
2012-74, Class V 4,343,684
656,442
3.000%,  1/25/2041, Ser.
2015-79, Class BA 663,859
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
40,166
2.250%,  6/25/2025, Ser.
2010-58, Class PT 40,280
FWD Securitization Trust
3,243,217
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,b
3,320,266
GCAT Trust
3,218,419
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
a,c
3,257,453
Genworth Mortgage Insurance
Corporation
2,000,000
2.072%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
a,b
1,924,257

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Collateralized Mortgage Obligations (14.5%) -
continued
GMAC Mortgage Corporation
Loan Trust
$ 22,670
0.672%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
$ 23,917
122,796
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
b
127,231
GS Mortgage-Backed Securities
Trust
2,922,236
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
3,082,128
1,056,267
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,b
1,064,768
GSAA Home Equity Trust
920,881
4.534%,  8/25/2034, Ser.
2004-10, Class M2
c
981,924
Homeward Opportunities Fund I
Trust
3,772,243
3.454%,  1/25/2059, Ser.
2019-1, Class A1
a,b
3,827,324
J.P. Morgan Alternative Loan Trust
478,782
3.796%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
427,528
J.P. Morgan Mortgage Trust
215,443
3.948%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
186,876
Legacy Mortgage Asset Trust
3,309,208
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
a
3,365,334
1,969,760
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,c
1,983,025
Long Beach Mortgage Loan Trust
756,801
1.042%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
b
755,277
Master Asset Securitization Trust
518,279
0.672%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
142,179
Merrill Lynch Mortgage Investors
Trust
241,799
1.357%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
241,146
Mortgage Equity Conversion Asset
Trust
1,132,531
0.630%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
1,073,306
1,118,541
0.630%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
1,068,322
New Residential Mortgage Loan
Trust
2,961,341
4.335%,  7/25/2050, Ser.
2020-NPL1, Class A1
a,c
2,960,999
New Residential Mortgage, LLC
2,590,044
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
2,535,208
Oaktown Re II, Ltd.
206,553
1.722%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
a,b
205,605
Principal
Amount Long-Term Fixed Income (95.2%) Value
Collateralized Mortgage Obligations (14.5%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 855,958
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
a,c
$ 861,457
1,989,198
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
a,c
2,005,550
3,523,904
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,b
3,506,474
2,869,441
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
a,c
2,850,544
2,762,761
2.981%,  2/25/2025, Ser.
2020-1A, Class A1
a,c
2,747,658
Pretium Mortgage Credit Partners,
LLC
5,458,354
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
a,c
5,406,351
Radnor RE, Ltd.
177,458
1.572%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
a,b
177,149
RCO Mortgage, LLC
3,608,594
3.475%,  11/25/2024, Ser.
2019-2, Class A1
a,c
3,593,349
2,974,498
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
a,b
3,110,855
Residential Asset Securitization
Trust
273,066
5.750%,  2/25/2036, Ser.
2005-A15, Class 5A1 172,221
Residential Funding Mortgage
Security I Trust
262,748
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 250,941
Silver Hill Trust
4,993,209
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,b
5,085,352
Specialty Underwriting and
Residential Finance Trust
3,195,358
1.172%,  (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
2,963,123
3,578,304
1.152%,  (LIBOR 1M +
0.980%), 10/25/2035, Ser.
2004-BC4, Class A2C
b
3,459,081
Stanwich Mortgage Loan Trust
3,011,463
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,c
2,981,494
Starwood Mortgage Residential
Trust
2,550,970
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
a,b
2,630,948
2,843,664
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,b
2,845,709
Terwin Mortgage Trust
1,445,006
1.172%,  (LIBOR 1M +
1.000%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
1,408,927
Toorak Mortgage Corporation
4,000,000
4.336%,  8/25/2021, Ser.
2018-1, Class A1
a,c
4,003,881
6,000,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,c
6,034,549
3,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,495,849

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Collateralized Mortgage Obligations (14.5%) -
continued
$ 3,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,c
$ 3,433,113
TVC Mortgage Trust
3,200,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
3,189,246
Vericrest Opportunity Loan
Transferee
2,349,439
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
a,c
2,312,438
1,340,422
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
a,c
1,341,819
3,500,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
a,c
3,377,942
4,112,376
3.327%,  11/26/2049, Ser.
2019-NPL9, Class A1A
a,c
4,089,969
4,000,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
a,c
3,899,262
2,349,570
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
a,c
2,345,492
Verus Securitization Trust
2,506,871
3.836%,  2/25/2059, Ser.
2019-1, Class A1
a,b
2,555,082
3,786,784
3.211%,  5/25/2059, Ser.
2019-2, Class A1
a,b
3,862,321
3,284,880
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
a,b
3,342,912
1,642,727
1.977%,  4/25/2060, Ser.
2020-INV1, Class A1
a,b
1,637,529
1,933,148
2.226%,  5/25/2060, Ser.
2020-2, Class A1
a,b
1,953,564
Wachovia Asset Securitization, Inc.
231,523
0.312%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,e
199,988
Wachovia Mortgage Loan Trust,
LLC
107,740
3.898%,  5/20/2036, Ser.
2006-A, Class 2A1
b
105,196
WaMu Mortgage Pass Through
Certificates
1,151,027
2.202%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
1,018,388
Total 174,495,251
Commercial Mortgage-Backed Securities (0.4%)
Federal National Mortgage
Association - ACES
1,650,068
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
1,668,780
GSAA Home Equity Trust
1,030,997
2.122%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
b
1,069,965
Morgan Stanley BAML Trust
2,255,000
2.918%,  2/15/2046, Ser.
2013-C7, Class A4 2,328,922
Total 5,067,667
Communications Services (1.7%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,641,076
Principal
Amount Long-Term Fixed Income (95.2%) Value
Communications Services (1.7%) - continued
AT&T, Inc.
$ 2,000,000
1.314%,  (LIBOR 3M +
0.890%), 2/15/2023
b
$ 2,002,127
Charter Communications
Operating, LLC
2,125,000 4.500%,  2/1/2024 2,361,746
Cox Communications, Inc.
1,500,000 3.150%,  8/15/2024
a
1,630,630
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,089,940
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,104,890
Fox Corporation
1,000,000 3.666%,  1/25/2022 1,047,681
1,060,000 3.050%,  4/7/2025 1,163,810
Omnicom Group, Inc.
1,250,000 3.625%,  5/1/2022 1,318,141
Sprint Corporation
1,340,000 7.125%,  6/15/2024 1,563,177
T-Mobile USA, Inc.
2,265,000 3.500%,  4/15/2025
a
2,502,394
Vodafone Group PLC
2,125,000 2.950%,  2/19/2023 2,249,430
Walt Disney Company
1,335,000 1.750%,  1/13/2026 1,395,019
Total 21,070,061
Consumer Cyclical (3.1%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 531,844
Amazon.com, Inc.
2,400,000 0.800%,  6/3/2025 2,436,646
American Honda Finance
Corporation
1,050,000 1.950%,  5/10/2023 1,089,404
1,070,000 1.200%,  7/8/2025 1,086,035
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,156,354
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 1,014,966
Daimler Finance North America,
LLC
1,125,000 1.750%,  3/10/2023
a
1,150,713
1,000,000
1.396%,  (LIBOR 3M +
0.840%), 5/4/2023
a,b
984,458
Ford Motor Credit Company, LLC
1,000,000
1.627%,  (LIBOR 3M +
1.235%), 2/15/2023
b
930,070
General Motors Financial
Company, Inc.
2,100,000 3.950%,  4/13/2024 2,239,511
1,580,000 2.900%,  2/26/2025 1,634,877
1,075,000 2.750%,  6/20/2025 1,108,607
Harley-Davidson Financial
Services, Inc.
574,000 4.050%,  2/4/2022
a
596,234
Home Depot, Inc.
1,600,000 4.400%,  4/1/2021 1,627,077
Hyundai Capital Services, Inc.
2,000,000 3.000%,  3/6/2022
a
2,053,015
1,500,000 3.000%,  8/29/2022
a
1,540,369
Kohl's Corporation
1,260,000 9.500%,  5/15/2025 1,502,199

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Consumer Cyclical (3.1%) - continued
Lennar Corporation
$ 1,260,000 4.875%,  12/15/2023 $ 1,357,915
400,000 5.875%,  11/15/2024 453,442
Lowe's Companies, Inc.
800,000 4.000%,  4/15/2025 917,209
Ralph Lauren Corporation
800,000 1.700%,  6/15/2022 816,892
Starbucks Corporation
1,100,000 1.300%,  5/7/2022 1,116,378
Target Corporation
1,060,000 2.250%,  4/15/2025 1,140,419
TJX Companies, Inc.
1,325,000 3.500%,  4/15/2025 1,477,201
Toyota Motor Credit Corporation
1,075,000 1.800%,  2/13/2025 1,125,768
VF Corporation
1,100,000 2.050%,  4/23/2022 1,128,831
Volkswagen Group of America
Finance, LLC
2,000,000 4.250%,  11/13/2023
a
2,208,679
1,500,000 2.850%,  9/26/2024
a
1,605,346
Total 37,030,459
Consumer Non-Cyclical (5.0%)
Abbott Laboratories
1,262,000 2.550%,  3/15/2022 1,308,044
AbbVie, Inc.
2,100,000 2.300%,  11/21/2022
a
2,178,918
2,000,000 3.850%,  6/15/2024
a
2,215,573
2,080,000 3.600%,  5/14/2025 2,328,843
Altria Group, Inc.
2,500,000 3.800%,  2/14/2024 2,747,792
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,767,384
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,310,569
Becton, Dickinson and Company
750,000
1.181%,  (LIBOR 3M +
0.875%), 12/29/2020
b
750,151
1,950,000 3.125%,  11/8/2021 2,012,489
Boston Scientific Corporation
2,100,000 3.450%,  3/1/2024 2,291,416
Bristol-Myers Squibb Company
2,000,000 3.625%,  5/15/2024 2,215,474
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
a
1,064,656
1,200,000 1.375%,  7/23/2023
a
1,229,435
Centene Corporation
1,200,000 5.375%,  8/15/2026
a
1,284,000
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,073,239
Coca-Cola Company
1,100,000 2.950%,  3/25/2025 1,222,600
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,957,495
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,036,824
1,500,000 3.200%,  2/15/2023 1,596,031
CVS Health Corporation
1,750,000 3.700%,  3/9/2023 1,883,323
1,050,000 4.000%,  12/5/2023 1,157,642
1,000,000 4.100%,  3/25/2025 1,136,500
Diageo Capital plc
800,000 1.375%,  9/29/2025 826,964
Principal
Amount Long-Term Fixed Income (95.2%) Value
Consumer Non-Cyclical (5.0%) - continued
General Mills, Inc.
$ 1,500,000
1.283%,  (LIBOR 3M +
1.010%), 10/17/2023
b
$ 1,515,972
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,858,507
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,567,800
Mondelez International, Inc.
975,000 2.125%,  4/13/2023 1,016,754
Mylan NV
1,125,000 3.150%,  6/15/2021 1,148,105
Novartis Capital Corporation
2,400,000 1.750%,  2/14/2025 2,529,503
PepsiCo, Inc.
1,850,000 2.250%,  3/19/2025 1,992,719
Pernod Ricard SA
1,915,000 4.250%,  7/15/2022
a
2,049,578
Philip Morris International, Inc.
1,100,000 1.125%,  5/1/2023 1,119,467
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
a
1,995,762
Thermo Fisher Scientific, Inc.
800,000 4.133%,  3/25/2025 921,358
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,104,566
Upjohn, Inc.
800,000 1.650%,  6/22/2025
a
822,708
Zimmer Biomet Holdings, Inc.
1,500,000
1.066%,  (LIBOR 3M +
0.750%), 3/19/2021
b
1,500,137
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,539,216
Total 60,277,514
Energy (3.2%)
BP Capital Markets America, Inc.
1,500,000
0.966%,  (LIBOR 3M +
0.650%), 9/19/2022
b
1,506,149
1,000,000 3.790%,  2/6/2024 1,099,551
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,635,819
Chevron Corporation
1,475,000 1.141%,  5/11/2023 1,508,068
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 2,097,564
Diamondback Energy, Inc.
1,050,000 2.875%,  12/1/2024 1,067,136
Encana Corporation
1,000,000 3.900%,  11/15/2021 1,004,718
Energy Transfer Operating, LP
1,675,000 4.200%,  9/15/2023 1,769,065
1,050,000 2.900%,  5/15/2025 1,061,870
EOG Resources, Inc.
975,000 2.625%,  3/15/2023 1,025,926
Equinor ASA
1,075,000 2.875%,  4/6/2025 1,176,152
Exxon Mobil Corporation
1,465,000
0.688%,  (LIBOR 3M +
0.370%), 3/6/2022
b
1,470,941
1,400,000 2.992%,  3/19/2025 1,540,160
Hess Corporation
2,000,000 3.500%,  7/15/2024 2,033,579
Marathon Oil Corporation
2,000,000 2.800%,  11/1/2022 2,025,216

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Energy (3.2%) - continued
Marathon Petroleum Corporation
$ 1,325,000 3.400%,  12/15/2020 $ 1,335,761
MPLX, LP
500,000 3.500%,  12/1/2022 521,724
1,500,000 4.875%,  6/1/2025 1,699,490
National Fuel Gas Company
375,000 5.500%,  1/15/2026 405,419
Newfield Exploration Company
1,000,000 5.750%,  1/30/2022 1,015,059
700,000 5.625%,  7/1/2024 699,334
Noble Energy, Inc.
1,185,000 3.900%,  11/15/2024 1,319,429
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,016,001
Petroleos Mexicanos
850,000 2.378%,  4/15/2025 882,395
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,104,648
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,629,908
Suncor Energy, Inc.
1,070,000 2.800%,  5/15/2023 1,124,979
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 851,899
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,379,458
Total 38,007,418
Financials (15.7%)
AerCap Ireland Capital Designated
Activity Company and AerCap
Global Aviation Trust
1,000,000 3.300%,  1/23/2023 991,089
AerCap Ireland Capital, Ltd.
425,000 6.500%,  7/15/2025 455,996
American Express Credit
Corporation
650,000
1.363%,  (LIBOR 3M +
1.050%), 9/14/2020
b
650,174
American International Group, Inc.
1,150,000 3.300%,  3/1/2021 1,167,364
1,200,000 2.500%,  6/30/2025 1,283,224
Athene Global Funding
2,000,000
1.534%,  (LIBOR 3M +
1.230%), 7/1/2022
a,b
2,007,481
Australia and New Zealand
Banking Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,b
2,188,811
Aviation Capital Group, LLC
1,100,000 5.500%,  12/15/2024
a
1,126,650
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
421,249
Banco Santander SA
800,000
1.386%,  (LIBOR 3M +
1.120%), 4/12/2023
b
799,348
Bank of America Corporation
1,500,000 2.816%,  7/21/2023
b
1,562,646
2,150,000 4.200%,  8/26/2024 2,410,151
1,000,000 3.458%,  3/15/2025
b
1,092,787
2,100,000 2.456%,  10/22/2025
b
2,228,152
1,475,000 1.319%,  6/19/2026
b
1,493,657
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,637,885
Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (15.7%) - continued
Bank of New York Mellon
Corporation
$ 2,115,000 1.850%,  1/27/2023 $ 2,189,771
1,100,000 1.600%,  4/24/2025 1,148,548
800,000 4.700%,  9/20/2025
b,f
866,224
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,180,843
Bank of Nova Scotia
1,325,000 1.950%,  2/1/2023 1,371,339
1,265,000 1.625%,  5/1/2023
d
1,303,873
1,065,000 4.900%,  6/4/2025
b,f
1,094,138
Barclays plc
1,250,000 3.250%,  1/12/2021 1,265,275
2,000,000 3.684%,  1/10/2023 2,077,737
2,000,000
1.766%,  (LIBOR 3M +
1.380%), 5/16/2024
b
2,003,516
BNP Paribas SA
1,040,000 2.819%,  11/19/2025
a,b
1,104,656
BPCE SA
1,000,000
1.578%,  (LIBOR 3M +
1.220%), 5/22/2022
a,b
1,008,830
1,050,000 2.375%,  1/14/2025
a
1,099,857
Branch Banking and Trust
Company
2,200,000 2.150%,  12/6/2024 2,340,501
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 2,249,600
Capital One Bank USA NA
2,125,000 2.014%,  1/27/2023
b
2,163,501
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,643,279
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
b,f
657,000
Citigroup, Inc.
1,500,000
1.205%,  (LIBOR 3M +
0.960%), 4/25/2022
b
1,515,035
2,110,000 2.312%,  11/4/2022
b
2,155,217
2,200,000 4.000%,  8/5/2024 2,426,651
1,075,000 3.106%,  4/8/2026
b
1,168,400
CNA Financial Corporation
1,250,000 5.750%,  8/15/2021 1,317,367
Comerica, Inc.
750,000 3.700%,  7/31/2023 811,245
665,000 5.625%,  7/1/2025
b,d,f
710,087
Compass Bank
1,500,000 2.875%,  6/29/2022 1,549,496
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,b
1,904,804
Credit Agricole SA
1,065,000 1.907%,  6/16/2026
a,b
1,095,956
Credit Suisse AG
825,000 2.800%,  4/8/2022 857,385
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,678,125
810,000 7.500%,  12/11/2023
a,b,f
887,963
1,200,000 2.193%,  6/5/2026
a,b
1,236,664
Danske Bank AS
1,500,000 5.375%,  1/12/2024
a
1,695,175
Discover Bank
1,250,000 2.450%,  9/12/2024 1,326,009
Fifth Third Bancorp
1,100,000 2.875%,  10/1/2021 1,128,802
2,100,000 2.375%,  1/28/2025 2,231,122

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (15.7%) - continued
First Horizon National Corporation
$ 1,575,000 3.550%,  5/26/2023 $ 1,651,470
First Republic Bank
1,060,000 1.912%,  2/12/2024
b
1,090,848
FNB Corporation
1,685,000 2.200%,  2/24/2023 1,684,064
GE Capital Funding, LLC
1,025,000 3.450%,  5/15/2025
a
1,081,104
Goldman Sachs Group, Inc.
1,060,000 3.500%,  4/1/2025 1,174,332
2,085,000 3.272%,  9/29/2025
b
2,275,083
HCP, Inc.
1,325,000 4.250%,  11/15/2023 1,451,827
HSBC Holdings plc
1,175,000
1.804%,  (LIBOR 3M +
1.500%), 1/5/2022
b
1,193,845
2,000,000 3.262%,  3/13/2023
b
2,074,892
1,500,000 6.250%,  3/23/2023
b,f
1,490,505
Huntington Bancshares, Inc.
1,450,000 3.150%,  3/14/2021 1,471,330
ING Groep NV
2,400,000
1.456%,  (LIBOR 3M +
1.150%), 3/29/2022
b,d
2,425,800
500,000 4.625%,  1/6/2026
a
591,810
International Lease Finance
Corporation
1,440,000 5.875%,  8/15/2022 1,554,818
J.P. Morgan Chase & Company
1,250,000
4.487%,  (LIBOR 3M +
3.800%), 11/1/2020
b,f
1,234,088
1,075,000 1.514%,  6/1/2024
b
1,100,263
1,900,000 3.875%,  9/10/2024 2,123,486
1,500,000
1.123%,  (LIBOR 3M +
0.850%), 1/10/2025
b,d
1,512,299
1,200,000 2.005%,  3/13/2026
b
1,250,768
1,100,000 2.083%,  4/22/2026
b
1,153,338
Kilroy Realty, LP
700,000 3.800%,  1/15/2023 725,530
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,092,272
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
b
1,550,026
2,000,000 2.907%,  11/7/2023
b
2,092,374
1,075,000 7.500%,  6/27/2024
b,f
1,134,125
350,000 4.582%,  12/10/2025 395,145
Macquarie Group, Ltd.
1,500,000
1.391%,  (LIBOR 3M +
1.020%), 11/28/2023
a,b
1,501,800
Mitsubishi UFJ Financial Group,
Inc.
995,000
1.373%,  (LIBOR 3M +
1.060%), 9/13/2021
b
1,003,921
1,600,000
1.278%,  (LIBOR 3M +
0.920%), 2/22/2022
b
1,613,254
1,125,000 2.193%,  2/25/2025 1,182,535
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
742,396
Mizuho Financial Group, Inc.
1,175,000
1.453%,  (LIBOR 3M +
1.140%), 9/13/2021
b
1,186,272
1,500,000 2.555%,  9/13/2025
b
1,575,394
Morgan Stanley
1,000,000
3.885%,  (LIBOR 3M +
3.610%), 10/15/2020
b,f
947,464
Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (15.7%) - continued
$ 2,200,000 4.100%,  5/22/2023 $ 2,391,646
750,000 2.720%,  7/22/2025
b
801,791
1,425,000 5.000%,  11/24/2025 1,696,932
National Bank of Canada
1,050,000 2.100%,  2/1/2023 1,089,536
National Securities Clearing
Corporation
1,650,000 1.200%,  4/23/2023
a
1,683,019
Nationwide Building Society
2,000,000 3.766%,  3/8/2024
a,b
2,135,406
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
1,114,707
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,216,976
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,040,209
1,000,000 2.400%,  10/1/2024 1,071,108
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,244,591
Realty Income Corporation
2,000,000 3.250%,  10/15/2022 2,101,002
Regions Financial Corporation
1,075,000 2.250%,  5/18/2025 1,142,368
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,208,531
Royal Bank of Canada
2,100,000 1.950%,  1/17/2023 2,175,185
1,100,000 1.600%,  4/17/2023 1,134,435
Royal Bank of Scotland Group plc
2,000,000
1.862%,  (LIBOR 3M +
1.470%), 5/15/2023
b
2,009,574
2,000,000 3.498%,  5/15/2023
b
2,091,262
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,047,009
400,000 3.450%,  6/2/2025 427,994
Santander UK Group Holdings plc
750,000 3.125%,  1/8/2021 758,659
Santander UK plc
1,050,000 2.100%,  1/13/2023 1,088,124
Simon Property Group, LP
1,400,000 2.500%,  7/15/2021 1,419,871
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,289,961
Stadshypotek AB
2,000,000 2.500%,  4/5/2022
a
2,068,418
Standard Chartered plc
1,000,000 3.950%,  1/11/2023
a
1,043,790
State Street Corporation
2,062,000
1.286%,  (LIBOR 3M +
0.900%), 8/18/2020
b
2,062,909
250,000 2.825%,  3/30/2023
a,b
259,484
1,585,000 2.354%,  11/1/2025
b
1,699,582
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,432,862
SunTrust Banks, Inc.
725,000 2.900%,  3/3/2021 734,539
Synchrony Financial
250,000 2.850%,  7/25/2022 255,684
1,780,000 4.250%,  8/15/2024 1,890,577
Synovus Bank
1,060,000 2.289%,  2/10/2023
b
1,079,045
Truist Financial Corporation
825,000 4.950%,  9/1/2025
b,f
880,688

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (15.7%) - continued
U.S. Bank NA
$ 2,200,000 2.050%,  1/21/2025 $ 2,337,038
UBS AG
550,000 1.750%,  4/21/2022
a
561,555
UBS Group AG
1,625,000 1.008%,  7/30/2024
a,b
1,632,736
Ventas Realty, LP
2,000,000 3.100%,  1/15/2023 2,066,054
VEREIT Operating Partnership, LP
510,000 4.625%,  11/1/2025 560,290
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
b
519,505
Wells Fargo & Company
750,000 3.450%,  2/13/2023 796,429
1,500,000 3.750%,  1/24/2024 1,644,272
1,850,000 1.654%,  6/2/2024
b
1,885,784
2,110,000 2.406%,  10/30/2025
b
2,219,160
Westpac Banking Corporation
1,055,000 2.000%,  1/13/2023 1,094,630
500,000 2.000%,  1/16/2025
a
530,357
1,060,000 2.894%,  2/4/2030
b
1,095,173
Total 188,039,590
Foreign Government (0.3%)
Province of Ontario Canada
750,000 3.400%,  10/17/2023 820,835
Sinopec Group Overseas
Development 2018, Ltd.
2,350,000 2.150%,  5/13/2025
a
2,444,635
Total 3,265,470
Mortgage-Backed Securities (13.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,460,246 3.000%,  3/25/2050 1,546,315
1,648,048 3.000%,  4/1/2050 1,745,187
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
1,733,849
3.500%,  5/25/2047, Ser.
2017-SC02, Class 2A1
e
1,748,647
Federal National Mortgage
Association
925,762 4.500%,  5/1/2048 995,981
1,330,632 3.500%,  10/1/2048 1,405,127
1,546,132 3.500%,  8/1/2049 1,636,479
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
42,350,000 2.000%,  8/1/2035
g
44,050,617
53,175,000 2.500%,  8/1/2035
g
55,808,824
10,150,000 2.000%,  9/1/2035
g
10,543,313
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
9,800,000 2.500%,  8/1/2050
g
10,294,977
1,225,000 2.000%,  9/1/2050
g
1,266,775
238,156
3.441%,  (LIBOR 12M +
1.481%), 1/1/2043
b
245,907
21,338,000 3.000%,  9/1/2043
g
22,524,145
2,024,297 4.000%,  7/1/2048 2,148,987
Total 155,961,281
Principal
Amount Long-Term Fixed Income (95.2%) Value
Technology (2.5%)
Baidu, Inc.
$ 1,020,000 3.075%,  4/7/2025 $ 1,089,003
Broadcom Corporation
2,250,000 3.125%,  1/15/2025 2,418,332
Broadcom, Inc.
1,500,000 2.250%,  11/15/2023
a
1,561,391
Dell International, LLC/ EMC
Corporation
1,500,000 4.000%,  7/15/2024
a
1,626,208
410,000 5.850%,  7/15/2025
a
477,734
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,158,742
Global Payments, Inc.
875,000 2.650%,  2/15/2025 937,055
Hewlett Packard Enterprise
Company
1,750,000 3.500%,  10/5/2021 1,805,450
1,150,000 4.450%,  10/2/2023 1,262,149
Intel Corporation
1,100,000 3.400%,  3/25/2025 1,236,606
Intuit, Inc.
1,875,000 0.950%,  7/15/2025 1,898,113
Marvell Technology Group, Ltd.
1,000,000 4.200%,  6/22/2023 1,082,164
Micron Technology, Inc.
1,250,000 2.497%,  4/24/2023 1,304,908
NXP Funding, LLC
1,605,000 2.700%,  5/1/2025
a
1,719,901
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,291,955
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,031,753
1,000,000 2.679%,  7/19/2024
a
1,072,634
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,602,148
Tencent Holdings, Ltd.
1,025,000 1.810%,  1/26/2026
a
1,045,999
Texas Instruments, Inc.
750,000 1.375%,  3/12/2025 780,003
Total System Services, Inc.
1,075,000 3.750%,  6/1/2023 1,157,844
VMware, Inc.
1,500,000 2.950%,  8/21/2022 1,565,561
Total 30,125,653
Transportation (1.8%)
Air Canada Pass Through Trust
795,105 3.875%,  3/15/2023
a
676,362
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,770,612
1,500,000 4.250%,  2/1/2024 1,537,915
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,487,115
American Airlines Pass Through
Trust
500,668 3.700%,  5/1/2023 350,301
Avolon Holdings Funding, Ltd.
1,500,000 3.950%,  7/1/2024
a
1,364,950
British Airways plc
1,026,964 4.625%,  6/20/2024
a
982,209
Continental Airlines, Inc.
1,540,352 4.150%,  4/11/2024 1,445,895
Delta Air Lines, Inc.
2,100,000 2.900%,  10/28/2024 1,822,032

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Transportation (1.8%) - continued
ERAC USA Finance, LLC
$ 1,400,000 2.600%,  12/1/2021
a
$ 1,424,627
J.B. Hunt Transport Services, Inc.
1,200,000 3.300%,  8/15/2022 1,256,518
Penske Truck Leasing Company,
LP
750,000 3.650%,  7/29/2021
a
769,939
1,000,000 2.700%,  11/1/2024
a
1,054,133
1,000,000 3.950%,  3/10/2025
a
1,108,782
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,059,020
Southwest Airlines Company
2,275,000 4.750%,  5/4/2023 2,387,394
TTX Company
650,000 4.125%,  10/1/2023
a
705,921
US Airways Pass Through Trust
616,760 3.950%,  11/15/2025 515,159
Total 21,718,884
U.S. Government & Agencies (15.1%)
Federal Home Loan Bank
8,000,000 2.500%,  2/13/2024 8,632,492
3,500,000 1.500%,  8/15/2024 3,670,178
Federal National Mortgage
Association
3,500,000 2.875%,  9/12/2023 3,786,429
U.S. Treasury Bonds
1,275,000 2.250%,  11/15/2027 1,443,738
6,750,000 5.500%,  8/15/2028 9,452,637
20,590,000 2.625%,  2/15/2029 24,288,157
2,970,000 1.500%,  2/15/2030 3,241,245
U.S. Treasury Notes
22,000,000 1.500%,  9/30/2021 22,348,047
19,400,000 2.500%,  1/15/2022 20,064,601
3,350,000 1.125%,  2/28/2022 3,402,344
13,845,000 2.000%,  11/30/2022 14,448,015
12,000,000 1.375%,  2/15/2023 12,380,625
3,875,000 2.750%,  7/31/2023 4,178,491
1,500,000 2.500%,  1/31/2024 1,622,578
2,750,000 2.125%,  7/31/2024 2,963,770
12,225,000 1.250%,  8/31/2024 12,757,934
2,250,000 1.375%,  1/31/2025 2,368,564
2,000,000 2.875%,  7/31/2025 2,262,812
20,000,000 2.625%,  1/31/2026 22,565,625
5,000,000 0.500%,  4/30/2027 5,040,625
Total 180,918,907
Utilities (2.6%)
Ameren Corporation
750,000 2.500%,  9/15/2024 802,999
American Electric Power
Company, Inc.
1,000,000 3.650%,  12/1/2021 1,039,979
Berkshire Hathaway Energy
Company
1,925,000 4.050%,  4/15/2025
a
2,209,432
CenterPoint Energy, Inc.
1,750,000 3.850%,  2/1/2024 1,925,358
DTE Energy Company
1,500,000 3.700%,  8/1/2023 1,623,293
1,500,000 2.529%,  10/1/2024 1,598,508
Edison International
1,580,000 2.950%,  3/15/2023
d
1,624,172
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
a
2,083,756
Principal
Amount Long-Term Fixed Income (95.2%) Value
Utilities (2.6%) - continued
Exelon Corporation
$ 1,250,000 3.497%,  6/1/2022 $ 1,308,973
Exelon Generation Company, LLC
935,000 3.250%,  6/1/2025 1,032,078
Florida Power & Light Company
1,350,000 2.850%,  4/1/2025 1,483,956
Georgia Power Company
1,050,000 2.100%,  7/30/2023 1,095,020
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,568,231
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,755,398
National Rural Utilities Cooperative
Finance Corporation
850,000 4.750%,  4/30/2043
b
854,275
NiSource Finance Corporation
1,000,000 2.650%,  11/17/2022 1,045,549
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
b,f
1,218,750
PPL Capital Funding, Inc.
1,420,000 3.500%,  12/1/2022 1,501,182
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,173,961
Sempra Energy
2,125,000 3.550%,  6/15/2024 2,327,986
Southern Company
1,500,000 2.950%,  7/1/2023 1,593,352
Total 31,866,208
Total Long-Term Fixed Income
(cost $1,111,628,370) 1,143,602,953
Shares
Registered Investment
Companies ( 2.8% ) Value
Unaffiliated  (2.8%)
398,300 Vanguard Short-Term Corporate
Bond ETF 33,098,730
Total 33,098,730
Total Registered Investment
Companies (cost $32,056,207) 33,098,730
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
3,022,973 Thrivent Cash Management Trust 3,022,973
Total Collateral Held for
Securities Loaned
(cost $3,022,973) 3,022,973
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 6.638%
b
1,458,000
Total 1,458,000
Total Preferred Stock
(cost $1,490,400) 1,458,000

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 13.4% ) Value
Federal Home Loan Bank Discount
Notes
600,000 0.180%, 8/4/2020
h,i
$ 599,999
400,000 0.125%, 8/11/2020
h,i
399,994
400,000 0.100%, 8/25/2020
h,i
399,983
200,000 0.140%, 9/10/2020
h,i
199,981
Thrivent Core Short-Term Reserve
Fund
15,794,172 0.500% 158,099,663
U.S. Treasury Bills
400,000 0.133%, 9/17/2020
h
399,956
460,000 0.035%, 9/24/2020
h
459,938
100,000 0.101%, 10/15/2020
h
99,981
Total Short-Term Investments
(cost $160,503,427) 160,659,495
Total Investments (cost
$1,308,701,377) 111.7% $1,341,842,151
Other Assets and Liabilities, Net
(11.7%) (140,976,358)
Total Net Assets 100.0% $1,200,865,793
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $409,433,686 or 34.1%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2020.
d All or a portion of the security is on loan.
e All or a portion of the security is insured or guaranteed.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Denotes investments purchased on a when-issued or
delayed delivery basis.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of July 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,937,262
Total lending $2,937,262
Gross amount payable upon return of
collateral for securities loaned $3,022,973
Net amounts due to counterparty
$85,711
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 162,265,902 – 162,265,902 –
Basic Materials 12,175,588 – 12,175,588 –
Capital Goods 21,317,100 – 21,317,100 –
Collateralized Mortgage Obligations 174,495,251 – 174,495,251 –
Commercial Mortgage-Backed Securities 5,067,667 – 5,067,667 –
Communications Services 21,070,061 – 21,070,061 –
Consumer Cyclical 37,030,459 – 37,030,459 –
Consumer Non-Cyclical 60,277,514 – 60,277,514 –
Energy 38,007,418 – 38,007,418 –
Financials 188,039,590 – 188,039,590 –
Foreign Government 3,265,470 – 3,265,470 –
Mortgage-Backed Securities 155,961,281 – 155,961,281 –
Technology 30,125,653 – 30,125,653 –
Transportation 21,718,884 – 21,718,884 –
U.S. Government & Agencies 180,918,907 – 180,918,907 –
Utilities 31,866,208 – 31,866,208 –
Registered Investment Companies
Unaffiliated 33,098,730 33,098,730 – –
Preferred Stock
Financials 1,458,000 1,458,000 – –
Short-Term Investments 2,559,832 – 2,559,832 –
Subtotal Investments in Securities $1,180,719,515 $34,556,730 $1,146,162,785 $–
Other Investments  * Total
Affiliated Short-Term Investments 158,099,663
Collateral Held for Securities Loaned 3,022,973
Subtotal Other Investments $161,122,636
Total Investments at Value $1,341,842,151
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 61,817 61,817 – –
Total Asset Derivatives $61,817 $61,817 $– $–
Liability Derivatives
Futures Contracts 1,495,534 1,495,534 – –
Total Liability Derivatives $1,495,534 $1,495,534 $– $–

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Fund's futures contracts held as of July 31, 2020. Investments and/or cash totaling $1,599,957 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 350 September 2020 $ 77,282,716 $ 61,817
Total Futures Long Contracts $ 77,282,716 $ 61,817
CBOT 10-Yr. U.S. Treasury Note (190) September 2020 ( $ 26,320,326) ( $ 294,519)
CBOT 5-Yr. U.S. Treasury Note (892) September 2020 (111,851,769) (651,731)
CBOT U.S. Long Bond (73) September 2020 (12,989,417) (317,114)
Ultra 10-Yr. U.S. Treasury Note (82) September 2020 (12,826,330) (232,170)
Total Futures Short Contracts ( $ 163,987,842) ($1,495,534)
Total Futures Contracts ( $ 86,705,126) ($1,433,717)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $89,624 $370,435 $302,022 $158,100 15,794 13.2%
Total Affiliated Short-Term Investments 89,624 158,100 13.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,520 142,419 140,916 3,023 3,023 0.2
Total Collateral Held for Securities Loaned 1,520 3,023 0.2
Total Value $91,144 $161,123
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $(93) $156 $0 $830
Total Income/Non Income Cash from Affiliated Investments $830
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total $(93) $156 $0

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 100.2% ) Value
Communications Services (10.1%)
10 Alphabet, Inc., Class A
a
$ 14,880
1,815 Auto Trader Group plc
b
12,679
2,106 BCE, Inc. 88,300
8,471 Deutsche Telekom AG 141,422
1,811 Elisa Oyj 107,408
700 Hakuhodo Dy Holdings, Inc. 7,684
273,000 HKT Trust and HKT, Ltd. 402,263
1,200 KDDI Corporation 38,157
19,719 Koninklijke (Royal) KPN NV 51,948
153 Match Group, Inc.
a
15,713
4,900 Nippon Telegraph & Telephone
Corporation 113,736
19,200 NTT DOCOMO, Inc. 528,597
13,210 Orange SA 154,833
409,000 PCCW, Ltd. 230,575
965 Rogers Communications, Inc. 39,408
21,100 SoftBank Corporation 282,449
432 Take-Two Interactive Software,
Inc.
a
70,857
8,855 Telefonica Deutschland Holding
AG 24,161
1,410 Telenet Group Holding NV 54,697
1,023 T-Mobile US, Inc.
a
109,850
11,412 Verizon Communications, Inc. 655,962
Total 3,145,579
Consumer Discretionary (6.1%)
19 Amazon.com, Inc.
a
60,129
2,900 Aoyama Trading Company, Ltd. 15,589
177 AutoZone, Inc.
a
213,713
390 Dollar General Corporation 74,256
1,300 Doutor Nichires Holdings
Company, Ltd. 17,305
62 Hermes International 50,266
1,049 Home Depot, Inc. 278,499
800 Iida Group Holdings Company,
Ltd. 12,382
2,536 McDonald's Corporation 492,694
4,700 Nissan Motor Company, Ltd. 16,077
700 Oriental Land Company, Ltd. 84,450
2,700 Rinnai Corporation 221,302
2,800 Saint Marc Holdings Company,
Ltd. 38,674
1,900 Sangetsu Company, Ltd. 25,989
1,100 SHIMAMURA Company, Ltd. 76,493
2,841 TJX Companies, Inc. 147,704
912 Yum! Brands, Inc. 83,038
Total 1,908,560
Consumer Staples (16.7%)
788 Carlsberg AS 116,379
1,195 Clorox Company 282,629
11,373 Coca-Cola Company 537,261
3,701 Colgate-Palmolive Company 285,717
575 Hershey Company 83,611
3,951 Hormel Foods Corporation 200,948
18,600 Japan Tobacco, Inc. 317,920
487 Kellogg Company 33,598
377 Kerry Group plc 49,932
200 Kobayashi Pharmaceutical
Company, Ltd. 17,775
5,357 Koninklijke Ahold Delhaize NV 154,287
600 Kusuri No Aoki Holdings
Company, Ltd. 55,850
42 Lindt & Spruengli AG 325,157
685 Loblaw Companies, Ltd. 35,537
Shares Common Stock (100.2%) Value
Consumer Staples (16.7%) - continued
391 McCormick & Company, Inc. $ 76,206
982 Mondelez International, Inc. 54,491
4,550 Nestle SA 541,094
7,614 Orkla ASA 74,890
4,499 PepsiCo, Inc. 619,332
4,359 Procter & Gamble Company 571,552
5,600 Seven & I Holdings Company, Ltd. 169,229
1,600 Sundrug Company, Ltd. 54,450
561 Unilever NV 33,150
3,465 Wal-Mart Stores, Inc. 448,371
200 Welcia Holdings Company, Ltd. 18,327
837 Woolworths, Ltd. 23,172
Total 5,180,865
Energy (0.2%)
21,700 Eneos Holdings, Inc. 76,093
Total 76,093
Financials (10.4%)
420 Alleghany Corporation 219,375
2,123 Allstate Corporation 200,390
1,337 Aon plc 274,379
3,094 Arthur J. Gallagher & Company 332,574
7,600 Ashikaga Holdings Company, Ltd. 16,907
315 Baloise Holding AG 48,061
2,306 Berkshire Hathaway, Inc.
a
451,469
238 Cboe Global Markets, Inc. 20,873
1,070 Chubb, Ltd. 136,147
1,302 CI Financial Corporation 17,895
715 Cincinnati Financial Corporation 55,720
1,067 CME Group, Inc. 177,314
842 Deutsche Boerse AG 153,197
119 Erie Indemnity Company 25,004
2,700 Hang Seng Bank, Ltd. 42,483
297 Intact Financial Corporation 32,426
9,561 Israel Discount Bank, Ltd. 29,396
3,700 Japan Post Bank Company, Ltd. 27,603
105 Markel Corporation
a
109,677
3,433 Marsh & McLennan Companies,
Inc. 400,288
1,356 Mizrahi Tefahot Bank, Ltd. 28,422
331 RenaissanceRe Holdings, Ltd. 59,706
112 St. Galler Kantonalbank AG 50,646
7,416 Toronto-Dominion Bank 328,154
Total 3,238,106
Health Care (15.8%)
703 Abbott Laboratories 70,750
107 Amgen, Inc. 26,180
1,508 Baxter International, Inc. 130,261
52 Bio-Rad Laboratories, Inc.
a
27,294
2,100 Chugai Pharmaceutical Company,
Ltd. 94,813
1,006 Coloplast AS 171,722
1,968 Danaher Corporation 401,078
1,567 Eli Lilly and Company 235,504
4,611 Gilead Sciences, Inc. 320,603
8,221 GlaxoSmithKline plc 163,765
200 Incyte Corporation
a
19,752
3,600 Johnson & Johnson 524,736
127 Masimo Corporation
a
27,955
2,749 Medtronic plc 265,224
5,294 Merck & Company, Inc. 424,791
16 Mettler -Toledo International, Inc.
a
14,960
2,562 Novartis AG 211,025
4,085 Novo Nordisk AS 268,028

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (100.2%) Value
Health Care (15.8%) - continued
717 Regeneron Pharmaceuticals, Inc.
a
$ 453,194
1,350 Roche Holding AG 467,581
200 Sawai Pharmaceutical Company,
Ltd. 9,501
263 Sonova Holding AG
a
59,465
599 Stryker Corporation 115,787
63 Tecan Group AG 26,422
2,200 Toho Holdings Company, Ltd. 37,673
567 UnitedHealth Group, Inc. 171,676
688 Vertex Pharmaceuticals, Inc.
a
187,136
Total 4,926,876
Industrials (9.2%)
900 All Nippon Airways Company, Ltd. 18,634
407 AMETEK, Inc. 37,953
636 Geberit AG 351,019
566 General Dynamics Corporation 83,055
1,349 Honeywell International, Inc. 201,500
2,500 Itochu Enex Company, Ltd. 19,636
1,400 Jardine Matheson Holdings, Ltd. 57,288
3,700 Kamigumi Company, Ltd. 67,528
600 Keio Corporation 29,960
2,000 Kintetsu Group Holdings
Company, Ltd. 77,924
666 Lockheed Martin Corporation 252,394
1,700 Marubeni Corporation 7,827
9,500 Mitsubishi Corporation 191,423
400 Mitsui & Company, Ltd. 5,980
800 Nagoya Railroad Company, Ltd. 20,245
4,900 Nikkon Holdings Company, Ltd. 89,297
448 Otis Worldwide Corporation 28,107
6,605 RELX plc 139,050
5,574 Republic Services, Inc. 486,331
900 Sumitomo Corporation 9,999
2,400 Takasago Thermal Engineering
Company, Ltd. 31,881
1,397 Verisk Analytics, Inc. 263,628
818 Waste Connections, Inc. 83,739
2,476 Waste Management, Inc. 271,370
500 West Japan Railway Company 21,592
Total 2,847,360
Information Technology (13.4%)
1,570 Accenture plc 352,905
506 Adobe, Inc.
a
224,826
1,727 Amphenol Corporation 182,648
1,350 Automatic Data Processing, Inc. 179,429
188 Broadridge Financial Solutions,
Inc. 25,256
1,100 Canon Electronics, Inc. 15,253
8,900 Canon, Inc. 143,223
3,140 CGI, Inc.
a
224,274
1,954 Cisco Systems, Inc. 92,033
1,359 Citrix Systems, Inc. 194,011
661 Fiserv, Inc.
a
65,961
954 Jack Henry & Associates, Inc. 170,098
500 Kanematsu Electronics, Ltd. 19,192
1,097 Keysight Technologies, Inc.
a
109,579
1,222 MasterCard, Inc. 377,024
1,849 Microsoft Corporation 379,063
1,589 Motorola Solutions, Inc. 222,142
281 Oracle Corporation 15,581
7,219 Paychex, Inc. 519,190
1,500 Ryosan Company, Ltd. 28,518
916 Synopsys, Inc.
a
182,486
4,232 Telefonaktiebolaget LM Ericsson 49,240
Shares Common Stock (100.2%) Value
Information Technology (13.4%) - continued
978 Texas Instruments, Inc. $ 124,744
711 Tyler Technologies, Inc.
a
254,005
70 Visa, Inc. 13,328
Total 4,164,009
Materials (6.2%)
2,470 Agnico Eagle Mines, Ltd. 196,151
12,743 Barrick Gold Corporation 368,272
2,230 Franco-Nevada Corporation 356,465
4,924 Kinross Gold Corporation
a
46,138
1,744 Newcrest Mining, Ltd. 44,430
7,720 Newmont Mining Corporation 534,224
2,100 Nippon Steel Trading Corporation 62,614
21,900 Toray Industries, Inc. 94,795
3,864 Wheaton Precious Metals
Corporation 209,931
Total 1,913,020
Real Estate (5.2%)
591 American Tower Corporation 154,481
114,544 Ascendas REIT 296,493
281 AvalonBay Communities, Inc. 43,027
1,724 Camden Property Trust 156,556
205 Crown Castle International
Corporation 34,174
1,600 Daito Trust Construction Company,
Ltd. 125,476
981 Equity Residential 52,611
98,300 Mapletree Commercial Trust 132,363
162 Public Storage, Inc. 32,381
9,735 Quebecor, Inc. 222,107
3,657 Swiss Prime Site AG 333,751
881 UDR, Inc. 31,892
Total 1,615,312
Utilities (6.9%)
952 Ameren Corporation 76,388
3,010 American Electric Power
Company, Inc. 261,509
5,804 Consolidated Edison, Inc. 445,921
2,104 DTE Energy Company 243,286
3,715 Duke Energy Corporation 314,809
1,069 Enagas SA 26,970
11,256 Enel SPA 103,111
19,000 Hong Kong and China Gas
Company, Ltd. 27,224
954 NextEra Energy, Inc. 267,788
1,817 Southern Company 99,226
769 WEC Energy Group, Inc. 73,255
2,923 Xcel Energy, Inc. 201,804
Total 2,141,291
Total Common Stock
(cost $29,323,779) 31,157,071

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 0.3% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.150%, 8/19/2020
c,d
$ 99,997
Total Short-Term Investments
(cost $99,992) 99,997
Total Investments (cost
$29,423,771) 100.5% $31,257,068
Other Assets and Liabilities, Net
(0.5%) (161,667)
Total Net Assets 100.0% $31,095,401
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $12,679 or 0.0% of total
net assets.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,145,579 867,262 2,278,317 –
Consumer Discretionary 1,908,560 1,350,033 558,527 –
Consumer Staples 5,180,865 3,193,716 1,987,149 –
Energy 76,093 – 76,093 –
Financials 3,238,106 2,462,916 775,190 –
Health Care 4,926,876 3,416,881 1,509,995 –
Industrials 2,847,360 1,708,077 1,139,283 –
Information Technology 4,164,009 3,684,309 479,700 –
Materials 1,913,020 1,146,758 766,262 –
Real Estate 1,615,312 505,122 1,110,190 –
Utilities 2,141,291 1,983,986 157,305 –
Short-Term Investments 99,997 – 99,997 –
Subtotal Investments in Securities $31,257,068 $20,319,060 $10,938,008 $–
Total Investments at Value $31,257,068
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, –% $521 $9,007 $9,529 $– – –%
Total Affiliated Short-Term Investments 521 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 695 695 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $521 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, –% $1 $– $0 $4
Total Income/Non Income Cash from Affiliated Investments $4
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $1 $– $0

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.0% ) Value
Communications Services (3.8%)
1,604 Live Nation Entertainment, Inc.
a
$ 75,083
348 RingCentral, Inc.
a
101,014
356 Take-Two Interactive Software,
Inc.
a
58,391
Total 234,488
Consumer Discretionary (13.1%)
866 Aptiv plc 67,332
221 Bright Horizons Family Solutions,
Inc.
a
23,700
447 Burlington Stores, Inc.
a
84,036
954 Chewy, Inc.
a
50,075
85 Chipotle Mexican Grill, Inc.
a
98,189
223 Domino's Pizza, Inc. 86,214
765 Five Below, Inc.
a
83,316
20 NVR, Inc.
a
78,603
561 Ollie's Bargain Outlet Holdings,
Inc.
a
58,961
1,381 Planet Fitness, Inc.
a
72,088
299 TopBuild Corporation
a
39,444
337 Ulta Beauty, Inc.
a
65,038
Total 806,996
Consumer Staples (1.7%)
324 Casey's General Stores, Inc. 51,577
660 Monster Beverage Corporation
a
51,797
Total 103,374
Energy (0.5%)
519 Concho Resources, Inc. 27,268
Total 27,268
Financials (5.4%)
539 Arthur J. Gallagher & Company 57,937
385 First Republic Bank 43,305
800 Interactive Brokers Group, Inc. 39,680
237 MSCI, Inc. 89,107
711 Raymond James Financial, Inc. 49,400
231 SVB Financial Group
a
51,807
Total 331,236
Health Care (22.2%)
1,386 ACADIA Pharmaceuticals, Inc.
a
57,616
385 Agilent Technologies, Inc. 37,087
607 Agios Pharmaceuticals, Inc.
a
27,509
106 Argenx SE ADR
a
24,394
336 Biohaven Pharmaceutical Holding
Company, Ltd.
a
21,518
277 Bio- Techne Corporation 76,219
1,226 Catalent , Inc.
a
107,079
321 Dexcom , Inc.
a
139,808
212 Global Blood Therapeutics, Inc.
a
14,306
1,154 Guardant Health, Inc.
a
98,298
431 Insulet Corporation
a
87,648
649 LHC Group, Inc.
a
126,626
272 MyoKardia , Inc.
a
24,515
577 Nevro Corporation
a
76,718
549 PRA Health Sciences, Inc.
a
58,502
194 Sarepta Therapeutics, Inc.
a
29,783
243 Teleflex, Inc. 90,663
554 Veeva Systems, Inc.
a
146,572
812 Zoetis, Inc. 123,164
Total 1,368,025
Industrials (14.3%)
1,190 A.O. Smith Corporation 57,287
Shares Common Stock (99.0%) Value
Industrials (14.3%) - continued
805 ASGN, Inc.
a
$ 55,110
1,014 BWX Technologies, Inc. 55,283
532 Copart , Inc.
a
49,609
282 Generac Holdings, Inc.
a
44,438
687 IDEX Corporation 113,231
172 Nordson Corporation 33,304
503 Old Dominion Freight Line, Inc. 91,959
260 Roper Industries, Inc. 112,437
1,773 Southwest Airlines Company 54,768
433 Toro Company 30,895
371 Trex Company, Inc.
a
51,691
813 United Rentals, Inc.
a
126,316
Total 876,328
Information Technology (30.4%)
176 Akamai Technologies, Inc.
a
19,790
857 Amphenol Corporation 90,636
1,023 Anaplan, Inc.
a
46,454
357 Atlassian Corporation plc
a
63,064
366 Coupa Software, Inc.
a
112,161
708 DocuSign, Inc.
a
153,516
1,446 Elastic NV
a
139,091
120 EPAM Systems, Inc.
a
34,810
616 Euronet Worldwide, Inc.
a
59,222
722 Global Payments, Inc. 128,530
492 Guidewire Software, Inc.
a
57,889
248 Lam Research Corporation 93,536
734 Lumentum Holdings, Inc.
a
68,137
529 MKS Instruments, Inc. 67,416
509 Monolithic Power Systems, Inc. 134,890
316 Nice, Ltd. ADR
a
64,856
374 Palo Alto Networks, Inc.
a
95,714
391 ServiceNow , Inc.
a
171,727
2,759 STMicroelectronics NV ADR 77,087
342 Synopsys, Inc.
a
68,133
312 WEX, Inc.
a
49,411
584 Zscaler , Inc.
a
75,832
Total 1,871,902
Materials (2.1%)
484 Martin Marietta Materials, Inc. 100,275
159 Quaker Chemical Corporation 30,846
Total 131,121
Real Estate (5.5%)
321 Camden Property Trust 29,150
1,732 CBRE Group, Inc.
a
75,879
167 CoStar Group, Inc.
a
141,910
275 Equity Lifestyle Properties, Inc. 18,788
231 SBA Communications Corporation 71,966
Total 337,693
Total Common Stock
(cost $4,952,975) 6,088,431
Shares Short-Term Investments ( 0. 9% ) Value
Thrivent Core Short-Term Reserve
Fund
5,302 0.500% 53,072
Total Short-Term Investments
(cost $53,072) 53,072
Total Investments (cost
$5,006,047) 99.8% $6,141,503
Other Assets and Liabilities, Net
0.2% 10,270
Total Net Assets 100.0% $6,151,773

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 234,488 234,488 – –
Consumer Discretionary 806,996 806,996 – –
Consumer Staples 103,374 103,374 – –
Energy 27,268 27,268 – –
Financials 331,236 331,236 – –
Health Care 1,368,025 1,368,025 – –
Industrials 876,328 876,328 – –
Information Technology 1,871,902 1,871,902 – –
Materials 131,121 131,121 – –
Real Estate 337,693 337,693 – –
Subtotal Investments in Securities $6,088,431 $6,088,431 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 53,072
Subtotal Other Investments $53,072
Total Investments at Value $6,141,503
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
2/28/2020
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $— $2,890 $2,837 $53 5 0.9%
Total Affiliated Short-Term Investments — 53 0.9
Total Value $— $53
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
2/28/2020
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $0 $– $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Total $0 $– $–

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.1% ) Value
Communications Services (5.2%)
958,847 DISH Network Corporation
a
$ 30,788,577
955,278 Twitter, Inc.
a
34,772,119
727,917 Zillow Group, Inc.
a
49,563,869
Total 115,124,565
Consumer Discretionary (13.8%)
342,037 Aptiv plc 26,593,377
160,146 Burlington Stores, Inc.
a
30,107,448
469,462 Etsy, Inc.
a
55,574,912
205,404 Lululemon Athletica , Inc.
a
66,877,488
16,987 NVR, Inc.
a
66,761,458
209,293 RH
a,b
60,157,087
Total 306,071,770
Consumer Staples (2.4%)
1,593,346 Hain Celestial Group, Inc.
a
54,141,897
Total 54,141,897
Energy (2.1%)
329,390 Valero Energy Corporation 18,521,600
4,777,115 WPX Energy, Inc.
a
28,519,376
Total 47,040,976
Financials (13.8%)
1,715,102 Ally Financial, Inc. 34,473,550
1,434,237 Assured Guaranty, Ltd. 31,309,394
440,740 Hartford Financial Services Group,
Inc. 18,652,117
512,513 Interactive Brokers Group, Inc. 25,420,645
292,983 Kemper Corporation 23,005,025
2,862,420 KeyCorp 34,377,664
44,588 Markel Corporation
a
46,573,949
1,375,204 Radian Group, Inc. 20,518,044
944,196 Western Alliance Bancorp 33,943,846
1,147,212 Zions Bancorporations NA 37,249,974
Total 305,524,208
Health Care (9.7%)
221,300 Alexion Pharmaceuticals, Inc.
a
22,681,037
185,566 Align Technology, Inc.
a
54,523,002
1,100,748 Bausch Health Companies, Inc.
a
20,110,666
336,995 Catalent , Inc.
a
29,433,144
436,332 Edwards Lifesciences Corporation
a
34,212,792
227,180 Jazz Pharmaceuticals, Inc.
a
24,592,235
257,599 Universal Health Services, Inc. 28,310,130
Total 213,863,006
Industrials (13.3%)
487,770 AGCO Corporation 32,012,345
1,162,667 Altra Industrial Motion Corporation 39,798,092
314,920 Heico Corporation 30,270,110
156,673 Huntington Ingalls Industries, Inc. 27,215,667
243,159 Old Dominion Freight Line, Inc. 44,454,328
119,281 Rockwell Automation, Inc. 26,019,957
1,351,877 Southwest Airlines Company 41,759,481
342,130 United Rentals, Inc.
a
53,156,738
Total 294,686,718
Information Technology (19.9%)
679,299 Advanced Micro Devices, Inc.
a
52,598,122
499,814 Akamai Technologies, Inc.
a
56,199,086
540,236 Alliance Data Systems Corporation 23,964,869
159,234 ANSYS, Inc.
a
49,458,080
602,710 Ciena Corporation
a
35,867,272
1,432,984 Dropbox, Inc.
a
32,600,386
Shares Common Stock (97.1%) Value
Information Technology (19.9%) - continued
200,571 KLA-Tencor Corporation $ 40,080,103
150,277 Nice, Ltd. ADR
a
30,842,852
2,445,991 Nuance Communications, Inc.
a
66,897,854
593,464 Teradyne, Inc. 52,794,557
Total 441,303,181
Materials (3.2%)
590,356 Ball Corporation 43,467,913
974,186 Steel Dynamics, Inc. 26,702,438
Total 70,170,351
Real Estate (8.2%)
231,408 Alexandria Real Estate Equities,
Inc. 41,086,490
376,287 Camden Property Trust 34,170,623
184,924 Digital Realty Trust, Inc. 29,687,699
690,966 Douglas Emmett, Inc. 20,134,749
953,744 Duke Realty Corporation 38,330,971
1,697,286 Host Hotels & Resorts, Inc. 18,296,743
Total 181,707,275
Utilities (5.5%)
494,993 Alliant Energy Corporation 26,655,373
1,367,980 CenterPoint Energy, Inc. 26,005,300
414,381 CMS Energy Corporation 26,594,972
406,444 Entergy Corporation 42,729,458
Total 121,985,103
Total Common Stock
(cost $1,645,631,250) 2,151,619,050
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
24,260,550 Thrivent Cash Management Trust 24,260,550
Total Collateral Held for
Securities Loaned
(cost $24,260,550) 24,260,550
Shares Short-Term Investments ( 3.0% ) Value
Thrivent Core Short-Term Reserve
Fund
6,702,161 0.500% 67,088,636
Total Short-Term Investments
(cost $67,019,144) 67,088,636
Total Investments (cost
$1,736,910,944) 101.2% $2,242,968,236
Other Assets and Liabilities, Net
(1.2%) (26,385,140)
Total Net Assets 100.0% $2,216,583,096
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of July 31, 2020:
Securities Lending Transactions
Common Stock $ 23,598,003
Total lending $23,598,003
Gross amount payable upon return of
collateral for securities loaned $24,260,550
Net amounts due to counterparty
$662,547
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 115,124,565 115,124,565 – –
Consumer Discretionary 306,071,770 306,071,770 – –
Consumer Staples 54,141,897 54,141,897 – –
Energy 47,040,976 47,040,976 – –
Financials 305,524,208 305,524,208 – –
Health Care 213,863,006 213,863,006 – –
Industrials 294,686,718 294,686,718 – –
Information Technology 441,303,181 441,303,181 – –
Materials 70,170,351 70,170,351 – –
Real Estate 181,707,275 181,707,275 – –
Utilities 121,985,103 121,985,103 – –
Subtotal Investments in Securities $2,151,619,050 $2,151,619,050 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 67,088,636
Collateral Held for Securities Loaned 24,260,550
Subtotal Other Investments $91,349,186
Total Investments at Value $2,242,968,236
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $78,794 $219,602 $231,268 $67,089 6,702 3.0%
Total Affiliated Short-Term Investments 78,794 67,089 3.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   53,203 425,953 454,895 24,261 24,261 1.1
Total Collateral Held for Securities Loaned 53,203 24,261 1.1
Total Value $131,997 $91,350

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $(108) $69 $1 $991
Total Income/Non Income Cash from Affiliated Investments $991
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 133
Total Affiliated Income from Securities Loaned, Net $133
Total $(108) $69 $1

Mid Cap Value Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.6% ) Value
Communications Services (3.8%)
4,105 Discovery, Inc., Class A
a
$ 86,616
5,566 Interpublic Group of Companies,
Inc. 100,466
Total 187,082
Consumer Discretionary (10.3%)
1,383 Aptiv plc 107,528
873 Dollar Tree, Inc.
a
81,494
1,467 eBay, Inc. 81,096
532 Mohawk Industries, Inc.
a
42,480
1,011 Polaris, Inc. 104,770
1,661 Texas Roadhouse, Inc. 93,332
Total 510,700
Consumer Staples (5.9%)
5,942 Albertsons Companies, Inc.
a
88,298
820 Church & Dwight Company, Inc. 78,991
2,209 Hain Celestial Group, Inc.
a
75,062
965 Sysco Corporation 51,000
Total 293,351
Energy (4.9%)
3,882 Helmerich & Payne, Inc. 69,216
1,867 Marathon Petroleum Corporation 71,319
1,038 Pioneer Natural Resources
Company 100,603
Total 241,138
Financials (19.3%)
1,458 Capital One Financial Corporation 93,020
1,303 Comerica, Inc. 50,191
3,121 Hartford Financial Services Group,
Inc. 132,081
665 Kemper Corporation 52,216
1,343 Raymond James Financial, Inc. 93,312
1,797 Selective Insurance Group, Inc. 97,649
3,380 Trustmark Corporation 76,118
2,918 Voya Financial, Inc. 144,149
2,865 Wintrust Financial Corporation 122,622
2,876 Zions Bancorporations NA 93,384
Total 954,742
Health Care (8.3%)
2,821 Acadia Healthcare Company, Inc.
a
84,094
601 Alexion Pharmaceuticals, Inc.
a
61,596
1,747 Centene Corporation
a
113,992
1,138 Zimmer Biomet Holdings, Inc. 153,471
Total 413,153
Industrials (12.5%)
1,019 A.O. Smith Corporation 49,055
1,806 AGCO Corporation 118,528
982 Carlisle Companies, Inc. 116,936
365 JB Hunt Transport Services, Inc. 47,231
487 Lincoln Electric Holdings, Inc. 44,020
1,886 Robert Half International, Inc. 95,941
3,293 Southwest Airlines Company 101,721
129 W.W. Grainger, Inc. 44,057
Total 617,489
Information Technology (10.9%)
4,403 Change Healthcare, Inc.
a
51,339
2,582 Juniper Networks, Inc. 65,531
334 Littelfuse , Inc. 59,335
2,627 National Instruments Corporation 93,258
3,261 ON Semiconductor Corporation
a
67,177
Shares Common Stock (97.6%) Value
Information Technology (10.9%) - continued
1,339 PTC, Inc.
a
$ 114,565
2,128 Western Digital Corporation 91,717
Total 542,922
Materials (8.4%)
4,635 Axalta Coating Systems, Ltd.
a
102,897
2,269 Berry Plastics Group, Inc.
a
113,427
3,052 CF Industries Holdings, Inc. 95,619
603 Eastman Chemical Company 45,002
1,421 Nucor Corporation 59,611
Total 416,556
Real Estate (7.6%)
686 Camden Property Trust 62,296
2,501 CBRE Group, Inc.
a
109,569
1,945 Highwoods Properties, Inc. 74,571
7,056 Host Hotels & Resorts, Inc. 76,064
2,018 Rayonier, Inc. REIT 56,060
Total 378,560
Utilities (5.7%)
4,976 CenterPoint Energy, Inc. 94,594
1,672 FirstEnergy Corporation 48,488
1,665 PNM Resources, Inc. 70,313
1,621 Portland General Electric
Company 71,534
Total 284,929
Total Common Stock
(cost $4,778,116) 4,840,622
Shares
Registered Investment
Companies ( 0.5% ) Value
Unaffiliated  (0.5%)
643 Fidelity US Utilities ETF 25,167
Total 25,167
Total Registered Investment
Companies (cost $24,910) 25,167
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
9,676 0.500% 96,860
Total Short-Term Investments
(cost $96,644) 96,860
Total Investments (cost
$4,899,670) 100.1% $4,962,649
Other Assets and Liabilities, Net
(0.1%) (2,882)
Total Net Assets 100.0% $4,959,767
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Value Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 187,082 187,082 – –
Consumer Discretionary 510,700 510,700 – –
Consumer Staples 293,351 293,351 – –
Energy 241,138 241,138 – –
Financials 954,742 954,742 – –
Health Care 413,153 413,153 – –
Industrials 617,489 617,489 – –
Information Technology 542,922 542,922 – –
Materials 416,556 416,556 – –
Real Estate 378,560 378,560 – –
Utilities 284,929 284,929 – –
Registered Investment Companies
Unaffiliated 25,167 25,167 – –
Subtotal Investments in Securities $4,865,789 $4,865,789 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 96,860
Subtotal Other Investments $96,860
Total Investments at Value $4,962,649
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
2/28/2020
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $— $1,919 $1,822 $97 10 2.0%
Total Affiliated Short-Term Investments — 97 2.0
Total Value $— $97
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
2/28/2020
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $0 $0 $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Total $0 $0 $–

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.5% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 161,700
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 151,189
Big River Steel, LLC, Term Loan
262,575
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
249,446
Chemours Company, Term Loan
268,750
1.920%,  (LIBOR 1M +
1.750%), 4/3/2025
b
254,305
Hexion, Inc., Term Loan
229,421
3.800%,  (LIBOR 3M +
3.500%), 7/1/2026
b
224,259
Innophos Holdings, Inc., Term
Loan
224,437
3.911%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c
221,351
Momentive Performance Materials
USA, LLC, Term Loan
222,750
3.420%,  (LIBOR 1M +
3.250%), 5/15/2024
b
208,643
MRC Global (US), Inc., Term Loan
134,676
3.161%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c
125,922
Nouryon USA, LLC, Term Loan
453,010
3.178%,  (LIBOR 1M +
3.000%), 10/1/2025
b,d,e
437,408
Peabody Energy Corporation,
Term Loan
278,587
2.911%,  (LIBOR 1M +
2.750%), 3/31/2025
b
143,473
Pixelle Specialty Solutions, LLC,
Term Loan
445,306
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
428,050
PQ Corporation, Term Loan
245,000
0.000%,  (LIBOR 1M +
3.000%), 2/7/2027
b,d,e
243,317
Total 2,687,363
Capital Goods (0.2%)
Advanced Disposal Services, Inc.,
Term Loan
219,036
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
217,531
Flex Acquisition Company, Inc.
Term Loan
459,652
3.546%,  (LIBOR 3M +
3.250%), 6/29/2025
b
436,453
GFL Environmental, Inc., Term
Loan
701,138
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
696,953
Graham Packaging Company,
Inc., Term Loan
225,000
0.000%,  (LIBOR 1M +
3.750%), 7/28/2027
b,d,e
224,316
Mauser Packaging Solutions
Holding Company, Term Loan
327,468
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
305,118
Navistar, Inc., Term Loan
458,250
3.690%,  (LIBOR 1M +
3.500%), 11/6/2024
b
442,592
Principal
Amount Bank Loans (1.5%)
a
Value
Capital Goods (0.2%) - continued
Reynolds Group Holdings, Inc.,
Term Loan
$ 832,137
2.911%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 814,313
TransDigm, Inc., Term Loan
800,975
2.411%,  (LIBOR 1M +
2.250%), 12/9/2025
b
748,767
Vertiv Group Corporation, Term
Loan
763,088
3.162%,  (LIBOR 1M +
3.000%), 3/2/2027
b
744,964
Total 4,631,007
Communications Services (0.3%)
Altice France SA, Term Loan
188,662
2.911%,  (LIBOR 1M +
2.750%), 7/31/2025
b
180,314
CenturyLink, Inc., Term Loan
809,175
2.411%,  (LIBOR 1M +
2.250%), 3/15/2027
b
778,046
Charter Communications
Operating, LLC, Term Loan
1,009,821
1.920%,  (LIBOR 1M +
1.750%), 4/30/2025
b
987,100
CommScope, Inc., Term Loan
318,500
3.411%,  (LIBOR 1M +
3.250%), 4/4/2026
b,d,e
311,334
Coral-US Co-Borrower, LLC, Term
Loan
940,000
2.411%,  (LIBOR 1M +
2.250%), 1/31/2028
b
902,400
Diamond Sports Group, LLC, Term
Loan
686,695
3.420%,  (LIBOR 1M +
3.250%), 8/24/2026
b
546,781
Entercom Media Corporation, Term
Loan
339,862
2.673%,  (LIBOR 1M +
2.500%), 11/17/2024
b
320,744
Gray Television, Inc., Term Loan
205,000
2.421%,  (LIBOR 1M +
2.250%), 2/7/2024
b
199,020
HCP Acquisition, LLC, Term Loan
458,408
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
447,864
iHeartCommunications, Inc., Term
Loan
264,336
3.161%,  (LIBOR 1M +
3.000%), 5/1/2026
b
246,861
Mediacom Illinois, LLC, Term Loan
138,790
1.870%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
137,749
NEP Group, Inc., Term Loan
330,224
3.411%,  (LIBOR 1M +
3.250%), 10/20/2025
b
271,920
40,000
7.161%,  (LIBOR 1M +
7.000%), 10/19/2026
b
29,480
Nexstar Broadcasting, Inc., Term
Loan
565,000
2.921%,  (LIBOR 1M +
2.750%), 9/19/2026
b,d,e
549,112
Nielsen Finance, LLC, Term Loan
184,537
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
184,538

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Communications Services (0.3%) - continued
SBA Senior Finance II, LLC, Term
Loan
$ 407,113
1.920%,  (LIBOR 1M +
1.750%), 4/11/2025
b
$ 394,484
Terrier Media Buyer, Inc., Term
Loan
278,600
4.411%,  (LIBOR 1M +
4.250%), 12/17/2026
b
271,186
145,000
4.411%,  (LIBOR 1M +
4.250%), 12/17/2026
b
140,198
T-Mobile USA, Inc., Term Loan
565,000
3.161%,  (LIBOR 1M +
3.000%), 4/1/2027
b
566,814
TNS, Inc., Term Loan
546,091
4.170%,  (LIBOR 1M +
4.000%), 8/14/2022
b
529,708
WideOpenWest Finance, LLC,
Term Loan
562,479
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
552,917
Windstream Services, LLC, Term
Loan
50,000
2.670%,  (LIBOR 1M +
2.500%), 2/26/2021
b
48,958
342,487
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
204,715
Xplornet Communications, Inc.,
Term Loan
290,000
4.911%,  (LIBOR 1M +
4.750%), 6/11/2027
b
282,115
Ziggo Financing Partnership, Term
Loan
500,000
2.675%,  (LIBOR 1M +
2.500%), 4/30/2028
b
479,555
Total 9,563,913
Consumer Cyclical (0.2%)
Cengage Learning, Inc., Term
Loan
429,232
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
347,322
Four Seasons Hotels, Ltd., Term
Loan
341,162
2.161%,  (LIBOR 1M +
2.000%), 11/30/2023
b
328,430
Golden Entertainment, Inc., Term
Loan
651,375
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
591,937
Golden Nugget, LLC, Term Loan
760,732
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
634,625
LCPR Loan Financing, LLC, Term
Loan
745,000
5.175%,  (LIBOR 1M +
5.000%), 10/15/2026
b
746,863
Mohegan Gaming and
Entertainment, Term Loan
269,461
5.375%,  (LIBOR 3M +
4.375%), 10/13/2023
b
224,038
Penn National Gaming, Inc., Term
Loan
246,250
3.000%,  (LIBOR 3M +
2.250%), 10/15/2025
b
234,169
Principal
Amount Bank Loans (1.5%)
a
Value
Consumer Cyclical (0.2%) - continued
Scientific Games International,
Inc., Term Loan
$ 1,209,355
3.473%,  (LIBOR 1M +
2.750%), 8/14/2024
b
$ 1,098,783
Staples, Inc., Term Loan
130,433
5.187%,  (LIBOR 3M +
4.500%), 9/12/2024
b,d,e
116,058
455,076
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b,d,e
390,482
Stars Group Holdings BV, Term
Loan
399,171
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
398,896
Tenneco, Inc., Term Loan
222,996
3.161%,  (LIBOR 1M +
3.000%), 10/1/2025
b
192,682
Wyndham Hotels & Resorts, Inc.,
Term Loan
240,712
1.911%,  (LIBOR 1M +
1.750%), 5/30/2025
b
228,927
Total 5,533,212
Consumer Non-Cyclical (0.3%)
Aramark Services, Inc., Term Loan
565,000
1.911%,  (LIBOR 1M +
1.750%), 3/11/2025
b
536,044
Bausch Health Americas, Inc.,
Term Loan
628,315
3.176%,  (LIBOR 1M +
3.000%), 6/1/2025
b
617,420
Bellring Brands, LLC, Term Loan
138,228
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b,d,e
138,573
Change Healthcare Holdings, LLC,
Term Loan
275,000
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
268,659
Chobani, LLC, Term Loan
355,400
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
351,647
Dole Food Company, Inc., Term
Loan
333,154
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
324,229
Endo International plc, Term Loan
379,681
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
362,467
Energizer Holdings, Inc., Term
Loan
159,885
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b
158,286
Global Medical Response, Inc.,
Term Loan
1,120,027
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
1,105,097
102,375
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
99,617
IQVIA, Inc., Term Loan
129,667
1.911%,  (LIBOR 1M +
1.750%), 1/1/2025
b
127,008
JBS USA LUX SA, Term Loan
565,703
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
545,259

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
MPH Acquisition Holdings, LLC,
Term Loan
$ 960,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
$ 944,198
Ortho-Clinical Diagnostics SA,
Term Loan
980,219
3.416%,  (LIBOR 1M +
3.250%), 6/30/2025
b
952,037
Plantronics, Inc., Term Loan
266,445
2.780%,  (LIBOR 3M +
2.500%), 7/2/2025
b
244,426
R.R. Donnelley & Sons Company,
Term Loan
59,397
5.161%,  (LIBOR 1M +
5.000%), 1/15/2024
b
55,239
Sotera Health Holdings, LLC, Term
Loan
299,250
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
298,128
US Foods, Inc., Term Loan
184,519
1.911%,  (LIBOR 1M +
1.750%), 6/27/2023
b
174,602
Total 7,302,936
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
297,000
4.911%,  (LIBOR 1M +
4.750%), 11/3/2025
b
186,516
Buckeye Partners, LP, Term Loan
493,762
2.921%,  (LIBOR 1M +
2.750%), 11/1/2026
b
481,883
Calpine Corporation, Term Loan
354,732
2.420%,  (LIBOR 1M +
2.250%), 1/15/2024
b
346,824
CONSOL Energy, Inc., Term Loan
286,375
4.670%,  (LIBOR 1M +
4.500%), 9/28/2024
b
231,726
Fieldwood Energy, LLC, Term
Loan
375,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
85,624
Illuminate Buyer, LLC, Term Loan
255,000
4.308%,  (LIBOR 3M +
4.000%), 6/30/2027
b
251,940
Radiate Holdco, LLC, Term Loan
955,326
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
935,952
Total 2,520,465
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
220,970
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
210,308
Blackstone CQP Holdco, LP, Term
Loan
237,600
3.806%,  (LIBOR 3M +
3.500%), 9/30/2024
b
230,719
Delos Finance SARL, Term Loan
230,000
2.058%,  (LIBOR 3M +
1.750%), 10/6/2023
b
221,778
GGP Nimbus, LLC, Term Loan
425,368
2.661%,  (LIBOR 1M +
2.500%), 8/24/2025
b
345,611
Principal
Amount Bank Loans (1.5%)
a
Value
Financials (0.1%) - continued
INEOS U.S. Finance, LLC, Term
Loan
$ 184,527
2.214%,  (LIBOR 2M +
2.000%), 3/31/2024
b
$ 177,376
Lealand Finance Company BV,
Term Loan
93,799
4.167%,  (LIBOR 1M +
4.000%), 6/30/2025
b
74,414
Level 3 Financing, Inc., Term Loan
475,000
1.911%,  (LIBOR 1M +
1.750%), 3/1/2027
b
459,662
MoneyGram International, Inc.,
Term Loan
267,352
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
252,648
Northriver Midstream Finance, LP,
Term Loan
387,045
3.552%,  (LIBOR 3M +
3.250%), 10/1/2025
b
369,389
Tronox Finance, LLC, Term Loan
510,146
2.972%,  (LIBOR 3M +
2.750%), 9/22/2024
b
495,800
Vericast Corporation, Term Loan
549,360
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
381,690
Total 3,219,395
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
676,421
3.761%,  (LIBOR 2M +
3.500%), 8/21/2026
b
600,324
Prime Security Services Borrower,
LLC, Term Loan
1,101,000
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b,d,e
1,080,753
Rackspace Hosting, Inc., Term
Loan
995,608
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
b
973,336
SS&C Technologies, Inc., Term
Loan
337,737
1.911%,  (LIBOR 1M +
1.750%), 4/16/2025
b
326,760
231,935
1.911%,  (LIBOR 1M +
1.750%), 4/16/2025
b
224,397
147,347
1.911%,  (LIBOR 1M +
1.750%), 4/16/2025
b
142,763
Zayo Group Holdings, Inc., Term
Loan
723,188
3.161%,  (LIBOR 1M +
3.000%), 3/9/2027
b
701,492
Total 4,049,825
Transportation (<0.1%)
Delta Air Lines, Inc., Term Loan
101,893
0.000%,  (LIBOR 1M +
4.750%), 4/29/2023
b,d,e
100,158
Genesee & Wyoming, Inc., Term
Loan
453,862
2.308%,  (LIBOR 3M +
2.000%), 12/30/2026
b
445,071

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Transportation (<0.1%) - continued
Mileage Plus Holdings, LLC, Term
Loan
$ 245,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
$ 244,265
United Airlines, Inc., Term Loan
338,252
1.911%,  (LIBOR 1M +
1.750%), 4/1/2024
b
302,857
Total 1,092,351
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
114,689
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
113,112
Core and Main, LP, Term Loan
306,337
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
297,723
EnergySolutions, LLC, Term Loan
240,100
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
221,091
Pacific Gas & Electric Company,
Term Loan
565,000
5.500%,  (LIBOR 3M +
4.500%), 1/1/2022
b
558,113
Total 1,190,039
Total Bank Loans
(cost $43,867,884) 41,790,506
Shares
Registered Investment
Companies ( 41.9% ) Value
Unaffiliated  (0.6%)
4,623 Health Care Select Sector SPDR
Fund 487,865
212,050 Invesco Senior Loan ETF 4,588,762
4,674 iShares Dow Jones US Home
Construction Index Fund 241,459
6,185 ProShares Ultra S&P 500 864,045
11,987 SPDR Bloomberg Barclays High
Yield Bond ETF 1,271,821
33,845 SPDR S&P 500 ETF Trust 11,051,069
9,435 SPDR S&P Regional Banking ETF 354,567
870 Utilities Select Sector SPDR Fund
g
52,922
Total 18,912,510
Affiliated  (41.3%)
6,935,700 Thrivent Core Emerging Markets
Debt Fund 69,426,353
871,054 Thrivent Core Emerging Markets
Equity Fund
h
8,806,359
2,369,413 Thrivent Core International Equity
Fund 20,329,567
9,249,734 Thrivent Core Low Volatility Equity
Fund 109,054,359
2,271,188 Thrivent Global Stock Fund, Class
S 54,735,632
8,686,889 Thrivent High Yield Fund, Class S 39,525,346
13,288,015 Thrivent Income Fund, Class S 135,404,869
13,184,695 Thrivent International Allocation
Fund, Class S 122,222,125
14,466,170 Thrivent Large Cap Growth Fund,
Class S 232,182,030
8,926,945 Thrivent Large Cap Value Fund,
Class S 184,698,488
Shares
Registered Investment
Companies (41.9%) Value
Affiliated  (41.3%)- continued
5,415,475 Thrivent Limited Maturity Bond
Fund, Class S $ 68,668,223
4,250,886 Thrivent Mid Cap Stock Fund,
Class S 114,348,831
1,285,073 Thrivent Small Cap Stock Fund,
Class S 27,333,500
Total 1,186,735,682
Total Registered Investment
Companies (cost $925,857,606) 1,205,648,192
Principal
Amount Long-Term Fixed Income ( 31.8% ) Value
Asset-Backed Securities (1.1%)
Access Group, Inc.
60,542
0.672%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
59,189
Aimco
800,000
1.578%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
786,302
Ares CLO, Ltd.
1,000,000
1.673%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
972,540
Benefit Street Partners CLO IV, Ltd.
1,300,000
1.522%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,i
1,291,739
800,000
2.022%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
791,598
Buttermilk Park CLO, Ltd.
1,750,000
1.675%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
1,700,713
Carlyle Global Market Strategies
CLO, Ltd.
1,150,000
1.725%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
1,102,659
Carvana Auto Receivables Trust
250,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
252,768
Colony American Finance Trust
1,272,394
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
1,338,711
Commonbond Student Loan Trust
104,066
0.672%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
102,535
CoreVest American Finance Trust
1,782,613
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
1,832,804
Deephaven Residential Mortgage
Trust
551,777
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
b,i
556,720
Dryden Senior Loan Fund
950,000
1.672%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
927,898

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Asset-Backed Securities (1.1%) - continued
Earnest Student Loan Program,
LLC
$ 153,350
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
$ 154,651
Galaxy XX CLO, Ltd.
650,000
1.272%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
632,613
Golub Capital Partners, Ltd.
890,000
1.422%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,i
879,520
769,000
1.472%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
746,920
Harley Marine Financing, LLC
2,161,024
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,942,648
Home Partners of America Trust
1,431,496
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
1,490,330
1,435,589
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
1,478,657
Laurel Road Prime Student Loan
Trust
1,179,531
0.372%,  11/25/2043, Ser.
2018-D, Class A
b,i
1,228,268
Madison Park Funding XIV, Ltd.
750,000
1.658%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
727,702
Magnetite XII, Ltd.
650,000
1.375%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
636,864
Mountain View CLO, Ltd.
475,000
1.395%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
460,875
National Collegiate Trust
433,692
0.467%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
418,690
Neuberger Berman CLO XIV, Ltd.
1,000,000
1.277%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,i
983,731
Neuberger Berman CLO, Ltd.
400,000
1.288%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
393,956
Octagon Investment Partners XVI,
Ltd.
200,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
194,941
OneMain Financial Issuance Trust
1,070,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
i
1,112,852
OZLM VIII, Ltd.
1,498,653
1.443%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
1,474,897
Principal
Amount Long-Term Fixed Income (31.8%) Value
Asset-Backed Securities (1.1%) - continued
Palmer Square Loan Funding, Ltd.
$ 550,000
1.922%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
$ 542,858
PPM CLO 3, Ltd.
500,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
493,441
Pretium Mortgage Credit Partners,
LLC
844,895
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
i,j
846,293
RCO Mortgage, LLC
565,165
4.458%,  10/25/2023, Ser.
2018-2, Class A1
i,j
567,233
Shackleton CLO, Ltd.
450,000
1.445%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,i
438,685
SLM Student Loan Trust
149,834
0.572%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
141,578
Toyota Auto Loan Extended Note
Trust
800,000
1.350%,  5/25/2033, Ser.
2020-1A, Class A
i
821,109
Voya CLO, Ltd.
499,220
1.475%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
489,908
Total 31,015,396
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
700,000 2.700%,  5/15/2040 790,352
Alcoa Nederland Holding BV
250,000 5.500%,  12/15/2027
i
269,450
Anglo American Capital plc
300,000 4.875%,  5/14/2025
i
340,907
BWAY Holding Company
220,000 5.500%,  4/15/2024
i
224,308
Cleveland-Cliffs, Inc.
185,000 5.750%,  3/1/2025 159,562
150,000 9.875%,  10/17/2025
i
163,875
DowDuPont, Inc.
600,000 4.493%,  11/15/2025 701,057
EI du Pont de Nemours &
Company
450,000 2.300%,  7/15/2030 480,761
First Quantum Minerals, Ltd.
320,000 7.500%,  4/1/2025
i
323,200
Freeport-McMoRan, Inc.
230,000 4.125%,  3/1/2028
g
241,787
240,000 4.250%,  3/1/2030 250,752
Glencore Funding, LLC
152,000 4.125%,  5/30/2023
i
163,263
200,000 4.000%,  3/27/2027
i
220,160
International Paper Company
390,000 4.350%,  8/15/2048
g
486,552
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 175,012
460,000 4.500%,  7/15/2027 525,266
Koppers, Inc.
280,000 6.000%,  2/15/2025
i
288,400

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Basic Materials (0.4%) - continued
Krayton Polymers, LLC
$ 270,000 7.000%,  4/15/2025
i
$ 279,450
Methanex Corporation
360,000 5.250%,  12/15/2029 348,300
Norbord, Inc.
320,000 5.750%,  7/15/2027
i
340,800
Novelis Corporation
355,000 5.875%,  9/30/2026
i
378,753
100,000 4.750%,  1/30/2030
i
104,327
Olin Corporation
360,000 5.125%,  9/15/2027
g
349,200
Peabody Securities Finance
Corporation
295,000 6.375%,  3/31/2025
i
147,500
Sherwin-Williams Company
153,000 3.125%,  6/1/2024 166,075
Syngenta Finance NV
475,000 3.933%,  4/23/2021
i
479,768
Teck Resources, Ltd.
581,000 6.125%,  10/1/2035 679,715
Tronox Finance plc
310,000 5.750%,  10/1/2025
i
306,900
Vale Overseas, Ltd.
225,000 6.250%,  8/10/2026 270,450
132,000 6.875%,  11/21/2036 180,180
WestRock Company
245,000 3.750%,  3/15/2025 274,328
Total 10,110,410
Capital Goods (0.5%)
AECOM
540,000 5.125%,  3/15/2027 593,325
Amsted Industries, Inc.
390,000 5.625%,  7/1/2027
i
411,450
Ardagh Packaging Finance plc
132,000 6.000%,  2/15/2025
g,i
137,940
200,000 5.250%,  8/15/2027
i
209,354
Berry Global, Inc.
230,000 4.875%,  7/15/2026
i
242,937
Carrier Global Corporation
650,000 2.700%,  2/15/2031
i
685,391
Cintas Corporation No. 2
230,000 3.700%,  4/1/2027 264,752
Clean Harbors, Inc.
240,000 4.875%,  7/15/2027
i
254,426
CNH Industrial Capital, LLC
336,000 4.875%,  4/1/2021 344,689
CNH Industrial NV
210,000 3.850%,  11/15/2027 226,667
Covanta Holding Corporation
270,000 6.000%,  1/1/2027 279,450
Crown Cork & Seal Company, Inc.
450,000 7.375%,  12/15/2026 531,000
Emerson Electric Company
700,000 1.800%,  10/15/2027 746,003
H&E Equipment Services, Inc.
275,000 5.625%,  9/1/2025 286,344
Ingersoll-Rand Luxembourg
Finance SA
625,000 3.500%,  3/21/2026
g
693,553
Jeld-Wen, Inc.
180,000 6.250%,  5/15/2025
i
192,600
60,000 4.625%,  12/15/2025
i
60,600
L3Harris Technologies, Inc.
507,000 3.950%,  5/28/2024 557,401
Principal
Amount Long-Term Fixed Income (31.8%) Value
Capital Goods (0.5%) - continued
Lockheed Martin Corporation
$ 312,000 3.600%,  3/1/2035 $ 389,773
304,000 4.500%,  5/15/2036 412,068
78,000 6.150%,  9/1/2036 120,825
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 684,594
Owens-Brockway Glass Container,
Inc.
109,000 5.000%,  1/15/2022
i
109,273
Republic Services, Inc.
235,000 2.900%,  7/1/2026 261,270
Reynolds Group Issuer, Inc.
570,000 5.125%,  7/15/2023
i
578,721
Roper Technologies, Inc.
130,000 3.650%,  9/15/2023 142,091
192,000 4.200%,  9/15/2028 232,086
Siemens
Financieringsmaatschappij NV
386,000 4.200%,  3/16/2047
i
546,407
Spirit AeroSystems, Inc.
100,000 7.500%,  4/15/2025
i
98,280
Standard Industries, Inc.
460,000 4.375%,  7/15/2030
i
496,800
Textron, Inc.
510,000 3.375%,  3/1/2028 538,964
TransDigm, Inc.
175,000 6.250%,  3/15/2026
i
184,625
470,000 5.500%,  11/15/2027 445,889
United Rentals North America, Inc.
200,000 5.875%,  9/15/2026 213,500
640,000 4.000%,  7/15/2030 662,400
United Technologies Corporation
375,000 4.450%,  11/16/2038 484,352
400,000 3.750%,  11/1/2046 492,181
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
i
109,250
Total 13,921,231
Collateralized Mortgage Obligations (1.5%)
Ajax Mortgage Loan Trust
930,250
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
944,386
Alternative Loan Trust
157,579
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 124,949
Angel Oak Mortgage Trust
1,355,158
2.531%,  1/26/2065, Ser.
2020-2, Class A1A
b,i
1,379,596
Angel Oak Mortgage Trust I, LLC
436,721
3.500%,  7/25/2046, Ser.
2016-1, Class A1
i
454,167
1,100,472
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,i
1,122,221
Bellemeade Re, Ltd.
168,014
1.772%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
166,358
448,573
1.272%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
446,994
1,100,000
2.822%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,i
1,103,316

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
BRAVO Residential Funding Trust
$ 540,724
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
$ 556,141
CHL Mortgage Pass-Through Trust
2,267,072
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,820,057
CIM Trust
1,283,667
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
1,351,935
Citicorp Mortgage Securities, Inc.
848,073
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 826,573
Citigroup Mortgage Loan Trust,
Inc.
187,587
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 191,246
COLT Funding, LLC
273,400
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,i
276,026
Countrywide Alternative Loan Trust
190,129
3.354%,  10/25/2035, Ser.
2005-43, Class 4A1
b
177,112
302,713
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 213,795
693,402
7.000%,  10/25/2037, Ser.
2007-24, Class A10 395,661
Countrywide Home Loans, Inc.
226,605
5.750%,  4/25/2037, Ser.
2007-3, Class A27 170,522
Credit Suisse Mortgage Capital
Certificates
741,783
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,j
742,173
Credit Suisse Mortgage Trust
2,382,950
3.552%,  2/25/2060, Ser.
2020-RPL2, Class A12
i
2,375,493
1,133,308
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
1,202,446
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
95,267
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 84,178
Ellington Financial Mortgage Trust
619,236
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,i
633,660
Federal Home Loan Mortgage
Corporation - REMIC
523,835
4.000%,  7/15/2031, Ser.
4104, Class KI
k
32,195
474,295
3.000%,  2/15/2033, Ser.
4170, Class IG
k
44,923
1,369,385
3.000%,  3/15/2033, Ser.
4180, Class PI
k
135,536
Federal National Mortgage
Association - REMIC
2,117,910
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
129,480
FWD Securitization Trust
1,977,571
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
2,024,552
Galton Funding Mortgage Trust
2017-1
537,312
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
549,909
Principal
Amount Long-Term Fixed Income (31.8%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
GCAT Trust
$ 140,023
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
i,j
$ 141,721
GS Mortgage-Backed Securities
Trust
1,021,058
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
1,029,276
GSR Mortgage Loan Trust
1,597,496
4.138%,  9/25/2034, Ser.
2004-11, Class 2A2
b
1,620,095
Legacy Mortgage Asset Trust
640,172
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,j
644,483
MASTR Alternative Loans Trust
368,044
0.622%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
64,673
Merrill Lynch Alternative Note
Asset Trust
183,097
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 123,515
MFRA Trust
648,347
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
i,j
647,706
New Residential Mortgage Loan
Trust
814,369
4.335%,  7/25/2050, Ser.
2020-NPL1, Class A1
i,j
814,275
Preston Ridge Partners Mortgage
Trust, LLC
924,435
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,j
930,374
819,308
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
815,255
RCO Mortgage, LLC
1,095,871
3.721%,  5/24/2024, Ser.
2019-1, Class A1
i,j
1,101,183
1,465,991
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
1,459,798
417,672
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,i
421,587
929,530
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,i
972,142
Residential Accredit Loans, Inc.
Trust
338,205
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 338,702
Silver Hill Trust
499,321
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
508,535
Starwood Mortgage Residential
Trust
402,852
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
403,142
Toorak Mortgage Corporation
1,900,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
1,910,941
3,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,495,849
600,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
588,534

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Vericrest Opportunity Loan
Transferee
$ 867,332
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
i,j
$ 868,236
Verus Securitization Trust
130,626
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,i
130,486
182,602
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
186,114
126,818
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,i
129,348
271,149
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
270,035
959,089
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
976,033
616,236
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
614,891
483,155
1.977%,  4/25/2060, Ser.
2020-INV1, Class A1
b,i
481,626
2,161,850
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
2,160,190
628,273
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,i
634,908
WaMu Mortgage Pass Through
Certificates
46,593
3.709%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
43,113
182,645
3.711%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
173,538
Total 44,375,904
Commercial Mortgage-Backed Securities (0.2%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
757,633
3.000%,  3/15/2045, Ser.
4741, Class GA 785,344
Federal National Mortgage
Association - ACES
8,999,399
1.770%,  12/25/2028, Ser.
2020-M11, Class IO
b,k
1,087,558
GS Mortgage Securities Trust
1,200,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 1,305,376
Morgan Stanley Capital I Trust
4,500,000
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
670,130
UBS Commercial Mortgage Trust
950,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 1,044,425
Total 4,892,833
Communications Services (1.2%)
Altice France SA
150,000 5.500%,  1/15/2028
i
158,250
AMC Networks, Inc.
220,000 5.000%,  4/1/2024 223,575
American Tower Corporation
275,000 2.900%,  1/15/2030 304,480
700,000 2.100%,  6/15/2030 727,917
AT&T, Inc.
700,000 2.300%,  6/1/2027 741,347
725,000 4.350%,  3/1/2029 866,292
Principal
Amount Long-Term Fixed Income (31.8%) Value
Communications Services (1.2%) - continued
$ 235,000 4.300%,  2/15/2030 $ 282,241
315,000 5.250%,  3/1/2037 406,747
300,000 4.900%,  8/15/2037 376,474
228,000 6.350%,  3/15/2040 324,409
285,000 5.550%,  8/15/2041 378,385
825,000 3.100%,  2/1/2043
e
845,078
British Telecommunications plc
625,000 4.500%,  12/4/2023 698,438
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
i
290,895
260,000 5.125%,  5/1/2027
i
275,844
650,000 4.750%,  3/1/2030
i
691,844
60,000 4.500%,  8/15/2030
i
63,594
230,000 4.250%,  2/1/2031
i
239,887
CCOH Safari, LLC
200,000 5.750%,  2/15/2026
i
209,000
Charter Communications
Operating, LLC
129,000 6.834%,  10/23/2055 185,311
300,000 4.500%,  2/1/2024 333,423
430,000 4.200%,  3/15/2028 494,369
1,075,000 6.484%,  10/23/2045 1,509,927
Clear Channel Worldwide
Holdings, Inc.
350,000 5.125%,  8/15/2027
i
343,000
Comcast Corporation
575,000 4.950%,  10/15/2058 885,861
370,000 4.049%,  11/1/2052 485,794
250,000 2.750%,  3/1/2023 264,955
355,000 3.950%,  10/15/2025 411,170
575,000 4.250%,  10/15/2030 721,078
130,000 4.400%,  8/15/2035 168,867
410,000 4.750%,  3/1/2044 577,847
250,000 4.600%,  8/15/2045 346,084
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
i
471,943
156,000 4.600%,  8/15/2047
i
209,033
Crown Castle International
Corporation
234,000 5.250%,  1/15/2023 260,144
312,000 3.200%,  9/1/2024 340,061
CSC Holdings, LLC
310,000 5.500%,  5/15/2026
i
325,112
190,000 4.125%,  12/1/2030
i
200,212
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 457,134
Embarq Corporation
270,000 7.995%,  6/1/2036 316,440
Entercom Media Corporation
170,000 6.500%,  5/1/2027
i
151,725
Fox Corporation
420,000 3.500%,  4/8/2030 477,925
Front Range BidCo, Inc.
400,000 4.000%,  3/1/2027
i
400,884
Gray Television, Inc.
295,000 5.875%,  7/15/2026
i
305,213
iHeartCommunications, Inc.
140,000 4.750%,  1/15/2028
i
138,992
Lamar Media Corporation
200,000 3.750%,  2/15/2028
i
201,750
Level 3 Financing, Inc.
340,000 4.625%,  9/15/2027
i
357,425
350,000 4.250%,  7/1/2028
i
364,875
Neptune Finco Corporation
499,000 10.875%,  10/15/2025
i
534,978

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Communications Services (1.2%) - continued
Netflix, Inc.
$ 590,000 4.875%,  4/15/2028 $ 685,828
Nexstar Escrow Corporation
201,000 5.625%,  8/1/2024
i
206,528
340,000 5.625%,  7/15/2027
i
363,902
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 175,535
210,000 4.200%,  6/1/2030 249,686
SBA Communications Corporation
210,000 3.875%,  2/15/2027
i
217,350
SFR Group SA
550,000 7.375%,  5/1/2026
i
586,658
Sirius XM Radio, Inc.
540,000 5.000%,  8/1/2027
i
575,543
200,000 4.125%,  7/1/2030
i
211,060
Sprint Capital Corporation
190,000 6.875%,  11/15/2028 246,373
Sprint Corporation
590,000 7.250%,  9/15/2021 623,925
645,000 7.625%,  2/15/2025 783,398
Telefonica Emisiones SAU
475,000 4.570%,  4/27/2023 523,079
Telesat Canada / Telesat, LLC
480,000 4.875%,  6/1/2027
i
487,200
Time Warner Entertainment
Company, LP
379,000 8.375%,  3/15/2023 449,001
T-Mobile USA, Inc.
660,000 4.500%,  2/1/2026 679,800
725,000 3.750%,  4/15/2027
i
823,752
600,000 4.375%,  4/15/2040
i
734,544
Univision Communications, Inc.
210,000 6.625%,  6/1/2027
i
210,588
VeriSign, Inc.
350,000 4.750%,  7/15/2027 380,023
Verizon Communications, Inc.
298,000 3.376%,  2/15/2025 334,550
170,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
173,981
1,192,000 4.272%,  1/15/2036 1,531,545
Viacom, Inc.
228,000 5.850%,  9/1/2043 289,585
Virgin Media Secured Finance plc
410,000 5.500%,  8/15/2026
i
435,539
Vodafone Group plc
400,000 4.875%,  6/19/2049 527,343
Walt Disney Company
775,000 2.200%,  1/13/2028 819,871
500,000 2.650%,  1/13/2031 543,498
425,000 3.500%,  5/13/2040 488,213
Windstream Services, LLC
250,000 8.625%,  10/31/2025
f,i
150,000
Ziggo BV
575,000 5.500%,  1/15/2027
i
607,378
Total 35,461,505
Consumer Cyclical (0.9%)
1011778 B.C., ULC
550,000 4.375%,  1/15/2028
i
572,072
Allied Universal Holdco, LLC
210,000 6.625%,  7/15/2026
i
224,700
Allison Transmission, Inc.
410,000 5.000%,  10/1/2024
i
417,893
Amazon.com, Inc.
700,000 1.500%,  6/3/2030 725,105
Principal
Amount Long-Term Fixed Income (31.8%) Value
Consumer Cyclical (0.9%) - continued
$ 390,000 3.875%,  8/22/2037 $ 506,334
234,000 4.050%,  8/22/2047 322,104
American Honda Finance
Corporation
400,000 2.150%,  9/10/2024 422,433
Brookfield Property REIT, Inc.
110,000 5.750%,  5/15/2026
i
90,958
Brookfield Residential Properties,
Inc.
560,000 6.250%,  9/15/2027
i
560,000
Carnival Corporation
140,000 10.500%,  2/1/2026
i
144,929
Cedar Fair, LP
230,000 5.250%,  7/15/2029 217,281
Colt Merger Sub, Inc.
290,000 6.250%,  7/1/2025
i
303,630
D.R. Horton, Inc.
365,000 2.550%,  12/1/2020 367,494
700,000 2.600%,  10/15/2025 747,869
Dana, Inc.
260,000 5.625%,  6/15/2028 273,000
Ford Motor Company
120,000 9.000%,  4/22/2025 141,375
70,000 9.625%,  4/22/2030 92,875
Ford Motor Credit Company, LLC
114,000 3.200%,  1/15/2021 114,000
115,000
1.576%,  (LIBOR 3M +
1.270%), 3/28/2022
b
110,407
670,000 4.063%,  11/1/2024 684,874
660,000 4.134%,  8/4/2025 676,434
General Motors Company
700,000 6.125%,  10/1/2025 816,075
700,000 6.800%,  10/1/2027 852,360
General Motors Financial
Company, Inc.
400,000 3.150%,  6/30/2022 411,086
152,000 3.950%,  4/13/2024 162,098
Hanesbrands, Inc.
400,000 4.875%,  5/15/2026
i
436,000
Herc Holdings, Inc.
160,000 5.500%,  7/15/2027
i
169,200
Hilton Domestic Operating
Company, Inc.
530,000 4.875%,  1/15/2030 556,500
Home Depot, Inc.
375,000 5.400%,  9/15/2040 557,936
228,000 4.250%,  4/1/2046 307,286
965,000 3.900%,  6/15/2047 1,252,193
Hyundai Capital America
550,000 3.000%,  6/20/2022
i
563,634
International Game Technology plc
280,000 5.250%,  1/15/2029
i
286,101
KB Home
220,000 4.800%,  11/15/2029 228,800
Landry's, Inc.
320,000 6.750%,  10/15/2024
i
224,000
Lennar Corporation
350,000 4.125%,  1/15/2022 358,313
620,000 4.875%,  12/15/2023 668,180
200,000 4.500%,  4/30/2024 216,500
Mastercard, Inc.
560,000 3.300%,  3/26/2027 645,636
275,000 3.950%,  2/26/2048 363,956
Mattamy Group Corporation
460,000 5.250%,  12/15/2027
i
477,250

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Consumer Cyclical (0.9%) - continued
McDonald's Corporation
$ 700,000 2.125%,  3/1/2030 $ 734,706
470,000 4.450%,  3/1/2047 612,338
MGM Resorts International
400,000 6.000%,  3/15/2023 418,000
Norwegian Cruise Line Holdings,
Ltd.
130,000 10.250%,  2/1/2026
i
129,513
Prime Security Services Borrower,
LLC
550,000 5.750%,  4/15/2026
i
610,500
Royal Caribbean Cruises, Ltd.
140,000 9.125%,  6/15/2023
i
143,150
Scientific Games International, Inc.
270,000 5.000%,  10/15/2025
i
267,638
ServiceMaster Company, LLC
450,000 5.125%,  11/15/2024
i
463,500
Six Flags Entertainment
Corporation
150,000 5.500%,  4/15/2027
g,i
141,750
Six Flags Theme Parks, Inc.
130,000 7.000%,  7/1/2025
i
139,530
Staples, Inc.
290,000 7.500%,  4/15/2026
i
254,417
Target Corporation
650,000 2.250%,  4/15/2025 699,314
TJX Companies, Inc.
150,000 3.750%,  4/15/2027 174,051
430,000 3.875%,  4/15/2030 518,424
ViacomCBS, Inc.
775,000 4.200%,  5/19/2032 889,860
Visa, Inc.
315,000 2.700%,  4/15/2040 358,165
Volkswagen Group of America
Finance, LLC
725,000 4.250%,  11/13/2023
i
800,646
Walmart, Inc.
425,000 3.250%,  7/8/2029 502,760
Wyndham Destinations, Inc.
170,000 6.625%,  7/31/2026
i
175,466
Yum! Brands, Inc.
430,000 4.750%,  1/15/2030
i
466,550
Total 25,769,149
Consumer Non-Cyclical (1.5%)
Abbott Laboratories
133,000 3.750%,  11/30/2026 156,552
643,000 4.750%,  11/30/2036 904,068
AbbVie, Inc.
400,000 2.800%,  3/15/2023
i
416,806
390,000 3.600%,  5/14/2025 436,658
325,000 2.950%,  11/21/2026
i
358,678
175,000 4.700%,  5/14/2045 229,582
750,000 4.875%,  11/14/2048 1,032,698
Albertson's Companies, Inc.
560,000 7.500%,  3/15/2026
i
630,000
Altria Group, Inc.
400,000 4.400%,  2/14/2026 465,218
600,000 5.800%,  2/14/2039 790,134
Amgen, Inc.
700,000 3.375%,  2/21/2050 819,866
150,000 3.125%,  5/1/2025 166,243
Anheuser-Busch Companies, LLC
800,000 3.650%,  2/1/2026 910,476
608,000 4.700%,  2/1/2036 747,093
Principal
Amount Long-Term Fixed Income (31.8%) Value
Consumer Non-Cyclical (1.5%) - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 950,000 4.750%,  4/15/2058 $ 1,230,308
495,000 4.375%,  4/15/2038 595,239
195,000 4.600%,  4/15/2048 241,234
Anthem, Inc.
560,000 3.125%,  5/15/2050 621,354
390,000 4.625%,  5/15/2042 511,615
Aramark Services, Inc.
250,000 6.375%,  5/1/2025
i
264,082
BAT Capital Corporation
312,000 4.540%,  8/15/2047 357,060
Bausch Health Companies, Inc.
250,000 7.000%,  1/15/2028
i
271,875
70,000 5.000%,  1/30/2028
i
70,349
Baxalta, Inc.
201,000 4.000%,  6/23/2025 229,584
Becton, Dickinson and Company
341,000 3.734%,  12/15/2024 379,418
325,000 3.700%,  6/6/2027 371,892
Boston Scientific Corporation
228,000 7.375%,  1/15/2040 372,392
Bunge, Ltd. Finance Corporation
114,000 3.500%,  11/24/2020 114,798
Campbell Soup Company
200,000 2.375%,  4/24/2030 211,813
Cargill, Inc.
400,000 3.250%,  5/23/2029
i
456,840
Centene Corporation
550,000 4.750%,  1/15/2025 569,976
190,000 4.250%,  12/15/2027 201,875
210,000 4.625%,  12/15/2029 234,205
Cigna Corporation
285,000 3.050%,  10/15/2027 306,767
605,000 4.800%,  8/15/2038 802,023
Clorox Company
505,000 3.100%,  10/1/2027 575,622
Conagra Brands, Inc.
380,000 4.300%,  5/1/2024 425,056
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 408,829
275,000 2.875%,  5/1/2030 298,938
CVS Health Corporation
75,000 4.000%,  12/5/2023 82,689
465,000 4.100%,  3/25/2025 528,472
700,000 3.625%,  4/1/2027 801,169
935,000 4.875%,  7/20/2035 1,215,561
DaVita, Inc.
320,000 4.625%,  6/1/2030
i
340,496
DENTSPLY SIRONA, Inc.
840,000 3.250%,  6/1/2030 918,897
Edgewell Personal Care Company
130,000 5.500%,  6/1/2028
i
140,725
Encompass Health Corporation
400,000 4.500%,  2/1/2028 418,000
Energizer Holdings, Inc.
430,000 4.750%,  6/15/2028
i
461,218
Express Scripts Holding Company
690,000 4.800%,  7/15/2046 801,336
General Mills, Inc.
375,000 2.875%,  4/15/2030 420,525
HCA, Inc.
810,000 5.375%,  2/1/2025 913,275
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
i
436,447

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Consumer Non-Cyclical (1.5%) - continued
JBS Investments II GmbH
$ 200,000 5.750%,  1/15/2028
i
$ 212,360
JBS USA, LLC
55,000 5.750%,  6/15/2025
i
56,444
260,000 5.500%,  1/15/2030
i
286,650
Kellogg Company
775,000 2.100%,  6/1/2030 812,709
Keurig Dr. Pepper, Inc.
600,000 3.200%,  5/1/2030 680,967
Kimberly-Clark Corporation
420,000 3.100%,  3/26/2030 488,856
390,000 3.900%,  5/4/2047 514,809
Kraft Foods Group, Inc.
320,000 5.000%,  6/4/2042 358,099
Kraft Heinz Foods Company
500,000 4.625%,  1/30/2029 569,585
480,000 3.750%,  4/1/2030
i
520,115
Medtronic, Inc.
173,000 4.375%,  3/15/2035 234,796
23,000 4.625%,  3/15/2045 33,162
Merck & Company, Inc.
70,000 3.700%,  2/10/2045 90,989
Molina Healthcare, Inc.
230,000 4.375%,  6/15/2028
i
244,382
Mondelez International, Inc.
225,000 2.750%,  4/13/2030 249,656
Mylan, Inc.
65,000 3.125%,  1/15/2023
i
68,660
Nestle Holdings, Inc.
375,000 3.900%,  9/24/2038
i
498,792
Par Pharmaceutical, Inc.
270,000 7.500%,  4/1/2027
i
287,180
Pilgrim's Pride Corporation
350,000 5.875%,  9/30/2027
i
370,125
Post Holdings, Inc.
190,000 5.750%,  3/1/2027
i
202,350
Quest Diagnostics, Inc.
775,000 2.800%,  6/30/2031 849,820
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 613,484
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
i
302,173
Scotts Miracle-Gro Company
300,000 4.500%,  10/15/2029 317,625
Shire Acquisitions Investments
Ireland Designated Activity
Company
336,000 2.400%,  9/23/2021 342,707
Simmons Foods, Inc.
185,000 5.750%,  11/1/2024
i
185,925
Smithfield Foods, Inc.
275,000 2.650%,  10/3/2021
i
274,417
Spectrum Brands, Inc.
100,000 5.500%,  7/15/2030
i
103,750
Teleflex, Inc.
570,000 4.625%,  11/15/2027 616,324
Tenet Healthcare Corporation
140,000 4.625%,  7/15/2024 143,150
400,000 5.125%,  11/1/2027
i
425,000
Teva Pharmaceutical Finance
Netherlands III BV
300,000 2.800%,  7/21/2023 290,940
Thermo Fisher Scientific, Inc.
420,000 4.133%,  3/25/2025 483,713
Principal
Amount Long-Term Fixed Income (31.8%) Value
Consumer Non-Cyclical (1.5%) - continued
Tyson Foods, Inc.
$ 156,000 3.550%,  6/2/2027 $ 177,666
UnitedHealth Group, Inc.
420,000 2.950%,  10/15/2027 477,526
1,010,000 4.625%,  7/15/2035 1,376,178
Upjohn, Inc.
775,000 2.300%,  6/22/2027
i
815,738
VRX Escrow Corporation
1,085,000 6.125%,  4/15/2025
i
1,120,263
Zoetis, Inc.
509,000 4.700%,  2/1/2043 711,468
Total 42,074,579
Energy (0.9%)
Antero Resources Corporation
195,000 5.000%,  3/1/2025 123,581
Apache Corporation
210,000 4.375%,  10/15/2028 209,737
160,000 5.100%,  9/1/2040 155,600
Archrock Partners, LP
290,000 6.250%,  4/1/2028
i
292,900
BP Capital Markets America, Inc.
85,000 3.119%,  5/4/2026 94,791
350,000 3.543%,  4/6/2027 397,248
BP Capital Markets plc
588,000 3.279%,  9/19/2027 664,146
Buckeye Partners, LP
335,000 3.950%,  12/1/2026 332,487
125,000 4.125%,  12/1/2027 121,875
Canadian Natural Resources, Ltd.
215,000 3.450%,  11/15/2021 220,663
215,000 2.050%,  7/15/2025 219,813
325,000 2.950%,  7/15/2030 333,419
Canadian Oil Sands, Ltd.
210,000 9.400%,  9/1/2021
i
223,412
Cheniere Energy Partners, LP
595,000 5.625%,  10/1/2026 628,469
Chesapeake Energy Corporation
161,000 11.500%,  1/1/2025
i,l,m
14,892
Comstock Resources, Inc.
150,000 9.750%,  8/15/2026 149,952
ConocoPhillips
390,000 6.500%,  2/1/2039 611,066
Continental Resources, Inc.
165,000 5.000%,  9/15/2022 165,000
150,000 4.500%,  4/15/2023 149,826
DCP Midstream Operating, LP
200,000 5.625%,  7/15/2027 207,500
Diamondback Energy, Inc.
500,000 3.500%,  12/1/2029 500,558
El Paso Pipeline Partners
Operating Company, LLC
230,000 4.300%,  5/1/2024 254,942
Enagas SA
550,000 5.500%,  1/15/2028
i
489,434
Endeavor Energy Resources, LP
100,000 6.625%,  7/15/2025
i
105,063
90,000 5.500%,  1/30/2026
i
90,450
250,000 5.750%,  1/30/2028
i
256,563
Energy Transfer Operating, LP
125,000 4.200%,  9/15/2023 132,020
570,000 6.000%,  6/15/2048 600,731
Energy Transfer Partners, LP
215,000 4.900%,  3/15/2035 217,837
175,000 5.150%,  2/1/2043 166,884

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Energy (0.9%) - continued
EnLink Midstream Partners, LP
$ 210,000 4.850%,  7/15/2026 $ 162,779
140,000 5.600%,  4/1/2044 77,700
Enterprise Products Operating,
LLC
30,000 5.100%,  2/15/2045 37,152
EOG Resources, Inc.
600,000 4.375%,  4/15/2030 730,242
EQM Midstream Partners LP
230,000 6.500%,  7/1/2027
i
253,598
EQM Midstream Partners, LP
110,000 5.500%,  7/15/2028 114,048
EQT Corporation
350,000 3.900%,  10/1/2027
g
329,805
Equinor ASA
840,000 3.000%,  4/6/2027 936,483
Exxon Mobil Corporation
675,000 3.452%,  4/15/2051 799,689
Kinder Morgan Energy Partners,
LP
380,000 6.500%,  9/1/2039 501,341
Kinder Morgan, Inc.
440,000 6.500%,  9/15/2020 442,893
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 250,773
Marathon Oil Corporation
575,000 4.400%,  7/15/2027 584,267
Marathon Petroleum Corporation
468,000 4.750%,  12/15/2023 516,610
87,000 6.500%,  3/1/2041 113,819
MPLX, LP
700,000 4.875%,  12/1/2024 787,768
468,000 4.875%,  6/1/2025 530,241
Murphy Oil Corporation
170,000 5.875%,  12/1/2027 156,400
Nabors Industries, Inc.
275,000 5.750%,  2/1/2025 108,625
Nabors Industries, Ltd.
240,000 7.250%,  1/15/2026
i
151,574
Newfield Exploration Company
80,000 5.625%,  7/1/2024 79,924
327,000 5.375%,  1/1/2026 317,984
Noble Energy, Inc.
600,000 5.050%,  11/15/2044 801,090
Occidental Petroleum Corporation
210,000 2.700%,  8/15/2022 202,730
400,000 2.900%,  8/15/2024 376,380
140,000 3.400%,  4/15/2026 126,700
130,000 8.500%,  7/15/2027 144,768
240,000 3.500%,  8/15/2029 213,305
130,000 6.450%,  9/15/2036 130,027
330,000 4.400%,  4/15/2046 268,851
ONEOK, Inc.
560,000 2.200%,  9/15/2025 550,389
Parsley Energy, LLC
360,000 5.625%,  10/15/2027
i
377,100
Pioneer Natural Resources
Company
150,000 4.450%,  1/15/2026 174,928
Plains All American Pipeline, LP
400,000 4.500%,  12/15/2026 430,305
575,000 3.550%,  12/15/2029 567,900
QEP Resources, Inc.
140,000 5.625%,  3/1/2026 81,550
Principal
Amount Long-Term Fixed Income (31.8%) Value
Energy (0.9%) - continued
Regency Energy Partners, LP
$ 304,000 5.875%,  3/1/2022 $ 318,938
Sabine Pass Liquefaction, LLC
230,000 6.250%,  3/15/2022 246,079
270,000 5.625%,  4/15/2023 297,531
320,000 5.750%,  5/15/2024 364,523
Schlumberger Holdings
Corporation
365,000 4.000%,  12/21/2025
i
405,004
Southwestern Energy Company
365,000 7.500%,  4/1/2026 342,461
Suncor Energy, Inc.
210,000 3.600%,  12/1/2024 230,173
Sunoco Logistics Partners
Operations, LP
250,000 4.000%,  10/1/2027 256,146
Sunoco, LP
200,000 5.875%,  3/15/2028 209,000
Targa Resources Partners, LP
410,000 5.375%,  2/1/2027 423,600
Transocean Guardian, Ltd.
452,400 5.875%,  1/15/2024
i
399,243
W&T Offshore, Inc.
335,000 9.750%,  11/1/2023
i
223,324
Western Gas Partners, LP
312,000 4.000%,  7/1/2022 321,978
Western Midstream Operating, LP
110,000 5.250%,  2/1/2050 108,625
200,000 3.100%,  2/1/2025 199,520
200,000 3.950%,  6/1/2025 199,000
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 550,901
Williams Partners, LP
195,000 4.500%,  11/15/2023 213,784
320,000 6.300%,  4/15/2040 415,613
WPX Energy, Inc.
140,000 5.750%,  6/1/2026 142,800
220,000 4.500%,  1/15/2030 204,798
Total 26,633,638
Financials (2.2%)
ABN AMRO Bank NV
300,000 4.750%,  7/28/2025
i
337,523
ACE INA Holdings, Inc.
225,000 4.350%,  11/3/2045 317,695
AerCap Ireland Capital, Ltd.
152,000 4.625%,  10/30/2020 152,663
152,000 4.625%,  7/1/2022 154,335
275,000 3.500%,  1/15/2025 263,152
425,000 3.875%,  1/23/2028 392,120
Aircastle, Ltd.
650,000 5.000%,  4/1/2023 651,549
Ally Financial, Inc.
450,000 5.750%,  11/20/2025 508,015
American International Group, Inc.
228,000 4.125%,  2/15/2024 254,740
475,000 3.750%,  7/10/2025 535,442
450,000 3.900%,  4/1/2026 517,177
Australia and New Zealand
Banking Group, Ltd.
300,000 2.950%,  7/22/2030
b,i
311,205
AvalonBay Communities, Inc.
175,000 3.500%,  11/15/2025 197,745
Aviation Capital Group, LLC
500,000 2.875%,  1/20/2022
i
491,804

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Financials (2.2%) - continued
Avolon Holdings Funding, Ltd.
$ 325,000 5.250%,  5/15/2024
i
$ 303,295
Banco Santander Mexico SA
425,000 5.375%,  4/17/2025
i
471,134
Banco Santander SA
600,000
1.386%,  (LIBOR 3M +
1.120%), 4/12/2023
b
599,511
Bank of America Corporation
312,000 4.000%,  4/1/2024 348,954
500,000 4.200%,  8/26/2024 560,500
500,000 4.000%,  1/22/2025 558,786
600,000 3.458%,  3/15/2025
b
655,672
420,000 3.093%,  10/1/2025
b
455,650
325,000 3.824%,  1/20/2028
b
371,850
700,000 2.496%,  2/13/2031
b
743,726
400,000 2.592%,  4/29/2031
b
429,449
231,000 5.875%,  2/7/2042 358,922
Barclays Bank plc
78,000 10.179%,  6/12/2021
i
83,790
Barclays plc
600,000 4.610%,  2/15/2023
b
632,593
315,000 3.650%,  3/16/2025 345,643
Boston Properties, LP
450,000 4.500%,  12/1/2028 543,992
BPCE SA
588,000 3.500%,  10/23/2027
i
651,540
Camden Property Trust
500,000 3.150%,  7/1/2029 568,142
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 561,535
Cascades USA, Inc.
280,000 5.125%,  1/15/2026
i
289,100
CIT Group, Inc.
430,000 5.000%,  8/15/2022 443,975
100,000 5.250%,  3/7/2025 107,000
Citigroup, Inc.
655,000 4.400%,  6/10/2025 743,394
304,000 3.200%,  10/21/2026 338,332
768,000 3.668%,  7/24/2028
b
873,231
228,000 4.125%,  7/25/2028 264,051
425,000 3.520%,  10/27/2028
b
478,953
180,000 3.878%,  1/24/2039
b
219,671
324,000 4.650%,  7/23/2048 455,118
CNA Financial Corporation
225,000 3.900%,  5/1/2029 256,823
Comerica, Inc.
130,000 3.700%,  7/31/2023 140,616
Commerzbank AG
390,000 8.125%,  9/19/2023
i
450,587
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
432,000 3.950%,  11/9/2022 460,153
686,000 4.625%,  12/1/2023 759,195
Credit Acceptance Corporation
200,000 5.125%,  12/31/2024
i
203,600
Credit Agricole SA
500,000 3.375%,  1/10/2022
i
518,605
525,000 3.250%,  1/14/2030
i
576,077
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,i,n
372,313
850,000 2.193%,  6/5/2026
b,i
875,970
350,000 3.869%,  1/12/2029
b,i
393,528
Danske Bank AS
375,000 3.244%,  12/20/2025
b,i
402,041
Principal
Amount Long-Term Fixed Income (31.8%) Value
Financials (2.2%) - continued
Deutsche Bank AG
$ 190,000 4.250%,  10/14/2021 $ 196,159
450,000 3.961%,  11/26/2025
b
479,901
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 105,228
Discover Bank
275,000 2.450%,  9/12/2024 291,722
480,000 4.682%,  8/9/2028
b
498,043
Duke Realty, LP
300,000 2.875%,  11/15/2029 336,391
ERP Operating, LP
75,000 3.375%,  6/1/2025 83,205
ESH Hospitality, Inc.
200,000 5.250%,  5/1/2025
i
204,296
100,000 4.625%,  10/1/2027
i
96,230
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 539,025
First Horizon National Corporation
840,000 4.000%,  5/26/2025 912,566
GE Capital Funding, LLC
1,825,000 4.400%,  5/15/2030
i
1,923,096
GE Capital International Funding
Company
735,000 4.418%,  11/15/2035 759,689
Goldman Sachs Group, Inc.
550,000
4.370%,  (LIBOR 3M +
3.922%), 9/3/2020
b,n
534,188
312,000 2.908%,  6/5/2023
b
324,212
250,000 3.625%,  2/20/2024 273,722
395,000 4.750%,  10/21/2045 546,209
HCP, Inc.
140,000 3.400%,  2/1/2025 153,467
Healthpeak Properties, Inc.
425,000 2.875%,  1/15/2031 450,907
HSBC Holdings plc
300,000 6.875%,  6/1/2021
b,n
305,842
725,000 3.803%,  3/11/2025
b
785,179
275,000 3.900%,  5/25/2026 308,956
700,000 4.950%,  3/31/2030 856,720
Icahn Enterprises, LP
205,000 6.750%,  2/1/2024 211,150
325,000 6.375%,  12/15/2025 338,000
ING Groep NV
525,000 4.100%,  10/2/2023 578,554
International Lease Finance
Corporation
150,000 5.875%,  8/15/2022 161,960
J.P. Morgan Chase & Company
280,000 3.625%,  5/13/2024 310,733
500,000 3.875%,  9/10/2024 558,812
550,000 3.125%,  1/23/2025 603,215
800,000 3.900%,  7/15/2025 910,976
250,000 3.300%,  4/1/2026 281,260
575,000 4.203%,  7/23/2029
b
686,308
425,000 2.522%,  4/22/2031
b
458,407
470,000 3.882%,  7/24/2038
b
585,508
Kimco Realty Corporation
624,000 3.300%,  2/1/2025 670,577
Liberty Mutual Group, Inc.
152,000 4.950%,  5/1/2022
i
162,569
Lloyds Banking Group plc
425,000 2.907%,  11/7/2023
b
444,629
1,100,000 3.870%,  7/9/2025
b
1,212,735
MassMutual Global Funding
250,000 2.750%,  6/22/2024
i
269,448

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Financials (2.2%) - continued
MetLife, Inc.
$ 290,000 4.050%,  3/1/2045 $ 371,463
MGM Growth Properties Operating
Partnership, LP
140,000 4.625%,  6/15/2025
i
147,174
Mitsubishi UFJ Financial Group,
Inc.
825,000 3.455%,  3/2/2023 882,720
390,000 3.287%,  7/25/2027 435,501
850,000 2.048%,  7/17/2030 874,500
Morgan Stanley
152,000
4.085%,  (LIBOR 3M +
3.810%), 10/15/2020
b,n
147,633
180,000 4.875%,  11/1/2022 196,223
355,000 3.125%,  1/23/2023 377,436
275,000 2.188%,  4/28/2026
b
289,728
450,000 4.350%,  9/8/2026 527,299
468,000 3.591%,  7/22/2028
b
534,629
420,000 3.772%,  1/24/2029
b
487,159
840,000 3.622%,  4/1/2031
b
982,279
MPT Operating Partnership, LP
260,000 6.375%,  3/1/2024 268,125
290,000 4.625%,  8/1/2029 306,402
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 373,005
180,000 3.850%,  6/30/2026 205,191
Nationwide Building Society
325,000 3.622%,  4/26/2023
b,i
339,199
Outfront Media Cap, LLC
475,000 4.625%,  3/15/2030
i
444,125
Park Aerospace Holdings, Ltd.
325,000 4.500%,  3/15/2023
i
307,008
Prudential Financial, Inc.
375,000 3.700%,  3/13/2051 448,470
Quicken Loans, Inc.
355,000 5.750%,  5/1/2025
i
365,982
Realty Income Corporation
320,000 4.125%,  10/15/2026 371,359
Regency Centers, LP
550,000 4.125%,  3/15/2028 617,412
Reinsurance Group of America,
Inc.
460,000 4.700%,  9/15/2023 507,962
Royal Bank of Scotland Group plc
150,000 6.125%,  12/15/2022 164,334
175,000 6.100%,  6/10/2023 193,609
300,000 3.875%,  9/12/2023 325,818
675,000 6.000%,  12/29/2025
b,n
708,750
475,000 4.445%,  5/8/2030
b
565,336
Service Properties Trust
170,000 4.500%,  6/15/2023 161,500
100,000 4.750%,  10/1/2026 88,000
Simon Property Group, LP
304,000 4.250%,  11/30/2046 355,095
Societe Generale SA
234,000 4.750%,  11/24/2025
i
257,750
Springleaf Finance Corporation
320,000 6.875%,  3/15/2025 357,600
270,000 7.125%,  3/15/2026 316,529
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 252,764
Synchrony Financial
85,000 4.250%,  8/15/2024 90,280
350,000 3.950%,  12/1/2027 369,324
Principal
Amount Long-Term Fixed Income (31.8%) Value
Financials (2.2%) - continued
UBS Group Funding Jersey, Ltd.
$ 228,000 4.125%,  9/24/2025
i
$ 261,813
UDR, Inc.
425,000 2.100%,  8/1/2032 433,919
Ventas Realty, LP
340,000 3.100%,  1/15/2023 351,229
VICI Properties, LP / VICI Note
Company, Inc.
100,000 4.250%,  12/1/2026
i
103,000
70,000 3.750%,  2/15/2027
i
70,525
230,000 4.625%,  12/1/2029
i
242,075
70,000 4.125%,  8/15/2030
i
70,840
Voya Financial, Inc.
576,000 3.125%,  7/15/2024 620,920
Wells Fargo & Company
304,000 3.450%,  2/13/2023 322,819
500,000 4.125%,  8/15/2023 546,442
285,000 3.000%,  2/19/2025 309,934
750,000 3.000%,  4/22/2026 821,841
304,000 3.000%,  10/23/2026 333,485
775,000 2.393%,  6/2/2028
b
814,213
550,000 4.900%,  11/17/2045 726,575
Total 64,406,279
Mortgage-Backed Securities (9.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
15,819,329 3.000%,  3/25/2050 16,751,749
8,328,952 3.000%,  4/1/2050 8,819,876
416,200 3.500%,  7/1/2047 440,317
Federal National Mortgage
Association
942,147 3.230%,  11/1/2020 941,542
3,492,648 4.500%,  5/1/2048 3,757,566
6,542,273 3.500%,  10/1/2048 6,908,540
291,927 3.500%,  6/1/2049 308,672
7,572,180 3.500%,  8/1/2049 8,014,655
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
22,600,000 2.000%,  8/1/2035
e
23,507,531
23,965,000 2.500%,  8/1/2035
e
25,152,017
19,350,000 2.000%,  9/1/2035
e
20,099,813
12,750,000 1.500%,  10/15/2035
e
13,029,404
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,200,000 2.000%,  8/1/2050
e
3,315,250
55,868,000 2.500%,  8/1/2050
e,o
58,689,770
38,550,000 2.000%,  9/1/2050
e,o
39,864,632
29,862,000 3.000%,  9/1/2043
e
31,521,981
12,145,780 4.000%,  7/1/2048 12,893,922
Total 274,017,237
Technology (0.9%)
Apple, Inc.
85,000 3.000%,  2/9/2024 92,029
312,000 3.200%,  5/11/2027 357,401
260,000 3.000%,  6/20/2027 295,164
670,000 3.000%,  11/13/2027 764,769
920,000 3.750%,  9/12/2047 1,185,291
Applied Materials, Inc.
160,000 3.300%,  4/1/2027 185,297

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Technology (0.9%) - continued
Avnet, Inc.
$ 225,000 3.750%,  12/1/2021 $ 231,990
Baidu, Inc.
560,000 3.425%,  4/7/2030
g
626,371
Broadcom Corporation
143,000 3.875%,  1/15/2027 158,843
380,000 3.500%,  1/15/2028 412,434
Broadcom, Inc.
625,000 4.750%,  4/15/2029
i
728,538
275,000 5.000%,  4/15/2030
i
326,801
CDW, LLC
250,000 4.250%,  4/1/2028 267,400
CommScope Technologies
Finance, LLC
560,000 6.000%,  6/15/2025
i
572,152
Diamond 1 Finance Corporation
485,000 6.020%,  6/15/2026
i
568,588
Diamond Sports Group, LLC
160,000 5.375%,  8/15/2026
i
123,211
310,000 6.625%,  8/15/2027
i
169,725
Fiserv, Inc.
400,000 2.250%,  6/1/2027 428,022
580,000 2.650%,  6/1/2030 634,538
Gartner, Inc.
140,000 4.500%,  7/1/2028
i
147,000
Harland Clarke Holdings
Corporation
270,000 8.375%,  8/15/2022
i
220,725
Hewlett Packard Enterprise
Company
400,000 4.650%,  10/1/2024 449,791
Intel Corporation
475,000 3.100%,  2/15/2060 555,256
Iron Mountain, Inc.
220,000 4.875%,  9/15/2029
i
229,185
210,000 5.250%,  7/15/2030
i
220,237
KLA Corporation
840,000 3.300%,  3/1/2050 940,610
Lam Research Corporation
700,000 2.875%,  6/15/2050 798,454
Marvell Technology Group, Ltd.
335,000 4.200%,  6/22/2023 362,525
450,000 4.875%,  6/22/2028 553,520
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 287,080
Microsoft Corporation
540,000 2.675%,  6/1/2060 593,495
475,000 4.200%,  11/3/2035 640,215
1,360,000 3.700%,  8/8/2046 1,766,844
NCR Corporation
530,000 6.125%,  9/1/2029
i
580,589
NVIDIA Corporation
700,000 3.500%,  4/1/2040 835,667
NXP BV/NXP Funding, LLC
575,000 4.875%,  3/1/2024
i
646,798
Open Text Corporation
380,000 4.125%,  2/15/2030
i
399,000
Oracle Corporation
780,000 2.950%,  5/15/2025 861,154
875,000 2.800%,  4/1/2027 971,583
420,000 3.850%,  7/15/2036 517,135
700,000 3.600%,  4/1/2040 828,369
Plantronics, Inc.
350,000 5.500%,  5/31/2023
g,i
330,820
Principal
Amount Long-Term Fixed Income (31.8%) Value
Technology (0.9%) - continued
PTC, Inc.
$ 100,000 3.625%,  2/15/2025
i
$ 103,677
90,000 4.000%,  2/15/2028
i
94,532
Sensata Technologies BV
240,000 5.000%,  10/1/2025
i
259,200
SS&C Technologies, Inc.
430,000 5.500%,  9/30/2027
i
462,250
Texas Instruments, Inc.
540,000 4.150%,  5/15/2048 751,187
Tyco Electronics Group SA
78,000 3.450%,  8/1/2024 85,236
156,000 3.125%,  8/15/2027 172,178
Vmware, Inc.
575,000 4.650%,  5/15/2027 658,202
Total 24,451,078
Transportation (0.2%)
Air Canada Pass Through Trust
53,007 3.875%,  3/15/2023
i
45,091
Air Lease Corporation
130,000 3.500%,  1/15/2022 131,531
Burlington Northern Santa Fe, LLC
235,000 5.750%,  5/1/2040 353,824
590,000 5.050%,  3/1/2041 831,300
260,000 4.450%,  3/15/2043 354,514
CSX Corporation
420,000 3.800%,  4/15/2050 533,183
126,000 3.700%,  11/1/2023 138,833
375,000 3.350%,  9/15/2049 437,214
Delta Air Lines, Inc.
300,000 7.000%,  5/1/2025
i
320,625
Mileage Plus Holdings, LLC
200,000 6.500%,  6/20/2027
i
207,000
NCL Corporation, Ltd.
180,000 3.625%,  12/15/2024
i
118,962
Penske Truck Leasing Company,
LP
500,000 3.375%,  2/1/2022
i
516,013
Southwest Airlines Company
560,000 4.750%,  5/4/2023 587,666
125,000 5.125%,  6/15/2027 131,152
United Parcel Service, Inc.
560,000 4.450%,  4/1/2030 714,139
XPO Logistics, Inc.
200,000 6.125%,  9/1/2023
i
203,938
334,000 6.750%,  8/15/2024
i
359,204
Total 5,984,189
U.S. Government & Agencies (10.0%)
U.S. Treasury Bonds
2,055,000 2.250%,  11/15/2027 2,326,966
21,400,000 2.875%,  5/15/2028 25,395,781
5,090,000 5.250%,  11/15/2028 7,080,468
10,000,000 1.625%,  8/15/2029 10,997,266
10,000,000 1.500%,  2/15/2030 10,913,281
1,175,000 4.375%,  5/15/2040 1,906,988
560,000 3.000%,  5/15/2042 773,347
15,871,000 2.500%,  5/15/2046 20,561,004
13,950,000 2.875%,  5/15/2049 19,721,268
U.S. Treasury Notes
750,000 1.375%,  8/31/2020 750,721
500,000 1.375%,  9/30/2020 501,002
220,000 1.875%,  12/15/2020 221,435
2,750,000 2.500%,  2/28/2021 2,787,383
1,500,000 1.375%,  5/31/2021 1,515,586

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
U.S. Government & Agencies (10.0%) -
continued
$ 4,773,000 1.125%,  8/31/2021 $ 4,824,086
23,940,000 1.500%,  9/30/2021 24,318,738
420,000 1.125%,  2/28/2022 426,563
21,500,000 0.125%,  6/30/2022 21,501,680
3,710,000 1.875%,  7/31/2022 3,839,125
19,860,000 2.000%,  11/30/2022 20,724,996
5,270,000 2.500%,  3/31/2023 5,602,669
16,750,000 2.500%,  1/31/2024 18,118,789
6,640,000 2.125%,  7/31/2024 7,156,156
10,000,000 1.250%,  8/31/2024 10,435,938
5,740,000 2.250%,  11/15/2024 6,243,595
6,340,000 2.125%,  11/30/2024 6,867,260
750,000 1.375%,  1/31/2025 789,522
9,100,000 2.625%,  1/31/2026 10,267,359
33,940,000 2.500%,  2/28/2026 38,118,863
3,700,000 0.500%,  4/30/2027 3,730,063
Total 288,417,898
Utilities (0.8%)
AES Corporation
275,000 5.125%,  9/1/2027 297,844
Ameren Illinois Company
390,000 4.500%,  3/15/2049 553,422
American Water Capital
Corporation
700,000 2.800%,  5/1/2030 789,130
Appalachian Power Company
155,000 3.300%,  6/1/2027 170,725
Arizona Public Service Company
300,000 3.500%,  12/1/2049 352,087
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 363,130
Calpine Corporation
310,000 4.500%,  2/15/2028
i
320,075
CenterPoint Energy, Inc.
130,000 3.850%,  2/1/2024 143,027
375,000 2.500%,  9/1/2024 400,215
355,000 4.250%,  11/1/2028 423,074
CMS Energy Corporation
228,000 2.950%,  2/15/2027 243,647
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 360,865
Consolidated Edison Company of
New York, Inc.
825,000 4.125%,  5/15/2049 1,085,357
Consolidated Edison, Inc.
114,000 4.500%,  12/1/2045 152,681
Consumers Energy Company
475,000 4.350%,  4/15/2049 675,420
DTE Electric Company
215,000 3.700%,  3/15/2045 269,955
245,000 3.700%,  6/1/2046 307,036
Duke Energy Carolinas, LLC
585,000 3.700%,  12/1/2047 744,044
Duke Energy Corporation
304,000 3.750%,  9/1/2046 374,560
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 239,776
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 390,354
Edison International
525,000 5.750%,  6/15/2027 611,803
Principal
Amount Long-Term Fixed Income (31.8%) Value
Utilities (0.8%) - continued
Energy Transfer Operating, LP
$ 550,000 5.200%,  2/1/2022 $ 572,552
Exelon Corporation
515,000 4.700%,  4/15/2050 711,546
120,000 5.100%,  6/15/2045 164,493
459,000 4.450%,  4/15/2046 596,063
FirstEnergy Corporation
100,000 2.850%,  7/15/2022 102,538
605,000 4.850%,  7/15/2047 747,683
ITC Holdings Corporation
84,000 4.050%,  7/1/2023 90,716
152,000 5.300%,  7/1/2043 209,733
Mississippi Power Company
310,000 3.950%,  3/30/2028 360,151
Monongahela Power Company
210,000 5.400%,  12/15/2043
i
304,818
National Rural Utilities Cooperative
Finance Corporation
250,000 3.900%,  11/1/2028 299,527
525,000 3.700%,  3/15/2029 626,816
NextEra Energy Operating
Partners, LP
520,000 3.875%,  10/15/2026
i
543,400
NiSource Finance Corporation
156,000 3.490%,  5/15/2027 178,660
435,000 5.650%,  2/1/2045 637,878
NiSource, Inc.
600,000 3.600%,  5/1/2030 706,692
Pacific Gas and Electric Company
365,000 3.300%,  12/1/2027
f
385,665
365,000 3.950%,  12/1/2047
f
387,639
PG&E Corporation
140,000 5.000%,  7/1/2028 144,053
110,000 5.250%,  7/1/2030 114,400
PPL Capital Funding, Inc.
365,000 5.000%,  3/15/2044 474,801
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 306,639
Public Service Electric & Gas
Company
390,000 3.000%,  5/15/2027 436,503
San Diego Gas and Electric
Company
540,000 4.150%,  5/15/2048 709,239
South Carolina Electric & Gas
Company
685,000 5.100%,  6/1/2065 1,100,491
Southern California Edison
Company
320,000 4.000%,  4/1/2047 380,535
Southern Company
424,000 3.250%,  7/1/2026 481,450
300,000 4.400%,  7/1/2046 380,755
Southern Company Gas Capital
Corporation
390,000 4.400%,  5/30/2047 500,241
Southwestern Electric Power
Company
110,000 3.900%,  4/1/2045 127,578
Suburban Propane Partners, LP
260,000 5.875%,  3/1/2027 264,550
Talen Energy Supply, LLC
260,000 7.625%,  6/1/2028
i
271,700
TerraForm Power Operating, LLC
240,000 5.000%,  1/31/2028
i
264,600

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Utilities (0.8%) - continued
Virginia Electric and Power
Company
$ 375,000 4.600%,  12/1/2048 $ 542,632
Vistra Operations Company, LLC
410,000 5.000%,  7/31/2027
i
437,675
Total 23,832,639
Total Long-Term Fixed Income
(cost $857,017,079) 915,363,965
Shares Common Stock ( 18.5% ) Value
Communications Services (0.7%)
1,858 Activision Blizzard, Inc. 153,527
1,886 Alphabet, Inc., Class A
h
2,806,274
1,439 Alphabet, Inc., Class C
h
2,133,979
24,689 AMC Entertainment Holdings, Inc. 99,744
1,888 AMC Networks, Inc.
h
43,613
6,510 AT&T, Inc. 192,566
24,615 Auto Trader Group plc
i
171,949
2,731 Carsales.com, Ltd. 35,703
9,792 Cinemark Holdings, Inc. 115,839
28 Cogeco Communications, Inc. 2,134
37,965 Comcast Corporation 1,624,902
5,786 Consolidated Communications
Holdings, Inc.
h
42,238
1,469 Deutsche Telekom AG 24,525
14,440 Discovery, Inc., Class A
g,h
304,684
10,455 DISH Network Corporation
h
335,710
6,530 EchoStar Corporation
h
178,269
7,398 Facebook, Inc.
h
1,876,651
62,012 Gannett Company, Inc. 91,778
2,450 Hemisphere Media Group, Inc.
h
21,560
13,000 HKT Trust and HKT, Ltd. 19,155
466 IAC/InterActiveCorp
h
61,708
15,290 Interpublic Group of Companies,
Inc. 275,984
457 Ipsos SA 12,129
1,200 KDDI Corporation 38,157
6,348 Lions Gate Entertainment
Corporation, Class A
h
48,626
8,382 Lions Gate Entertainment
Corporation, Class B
h
59,596
27,953 Live Nation Entertainment, Inc.
h
1,308,480
806 Madison Square Garden
Entertainment Corporation
h
57,113
420 Match Group, Inc.
h
43,134
13,698 Mediaset Espana Comunicacion
SA
h
44,806
9,340 Meredith Corporation 134,122
3,406 News Corporation 43,461
100 NEXON Company, Ltd. 2,569
100 Nintendo Company, Ltd. 43,981
600 Nippon Telegraph & Telephone
Corporation 13,927
1,900 NTT DOCOMO, Inc. 52,309
28,264 ORBCOMM, Inc.
h
118,991
40,851 QuinStreet, Inc.
h
476,935
1,101 Rightmove plc 7,946
5,438 RingCentral, Inc.
h
1,578,488
3,202 Scholastic Corporation 76,624
5,835 Seven West Media, Ltd.
h
413
6,800 SoftBank Corporation 91,026
1,400 SoftBank Group Corporation 88,302
5,556 Take-Two Interactive Software,
Inc.
h
911,295
Shares Common Stock (18.5%) Value
Communications Services (0.7%) - continued
4,300 TV Asahi Holdings Corporation $ 58,803
10,416 Twitter, Inc.
h
379,142
4,283 Uber Technologies, Inc.
h
129,604
37,704 Verizon Communications, Inc. 2,167,226
1,054 ViacomCBS, Inc. 27,478
9,412 Walt Disney Company 1,100,639
977 Wolters Kluwer NV 76,947
7,937 Zillow Group, Inc.
h
540,430
Total 20,345,191
Consumer Discretionary (2.2%)
3,525 Aaron's, Inc. 183,934
7,221 Abercrombie & Fitch Company 69,538
6,033 Adient plc
h
100,389
2,136 Amazon.com, Inc.
h
6,759,756
12,374 American Eagle Outfitters, Inc. 123,740
601 American Public Education, Inc.
h
17,495
300 AOKI Holdings, Inc. 1,544
26,427 Aptiv plc 2,054,699
10,297 At Home Group, Inc.
h
127,889
500 Autobacs Seven Company, Ltd. 5,826
502 Autogrill SPA
h
2,401
414 AutoZone, Inc.
h
499,872
7,682 B&M European Value Retail SA 46,186
9,028 Beazer Homes USA, Inc.
h
101,023
18,889 Bed Bath & Beyond, Inc. 204,379
912 Berkeley Group Holdings plc 52,915
3,266 Big Lots, Inc. 128,484
7,670 BJ's Restaurants, Inc. 153,860
502 Bloomin' Brands, Inc. 5,783
544 Booking Holdings, Inc.
h
904,199
400 Bridgestone Corporation 11,782
20,944 Bright Horizons Family Solutions,
Inc.
h
2,246,035
295 Bunzl plc 8,451
10,573 Burlington Stores, Inc.
h
1,987,724
6,661 Caesars Entertainment, Inc.
h
206,824
4,628 Caleres, Inc. 29,203
6,385 Camping World Holdings, Inc. 233,819
11,114 Capri Holdings, Ltd.
h
166,488
5,158 Carnival Corporation 71,593
13,700 Cedar Fair, LP 326,608
8,429 Century Casinos, Inc.
h
33,969
3,310 Century Communities, Inc.
h
117,902
14,891 Chewy, Inc.
g,h
781,629
60,311 Chico's FAS, Inc. 76,595
1,284 Children's Place, Inc. 31,342
1,401 Chipotle Mexican Grill, Inc.
h
1,618,379
700 Chiyoda Company, Ltd. 6,690
182 Churchill Downs, Inc. 25,211
68 Cie Generale des Etablissements
Michelin 7,042
7,200 Citizen Watch Company, Ltd. 19,625
423 Collins Foods, Ltd. 2,860
55,418 Cooper-Standard Holdings, Inc.
h
593,527
2,673 Cracker Barrel Old Country Store,
Inc. 295,286
11,679 Crocs, Inc.
h
419,743
9,545 Culp, Inc. 105,949
9,263 D.R. Horton, Inc. 612,840
3,973 Dana, Inc. 45,411
5,870 Darden Restaurants, Inc. 445,533
8,517 Dave & Buster's Entertainment,
Inc. 105,100
1,978 Deckers Outdoor Corporation
h
413,896
4,264 Denny's Corporation
h
37,886

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (18.5%) Value
Consumer Discretionary (2.2%) - continued
3,200 Denso Corporation $ 118,376
10,029 Designer Brands, Inc. 59,271
2,236 Dick's Sporting Goods, Inc. 102,006
3,138 Dine Brands Global, Inc. 142,559
2,282 Dollarama, Inc. 83,446
235 Dometic Group AB
i
2,294
3,525 Domino's Pizza, Inc. 1,362,800
237 Dorman Products, Inc.
h
19,375
42,041 Duluth Holdings, Inc.
g,h
310,683
13,269 Emerald Holding, Inc. 36,092
7,028 Ethan Allen Interiors, Inc. 83,212
13,116 Etsy, Inc.
h
1,552,672
285 Europris ASA
i
1,401
100 Exedy Corporation 1,235
7,429 Express, Inc.
h
7,503
3,994 Extended Stay America, Inc. 45,572
22,750 Five Below, Inc.
h
2,477,702
8,818 Foot Locker, Inc. 259,161
7,999 Fossil, Inc.
h
26,477
684 Fox Factory Holding Corporation
h
60,876
13,000 Galaxy Entertainment Group, Ltd. 88,657
13,560 GameStop Corporation
h
54,376
4,458 Gap, Inc. 59,603
4,970 Garrett Motion, Inc.
h
29,224
4,801 Genuine Parts Company 432,810
3,224 G-III Apparel Group, Ltd.
h
31,885
8,804 Goodyear Tire & Rubber Company 79,324
1,815 Grand Canyon Education, Inc.
h
161,063
1,672 GVC Holdings plc 14,470
58 Hermes International 47,023
9,453 Home Depot, Inc. 2,509,677
858 Hooker Furniture Corporation 18,361
2,753 Hovnanian Enterprises, Inc.
h
64,145
1,148 Husqvarna AB 10,986
2,212 Industria de Diseno Textil SA 58,613
74 InterContinental Hotels Group plc 3,409
1,181 Jack in the Box, Inc. 96,972
5,668 KB Home 190,672
11,130 Knoll, Inc. 130,332
10,442 Kohl's Corporation 198,816
4,231 Kontoor Brands, Inc. 81,066
13,979 L Brands, Inc. 341,227
7,849 Lear Corporation 866,373
12,464 Leggett & Platt, Inc. 499,682
671 Lithia Motors, Inc. 153,760
10,608 Lowe's Companies, Inc. 1,579,637
2,239 Lululemon Athletica, Inc.
h
728,996
16 LVMH Moet Hennessy Louis
Vuitton SE 6,957
20,668 Macy's, Inc. 125,248
806 Madison Square Garden Sports
Corporation
h
123,874
5,665 Marcus Corporation 78,234
996 Marriott Vacations Worldwide
Corporation 84,321
19,479 Mattel, Inc.
h
216,412
5,100 McDonald's Corporation 990,828
903 Melia Hotels International SA
h
3,343
44 Mercadolibre, Inc.
h
49,483
18,533 Michaels Companies, Inc.
h
133,067
4,115 Modine Manufacturing Company
h
22,386
6,128 Mohawk Industries, Inc.
h
489,321
9,437 Moneysupermarket.com Group plc 36,154
12,841 Movado Group, Inc. 123,787
545 Netflix, Inc.
h
266,440
2,600 NHK Spring Company, Ltd. 14,632
Shares Common Stock (18.5%) Value
Consumer Discretionary (2.2%) - continued
200 Nihon Unisys, Ltd. $ 6,052
1,821 NIKE, Inc. 177,748
1,600 Nissan Motor Company, Ltd. 5,473
6,011 Nordstrom, Inc. 82,291
15,444 Norwegian Cruise Line Holdings,
Ltd.
h
210,656
552 NVR, Inc.
h
2,169,443
4,143 Office Depot, Inc. 91,436
17,026 Ollie's Bargain Outlet Holdings,
Inc.
h
1,789,433
400 Onward Holdings Company, Ltd. 982
100 Oriental Land Company, Ltd. 12,064
325 Pandox AB 4,103
1,812 Park Hotels & Resorts, Inc. 14,985
64,654 Party City Holdco, Inc.
h
106,033
15,331 Penn National Gaming, Inc.
h
518,954
46,591 Planet Fitness, Inc.
h
2,432,050
70,325 Playa Hotels and Resorts NV
h
255,280
500 PLENUS Company, Ltd. 7,639
297 Pool Corporation 94,060
9,348 PulteGroup, Inc. 407,573
2,557 PVH Corporation 124,424
16,316 Qurate Retail, Inc.
h
178,008
1,720 Red Robin Gourmet Burgers, Inc.
h
15,033
31,291 Red Rock Resorts, Inc. 342,949
5,559 Redrow plc 31,036
624 Restaurant Brands International,
Inc. 35,268
2,306 RH
h
662,814
900 Rinnai Corporation 73,767
4,639 Royal Caribbean Cruises, Ltd. 225,966
15,089 Ruth's Hospitality Group, Inc. 101,021
4,471 Sally Beauty Holdings, Inc.
h
51,908
1,300 Sangetsu Company, Ltd. 17,782
1,515 Scandic Hotels Group AB
i
5,235
1,218 SeaWorld Entertainment, Inc.
h
17,624
500 SHIMAMURA Company, Ltd. 34,769
2,283 Signet Jewelers, Ltd. 24,519
14,499 Six Flags Entertainment
Corporation 252,138
13,255 Skyline Corporation
h
374,189
4,689 Sleep Number Corporation
h
218,038
800 Sony Corporation 62,156
9,180 Sony Corporation ADR 715,673
11,005 Standard Motor Products, Inc. 500,507
12,120 Stoneridge, Inc.
h
251,126
594 Strategic Education, Inc. 74,969
12,200 Sumitomo Electric Industries, Ltd. 136,306
300 Sumitomo Forestry Company, Ltd. 3,354
6,000 Sumitomo Rubber Industries, Ltd. 49,916
635 Super Retail Group, Ltd. 4,013
17,060 Tailored Brands, Inc. 5,171
200 Takara Standard Company, Ltd. 2,701
20,264 Taylor Morrison Home Corporation
h
475,191
21,471 Taylor Wimpey plc 33,120
13,184 Tenneco, Inc.
h
97,693
32,169 Texas Roadhouse, Inc. 1,807,576
6,740 Thor Industries, Inc. 768,293
195 Thule Group AB
i
5,800
13,722 TJX Companies, Inc. 713,407
13,496 Toll Brothers, Inc. 515,547
5,502 TopBuild Corporation
h
725,824
900 Toyoda Gosei Company, Ltd. 17,648
300 Toyota Motor Corporation 17,809
5,551 Tri Pointe Homes, Inc.
h
92,813
1,034 Tupperware Brands Corporation 15,955

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (18.5%) Value
Consumer Discretionary (2.2%) - continued
5,324 Ulta Beauty, Inc.
h
$ 1,027,479
2,153 Urban Outfitters, Inc.
h
35,611
2,095 Vail Resorts, Inc. 402,303
97 Wayfair, Inc.
h
25,811
3,876 William Hill plc 5,277
348 Williams-Sonoma, Inc. 30,318
6,316 Wingstop, Inc. 986,875
1,859 Workhorse Group, Inc.
h
28,852
1,567 YETI Holdings, Inc.
h
76,611
1,897 Yum! Brands, Inc. 172,722
500 Z Holdings Corporation 2,659
12,701 Zumiez, Inc.
h
293,393
Total 62,030,435
Consumer Staples (0.6%)
1,085 Andersons, Inc. 15,429
800 Arcs Company, Ltd. 18,561
5,438 BJ's Wholesale Club Holdings,
Inc.
h
217,792
206 British American Tobacco plc 6,808
1,007 Carlsberg AS 148,723
10,122 Casey's General Stores, Inc. 1,611,321
1,378 Central Garden & Pet Company
h
52,171
33,439 Coca-Cola Company 1,579,658
15,805 Colgate-Palmolive Company 1,220,146
2,469 Costco Wholesale Corporation 803,734
53,450 Cott Corporation 759,525
741 Davide Campari-Milano NV 7,481
29,731 e.l.f. Beauty, Inc.
h
530,996
2,669 Edgewell Personal Care Company
h
79,776
214 Elior Participations SCA
i
1,185
1,094 ForFarmers BV 7,023
28 George Weston, Ltd. 2,115
255 Glanbia plc 3,096
18,209 Hain Celestial Group, Inc.
h
618,742
85 Heineken NV 8,234
1,600 Japan Tobacco, Inc. 27,348
3,552 John B. Sanfilippo & Son, Inc. 313,180
300 Kao Corporation 21,763
700 Kewpie Corporation 12,460
2,923 Kimberly-Clark Corporation 444,413
466 Lamb Weston Holdings, Inc. 27,997
6 Lindt & Spruengli AG 46,451
169 L'Oreal SA 56,721
952 McCormick & Company, Inc. 185,545
300 Ministop Company, Ltd. 4,108
10,398 Monster Beverage Corporation
h
816,035
2,825 Nestle SA 335,954
645 Orkla ASA 6,344
9,556 PepsiCo, Inc. 1,315,479
6,193 Philip Morris International, Inc. 475,684
7,656 Procter & Gamble Company 1,003,855
51 Royal Unibrew AS 5,160
2,884 Seneca Foods Corporation
h
112,995
700 Seven & I Holdings Company, Ltd. 21,154
300 Shiseido Company, Ltd. 16,715
18,207 Simply Good Foods Company
h
437,696
2,155 Sprouts Farmers Markets, Inc.
h
56,849
1,300 Sugi Holdings Company, Ltd. 93,932
1,800 Sundrug Company, Ltd. 61,256
2,467 TreeHouse Foods, Inc.
h
108,104
47,349 Turning Point Brands, Inc. 1,556,835
100 Unicharm Corporation 4,523
682 Unilever NV 40,300
8,437 Vector Group, Ltd. 74,414
Shares Common Stock (18.5%) Value
Consumer Staples (0.6%) - continued
17,768 Wal-Mart Stores, Inc. $ 2,299,179
Total 17,674,965
Energy (0.4%)
25,132 Abraxas Petroleum Corporation
h
5,077
14,248 Antero Midstream Corporation 80,786
18,171 Apache Corporation 278,925
61,882 Archrock, Inc. 412,134
23,126 BP plc ADR 509,697
256 Canadian Natural Resources, Ltd. 4,516
26,350 Centennial Resource
Development, Inc.
h
20,745
5,872 CGG SA
h
5,026
4,785 ChampionX Corporation
h
45,505
10,796 Chevron Corporation 906,216
26,495 Cimarex Energy Company 648,068
21,972 CNX Resources Corporation
h
212,030
9,852 Concho Resources, Inc. 517,624
6,270 ConocoPhillips 234,435
11,021 Continental Resources, Inc. 190,553
10,569 Core Laboratories NV 225,437
5,316 Delek US Holdings, Inc. 92,924
36,755 Devon Energy Corporation 385,560
14,331 Diamondback Energy, Inc. 571,234
11,400 Eneos Holdings, Inc. 39,975
6,606 Eni SPA 58,845
50,793 EnLink Midstream, LLC 124,443
16,133 Enterprise Products Partners, LP 283,941
7,798 EOG Resources, Inc. 365,336
26,944 EQT Corporation 391,227
18,998 Equitrans Midstream Corporation 183,331
2,152 Evolution Petroleum Corporation 5,638
14,703 Exterran Corporation
h
73,074
12,810 Exxon Mobil Corporation 539,045
21,198 Frank's International NV
h
48,331
118 Gaztransport Et Technigaz SA 10,972
17,938 Gran Tierra Energy, Inc.
h
5,202
15,734 Halliburton Company 225,468
33,555 Helmerich & Payne, Inc. 598,286
2,703 John Wood Group plc 6,719
27,299 Kosmos Energy, Ltd. 43,951
13,273 Liberty Oilfield Services, Inc. 74,992
148 Lundin Energy AB 3,452
85,018 Marathon Oil Corporation 466,749
13,987 Marathon Petroleum Corporation 534,303
1,387 Nabors Industries, Ltd. 58,823
8,917 NexTier Oilfield Solutions, Inc.
h
22,471
48,622 Nine Energy Service, Inc.
h
90,437
21,739 Oceaneering International, Inc.
h
122,173
565 OMV AG
h
17,844
1,284 ONEOK, Inc. 35,836
44,221 Patterson-UTI Energy, Inc. 171,356
4,242 PBF Energy, Inc. 36,821
2,038 PDC Energy, Inc.
h
29,062
9,863 Peabody Energy Corporation 30,773
5,881 Pioneer Natural Resources
Company 569,987
14,247 Plains GP Holdings, LP 113,121
7,169 ProPetro Holding Corporation
h
38,498
26,316 QEP Resources, Inc. 38,685
14,485 Range Resources Corporation 93,573
6,005 Royal Dutch Shell plc, Class A 87,767
9,720 Royal Dutch Shell plc, Class B 136,435
6,394 RPC, Inc.
h
18,990
8,039 Schlumberger, Ltd. 145,827
15,068 SEACOR Holdings, Inc.
h
438,177

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (18.5%) Value
Energy (0.4%) - continued
4,279 SM Energy Company $ 12,623
51,754 Southwestern Energy Company
h
125,762
18,108 Talos Energy, Inc.
h
123,315
5,675 Targa Resources Corporation 103,739
971 TC Energy Corporation 44,257
1,128 Tenaris SA ADR 13,198
3,587 Total SE 135,746
27,249 Transocean, Ltd.
h
55,588
8,594 Tullow Oil plc 2,874
3,591 Valero Energy Corporation 201,922
587 Vermilion Energy Inc 2,393
186 Washington H. Soul Pattinson and
Company, Ltd. 2,595
693 Whitecap Resources, Inc. 1,143
97 Woodside Petroleum, Ltd. 1,380
81,661 WPX Energy, Inc.
h
487,516
Total 13,040,479
Financials (2.5%)
431 1st Source Corporation 14,275
5,212 AB Industrivarden
h
128,567
12,775 Aflac, Inc. 454,407
15,665 AG Mortgage Investment Trust,
Inc. 43,705
2,400 AIA Group, Ltd. 21,641
16,803 Air Lease Corporation 440,575
1,377 Alleghany Corporation 719,235
1,449 Allianz SE 300,631
18,701 Ally Financial, Inc. 375,890
2,726 American Equity Investment Life
Holding Company 69,377
3,730 American Express Company 348,084
35,653 American Financial Group, Inc. 2,166,633
9,540 American International Group, Inc. 306,616
2,302 Ameriprise Financial, Inc. 353,656
13,125 Ameris Bancorp 302,859
2,232 Aon plc 458,051
100 Aozora Bank, Ltd. 1,600
6,174 Apollo Commercial Real Estate
Finance, Inc. 57,418
2,804 Argo Group International Holdings,
Ltd. 93,962
10,682 Arthur J. Gallagher & Company 1,148,208
4,817 Artisan Partners Asset
Management, Inc. 174,520
22,862 Associated Banc-Corp 293,548
49,642 Assured Guaranty, Ltd. 1,083,685
1,057 Baloise Holding AG 161,272
10,292 Bank Leumi Le-Israel BM 52,174
79,520 Bank of America Corporation 1,978,458
1,625 Bank of Marin Bancorp 51,041
429 Bank of Montreal 23,470
12,356 Bank of N.T. Butterfield & Son, Ltd. 321,627
494 Bank OZK 11,881
9,616 BankFinancial Corporation 70,101
4,401 BankUnited, Inc. 88,636
11,656 Banner Corporation 412,972
7,312 Berkshire Hathaway, Inc.
h
1,431,543
11,980 Berkshire Hills Bancorp, Inc. 119,321
2,356 BlackRock, Inc. 1,354,724
4,464 Blackstone Mortgage Trust, Inc. 107,448
2,642 BOK Financial Corporation 147,159
47,093 Boston Private Financial Holdings,
Inc. 277,142
31,460 Bridgewater Bancshares, Inc.
h
292,263
5,953 Brighthouse Financial, Inc.
h
168,708
Shares Common Stock (18.5%) Value
Financials (2.5%) - continued
26,289 BrightSphere Investment Group $ 353,324
4,047 Brown & Brown, Inc. 184,017
3,694 Byline Bancorp, Inc. 47,874
13,400 Capital One Financial Corporation 854,920
85 Cboe Global Markets, Inc. 7,455
4,172 Central Pacific Financial
Corporation 64,916
3,066 Charles Schwab Corporation 101,638
5,216 Chubb, Ltd. 663,684
11,393 CI Financial Corporation 156,591
2,055 Cincinnati Financial Corporation 160,146
24,307 CIT Group, Inc. 461,104
32,582 Citigroup, Inc. 1,629,426
14,534 Citizens Financial Group, Inc. 360,589
1,610 CME Group, Inc. 267,550
2,686 Cohen & Steers, Inc. 161,643
47,021 Colony Capital, Inc. 90,280
11,169 Columbia Banking System, Inc. 323,119
26,860 Comerica, Inc. 1,034,647
2,506 Commonwealth Bank of Australia 127,492
13,185 Community Trust Bancorp, Inc. 403,593
15,268 Cullen/Frost Bankers, Inc. 1,100,212
8,600 DBS Group Holdings, Ltd. 124,233
425 Deutsche Boerse AG 77,326
2,673 Deutsche Pfandbriefbank AG
h,i
16,934
366 Diamond Hill Investment Group,
Inc. 41,735
7,024 Discover Financial Services 347,196
8,622 DnB ASA
h
132,428
4,317 East West Bancorp, Inc. 149,627
4,700 Ellington Residential Mortgage
REIT 51,935
3,387 Encore Capital Group, Inc.
h
123,727
4,659 Enterprise Financial Services
Corporation 135,391
14,758 Essent Group, Ltd. 528,779
1,987 Euronext NV
i
229,534
6,614 Evercore, Inc. 365,754
127,376 Everi Holdings, Inc.
h
723,496
3,181 FBL Financial Group, Inc. 110,635
1,292 Federal Agricultural Mortgage
Corporation 76,887
3,137 Fifth Third Bancorp 62,301
9,946 Financial Institutions, Inc. 146,902
4,465 First American Financial
Corporation 227,760
422 First Bancshares, Inc. 8,402
20,713 First Busey Corporation 354,192
1,287 First Citizens BancShares, Inc. 548,095
7,836 First Financial Corporation 261,957
27,851 First Interstate BancSystem, Inc. 810,743
551 First Mid-Illinois Bancshares, Inc. 13,450
13,647 First Midwest Bancorp, Inc. 165,606
1,531 First of Long Island Corporation 22,827
6,036 First Republic Bank 678,929
16,731 FlexiGroup, Ltd. 14,921
5,791 Glacier Bancorp, Inc. 204,480
1,242 Goldman Sachs Group, Inc. 245,866
20,492 Granite Point Mortgage Trust, Inc. 139,141
15,249 Great Southern Bancorp, Inc. 550,031
11,837 Great Western Bancorp, Inc. 153,881
32 Groupe Bruxelles Lambert SA 2,776
11,726 Hamilton Lane, Inc. 847,086
23,455 Hancock Whitney Corporation 447,052
734 Hanmi Financial Corporation 6,775
10,575 Hanover Insurance Group, Inc. 1,077,381

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (18.5%) Value
Financials (2.5%) - continued
16,799 Hartford Financial Services Group,
Inc. $ 710,934
16,562 Heartland Financial USA, Inc. 517,397
51,031 Heritage Commerce Corporation 345,990
12,695 Hometrust Bancshares, Inc. 183,062
18,433 Horizon Bancorp, Inc. 186,358
3,860 Houlihan Lokey, Inc. 211,528
6,452 HSBC Holdings plc 29,052
78 IGM Financial, Inc. 1,918
16,014 Independent Bank Corporation 223,636
18,207 Interactive Brokers Group, Inc. 903,067
4,066 International Bancshares
Corporation 123,688
33,553 Israel Discount Bank, Ltd. 103,162
11,398 J.P. Morgan Chase & Company 1,101,503
377 Janus Henderson Group plc 7,876
300 Japan Exchange Group, Inc. 7,124
2,400 Japan Post Bank Company, Ltd. 17,905
400 Japan Post Holdings Company,
Ltd. 2,732
5,860 Julius Baer Group, Ltd. 257,254
11,903 Kemper Corporation 934,624
54,425 KeyCorp 653,644
279 L E Lundbergforetagen AB
h
13,106
6,351 Lakeland Bancorp, Inc. 64,653
2,200 Laurentian Bank of Canada
g
43,607
3,581 Loews Corporation 130,384
8,679 M&T Bank Corporation 919,540
1,938 Manulife Financial Corporation 25,971
487 Markel Corporation
h
508,691
87 MarketAxess Holdings, Inc. 44,953
2,298 Marsh & McLennan Companies,
Inc. 267,947
2,254 Mercantile Bank Corporation 47,988
19,789 Meridian Bancorp, Inc. 225,694
11,112 MetLife, Inc. 420,589
21,488 MidWestOne Financial Group, Inc. 388,503
4,800 Mitsubishi UFJ Financial Group,
Inc. 17,987
749 Mizrahi Tefahot Bank, Ltd. 15,699
17,717 Morgan Stanley 866,007
376 Morningstar, Inc. 63,183
9,610 Mr. Cooper Group, Inc.
h
156,931
300 MS and AD Insurance Group
Holdings, Inc. 7,538
3,719 MSCI, Inc. 1,398,270
1,306 National Bank of Canada 61,661
223 National Western Life Group, Inc. 43,438
774 NBT Bancorp, Inc. 23,057
9,778 Northern Trust Corporation 766,106
2,393 Northwest Bancshares, Inc. 23,571
115 OFG Bancorp 1,504
3,288 Old Republic International
Corporation 52,838
8,475 Old Second Bancorp, Inc. 70,512
394 Onex Corporation 17,514
100 ORIX Corporation 1,082
5,401 PacWest Bancorp 98,703
671 Paragon Banking Group plc 2,751
595 Pargesa Holding SA 47,209
221 Park National Corporation 18,953
616 Peapack-Gladstone Financial
Corporation 10,028
2,770 Peoples Bancorp, Inc. 55,594
45,491 Popular, Inc. 1,688,171
1,995 Power Corporation of Canada 35,403
Shares Common Stock (18.5%) Value
Financials (2.5%) - continued
18,351 Premier Financial Corporation $ 324,446
5,351 Primerica, Inc. 640,301
21,397 Prosight Global, Inc.
h
168,180
1,136 Provident Financial Services, Inc. 15,506
10,777 QCR Holdings, Inc. 322,017
30,579 Radian Group, Inc. 456,239
23,223 Raymond James Financial, Inc. 1,613,534
25,627 Redwood Trust, Inc. 182,721
12,067 Reinsurance Group of America,
Inc. 1,028,712
4,804 Renasant Corporation 111,597
1,210 Royal Bank of Canada 83,470
428 S&P Global, Inc. 149,907
1,316 Safety Insurance Group, Inc. 99,582
1,210 Sandy Spring Bancorp, Inc. 27,975
15,581 Santander Consumer USA
Holdings, Inc. 286,067
33,788 Seacoast Banking Corporation of
Florida
h
637,917
22,070 SEI Investments Company 1,154,923
4,457 Selective Insurance Group, Inc. 242,193
800 Senshu Ikeda Holdings, Inc. 1,178
135 Signature Bank 13,842
1,700 Singapore Exchange, Ltd. 10,141
8,804 SLM Corporation 59,603
14,903 Starwood Property Trust, Inc. 222,800
4,804 State Auto Financial Corporation 74,510
4,397 Sun Life Financial, Inc. 171,389
5,856 SVB Financial Group
h
1,313,325
410 Swiss Life Holding AG 149,831
62,323 Synovus Financial Corporation 1,255,808
9,179 T. Rowe Price Group, Inc. 1,267,620
1,305 TCF Financial Corporation 35,874
3,672 Territorial Bancorp, Inc. 80,674
5,732 Texas Capital Bancshares, Inc.
h
190,417
7,017 TMX Group, Ltd. 717,285
800 Tokio Marine Holdings, Inc. 33,780
277 Topdanmark AS 11,846
249 Torchmark Corporation 19,820
7,678 Toronto-Dominion Bank 339,748
15,925 TPG RE Finance Trust, Inc. 138,229
7,806 TriCo Bancshares 218,568
18,447 Triumph Bancorp, Inc.
h
483,311
14,170 Truist Financial Corporation 530,808
24,765 TrustCo Bank Corporation 143,389
16,291 Two Harbors Investment
Corporation 88,460
1,135 Univest Financial Corporation 17,354
1,438 Walker & Dunlop, Inc. 72,490
6,023 Washington Trust Bancorp, Inc. 200,807
27,891 Webster Financial Corporation 760,588
41,063 Wells Fargo & Company 996,188
4,236 WesBanco, Inc. 84,000
33,842 Western Alliance Bancorp 1,216,620
28,587 Western Asset Mortgage Capital
Corporation 60,319
536 Westwood Holdings Group, Inc. 6,089
27,323 Wintrust Financial Corporation 1,169,424
33,806 Zions Bancorporations NA 1,097,681
Total 71,174,367
Health Care (3.1%)
12,972 Abbott Laboratories 1,305,502
2,594 AbbVie, Inc. 246,197
1,516 Acadia Healthcare Company, Inc.
h
45,192
36,563 ACADIA Pharmaceuticals, Inc.
h
1,519,924

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (18.5%) Value
Health Care (3.1%) - continued
1,048 Acceleron Pharma, Inc.
h
$ 103,930
16,241 ADMA Biologics, Inc.
h
57,980
3,467 Adverum Biotechnologies, Inc.
h
58,142
9,094 Agile Therapeutics, Inc.
h
22,735
8,560 Agilent Technologies, Inc. 824,585
16,481 Agios Pharmaceuticals, Inc.
h
746,919
4,693 Akebia Therapeutics, Inc.
h
52,421
2,513 Alexion Pharmaceuticals, Inc.
h
257,557
2,436 Align Technology, Inc.
h
715,746
3,477 Alkermes plc
h
62,621
2,988 AmerisourceBergen Corporation 299,368
6,663 Amgen, Inc. 1,630,236
9,377 AMN Healthcare Services, Inc.
h
515,172
7,154 AnaptysBio, Inc.
h
128,486
6,446 Anavex Life Sciences Corporation
h
27,202
2,168 Anthem, Inc. 593,598
3,740 Arena Pharmaceuticals, Inc.
h
229,599
3,378 Argenx SE ADR
h
777,379
2,079 Assembly Biosciences, Inc.
h
46,154
1,500 Astellas Pharmaceutical, Inc. 23,397
4,444 Atara Biotherapeutics, Inc.
h
55,061
1,849 Athenex, Inc.
h
19,618
203 Atrion Corporation 125,880
1,196 AVROBIO, Inc.
h
20,272
20,157 Axonics Modulation Technologies,
Inc.
g,h
853,851
1,004 Axsome Therapeutics, Inc.
h
71,615
12,002 Bausch Health Companies, Inc.
h
219,277
5,288 Baxter International, Inc. 456,777
2,582 Becton, Dickinson and Company 726,420
1,971 Biogen, Inc.
h
541,414
10,026 Biohaven Pharmaceutical Holding
Company, Ltd.
h
642,065
1,296 Bio-Rad Laboratories, Inc.
h
680,257
8,477 Bio-Techne Corporation 2,332,531
2,642 Bluebird Bio, Inc.
h
160,369
684 Blueprint Medicines Corporation
h
50,055
1,659 Bruker Corporation 74,025
3,135 Cantel Medical Corporation 148,129
40,188 Catalent, Inc.
h
3,510,020
12,370 Centene Corporation
h
807,142
3,512 Cerner Corporation 243,908
4,013 Charles River Laboratories
International, Inc.
h
798,547
1,463 Chemed Corporation 720,074
1,600 Chugai Pharmaceutical Company,
Ltd. 72,239
4,437 Cigna Holding Company 766,226
5,213 Clovis Oncology, Inc.
h
30,183
6,364 Community Health Systems, Inc.
h
31,693
13,981 CryoLife, Inc.
h
271,371
1,117 CSL, Ltd. 217,259
10,018 CVS Health Corporation 630,533
4,117 CytomX Therapeutics, Inc.
h
28,860
700 Daiichi Sankyo Company, Ltd. 61,941
2,817 Danaher Corporation 574,105
1,113 Deciphera Pharmaceuticals, Inc.
h
51,610
5,044 Dexcom, Inc.
h
2,196,864
11,118 Dynavax Technologies
Corporation
h
90,167
6,399 Edwards Lifesciences Corporation
h
501,746
200 Eisai Company, Ltd. 16,141
4,334 Eli Lilly and Company 651,357
2,478 Encompass Health Corporation 168,702
6,148 Gilead Sciences, Inc. 427,470
16,349 GlaxoSmithKline plc 325,678
Shares Common Stock (18.5%) Value
Health Care (3.1%) - continued
11,407 GlaxoSmithKline plc ADR $ 459,930
6,955 Global Blood Therapeutics, Inc.
h
469,323
786 Grifols SA 22,901
29,192 Guardant Health, Inc.
h
2,486,575
8,637 Haemonetics Corporation
h
757,119
32,403 Halozyme Therapeutics, Inc.
h
881,038
4,270 HCA Healthcare, Inc. 540,753
1,963 HealthStream, Inc.
h
43,098
9,111 Hill-Rom Holdings, Inc. 885,771
278 Humana, Inc. 109,101
51 ICU Medical, Inc.
h
9,370
321 IDEXX Laboratories, Inc.
h
127,678
16,344 ImmunoGen, Inc.
h
67,174
7,682 Immunomedics, Inc.
h
324,411
1,329 Incyte Corporation
h
131,252
3,015 Insmed, Inc.
h
78,752
10,017 Inspire Medical Systems, Inc.
h
995,289
6,805 Insulet Corporation
h
1,383,865
1,458 Intuitive Surgical, Inc.
h
999,372
2,736 Invitae Corporation
h
79,891
4,148 Iovance Biotherapeutics, Inc.
h
120,582
5,693 IQVIA Holding, Inc.
h
901,714
2,477 Jazz Pharmaceuticals, Inc.
h
268,135
26,610 Johnson & Johnson 3,878,674
9,389 Kadmon Holdings, Inc.
h
34,364
300 KYORIN Holdings, Inc. 5,450
1,982 Laboratory Corporation of America
Holdings
h
382,367
24,752 LHC Group, Inc.
h
4,829,363
3,124 Ligand Pharmaceuticals, Inc.
g,h
366,070
117 LNA Sante 7,060
500 M3, Inc. 25,676
4,417 MacroGenics, Inc.
h
112,192
380 Masimo Corporation
h
83,646
25,768 Medtronic plc 2,486,097
24,861 Merck & Company, Inc. 1,994,847
2,727 Mersana Therapeutics, Inc.
h
54,213
1,555 Mesa Laboratories, Inc. 368,442
945 Mettler-Toledo International, Inc.
h
883,575
430 Mirati Therapeutics, Inc.
h
52,163
3,973 Molina Healthcare, Inc.
h
733,813
1,135 Momenta Pharmaceuticals, Inc.
h
33,471
7,279 MyoKardia, Inc.
h
656,056
4,796 Myovant Sciences, Ltd.
h
72,899
16,650 Natera, Inc.
h
799,533
8,306 National Healthcare Corporation 492,712
4,920 Nektar Therapeutics
h
109,027
812 Neogen Corporation
h
62,337
4,554 Neurocrine Biosciences, Inc.
h
548,119
15,887 Nevro Corporation
h
2,112,336
5,381 Novartis AG 443,218
4,179 Novo Nordisk AS 274,195
1,079 Novo Nordisk AS ADR 70,491
1,000 Olympus Corporation 17,986
53,441 Optinose, Inc.
h
272,282
3,246 Orthifix Medical, Inc.
h
99,685
1,595 PerkinElmer, Inc. 189,661
833 Pfizer, Inc. 32,054
14,495 PRA Health Sciences, Inc.
h
1,544,587
3,908 Precision BioSciences, Inc.
h
24,855
2,646 Quest Diagnostics, Inc. 336,227
1,205 Reata Pharmaceuticals, Inc.
h
177,979
2,095 Recordati SPA 112,523
5,797 Repligen Corporation
h
874,825
386 Replimune Group, Inc.
h
7,708

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (18.5%) Value
Health Care (3.1%) - continued
1,488 Roche Holding AG $ 515,379
3,244 Sage Therapeutics, Inc.
h
147,829
3,046 Sarepta Therapeutics, Inc.
h
467,622
5 Siegfried Holding AG 2,612
20,135 Silk Road Medical, Inc.
h
935,472
420 Sonova Holding AG
h
94,964
9,241 Spectrum Pharmaceuticals, Inc.
h
27,631
1,269 STERIS plc 202,570
5,977 Stryker Corporation 1,155,354
501 Surmodics, Inc.
h
23,692
11,816 Syneos Health, Inc.
h
737,200
25,044 Tactile Systems Technology, Inc.
h
1,026,303
1,700 Takeda Pharmaceutical Company,
Ltd. 61,654
59 Tecan Group AG 24,744
5,219 Teleflex, Inc. 1,947,209
6,001 Tenet Healthcare Corporation
h
158,666
400 Terumo Corporation 15,132
4,874 Thermo Fisher Scientific, Inc. 2,017,592
4,159 Tilray, Inc.
h
30,693
200 Tsumura & Company 4,984
1,544 U.S. Physical Therapy, Inc. 128,245
1,667 uniQure B.V.
h
69,564
1,385 United Therapeutics Corporation
h
154,386
7,232 UnitedHealth Group, Inc. 2,189,705
2,808 Universal Health Services, Inc. 308,599
6,736 Varian Medical Systems, Inc.
h
961,362
18,851 VBI Vaccines, Inc.
h
76,724
11,609 Veeva Systems, Inc.
h
3,071,393
977 Vertex Pharmaceuticals, Inc.
h
265,744
1,299 Viking Therapeutics, Inc.
h
9,119
1,379 Waters Corporation
h
293,934
418 West Pharmaceutical Services,
Inc. 112,388
2,032 Zimmer Biomet Holdings, Inc. 274,036
15,600 Zoetis, Inc. 2,366,208
Total 88,346,075
Industrials (2.7%)
1,481 3M Company 222,846
18,776 A.O. Smith Corporation 903,877
1,694 Aalberts NV 60,497
455 Acuity Brands, Inc. 45,090
3,321 AECOM
h
120,187
5,314 Aegion Corporation
h
81,942
17,303 Aerojet Rocketdyne Holdings, Inc.
h
713,749
15,414 AGCO Corporation 1,011,621
8,567 Allegion plc 852,074
46,966 Altra Industrial Motion Corporation 1,607,646
27 AMERCO 8,579
8,044 American Airlines Group, Inc. 89,449
21,181 AMETEK, Inc. 1,975,128
3,534 Arcosa, Inc. 149,205
32,953 ASGN, Inc.
h
2,255,962
3,940 Assa Abloy AB 86,980
4,209 Atlas Copco AB, Class A 186,844
1,749 Atlas Copco AB, Class B 67,691
2,608 Avis Budget Group, Inc.
h
67,547
22,069 AZZ, Inc. 696,939
2,298 Bloom Energy Corporation
h
27,944
3,010 Boeing Company 475,580
15,929 BWX Technologies, Inc. 868,449
4,054 Carlisle Companies, Inc. 482,750
22,867 Carrier Global Corporation 622,897
10,024 Casella Waste Systems, Inc.
h
555,430
4,903 Caterpillar, Inc. 651,511
Shares Common Stock (18.5%) Value
Industrials (2.7%) - continued
30,777 CBIZ, Inc.
h
$ 744,188
12,571 Chart Industries, Inc.
h
861,491
784 CIA De Distribucion Integral 14,638
8,419 Copart, Inc.
h
785,072
5,156 Cornerstone Building Brands, Inc.
h
29,235
3,503 CRA International, Inc. 146,320
20,028 Crane Company 1,132,984
12,622 CSW Industrials, Inc. 843,023
5,373 CSX Corporation 383,310
23,113 Curtiss-Wright Corporation 2,059,831
100 Daikin Industries, Ltd. 17,595
201 Dart Group plc 1,694
15,223 Delta Air Lines, Inc. 380,118
3,672 Douglas Dynamics, Inc. 129,805
22,935 EMCOR Group, Inc. 1,571,048
16,902 Emerson Electric Company 1,048,093
3,906 Encore Wire Corporation 196,042
6,391 Expeditors International of
Washington, Inc. 540,103
15,128 Fluor Corporation 154,154
15,169 Forrester Research, Inc.
h
532,584
12,224 FuelCell Energy, Inc.
h
27,260
189 Geberit AG 104,312
4,419 Generac Holdings, Inc.
h
696,346
11,894 General Dynamics Corporation 1,745,326
6,120 Gorman-Rupp Company 185,191
600 GS Yuasa Corporation 9,330
9,473 GWA Group, Ltd. 19,257
800 Hanwa Company, Ltd. 14,216
3,433 Heico Corporation 329,980
10,189 Helios Technologies, Inc. 385,450
200 Hino Motors, Ltd. 1,153
10,131 Honeywell International, Inc. 1,513,267
8,167 Hubbell, Inc. 1,102,300
1,708 Huntington Ingalls Industries, Inc. 296,697
2,870 ICF International, Inc. 194,041
17,356 IDEX Corporation 2,860,616
2,153 Illinois Tool Works, Inc. 398,283
2,300 Inaba Denki Sangyo Company,
Ltd. 52,624
4,194 Ingersoll - Rand, Inc.
h
132,488
5,390 John Bean Technologies
Corporation 505,366
22,021 Johnson Controls International plc 847,368
300 Kamigumi Company, Ltd. 5,475
3,120 Kansas City Southern 536,172
3,000 Kinden Corporation 46,503
2,095 Koninklijke Philips NV
h
108,251
215 Landstar System, Inc. 26,183
3,154 Legrand SA 243,276
1,601 Lennox International, Inc. 429,292
30,365 Lincoln Electric Holdings, Inc. 2,744,692
820 Linde Public Limited Company 200,990
2,045 Lockheed Martin Corporation 774,994
8,756 Manpower, Inc. 602,325
9,000 Marubeni Corporation 41,435
2,250 Masonite International
Corporation
h
189,788
41,475 McDermott International, Ltd.
h
147,236
4,564 Mercury Systems, Inc.
h
353,391
74,369 Meritor, Inc.
h
1,691,895
13,428 Middleby Corporation
h
1,115,330
5,800 Mitsubishi Corporation 116,869
900 Mitsuboshi Belting, Ltd. 14,896
9,400 Mitsui & Company, Ltd. 140,531

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (18.5%) Value
Industrials (2.7%) - continued
4,408 MSC Industrial Direct Company,
Inc. $ 290,972
2,972 NAPCO Security Technologies,
Inc.
h
78,401
3,003 National Express Group plc 5,975
100 Nidec Corporation 7,944
3,200 Nitto Kogyo Corporation 52,058
1,629 Nobina AB
h,i
10,261
2,701 Nordson Corporation 522,995
488 Norfolk Southern Corporation 93,798
496 Northrop Grumman Corporation 161,205
10,566 Old Dominion Freight Line, Inc. 1,931,676
5,214 Otis Worldwide Corporation 327,126
4,930 PageGroup plc 22,572
7,456 Parker-Hannifin Corporation 1,334,028
17,593 Primoris Services Corporation 282,016
6,665 Quad/Graphics, Inc. 20,728
18,614 Raven Industries, Inc. 402,249
10,427 Raytheon Technologies
Corporation 591,002
1,200 Recruit Holdings Company, Ltd. 37,435
1,208 Redde Northgate plc 2,598
9,484 Regal-Beloit Corporation 872,243
9,965 RELX plc 209,785
777 Republic Services, Inc. 67,793
33,345 Ritchie Brothers Auctioneers, Inc. 1,543,207
5,765 Rockwell Automation, Inc. 1,257,577
4,066 Roper Industries, Inc. 1,758,342
4,919 Ryder System, Inc. 180,183
10,547 Saia, Inc.
h
1,259,839
2,333 Sandvik AB
h
43,600
100 Sanwa Holdings Corporation 857
2,220 Schneider Electric SE 254,554
951 SEEK, Ltd. 14,627
3,198 Signify NV
h,i
95,951
5,485 Simpson Manufacturing Company,
Inc. 529,632
4,304 SiteOne Landscape Supply, Inc.
h
551,041
3,825 SKF AB 70,812
36,500 Sojitz Corporation 76,565
42,818 Southwest Airlines Company 1,322,648
1,833 SP Plus Corporation
h
29,126
523 Spirax-Sarco Engineering plc 69,891
4,525 Spirit Aerosystems Holdings, Inc. 88,554
2,065 Spirit Airlines, Inc.
h
32,648
1,840 SPX FLOW, Inc.
h
73,747
18,293 Standex International Corporation 979,590
38 Stantec, Inc. 1,223
6,600 Sumitomo Corporation 73,324
30,001 Summit Materials, Inc.
h
441,615
300 Taikisha, Ltd. 8,432
2,685 Teledyne Technologies, Inc.
h
823,490
3,173 Thermon Group Holdings, Inc.
h
42,994
900 Toppan Forms Company, Ltd. 8,500
6,867 Toro Company 489,960
884 Transcontinental, Inc. 10,190
10,816 Trex Company, Inc.
h
1,506,993
27,446 TriMas Corporation
h
642,236
800 Tsubakimoto Chain Company 18,777
2,790 UniFirst Corporation 520,279
5,386 Union Pacific Corporation 933,663
6,690 United Airlines Holdings, Inc.
h
209,932
18,599 United Rentals, Inc.
h
2,889,727
11,331 Valmont Industries, Inc. 1,373,317
7,115 Verisk Analytics, Inc. 1,342,672
713 Vinci SA 61,365
Shares Common Stock (18.5%) Value
Industrials (2.7%) - continued
4,174 Waste Connections, Inc. $ 427,292
2,831 Watsco, Inc. 668,314
27,168 Willdan Group, Inc.
h
669,963
4,370 XPO Logistics, Inc.
h
327,837
500 Yuasa Trading Company, Ltd. 13,369
Total 78,473,452
Information Technology (4.1%)
8,002 Accenture plc 1,798,690
2,660 Adobe, Inc.
h
1,181,891
4,460 ADTRAN, Inc. 55,393
4,443 Advanced Energy Industries, Inc.
h
326,872
7,407 Advanced Micro Devices, Inc.
h
573,524
300 Advantest Corporation 16,380
13,424 Agilysys, Inc.
h
281,367
8,264 Akamai Technologies, Inc.
h
929,204
7,956 Alliance Data Systems Corporation 352,928
5,085 Alteryx, Inc.
h
892,367
935 Amadeus IT Holding SA 46,690
2,586 American Software, Inc. 42,591
29,412 Amphenol Corporation 3,110,613
1,086 Analog Devices, Inc. 124,727
26,413 Anaplan, Inc.
h
1,199,414
3,869 ANSYS, Inc.
h
1,201,711
20,243 Apple, Inc. 8,604,085
71 ASM International NV 10,861
654 ASML Holding NV 232,522
2,649 Aspen Technology, Inc.
h
257,642
5,653 Atlassian Corporation plc
h
998,602
9,733 Automatic Data Processing, Inc. 1,293,613
8,910 Avalara, Inc.
h
1,197,950
5,027 Avnet, Inc. 134,321
9,804 Bandwidth, Inc.
g,h
1,419,423
1,405 BE Semiconductor Industries NV 62,820
16,695 Benchmark Electronics, Inc. 339,910
14,980 Blackline, Inc.
h
1,331,872
51 Broadcom, Ltd. 16,154
4,688 Broadridge Financial Solutions,
Inc. 629,786
1,273 CACI International, Inc.
h
264,555
1,300 Canon, Inc. 20,920
115 Capgemini SA 14,915
22,402 CDK Global, Inc. 1,018,395
3,360 CDW Corporation 390,600
565 CEVA, Inc.
h
22,713
3,753 CGI, Inc.
h
268,057
33,005 Change Healthcare, Inc.
h
384,838
14,963 Ciena Corporation
h
890,448
67,182 Cisco Systems, Inc. 3,164,272
7,976 Cognex Corporation 533,355
8,637 CommScope Holding Company,
Inc.
h
80,151
100 Computer Engineering &
Consulting, Ltd. 1,437
9,458 Computer Services, Inc. 541,471
4,877 Computershare, Ltd. 46,677
9,488 Coupa Software, Inc.
h
2,907,598
5,212 Cree, Inc.
h
359,211
11,086 CTS Corporation 220,168
12,583 Descartes Systems Group, Inc.
h
708,800
347 Dialog Semiconductor plc
h
16,266
11,048 DocuSign, Inc.
h
2,395,538
36,985 Dolby Laboratories, Inc. 2,574,156
1,778 Domo, Inc.
h
57,216
15,797 Dropbox, Inc.
h
359,382
3,391 DSP Group, Inc.
h
50,356

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (18.5%) Value
Information Technology (4.1%) - continued
100 DTS Corporation $ 1,914
22,842 Elastic NV
h
2,197,172
8,284 Endava plc ADR
h
427,869
1,907 EPAM Systems, Inc.
h
553,183
5,198 ePlus, Inc.
h
387,459
17,066 Euronet Worldwide, Inc.
h
1,640,725
28,526 Eventbrite, Inc.
g,h
243,042
8,514 ExlService Holdings, Inc.
h
545,407
2,015 eXp World Holdings, Inc.
h
40,038
2,805 F5 Networks, Inc.
h
381,200
911 Fair Isaac Corporation
h
400,102
11,038 Five9, Inc.
h
1,333,611
1,103 FLIR Systems, Inc. 45,951
1,100 Fuji Soft, Inc. 49,627
100 Fujitsu, Ltd. 13,390
2,327 Gartner, Inc.
h
290,037
11,423 Global Payments, Inc. 2,033,522
12,855 Guidewire Software, Inc.
h
1,512,519
8,493 Halma plc 241,234
13,313 Health Catalyst, Inc.
g,h
464,624
600 Hitachi, Ltd. 17,972
500 Hoya Corporation 49,310
4,589 II-VI, Inc.
h
232,754
5,072 Inphi Corporation
h
662,708
13,430 Intel Corporation 641,014
2,302 InterDigital, Inc. 138,166
2,921 International Business Machines
Corporation 359,108
3,731 Intuit, Inc. 1,143,066
200 ITOCHU Techno-Solutions
Corporation 8,123
2,130 Jack Henry & Associates, Inc. 379,779
100 Japan Material Company, Ltd. 1,522
11,353 Juniper Networks, Inc. 288,139
200 Keyence Corporation 84,337
2,186 KLA-Tencor Corporation 436,828
3,878 Lam Research Corporation 1,462,626
200 Lasertec Corporation 17,659
34,036 Lattice Semiconductor
Corporation
h
1,058,179
3,196 Littelfuse, Inc. 567,769
19,709 Lumentum Holdings, Inc.
h
1,829,586
4,219 ManTech International Corporation 293,558
8,115 MasterCard, Inc. 2,503,721
25,709 Medallia, Inc.
h
790,038
4,828 Methode Electronics, Inc. 136,150
40,064 Microsoft Corporation 8,213,521
5,847 MicroStrategy, Inc.
h
724,560
16,541 MKS Instruments, Inc. 2,107,985
5,982 MoneyGram International, Inc.
h
20,817
19,117 Monolithic Power Systems, Inc. 5,066,196
4,620 Motorola Solutions, Inc. 645,876
10,567 MTS Systems Corporation 196,018
200 Murata Manufacturing Company,
Ltd. 12,846
20,317 National Instruments Corporation 721,254
3,700 NEC Networks & System
Integration Corporation 78,603
239 NetApp, Inc. 10,588
6,573 Nice, Ltd. ADR
g,h
1,349,043
8,226 Nova Measuring Instruments, Ltd.
h
422,816
4,344 Novanta, Inc.
h
450,386
200 NS Solutions Corporation 5,267
200 NSD Company, Ltd. 3,637
100 NTT Data Corporation 1,137
39,691 Nuance Communications, Inc.
h
1,085,549
Shares Common Stock (18.5%) Value
Information Technology (4.1%) - continued
1,764 NVIDIA Corporation $ 748,977
18,375 Oracle Corporation 1,018,894
200 Oracle Corporation Japan 24,092
200 Otsuka Corporation 10,428
5,909 Palo Alto Networks, Inc.
h
1,512,231
3,326 Paychex, Inc. 239,206
2,492 PayPal Holdings, Inc.
h
488,606
5,444 Plexus Corporation
h
404,435
3,531 Progress Software Corporation 123,091
4,437 Proofpoint, Inc.
h
513,228
8,460 Q2 Holdings, Inc.
h
795,663
5,328 QAD, Inc. 210,509
5,688 QUALCOMM, Inc. 600,710
930 Qualys, Inc.
h
114,836
5,488 Rogers Corporation
h
654,115
500 Ryoyo Electro Corporation 13,924
510 Sage Group plc 4,840
51,151 SailPoint Technologies Holdings,
Inc.
h
1,611,257
551 Salesforce.com, Inc.
h
107,362
606 Samsung Electronics Company,
Ltd. GDR 734,892
115 SAP SE 18,153
7,420 ScanSource, Inc.
h
170,289
2,163 Semtech Corporation
h
120,544
6,655 ServiceNow, Inc.
h
2,922,876
3,202 Silicon Laboratories, Inc.
h
321,833
225 Skyworks Solutions, Inc. 32,756
1,306 Square, Inc.
h
169,584
43,630 STMicroelectronics NV ADR
g
1,219,022
11,083 Synopsys, Inc.
h
2,207,955
3,847 TE Connectivity, Ltd. 342,652
202 Technology One, Ltd. 1,212
6,534 Teradyne, Inc. 581,265
20,240 Texas Instruments, Inc. 2,581,612
300 TIS, Inc. 6,425
300 Tokyo Electron, Ltd. 83,015
163 Tyler Technologies, Inc.
h
58,232
4,186 VeriSign, Inc.
h
886,092
12,672 Virtusa Corporation
h
514,483
6,051 Visa, Inc. 1,152,110
2,230 VMware, Inc.
g,h
312,668
4,916 WEX, Inc.
h
778,547
9,223 Zscaler, Inc.
h
1,197,607
Total 118,586,483
Materials (0.7%)
4,363 AdvanSix, Inc.
h
54,319
169 Air Liquide SA 27,797
2,700 Air Water, Inc. 35,007
1,197 Anglo American plc 28,977
6,768 AptarGroup, Inc. 779,674
3,332 Avery Dennison Corporation 377,649
15,910 Axalta Coating Systems, Ltd.
h
353,202
382 Balchem Corporation 38,299
6,437 Ball Corporation 473,956
251 Barrick Gold Corporation 7,254
1,304 BHP Group, Ltd. 34,333
9,346 Boise Cascade Company 435,430
4,175 Cabot Corporation 152,304
1,525 Celanese Corporation 148,230
1,184 Centamin plc 3,169
16,629 CF Industries Holdings, Inc. 520,987
14,892 Chemours Company 275,949
29 Christian Hansen Holding AS 3,309
953 Croda International plc 71,127

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (18.5%) Value
Materials (0.7%) - continued
25,239 Eastman Chemical Company $ 1,883,587
5,053 Ecolab, Inc. 945,315
40,217 Element Solutions, Inc.
h
436,757
39 EMS-CHEMIE Holding AG 33,679
94 Eramet SA
h
2,560
18,780 Ferroglobe Representation &
Warranty Insurance Trust
c,h
2
16 Givaudan SA 66,268
3,087 Granges AB
h
24,935
3,061 Hecla Mining Company 16,897
4,786 Hexpol AB
h
31,844
3,145 Hochschild Mining plc 11,144
342 Holmen AB 11,787
5,586 IAMGOLD Corporation
h
27,818
133 IMCD NV 13,753
3,395 Ingevity Corporation
h
198,540
10,699 Innospec, Inc. 804,244
92,348 Ivanhoe Mines, Ltd.
h
325,419
12,483 Kaiser Aluminum Corporation 773,322
1,704 Koninklijke DSM NV 260,825
3,109 Kraton Performance Polymers,
Inc.
h
40,883
2,500 Kyoei Steel, Ltd. 29,725
300 Lintec Corporation 7,000
68,956 Louisiana-Pacific Corporation 2,183,836
241 MAG Silver Corporation
h
4,072
7,593 Martin Marietta Materials, Inc. 1,573,118
7,671 Materion Corporation 440,469
5,958 Minerals Technologies, Inc. 279,311
19,472 Myers Industries, Inc. 293,248
9,745 Neenah, Inc. 434,724
4,900 Nippon Steel Corporation 40,177
888 Northern Star Resources, Ltd. 10,079
201 Novozymes AS 12,024
11,924 Nucor Corporation 500,212
6,158 Olin Corporation 69,216
2,335 Olympic Steel, Inc. 24,704
214 Osisko Gold Royalties, Ltd. 2,508
3,815 PPG Industries, Inc. 410,685
5,186 Quaker Chemical Corporation 1,006,084
1,665 Ramelius Resources, Ltd. 2,632
2,470 Reliance Steel & Aluminum
Company 242,702
730 Rio Tinto plc 44,437
785 Rio Tinto, Ltd. 57,453
2,375 RPM International, Inc. 193,776
9,440 Ryerson Holding Corporation
h
53,147
7,026 Sandfire Resources, Ltd. 23,879
4,494 Sensient Technologies Corporation 234,632
1,248 Sherwin-Williams Company 808,604
100 Shin-Etsu Chemical Company, Ltd. 11,704
498 Sika AG 109,427
2,952 Silver Lake Resources, Ltd.
h
5,284
27,023 Steel Dynamics, Inc. 740,700
6,800 Sumitomo Chemical Company,
Ltd. 19,622
623 Symrise AG 77,882
400 Taiyo Holdings Company, Ltd. 18,897
1,800 Toagosei Company, Ltd. 17,161
12,600 Toray Industries, Inc. 54,540
1,200 Ube Industries, Ltd. 19,599
6,131 UFP Technologies, Inc.
h
264,491
5,294 United States Lime & Minerals, Inc. 477,572
5,467 United States Steel Corporation 36,410
3,127 UPM-Kymmene Oyj 83,471
7,113 Verso Corporation 86,850
Shares Common Stock (18.5%) Value
Materials (0.7%) - continued
1,603 W. R. Grace & Company $ 73,946
1,303 Worthington Industries, Inc. 48,758
Total 20,859,319
Real Estate (1.2%)
33,379 Agree Realty Corporation 2,235,392
2,523 Alexandria Real Estate Equities,
Inc. 447,959
1,598 Allied Properties REIT 47,852
1,683 Alstria Office REIT AG
h
25,158
19,342 American Campus Communities,
Inc. 689,349
522 American Tower Corporation 136,445
13,957 Apartment Investment &
Management Company 541,811
8,945 Armada Hoffler Properties, Inc. 86,230
30,484 Ascendas REIT 78,907
4,000 Ascott Trust 2,626
2,558 Ashford Hospitality Trust, Inc. 10,027
2,262 AvalonBay Communities, Inc. 346,357
383 BBX Capital Corporation 5,331
196 Bluerock Residential Growth REIT,
Inc. 1,419
17,684 Camden Property Trust 1,605,884
9,197 CareTrust REIT, Inc. 165,730
2,201 Castellum AB 47,336
32,168 CBL & Associates Properties, Inc.
h
5,880
33,211 CBRE Group, Inc.
h
1,454,974
29,320 Cedar Realty Trust, Inc. 23,852
1,525 Choice Properties REIT 14,436
5,403 City Office REIT, Inc. 46,736
58 Cofinimmo SA 8,279
6,872 Colliers International Group, Inc. 371,157
6,063 Colony Credit Real Estate, Inc. 38,197
3,349 Columbia Property Trust, Inc. 40,054
384 Community Healthcare Trust, Inc. 17,560
4,549 Corepoint Lodging, Inc. 25,429
4,086 CoreSite Realty Corporation 527,298
2,637 CoStar Group, Inc.
h
2,240,817
1,749 CyrusOne, Inc. 145,902
800 Daito Trust Construction Company,
Ltd. 62,738
2,017 Digital Realty Trust, Inc. 323,809
8,424 Diversified Healthcare Trust 32,811
7,535 Douglas Emmett, Inc. 219,570
10,400 Duke Realty Corporation 417,976
1,385 Easterly Government Properties,
Inc. 33,863
2,857 EastGroup Properties, Inc. 379,010
613 Entra ASA
i
8,654
5,357 EPR Properties 153,371
5,352 Equity Lifestyle Properties, Inc. 365,649
14,426 Equity Residential 773,666
40,141 Essential Properties Realty Trust,
Inc. 646,270
3,322 Essex Property Trust, Inc. 733,298
6,019 Farmland Partners, Inc. 41,591
40,439 First Industrial Realty Trust, Inc. 1,776,081
6,212 FirstService Corporation 742,645
12,168 Four Corners Property Trust, Inc. 306,634
2,972 Franklin Street Properties
Corporation 15,603
1 Fukuoka REIT Corporation 1,161
9,900 Gaming and Leisure Properties,
Inc. 358,479
9,514 Getty Realty Corporation 281,900

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (18.5%) Value
Real Estate (1.2%) - continued
3,937 Gladstone Commercial
Corporation $ 71,653
2,337 Granite REIT 135,916
1 Hankyu REIT, Inc. 1,077
9,862 Healthcare Realty Trust, Inc. 288,957
11,997 Healthcare Trust of America, Inc. 331,237
35,557 Host Hotels & Resorts, Inc. 383,304
3,062 Hudson Pacific Properties, Inc. 72,171
3,000 Hysan Development Company,
Ltd. 8,288
6,103 Industrial Logistics Properties Trust 128,834
2,708 Innovative Industrial Properties,
Inc. 282,255
2,742 Investors Real Estate Trust 198,247
51 Japan Hotel REIT Investment
Corporation 18,500
2,803 Jones Lang LaSalle, Inc. 277,245
29,823 Kilroy Realty Corporation 1,737,786
420 Kungsleden AB 3,397
3,421 Lamar Advertising Company 224,862
9 LEG Immobilien AG 1,255
8,800 Lexington Realty Trust 102,080
8,000 Mapletree Commercial Trust 10,772
47,214 Medical Properties Trust, Inc. 950,418
1,727 MGM Growth Properties LLC 47,216
2 Mori Trust Sogo REIT, Inc. 2,334
1,212 National Health Investors, Inc. 75,144
17,307 National Retail Properties, Inc. 613,533
60,903 National Storage Affiliates Trust 1,877,030
32,001 New Residential Investment
Corporation 253,768
9,436 New Senior Investment Group, Inc. 32,082
9,093 NexPoint Residential Trust, Inc. 347,625
4 Nomura Real Estate Master Fund,
Inc. 4,961
5,592 Omega Healthcare Investors, Inc. 181,069
3,993 One Liberty Properties, Inc. 67,761
4,865 Physicians Realty Trust 87,765
1,680 Plymouth Industrial REIT, Inc. 22,294
4,069 PotlatchDeltic Corporation 174,194
10,027 Preferred Apartment Communities,
Inc. 72,495
1,561 PS Business Parks, Inc. 215,340
1,501 PSP Swiss Property AG 166,744
2,207 QTS Realty Trust, Inc. 158,794
3,332 Quebecor, Inc. 76,021
7,983 Rayonier, Inc. REIT 221,768
19,695 Retail Properties of America, Inc. 125,260
12,546 Rexford Industrial Realty, Inc. 588,784
879 RioCan REIT 9,817
774 RMR Group, Inc. 22,260
6,000 Road King Infrastructure, Ltd. 8,071
26,097 Sabra Health Care REIT, Inc. 384,670
3,646 SBA Communications Corporation 1,135,875
44,892 Service Properties Trust 300,776
7,202 Spirit Realty Capital, Inc. 248,181
8,191 STAG Industrial, Inc. 267,027
14,207 Store Capital Corporation 336,564
53,460 Sunstone Hotel Investors, Inc. 399,881
546 Swiss Prime Site AG 49,830
5,108 TAG Immobilien AG 134,312
3,880 Terreno Realty Corporation 235,749
17,921 UDR, Inc. 648,740
4,886 UMH Properties, Inc. 60,098
200 Unibail-Rodamco-Westfield 10,491
Shares Common Stock (18.5%) Value
Real Estate (1.2%) - continued
5 United Urban Investment
Corporation $ 4,862
24,985 Uniti Group, Inc. 247,351
228 Universal Health Realty Income
Trust 15,864
1,012 Waypoint REIT, Ltd. 1,823
12,900 Wing Tai Holdings, Ltd. 16,068
3,878 WP Carey, Inc. 276,773
Total 34,564,482
Utilities (0.3%)
1,176 AGL Energy, Ltd. 13,930
1,349 ALLETE, Inc. 79,996
5,398 Alliant Energy Corporation 290,682
6,650 Artesian Resources Corporation 233,282
3,614 Black Hills Corporation 209,106
14,917 CenterPoint Energy, Inc. 283,572
1,164 Chesapeake Utilities Corporation 98,346
4,519 CMS Energy Corporation 290,029
5,220 Consolidated Water Company,
Ltd. 64,049
1,618 DTE Energy Company 187,089
6,900 Duke Energy Corporation 584,706
3,309 Enagas SA 83,484
823 Enel SPA 7,539
7,941 Entergy Corporation 834,837
1,217 Essential Utilities, Inc. 55,191
8,842 Exelon Corporation 341,390
8,924 FirstEnergy Corporation 258,796
3,006 Hawaiian Electric Industries, Inc. 108,998
4,257 IDACORP, Inc. 396,965
2,916 MDU Resources Group, Inc. 61,178
936 Middlesex Water Company 59,960
1,235 National Fuel Gas Company 50,104
6,453 New Jersey Resources
Corporation 200,430
906 NextEra Energy, Inc. 254,314
858 Northland Power, Inc. 23,509
694 Northwest Natural Holding
Company 37,122
3,886 NorthWestern Corporation 218,626
5,042 OGE Energy Corporation 165,882
3,874 Otter Tail Corporation 148,181
13,528 PNM Resources, Inc. 571,288
5,096 Portland General Electric
Company 224,887
932 South Jersey Industries, Inc. 21,744
2,706 Southwest Gas Holdings, Inc. 188,446
4,834 Spire, Inc. 298,064
7,198 UGI Corporation 239,981
2,852 Unitil Corporation 123,064
Total 7,308,767
Total Common Stock
(cost $452,087,738) 532,404,015
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
7,234,247 Thrivent Cash Management Trust 7,234,247
Total Collateral Held for
Securities Loaned
(cost $7,234,247) 7,234,247

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 13.3% ) Value
Federal Home Loan Bank Discount
Notes
1,200,000 0.180%, 8/4/2020
p,q
$ 1,199,998
400,000 0.114%, 8/7/2020
p
399,997
5,600,000 0.125%, 8/11/2020
p,q
5,599,913
2,100,000 0.150%, 8/19/2020
p,q
2,099,935
3,600,000 0.108%, 8/25/2020
p,q
3,599,846
2,600,000 0.160%, 9/2/2020
p,q
2,599,805
3,700,000 0.120%, 9/15/2020
p,q
3,699,602
2,800,000 0.090%, 9/16/2020
p,q
2,799,692
4,900,000 0.090%, 9/17/2020
p,q
4,899,449
3,700,000 0.090%, 9/21/2020
p,q
3,699,547
3,800,000 0.090%, 9/22/2020
p,q
3,799,525
3,200,000 0.090%, 9/23/2020
p,q
3,199,592
200,000 0.088%, 9/25/2020
p,q
199,973
5,300,000 0.090%, 11/6/2020
p,q
5,298,741
Thrivent Core Short-Term Reserve
Fund
33,821,220 0.500% 338,550,411
U.S. Treasury Bills
1,000,000 0.133%, 9/17/2020
p
999,889
250,000 0.023%, 9/24/2020
p
249,966
Total Short-Term Investments
(cost $382,488,402) 382,895,881
Total Investments (cost
$2,668,552,956) 107.3% $3,085,336,806
Other Assets and Liabilities, Net
(7.3%) (209,292,772)
Total Net Assets 100.0% $2,876,044,035
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $128,747,616 or 4.5% of
total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2020.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Defaulted security.  Interest is not being accrued.
m In bankruptcy.  Interest is not being accrued.
n Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
o All or a portion of the security was earmarked to cover
written options.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of July 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,960,765
Common Stock 5,036,371
Total lending $6,997,136
Gross amount payable upon return of
collateral for securities loaned $7,234,247
Net amounts due to counterparty
$237,111
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,687,363 – 2,340,090 347,273
Capital Goods 4,631,007 – 4,631,007 –
Communications Services 9,563,913 – 9,426,164 137,749
Consumer Cyclical 5,533,212 – 5,533,212 –
Consumer Non-Cyclical 7,302,936 – 7,302,936 –
Energy 2,520,465 – 2,520,465 –
Financials 3,219,395 – 3,219,395 –
Technology 4,049,825 – 4,049,825 –
Transportation 1,092,351 – 1,092,351 –
Utilities 1,190,039 – 1,190,039 –
Registered Investment Companies
Unaffiliated 18,912,510 18,912,510 – –
Affiliated 979,119,044 979,119,044 – –
Long-Term Fixed Income
Asset-Backed Securities 31,015,396 – 31,015,396 –
Basic Materials 10,110,410 – 10,110,410 –
Capital Goods 13,921,231 – 13,921,231 –
Collateralized Mortgage Obligations 44,375,904 – 44,375,904 –
Commercial Mortgage-Backed Securities 4,892,833 – 4,892,833 –
Communications Services 35,461,505 – 35,461,505 –
Consumer Cyclical 25,769,149 – 25,769,149 –
Consumer Non-Cyclical 42,074,579 – 42,074,579 –
Energy 26,633,638 – 26,633,638 –
Financials 64,406,279 – 64,406,279 –
Mortgage-Backed Securities 274,017,237 – 274,017,237 –
Technology 24,451,078 – 24,451,078 –
Transportation 5,984,189 – 5,984,189 –
U.S. Government & Agencies 288,417,898 – 288,417,898 –
Utilities 23,832,639 – 23,832,639 –
Common Stock
Communications Services 20,345,191 19,560,410 784,781 –
Consumer Discretionary 62,030,435 60,834,456 1,195,979 –
Consumer Staples 17,674,965 16,717,550 957,415 –
Energy 13,040,479 12,478,540 561,939 –
Financials 71,174,367 67,375,434 3,798,933 –
Health Care 88,346,075 86,000,942 2,345,133 –
Industrials 78,473,452 75,948,720 2,524,732 –
Information Technology 118,586,483 116,365,379 2,221,104 –
Materials 20,859,319 19,214,557 1,644,760 2
Real Estate 34,564,482 33,602,796 961,686 –
Utilities 7,308,767 7,180,305 128,462 –
Short-Term Investments 44,345,470 – 44,345,470 –
Subtotal Investments in Securities $2,531,935,510 $1,513,310,643 $1,018,139,843 $485,024
Other Investments  * Total
Affiliated Short-Term Investments 338,550,411
Affiliated Registered Investment Companies 207,616,638
Collateral Held for Securities Loaned 7,234,247
Subtotal Other Investments $553,401,296
Total Investments at Value $3,085,336,806
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 25,973,411 25,973,411 – –
Total Asset Derivatives $25,973,411 $25,973,411 $– $–
Liability Derivatives
Futures Contracts 21,362,285 21,362,285 – –
Call Options Written 217,559 – – 217,559
Total Liability Derivatives $21,579,844 $21,362,285 $– $217,559
The following table presents Moderate Allocation Fund's futures contracts held as of July 31, 2020. Investments and/or cash totaling $42,495,640 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 249 September 2020 $ 54,981,132 $ 43,978
CBOT 5-Yr. U.S. Treasury Note 89 September 2020 11,144,051 81,074
CBOT U.S. Long Bond 224 September 2020 39,424,058 1,406,942
CME E-mini Russell 2000 Index 9 September 2020 653,499 11,511
CME E-mini S&P 500 Index 1,513 September 2020 231,310,323 15,573,452
CME E-mini S&P Mid-Cap 400 Index 1 September 2020 176,483 9,567
CME Euro Foreign Exchange Currency 199 September 2020 28,985,586 365,670
Eurex Euro STOXX 50 Index 755 September 2020 29,330,318 (1,155,557)
ICE mini MSCI EAFE Index 1,389 September 2020 122,609,737 3,344,783
ICE US mini MSCI Emerging Markets Index 1,027 September 2020 49,772,122 5,136,434
Total Futures Long Contracts $ 568,387,309 $ 24,817,854
CBOT 10-Yr. U.S. Treasury Note (227) September 2020 ( $ 31,445,863) ( $ 351,873)
CME E-mini Russell 2000 Index (2,026) September 2020 (138,904,902) (10,796,238)
CME E-mini S&P Mid-Cap 400 Index (684) September 2020 (118,602,389) (8,655,811)
CME Ultra Long Term U.S. Treasury Bond (42) September 2020 (9,196,876) (365,999)
Ultra 10-Yr. U.S. Treasury Note (13) September 2020 (2,033,443) (36,807)
Total Futures Short Contracts ( $ 300,183,473) ($20,206,728)
Total Futures Contracts $ 268,203,836 $4,611,126
The following table presents Moderate Allocation Fund's options contracts held as of July 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (23) $ 104.20 August 2020 (24,161,680) ( $ 201,250) ( $ 142,852)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (15) 102.64
September
2020 (15,821,761) (170,332) (74,707)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($371,582) ($217,559)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderate Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $51,746 $15,703 $– $69,426 6,936 2.4%
Core Emerging Markets Equity* — 8,400 – 8,806 871 0.3
Core International Equity 22,078 862 – 20,330 2,369 0.7
Core Low Volatility Equity 79,651 32,111 – 109,054 9,250 3.8
Global Stock, Class S 53,135 6,513 – 54,736 2,271 1.9
High Yield, Class S 39,438 1,565 – 39,525 8,687 1.4
Income, Class S 123,505 3,430 – 135,405 13,288 4.7
International Allocation, Class S 131,555 3,396 – 122,222 13,185 4.2
Large Cap Growth, Class S 176,773 8,636 – 232,182 14,466 8.1
Large Cap Value, Class S 198,943 3,842 – 184,698 8,927 6.4
Limited Maturity Bond, Class S 66,637 1,161 – 68,668 5,415 2.4
Mid Cap Stock, Class S 112,060 3,209 – 114,349 4,251 4.0
Small Cap Stock, Class S 28,853 2,478 – 27,334 1,285 1.0
Total Affiliated Registered Investment
Companies 1,084,374 1,186,735 41.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% 347,257 520,197 529,146 338,550 33,821 11.8
Total Affiliated Short-Term Investments 347,257 338,550 11.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,533 318,504 319,803 7,234 7,234 0.3
Total Collateral Held for Securities Loaned 8,533 7,234 0.3
Total Value $1,440,164 $1,532,519
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $1,977 $– $2,072
Core Emerging Markets Equity* – 406 – –
Core International Equity – (2,610) – 861
Core Low Volatility Equity Fund – (2,708) 2,502 1,610
Global Stock, Class S – (4,912) 5,606 907
High Yield, Class S – (1,478) – 1,565
Income, Class S – 8,470 568 2,862
International Allocation, Class S – (12,729) – 3,396
Large Cap Growth, Class S – 46,773 8,636 –
Large Cap Value, Class S – (18,087) – 3,842
Limited Maturity Bond, Class S – 870 – 1,161
Mid Cap Stock, Class S – (920) 2,766 442
Small Cap Stock, Class S – (3,997) 2,341 136
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% (165) 407 2 3,451
Total Income/Non Income Cash from Affiliated Investments $22,305
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 109
Total Affiliated Income from Securities Loaned, Net $109
Total $(165) $11,462 $22,421
*   Non-income producing security.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.8% )
a
Value
Basic Materials (0.1%)
Big River Steel, LLC, Term Loan
$ 218,812
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
$ 207,872
Chemours Company, Term Loan
173,475
1.920%,  (LIBOR 1M +
1.750%), 4/3/2025
b
164,151
Hexion, Inc., Term Loan
149,622
3.800%,  (LIBOR 3M +
3.500%), 7/1/2026
b
146,256
Innophos Holdings, Inc., Term
Loan
149,625
3.911%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c
147,568
Momentive Performance Materials
USA, LLC, Term Loan
148,500
3.420%,  (LIBOR 1M +
3.250%), 5/15/2024
b
139,095
MRC Global (US), Inc., Term Loan
84,712
3.161%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c
79,205
Nouryon USA, LLC, Term Loan
293,708
3.178%,  (LIBOR 1M +
3.000%), 10/1/2025
b,d,e
283,592
Peabody Energy Corporation,
Term Loan
161,287
2.911%,  (LIBOR 1M +
2.750%), 3/31/2025
b
83,063
Pixelle Specialty Solutions, LLC,
Term Loan
288,708
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
277,521
PQ Corporation, Term Loan
165,000
0.000%,  (LIBOR 1M +
3.000%), 2/7/2027
b,d,e
163,866
Total 1,692,189
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
187,093
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
185,808
Flex Acquisition Company, Inc.
Term Loan
315,000
3.546%,  (LIBOR 3M +
3.250%), 6/29/2025
b
299,102
GFL Environmental, Inc., Term
Loan
250,019
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
248,526
Graham Packaging Company,
Inc., Term Loan
145,000
0.000%,  (LIBOR 1M +
3.750%), 7/28/2027
b,d,e
144,559
Mauser Packaging Solutions
Holding Company, Term Loan
223,274
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
208,035
Navistar, Inc., Term Loan
112,125
3.690%,  (LIBOR 1M +
3.500%), 11/6/2024
b
108,294
Reynolds Group Holdings, Inc.,
Term Loan
129,813
2.911%,  (LIBOR 1M +
2.750%), 2/5/2023
b
127,032
Principal
Amount Bank Loans (0.8%)
a
Value
Capital Goods (0.1%) - continued
TransDigm, Inc., Term Loan
$ 517,400
2.411%,  (LIBOR 1M +
2.250%), 12/9/2025
b
$ 483,676
Vertiv Group Corporation, Term
Loan
493,762
3.162%,  (LIBOR 1M +
3.000%), 3/2/2027
b
482,036
Total 2,287,068
Communications Services (0.2%)
Altice France SA, Term Loan
169,313
2.911%,  (LIBOR 1M +
2.750%), 7/31/2025
b
161,820
CenturyLink, Inc., Term Loan
521,225
2.411%,  (LIBOR 1M +
2.250%), 3/15/2027
b
501,173
CommScope, Inc., Term Loan
199,100
3.411%,  (LIBOR 1M +
3.250%), 4/4/2026
b,d,e
194,620
Coral-US Co-Borrower, LLC, Term
Loan
610,000
2.411%,  (LIBOR 1M +
2.250%), 1/31/2028
b
585,600
CSC Holdings, LLC, Term Loan
72,563
2.425%,  (LIBOR 1M +
2.250%), 7/17/2025
b
69,978
Diamond Sports Group, LLC, Term
Loan
437,872
3.420%,  (LIBOR 1M +
3.250%), 8/24/2026
b
348,656
Entercom Media Corporation, Term
Loan
221,504
2.673%,  (LIBOR 1M +
2.500%), 11/17/2024
b
209,045
Gray Television, Inc., Term Loan
135,000
2.421%,  (LIBOR 1M +
2.250%), 2/7/2024
b
131,062
HCP Acquisition, LLC, Term Loan
296,447
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
289,629
iHeartCommunications, Inc., Term
Loan
169,574
3.161%,  (LIBOR 1M +
3.000%), 5/1/2026
b
158,363
Mediacom Illinois, LLC, Term Loan
79,308
1.870%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
78,714
NEP Group, Inc., Term Loan
201,925
3.411%,  (LIBOR 1M +
3.250%), 10/20/2025
b
166,273
30,000
7.161%,  (LIBOR 1M +
7.000%), 10/19/2026
b
22,110
Nexstar Broadcasting, Inc., Term
Loan
365,000
2.921%,  (LIBOR 1M +
2.750%), 9/19/2026
b,d,e
354,736
Nielsen Finance, LLC, Term Loan
119,700
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
119,700
SBA Senior Finance II, LLC, Term
Loan
223,329
1.920%,  (LIBOR 1M +
1.750%), 4/11/2025
b
216,401

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Communications Services (0.2%) - continued
Terrier Media Buyer, Inc., Term
Loan
$ 189,050
4.411%,  (LIBOR 1M +
4.250%), 12/17/2026
b
$ 184,019
85,000
4.411%,  (LIBOR 1M +
4.250%), 12/17/2026
b
82,185
T-Mobile USA, Inc., Term Loan
365,000
3.161%,  (LIBOR 1M +
3.000%), 4/1/2027
b
366,172
TNS, Inc., Term Loan
340,109
4.170%,  (LIBOR 1M +
4.000%), 8/14/2022
b
329,906
WideOpenWest Finance, LLC,
Term Loan
363,815
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
357,630
Windstream Services, LLC, Term
Loan
60,000
2.670%,  (LIBOR 1M +
2.500%), 2/26/2021
b
58,750
193,515
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
115,670
Xplornet Communications, Inc.,
Term Loan
190,000
4.911%,  (LIBOR 1M +
4.750%), 6/11/2027
b
184,834
Ziggo Financing Partnership, Term
Loan
325,000
2.675%,  (LIBOR 1M +
2.500%), 4/30/2028
b
311,711
Total 5,598,757
Consumer Cyclical (0.1%)
Boyd Gaming Corporation, Term
Loan
30,396
2.361%,  (LIBOR 1W +
2.250%), 9/15/2023
b
29,336
Cengage Learning, Inc., Term
Loan
291,735
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
236,063
Four Seasons Hotels, Ltd., Term
Loan
199,823
2.161%,  (LIBOR 1M +
2.000%), 11/30/2023
b
192,366
Golden Entertainment, Inc., Term
Loan
381,175
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
346,393
Golden Nugget, LLC, Term Loan
492,238
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
410,640
LCPR Loan Financing, LLC, Term
Loan
485,000
5.175%,  (LIBOR 1M +
5.000%), 10/15/2026
b
486,212
Men's Warehouse, Inc., Term Loan
205,692
4.250%,  (LIBOR 1M +
3.250%), 4/9/2025
b
40,367
Mohegan Gaming and
Entertainment, Term Loan
172,349
5.375%,  (LIBOR 3M +
4.375%), 10/13/2023
b
143,296
Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Cyclical (0.1%) - continued
Penn National Gaming, Inc., Term
Loan
$ 162,525
3.000%,  (LIBOR 3M +
2.250%), 10/15/2025
b
$ 154,552
Scientific Games International,
Inc., Term Loan
782,222
3.473%,  (LIBOR 1M +
2.750%), 8/14/2024
b
710,703
Staples, Inc., Term Loan
86,956
5.187%,  (LIBOR 3M +
4.500%), 9/12/2024
b,d,e
77,372
311,725
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b,d,e
267,479
Stars Group Holdings BV, Term
Loan
102,010
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
101,940
Wyndham Hotels & Resorts, Inc.,
Term Loan
137,550
1.911%,  (LIBOR 1M +
1.750%), 5/30/2025
b
130,816
Total 3,327,535
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
457,342
3.176%,  (LIBOR 1M +
3.000%), 6/1/2025
b,d,e
449,412
Bellring Brands, LLC, Term Loan
88,861
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b,d,e
89,083
Change Healthcare Holdings, LLC,
Term Loan
180,000
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
175,849
Chobani, LLC, Term Loan
231,997
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
229,547
Dole Food Company, Inc., Term
Loan
218,792
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
212,931
Endo International plc, Term Loan
244,638
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
233,546
Global Medical Response, Inc.,
Term Loan
546,000
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
538,722
97,500
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
94,873
IQVIA, Inc., Term Loan
79,795
1.911%,  (LIBOR 1M +
1.750%), 1/1/2025
b
78,159
JBS USA LUX SA, Term Loan
382,495
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
368,672
Libbey Glass, Inc., Term Loan
107,398
0.000%,PIK 3.750%, (LIBOR
1M + 5.000%), 4/9/2021
b,f,g
17,832
MPH Acquisition Holdings, LLC,
Term Loan
620,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
609,795

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Ortho-Clinical Diagnostics SA,
Term Loan
$ 589,175
3.416%,  (LIBOR 1M +
3.250%), 6/30/2025
b
$ 572,236
R.R. Donnelley & Sons Company,
Term Loan
39,598
5.161%,  (LIBOR 1M +
5.000%), 1/15/2024
b
36,826
Sotera Health Holdings, LLC, Term
Loan
204,488
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
203,721
US Foods, Inc., Term Loan
119,688
1.911%,  (LIBOR 1M +
1.750%), 6/27/2023
b
113,255
Total 4,024,459
Energy (<0.1%)
BCP Raptor II, LLC, Term Loan
193,050
4.911%,  (LIBOR 1M +
4.750%), 11/3/2025
b
121,235
Buckeye Partners, LP, Term Loan
64,838
2.921%,  (LIBOR 1M +
2.750%), 11/1/2026
b
63,278
Calpine Corporation, Term Loan
218,670
2.420%,  (LIBOR 1M +
2.250%), 1/15/2024
b
213,796
CONSOL Energy, Inc., Term Loan
187,625
4.670%,  (LIBOR 1M +
4.500%), 9/28/2024
b
151,821
Fieldwood Energy, LLC, Term
Loan
255,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
58,224
Illuminate Buyer, LLC, Term Loan
165,000
4.308%,  (LIBOR 3M +
4.000%), 6/30/2027
b
163,020
Radiate Holdco, LLC, Term Loan
799,354
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
783,143
Total 1,554,517
Financials (0.1%)
Delos Finance SARL, Term Loan
150,000
2.058%,  (LIBOR 3M +
1.750%), 10/6/2023
b
144,638
GGP Nimbus, LLC, Term Loan
273,030
2.661%,  (LIBOR 1M +
2.500%), 8/24/2025
b
221,837
INEOS U.S. Finance, LLC, Term
Loan
119,693
2.214%,  (LIBOR 2M +
2.000%), 3/31/2024
b
115,055
Lealand Finance Company BV,
Term Loan
55,318
4.167%,  (LIBOR 1M +
4.000%), 6/30/2025
b
43,885
Level 3 Financing, Inc., Term Loan
325,000
1.911%,  (LIBOR 1M +
1.750%), 3/1/2027
b
314,506
MoneyGram International, Inc.,
Term Loan
172,665
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
163,168
Principal
Amount Bank Loans (0.8%)
a
Value
Financials (0.1%) - continued
Northriver Midstream Finance, LP,
Term Loan
$ 262,992
3.552%,  (LIBOR 3M +
3.250%), 10/1/2025
b
$ 250,995
Tronox Finance, LLC, Term Loan
421,608
2.972%,  (LIBOR 3M +
2.750%), 9/22/2024
b
409,752
Vericast Corporation, Term Loan
147,959
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
102,800
Total 1,766,636
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
437,673
3.761%,  (LIBOR 2M +
3.500%), 8/21/2026
b
388,434
Prime Security Services Borrower,
LLC, Term Loan
714,187
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b,d,e
701,054
Rackspace Hosting, Inc., Term
Loan
644,297
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
b
629,884
SS&C Technologies, Inc., Term
Loan
268,787
1.911%,  (LIBOR 1M +
1.750%), 4/16/2025
b
260,052
191,684
1.911%,  (LIBOR 1M +
1.750%), 4/16/2025
b
185,454
Zayo Group Holdings, Inc., Term
Loan
468,825
3.161%,  (LIBOR 1M +
3.000%), 3/9/2027
b
454,760
Total 2,619,638
Transportation (<0.1%)
Delta Air Lines, Inc., Term Loan
60,000
0.000%,  (LIBOR 1M +
4.750%), 4/29/2023
b,d,e
58,978
Genesee & Wyoming, Inc., Term
Loan
294,262
2.308%,  (LIBOR 3M +
2.000%), 12/30/2026
b
288,563
Mileage Plus Holdings, LLC, Term
Loan
165,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
164,505
United Airlines, Inc., Term Loan
218,869
1.911%,  (LIBOR 1M +
1.750%), 4/1/2024
b
195,966
Total 708,012
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
74,797
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
73,768
Core and Main, LP, Term Loan
247,987
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
241,014

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Utilities (<0.1%) - continued
Pacific Gas & Electric Company,
Term Loan
$ 370,000
5.500%,  (LIBOR 3M +
4.500%), 1/1/2022
b
$ 365,490
Total 680,272
Total Bank Loans
(cost $25,844,034) 24,259,083
Shares
Registered Investment
Companies ( 48.5% ) Value
Unaffiliated  (0.7%)
13,201 Health Care Select Sector SPDR
Fund 1,393,101
130,800 Invesco Senior Loan ETF 2,830,512
13,347 iShares Dow Jones US Home
Construction Index Fund 689,506
1,009 iShares iBoxx $ High Yield
Corporate Bond ETF 86,158
8,651 ProShares Ultra S&P 500 1,208,545
3,536 SPDR Bloomberg Barclays High
Yield Bond ETF 375,170
47,362 SPDR S&P 500 ETF Trust 15,464,640
19,736 SPDR S&P Regional Banking ETF 741,679
190 Utilities Select Sector SPDR Fund 11,558
Total 22,800,869
Affiliated  (47.8%)
4,371,230 Thrivent Core Emerging Markets
Debt Fund 43,756,011
1,324,016 Thrivent Core Emerging Markets
Equity Fund
h
13,385,800
9,262,251 Thrivent Core International Equity
Fund 79,470,110
13,326,580 Thrivent Core Low Volatility Equity
Fund 157,120,384
5,806,792 Thrivent Global Stock Fund, Class
S 139,943,697
4,965,384 Thrivent High Yield Fund, Class S 22,592,495
7,351,592 Thrivent Income Fund, Class S 74,912,719
24,592,671 Thrivent International Allocation
Fund, Class S 227,974,056
18,377,514 Thrivent Large Cap Growth Fund,
Class S 294,959,106
10,485,572 Thrivent Large Cap Value Fund,
Class S 216,946,486
3,017,128 Thrivent Limited Maturity Bond
Fund, Class S 38,257,178
6,524,255 Thrivent Mid Cap Stock Fund,
Class S 175,502,453
1,979,441 Thrivent Small Cap Stock Fund,
Class S 42,102,717
Total 1,526,923,212
Total Registered Investment
Companies (cost $1,248,420,699) 1,549,724,081
Shares Common Stock ( 25.7% ) Value
Communications Services (0.8%)
6,644 Activision Blizzard, Inc. 548,994
3,116 Alphabet, Inc., Class A
h
4,636,452
1,138 Alphabet, Inc., Class C
h
1,687,608
28,993 AMC Entertainment Holdings, Inc. 117,132
3,302 AMC Networks, Inc.
h
76,276
7,174 AT&T, Inc. 212,207
Shares Common Stock (25.7%) Value
Communications Services (0.8%) - continued
47,928 Auto Trader Group plc
i
$ 334,803
5,318 Carsales.com, Ltd. 69,523
16,101 Cinemark Holdings, Inc. 190,475
54 Cogeco Communications, Inc. 4,116
10,845 Comcast Corporation 464,166
8,183 Consolidated Communications
Holdings, Inc.
h
59,736
2,853 Deutsche Telekom AG 47,630
3,190 Discovery, Inc., Class A
h,j
67,309
26,741 DISH Network Corporation
h
858,654
8,997 EchoStar Corporation
h
245,618
10,593 Facebook, Inc.
h
2,687,126
81,297 Gannett Company, Inc. 120,320
2,640 Hemisphere Media Group, Inc.
h
23,232
25,000 HKT Trust and HKT, Ltd. 36,837
639 IAC/InterActiveCorp
h
84,616
17,828 Interpublic Group of Companies,
Inc. 321,795
842 Ipsos SA 22,348
2,400 KDDI Corporation 76,314
7,675 Lions Gate Entertainment
Corporation, Class A
h
58,790
9,961 Lions Gate Entertainment
Corporation, Class B
h
70,823
47,324 Live Nation Entertainment, Inc.
h
2,215,236
946 Madison Square Garden
Entertainment Corporation
h
67,034
738 Match Group, Inc.
h
75,793
26,813 Mediaset Espana Comunicacion
SA
h
87,705
13,844 Meredith Corporation 198,800
3,692 News Corporation 47,110
300 NEXON Company, Ltd. 7,708
200 Nintendo Company, Ltd. 87,962
1,100 Nippon Telegraph & Telephone
Corporation 25,533
3,700 NTT DOCOMO, Inc. 101,865
59,124 ORBCOMM, Inc.
h
248,912
116,648 QuinStreet, Inc.
h
1,361,865
2,140 Rightmove plc 15,444
8,170 RingCentral, Inc.
h
2,371,506
3,822 Scholastic Corporation 91,460
11,349 Seven West Media, Ltd.
h
803
13,000 SoftBank Corporation 174,021
2,800 SoftBank Group Corporation 176,605
8,347 Take-Two Interactive Software,
Inc.
h
1,369,075
8,300 TV Asahi Holdings Corporation 113,503
26,642 Twitter, Inc.
h
969,769
15,344 Uber Technologies, Inc.
h
464,309
9,355 Verizon Communications, Inc. 537,725
1,844 ViacomCBS, Inc. 48,073
10,369 Walt Disney Company 1,212,551
1,920 Wolters Kluwer NV 151,215
20,301 Zillow Group, Inc.
h
1,382,295
Total 26,726,777
Consumer Discretionary (3.1%)
5,166 Aaron's, Inc. 269,562
100 ABC-MART, Inc. 5,269
8,439 Abercrombie & Fitch Company 81,268
8,418 Adient plc
h
140,076
3,409 Amazon.com, Inc.
h
10,788,394
19,293 American Eagle Outfitters, Inc. 192,930
1,051 American Public Education, Inc.
h
30,595
500 AOKI Holdings, Inc. 2,573

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Consumer Discretionary (3.1%) - continued
39,051 Aptiv plc $ 3,036,215
12,034 At Home Group, Inc.
h
149,462
1,100 Autobacs Seven Company, Ltd. 12,816
976 Autogrill SPA
h
4,668
164 AutoZone, Inc.
h
198,017
14,961 B&M European Value Retail SA 89,950
11,786 Beazer Homes USA, Inc.
h
131,885
23,283 Bed Bath & Beyond, Inc. 251,922
1,778 Berkeley Group Holdings plc 103,161
4,369 Big Lots, Inc. 171,876
10,385 BJ's Restaurants, Inc. 208,323
590 Bloomin' Brands, Inc. 6,797
598 Booking Holdings, Inc.
h
993,954
700 Bridgestone Corporation 20,619
31,441 Bright Horizons Family Solutions,
Inc.
h
3,371,733
574 Bunzl plc 16,443
18,786 Burlington Stores, Inc.
h
3,531,768
7,827 Caesars Entertainment, Inc.
h
243,028
5,409 Caleres, Inc. 34,131
7,546 Camping World Holdings, Inc. 276,335
13,500 Capri Holdings, Ltd.
h
202,230
9,018 Carnival Corporation 125,170
39,111 Cedar Fair, LP 932,406
9,878 Century Casinos, Inc.
h
39,808
3,912 Century Communities, Inc.
h
139,345
22,372 Chewy, Inc.
h,j
1,174,306
79,154 Chico's FAS, Inc. 100,526
1,509 Children's Place, Inc. 36,835
2,277 Chipotle Mexican Grill, Inc.
h
2,630,299
1,400 Chiyoda Company, Ltd. 13,379
212 Churchill Downs, Inc. 29,366
133 Cie Generale des Etablissements
Michelin 13,774
13,800 Citizen Watch Company, Ltd. 37,614
822 Collins Foods, Ltd. 5,557
126,398 Cooper-Standard Holdings, Inc.
h
1,353,723
4,136 Cracker Barrel Old Country Store,
Inc. 456,904
33,349 Crocs, Inc.
h
1,198,563
12,664 Culp, Inc. 140,570
2,052 D.R. Horton, Inc. 135,760
6,944 Dana, Inc. 79,370
7,192 Darden Restaurants, Inc. 545,873
10,900 Dave & Buster's Entertainment,
Inc. 134,506
2,275 Deckers Outdoor Corporation
h
476,044
5,008 Denny's Corporation
h
44,496
6,300 Denso Corporation 233,053
11,785 Designer Brands, Inc. 69,649
3,910 Dick's Sporting Goods, Inc. 178,374
4,105 Dine Brands Global, Inc. 186,490
4,444 Dollarama, Inc. 162,505
457 Dometic Group AB
i
4,462
5,295 Domino's Pizza, Inc. 2,047,100
277 Dorman Products, Inc.
h
22,645
100 Doutor Nichires Holdings
Company, Ltd. 1,331
87,945 Duluth Holdings, Inc.
h,j
649,914
16,010 Emerald Holding, Inc. 43,547
8,793 Ethan Allen Interiors, Inc. 104,109
29,844 Etsy, Inc.
h
3,532,933
555 Europris ASA
i
2,728
100 Exedy Corporation 1,235
8,695 Express, Inc.
h
8,782
6,982 Extended Stay America, Inc. 79,665
Shares Common Stock (25.7%) Value
Consumer Discretionary (3.1%) - continued
100 Fast Retailing Company, Ltd. $ 53,180
41,801 Five Below, Inc.
h
4,552,547
13,606 Foot Locker, Inc. 399,880
9,411 Fossil, Inc.
h
31,150
804 Fox Factory Holding Corporation
h
71,556
25,000 Galaxy Entertainment Group, Ltd. 170,494
16,056 GameStop Corporation
h
64,385
7,794 Gap, Inc. 104,206
8,685 Garrett Motion, Inc.
h
51,068
8,375 Genuine Parts Company 755,006
3,788 G-III Apparel Group, Ltd.
h
37,463
13,444 Goodyear Tire & Rubber Company 121,130
3,174 Grand Canyon Education, Inc.
h
281,661
3,249 GVC Holdings plc 28,119
113 Hermes International 91,614
13,028 Home Depot, Inc. 3,458,804
1,500 Hooker Furniture Corporation 32,100
3,254 Hovnanian Enterprises, Inc.
h
75,818
2,236 Husqvarna AB 21,398
4,296 Industria de Diseno Textil SA 113,835
144 InterContinental Hotels Group plc 6,633
2,030 Jack in the Box, Inc. 166,683
8,147 KB Home 274,065
16,998 Knoll, Inc. 199,047
12,806 Kohl's Corporation 243,826
4,977 Kontoor Brands, Inc. 95,359
16,336 L Brands, Inc. 398,762
11,293 Lear Corporation 1,246,521
35,589 Leggett & Platt, Inc. 1,426,763
1,405 Lithia Motors, Inc. 321,956
2,514 Lowe's Companies, Inc. 374,360
5,728 Lululemon Athletica, Inc.
h
1,864,980
32 LVMH Moet Hennessy Louis
Vuitton SE 13,915
24,154 Macy's, Inc. 146,373
946 Madison Square Garden Sports
Corporation
h
145,391
8,322 Marcus Corporation 114,927
1,167 Marriott Vacations Worldwide
Corporation 98,798
34,014 Mattel, Inc.
h
377,896
5,622 McDonald's Corporation 1,092,242
1,754 Melia Hotels International SA
h
6,493
48 Mercadolibre, Inc.
h
53,982
27,312 Michaels Companies, Inc.
h
196,100
6,232 Modine Manufacturing Company
h
33,902
5,837 Mohawk Industries, Inc.
h
466,084
18,411 Moneysupermarket.com Group plc 70,533
36,659 Movado Group, Inc. 353,393
600 Netflix, Inc.
h
293,328
5,100 NHK Spring Company, Ltd. 28,701
500 Nihon Unisys, Ltd. 15,130
5,815 NIKE, Inc. 567,602
3,000 Nissan Motor Company, Ltd. 10,262
10,518 Nordstrom, Inc. 143,991
18,839 Norwegian Cruise Line Holdings,
Ltd.
h
256,964
1,005 NVR, Inc.
h
3,949,801
4,842 Office Depot, Inc. 106,863
30,184 Ollie's Bargain Outlet Holdings,
Inc.
h
3,172,338
900 Onward Holdings Company, Ltd. 2,210
200 Oriental Land Company, Ltd. 24,129
630 Pandox AB 7,953
3,165 Park Hotels & Resorts, Inc. 26,175
76,890 Party City Holdco, Inc.
h
126,100

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Consumer Discretionary (3.1%) - continued
23,018 Penn National Gaming, Inc.
h
$ 779,159
77,051 Planet Fitness, Inc.
h
4,022,062
120,274 Playa Hotels and Resorts NV
h,j
436,595
900 PLENUS Company, Ltd. 13,750
357 Pool Corporation 113,062
13,051 PulteGroup, Inc. 569,024
3,277 PVH Corporation 159,459
19,165 Qurate Retail, Inc.
h
209,090
2,021 Red Robin Gourmet Burgers, Inc.
h
17,664
61,972 Red Rock Resorts, Inc. 679,213
10,826 Redrow plc 60,442
1,214 Restaurant Brands International,
Inc. 68,615
5,899 RH
h
1,695,550
1,700 Rinnai Corporation 139,338
6,254 Royal Caribbean Cruises, Ltd. 304,632
20,545 Ruth's Hospitality Group, Inc. 137,549
7,818 Sally Beauty Holdings, Inc.
h
90,767
2,500 Sangetsu Company, Ltd. 34,196
2,943 Scandic Hotels Group AB
i
10,170
1,432 SeaWorld Entertainment, Inc.
h
20,721
900 SHIMAMURA Company, Ltd. 62,585
2,682 Signet Jewelers, Ltd. 28,805
19,192 Six Flags Entertainment
Corporation 333,749
27,728 Skyline Corporation
h
782,761
13,391 Sleep Number Corporation
h
622,681
1,600 Sony Corporation 124,312
2,020 Sony Corporation ADR 157,479
15,847 Standard Motor Products, Inc. 720,722
34,602 Stoneridge, Inc.
h
716,953
853 Strategic Education, Inc. 107,657
23,400 Sumitomo Electric Industries, Ltd. 261,439
600 Sumitomo Forestry Company, Ltd. 6,708
11,500 Sumitomo Rubber Industries, Ltd. 95,673
1,236 Super Retail Group, Ltd. 7,812
19,938 Tailored Brands, Inc. 6,043
400 Takara Standard Company, Ltd. 5,401
29,602 Taylor Morrison Home Corporation
h
694,167
41,815 Taylor Wimpey plc 64,501
17,936 Tenneco, Inc.
h
132,906
75,835 Texas Roadhouse, Inc. 4,261,169
10,027 Thor Industries, Inc. 1,142,978
379 Thule Group AB
i
11,274
15,180 TJX Companies, Inc. 789,208
18,979 Toll Brothers, Inc. 724,998
8,015 TopBuild Corporation
h
1,057,339
1,700 Toyoda Gosei Company, Ltd. 33,334
600 Toyota Motor Corporation 35,618
9,705 Tri Pointe Homes, Inc.
h
162,268
1,806 Tupperware Brands Corporation 27,867
7,998 Ulta Beauty, Inc.
h
1,543,534
3,764 Urban Outfitters, Inc.
h
62,257
2,874 Vail Resorts, Inc. 551,894
167 Wayfair, Inc.
h
44,437
7,530 William Hill plc 10,252
406 Williams-Sonoma, Inc. 35,371
13,211 Wingstop, Inc. 2,064,219
2,176 Workhorse Group, Inc.
h
33,772
1,841 YETI Holdings, Inc.
h
90,006
2,086 Yum! Brands, Inc. 189,930
1,100 Z Holdings Corporation 5,849
36,277 Zumiez, Inc.
h
837,999
Total 98,983,646
Shares Common Stock (25.7%) Value
Consumer Staples (0.8%)
1,268 Andersons, Inc. $ 18,031
1,500 Arcs Company, Ltd. 34,803
12,043 BJ's Wholesale Club Holdings,
Inc.
h
482,322
401 British American Tobacco plc 13,252
1,962 Carlsberg AS 289,767
19,052 Casey's General Stores, Inc. 3,032,888
2,408 Central Garden & Pet Company
h
91,167
36,838 Coca-Cola Company 1,740,227
17,362 Colgate-Palmolive Company 1,340,346
2,704 Costco Wholesale Corporation 880,233
151,856 Cott Corporation 2,157,874
1,440 Davide Campari-Milano NV 14,537
62,195 e.l.f. Beauty, Inc.
h
1,110,803
4,668 Edgewell Personal Care Company
h
139,527
416 Elior Participations SCA
i
2,304
2,031 ForFarmers BV 13,039
53 George Weston, Ltd. 4,003
497 Glanbia plc 6,034
45,901 Hain Celestial Group, Inc.
h
1,559,716
165 Heineken NV 15,984
3,100 Japan Tobacco, Inc. 52,987
10,144 John B. Sanfilippo & Son, Inc. 894,396
500 Kao Corporation 36,272
1,300 Kewpie Corporation 23,140
650 Kimberly-Clark Corporation 98,826
1,671 Lamb Weston Holdings, Inc. 100,394
13 Lindt & Spruengli AG 100,644
328 L'Oreal SA 110,086
1,663 McCormick & Company, Inc. 324,119
500 Ministop Company, Ltd. 6,847
15,486 Monster Beverage Corporation
h
1,215,341
5,490 Nestle SA 652,880
1,254 Orkla ASA 12,334
10,527 PepsiCo, Inc. 1,449,147
6,830 Philip Morris International, Inc. 524,612
8,438 Procter & Gamble Company 1,106,391
99 Royal Unibrew AS 10,016
3,596 Seneca Foods Corporation
h
140,891
1,300 Seven & I Holdings Company, Ltd. 39,285
500 Shiseido Company, Ltd. 27,858
38,085 Simply Good Foods Company
h
915,563
3,769 Sprouts Farmers Markets, Inc.
h
99,426
2,400 Sugi Holdings Company, Ltd. 173,414
3,500 Sundrug Company, Ltd. 119,108
4,314 TreeHouse Foods, Inc.
h
189,039
113,534 Turning Point Brands, Inc. 3,732,998
200 Unicharm Corporation 9,047
1,328 Unilever NV 78,472
9,860 Vector Group, Ltd. 86,965
7,640 Wal-Mart Stores, Inc. 988,616
Total 26,265,971
Energy (0.5%)
27,207 Abraxas Petroleum Corporation
h
5,496
24,879 Antero Midstream Corporation 141,064
21,353 Apache Corporation 327,769
77,429 Archrock, Inc. 515,677
5,143 BP plc ADR 113,352
498 Canadian Natural Resources, Ltd. 8,785
30,755 Centennial Resource
Development, Inc.
h
24,213
11,407 CGG SA
h
9,764
8,223 ChampionX Corporation
h
78,201
5,496 Chevron Corporation 461,334
33,718 Cimarex Energy Company 824,742

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Energy (0.5%) - continued
31,750 CNX Resources Corporation
h
$ 306,387
14,245 Concho Resources, Inc. 748,432
1,390 ConocoPhillips 51,972
15,689 Continental Resources, Inc. 271,263
13,431 Core Laboratories NV 286,483
6,322 Delek US Holdings, Inc. 110,509
43,173 Devon Energy Corporation 452,885
17,776 Diamondback Energy, Inc. 708,551
22,000 Eneos Holdings, Inc. 77,145
12,831 Eni SPA 114,296
59,360 EnLink Midstream, LLC 145,432
3,575 Enterprise Products Partners, LP 62,920
8,588 EOG Resources, Inc. 402,348
40,656 EQT Corporation 590,325
33,136 Equitrans Midstream Corporation 319,762
2,343 Evolution Petroleum Corporation 6,139
19,214 Exterran Corporation
h
95,494
9,565 Exxon Mobil Corporation 402,495
28,433 Frank's International NV
h
64,827
232 Gaztransport Et Technigaz SA 21,572
31,352 Gran Tierra Energy, Inc.
h
9,092
3,490 Halliburton Company 50,012
70,177 Helmerich & Payne, Inc. 1,251,256
5,251 John Wood Group plc 13,053
32,079 Kosmos Energy, Ltd. 51,647
17,536 Liberty Oilfield Services, Inc. 99,078
288 Lundin Energy AB 6,718
66,206 Marathon Oil Corporation 363,471
3,110 Marathon Petroleum Corporation 118,802
1,665 Nabors Industries, Ltd. 70,613
15,577 NexTier Oilfield Solutions, Inc.
h
39,254
118,814 Nine Energy Service, Inc.
h
220,994
27,601 Oceaneering International, Inc.
h
155,118
1,098 OMV AG
h
34,677
1,422 ONEOK, Inc. 39,688
51,943 Patterson-UTI Energy, Inc. 201,279
7,416 PBF Energy, Inc. 64,371
3,562 PDC Energy, Inc.
h
50,794
11,640 Peabody Energy Corporation 36,317
2,137 Pioneer Natural Resources
Company 207,118
16,650 Plains GP Holdings, LP 132,201
8,426 ProPetro Holding Corporation
h
45,248
38,060 QEP Resources, Inc. 55,948
17,226 Range Resources Corporation 111,280
11,717 Royal Dutch Shell plc, Class A 171,251
18,762 Royal Dutch Shell plc, Class B 263,353
11,173 RPC, Inc.
h
33,184
8,878 Schlumberger, Ltd. 161,047
43,032 SEACOR Holdings, Inc.
h
1,251,371
5,028 SM Energy Company 14,833
61,279 Southwestern Energy Company
h
148,908
39,559 Talos Energy, Inc.
h
269,397
6,664 Targa Resources Corporation 121,818
1,897 TC Energy Corporation 86,462
2,192 Tenaris SA ADR 25,646
6,967 Total SE 263,658
47,610 Transocean, Ltd.
h
97,124
16,694 Tullow Oil plc 5,582
9,186 Valero Energy Corporation 516,529
1,140 Vermilion Energy Inc 4,647
362 Washington H. Soul Pattinson and
Company, Ltd. 5,050
1,346 Whitecap Resources, Inc. 2,221
188 Woodside Petroleum, Ltd. 2,674
Shares Common Stock (25.7%) Value
Energy (0.5%) - continued
217,674 WPX Energy, Inc.
h
$ 1,299,514
Total 15,921,932
Financials (3.3%)
466 1st Source Corporation 15,434
10,124 AB Industrivarden
h
249,734
2,840 Aflac, Inc. 101,019
17,260 AG Mortgage Investment Trust,
Inc. 48,155
4,600 AIA Group, Ltd. 41,478
47,980 Air Lease Corporation 1,258,036
2,077 Alleghany Corporation 1,084,859
2,817 Allianz SE 584,457
47,833 Ally Financial, Inc. 961,443
3,204 American Equity Investment Life
Holding Company 81,542
7,528 American Express Company 702,513
48,722 American Financial Group, Inc. 2,960,836
2,110 American International Group, Inc. 67,815
4,047 Ameriprise Financial, Inc. 621,741
27,459 Ameris Bancorp 633,616
2,459 Aon plc 504,636
100 Aozora Bank, Ltd. 1,600
7,278 Apollo Commercial Real Estate
Finance, Inc. 67,685
3,270 Argo Group International Holdings,
Ltd. 109,578
15,171 Arthur J. Gallagher & Company 1,630,731
5,662 Artisan Partners Asset
Management, Inc. 205,134
33,664 Associated Banc-Corp 432,246
128,874 Assured Guaranty, Ltd. 2,813,319
2,054 Baloise Holding AG 313,389
20,004 Bank Leumi Le-Israel BM 101,408
27,679 Bank of America Corporation 688,653
2,438 Bank of Marin Bancorp 76,578
833 Bank of Montreal 45,573
35,261 Bank of N.T. Butterfield & Son, Ltd. 917,844
862 Bank OZK 20,731
12,127 BankFinancial Corporation 88,406
6,769 BankUnited, Inc. 136,328
16,879 Banner Corporation 598,023
8,055 Berkshire Hathaway, Inc.
h
1,577,008
17,051 Berkshire Hills Bancorp, Inc. 169,828
2,569 BlackRock, Inc. 1,477,201
5,286 Blackstone Mortgage Trust, Inc. 127,234
3,155 BOK Financial Corporation 175,733
60,455 Boston Private Financial Holdings,
Inc. 355,778
89,828 Bridgewater Bancshares, Inc.
h
834,502
8,612 Brighthouse Financial, Inc.
h
244,064
35,340 BrightSphere Investment Group 474,970
4,745 Brown & Brown, Inc. 215,755
5,024 Byline Bancorp, Inc. 65,111
2,979 Capital One Financial Corporation 190,060
100 Cboe Global Markets, Inc. 8,770
5,959 Central Pacific Financial
Corporation 92,722
10,977 Charles Schwab Corporation 363,888
1,160 Chubb, Ltd. 147,598
22,130 CI Financial Corporation 304,165
3,588 Cincinnati Financial Corporation 279,613
34,150 CIT Group, Inc. 647,825
8,419 Citigroup, Inc. 421,034
25,415 Citizens Financial Group, Inc. 630,546
1,782 CME Group, Inc. 296,133

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Financials (3.3%) - continued
7,674 Cohen & Steers, Inc. $ 461,821
57,775 Colony Capital, Inc. 110,928
31,888 Columbia Banking System, Inc. 922,520
32,043 Comerica, Inc. 1,234,296
4,880 Commonwealth Bank of Australia 248,269
18,936 Community Trust Bancorp, Inc. 579,631
20,087 Cullen/Frost Bankers, Inc. 1,447,469
16,600 DBS Group Holdings, Ltd. 239,798
827 Deutsche Boerse AG 150,468
5,196 Deutsche Pfandbriefbank AG
h,i
32,917
538 Diamond Hill Investment Group,
Inc. 61,348
12,277 Discover Financial Services 606,852
16,659 DnB ASA
h
255,871
7,548 East West Bancorp, Inc. 261,614
5,417 Ellington Residential Mortgage
REIT 59,858
4,003 Encore Capital Group, Inc.
h
146,230
5,785 Enterprise Financial Services
Corporation 168,112
27,337 Essent Group, Ltd. 979,485
3,860 Euronext NV
i
445,900
18,886 Evercore, Inc. 1,044,396
299,403 Everi Holdings, Inc.
h
1,700,609
4,118 FBL Financial Group, Inc. 143,224
1,563 Federal Agricultural Mortgage
Corporation 93,014
5,470 Fifth Third Bancorp 108,634
12,372 Financial Institutions, Inc. 182,734
5,686 First American Financial
Corporation 290,043
738 First Bancshares, Inc. 14,694
25,755 First Busey Corporation 440,410
1,795 First Citizens BancShares, Inc. 764,437
9,663 First Financial Corporation 323,034
65,133 First Interstate BancSystem, Inc. 1,896,022
629 First Mid-Illinois Bancshares, Inc. 15,354
15,748 First Midwest Bancorp, Inc. 191,102
1,658 First of Long Island Corporation 24,721
9,069 First Republic Bank 1,020,081
32,500 FlexiGroup, Ltd. 28,984
16,535 Glacier Bancorp, Inc. 583,851
280 Goldman Sachs Group, Inc. 55,429
23,986 Granite Point Mortgage Trust, Inc. 162,865
19,673 Great Southern Bancorp, Inc. 709,605
17,565 Great Western Bancorp, Inc. 228,345
62 Groupe Bruxelles Lambert SA 5,378
26,596 Hamilton Lane, Inc. 1,921,295
34,516 Hancock Whitney Corporation 657,875
1,284 Hanmi Financial Corporation 11,851
12,776 Hanover Insurance Group, Inc. 1,301,619
14,961 Hartford Financial Services Group,
Inc. 633,149
47,287 Heartland Financial USA, Inc. 1,477,246
127,804 Heritage Commerce Corporation 866,511
15,778 Hometrust Bancshares, Inc. 227,519
21,915 Horizon Bancorp, Inc. 221,561
9,096 Houlihan Lokey, Inc. 498,461
12,609 HSBC Holdings plc 56,776
152 IGM Financial, Inc. 3,737
20,561 Independent Bank Corporation 287,134
33,251 Interactive Brokers Group, Inc. 1,649,250
4,776 International Bancshares
Corporation 145,286
65,395 Israel Discount Bank, Ltd. 201,064
8,161 J.P. Morgan Chase & Company 788,679
Shares Common Stock (25.7%) Value
Financials (3.3%) - continued
443 Janus Henderson Group plc $ 9,254
500 Japan Exchange Group, Inc. 11,873
4,500 Japan Post Bank Company, Ltd. 33,572
800 Japan Post Holdings Company,
Ltd. 5,464
1,300 Julius Baer Group, Ltd. 57,070
29,280 Kemper Corporation 2,299,066
84,978 KeyCorp 1,020,586
542 L E Lundbergforetagen AB
h
25,460
6,945 Lakeland Bancorp, Inc. 70,700
4,282 Laurentian Bank of Canada
j
84,876
6,261 Loews Corporation 227,963
12,234 M&T Bank Corporation 1,296,192
3,774 Manulife Financial Corporation 50,575
1,243 Markel Corporation
h
1,298,363
153 MarketAxess Holdings, Inc. 79,055
2,542 Marsh & McLennan Companies,
Inc. 296,397
3,623 Mercantile Bank Corporation 77,134
22,781 Meridian Bancorp, Inc. 259,817
2,470 MetLife, Inc. 93,489
25,165 MidWestOne Financial Group, Inc. 454,983
9,300 Mitsubishi UFJ Financial Group,
Inc. 34,850
1,464 Mizrahi Tefahot Bank, Ltd. 30,685
3,930 Morgan Stanley 192,098
441 Morningstar, Inc. 74,106
11,248 Mr. Cooper Group, Inc.
h
183,680
600 MS and AD Insurance Group
Holdings, Inc. 15,077
5,590 MSCI, Inc. 2,101,728
2,544 National Bank of Canada 120,111
242 National Western Life Group, Inc. 47,139
1,353 NBT Bancorp, Inc. 40,306
13,773 Northern Trust Corporation 1,079,115
4,181 Northwest Bancshares, Inc. 41,183
201 OFG Bancorp 2,629
3,834 Old Republic International
Corporation 61,612
11,318 Old Second Bancorp, Inc. 94,166
766 Onex Corporation 34,050
100 ORIX Corporation 1,081
9,420 PacWest Bancorp 172,150
1,304 Paragon Banking Group plc 5,346
1,156 Pargesa Holding SA 91,720
387 Park National Corporation 33,189
708 Peapack-Gladstone Financial
Corporation 11,526
3,317 Peoples Bancorp, Inc. 66,572
58,611 Popular, Inc. 2,175,054
3,884 Power Corporation of Canada 68,926
28,140 Premier Financial Corporation 497,515
15,278 Primerica, Inc. 1,828,165
51,240 Prosight Global, Inc.
h
402,746
1,986 Provident Financial Services, Inc. 27,109
15,090 QCR Holdings, Inc. 450,889
56,773 Radian Group, Inc. 847,053
26,859 Raymond James Financial, Inc. 1,866,163
30,290 Redwood Trust, Inc. 215,968
17,593 Reinsurance Group of America,
Inc. 1,499,803
7,735 Renasant Corporation 179,684
2,357 Royal Bank of Canada 162,594
1,535 S&P Global, Inc. 537,634
2,041 Safety Insurance Group, Inc. 154,442
1,421 Sandy Spring Bancorp, Inc. 32,854

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Financials (3.3%) - continued
44,489 Santander Consumer USA
Holdings, Inc.
j
$ 816,818
85,255 Seacoast Banking Corporation of
Florida
h
1,609,614
29,791 SEI Investments Company 1,558,963
11,604 Selective Insurance Group, Inc. 630,561
1,500 Senshu Ikeda Holdings, Inc. 2,209
236 Signature Bank 24,197
3,300 Singapore Exchange, Ltd. 19,686
10,290 SLM Corporation 69,663
17,401 Starwood Property Trust, Inc. 260,145
13,715 State Auto Financial Corporation 212,720
8,545 Sun Life Financial, Inc. 333,073
8,582 SVB Financial Group
h
1,924,685
799 Swiss Life Holding AG 291,988
120,979 Synovus Financial Corporation 2,437,727
12,513 T. Rowe Price Group, Inc. 1,728,045
2,282 TCF Financial Corporation 62,732
4,777 Territorial Bancorp, Inc. 104,951
10,017 Texas Capital Bancshares, Inc.
h
332,765
14,654 TMX Group, Ltd. 1,497,947
1,600 Tokio Marine Holdings, Inc. 67,560
540 Topdanmark AS 23,094
225 Torchmark Corporation 17,910
14,915 Toronto-Dominion Bank 659,981
22,311 TPG RE Finance Trust, Inc. 193,659
9,136 TriCo Bancshares 255,808
52,671 Triumph Bancorp, Inc.
h
1,379,980
3,140 Truist Financial Corporation 117,624
29,090 TrustCo Bank Corporation 168,431
19,374 Two Harbors Investment
Corporation 105,201
1,340 Univest Financial Corporation 20,489
1,700 Walker & Dunlop, Inc. 85,697
6,924 Washington Trust Bancorp, Inc. 230,846
38,038 Webster Financial Corporation 1,037,296
15,595 Wells Fargo & Company 378,335
6,342 WesBanco, Inc. 125,762
83,172 Western Alliance Bancorp 2,990,033
33,788 Western Asset Mortgage Capital
Corporation 71,293
581 Westwood Holdings Group, Inc. 6,600
38,627 Wintrust Financial Corporation 1,653,236
49,648 Zions Bancorporations NA 1,612,071
Total 105,005,446
Health Care (4.2%)
14,290 Abbott Laboratories 1,438,146
2,857 AbbVie, Inc. 271,158
2,648 Acadia Healthcare Company, Inc.
h
78,937
63,561 ACADIA Pharmaceuticals, Inc.
h
2,642,231
1,234 Acceleron Pharma, Inc.
h
122,376
18,980 ADMA Biologics, Inc.
h
67,759
4,072 Adverum Biotechnologies, Inc.
h
68,287
10,628 Agile Therapeutics, Inc.
h
26,570
13,470 Agilent Technologies, Inc. 1,297,565
28,871 Agios Pharmaceuticals, Inc.
h
1,308,434
5,485 Akebia Therapeutics, Inc.
h
61,267
6,347 Alexion Pharmaceuticals, Inc.
h
650,504
5,632 Align Technology, Inc.
h
1,654,794
4,070 Alkermes plc
h
73,301
5,224 AmerisourceBergen Corporation 523,393
8,176 Amgen, Inc. 2,000,422
26,777 AMN Healthcare Services, Inc.
h
1,471,128
8,374 AnaptysBio, Inc.
h
150,397
7,534 Anavex Life Sciences Corporation
h
31,793
Shares Common Stock (25.7%) Value
Health Care (4.2%) - continued
1,001 Anthem, Inc. $ 274,074
7,825 Arena Pharmaceuticals, Inc.
h
480,377
6,073 Argenx SE ADR
h
1,397,579
2,430 Assembly Biosciences, Inc.
h
53,946
3,000 Astellas Pharmaceutical, Inc. 46,794
5,193 Atara Biotherapeutics, Inc.
h
64,341
2,161 Athenex, Inc.
h
22,928
237 Atrion Corporation 146,964
1,398 AVROBIO, Inc.
h
23,696
42,166 Axonics Modulation Technologies,
Inc.
h,j
1,786,152
1,173 Axsome Therapeutics, Inc.
h
83,670
30,699 Bausch Health Companies, Inc.
h
560,871
5,828 Baxter International, Inc. 503,423
2,333 Becton, Dickinson and Company 656,366
435 Biogen, Inc.
h
119,490
17,872 Biohaven Pharmaceutical Holding
Company, Ltd.
h
1,144,523
2,003 Bio-Rad Laboratories, Inc.
h
1,051,355
13,952 Bio-Techne Corporation 3,839,032
3,104 Bluebird Bio, Inc.
h
188,413
799 Blueprint Medicines Corporation
h
58,471
1,947 Bruker Corporation 86,875
4,278 Cantel Medical Corporation 202,135
76,237 Catalent, Inc.
h
6,658,540
2,740 Centene Corporation
h
178,785
6,832 Cerner Corporation 474,482
5,751 Charles River Laboratories
International, Inc.
h
1,144,391
1,729 Chemed Corporation 850,996
3,200 Chugai Pharmaceutical Company,
Ltd. 144,478
981 Cigna Holding Company 169,409
6,092 Clovis Oncology, Inc.
h
35,273
5,946 Community Health Systems, Inc.
h
29,611
18,306 CryoLife, Inc.
h
355,319
2,169 CSL, Ltd. 421,876
2,228 CVS Health Corporation 140,230
4,811 CytomX Therapeutics, Inc.
h
33,725
1,300 Daiichi Sankyo Company, Ltd. 115,033
3,147 Danaher Corporation 641,359
1,301 Deciphera Pharmaceuticals, Inc.
h
60,327
7,577 Dexcom, Inc.
h
3,300,087
13,876 Dynavax Technologies
Corporation
h
112,534
18,038 Edwards Lifesciences Corporation
h
1,414,360
300 Eisai Company, Ltd. 24,212
4,811 Eli Lilly and Company 723,045
3,452 Encompass Health Corporation 235,012
4,138 Gilead Sciences, Inc. 287,715
32,001 GlaxoSmithKline plc 637,472
2,508 GlaxoSmithKline plc ADR 101,123
11,481 Global Blood Therapeutics, Inc.
h
774,738
1,526 Grifols SA 44,461
50,418 Guardant Health, Inc.
h
4,294,605
11,316 Haemonetics Corporation
h
991,961
79,404 Halozyme Therapeutics, Inc.
h
2,158,995
950 HCA Healthcare, Inc. 120,308
2,283 HealthStream, Inc.
h
50,123
12,320 Hill-Rom Holdings, Inc. 1,197,750
997 Humana, Inc. 391,273
61 ICU Medical, Inc.
h
11,208
561 IDEXX Laboratories, Inc.
h
223,138
21,230 ImmunoGen, Inc.
h
87,255
9,135 Immunomedics, Inc.
h
385,771
1,466 Incyte Corporation
h
144,782

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Health Care (4.2%) - continued
3,523 Insmed, Inc.
h
$ 92,021
20,954 Inspire Medical Systems, Inc.
h
2,081,989
10,223 Insulet Corporation
h
2,078,949
2,263 Intuitive Surgical, Inc.
h
1,551,151
3,197 Invitae Corporation
h
93,352
4,848 Iovance Biotherapeutics, Inc.
h
140,931
6,272 IQVIA Holding, Inc.
h
993,422
6,335 Jazz Pharmaceuticals, Inc.
h
685,764
19,763 Johnson & Johnson 2,880,655
10,973 Kadmon Holdings, Inc.
h
40,161
600 KYORIN Holdings, Inc. 10,900
3,000 Laboratory Corporation of America
Holdings
h
578,760
48,926 LHC Group, Inc.
h
9,545,952
6,537 Ligand Pharmaceuticals, Inc.
h,j
766,006
217 LNA Sante 13,093
1,100 M3, Inc. 56,488
5,162 MacroGenics, Inc.
h
131,115
418 Masimo Corporation
h
92,010
17,236 Medtronic plc 1,662,929
10,669 Merck & Company, Inc. 856,081
3,187 Mersana Therapeutics, Inc.
h
63,358
3,254 Mesa Laboratories, Inc. 771,003
1,137 Mettler-Toledo International, Inc.
h
1,063,095
503 Mirati Therapeutics, Inc.
h
61,019
6,938 Molina Healthcare, Inc.
h
1,281,449
1,334 Momenta Pharmaceuticals, Inc.
h
39,340
12,706 MyoKardia, Inc.
h
1,145,192
5,605 Myovant Sciences, Ltd.
h
85,196
34,829 Natera, Inc.
h
1,672,489
10,644 National Healthcare Corporation 631,402
8,604 Nektar Therapeutics
h
190,665
953 Neogen Corporation
h
73,162
11,400 Neurocrine Biosciences, Inc.
h
1,372,104
27,914 Nevro Corporation
h
3,711,445
10,480 Novartis AG 863,209
8,118 Novo Nordisk AS 532,643
3,867 Novo Nordisk AS ADR 252,631
2,000 Olympus Corporation 35,973
126,213 Optinose, Inc.
h
643,055
4,757 Orthifix Medical, Inc.
h
146,087
4,553 PerkinElmer, Inc. 541,397
918 Pfizer, Inc. 35,325
21,313 PRA Health Sciences, Inc.
h
2,271,113
4,568 Precision BioSciences, Inc.
h
29,052
3,884 Quest Diagnostics, Inc. 493,540
1,416 Reata Pharmaceuticals, Inc.
h
209,143
4,078 Recordati SPA 219,031
12,127 Repligen Corporation
h
1,830,086
455 Replimune Group, Inc.
h
9,086
2,892 Roche Holding AG 1,001,663
5,388 Sage Therapeutics, Inc.
h
245,531
4,576 Sarepta Therapeutics, Inc.
h
702,508
9 Siegfried Holding AG 4,702
42,121 Silk Road Medical, Inc.
h,j
1,956,942
816 Sonova Holding AG
h
184,501
10,855 Spectrum Pharmaceuticals, Inc.
h
32,456
1,399 STERIS plc 223,322
7,657 Stryker Corporation 1,480,098
875 Surmodics, Inc.
h
41,379
33,738 Syneos Health, Inc.
h
2,104,914
100 Sysmex Corporation 7,690
59,134 Tactile Systems Technology, Inc.
h
2,423,311
3,300 Takeda Pharmaceutical Company,
Ltd. 119,680
115 Tecan Group AG 48,230
Shares Common Stock (25.7%) Value
Health Care (4.2%) - continued
8,660 Teleflex, Inc. $ 3,231,046
9,751 Tenet Healthcare Corporation
h
257,816
700 Terumo Corporation 26,482
6,357 Thermo Fisher Scientific, Inc. 2,631,480
4,860 Tilray, Inc.
h
35,867
300 Tsumura & Company 7,476
2,287 U.S. Physical Therapy, Inc. 189,958
1,940 uniQure B.V.
h
80,956
1,810 United Therapeutics Corporation
h
201,761
7,944 UnitedHealth Group, Inc. 2,405,284
7,184 Universal Health Services, Inc. 789,522
8,729 Varian Medical Systems, Inc.
h
1,245,803
21,896 VBI Vaccines, Inc.
h
89,117
19,634 Veeva Systems, Inc.
h
5,194,567
2,248 Vertex Pharmaceuticals, Inc.
h
611,456
1,538 Viking Therapeutics, Inc.
h
10,797
2,410 Waters Corporation
h
513,691
491 West Pharmaceutical Services,
Inc. 132,015
605 Zimmer Biomet Holdings, Inc. 81,590
25,487 Zoetis, Inc. 3,865,868
Total 132,699,197
Industrials (3.9%)
1,632 3M Company 245,567
28,209 A.O. Smith Corporation 1,357,981
3,305 Aalberts NV 118,029
794 Acuity Brands, Inc. 78,685
5,792 AECOM
h
209,612
5,768 Aegion Corporation
h
88,943
36,197 Aerojet Rocketdyne Holdings, Inc.
h
1,493,126
42,289 AGCO Corporation 2,775,427
10,061 Allegion plc 1,000,667
112,943 Altra Industrial Motion Corporation 3,866,039
32 AMERCO 10,167
14,065 American Airlines Group, Inc. 156,403
26,887 AMETEK, Inc. 2,507,213
10,089 Arcosa, Inc. 425,958
66,860 ASGN, Inc.
h
4,577,236
7,671 Assa Abloy AB 169,346
8,175 Atlas Copco AB, Class A 362,900
3,402 Atlas Copco AB, Class B 131,666
4,561 Avis Budget Group, Inc.
h
118,130
29,943 AZZ, Inc. 945,600
2,685 Bloom Energy Corporation
h
32,650
2,174 Boeing Company 343,492
23,942 BWX Technologies, Inc. 1,305,318
2,579 Carlisle Companies, Inc. 307,107
5,080 Carrier Global Corporation 138,379
20,967 Casella Waste Systems, Inc.
h
1,161,781
5,404 Caterpillar, Inc. 718,084
41,720 CBIZ, Inc.
h
1,008,790
26,297 Chart Industries, Inc.
h
1,802,133
1,526 CIA De Distribucion Integral 28,492
12,649 Copart, Inc.
h
1,179,519
6,026 Cornerstone Building Brands, Inc.
h
34,167
4,414 CRA International, Inc. 184,373
27,719 Crane Company 1,568,064
16,478 CSW Industrials, Inc. 1,100,566
1,190 CSX Corporation 84,895
40,345 Curtiss-Wright Corporation 3,595,546
200 Daikin Industries, Ltd. 35,189
390 Dart Group plc 3,287
3,380 Delta Air Lines, Inc. 84,399
4,309 Douglas Dynamics, Inc. 152,323
31,780 EMCOR Group, Inc. 2,176,930

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Industrials (3.9%) - continued
18,434 Emerson Electric Company $ 1,143,092
11,154 Encore Wire Corporation 559,819
10,190 Expeditors International of
Washington, Inc. 861,157
22,994 Fluor Corporation 234,309
21,734 Forrester Research, Inc.
h
763,081
14,308 FuelCell Energy, Inc.
h
31,907
370 Geberit AG 204,209
6,639 Generac Holdings, Inc.
h
1,046,174
9,086 General Dynamics Corporation 1,333,280
9,289 Gorman-Rupp Company 281,085
1,100 GS Yuasa Corporation 17,105
18,969 GWA Group, Ltd. 38,561
1,400 Hanwa Company, Ltd. 24,877
8,783 Heico Corporation 844,222
29,096 Helios Technologies, Inc. 1,100,702
500 Hino Motors, Ltd. 2,883
12,526 Honeywell International, Inc. 1,871,009
11,344 Hubbell, Inc. 1,531,100
4,369 Huntington Ingalls Industries, Inc. 758,939
3,373 ICF International, Inc. 228,049
24,685 IDEX Corporation 4,068,582
2,367 Illinois Tool Works, Inc. 437,871
4,500 Inaba Denki Sangyo Company,
Ltd. 102,960
944 Ingersoll - Rand, Inc.
h
29,821
11,275 John Bean Technologies
Corporation 1,057,144
4,890 Johnson Controls International plc 188,167
600 Kamigumi Company, Ltd. 10,950
690 Kansas City Southern 118,576
5,700 Kinden Corporation 88,356
4,080 Koninklijke Philips NV
h
210,818
250 Landstar System, Inc. 30,445
6,168 Legrand SA 475,753
2,199 Lennox International, Inc. 589,640
54,207 Lincoln Electric Holdings, Inc. 4,899,771
905 Linde Public Limited Company 221,825
2,910 Lockheed Martin Corporation 1,102,803
20,873 Manpower, Inc. 1,435,854
17,500 Marubeni Corporation 80,569
3,407 Masonite International
Corporation
h
287,380
24,460 McDermott International, Ltd.
h
86,833
9,547 Mercury Systems, Inc.
h
739,224
176,997 Meritor, Inc.
h
4,026,682
31,757 Middleby Corporation
h
2,637,736
11,200 Mitsubishi Corporation 225,678
1,700 Mitsuboshi Belting, Ltd. 28,137
18,300 Mitsui & Company, Ltd. 273,587
6,095 MSC Industrial Direct Company,
Inc. 402,331
8,488 NAPCO Security Technologies,
Inc.
h
223,913
5,849 National Express Group plc 11,638
100 Nidec Corporation 7,944
100 Nikkon Holdings Company, Ltd. 1,822
6,300 Nitto Kogyo Corporation 102,489
3,178 Nobina AB
h,i
20,017
4,057 Nordson Corporation 785,557
1,745 Norfolk Southern Corporation 335,406
548 Northrop Grumman Corporation 178,105
18,676 Old Dominion Freight Line, Inc. 3,414,346
1,160 Otis Worldwide Corporation 72,778
9,608 PageGroup plc 43,991
6,241 Parker-Hannifin Corporation 1,116,640
Shares Common Stock (25.7%) Value
Industrials (3.9%) - continued
50,223 Primoris Services Corporation $ 805,075
7,878 Quad/Graphics, Inc. 24,501
53,158 Raven Industries, Inc. 1,148,744
2,320 Raytheon Technologies
Corporation 131,498
2,300 Recruit Holdings Company, Ltd. 71,750
2,237 Redde Northgate plc 4,811
12,574 Regal-Beloit Corporation 1,156,431
19,352 RELX plc 407,403
1,361 Republic Services, Inc. 118,747
77,067 Ritchie Brothers Auctioneers, Inc. 3,566,661
9,138 Rockwell Automation, Inc. 1,993,363
6,110 Roper Industries, Inc. 2,642,269
7,350 Ryder System, Inc. 269,230
24,787 Saia, Inc.
h
2,960,807
4,552 Sandvik AB
h
85,070
100 Sanwa Holdings Corporation 857
4,322 Schneider Electric SE 495,577
1,853 SEEK, Ltd. 28,500
6,213 Signify NV
h,i
186,411
11,475 Simpson Manufacturing Company,
Inc. 1,108,026
9,003 SiteOne Landscape Supply, Inc.
h
1,152,654
7,430 SKF AB 137,550
70,600 Sojitz Corporation 148,096
79,885 Southwest Airlines Company 2,467,648
2,154 SP Plus Corporation
h
34,227
1,019 Spirax-Sarco Engineering plc 136,174
5,113 Spirit Aerosystems Holdings, Inc. 100,061
3,611 Spirit Airlines, Inc.
h
57,090
2,163 SPX FLOW, Inc.
h
86,693
25,192 Standex International Corporation 1,349,032
12,600 Sumitomo Corporation 139,982
62,760 Summit Materials, Inc.
h
923,827
500 Taikisha, Ltd. 14,053
3,326 Teledyne Technologies, Inc.
h
1,020,084
3,423 Thermon Group Holdings, Inc.
h
46,382
1,700 Toppan Forms Company, Ltd. 16,056
10,316 Toro Company 736,047
1,735 Transcontinental, Inc. 20,000
19,168 Trex Company, Inc.
h
2,670,677
35,325 TriMas Corporation
h
826,605
1,600 Tsubakimoto Chain Company 37,554
3,591 UniFirst Corporation 669,650
5,965 Union Pacific Corporation 1,034,033
8,241 United Airlines Holdings, Inc.
h
258,603
29,165 United Rentals, Inc.
h
4,531,366
18,605 Valmont Industries, Inc. 2,254,926
9,842 Verisk Analytics, Inc. 1,857,284
1,394 Vinci SA 119,975
7,281 Waste Connections, Inc. 745,356
4,688 Watsco, Inc. 1,106,696
56,831 Willdan Group, Inc.
h
1,401,452
7,640 XPO Logistics, Inc.
h
573,153
1,000 Yuasa Trading Company, Ltd. 26,739
Total 124,637,334
Information Technology (6.0%)
8,790 Accenture plc 1,975,816
4,066 Adobe, Inc.
h
1,806,605
5,238 ADTRAN, Inc. 65,056
12,624 Advanced Energy Industries, Inc.
h
928,748
18,946 Advanced Micro Devices, Inc.
h
1,466,989
500 Advantest Corporation 27,300
38,335 Agilysys, Inc.
h
803,502
18,223 Akamai Technologies, Inc.
h
2,048,994

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Information Technology (6.0%) - continued
18,682 Alliance Data Systems Corporation $ 828,734
10,637 Alteryx, Inc.
h
1,866,687
1,820 Amadeus IT Holding SA 90,882
4,520 American Software, Inc. 74,444
40,139 Amphenol Corporation 4,245,101
1,196 Analog Devices, Inc. 137,361
45,707 Anaplan, Inc.
h
2,075,555
7,220 ANSYS, Inc.
h
2,242,532
25,888 Apple, Inc. 11,003,436
140 ASM International NV 21,416
1,267 ASML Holding NV 450,468
3,083 Aspen Technology, Inc.
h
299,853
8,493 Atlassian Corporation plc
h
1,500,288
10,722 Automatic Data Processing, Inc. 1,425,061
18,638 Avalara, Inc.
h
2,505,879
5,935 Avnet, Inc. 158,583
100 Azbil Corporation 3,334
20,508 Bandwidth, Inc.
h,j
2,969,148
2,729 BE Semiconductor Industries NV 122,019
22,374 Benchmark Electronics, Inc. 455,535
35,034 Blackline, Inc.
h
3,114,873
91 Broadcom, Ltd. 28,824
6,377 Broadridge Financial Solutions,
Inc. 856,686
1,454 CACI International, Inc.
h
302,170
2,400 Canon, Inc. 38,622
223 Capgemini SA 28,922
32,292 CDK Global, Inc. 1,467,994
7,184 CDW Corporation 835,140
662 CEVA, Inc.
h
26,612
7,291 CGI, Inc.
h
520,759
94,256 Change Healthcare, Inc.
h
1,099,025
40,747 Ciena Corporation
h
2,424,854
36,926 Cisco Systems, Inc. 1,739,215
16,685 Cognex Corporation 1,115,726
10,094 CommScope Holding Company,
Inc.
h
93,672
200 Computer Engineering &
Consulting, Ltd. 2,873
27,019 Computer Services, Inc. 1,546,838
9,557 Computershare, Ltd. 91,468
16,451 Coupa Software, Inc.
h
5,041,409
9,092 Cree, Inc.
h
626,621
15,228 CTS Corporation 302,428
100 Cybozu, Inc. 2,964
26,325 Descartes Systems Group, Inc.
h
1,482,887
678 Dialog Semiconductor plc
h
31,781
16,597 DocuSign, Inc.
h
3,598,728
67,038 Dolby Laboratories, Inc. 4,665,845
2,088 Domo, Inc.
h
67,192
40,406 Dropbox, Inc.
h
919,236
4,217 DSP Group, Inc.
h
62,622
200 DTS Corporation 3,827
34,316 Elastic NV
h
3,300,856
17,330 Endava plc ADR
h
895,094
2,866 EPAM Systems, Inc.
h
831,369
7,190 ePlus, Inc.
h
535,943
29,955 Euronet Worldwide, Inc.
h
2,879,874
59,673 Eventbrite, Inc.
h,j
508,414
10,575 ExlService Holdings, Inc.
h
677,434
2,182 eXp World Holdings, Inc.
h
43,356
4,284 F5 Networks, Inc.
h
582,196
1,062 Fair Isaac Corporation
h
466,420
23,089 Five9, Inc.
h
2,789,613
1,294 FLIR Systems, Inc. 53,908
2,200 Fuji Soft, Inc. 99,254
Shares Common Stock (25.7%) Value
Information Technology (6.0%) - continued
100 Fujitsu, Ltd. $ 13,390
2,567 Gartner, Inc.
h
319,951
17,162 Global Payments, Inc. 3,055,179
100 GMO Payment Gateway, Inc. 10,484
22,365 Guidewire Software, Inc.
h
2,631,466
16,506 Halma plc 468,835
27,849 Health Catalyst, Inc.
h,j
971,930
1,100 Hitachi, Ltd. 32,949
1,000 Hoya Corporation 98,620
8,004 II-VI, Inc.
h
405,963
10,611 Inphi Corporation
h
1,386,433
14,795 Intel Corporation 706,165
4,024 InterDigital, Inc. 241,520
3,218 International Business Machines
Corporation 395,621
5,482 Intuit, Inc. 1,679,520
400 ITOCHU Techno-Solutions
Corporation 16,246
3,121 Jack Henry & Associates, Inc. 556,474
200 Japan Material Company, Ltd. 3,045
13,238 Juniper Networks, Inc. 335,980
400 Keyence Corporation 168,675
5,593 KLA-Tencor Corporation 1,117,649
5,825 Lam Research Corporation 2,196,957
400 Lasertec Corporation 35,318
80,063 Lattice Semiconductor
Corporation
h
2,489,159
7,336 Littelfuse, Inc. 1,303,240
34,404 Lumentum Holdings, Inc.
h
3,193,723
4,994 ManTech International Corporation 347,483
11,927 MasterCard, Inc. 3,679,837
53,781 Medallia, Inc.
h
1,652,690
8,431 Methode Electronics, Inc. 237,754
46,468 Microsoft Corporation 9,526,405
7,800 MicroStrategy, Inc.
h
966,576
29,559 MKS Instruments, Inc. 3,766,999
7,183 MoneyGram International, Inc.
h
24,997
33,984 Monolithic Power Systems, Inc. 9,006,100
5,614 Motorola Solutions, Inc. 784,837
13,953 MTS Systems Corporation 258,828
300 Murata Manufacturing Company,
Ltd. 19,269
48,857 National Instruments Corporation 1,734,423
7,300 NEC Networks & System
Integration Corporation 155,081
417 NetApp, Inc. 18,473
11,604 Nice, Ltd. ADR
h,j
2,381,605
17,207 Nova Measuring Instruments, Ltd.
h
884,440
9,087 Novanta, Inc.
h
942,140
300 NS Solutions Corporation 7,900
300 NSD Company, Ltd. 5,455
200 NTT Data Corporation 2,274
105,400 Nuance Communications, Inc.
h
2,882,690
3,620 NVIDIA Corporation 1,537,016
100 OBIC Company, Ltd. 17,933
14,068 Oracle Corporation 780,071
400 Oracle Corporation Japan 48,185
300 Otsuka Corporation 15,642
8,877 Palo Alto Networks, Inc.
h
2,271,802
3,664 Paychex, Inc. 263,515
5,308 PayPal Holdings, Inc.
h
1,040,740
15,542 Plexus Corporation
h
1,154,615
4,122 Progress Software Corporation 143,693
9,282 Proofpoint, Inc.
h
1,073,649
17,696 Q2 Holdings, Inc.
h
1,664,309
7,471 QAD, Inc. 295,179

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Information Technology (6.0%) - continued
1,260 QUALCOMM, Inc. $ 133,069
1,089 Qualys, Inc.
h
134,470
11,481 Rogers Corporation
h
1,368,420
1,100 Ryoyo Electro Corporation 30,632
993 Sage Group plc 9,423
122,272 SailPoint Technologies Holdings,
Inc.
h
3,851,568
1,512 Salesforce.com, Inc.
h
294,613
134 Samsung Electronics Company,
Ltd. GDR 162,501
223 SAP SE 35,201
8,635 ScanSource, Inc.
h
198,173
3,145 Semtech Corporation
h
175,271
11,173 ServiceNow, Inc.
h
4,907,182
3,774 Silicon Laboratories, Inc.
h
379,325
248 Skyworks Solutions, Inc. 36,104
4,665 Square, Inc.
h
605,750
65,547 STMicroelectronics NV ADR
j
1,831,383
15,045 Synopsys, Inc.
h
2,997,265
6,723 TE Connectivity, Ltd. 598,818
393 Technology One, Ltd. 2,358
16,713 Teradyne, Inc. 1,486,788
17,893 Texas Instruments, Inc. 2,282,252
600 TIS, Inc. 12,849
500 Tokyo Electron, Ltd. 138,359
284 Tyler Technologies, Inc.
h
101,459
6,252 VeriSign, Inc.
h
1,323,423
36,002 Virtusa Corporation
h
1,461,681
12,471 Visa, Inc. 2,374,478
490 VMware, Inc.
h,j
68,703
7,384 WEX, Inc.
h
1,169,404
13,856 Zscaler, Inc.
h
1,799,202
Total 190,800,091
Materials (1.1%)
7,616 AdvanSix, Inc.
h
94,819
329 Air Liquide SA 54,114
5,300 Air Water, Inc. 68,718
2,325 Anglo American plc 56,284
8,465 AptarGroup, Inc. 975,168
3,894 Avery Dennison Corporation 441,346
3,530 Axalta Coating Systems, Ltd.
h
78,366
449 Balchem Corporation 45,017
16,464 Ball Corporation 1,212,244
487 Barrick Gold Corporation 14,074
2,534 BHP Group, Ltd. 66,717
26,689 Boise Cascade Company 1,243,441
5,901 Cabot Corporation 215,269
2,665 Celanese Corporation 259,038
2,300 Centamin plc 6,157
3,680 CF Industries Holdings, Inc. 115,294
23,026 Chemours Company 426,672
56 Christian Hansen Holding AS 6,390
1,856 Croda International plc 138,522
23,832 Eastman Chemical Company 1,778,582
6,893 Ecolab, Inc. 1,289,542
114,808 Element Solutions, Inc.
h
1,246,815
75 EMS-CHEMIE Holding AG 64,768
183 Eramet SA
h
4,984
22,270 Ferroglobe Representation &
Warranty Insurance Trust
c,h
2
31 Givaudan SA 128,393
6,010 Granges AB
h
48,545
3,595 Hecla Mining Company 19,844
9,337 Hexpol AB
h
62,125
6,108 Hochschild Mining plc 21,644
Shares Common Stock (25.7%) Value
Materials (1.1%) - continued
667 Holmen AB $ 22,988
10,873 IAMGOLD Corporation
h
54,148
260 IMCD NV 26,886
4,640 Ingevity Corporation
h
271,347
14,596 Innospec, Inc. 1,097,181
263,641 Ivanhoe Mines, Ltd.
h
929,027
17,238 Kaiser Aluminum Corporation 1,067,894
3,319 Koninklijke DSM NV 508,027
5,433 Kraton Performance Polymers,
Inc.
h
71,444
4,700 Kyoei Steel, Ltd. 55,883
600 Lintec Corporation 13,999
169,668 Louisiana-Pacific Corporation 5,373,386
468 MAG Silver Corporation
h
7,907
11,407 Martin Marietta Materials, Inc. 2,363,302
10,047 Materion Corporation 576,899
8,230 Minerals Technologies, Inc. 385,822
22,584 Myers Industries, Inc. 340,115
13,854 Neenah, Inc. 618,027
9,500 Nippon Steel Corporation 77,894
100 Nippon Steel Trading Corporation 2,982
1,729 Northern Star Resources, Ltd. 19,624
391 Novozymes AS 23,389
7,251 Nucor Corporation 304,179
9,059 Olin Corporation 101,823
2,515 Olympic Steel, Inc. 26,609
416 Osisko Gold Royalties, Ltd. 4,876
6,654 PPG Industries, Inc. 716,303
8,866 Quaker Chemical Corporation 1,720,004
3,242 Ramelius Resources, Ltd. 5,125
3,658 Reliance Steel & Aluminum
Company 359,435
1,418 Rio Tinto plc 86,317
1,525 Rio Tinto, Ltd. 111,613
2,844 RPM International, Inc. 232,042
10,151 Ryerson Holding Corporation
h
57,150
13,666 Sandfire Resources, Ltd. 46,446
6,361 Sensient Technologies Corporation 332,108
1,374 Sherwin-Williams Company 890,242
200 Shin-Etsu Chemical Company, Ltd. 23,408
966 Sika AG 212,261
5,734 Silver Lake Resources, Ltd.
h
10,263
52,103 Steel Dynamics, Inc. 1,428,143
13,400 Sumitomo Chemical Company,
Ltd. 38,667
1,214 Symrise AG 151,764
800 Taiyo Holdings Company, Ltd. 37,794
3,500 Toagosei Company, Ltd. 33,369
24,200 Toray Industries, Inc. 104,751
2,400 Ube Industries, Ltd. 39,197
17,504 UFP Technologies, Inc.
h
755,123
15,116 United States Lime & Minerals, Inc. 1,363,614
9,571 United States Steel Corporation 63,743
6,074 UPM-Kymmene Oyj 162,138
5,166 Verso Corporation 63,077
2,156 W. R. Grace & Company 99,456
2,273 Worthington Industries, Inc. 85,056
Total 33,757,161
Real Estate (1.7%)
51,501 Agree Realty Corporation 3,449,022
6,453 Alexandria Real Estate Equities,
Inc. 1,145,730
3,110 Allied Properties REIT 93,129
3,275 Alstria Office REIT AG
h
48,956

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Real Estate (1.7%) - continued
30,339 American Campus Communities,
Inc. $ 1,081,282
1,868 American Tower Corporation 488,277
18,739 Apartment Investment &
Management Company 727,448
12,791 Armada Hoffler Properties, Inc. 123,305
59,208 Ascendas REIT 153,258
7,800 Ascott Trust 5,120
3,529 Ashford Hospitality Trust, Inc. 13,834
498 AvalonBay Communities, Inc. 76,254
565 BBX Capital Corporation 7,865
230 Bluerock Residential Growth REIT,
Inc. 1,665
29,747 Camden Property Trust 2,701,325
12,682 CareTrust REIT, Inc. 228,530
4,255 Castellum AB 91,510
34,827 CBL & Associates Properties, Inc.
h
6,366
42,446 CBRE Group, Inc.
h
1,859,559
38,904 Cedar Realty Trust, Inc. 31,648
2,970 Choice Properties REIT 28,116
5,849 City Office REIT, Inc. 50,594
114 Cofinimmo SA 16,272
19,624 Colliers International Group, Inc. 1,059,892
7,086 Colony Credit Real Estate, Inc. 44,642
5,854 Columbia Property Trust, Inc. 70,014
451 Community Healthcare Trust, Inc. 20,624
4,925 Corepoint Lodging, Inc. 27,531
9,380 CoreSite Realty Corporation 1,210,489
3,965 CoStar Group, Inc.
h
3,369,298
2,320 CyrusOne, Inc. 193,534
1,500 Daito Trust Construction Company,
Ltd. 117,633
5,158 Digital Realty Trust, Inc. 828,065
14,747 Diversified Healthcare Trust 57,440
19,271 Douglas Emmett, Inc. 561,557
26,600 Duke Realty Corporation 1,069,054
1,626 Easterly Government Properties,
Inc. 39,756
3,320 EastGroup Properties, Inc. 440,431
1,192 Entra ASA
i
16,827
8,098 EPR Properties 231,846
7,617 Equity Lifestyle Properties, Inc. 520,393
15,900 Equity Residential 852,717
53,621 Essential Properties Realty Trust,
Inc. 863,298
4,265 Essex Property Trust, Inc. 941,456
6,516 Farmland Partners, Inc. 45,026
52,080 First Industrial Realty Trust, Inc. 2,287,354
12,994 FirstService Corporation 1,553,433
16,930 Four Corners Property Trust, Inc. 426,636
3,503 Franklin Street Properties
Corporation 18,391
2 Fukuoka REIT Corporation 2,321
11,611 Gaming and Leisure Properties,
Inc. 420,434
12,100 Getty Realty Corporation 358,523
5,890 Gladstone Commercial
Corporation 107,198
4,495 Granite REIT 261,421
1 Hankyu REIT, Inc. 1,077
14,463 Healthcare Realty Trust, Inc. 423,766
14,199 Healthcare Trust of America, Inc. 392,034
51,127 Host Hotels & Resorts, Inc. 551,149
4,113 Hudson Pacific Properties, Inc. 96,943
7,000 Hysan Development Company,
Ltd. 19,339
Shares Common Stock (25.7%) Value
Real Estate (1.7%) - continued
9,673 Industrial Logistics Properties Trust $ 204,197
3,933 Innovative Industrial Properties,
Inc. 409,937
3,438 Investors Real Estate Trust 248,567
98 Japan Hotel REIT Investment
Corporation 35,548
4,900 Jones Lang LaSalle, Inc. 484,659
40,659 Kilroy Realty Corporation 2,369,200
820 Kungsleden AB 6,632
3,934 Lamar Advertising Company 258,582
10,261 Lexington Realty Trust 119,028
15,600 Mapletree Commercial Trust 21,006
64,488 Medical Properties Trust, Inc. 1,298,143
2,028 MGM Growth Properties LLC 55,446
4 Mori Trust Sogo REIT, Inc. 4,669
1,629 National Health Investors, Inc. 100,998
22,774 National Retail Properties, Inc. 807,338
94,038 National Storage Affiliates Trust 2,898,251
37,823 New Residential Investment
Corporation 299,936
11,153 New Senior Investment Group, Inc. 37,920
19,021 NexPoint Residential Trust, Inc. 727,173
8 Nomura Real Estate Master Fund,
Inc. 9,921
9,774 Omega Healthcare Investors, Inc. 316,482
5,036 One Liberty Properties, Inc. 85,461
6,536 Physicians Realty Trust 117,909
1,845 Plymouth Industrial REIT, Inc. 24,483
4,945 PotlatchDeltic Corporation 211,696
12,416 Preferred Apartment Communities,
Inc. 89,768
2,073 PS Business Parks, Inc. 285,970
2,916 PSP Swiss Property AG 323,935
3,861 QTS Realty Trust, Inc. 277,799
6,489 Quebecor, Inc. 148,049
22,795 Rayonier, Inc. REIT 633,245
25,152 Retail Properties of America, Inc. 159,967
26,246 Rexford Industrial Realty, Inc. 1,231,725
1,711 RioCan REIT 19,110
838 RMR Group, Inc. 24,101
11,000 Road King Infrastructure, Ltd. 14,797
37,842 Sabra Health Care REIT, Inc. 557,791
5,477 SBA Communications Corporation 1,706,305
64,263 Service Properties Trust 430,562
9,223 Spirit Realty Capital, Inc. 317,825
10,651 STAG Industrial, Inc. 347,223
16,566 Store Capital Corporation 392,449
152,650 Sunstone Hotel Investors, Inc. 1,141,822
1,060 Swiss Prime Site AG 96,739
9,945 TAG Immobilien AG 261,498
11,321 Terreno Realty Corporation 687,864
23,255 UDR, Inc. 841,831
5,290 UMH Properties, Inc. 65,067
388 Unibail-Rodamco-Westfield 20,352
10 United Urban Investment
Corporation 9,725
33,176 Uniti Group, Inc. 328,442
345 Universal Health Realty Income
Trust 24,005
1,972 Waypoint REIT, Ltd. 3,552
25,900 Wing Tai Holdings, Ltd. 32,260
5,550 WP Carey, Inc. 396,104
Total 53,953,671
Utilities (0.3%)
2,293 AGL Energy, Ltd. 27,162

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Utilities (0.3%) - continued
2,359 ALLETE, Inc. $ 139,889
13,806 Alliant Energy Corporation 743,453
7,724 Artesian Resources Corporation 270,958
4,244 Black Hills Corporation 245,558
38,153 CenterPoint Energy, Inc. 725,289
1,565 Chesapeake Utilities Corporation 132,227
11,557 CMS Energy Corporation 741,728
6,970 Consolidated Water Company,
Ltd. 85,522
2,828 DTE Energy Company 327,002
1,530 Duke Energy Corporation 129,652
6,435 Enagas SA 162,351
1,603 Enel SPA 14,684
12,105 Entergy Corporation 1,272,599
2,128 Essential Utilities, Inc. 96,505
1,966 Exelon Corporation 75,907
1,970 FirstEnergy Corporation 57,130
5,256 Hawaiian Electric Industries, Inc. 190,583
4,958 IDACORP, Inc. 462,333
5,127 MDU Resources Group, Inc. 107,564
1,100 Middlesex Water Company 70,466
2,160 National Fuel Gas Company 87,631
9,838 New Jersey Resources
Corporation 305,568
199 NextEra Energy, Inc. 55,859
1,667 Northland Power, Inc. 45,675
1,213 Northwest Natural Holding
Company 64,883
11,097 NorthWestern Corporation 624,317
8,817 OGE Energy Corporation 290,079
4,876 Otter Tail Corporation 186,507
28,529 PNM Resources, Inc. 1,204,780
14,560 Portland General Electric
Company 642,533
1,630 South Jersey Industries, Inc. 38,028
4,358 Southwest Gas Holdings, Inc. 303,491
11,891 Spire, Inc. 733,199
12,601 UGI Corporation 420,117
3,471 Unitil Corporation 149,774
Total 11,231,003
Total Common Stock
(cost $692,495,513) 819,982,229
Principal
Amount Long-Term Fixed Income ( 18.8% ) Value
Asset-Backed Securities (0.6%)
Access Group, Inc.
72,650
0.672%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
71,027
Aimco
550,000
1.578%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
540,583
Ares CLO, Ltd.
700,000
1.673%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
680,778
Benefit Street Partners CLO IV, Ltd.
400,000
1.522%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,i
397,458
450,000
2.022%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
445,274
Principal
Amount Long-Term Fixed Income (18.8%) Value
Asset-Backed Securities (0.6%) - continued
Buttermilk Park CLO, Ltd.
$ 1,150,000
1.675%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
$ 1,117,611
Carlyle Global Market Strategies
CLO, Ltd.
750,000
1.725%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
719,125
Carvana Auto Receivables Trust
500,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
505,535
CBAM, Ltd.
800,000
1.555%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
792,239
Colony American Finance Trust
831,950
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
875,311
Commonbond Student Loan Trust
104,066
0.672%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
102,535
CoreVest American Finance Trust
990,340
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
1,018,224
Dryden Senior Loan Fund
650,000
1.672%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
634,878
Earnest Student Loan Program,
LLC
176,353
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
177,849
Galaxy XX CLO, Ltd.
450,000
1.272%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
437,963
Golub Capital Partners, Ltd.
500,000
1.422%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,i
494,112
416,000
1.472%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
404,055
Harley Marine Financing, LLC
1,394,209
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,253,321
Home Partners of America Trust
954,331
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
993,554
957,060
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
985,771
Laurel Road Prime Student Loan
Trust
412,836
0.372%,  11/25/2043, Ser.
2018-D, Class A
b,i
429,894
Madison Park Funding XIV, Ltd.
525,000
1.658%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
509,391
Magnetite XII, Ltd.
450,000
1.375%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
440,906

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Asset-Backed Securities (0.6%) - continued
Mountain View CLO, Ltd.
$ 300,000
1.395%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
$ 291,079
National Collegiate Trust
289,128
0.467%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
279,126
Neuberger Berman CLO XIV, Ltd.
550,000
1.277%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,i
541,052
Neuberger Berman CLO, Ltd.
250,000
1.288%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
246,223
Octagon Investment Partners XVI,
Ltd.
100,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
97,470
OneMain Financial Issuance Trust
690,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
i
717,634
OZLM VIII, Ltd.
932,936
1.443%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
918,147
Palmer Square Loan Funding, Ltd.
400,000
1.922%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
394,806
PPM CLO 3, Ltd.
250,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
246,721
Pretium Mortgage Credit Partners,
LLC
546,697
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
i,k
547,602
RCO Mortgage, LLC
339,099
4.458%,  10/25/2023, Ser.
2018-2, Class A1
i,k
340,340
Shackleton CLO, Ltd.
300,000
1.445%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,i
292,457
SLM Student Loan Trust
194,784
0.572%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
184,052
Voya CLO, Ltd.
349,454
1.475%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
342,936
Total 19,467,039
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
450,000 2.700%,  5/15/2040 508,083
Alcoa Nederland Holding BV
160,000 5.500%,  12/15/2027
i
172,448
Anglo American Capital plc
12,000 4.125%,  9/27/2022
i
12,658
320,000 4.875%,  5/14/2025
i
363,634
Principal
Amount Long-Term Fixed Income (18.8%) Value
Basic Materials (0.2%) - continued
BWAY Holding Company
$ 150,000 5.500%,  4/15/2024
i
$ 152,937
Cleveland-Cliffs, Inc.
130,000 5.750%,  3/1/2025 112,125
100,000 9.875%,  10/17/2025
i
109,250
DowDuPont, Inc.
425,000 4.493%,  11/15/2025 496,582
EI du Pont de Nemours &
Company
285,000 2.300%,  7/15/2030 304,482
First Quantum Minerals, Ltd.
215,000 7.500%,  4/1/2025
i
217,150
Freeport-McMoRan, Inc.
150,000 4.125%,  3/1/2028 157,688
165,000 4.250%,  3/1/2030 172,392
Glencore Funding, LLC
84,000 4.125%,  5/30/2023
i
90,225
115,000 4.000%,  3/27/2027
i
126,592
International Paper Company
230,000 4.350%,  8/15/2048 286,941
Kinross Gold Corporation
6,000 5.125%,  9/1/2021 6,212
168,000 5.950%,  3/15/2024 190,922
265,000 4.500%,  7/15/2027 302,599
Koppers, Inc.
190,000 6.000%,  2/15/2025
i
195,700
Krayton Polymers, LLC
200,000 7.000%,  4/15/2025
i
207,000
Methanex Corporation
240,000 5.250%,  12/15/2029 232,200
Norbord, Inc.
220,000 5.750%,  7/15/2027
i
234,300
Novelis Corporation
230,000 5.875%,  9/30/2026
i
245,389
70,000 4.750%,  1/30/2030
i
73,029
Olin Corporation
240,000 5.125%,  9/15/2027 232,800
Peabody Securities Finance
Corporation
220,000 6.375%,  3/31/2025
i
110,000
Sherwin-Williams Company
207,000 3.125%,  6/1/2024 224,690
Syngenta Finance NV
275,000 3.933%,  4/23/2021
i
277,760
Teck Resources, Ltd.
350,000 6.125%,  10/1/2035 409,467
Tronox Finance plc
230,000 5.750%,  10/1/2025
i
227,700
Vale Overseas, Ltd.
130,000 6.250%,  8/10/2026 156,260
77,000 6.875%,  11/21/2036 105,105
WestRock Company
215,000 3.750%,  3/15/2025 240,737
Xstrata Finance Canada, Ltd.
9,000 4.950%,  11/15/2021
i
9,424
Total 6,964,481
Capital Goods (0.3%)
AECOM
415,000 5.125%,  3/15/2027 455,981
Amsted Industries, Inc.
280,000 5.625%,  7/1/2027
i
295,400
Ardagh Packaging Finance plc
200,000 5.250%,  8/15/2027
i
209,354

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Capital Goods (0.3%) - continued
Berry Global, Inc.
$ 170,000 4.875%,  7/15/2026
i
$ 179,563
Carrier Global Corporation
425,000 2.700%,  2/15/2031
i
448,140
Cintas Corporation No. 2
9,000 2.900%,  4/1/2022 9,335
135,000 3.700%,  4/1/2027 155,398
CNH Industrial Capital, LLC
200,000 4.875%,  4/1/2021 205,172
CNH Industrial NV
125,000 3.850%,  11/15/2027 134,921
Covanta Holding Corporation
210,000 6.000%,  1/1/2027 217,350
Crown Americas Capital
Corporation IV
320,000 4.500%,  1/15/2023 337,766
Crown Cork & Seal Company, Inc.
180,000 7.375%,  12/15/2026 212,400
Emerson Electric Company
450,000 1.800%,  10/15/2027 479,574
H&E Equipment Services, Inc.
240,000 5.625%,  9/1/2025 249,900
Ingersoll-Rand Luxembourg
Finance SA
450,000 3.500%,  3/21/2026 499,358
Jeld-Wen, Inc.
140,000 6.250%,  5/15/2025
i
149,800
30,000 4.625%,  12/15/2025
i
30,300
L3Harris Technologies, Inc.
333,000 3.950%,  5/28/2024 366,104
Lockheed Martin Corporation
184,000 3.600%,  3/1/2035 229,866
168,000 4.500%,  5/15/2036 227,722
46,000 6.150%,  9/1/2036 71,256
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 398,309
Owens-Brockway Glass Container,
Inc.
69,000 5.000%,  1/15/2022
i
69,173
Republic Services, Inc.
130,000 2.900%,  7/1/2026 144,532
Reynolds Group Issuer, Inc.
390,000 5.125%,  7/15/2023
i
395,967
Roper Technologies, Inc.
70,000 3.650%,  9/15/2023 76,510
116,000 4.200%,  9/15/2028 140,219
Siemens
Financieringsmaatschappij NV
362,000 4.200%,  3/16/2047
i
512,433
Spirit AeroSystems, Inc.
70,000 7.500%,  4/15/2025
i
68,796
Standard Industries, Inc.
310,000 4.375%,  7/15/2030
i
334,800
Textron, Inc.
300,000 3.375%,  3/1/2028 317,038
TransDigm, Inc.
115,000 6.250%,  3/15/2026
i
121,325
320,000 5.500%,  11/15/2027 303,584
United Rentals North America, Inc.
150,000 5.875%,  9/15/2026 160,125
430,000 4.000%,  7/15/2030 445,050
United Technologies Corporation
225,000 4.450%,  11/16/2038 290,611
400,000 3.750%,  11/1/2046 492,181
Principal
Amount Long-Term Fixed Income (18.8%) Value
Capital Goods (0.3%) - continued
WESCO Distribution, Inc.
$ 70,000 7.250%,  6/15/2028
i
$ 76,475
Total 9,511,788
Collateralized Mortgage Obligations (0.8%)
Ajax Mortgage Loan Trust
606,685
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
615,904
Angel Oak Mortgage Trust
420,566
2.531%,  1/26/2065, Ser.
2020-2, Class A1A
b,i
428,150
Angel Oak Mortgage Trust I, LLC
327,541
3.500%,  7/25/2046, Ser.
2016-1, Class A1
i
340,625
719,540
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,i
733,760
Banc of America Alternative Loan
Trust
24,477
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 23,190
Bellemeade Re, Ltd.
112,009
1.772%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
110,905
157,000
1.272%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
156,448
700,000
2.822%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,i
702,110
BRAVO Residential Funding Trust
405,543
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
417,106
CHL Mortgage Pass-Through Trust
1,442,682
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,158,218
CIM Trust
776,170
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
817,449
Citicorp Mortgage Securities, Inc.
550,125
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 536,179
Citigroup Mortgage Loan Trust,
Inc.
100,046
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 101,998
8,056
3.737%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
6,826
COLT Funding, LLC
201,181
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,i
203,113
Countrywide Alternative Loan Trust
80,054
3.354%,  10/25/2035, Ser.
2005-43, Class 4A1
b
74,573
122,926
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 66,954
334,048
7.000%,  10/25/2037, Ser.
2007-24, Class A10 190,611
Countrywide Home Loan
Mortgage Pass Through Trust
49,206
3.558%,  11/25/2035, Ser.
2005-22, Class 2A1
b
44,671
Countrywide Home Loans, Inc.
113,303
5.750%,  4/25/2037, Ser.
2007-3, Class A27 85,261

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
Credit Suisse First Boston
Mortgage Securities Corporation
$ 17,198
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 $ 17,230
Credit Suisse Mortgage Capital
Certificates
505,761
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,k
506,027
Credit Suisse Mortgage Trust
1,538,989
3.552%,  2/25/2060, Ser.
2020-RPL2, Class A12
i
1,534,173
779,150
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
826,682
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
47,633
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 42,089
Ellington Financial Mortgage Trust
784,366
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,i
802,635
Federal Home Loan Mortgage
Corporation - REMIC
298,183
4.000%,  7/15/2031, Ser.
4104, Class KI
l
18,326
210,798
3.000%,  2/15/2033, Ser.
4170, Class IG
l
19,966
710,494
3.000%,  3/15/2033, Ser.
4180, Class PI
l
70,322
Federal National Mortgage
Association - REMIC
1,270,746
3.000%,  12/25/2027, Ser.
2012-137, Class AI
l
77,688
FWD Securitization Trust
1,186,543
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
1,214,731
Galton Funding Mortgage Trust
2017-1
333,504
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
341,323
GS Mortgage-Backed Securities
Trust
316,880
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
319,430
J.P. Morgan Alternative Loan Trust
81,866
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 67,001
MASTR Alternative Loans Trust
202,424
0.622%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
35,570
Merrill Lynch Alternative Note
Asset Trust
97,652
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 65,875
MFRA Trust
412,585
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
i,k
412,177
New Residential Mortgage Loan
Trust
493,557
4.335%,  7/25/2050, Ser.
2020-NPL1, Class A1
i,k
493,500
Principal
Amount Long-Term Fixed Income (18.8%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 582,052
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,k
$ 585,791
506,561
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
504,056
RCO Mortgage, LLC
674,382
3.721%,  5/24/2024, Ser.
2019-1, Class A1
i,k
677,651
947,256
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,k
943,254
371,812
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,i
388,857
Residential Accredit Loans, Inc.
Trust
220,916
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 221,240
30,784
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 30,576
Residential Funding Mortgage
Security I Trust
32,292
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 30,019
Sequoia Mortgage Trust
171,174
3.530%,  9/20/2046, Ser.
2007-1, Class 4A1
b
130,556
Silver Hill Trust
317,750
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
323,613
Starwood Mortgage Residential
Trust
260,669
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
260,857
Structured Adjustable Rate
Mortgage Loan Trust
41,983
3.922%,  9/25/2035, Ser.
2005-18, Class 1A1
b
33,449
Structured Asset Mortgage
Investments, Inc.
52,685
0.482%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
48,412
Toorak Mortgage Corporation
1,250,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,k
1,257,198
2,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 1,997,628
400,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,k
392,356
Vericrest Opportunity Loan
Transferee
571,650
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
i,k
572,246
Verus Securitization Trust
76,199
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,i
76,117
104,344
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
106,351
95,113
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,i
97,011
169,468
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
168,772
639,393
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
650,688

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
$ 426,625
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
$ 425,694
386,524
1.977%,  4/25/2060, Ser.
2020-INV1, Class A1
b,i
385,301
1,375,723
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
1,374,666
434,958
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,i
439,552
WaMu Mortgage Pass Through
Certificates
46,593
3.709%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
43,113
99,185
3.711%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
94,239
Total 25,938,059
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
454,580
3.000%,  3/15/2045, Ser.
4741, Class GA 471,207
Federal National Mortgage
Association - ACES
5,999,599
1.770%,  12/25/2028, Ser.
2020-M11, Class IO
b,l
725,039
GS Mortgage Securities Trust
700,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 761,469
800,000
3.470%,  11/10/2048, Ser.
2015-GS1, Class A2 859,629
Morgan Stanley Capital I Trust
2,850,000
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,l
424,415
UBS Commercial Mortgage Trust
625,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 687,121
Total 3,928,880
Communications Services (0.8%)
Altice France SA
130,000 5.500%,  1/15/2028
i
137,150
AMC Networks, Inc.
145,000 5.000%,  4/1/2024 147,356
American Tower Corporation
290,000 2.900%,  1/15/2030 321,088
450,000 2.100%,  6/15/2030 467,947
AT&T, Inc.
450,000 2.300%,  6/1/2027 476,580
550,000 4.350%,  3/1/2029 657,187
97,000 4.300%,  2/15/2030 116,499
180,000 5.250%,  3/1/2037 232,427
180,000 4.900%,  8/15/2037 225,884
126,000 6.350%,  3/15/2040 179,279
125,000 5.550%,  8/15/2041 165,958
500,000 3.100%,  2/1/2043
e
512,169
British Telecommunications plc
425,000 4.500%,  12/4/2023 474,938
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
i
290,895
190,000 5.125%,  5/1/2027
i
201,578
470,000 4.750%,  3/1/2030
i
500,256
60,000 4.500%,  8/15/2030
i
63,594
Principal
Amount Long-Term Fixed Income (18.8%) Value
Communications Services (0.8%) - continued
$ 110,000 4.250%,  2/1/2031
i
$ 114,729
Charter Communications
Operating, LLC
77,000 6.834%,  10/23/2055 110,612
200,000 4.500%,  2/1/2024 222,282
250,000 4.200%,  3/15/2028 287,424
640,000 6.484%,  10/23/2045 898,933
Clear Channel Worldwide
Holdings, Inc.
210,000 5.125%,  8/15/2027
i
205,800
Comcast Corporation
400,000 4.950%,  10/15/2058 616,251
225,000 4.049%,  11/1/2052 295,415
140,000 2.750%,  3/1/2023 148,375
245,000 3.950%,  10/15/2025 283,765
400,000 4.250%,  10/15/2030 501,619
360,000 4.400%,  8/15/2035 467,632
243,000 4.750%,  3/1/2044 342,480
150,000 4.600%,  8/15/2045 207,651
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
i
280,918
92,000 4.600%,  8/15/2047
i
123,276
Crown Castle International
Corporation
126,000 5.250%,  1/15/2023 140,077
184,000 3.200%,  9/1/2024 200,549
CSC Holdings, LLC
190,000 5.500%,  5/15/2026
i
199,262
130,000 4.125%,  12/1/2030
i
136,988
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 269,592
Embarq Corporation
200,000 7.995%,  6/1/2036 234,400
Entercom Media Corporation
110,000 6.500%,  5/1/2027
i
98,175
Fox Corporation
270,000 3.500%,  4/8/2030 307,237
Front Range BidCo, Inc.
270,000 4.000%,  3/1/2027
i
270,597
Gray Television, Inc.
205,000 5.875%,  7/15/2026
i
212,097
iHeartCommunications, Inc.
120,000 4.750%,  1/15/2028
i
119,136
Lamar Media Corporation
140,000 3.750%,  2/15/2028
i
141,225
Level 3 Financing, Inc.
330,000 4.625%,  9/15/2027
i
346,913
240,000 4.250%,  7/1/2028
i
250,200
Moody's Corporation
13,000 2.750%,  12/15/2021 13,366
Neptune Finco Corporation
345,000 10.875%,  10/15/2025
i
369,875
Netflix, Inc.
400,000 4.875%,  4/15/2028 464,968
Nexstar Escrow Corporation
123,000 5.625%,  8/1/2024
i
126,383
170,000 5.625%,  7/15/2027
i
181,951
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 95,644
135,000 4.200%,  6/1/2030 160,513
SBA Communications Corporation
140,000 3.875%,  2/15/2027
i
144,900
SFR Group SA
310,000 7.375%,  5/1/2026
i
330,662

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Communications Services (0.8%) - continued
Sirius XM Radio, Inc.
$ 400,000 5.000%,  8/1/2027
i
$ 426,328
140,000 4.125%,  7/1/2030
i
147,742
Sprint Capital Corporation
120,000 6.875%,  11/15/2028 155,604
Sprint Corporation
400,000 7.250%,  9/15/2021 423,000
405,000 7.625%,  2/15/2025 491,901
Telefonica Emisiones SAU
375,000 4.570%,  4/27/2023 412,957
Telesat Canada / Telesat, LLC
300,000 4.875%,  6/1/2027
i
304,500
Time Warner Entertainment
Company, LP
160,000 8.375%,  3/15/2023 189,552
T-Mobile USA, Inc.
450,000 4.500%,  2/1/2026 463,500
475,000 3.750%,  4/15/2027
i
539,700
400,000 4.375%,  4/15/2040
i
489,696
Univision Communications, Inc.
140,000 6.625%,  6/1/2027
i
140,392
VeriSign, Inc.
240,000 4.750%,  7/15/2027 260,587
Verizon Communications, Inc.
385,000 3.376%,  2/15/2025 432,221
90,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
92,108
842,000 4.272%,  1/15/2036 1,081,846
Viacom, Inc.
126,000 5.850%,  9/1/2043 160,034
Virgin Media Secured Finance plc
330,000 5.500%,  8/15/2026
i
350,556
Vodafone Group plc
450,000 4.875%,  6/19/2049 593,260
Walt Disney Company
500,000 2.200%,  1/13/2028 528,949
475,000 2.650%,  1/13/2031 516,323
300,000 3.500%,  5/13/2040 344,621
Windstream Services, LLC
170,000 8.625%,  10/31/2025
f,i
102,000
Ziggo BV
180,000 5.500%,  1/15/2027
i
190,136
Total 23,930,170
Consumer Cyclical (0.6%)
1011778 B.C., ULC
400,000 4.375%,  1/15/2028
i
416,052
Allied Universal Holdco, LLC
140,000 6.625%,  7/15/2026
i
149,800
Allison Transmission, Inc.
280,000 5.000%,  10/1/2024
i
285,390
Amazon.com, Inc.
450,000 1.500%,  6/3/2030 466,139
230,000 3.875%,  8/22/2037 298,607
138,000 4.050%,  8/22/2047 189,959
American Honda Finance
Corporation
450,000 2.150%,  9/10/2024 475,237
Brookfield Property REIT, Inc.
70,000 5.750%,  5/15/2026
i
57,882
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
i
400,000
Carnival Corporation
90,000 10.500%,  2/1/2026
i
93,169
Principal
Amount Long-Term Fixed Income (18.8%) Value
Consumer Cyclical (0.6%) - continued
Cedar Fair, LP
$ 180,000 5.250%,  7/15/2029 $ 170,046
Colt Merger Sub, Inc.
190,000 6.250%,  7/1/2025
i
198,930
D.R. Horton, Inc.
228,000 2.550%,  12/1/2020 229,558
450,000 2.600%,  10/15/2025 480,773
Dana, Inc.
180,000 5.625%,  6/15/2028 189,000
Ford Motor Company
80,000 9.000%,  4/22/2025 94,250
40,000 9.625%,  4/22/2030 53,072
Ford Motor Credit Company, LLC
63,000 3.200%,  1/15/2021 63,000
130,000
1.576%,  (LIBOR 3M +
1.270%), 3/28/2022
b
124,808
450,000 4.063%,  11/1/2024 459,990
440,000 4.134%,  8/4/2025 450,956
General Motors Company
450,000 6.125%,  10/1/2025 524,620
450,000 6.800%,  10/1/2027 547,946
General Motors Financial
Company, Inc.
9,000 4.375%,  9/25/2021 9,308
235,000 3.150%,  6/30/2022 241,513
84,000 3.950%,  4/13/2024 89,580
Hanesbrands, Inc.
300,000 4.875%,  5/15/2026
i
327,000
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
i
116,325
Hilton Domestic Operating
Company, Inc.
390,000 4.875%,  1/15/2030 409,500
Home Depot, Inc.
215,000 5.400%,  9/15/2040 319,884
126,000 4.250%,  4/1/2046 169,816
730,000 3.900%,  6/15/2047 947,255
Hyundai Capital America
700,000 3.000%,  6/20/2022
i
717,353
International Game Technology plc
190,000 5.250%,  1/15/2029
i
194,140
KB Home
150,000 4.800%,  11/15/2029 156,000
Landry's, Inc.
200,000 6.750%,  10/15/2024
i
140,000
Lennar Corporation
9,000 2.950%,  11/29/2020 8,963
215,000 4.125%,  1/15/2022 220,106
60,000 4.750%,  11/15/2022 63,300
475,000 4.875%,  12/15/2023 511,912
145,000 4.500%,  4/30/2024 156,962
Mastercard, Inc.
360,000 3.300%,  3/26/2027 415,052
320,000 3.950%,  2/26/2048 423,512
Mattamy Group Corporation
345,000 5.250%,  12/15/2027
i
357,937
McDonald's Corporation
450,000 2.125%,  3/1/2030 472,311
275,000 4.450%,  3/1/2047 358,283
MGM Resorts International
290,000 6.000%,  3/15/2023 303,050
20,000 5.750%,  6/15/2025 20,650
Norwegian Cruise Line Holdings,
Ltd.
90,000 10.250%,  2/1/2026
i
89,663

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Consumer Cyclical (0.6%) - continued
Prime Security Services Borrower,
LLC
$ 410,000 5.750%,  4/15/2026
i
$ 455,100
Royal Caribbean Cruises, Ltd.
90,000 9.125%,  6/15/2023
i
92,025
Scientific Games International, Inc.
200,000 5.000%,  10/15/2025
i
198,250
ServiceMaster Company, LLC
320,000 5.125%,  11/15/2024
i
329,600
Six Flags Entertainment
Corporation
120,000 5.500%,  4/15/2027
i,j
113,400
Six Flags Theme Parks, Inc.
80,000 7.000%,  7/1/2025
i
85,865
Staples, Inc.
220,000 7.500%,  4/15/2026
i
193,006
Target Corporation
425,000 2.250%,  4/15/2025 457,244
TJX Companies, Inc.
200,000 3.750%,  4/15/2027 232,068
270,000 3.875%,  4/15/2030 325,522
ViacomCBS, Inc.
500,000 4.200%,  5/19/2032 574,103
Visa, Inc.
225,000 2.700%,  4/15/2040 255,832
Volkswagen Group of America
Finance, LLC
500,000 4.250%,  11/13/2023
i
552,170
Walmart, Inc.
400,000 3.250%,  7/8/2029 473,185
Wyndham Destinations, Inc.
110,000 6.625%,  7/31/2026
i
113,537
Yum! Brands, Inc.
290,000 4.750%,  1/15/2030
i
314,650
Total 18,424,116
Consumer Non-Cyclical (0.9%)
Abbott Laboratories
80,000 3.400%,  11/30/2023 87,337
79,000 3.750%,  11/30/2026 92,990
381,000 4.750%,  11/30/2036 535,692
AbbVie, Inc.
6,000 2.900%,  11/6/2022 6,311
400,000 2.800%,  3/15/2023
i
416,806
210,000 3.600%,  5/14/2025 235,124
275,000 2.950%,  11/21/2026
i
303,497
105,000 4.700%,  5/14/2045 137,749
750,000 4.875%,  11/14/2048 1,032,698
Albertson's Companies, Inc.
350,000 7.500%,  3/15/2026
i
393,750
Altria Group, Inc.
300,000 4.400%,  2/14/2026 348,914
475,000 5.800%,  2/14/2039 625,523
Amgen, Inc.
450,000 3.375%,  2/21/2050 527,057
125,000 3.125%,  5/1/2025 138,535
Anheuser-Busch Companies, LLC
484,000 3.650%,  2/1/2026 550,838
336,000 4.700%,  2/1/2036 412,867
Anheuser-Busch InBev Worldwide,
Inc.
550,000 4.750%,  4/15/2058 712,284
250,000 3.500%,  6/1/2030 286,062
290,000 4.375%,  4/15/2038 348,726
90,000 4.600%,  4/15/2048 111,339
Principal
Amount Long-Term Fixed Income (18.8%) Value
Consumer Non-Cyclical (0.9%) - continued
Anthem, Inc.
$ 360,000 3.125%,  5/15/2050 $ 399,442
230,000 4.625%,  5/15/2042 301,721
Aramark Services, Inc.
170,000 6.375%,  5/1/2025
i
179,576
BAT Capital Corporation
184,000 4.540%,  8/15/2047 210,574
Bausch Health Companies, Inc.
200,000 7.000%,  1/15/2028
i
217,500
50,000 5.000%,  1/30/2028
i
50,249
Baxalta, Inc.
118,000 4.000%,  6/23/2025 134,781
Becton, Dickinson and Company
196,000 3.734%,  12/15/2024 218,082
225,000 3.700%,  6/6/2027 257,464
Boston Scientific Corporation
126,000 7.375%,  1/15/2040 205,796
Bunge, Ltd. Finance Corporation
80,000 3.500%,  11/24/2020 80,560
Campbell Soup Company
135,000 2.375%,  4/24/2030 142,974
Cargill, Inc.
450,000 3.250%,  5/23/2029
i
513,945
Centene Corporation
380,000 4.750%,  1/15/2025 393,802
60,000 4.250%,  12/15/2027 63,750
150,000 4.625%,  12/15/2029 167,289
Cigna Corporation
180,000 3.050%,  10/15/2027 193,747
400,000 4.800%,  8/15/2038 530,263
Clorox Company
300,000 3.100%,  10/1/2027 341,953
Conagra Brands, Inc.
230,000 4.300%,  5/1/2024 257,271
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 238,483
180,000 2.875%,  5/1/2030 195,668
CVS Health Corporation
6,000 2.750%,  12/1/2022 6,281
40,000 4.000%,  12/5/2023 44,101
270,000 4.100%,  3/25/2025 306,855
450,000 3.625%,  4/1/2027 515,037
550,000 4.875%,  7/20/2035 715,036
DaVita, Inc.
220,000 4.625%,  6/1/2030
i
234,091
DENTSPLY SIRONA, Inc.
550,000 3.250%,  6/1/2030 601,659
Edgewell Personal Care Company
90,000 5.500%,  6/1/2028
i
97,425
Encompass Health Corporation
240,000 4.500%,  2/1/2028 250,800
Energizer Holdings, Inc.
290,000 4.750%,  6/15/2028
i
311,054
Express Scripts Holding Company
425,000 4.800%,  7/15/2046 493,577
General Mills, Inc.
240,000 2.875%,  4/15/2030 269,136
HCA, Inc.
570,000 5.375%,  2/1/2025 642,675
Imperial Brands Finance plc
475,000 3.875%,  7/26/2029
i
518,281
JBS Investments II GmbH
190,000 5.750%,  1/15/2028
i
201,742

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Consumer Non-Cyclical (0.9%) - continued
JBS USA, LLC
$ 135,000 5.750%,  6/15/2025
i
$ 138,544
210,000 5.500%,  1/15/2030
i
231,525
Kellogg Company
500,000 2.100%,  6/1/2030 524,328
Keurig Dr. Pepper, Inc.
375,000 3.200%,  5/1/2030 425,605
Kimberly-Clark Corporation
270,000 3.100%,  3/26/2030 314,265
230,000 3.900%,  5/4/2047 303,605
Kraft Foods Group, Inc.
210,000 5.000%,  6/4/2042 235,002
Kraft Heinz Foods Company
350,000 4.625%,  1/30/2029 398,710
310,000 3.750%,  4/1/2030
i
335,908
Medtronic, Inc.
151,000 4.375%,  3/15/2035 204,938
13,000 4.625%,  3/15/2045 18,744
Merck & Company, Inc.
30,000 3.700%,  2/10/2045 38,995
Molina Healthcare, Inc.
160,000 4.375%,  6/15/2028
i
170,005
Mondelez International Holdings
Netherlands BV
10,000 2.000%,  10/28/2021
i
10,173
Mondelez International, Inc.
150,000 2.750%,  4/13/2030 166,437
Mylan, Inc.
45,000 3.125%,  1/15/2023
i
47,533
Nestle Holdings, Inc.
400,000 3.900%,  9/24/2038
i
532,045
Par Pharmaceutical, Inc.
200,000 7.500%,  4/1/2027
i
212,726
Pernod Ricard SA
10,000 5.750%,  4/7/2021
i
10,360
Post Holdings, Inc.
130,000 5.750%,  3/1/2027
i
138,450
Quest Diagnostics, Inc.
500,000 2.800%,  6/30/2031 548,271
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 327,787
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
i
172,291
Scotts Miracle-Gro Company
220,000 4.500%,  10/15/2029 232,925
Shire Acquisitions Investments
Ireland Designated Activity
Company
201,000 2.400%,  9/23/2021 205,012
Simmons Foods, Inc.
135,000 5.750%,  11/1/2024
i
135,675
Smithfield Foods, Inc.
165,000 2.650%,  10/3/2021
i
164,650
Spectrum Brands, Inc.
70,000 5.500%,  7/15/2030
i
72,625
Teleflex, Inc.
430,000 4.625%,  11/15/2027 464,946
Tenet Healthcare Corporation
100,000 4.625%,  7/15/2024 102,250
300,000 5.125%,  11/1/2027
i
318,750
Teva Pharmaceutical Finance
Netherlands III BV
3,000 2.200%,  7/21/2021 2,977
220,000 2.800%,  7/21/2023 213,356
Principal
Amount Long-Term Fixed Income (18.8%) Value
Consumer Non-Cyclical (0.9%) - continued
Thermo Fisher Scientific, Inc.
$ 270,000 4.133%,  3/25/2025 $ 310,958
Tyson Foods, Inc.
92,000 3.550%,  6/2/2027 104,777
UnitedHealth Group, Inc.
250,000 2.950%,  10/15/2027 284,242
755,000 4.625%,  7/15/2035 1,028,727
Upjohn, Inc.
500,000 2.300%,  6/22/2027
i
526,282
VRX Escrow Corporation
800,000 6.125%,  4/15/2025
i
826,000
Zoetis, Inc.
9,000 3.450%,  11/13/2020 9,054
288,000 4.700%,  2/1/2043 402,560
Total 28,718,752
Energy (0.6%)
Antero Resources Corporation
135,000 5.000%,  3/1/2025 85,556
Apache Corporation
140,000 4.375%,  10/15/2028 139,825
110,000 5.100%,  9/1/2040 106,975
Archrock Partners, LP
120,000 6.250%,  4/1/2028
i
121,200
BP Capital Markets America, Inc.
45,000 3.119%,  5/4/2026 50,183
250,000 3.543%,  4/6/2027 283,748
BP Capital Markets plc
350,000 3.279%,  9/19/2027 395,325
Buckeye Partners, LP
40,000 4.125%,  3/1/2025
i
40,200
165,000 3.950%,  12/1/2026 163,763
65,000 4.125%,  12/1/2027 63,375
Canadian Natural Resources, Ltd.
200,000 3.450%,  11/15/2021 205,268
140,000 2.050%,  7/15/2025 143,134
215,000 2.950%,  7/15/2030 220,570
Canadian Oil Sands, Ltd.
125,000 9.400%,  9/1/2021
i
132,983
Cheniere Energy Partners, LP
425,000 5.625%,  10/1/2026 448,906
Chesapeake Energy Corporation
124,000 11.500%,  1/1/2025
i,m,n
11,470
Comstock Resources, Inc.
90,000 9.750%,  8/15/2026 89,971
ConocoPhillips
230,000 6.500%,  2/1/2039 360,372
Continental Resources, Inc.
115,000 5.000%,  9/15/2022 115,000
100,000 4.500%,  4/15/2023 99,884
DCP Midstream Operating, LP
140,000 5.625%,  7/15/2027 145,250
Diamondback Energy, Inc.
300,000 3.500%,  12/1/2029 300,335
El Paso Pipeline Partners
Operating Company, LLC
135,000 4.300%,  5/1/2024 149,640
Enagas SA
365,000 5.500%,  1/15/2028
i
324,806
Endeavor Energy Resources, LP
70,000 6.625%,  7/15/2025
i
73,544
60,000 5.500%,  1/30/2026
i
60,300
170,000 5.750%,  1/30/2028
i
174,463
Energy Transfer Operating, LP
75,000 4.200%,  9/15/2023 79,212

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Energy (0.6%) - continued
$ 330,000 6.000%,  6/15/2048 $ 347,792
Energy Transfer Partners, LP
90,000 4.900%,  3/15/2035 91,188
125,000 5.150%,  2/1/2043 119,203
EnLink Midstream Partners, LP
140,000 4.850%,  7/15/2026 108,520
90,000 5.600%,  4/1/2044 49,950
Enterprise Products Operating,
LLC
48,000 5.100%,  2/15/2045 59,444
EOG Resources, Inc.
10,000 2.625%,  3/15/2023 10,522
375,000 4.375%,  4/15/2030 456,401
EQM Midstream Partners LP
160,000 6.500%,  7/1/2027
i
176,416
EQM Midstream Partners, LP
70,000 5.500%,  7/15/2028 72,576
EQT Corporation
240,000 3.900%,  10/1/2027
j
226,152
Equinor ASA
540,000 3.000%,  4/6/2027 602,024
Exxon Mobil Corporation
400,000 3.452%,  4/15/2051 473,890
Kinder Morgan Energy Partners,
LP
12,000 3.450%,  2/15/2023 12,652
225,000 6.500%,  9/1/2039 296,847
Kinder Morgan, Inc.
255,000 6.500%,  9/15/2020 256,676
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 139,966
Marathon Oil Corporation
375,000 4.400%,  7/15/2027 381,044
Marathon Petroleum Corporation
276,000 4.750%,  12/15/2023 304,668
59,000 6.500%,  3/1/2041 77,187
MPLX, LP
9,000 4.500%,  7/15/2023 9,724
500,000 4.875%,  12/1/2024 562,691
276,000 4.875%,  6/1/2025 312,706
Murphy Oil Corporation
90,000 5.875%,  12/1/2027 82,800
Nabors Industries, Inc.
200,000 5.750%,  2/1/2025 79,000
Nabors Industries, Ltd.
170,000 7.250%,  1/15/2026
i
107,365
Newfield Exploration Company
180,000 5.625%,  7/1/2024 179,829
210,000 5.375%,  1/1/2026 204,210
Noble Energy, Inc.
600,000 5.050%,  11/15/2044 801,090
Occidental Petroleum Corporation
140,000 2.700%,  8/15/2022 135,153
270,000 2.900%,  8/15/2024 254,057
90,000 3.400%,  4/15/2026 81,450
80,000 8.500%,  7/15/2027 89,088
160,000 3.500%,  8/15/2029 142,203
90,000 6.450%,  9/15/2036 90,019
230,000 4.400%,  4/15/2046 187,381
ONEOK, Inc.
360,000 2.200%,  9/15/2025 353,822
Parsley Energy, LLC
240,000 5.625%,  10/15/2027
i
251,400
Principal
Amount Long-Term Fixed Income (18.8%) Value
Energy (0.6%) - continued
Pioneer Natural Resources
Company
$ 85,000 4.450%,  1/15/2026 $ 99,126
Plains All American Pipeline, LP
500,000 4.500%,  12/15/2026 537,881
500,000 3.550%,  12/15/2029 493,826
QEP Resources, Inc.
90,000 5.625%,  3/1/2026 52,425
Regency Energy Partners, LP
168,000 5.875%,  3/1/2022 176,255
Sabine Pass Liquefaction, LLC
141,000 6.250%,  3/15/2022 150,857
166,000 5.625%,  4/15/2023 182,926
185,000 5.750%,  5/15/2024 210,740
Schlumberger Holdings
Corporation
155,000 4.000%,  12/21/2025
i
171,988
Southwestern Energy Company
240,000 7.500%,  4/1/2026 225,180
Suncor Energy, Inc.
95,000 3.600%,  12/1/2024 104,126
Sunoco Logistics Partners
Operations, LP
10,000 4.400%,  4/1/2021 10,195
345,000 4.000%,  10/1/2027 353,482
Sunoco, LP
140,000 5.875%,  3/15/2028 146,300
Targa Resources Partners, LP
290,000 5.375%,  2/1/2027 299,619
Transocean Guardian, Ltd.
292,500 5.875%,  1/15/2024
i
258,131
W&T Offshore, Inc.
230,000 9.750%,  11/1/2023
i
153,327
Western Gas Partners, LP
184,000 4.000%,  7/1/2022 189,884
Western Midstream Operating, LP
70,000 5.250%,  2/1/2050 69,125
140,000 3.100%,  2/1/2025 139,664
140,000 3.950%,  6/1/2025 139,300
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 327,917
Williams Partners, LP
115,000 4.500%,  11/15/2023 126,078
185,000 6.300%,  4/15/2040 240,276
WPX Energy, Inc.
95,000 5.750%,  6/1/2026 96,900
170,000 4.500%,  1/15/2030 158,253
Total 17,886,145
Financials (1.4%)
ABN AMRO Bank NV
200,000 4.750%,  7/28/2025
i
225,015
ACE INA Holdings, Inc.
10,000 2.875%,  11/3/2022 10,520
125,000 4.350%,  11/3/2045 176,498
AerCap Ireland Capital, Ltd.
84,000 4.625%,  10/30/2020 84,367
84,000 4.625%,  7/1/2022 85,291
175,000 3.500%,  1/15/2025 167,460
350,000 3.875%,  1/23/2028 322,922
Air Lease Corporation
28,000 2.500%,  3/1/2021 28,089
Aircastle, Ltd.
400,000 5.000%,  4/1/2023 400,954

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Financials (1.4%) - continued
Ally Financial, Inc.
$ 310,000 5.750%,  11/20/2025 $ 349,966
American International Group, Inc.
126,000 4.125%,  2/15/2024 140,777
275,000 3.750%,  7/10/2025 309,993
255,000 3.900%,  4/1/2026 293,067
Athene Global Funding
5,000 4.000%,  1/25/2022
i
5,204
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
b,i
259,338
AvalonBay Communities, Inc.
200,000 3.500%,  11/15/2025 225,994
Aviation Capital Group, LLC
290,000 2.875%,  1/20/2022
i
285,246
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
i
256,634
Banco Santander Mexico SA
275,000 5.375%,  4/17/2025
i
304,851
Banco Santander SA
400,000
1.386%,  (LIBOR 3M +
1.120%), 4/12/2023
b
399,674
Bank of America Corporation
5,000 2.738%,  1/23/2022
b
5,051
9,000 3.550%,  3/5/2024
b
9,644
168,000 4.000%,  4/1/2024 187,898
450,000 4.200%,  8/26/2024 504,450
515,000 4.000%,  1/22/2025 575,549
450,000 3.458%,  3/15/2025
b
491,754
240,000 3.093%,  10/1/2025
b
260,371
185,000 3.824%,  1/20/2028
b
211,669
450,000 2.496%,  2/13/2031
b
478,110
270,000 2.592%,  4/29/2031
b
289,878
208,000 5.875%,  2/7/2042 323,185
Bank of New York Mellon
Corporation
210,000 2.500%,  4/15/2021 212,981
12,000 2.600%,  2/7/2022 12,409
Barclays Bank plc
42,000 10.179%,  6/12/2021
i
45,118
Barclays plc
425,000 4.610%,  2/15/2023
b
448,087
168,000 3.650%,  3/16/2025 184,343
Boston Properties, LP
325,000 4.500%,  12/1/2028 392,883
BPCE SA
350,000 3.500%,  10/23/2027
i
387,822
Camden Property Trust
525,000 3.150%,  7/1/2029 596,549
Capital One Financial Corporation
450,000 4.200%,  10/29/2025 505,382
Cascades USA, Inc.
200,000 5.125%,  1/15/2026
i
206,500
CIT Group, Inc.
295,000 5.000%,  8/15/2022 304,588
90,000 5.250%,  3/7/2025 96,300
Citigroup, Inc.
435,000 4.400%,  6/10/2025 493,704
168,000 3.200%,  10/21/2026 186,973
526,000 3.668%,  7/24/2028
b
598,073
126,000 4.125%,  7/25/2028 145,923
250,000 3.520%,  10/27/2028
b
281,737
120,000 3.878%,  1/24/2039
b
146,447
198,000 4.650%,  7/23/2048 278,128
Principal
Amount Long-Term Fixed Income (18.8%) Value
Financials (1.4%) - continued
CNA Financial Corporation
$ 200,000 3.900%,  5/1/2029 $ 228,287
Comerica, Inc.
70,000 3.700%,  7/31/2023 75,716
Commerzbank AG
230,000 8.125%,  9/19/2023
i
265,731
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
239,000 3.950%,  11/9/2022 254,576
552,000 4.625%,  12/1/2023 610,897
Credit Acceptance Corporation
140,000 5.125%,  12/31/2024
i
142,520
Credit Agricole SA
306,000 3.375%,  1/10/2022
i
317,386
375,000 3.250%,  1/14/2030
i
411,483
Credit Suisse Group AG
250,000 2.997%,  12/14/2023
b,i
261,038
225,000 7.250%,  9/12/2025
b,i,o
239,344
550,000 2.193%,  6/5/2026
b,i
566,804
250,000 3.869%,  1/12/2029
b,i
281,091
Credit Suisse Group Funding
(Guernsey), Ltd.
18,000 3.800%,  9/15/2022 19,131
Danske Bank AS
400,000 3.244%,  12/20/2025
b,i
428,844
Deutsche Bank AG
123,000 4.250%,  10/14/2021 126,987
400,000 3.961%,  11/26/2025
b
426,578
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 105,228
Discover Bank
325,000 2.450%,  9/12/2024 344,762
290,000 4.682%,  8/9/2028
b
300,901
Duke Realty, LP
300,000 2.875%,  11/15/2029 336,391
ERP Operating, LP
32,000 3.375%,  6/1/2025 35,501
ESH Hospitality, Inc.
140,000 5.250%,  5/1/2025
i
143,007
70,000 4.625%,  10/1/2027
i
67,361
Fidelity National Financial, Inc.
325,000 5.500%,  9/1/2022 350,366
First Horizon National Corporation
550,000 4.000%,  5/26/2025 597,514
GE Capital Funding, LLC
1,175,000 4.400%,  5/15/2030
i
1,238,158
GE Capital International Funding
Company
480,000 4.418%,  11/15/2035 496,123
Goldman Sachs Group, Inc.
337,000
4.370%,  (LIBOR 3M +
3.922%), 9/3/2020
b,o
327,311
531,000 5.250%,  7/27/2021 556,114
10,000
1.562%,  (LIBOR 3M +
1.170%), 11/15/2021
b
10,029
12,000 3.000%,  4/26/2022 12,219
184,000 2.908%,  6/5/2023
b
191,202
525,000 3.625%,  2/20/2024 574,815
165,000 4.750%,  10/21/2045 228,164
HCP, Inc.
60,000 3.400%,  2/1/2025 65,772
Healthpeak Properties, Inc.
275,000 2.875%,  1/15/2031 291,763
Hospitality Properties Trust
10,000 4.250%,  2/15/2021 9,825

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Financials (1.4%) - continued
HSBC Holdings plc
$ 212,000 6.875%,  6/1/2021
b,o
$ 216,128
525,000 3.803%,  3/11/2025
b
568,578
200,000 3.900%,  5/25/2026 224,695
450,000 4.950%,  3/31/2030 550,748
Huntington Bancshares, Inc.
10,000 3.150%,  3/14/2021 10,147
Icahn Enterprises, LP
140,000 6.750%,  2/1/2024 144,200
185,000 6.375%,  12/15/2025 192,400
ING Groep NV
350,000 4.100%,  10/2/2023 385,703
International Lease Finance
Corporation
112,000 5.875%,  8/15/2022 120,930
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
i
77,906
J.P. Morgan Chase & Company
9,000 2.776%,  4/25/2023
b
9,347
120,000 3.625%,  5/13/2024 133,171
450,000 3.875%,  9/10/2024 502,931
240,000 3.125%,  1/23/2025 263,221
470,000 3.900%,  7/15/2025 535,198
135,000 3.300%,  4/1/2026 151,880
375,000 4.203%,  7/23/2029
b
447,592
250,000 2.522%,  4/22/2031
b
269,651
275,000 3.882%,  7/24/2038
b
342,584
Kimco Realty Corporation
368,000 3.300%,  2/1/2025 395,469
Liberty Mutual Group, Inc.
3,000 5.000%,  6/1/2021
i
3,109
84,000 4.950%,  5/1/2022
i
89,841
Lloyds Banking Group plc
250,000 2.907%,  11/7/2023
b
261,547
700,000 3.870%,  7/9/2025
b
771,740
MetLife, Inc.
125,000 4.050%,  3/1/2045 160,113
MGM Growth Properties Operating
Partnership, LP
100,000 4.625%,  6/15/2025
i
105,124
Mitsubishi UFJ Financial Group,
Inc.
6,000 2.998%,  2/22/2022 6,230
640,000 3.455%,  3/2/2023 684,777
230,000 3.287%,  7/25/2027 256,834
550,000 2.048%,  7/17/2030 565,853
Morgan Stanley
84,000
4.085%,  (LIBOR 3M +
3.810%), 10/15/2020
b,o
81,587
11,000 5.500%,  7/28/2021 11,548
210,000 2.625%,  11/17/2021 216,031
97,000
1.452%,  (LIBOR 3M +
1.180%), 1/20/2022
b
97,394
65,000 4.875%,  11/1/2022 70,859
215,000 3.125%,  1/23/2023 228,588
180,000 2.188%,  4/28/2026
b
189,640
210,000 4.350%,  9/8/2026 246,073
276,000 3.591%,  7/22/2028
b
315,294
250,000 3.772%,  1/24/2029
b
289,976
540,000 3.622%,  4/1/2031
b
631,465
MPT Operating Partnership, LP
195,000 6.375%,  3/1/2024 201,094
255,000 4.625%,  8/1/2029 269,423
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 258,234
Principal
Amount Long-Term Fixed Income (18.8%) Value
Financials (1.4%) - continued
$ 110,000 3.850%,  6/30/2026 $ 125,395
Nationwide Building Society
275,000 3.622%,  4/26/2023
b,i
287,014
Outfront Media Cap, LLC
220,000 4.625%,  3/15/2030
i
205,700
Park Aerospace Holdings, Ltd.
275,000 4.500%,  3/15/2023
i
259,776
Prudential Financial, Inc.
400,000 3.700%,  3/13/2051 478,368
Quicken Loans, Inc.
245,000 5.750%,  5/1/2025
i
252,579
Realty Income Corporation
185,000 4.125%,  10/15/2026 214,692
Regency Centers, LP
320,000 4.125%,  3/15/2028 359,222
Reinsurance Group of America,
Inc.
323,000 4.700%,  9/15/2023 356,678
Royal Bank of Scotland Group plc
175,000 6.125%,  12/15/2022 191,723
250,000 6.100%,  6/10/2023 276,584
200,000 3.875%,  9/12/2023 217,212
425,000 6.000%,  12/29/2025
b,o
446,250
400,000 4.445%,  5/8/2030
b
476,072
Service Properties Trust
120,000 4.500%,  6/15/2023 114,000
70,000 4.750%,  10/1/2026 61,600
Simon Property Group, LP
15,000 2.500%,  7/15/2021 15,213
168,000 4.250%,  11/30/2046 196,237
Societe Generale SA
138,000 4.750%,  11/24/2025
i
152,006
Springleaf Finance Corporation
210,000 6.875%,  3/15/2025 234,675
180,000 7.125%,  3/15/2026 211,019
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 139,685
Synchrony Financial
55,000 4.250%,  8/15/2024 58,417
225,000 3.950%,  12/1/2027 237,422
UBS Group Funding Jersey, Ltd.
126,000 4.125%,  9/24/2025
i
144,686
UDR, Inc.
275,000 2.100%,  8/1/2032 280,771
Ventas Realty, LP
195,000 3.100%,  1/15/2023 201,440
VICI Properties, LP / VICI Note
Company, Inc.
80,000 4.250%,  12/1/2026
i
82,400
40,000 3.750%,  2/15/2027
i
40,300
80,000 4.625%,  12/1/2029
i
84,200
40,000 4.125%,  8/15/2030
i
40,480
Voya Financial, Inc.
342,000 3.125%,  7/15/2024 368,671
Wells Fargo & Company
7,000 2.100%,  7/26/2021 7,119
168,000 3.450%,  2/13/2023 178,400
450,000 4.125%,  8/15/2023 491,798
15,000
1.491%,  (LIBOR 3M +
1.230%), 10/31/2023
b
15,163
125,000 3.000%,  2/19/2025 135,936
600,000 3.000%,  4/22/2026 657,473
168,000 3.000%,  10/23/2026 184,294
500,000 2.393%,  6/2/2028
b
525,299

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Financials (1.4%) - continued
$ 323,000 4.900%,  11/17/2045 $ 426,698
Total 45,119,825
Mortgage-Backed Securities (5.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
9,734,972 3.000%,  3/25/2050 10,308,769
5,199,435 3.000%,  4/1/2050 5,505,899
61,659 3.500%,  7/1/2047 65,232
Federal National Mortgage
Association
649,757 3.230%,  11/1/2020 649,339
2,384,539 4.500%,  5/1/2048 2,565,407
4,324,553 3.500%,  10/1/2048 4,566,662
38,923 3.500%,  6/1/2049 41,156
5,024,928 3.500%,  8/1/2049 5,318,556
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
14,050,000 2.000%,  8/1/2035
e
14,614,195
17,985,000 2.500%,  8/1/2035
e
18,875,820
13,650,000 2.000%,  9/1/2035
e
14,178,938
6,500,000 1.500%,  10/15/2035
e
6,642,441
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,800,000 2.000%,  8/1/2050
e
1,864,828
34,953,000 2.500%,  8/1/2050
e,p
36,718,400
25,150,000 2.000%,  9/1/2050
e,p
26,007,665
19,647,000 3.000%,  9/1/2043
e
20,739,145
8,362,273 4.000%,  7/1/2048 8,877,363
Total 177,539,815
Technology (0.5%)
Apple, Inc.
115,000 3.000%,  2/9/2024 124,510
183,000 3.200%,  5/11/2027 209,629
250,000 3.000%,  6/20/2027 283,812
400,000 3.000%,  11/13/2027 456,578
585,000 3.750%,  9/12/2047 753,690
Applied Materials, Inc.
92,000 3.300%,  4/1/2027 106,546
Avnet, Inc.
125,000 3.750%,  12/1/2021 128,883
Baidu, Inc.
360,000 3.425%,  4/7/2030
j
402,667
Broadcom Corporation
146,000 3.875%,  1/15/2027 162,175
220,000 3.500%,  1/15/2028 238,777
Broadcom, Inc.
525,000 4.750%,  4/15/2029
i
611,972
180,000 5.000%,  4/15/2030
i
213,906
CDW, LLC
160,000 4.250%,  4/1/2028 171,136
CommScope Technologies
Finance, LLC
360,000 6.000%,  6/15/2025
i
367,812
Diamond 1 Finance Corporation
26,000 5.450%,  6/15/2023
i
28,650
490,000 6.020%,  6/15/2026
i
574,450
Diamond Sports Group, LLC
110,000 5.375%,  8/15/2026
i
84,708
250,000 6.625%,  8/15/2027
i
136,875
Principal
Amount Long-Term Fixed Income (18.8%) Value
Technology (0.5%) - continued
Fiserv, Inc.
$ 350,000 2.250%,  6/1/2027 $ 374,519
360,000 2.650%,  6/1/2030 393,851
Gartner, Inc.
90,000 4.500%,  7/1/2028
i
94,500
Harland Clarke Holdings
Corporation
190,000 8.375%,  8/15/2022
i
155,325
Hewlett Packard Enterprise
Company
300,000 4.650%,  10/1/2024 337,343
Intel Corporation
300,000 3.100%,  2/15/2060 350,688
Iron Mountain, Inc.
170,000 4.875%,  9/15/2029
i
177,097
150,000 5.250%,  7/15/2030
i
157,312
KLA Corporation
540,000 3.300%,  3/1/2050 604,678
Lam Research Corporation
450,000 2.875%,  6/15/2050 513,292
Marvell Technology Group, Ltd.
205,000 4.200%,  6/22/2023 221,844
275,000 4.875%,  6/22/2028 338,262
Micron Technology, Inc.
180,000 2.497%,  4/24/2023 187,907
Microsoft Corporation
307,000 2.675%,  6/1/2060 337,413
270,000 4.200%,  11/3/2035 363,912
975,000 3.700%,  8/8/2046 1,266,671
NCR Corporation
380,000 6.125%,  9/1/2029
i
416,271
NVIDIA Corporation
450,000 3.500%,  4/1/2040 537,215
NXP BV/NXP Funding, LLC
425,000 4.875%,  3/1/2024
i
478,068
Open Text Corporation
250,000 4.125%,  2/15/2030
i
262,500
Oracle Corporation
10,000 2.500%,  5/15/2022 10,345
168,000 2.400%,  9/15/2023 177,568
390,000 2.950%,  5/15/2025 430,577
600,000 2.800%,  4/1/2027 666,229
250,000 3.850%,  7/15/2036 307,819
450,000 3.600%,  4/1/2040 532,523
Plantronics, Inc.
250,000 5.500%,  5/31/2023
i
236,300
PTC, Inc.
70,000 3.625%,  2/15/2025
i
72,574
60,000 4.000%,  2/15/2028
i
63,021
Sensata Technologies BV
160,000 5.000%,  10/1/2025
i
172,800
SS&C Technologies, Inc.
290,000 5.500%,  9/30/2027
i
311,750
Texas Instruments, Inc.
330,000 4.150%,  5/15/2048 459,059
Tyco Electronics Group SA
46,000 3.450%,  8/1/2024 50,268
92,000 3.125%,  8/15/2027 101,541
Vmware, Inc.
275,000 4.650%,  5/15/2027 314,792
Total 16,532,610
Transportation (0.1%)
Air Canada Pass Through Trust
36,442 3.875%,  3/15/2023
i
31,000

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Transportation (0.1%) - continued
Air Lease Corporation
$ 70,000 3.500%,  1/15/2022 $ 70,825
Burlington Northern Santa Fe, LLC
140,000 5.750%,  5/1/2040 210,789
430,000 5.050%,  3/1/2041 605,863
150,000 4.450%,  3/15/2043 204,527
CSX Corporation
270,000 3.800%,  4/15/2050 342,760
42,000 3.700%,  11/1/2023 46,278
375,000 3.350%,  9/15/2049 437,214
Delta Air Lines, Inc.
200,000 7.000%,  5/1/2025
i
213,750
Mileage Plus Holdings, LLC
140,000 6.500%,  6/20/2027
i
144,900
NCL Corporation, Ltd.
140,000 3.625%,  12/15/2024
i
92,526
Penske Truck Leasing Company,
LP
425,000 3.375%,  2/1/2022
i
438,611
Southwest Airlines Company
360,000 4.750%,  5/4/2023 377,785
150,000 5.125%,  6/15/2027 157,383
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 9,330
United Parcel Service, Inc.
360,000 4.450%,  4/1/2030 459,089
XPO Logistics, Inc.
200,000 6.125%,  9/1/2023
i
203,938
202,000 6.750%,  8/15/2024
i
217,243
Total 4,263,811
U.S. Government & Agencies (5.8%)
U.S. Treasury Bonds
4,485,000 2.250%,  11/15/2027 5,078,562
7,300,000 2.875%,  5/15/2028 8,663,047
1,510,000 5.250%,  11/15/2028 2,100,493
4,600,000 1.625%,  8/15/2029 5,058,742
4,100,000 1.500%,  2/15/2030 4,474,445
1,175,000 4.375%,  5/15/2040 1,906,988
6,780,000 3.000%,  5/15/2042 9,363,021
12,618,000 2.500%,  5/15/2046 16,346,717
10,050,000 2.875%,  5/15/2049 14,207,795
U.S. Treasury Notes
330,000 1.500%,  8/15/2020 330,151
450,000 1.375%,  8/31/2020 450,433
120,000 1.875%,  12/15/2020 120,783
500,000 2.500%,  2/28/2021 506,797
250,000 1.375%,  5/31/2021 252,598
7,984,000 1.125%,  8/31/2021 8,069,454
2,210,000 1.500%,  9/30/2021 2,244,963
940,000 1.125%,  2/28/2022 954,687
7,440,000 1.875%,  7/31/2022 7,698,947
155,000 2.000%,  11/30/2022 161,751
4,750,000 2.500%,  3/31/2023 5,049,844
6,560,000 2.500%,  1/31/2024 7,096,075
2,060,000 2.125%,  7/31/2024 2,220,133
2,490,000 2.250%,  11/15/2024 2,708,459
4,360,000 2.125%,  11/30/2024 4,722,595
750,000 1.375%,  1/31/2025 789,521
17,550,000 2.875%,  5/31/2025 19,789,682
5,715,000 2.625%,  1/31/2026 6,448,127
40,970,000 2.500%,  2/28/2026 46,014,431
3,750,000 0.500%,  4/30/2027 3,780,469
Total 186,609,710
Principal
Amount Long-Term Fixed Income (18.8%) Value
Utilities (0.5%)
Alabama Power Company
$ 6,000 2.450%,  3/30/2022 $ 6,193
Ameren Illinois Company
270,000 4.500%,  3/15/2049 383,138
American Water Capital
Corporation
450,000 2.800%,  5/1/2030 507,298
Appalachian Power Company
92,000 3.300%,  6/1/2027 101,333
Arizona Public Service Company
300,000 3.500%,  12/1/2049 352,087
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 212,397
Calpine Corporation
220,000 4.500%,  2/15/2028
i
227,150
CenterPoint Energy, Inc.
70,000 3.850%,  2/1/2024 77,014
450,000 2.500%,  9/1/2024 480,258
245,000 4.250%,  11/1/2028 291,981
CMS Energy Corporation
126,000 2.950%,  2/15/2027 134,647
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 155,545
70,000 4.350%,  11/15/2045 95,464
Consolidated Edison Company of
New York, Inc.
675,000 4.125%,  5/15/2049 888,019
Consolidated Edison, Inc.
63,000 4.500%,  12/1/2045 84,376
Consumers Energy Company
325,000 4.350%,  4/15/2049 462,129
DTE Electric Company
95,000 3.700%,  3/15/2045 119,282
135,000 3.700%,  6/1/2046 169,183
Duke Energy Carolinas, LLC
350,000 3.700%,  12/1/2047 445,154
Duke Energy Corporation
168,000 3.750%,  9/1/2046 206,994
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 137,015
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 214,065
Edison International
575,000 5.750%,  6/15/2027 670,070
Energy Transfer Operating, LP
330,000 5.200%,  2/1/2022 343,531
Exelon Corporation
340,000 4.700%,  4/15/2050 469,759
90,000 5.100%,  6/15/2045 123,369
376,000 4.450%,  4/15/2046 488,278
FirstEnergy Corporation
60,000 2.850%,  7/15/2022 61,523
350,000 4.850%,  7/15/2047 432,544
ITC Holdings Corporation
30,000 4.050%,  7/1/2023 32,399
84,000 5.300%,  7/1/2043 115,905
Mississippi Power Company
185,000 3.950%,  3/30/2028 214,929
Monongahela Power Company
95,000 5.400%,  12/15/2043
i
137,894
National Rural Utilities Cooperative
Finance Corporation
175,000 3.900%,  11/1/2028 209,669
400,000 3.700%,  3/15/2029 477,574

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (18.8%) Value
Utilities (0.5%) - continued
NextEra Energy Operating
Partners, LP
$ 390,000 3.875%,  10/15/2026
i
$ 407,550
NiSource Finance Corporation
92,000 3.490%,  5/15/2027 105,364
245,000 5.650%,  2/1/2045 359,264
NiSource, Inc.
375,000 3.600%,  5/1/2030 441,683
Pacific Gas and Electric Company
235,000 3.300%,  12/1/2027
f
248,305
235,000 3.950%,  12/1/2047
f
249,576
PG&E Corporation
90,000 5.000%,  7/1/2028 92,606
70,000 5.250%,  7/1/2030 72,800
PPL Capital Funding, Inc.
92,000 3.400%,  6/1/2023 97,905
195,000 5.000%,  3/15/2044 253,661
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 180,838
PSEG Power, LLC
8,000 3.000%,  6/15/2021 8,165
Public Service Electric & Gas
Company
230,000 3.000%,  5/15/2027 257,425
San Diego Gas and Electric
Company
330,000 4.150%,  5/15/2048 433,424
South Carolina Electric & Gas
Company
455,000 5.100%,  6/1/2065 730,983
Southern California Edison
Company
185,000 4.000%,  4/1/2047 219,997
Southern Company
6,000 2.350%,  7/1/2021 6,096
180,000 2.950%,  7/1/2023 191,202
250,000 3.250%,  7/1/2026 283,874
165,000 4.400%,  7/1/2046 209,415
Southern Company Gas Capital
Corporation
230,000 4.400%,  5/30/2047 295,014
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 75,387
Suburban Propane Partners, LP
170,000 5.875%,  3/1/2027 172,975
Talen Energy Supply, LLC
190,000 7.625%,  6/1/2028
i
198,550
TerraForm Power Operating, LLC
175,000 5.000%,  1/31/2028
i
192,938
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 397,930
Vistra Operations Company, LLC
240,000 5.000%,  7/31/2027
i
256,200
Total 15,967,293
Total Long-Term Fixed Income
(cost $556,420,082) 600,802,494
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
14,325,699 Thrivent Cash Management Trust $ 14,325,699
Total Collateral Held for
Securities Loaned
(cost $14,325,699) 14,325,699
Shares or
Principal
Amount Short-Term Investments ( 10.1% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.180%, 8/4/2020
q,r
399,999
500,000 0.114%, 8/7/2020
q,r
499,996
3,200,000 0.125%, 8/11/2020
q,r
3,199,950
200,000 0.150%, 8/19/2020
q
199,994
5,100,000 0.100%, 8/25/2020
q,r
5,099,782
600,000 0.120%, 9/1/2020
q,r
599,956
1,700,000 0.158%, 9/2/2020
q,r
1,699,872
9,100,000 0.099%, 9/15/2020
q,r
9,099,022
3,900,000 0.090%, 9/16/2020
q,r
3,899,571
3,700,000 0.090%, 9/17/2020
q,r
3,699,584
900,000 0.090%, 9/21/2020
q,r
899,890
2,400,000 0.090%, 9/22/2020
q,r
2,399,700
400,000 0.088%, 9/25/2020
q,r
399,947
500,000 0.090%, 10/7/2020
q,r
499,919
5,800,000 0.090%, 11/6/2020
q,r
5,798,623
Federal Home Loan Mortgage
Corporation Discount Notes
500,000 0.135%, 9/17/2020
q,r
499,944
Thrivent Core Short-Term Reserve
Fund
28,253,359 0.500% 282,816,125
U.S. Treasury Bills
700,000 0.132%, 9/17/2020
q
699,922
200,000 0.023%, 9/24/2020
q
199,973
Total Short-Term Investments
(cost $322,229,519) 322,611,769
Total Investments (cost
$2,859,735,546) 104.4% $3,331,705,355
Other Assets and Liabilities, Net
(4.4%) (140,826,014)
Total Net Assets 100.0% $3,190,879,341
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2020.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $85,283,463 or 2.7% of
total net assets.
j All or a portion of the security is on loan.
k Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2020.
l Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
m Defaulted security.  Interest is not being accrued.
n In bankruptcy.  Interest is not being accrued.
o Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
p All or a portion of the security was earmarked to cover
written options.
q The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of July 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 569,109
Common Stock 13,265,682
Total lending $13,834,791
Gross amount payable upon return of
collateral for securities loaned $14,325,699
Net amounts due to counterparty
$490,908
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,692,189 – 1,465,416 226,773
Capital Goods 2,287,068 – 2,287,068 –
Communications Services 5,598,757 – 5,520,043 78,714
Consumer Cyclical 3,327,535 – 3,327,535 –
Consumer Non-Cyclical 4,024,459 – 4,024,459 –
Energy 1,554,517 – 1,554,517 –
Financials 1,766,636 – 1,766,636 –
Technology 2,619,638 – 2,619,638 –
Transportation 708,012 – 708,012 –
Utilities 680,272 – 680,272 –
Registered Investment Companies
Unaffiliated 22,800,869 22,800,869 – –
Affiliated 1,233,190,907 1,233,190,907 – –
Common Stock
Communications Services 26,726,777 25,192,842 1,533,935 –
Consumer Discretionary 98,983,646 96,605,256 2,378,390 –
Consumer Staples 26,265,971 24,419,858 1,846,113 –
Energy 15,921,932 14,831,024 1,090,908 –
Financials 105,005,446 97,965,612 7,039,834 –
Health Care 132,699,197 128,133,110 4,566,087 –
Industrials 124,637,334 119,739,523 4,897,811 –
Information Technology 190,800,091 187,753,578 3,046,513 –
Materials 33,757,161 30,259,129 3,498,030 2
Real Estate 53,953,671 52,090,899 1,862,772 –
Utilities 11,231,003 10,981,131 249,872 –
Long-Term Fixed Income
Asset-Backed Securities 19,467,039 – 19,467,039 –
Basic Materials 6,964,481 – 6,964,481 –
Capital Goods 9,511,788 – 9,511,788 –
Collateralized Mortgage Obligations 25,938,059 – 25,938,059 –
Commercial Mortgage-Backed Securities 3,928,880 – 3,928,880 –
Communications Services 23,930,170 – 23,930,170 –
Consumer Cyclical 18,424,116 – 18,424,116 –
Consumer Non-Cyclical 28,718,752 – 28,718,752 –
Energy 17,886,145 – 17,886,145 –
Financials 45,119,825 – 45,119,825 –
Mortgage-Backed Securities 177,539,815 – 177,539,815 –
Technology 16,532,610 – 16,532,610 –
Transportation 4,263,811 – 4,263,811 –
U.S. Government & Agencies 186,609,710 – 186,609,710 –
Utilities 15,967,293 – 15,967,293 –
Short-Term Investments 39,795,644 – 39,795,644 –
Subtotal Investments in Securities $2,740,831,226 $2,043,963,738 $696,561,999 $305,489
Other Investments  * Total
Affiliated Short-Term Investments 282,816,125
Affiliated Registered Investment Companies 293,732,305
Collateral Held for Securities Loaned 14,325,699
Subtotal Other Investments $590,874,129
Total Investments at Value $3,331,705,355
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 36,292,112 36,292,112 – –
Total Asset Derivatives $36,292,112 $36,292,112 $– $–
Liability Derivatives
Futures Contracts 33,211,911 33,211,911 – –
Call Options Written 148,828 – – 148,828
Total Liability Derivatives $33,360,739 $33,211,911 $– $148,828
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of July 31, 2020. Investments and/or cash totaling
$38,295,799 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 230 September 2020 $ 50,785,785 $ 40,623
CBOT U.S. Long Bond 5 September 2020 865,417 45,989
CME E-mini Russell 2000 Index 11 September 2020 799,796 12,994
CME E-mini S&P 500 Index 2,763 September 2020 422,232,824 28,619,701
CME E-mini S&P Mid-Cap 400 Index 2 September 2020 352,966 19,134
CME Euro Foreign Exchange Currency 220 September 2020 32,044,367 404,258
Eurex Euro STOXX 50 Index 833 September 2020 32,360,470 (1,274,939)
ICE US mini MSCI Emerging Markets Index 1,430 September 2020 69,305,537 7,149,413
Total Futures Long Contracts $ 608,747,162 $ 35,017,173
CBOT 10-Yr. U.S. Treasury Note (33) September 2020 ( $ 4,571,425) ( $ 51,153)
CBOT 5-Yr. U.S. Treasury Note (108) September 2020 (13,538,530) (82,970)
CME E-mini Russell 2000 Index (3,190) September 2020 (219,509,065) (16,200,035)
CME E-mini S&P Mid-Cap 400 Index (1,209) September 2020 (209,636,897) (15,297,553)
CME Ultra Long Term U.S. Treasury Bond (17) September 2020 (3,722,545) (148,143)
ICE mini MSCI EAFE Index (23) September 2020 (2,070,089) (15,551)
Ultra 10-Yr. U.S. Treasury Note (50) September 2020 (7,820,933) (141,567)
Total Futures Short Contracts ( $ 460,869,484) ($31,936,972)
Total Futures Contracts $ 147,877,678 $3,080,201
The following table presents Moderately Aggressive Allocation Fund's options contracts held as of July 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (15) $ 104.20 August 2020 (15,757,617) ( $ 131,250) ( $ 93,164)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (11) 102.64
September
2020 (11,788,763) (126,914) (55,664)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($258,164) ($148,828)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $34,725 $7,712 $– $43,756 4,371 1.4%
Core Emerging Markets Equity* — 12,600 – 13,386 1,324 0.4
Core International Equity 86,307 3,365 – 79,470 9,262 2.5
Core Low Volatility Equity 109,491 51,653 – 157,120 13,327 4.9
Global Stock, Class S 135,852 16,652 – 139,944 5,807 4.4
High Yield, Class S 22,543 894 – 22,592 4,965 0.7
Income, Class S 68,329 1,898 – 74,913 7,352 2.3
International Allocation, Class S 245,381 6,335 – 227,974 24,593 7.2
Large Cap Growth, Class S 224,569 10,971 – 294,959 18,378 9.2
Large Cap Value, Class S 233,679 4,512 – 216,946 10,486 6.8
Limited Maturity Bond, Class S 37,125 647 – 38,257 3,017 1.2
Mid Cap Stock, Class S 171,989 4,925 – 175,502 6,524 5.5
Small Cap Stock, Class S 44,444 3,816 – 42,103 1,979 1.3
Total Affiliated Registered Investment
Companies 1,414,434 1,526,922 47.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% 338,384 395,570 451,421 282,816 28,253 8.9
Total Affiliated Short-Term Investments 338,384 282,816 8.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   14,572 311,654 311,900 14,326 14,326 0.5
Total Collateral Held for Securities Loaned 14,572 14,326 0.5
Total Value $1,767,390 $1,824,064
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $1,319 $– $1,320
Core Emerging Markets Equity* – 786 – –
Core International Equity – (10,202) – 3,366
Core Low Volatility Equity Fund – (4,024) 3,440 2,213
Global Stock, Class S – (12,560) 14,333 2,318
High Yield, Class S – (845) – 894
Income, Class S – 4,686 314 1,583
International Allocation, Class S – (23,742) – 6,335
Large Cap Growth, Class S – 59,419 10,971 –
Large Cap Value, Class S – (21,245) – 4,513
Limited Maturity Bond, Class S – 485 – 647
Mid Cap Stock, Class S – (1,412) 4,246 679
Small Cap Stock, Class S – (6,157) 3,606 210
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% (99) 382 2 3,426
Total Income/Non Income Cash from Affiliated Investments $27,504
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 132
Total Affiliated Income from Securities Loaned, Net $132
Total $(99) $(13,110) $36,912
*   Non-income producing security.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.0% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco , LLC, Term
Loan
$ 93,100
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 87,048
Big River Steel, LLC, Term Loan
150,737
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
143,201
Chemours Company, Term Loan
128,587
1.920%,  (LIBOR 1M +
1.750%), 4/3/2025
b
121,676
Hexion , Inc., Term Loan
109,723
3.800%,  (LIBOR 3M +
3.500%), 7/1/2026
b
107,254
Innophos Holdings, Inc., Term
Loan
109,725
3.911%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c
108,216
MRC Global (US), Inc., Term Loan
60,629
3.161%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c
56,688
Nouryon USA, LLC, Term Loan
219,018
3.178%,  (LIBOR 1M +
3.000%), 10/1/2025
b,d,e
211,475
Peabody Energy Corporation,
Term Loan
156,400
2.911%,  (LIBOR 1M +
2.750%), 3/31/2025
b
80,546
Pixelle Specialty Solutions, LLC,
Term Loan
210,163
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
202,019
PQ Corporation, Term Loan
125,000
0.000%,  (LIBOR 1M +
3.000%), 2/7/2027
b,d,e
124,141
Total 1,242,264
Capital Goods (0.2%)
Advanced Disposal Services, Inc.,
Term Loan
127,771
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
126,893
Flex Acquisition Company, Inc.
Term Loan
240,011
3.546%,  (LIBOR 3M +
3.250%), 6/29/2025
b
227,898
GFL Environmental, Inc., Term
Loan
340,840
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
338,806
Graham Packaging Company,
Inc., Term Loan
110,000
0.000%,  (LIBOR 1M +
3.750%), 7/28/2027
b,d,e
109,665
Navistar, Inc., Term Loan
268,125
3.690%,  (LIBOR 1M +
3.500%), 11/6/2024
b
258,963
Reynolds Group Holdings, Inc.,
Term Loan
403,614
2.911%,  (LIBOR 1M +
2.750%), 2/5/2023
b
394,969
TransDigm , Inc., Term Loan
384,075
2.411%,  (LIBOR 1M +
2.250%), 12/9/2025
b,d,e
359,041
Principal
Amount Bank Loans (2.0%)
a
Value
Capital Goods (0.2%) - continued
Vertiv Group Corporation, Term
Loan
$ 369,075
3.162%,  (LIBOR 1M +
3.000%), 3/2/2027
b
$ 360,309
Total 2,176,544
Communications Services (0.4%)
Altice France SA, Term Loan
116,100
2.911%,  (LIBOR 1M +
2.750%), 7/31/2025
b
110,963
CenturyLink, Inc., Term Loan
258,700
2.411%,  (LIBOR 1M +
2.250%), 3/15/2027
b
248,748
Charter Communications
Operating, LLC, Term Loan
492,474
1.920%,  (LIBOR 1M +
1.750%), 4/30/2025
b
481,394
CommScope , Inc., Term Loan
100,000
3.411%,  (LIBOR 1M +
3.250%), 4/4/2026
b,d,e
97,750
Coral-US Co-Borrower, LLC, Term
Loan
455,000
2.411%,  (LIBOR 1M +
2.250%), 1/31/2028
b
436,800
Diamond Sports Group, LLC, Term
Loan
343,285
3.420%,  (LIBOR 1M +
3.250%), 8/24/2026
b
273,341
Entercom Media Corporation, Term
Loan
167,317
2.673%,  (LIBOR 1M +
2.500%), 11/17/2024
b
157,905
Gray Television, Inc., Term Loan
100,000
2.421%,  (LIBOR 1M +
2.250%), 2/7/2024
b
97,083
HCP Acquisition, LLC, Term Loan
199,228
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
194,646
iHeartCommunications , Inc., Term
Loan
129,674
3.161%,  (LIBOR 1M +
3.000%), 5/1/2026
b
121,101
Mediacom Illinois, LLC, Term Loan
79,308
1.870%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
78,714
NEP Group, Inc., Term Loan
172,375
3.411%,  (LIBOR 1M +
3.250%), 10/20/2025
b
141,940
25,000
7.161%,  (LIBOR 1M +
7.000%), 10/19/2026
b
18,425
Nexstar Broadcasting, Inc., Term
Loan
275,000
2.921%,  (LIBOR 1M +
2.750%), 9/19/2026
b,d,e
267,267
Nielsen Finance, LLC, Term Loan
89,775
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
89,775
SBA Senior Finance II, LLC, Term
Loan
198,544
1.920%,  (LIBOR 1M +
1.750%), 4/11/2025
b
192,385
Terrier Media Buyer, Inc., Term
Loan
144,275
4.411%,  (LIBOR 1M +
4.250%), 12/17/2026
b
140,436

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.0%)
a
Value
Communications Services (0.4%) - continued
$ 60,000
4.411%,  (LIBOR 1M +
4.250%), 12/17/2026
b
$ 58,013
T-Mobile USA, Inc., Term Loan
275,000
3.161%,  (LIBOR 1M +
3.000%), 4/1/2027
b
275,883
TNS, Inc., Term Loan
205,982
4.170%,  (LIBOR 1M +
4.000%), 8/14/2022
b
199,802
WideOpenWest Finance, LLC,
Term Loan
276,963
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
272,255
Windstream Services, LLC, Term
Loan
178,680
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
106,802
Xplornet Communications, Inc.,
Term Loan
145,000
4.911%,  (LIBOR 1M +
4.750%), 6/11/2027
b
141,057
Ziggo Financing Partnership, Term
Loan
240,000
2.675%,  (LIBOR 1M +
2.500%), 4/30/2028
b
230,186
Total 4,432,671
Consumer Cyclical (0.3%)
Cengage Learning, Inc., Term
Loan
215,752
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
174,580
Four Seasons Hotels, Ltd., Term
Loan
194,950
2.161%,  (LIBOR 1M +
2.000%), 11/30/2023
b
187,674
Golden Entertainment, Inc., Term
Loan
376,350
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
342,008
Golden Nugget, LLC, Term Loan
164,079
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
136,880
LCPR Loan Financing, LLC, Term
Loan
405,000
5.175%,  (LIBOR 1M +
5.000%), 10/15/2026
b
406,013
Men's Warehouse, Inc., Term Loan
171,410
4.250%,  (LIBOR 1M +
3.250%), 4/9/2025
b
33,639
Mohegan Gaming and
Entertainment, Term Loan
130,438
5.375%,  (LIBOR 3M +
4.375%), 10/13/2023
b
108,450
Penn National Gaming, Inc., Term
Loan
132,975
3.000%,  (LIBOR 3M +
2.250%), 10/15/2025
b
126,451
Scientific Games International,
Inc., Term Loan
655,996
3.473%,  (LIBOR 1M +
2.750%), 8/14/2024
b
596,018
Staples, Inc., Term Loan
35,573
5.187%,  (LIBOR 3M +
4.500%), 9/12/2024
b,d,e
31,652
Principal
Amount Bank Loans (2.0%)
a
Value
Consumer Cyclical (0.3%) - continued
$ 277,846
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b,d,e
$ 238,409
Stars Group Holdings BV, Term
Loan
102,010
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
101,940
Tenneco, Inc., Term Loan
105,981
3.161%,  (LIBOR 1M +
3.000%), 10/1/2025
b
91,574
Wyndham Hotels & Resorts, Inc.,
Term Loan
137,550
1.911%,  (LIBOR 1M +
1.750%), 5/30/2025
b
130,816
Total 2,706,104
Consumer Non-Cyclical (0.4%)
Aramark Services, Inc., Term Loan
550,000
1.911%,  (LIBOR 1M +
1.750%), 3/11/2025
b
521,813
Bausch Health Americas, Inc.,
Term Loan
348,638
3.176%,  (LIBOR 1M +
3.000%), 6/1/2025
b
342,593
Bellring Brands, LLC, Term Loan
69,114
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b,d,e
69,287
Change Healthcare Holdings, LLC,
Term Loan
135,000
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
131,887
Chobani , LLC, Term Loan
192,508
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
190,475
Dole Food Company, Inc., Term
Loan
164,094
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
159,698
Endo International plc, Term Loan
134,466
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
128,369
Energizer Holdings, Inc., Term
Loan
90,915
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b
90,006
Global Medical Response, Inc.,
Term Loan
540,788
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
533,580
29,250
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
28,462
IQVIA, Inc., Term Loan
59,846
1.911%,  (LIBOR 1M +
1.750%), 1/1/2025
b
58,619
JBS USA LUX SA, Term Loan
292,777
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
282,195
MPH Acquisition Holdings, LLC,
Term Loan
520,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
511,441
Ortho-Clinical Diagnostics SA,
Term Loan
561,975
3.416%,  (LIBOR 1M +
3.250%), 6/30/2025
b
545,818

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.0%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
Plantronics, Inc., Term Loan
$ 130,682
2.780%,  (LIBOR 3M +
2.500%), 7/2/2025
b
$ 119,882
R.R. Donnelley & Sons Company,
Term Loan
39,598
5.161%,  (LIBOR 1M +
5.000%), 1/15/2024
b
36,826
Sotera Health Holdings, LLC, Term
Loan
159,600
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
159,002
US Foods, Inc., Term Loan
89,766
1.911%,  (LIBOR 1M +
1.750%), 6/27/2023
b
84,941
Total 3,994,894
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
178,200
4.911%,  (LIBOR 1M +
4.750%), 11/3/2025
b
111,910
Buckeye Partners, LP, Term Loan
349,125
2.921%,  (LIBOR 1M +
2.750%), 11/1/2026
b
340,725
Calpine Corporation, Term Loan
204,092
2.420%,  (LIBOR 1M +
2.250%), 1/15/2024
b
199,543
Fieldwood Energy, LLC, Term
Loan
195,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
44,524
Illuminate Buyer, LLC, Term Loan
125,000
4.308%,  (LIBOR 3M +
4.000%), 6/30/2027
b
123,500
Radiate Holdco, LLC, Term Loan
555,649
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
544,380
Total 1,364,582
Financials (0.2%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
121,007
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
115,169
Blackstone CQP Holdco, LP, Term
Loan
386,100
3.806%,  (LIBOR 3M +
3.500%), 9/30/2024
b
374,919
Delos Finance SARL, Term Loan
110,000
2.058%,  (LIBOR 3M +
1.750%), 10/6/2023
b
106,067
GGP Nimbus, LLC, Term Loan
204,754
2.661%,  (LIBOR 1M +
2.500%), 8/24/2025
b
166,363
INEOS U.S. Finance, LLC, Term
Loan
89,770
2.214%,  (LIBOR 2M +
2.000%), 3/31/2024
b
86,291
Lealand Finance Company BV,
Term Loan
51,710
4.167%,  (LIBOR 1M +
4.000%), 6/30/2025
b
41,023
Level 3 Financing, Inc., Term Loan
250,000
1.911%,  (LIBOR 1M +
1.750%), 3/1/2027
b
241,927
Principal
Amount Bank Loans (2.0%)
a
Value
Financials (0.2%) - continued
MoneyGram International, Inc.,
Term Loan
$ 144,816
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
$ 136,851
NCR Corporation, Term Loan
109,175
2.670%,  (LIBOR 1M +
2.500%), 8/28/2026
b
105,490
Northriver Midstream Finance, LP,
Term Loan
203,447
3.552%,  (LIBOR 3M +
3.250%), 10/1/2025
b
194,166
Vericast Corporation, Term Loan
287,472
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
199,733
Total 1,767,999
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
328,148
3.761%,  (LIBOR 2M +
3.500%), 8/21/2026
b
291,232
Prime Security Services Borrower,
LLC, Term Loan
530,725
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b,d,e
520,965
Rackspace Hosting, Inc., Term
Loan
475,250
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
b
464,619
SS&C Technologies, Inc., Term
Loan
201,394
1.911%,  (LIBOR 1M +
1.750%), 4/16/2025
b
194,848
145,685
1.911%,  (LIBOR 1M +
1.750%), 4/16/2025
b
140,950
Zayo Group Holdings, Inc., Term
Loan
349,125
3.161%,  (LIBOR 1M +
3.000%), 3/9/2027
b
338,651
Total 1,951,265
Transportation (<0.1%)
Delta Air Lines, Inc., Term Loan
50,000
0.000%,  (LIBOR 1M +
4.750%), 4/29/2023
b,d,e
49,148
Genesee & Wyoming, Inc., Term
Loan
219,450
2.308%,  (LIBOR 3M +
2.000%), 12/30/2026
b
215,199
Mileage Plus Holdings, LLC, Term
Loan
125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
124,625
United Airlines, Inc., Term Loan
164,152
1.911%,  (LIBOR 1M +
1.750%), 4/1/2024
b
146,975
Total 535,947
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
54,851
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
54,097

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.0%)
a
Value
Utilities (0.1%) - continued
Core and Main, LP, Term Loan
$ 175,050
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
$ 170,127
EnergySolutions , LLC, Term Loan
137,200
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
126,338
Pacific Gas & Electric Company,
Term Loan
275,000
5.500%,  (LIBOR 3M +
4.500%), 1/1/2022
b
271,648
Total 622,210
Total Bank Loans
(cost $21,882,052) 20,794,480
Principal
Amount Long-Term Fixed Income ( 42.9% ) Value
Asset-Backed Securities (1.7%)
Access Group, Inc.
108,976
0.672%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,g
106,541
Aimco
400,000
1.578%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,g
393,151
Ares CLO, Ltd.
550,000
1.673%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,g
534,897
Benefit Street Partners CLO IV, Ltd.
700,000
1.522%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,g
695,551
450,000
2.022%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
445,274
Buttermilk Park CLO, Ltd.
925,000
1.675%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,g
898,948
Carlyle Global Market Strategies
CLO, Ltd.
600,000
1.725%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,g
575,300
Carvana Auto Receivables Trust
600,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
g
606,642
CBAM, Ltd.
600,000
1.555%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,g
594,179
Colony American Finance Trust
636,197
2.835%,  6/15/2052, Ser.
2019-2, Class A
g
669,356
Commonbond Student Loan Trust
121,410
0.672%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
119,624
CoreVest American Finance Trust
896,258
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
921,493
Principal
Amount Long-Term Fixed Income (42.9%) Value
Asset-Backed Securities (1.7%) - continued
Dryden Senior Loan Fund
$ 500,000
1.672%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,g
$ 488,367
Earnest Student Loan Program,
LLC
122,680
3.020%,  5/25/2034, Ser.
2016-B, Class A2
g
123,721
Galaxy XX CLO, Ltd.
550,000
1.272%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,g
535,288
Golub Capital Partners, Ltd.
500,000
1.422%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,g
494,112
468,000
1.472%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,g
454,562
Harley Marine Financing, LLC
1,208,314
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,086,212
Home Partners of America Trust
715,748
2.908%,  9/17/2039, Ser.
2019-1, Class A
g
745,165
717,795
2.703%,  10/19/2039, Ser.
2019-2, Class A
g
739,329
Laurel Road Prime Student Loan
Trust
589,766
0.372%,  11/25/2043, Ser.
2018-D, Class A
b,g
614,134
Madison Park Funding XIV, Ltd.
400,000
1.658%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
388,108
Magnetite XII, Ltd.
525,000
1.375%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,g
514,390
Mountain View CLO, Ltd.
375,000
1.395%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,g
363,848
National Collegiate Trust
216,846
0.467%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
209,345
Neuberger Berman CLO XIV, Ltd.
525,000
1.277%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,g
516,459
Neuberger Berman CLO, Ltd.
250,000
1.288%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,g
246,223
Octagon Investment Partners XVI,
Ltd.
100,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
97,470
OneMain Financial Issuance Trust
535,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
g
556,426

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.9%) Value
Asset-Backed Securities (1.7%) - continued
OZLM VIII, Ltd.
$ 764,214
1.443%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,g
$ 752,100
Palmer Square Loan Funding, Ltd.
300,000
1.922%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,g
296,105
PPM CLO 3, Ltd.
250,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,g
246,721
Pretium Mortgage Credit Partners,
LLC
447,297
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
g,h
448,038
RCO Mortgage, LLC
282,582
4.458%,  10/25/2023, Ser.
2018-2, Class A1
g,h
283,617
Shackleton CLO, Ltd.
350,000
1.445%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,g
341,199
SLM Student Loan Trust
149,834
0.572%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
141,578
Toyota Auto Loan Extended Note
Trust
400,000
1.350%,  5/25/2033, Ser.
2020-1A, Class A
g
410,554
Voya CLO, Ltd.
299,532
1.475%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,g
293,945
Total 17,947,972
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
275,000 2.700%,  5/15/2040 310,495
Alcoa Nederland Holding BV
110,000 5.500%,  12/15/2027
g
118,558
Anglo American Capital plc
100,000 4.875%,  5/14/2025
g
113,636
BWAY Holding Company
100,000 5.500%,  4/15/2024
g
101,958
Cleveland-Cliffs, Inc.
80,000 5.750%,  3/1/2025 69,000
70,000 9.875%,  10/17/2025
g
76,475
DowDuPont , Inc.
200,000 4.493%,  11/15/2025 233,686
EI du Pont de Nemours &
Company
190,000 2.300%,  7/15/2030 202,988
First Quantum Minerals, Ltd.
130,000 7.500%,  4/1/2025
g
131,300
Freeport-McMoRan, Inc.
100,000 4.125%,  3/1/2028 105,125
110,000 4.250%,  3/1/2030 114,928
Glencore Funding, LLC
80,000 4.125%,  5/30/2023
g
85,928
110,000 4.000%,  3/27/2027
g
121,088
International Paper Company
222,000 4.350%,  8/15/2048 276,960
Principal
Amount Long-Term Fixed Income (42.9%) Value
Basic Materials (0.4%) - continued
Kinross Gold Corporation
$ 80,000 5.950%,  3/15/2024 $ 90,915
245,000 4.500%,  7/15/2027 279,761
Koppers , Inc.
120,000 6.000%,  2/15/2025
g
123,600
Krayton Polymers, LLC
130,000 7.000%,  4/15/2025
g
134,550
Methanex Corporation
160,000 5.250%,  12/15/2029 154,800
Norbord, Inc.
140,000 5.750%,  7/15/2027
g
149,100
Novelis Corporation
165,000 5.875%,  9/30/2026
g
176,040
40,000 4.750%,  1/30/2030
g
41,731
Olin Corporation
165,000 5.125%,  9/15/2027 160,050
Peabody Securities Finance
Corporation
140,000 6.375%,  3/31/2025
g
70,000
Sherwin-Williams Company
100,000 3.125%,  6/1/2024 108,546
Syngenta Finance NV
250,000 3.933%,  4/23/2021
g
252,510
Teck Resources, Ltd.
301,000 6.125%,  10/1/2035 352,142
Tronox Finance plc
140,000 5.750%,  10/1/2025
g
138,600
Vale Overseas, Ltd.
120,000 6.250%,  8/10/2026 144,240
70,000 6.875%,  11/21/2036 95,550
WestRock Company
70,000 3.750%,  3/15/2025 78,379
Total 4,612,639
Capital Goods (0.6%)
AECOM
230,000 5.125%,  3/15/2027 252,712
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
g
152,975
Ardagh Packaging Finance plc
130,000 5.250%,  8/15/2027
g
136,080
Berry Global, Inc.
100,000 4.875%,  7/15/2026
g
105,625
Carrier Global Corporation
275,000 2.700%,  2/15/2031
g
289,973
Cintas Corporation No. 2
125,000 3.700%,  4/1/2027 143,887
Clean Harbors, Inc.
110,000 4.875%,  7/15/2027
g
116,612
CNH Industrial Capital, LLC
180,000 4.875%,  4/1/2021 184,655
CNH Industrial NV
110,000 3.850%,  11/15/2027 118,730
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 124,200
Crown Cork & Seal Company, Inc.
240,000 7.375%,  12/15/2026 283,200
Emerson Electric Company
275,000 1.800%,  10/15/2027 293,073
H&E Equipment Services, Inc.
145,000 5.625%,  9/1/2025 150,981
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 221,937

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.9%) Value
Capital Goods (0.6%) - continued
Jeld-Wen , Inc.
$ 80,000 6.250%,  5/15/2025
g
$ 85,600
30,000 4.625%,  12/15/2025
g
30,300
L3Harris Technologies, Inc.
309,000 3.950%,  5/28/2024 339,718
Lockheed Martin Corporation
160,000 3.600%,  3/1/2035 199,884
184,000 4.500%,  5/15/2036 249,410
40,000 6.150%,  9/1/2036 61,962
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 373,415
Owens-Brockway Glass Container,
Inc.
32,000 5.000%,  1/15/2022
g
32,080
Republic Services, Inc.
125,000 2.900%,  7/1/2026 138,973
Reynolds Group Issuer, Inc.
245,000 5.125%,  7/15/2023
g
248,748
Roper Technologies, Inc.
75,000 3.650%,  9/15/2023 81,976
104,000 4.200%,  9/15/2028 125,713
Spirit AeroSystems , Inc.
30,000 7.500%,  4/15/2025
g
29,484
Standard Industries, Inc.
210,000 4.375%,  7/15/2030
g
226,800
Textron, Inc.
275,000 3.375%,  3/1/2028 290,618
TransDigm , Inc.
75,000 6.250%,  3/15/2026
g
79,125
200,000 5.500%,  11/15/2027 189,740
United Rentals North America, Inc.
40,000 4.875%,  1/15/2028 42,950
280,000 4.000%,  7/15/2030 289,800
United Technologies Corporation
200,000 4.450%,  11/16/2038 258,321
175,000 3.750%,  11/1/2046 215,329
WESCO Distribution, Inc.
40,000 7.250%,  6/15/2028
g
43,700
Total 6,208,286
Collateralized Mortgage Obligations (2.0%)
Ajax Mortgage Loan Trust
485,348
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,g
492,723
Alternative Loan Trust
170,711
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 135,361
Angel Oak Mortgage Trust
420,566
2.531%,  1/26/2065, Ser.
2020-2, Class A1A
b,g
428,150
Angel Oak Mortgage Trust I, LLC
253,298
3.500%,  7/25/2046, Ser.
2016-1, Class A1
g
263,417
592,562
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,g
604,273
Bellemeade Re, Ltd.
93,341
1.772%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
92,421
112,143
1.272%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,g
111,749
550,000
2.822%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,g
551,658
Principal
Amount Long-Term Fixed Income (42.9%) Value
Collateralized Mortgage Obligations (2.0%) -
continued
BRAVO Residential Funding Trust
$ 270,362
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
$ 278,071
CHL Mortgage Pass-Through Trust
1,133,536
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 910,028
CIM Trust
716,465
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
754,568
Citicorp Mortgage Securities, Inc.
418,095
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 407,496
Citigroup Mortgage Loan Trust,
Inc.
100,046
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 101,998
COLT Funding, LLC
139,279
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,g
140,617
Countrywide Alternative Loan Trust
185,125
3.354%,  10/25/2035, Ser.
2005-43, Class 4A1
b
172,451
153,657
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 83,692
460,581
7.000%,  10/25/2037, Ser.
2007-24, Class A10 262,812
Countrywide Home Loans, Inc.
113,303
5.750%,  4/25/2037, Ser.
2007-3, Class A27 85,261
Credit Suisse Mortgage Capital
Certificates
404,609
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
404,822
Credit Suisse Mortgage Trust
1,191,475
3.552%,  2/25/2060, Ser.
2020-RPL2, Class A12
g
1,187,746
602,070
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,g
638,800
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
51,964
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 45,915
Ellington Financial Mortgage Trust
645,038
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,g
660,062
Federal Home Loan Mortgage
Corporation - REMIC
491,861
3.000%,  2/15/2033, Ser.
4170, Class IG
i
46,587
551,194
3.000%,  3/15/2033, Ser.
4180, Class PI
i
54,555
Federal National Mortgage
Association - REMIC
1,058,955
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
64,740
FWD Securitization Trust
474,617
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
485,892
Galton Funding Mortgage Trust
2017-1
277,920
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,g
284,436

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.9%) Value
Collateralized Mortgage Obligations (2.0%) -
continued
GCAT Trust
$ 210,034
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
g,h
$ 212,581
Greenpoint Mortgage Funding
Trust
489,292
0.372%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
424,876
GS Mortgage-Backed Securities
Trust
316,880
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,g
319,430
GSR Mortgage Loan Trust
849,167
4.138%,  9/25/2034, Ser.
2004-11, Class 2A2
b
861,180
Legacy Mortgage Asset Trust
344,708
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
347,029
MASTR Alternative Loans Trust
276,033
0.622%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
48,505
Merrill Lynch Alternative Note
Asset Trust
97,652
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 65,875
MFRA Trust
324,174
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
g,h
323,853
New Residential Mortgage Loan
Trust
394,845
4.335%,  7/25/2050, Ser.
2020-NPL1, Class A1
g,h
394,800
Preston Ridge Partners Mortgage
Trust, LLC
479,337
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
482,416
418,464
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
416,394
RCO Mortgage, LLC
505,787
3.721%,  5/24/2024, Ser.
2019-1, Class A1
g,h
508,238
721,719
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
718,670
261,045
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
263,492
371,812
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,g
388,857
Residential Accredit Loans, Inc.
Trust
162,338
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 162,577
63,341
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 62,914
Residential Asset Securitization
Trust
240,351
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 208,137
Sequoia Mortgage Trust
414,313
3.530%,  9/20/2046, Ser.
2007-1, Class 4A1
b
316,000
Silver Hill Trust
272,357
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
277,383
Principal
Amount Long-Term Fixed Income (42.9%) Value
Collateralized Mortgage Obligations (2.0%) -
continued
Starwood Mortgage Residential
Trust
$ 213,275
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,g
$ 213,428
Toorak Mortgage Corporation
950,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
955,470
Vericrest Opportunity Loan
Transferee
433,666
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
g,h
434,118
Verus Securitization Trust
76,199
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,g
76,117
78,258
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,g
79,763
63,409
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,g
64,674
135,574
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
135,017
479,545
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,g
488,016
284,417
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,g
283,796
289,893
1.977%,  4/25/2060, Ser.
2020-INV1, Class A1
b,g
288,976
1,080,925
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,g
1,080,095
338,301
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,g
341,874
WaMu Mortgage Pass Through
Certificates
69,349
3.709%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
64,168
65,268
3.711%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
62,014
Total 21,121,034
Commercial Mortgage-Backed Securities (0.3%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
378,817
3.000%,  3/15/2045, Ser.
4741, Class GA 392,672
Federal National Mortgage
Association - ACES
4,499,699
1.770%,  12/25/2028, Ser.
2020-M11, Class IO
b,i
543,779
GS Mortgage Securities Trust
800,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 870,251
Morgan Stanley Capital I Trust
2,250,000
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
335,065
UBS Commercial Mortgage Trust
500,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 549,697
Total 2,691,464
Communications Services (1.6%)
Altice France SA
60,000 5.500%,  1/15/2028
g
63,300

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.9%) Value
Communications Services (1.6%) - continued
AMC Networks, Inc.
$ 95,000 5.000%,  4/1/2024 $ 96,544
American Tower Corporation
135,000 2.900%,  1/15/2030 149,472
300,000 2.100%,  6/15/2030 311,964
AT&T, Inc.
275,000 2.300%,  6/1/2027 291,243
275,000 4.350%,  3/1/2029 328,594
163,000 4.300%,  2/15/2030 195,767
175,000 5.250%,  3/1/2037 225,971
200,000 4.900%,  8/15/2037 250,983
120,000 6.350%,  3/15/2040 170,742
160,000 5.550%,  8/15/2041 212,427
375,000 3.100%,  2/1/2043
e
384,127
British Telecommunications plc
250,000 4.500%,  12/4/2023 279,375
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
g
132,225
120,000 5.125%,  5/1/2027
g
127,312
300,000 4.750%,  3/1/2030
g
319,312
110,000 4.500%,  8/15/2030
g
116,589
100,000 4.250%,  2/1/2031
g
104,299
Charter Communications
Operating, LLC
77,000 6.834%,  10/23/2055 110,612
150,000 4.500%,  2/1/2024 166,712
225,000 4.200%,  3/15/2028 258,682
330,000 6.484%,  10/23/2045 463,512
Clear Channel Worldwide
Holdings, Inc.
140,000 5.125%,  8/15/2027
g
137,200
Comcast Corporation
225,000 4.950%,  10/15/2058 346,641
185,000 4.049%,  11/1/2052 242,897
150,000 2.750%,  3/1/2023 158,973
140,000 3.950%,  10/15/2025 162,152
225,000 4.250%,  10/15/2030 282,161
145,000 4.400%,  8/15/2035 188,352
212,000 4.750%,  3/1/2044 298,789
125,000 4.600%,  8/15/2045 173,042
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
g
252,827
80,000 4.600%,  8/15/2047
g
107,196
Crown Castle International
Corporation
138,000 5.250%,  1/15/2023 153,418
67,000 3.200%,  9/1/2024 73,026
CSC Holdings, LLC
90,000 5.500%,  5/15/2026
g
94,387
80,000 4.125%,  12/1/2030
g
84,300
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 257,870
Embarq Corporation
120,000 7.995%,  6/1/2036 140,640
Entercom Media Corporation
70,000 6.500%,  5/1/2027
g
62,475
Fox Corporation
165,000 3.500%,  4/8/2030 187,756
Front Range BidCo , Inc.
180,000 4.000%,  3/1/2027
g
180,398
Gray Television, Inc.
140,000 5.875%,  7/15/2026
g
144,847
iHeartCommunications , Inc.
70,000 4.750%,  1/15/2028
g
69,496
Principal
Amount Long-Term Fixed Income (42.9%) Value
Communications Services (1.6%) - continued
Lamar Media Corporation
$ 90,000 3.750%,  2/15/2028
g
$ 90,788
Level 3 Financing, Inc.
190,000 4.625%,  9/15/2027
g
199,738
150,000 4.250%,  7/1/2028
g
156,375
Neptune Finco Corporation
281,000 10.875%,  10/15/2025
g
301,260
Netflix, Inc.
320,000 4.875%,  4/15/2028 371,974
Nexstar Escrow Corporation
104,000 5.625%,  8/1/2024
g
106,860
160,000 5.625%,  7/15/2027
g
171,248
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 106,896
90,000 4.200%,  6/1/2030 107,008
SBA Communications Corporation
90,000 3.875%,  2/15/2027
g
93,150
SFR Group SA
240,000 7.375%,  5/1/2026
g
255,996
Sirius XM Radio, Inc.
240,000 5.000%,  8/1/2027
g
255,797
90,000 4.125%,  7/1/2030
g
94,977
Sprint Capital Corporation
90,000 6.875%,  11/15/2028 116,703
Sprint Corporation
250,000 7.250%,  9/15/2021 264,375
315,000 7.625%,  2/15/2025 382,590
Telefonica Emisiones SAU
150,000 4.570%,  4/27/2023 165,183
Telesat Canada / Telesat , LLC
210,000 4.875%,  6/1/2027
g
213,150
Time Warner Entertainment
Company, LP
270,000 8.375%,  3/15/2023 319,869
T-Mobile USA, Inc.
300,000 4.500%,  2/1/2026 309,000
300,000 3.750%,  4/15/2027
g
340,863
250,000 4.375%,  4/15/2040
g
306,060
Univision Communications, Inc.
90,000 6.625%,  6/1/2027
g
90,252
VeriSign, Inc.
140,000 4.750%,  7/15/2027 152,009
Verizon Communications, Inc.
216,000 3.376%,  2/15/2025 242,493
100,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
102,342
605,000 4.272%,  1/15/2036 777,336
Viacom, Inc.
120,000 5.850%,  9/1/2043 152,413
Virgin Media Secured Finance plc
210,000 5.500%,  8/15/2026
g
223,081
Vodafone Group plc
200,000 4.875%,  6/19/2049 263,671
Walt Disney Company
300,000 2.200%,  1/13/2028 317,369
225,000 2.650%,  1/13/2031 244,574
175,000 3.500%,  5/13/2040 201,029
Windstream Services, LLC
110,000 8.625%,  10/31/2025
f,g
66,000
Ziggo BV
130,000 5.500%,  1/15/2027
g
137,320
Total 16,258,356

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.9%) Value
Consumer Cyclical (1.1%)
1011778 B.C., ULC
$ 250,000 4.375%,  1/15/2028
g
$ 260,033
Allied Universal Holdco, LLC
90,000 6.625%,  7/15/2026
g
96,300
Allison Transmission, Inc.
210,000 5.000%,  10/1/2024
g
214,042
Amazon.com, Inc.
300,000 1.500%,  6/3/2030 310,759
200,000 3.875%,  8/22/2037 259,658
120,000 4.050%,  8/22/2047 165,181
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 211,216
Brookfield Property REIT, Inc.
50,000 5.750%,  5/15/2026
g
41,344
Brookfield Residential Properties,
Inc.
250,000 6.250%,  9/15/2027
g
250,000
Carnival Corporation
60,000 10.500%,  2/1/2026
g
62,113
Cedar Fair, LP
110,000 5.250%,  7/15/2029 103,917
Colt Merger Sub, Inc.
120,000 6.250%,  7/1/2025
g
125,640
D.R. Horton, Inc.
200,000 2.550%,  12/1/2020 201,367
275,000 2.600%,  10/15/2025 293,806
Dana, Inc.
120,000 5.625%,  6/15/2028 126,000
Ford Motor Company
50,000 9.000%,  4/22/2025 58,906
30,000 9.625%,  4/22/2030 39,804
Ford Motor Credit Company, LLC
60,000 3.200%,  1/15/2021 60,000
125,000
1.576%,  (LIBOR 3M +
1.270%), 3/28/2022
b
120,008
300,000 4.063%,  11/1/2024 306,660
290,000 4.134%,  8/4/2025 297,221
General Motors Company
300,000 6.125%,  10/1/2025 349,747
300,000 6.800%,  10/1/2027 365,297
General Motors Financial
Company, Inc.
210,000 3.150%,  6/30/2022 215,820
80,000 3.950%,  4/13/2024 85,315
Hanesbrands, Inc.
180,000 4.875%,  5/15/2026
g
196,200
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
g
74,025
Hilton Domestic Operating
Company, Inc.
240,000 4.875%,  1/15/2030 252,000
Home Depot, Inc.
205,000 5.400%,  9/15/2040 305,005
120,000 4.250%,  4/1/2046 161,730
395,000 3.900%,  6/15/2047 512,556
Hyundai Capital America
250,000 3.000%,  6/20/2022
g
256,197
International Game Technology plc
110,000 5.250%,  1/15/2029
g
112,397
KB Home
100,000 4.800%,  11/15/2029 104,000
Landry's, Inc.
130,000 6.750%,  10/15/2024
g
91,000
Principal
Amount Long-Term Fixed Income (42.9%) Value
Consumer Cyclical (1.1%) - continued
Lennar Corporation
$ 170,000 4.125%,  1/15/2022 $ 174,037
365,000 4.875%,  12/15/2023 393,364
Mastercard , Inc.
220,000 3.300%,  3/26/2027 253,643
140,000 3.950%,  2/26/2048 185,286
Mattamy Group Corporation
230,000 5.250%,  12/15/2027
g
238,625
McDonald's Corporation
275,000 2.125%,  3/1/2030 288,635
250,000 4.450%,  3/1/2047 325,712
MGM Resorts International
170,000 6.000%,  3/15/2023 177,650
Norwegian Cruise Line Holdings,
Ltd.
60,000 10.250%,  2/1/2026
g
59,775
Prime Security Services Borrower,
LLC
250,000 5.750%,  4/15/2026
g
277,500
Royal Caribbean Cruises, Ltd.
60,000 9.125%,  6/15/2023
g
61,350
Scientific Games International, Inc.
120,000 5.000%,  10/15/2025
g
118,950
ServiceMaster Company, LLC
200,000 5.125%,  11/15/2024
g
206,000
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
g
66,150
Six Flags Theme Parks, Inc.
60,000 7.000%,  7/1/2025
g
64,399
Staples, Inc.
140,000 7.500%,  4/15/2026
g
122,822
Target Corporation
275,000 2.250%,  4/15/2025 295,864
TJX Companies, Inc.
75,000 3.750%,  4/15/2027 87,026
175,000 3.875%,  4/15/2030 210,986
ViacomCBS , Inc.
300,000 4.200%,  5/19/2032 344,462
Visa, Inc.
135,000 2.700%,  4/15/2040 153,499
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
g
303,693
Walmart, Inc.
175,000 3.250%,  7/8/2029 207,019
Wyndham Destinations, Inc.
80,000 6.625%,  7/31/2026
g
82,572
Yum! Brands, Inc.
180,000 4.750%,  1/15/2030
g
195,300
Total 11,579,583
Consumer Non-Cyclical (1.8%)
Abbott Laboratories
37,000 3.750%,  11/30/2026 43,552
340,000 4.750%,  11/30/2036 478,045
AbbVie, Inc.
200,000 2.800%,  3/15/2023
g
208,403
230,000 3.600%,  5/14/2025 257,516
150,000 2.950%,  11/21/2026
g
165,544
94,000 4.700%,  5/14/2045 123,318
350,000 4.875%,  11/14/2048 481,926
Albertson's Companies, Inc.
200,000 7.500%,  3/15/2026
g
225,000
80,000 4.625%,  1/15/2027
g
84,600

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.9%) Value
Consumer Non-Cyclical (1.8%) - continued
Altria Group, Inc.
$ 125,000 4.400%,  2/14/2026 $ 145,381
225,000 5.800%,  2/14/2039 296,300
Amgen, Inc.
275,000 3.375%,  2/21/2050 322,090
75,000 3.125%,  5/1/2025 83,121
Anheuser-Busch Companies, LLC
265,000 3.650%,  2/1/2026 301,595
320,000 4.700%,  2/1/2036 393,207
Anheuser-Busch InBev Worldwide,
Inc.
500,000 4.750%,  4/15/2058 647,531
250,000 4.375%,  4/15/2038 300,626
Anthem, Inc.
250,000 3.125%,  5/15/2050 277,390
220,000 4.625%,  5/15/2042 288,603
Aramark Services, Inc.
120,000 6.375%,  5/1/2025
g
126,760
BAT Capital Corporation
160,000 4.540%,  8/15/2047 183,108
Bausch Health Companies, Inc.
115,000 7.000%,  1/15/2028
g
125,062
30,000 5.000%,  1/30/2028
g
30,149
Baxalta , Inc.
105,000 4.000%,  6/23/2025 119,932
Becton, Dickinson and Company
187,000 3.734%,  12/15/2024 208,068
160,000 3.700%,  6/6/2027 183,085
Boston Scientific Corporation
120,000 7.375%,  1/15/2040 195,996
Bunge, Ltd. Finance Corporation
36,000 3.500%,  11/24/2020 36,252
Campbell Soup Company
90,000 2.375%,  4/24/2030 95,316
Cargill, Inc.
200,000 3.250%,  5/23/2029
g
228,420
Centene Corporation
275,000 4.750%,  1/15/2025 284,988
90,000 4.250%,  12/15/2027 95,625
90,000 4.625%,  12/15/2029 100,373
Cigna Corporation
150,000 3.050%,  10/15/2027 161,456
295,000 4.800%,  8/15/2038 391,069
Clorox Company
270,000 3.100%,  10/1/2027 307,758
Conagra Brands, Inc.
175,000 4.300%,  5/1/2024 195,749
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 215,771
110,000 2.875%,  5/1/2030 119,575
CVS Health Corporation
50,000 4.000%,  12/5/2023 55,126
245,000 4.100%,  3/25/2025 278,442
275,000 3.625%,  4/1/2027 314,745
270,000 4.875%,  7/20/2035 351,018
DaVita, Inc.
140,000 4.625%,  6/1/2030
g
148,967
DENTSPLY SIRONA, Inc.
350,000 3.250%,  6/1/2030 382,874
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
g
64,950
Encompass Health Corporation
170,000 4.500%,  2/1/2028 177,650
Energizer Holdings, Inc.
190,000 4.750%,  6/15/2028
g
203,794
Principal
Amount Long-Term Fixed Income (42.9%) Value
Consumer Non-Cyclical (1.8%) - continued
Express Scripts Holding Company
$ 355,000 4.800%,  7/15/2046 $ 412,282
General Mills, Inc.
150,000 2.875%,  4/15/2030 168,210
HCA, Inc.
350,000 5.375%,  2/1/2025 394,625
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
g
218,224
JBS Investments II GmbH
180,000 5.750%,  1/15/2028
g
191,124
JBS USA, LLC
90,000 5.750%,  6/15/2025
g
92,362
120,000 5.500%,  1/15/2030
g
132,300
Kellogg Company
300,000 2.100%,  6/1/2030 314,597
Keurig Dr. Pepper, Inc.
250,000 3.200%,  5/1/2030 283,736
Kimberly-Clark Corporation
165,000 3.100%,  3/26/2030 192,051
220,000 3.900%,  5/4/2047 290,405
Kraft Foods Group, Inc.
140,000 5.000%,  6/4/2042 156,668
Kraft Heinz Foods Company
220,000 4.625%,  1/30/2029 250,617
210,000 3.750%,  4/1/2030
g
227,550
Medtronic, Inc.
47,000 4.375%,  3/15/2035 63,789
13,000 4.625%,  3/15/2045 18,744
Merck & Company, Inc.
50,000 3.700%,  2/10/2045 64,992
Molina Healthcare, Inc.
100,000 4.375%,  6/15/2028
g
106,253
Mondelez International, Inc.
90,000 2.750%,  4/13/2030 99,862
Mylan, Inc.
55,000 3.125%,  1/15/2023
g
58,097
Nestle Holdings, Inc.
200,000 3.900%,  9/24/2038
g
266,022
Par Pharmaceutical, Inc.
120,000 7.500%,  4/1/2027
g
127,636
Post Holdings, Inc.
90,000 5.750%,  3/1/2027
g
95,850
Quest Diagnostics, Inc.
300,000 2.800%,  6/30/2031 328,962
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 381,355
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
g
182,894
Scotts Miracle- Gro Company
140,000 4.500%,  10/15/2029 148,225
Shire Acquisitions Investments
Ireland Designated Activity
Company
183,000 2.400%,  9/23/2021 186,653
Simmons Foods, Inc.
85,000 5.750%,  11/1/2024
g
85,425
Smithfield Foods, Inc.
145,000 2.650%,  10/3/2021
g
144,693
Spectrum Brands, Inc.
40,000 5.500%,  7/15/2030
g
41,500
Teleflex, Inc.
30,000 4.250%,  6/1/2028
g
32,138
Tenet Healthcare Corporation
60,000 4.625%,  7/15/2024 61,350
180,000 5.125%,  11/1/2027
g
191,250

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.9%) Value
Consumer Non-Cyclical (1.8%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 140,000 2.800%,  7/21/2023 $ 135,772
Thermo Fisher Scientific, Inc.
165,000 4.133%,  3/25/2025 190,030
Tyson Foods, Inc.
88,000 3.550%,  6/2/2027 100,222
UnitedHealth Group, Inc.
225,000 2.950%,  10/15/2027 255,818
505,000 4.625%,  7/15/2035 688,089
Upjohn, Inc.
300,000 2.300%,  6/22/2027
g
315,770
VRX Escrow Corporation
475,000 6.125%,  4/15/2025
g
490,438
Zoetis, Inc.
275,000 4.700%,  2/1/2043 384,389
Total 19,076,795
Energy (1.2%)
Antero Resources Corporation
75,000 5.000%,  3/1/2025 47,531
Apache Corporation
90,000 4.375%,  10/15/2028 89,887
70,000 5.100%,  9/1/2040 68,075
Archrock Partners, LP
150,000 6.250%,  4/1/2028
g
151,500
BP Capital Markets America, Inc.
50,000 3.119%,  5/4/2026 55,759
150,000 3.543%,  4/6/2027 170,249
BP Capital Markets plc
312,000 3.279%,  9/19/2027 352,404
Buckeye Partners, LP
50,000 4.125%,  3/1/2025
g
50,250
100,000 3.950%,  12/1/2026 99,250
40,000 4.125%,  12/1/2027 39,000
Canadian Natural Resources, Ltd.
90,000 2.050%,  7/15/2025 92,015
140,000 2.950%,  7/15/2030 143,627
Canadian Oil Sands, Ltd.
115,000 9.400%,  9/1/2021
g
122,345
Cheniere Energy Partners, LP
270,000 5.625%,  10/1/2026 285,187
Chesapeake Energy Corporation
77,000 11.500%,  1/1/2025
g,j,k
7,122
Comstock Resources, Inc.
70,000 9.750%,  8/15/2026 69,978
ConocoPhillips
220,000 6.500%,  2/1/2039 344,704
Continental Resources, Inc.
75,000 5.000%,  9/15/2022 75,000
75,000 4.500%,  4/15/2023 74,913
DCP Midstream Operating, LP
90,000 5.625%,  7/15/2027 93,375
Diamondback Energy, Inc.
200,000 3.500%,  12/1/2029 200,223
El Paso Pipeline Partners
Operating Company, LLC
130,000 4.300%,  5/1/2024 144,097
Enagas SA
235,000 5.500%,  1/15/2028
g
209,122
Endeavor Energy Resources, LP
50,000 6.625%,  7/15/2025
g
52,532
40,000 5.500%,  1/30/2026
g
40,200
110,000 5.750%,  1/30/2028
g
112,888
Principal
Amount Long-Term Fixed Income (42.9%) Value
Energy (1.2%) - continued
Energy Transfer Operating, LP
$ 85,000 4.200%,  9/15/2023 $ 89,773
275,000 6.000%,  6/15/2048 289,826
Energy Transfer Partners, LP
155,000 4.900%,  3/15/2035 157,046
50,000 5.150%,  2/1/2043 47,681
EnLink Midstream Partners, LP
100,000 4.850%,  7/15/2026 77,514
60,000 5.600%,  4/1/2044 33,300
EOG Resources, Inc.
250,000 4.375%,  4/15/2030 304,267
EQM Midstream Partners LP
100,000 6.500%,  7/1/2027
g
110,260
EQM Midstream Partners, LP
50,000 5.500%,  7/15/2028 51,840
EQT Corporation
150,000 3.900%,  10/1/2027 141,345
Equinor ASA
375,000 3.000%,  4/6/2027 418,073
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 355,417
Kinder Morgan Energy Partners,
LP
215,000 6.500%,  9/1/2039 283,653
Kinder Morgan, Inc.
225,000 6.500%,  9/15/2020 226,479
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 151,630
Marathon Oil Corporation
225,000 4.400%,  7/15/2027 228,626
Marathon Petroleum Corporation
264,000 4.750%,  12/15/2023 291,421
35,000 6.500%,  3/1/2041 45,789
MPLX, LP
250,000 4.875%,  12/1/2024 281,346
264,000 4.875%,  6/1/2025 299,110
Murphy Oil Corporation
80,000 5.875%,  12/1/2027 73,600
Nabors Industries, Inc.
120,000 5.750%,  2/1/2025 47,400
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
g
63,156
Newfield Exploration Company
60,000 5.625%,  7/1/2024 59,943
128,000 5.375%,  1/1/2026 124,471
Noble Energy, Inc.
300,000 5.050%,  11/15/2044 400,545
Occidental Petroleum Corporation
90,000 2.700%,  8/15/2022 86,884
180,000 2.900%,  8/15/2024 169,371
60,000 3.400%,  4/15/2026 54,300
50,000 8.500%,  7/15/2027 55,680
100,000 3.500%,  8/15/2029 88,877
60,000 6.450%,  9/15/2036 60,013
150,000 4.400%,  4/15/2046 122,205
ONEOK, Inc.
220,000 2.200%,  9/15/2025 216,224
Parsley Energy, LLC
165,000 5.625%,  10/15/2027
g
172,838
Pioneer Natural Resources
Company
90,000 4.450%,  1/15/2026 104,957
Plains All American Pipeline, LP
200,000 4.500%,  12/15/2026 215,152
250,000 3.550%,  12/15/2029 246,913

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.9%) Value
Energy (1.2%) - continued
QEP Resources, Inc.
$ 60,000 5.625%,  3/1/2026 $ 34,950
Regency Energy Partners, LP
50,000 5.875%,  3/1/2022 52,457
Sabine Pass Liquefaction, LLC
125,000 6.250%,  3/15/2022 133,739
150,000 5.625%,  4/15/2023 165,295
175,000 5.750%,  5/15/2024 199,349
Schlumberger Holdings
Corporation
180,000 4.000%,  12/21/2025
g
199,728
Southwestern Energy Company
165,000 7.500%,  4/1/2026 154,811
Suncor Energy, Inc.
155,000 3.600%,  12/1/2024 169,890
Sunoco Logistics Partners
Operations, LP
150,000 4.000%,  10/1/2027 153,688
Sunoco, LP
90,000 5.875%,  3/15/2028 94,050
Targa Resources Partners, LP
190,000 5.375%,  2/1/2027 196,302
Transocean Guardian, Ltd.
93,600 5.875%,  1/15/2024
g
82,602
Transocean Pontus, Ltd.
25,050 6.125%,  8/1/2025
g
23,109
W&T Offshore, Inc.
145,000 9.750%,  11/1/2023
g
96,663
Western Gas Partners, LP
176,000 4.000%,  7/1/2022 181,628
Western Midstream Operating, LP
40,000 5.250%,  2/1/2050 39,500
90,000 3.100%,  2/1/2025 89,784
90,000 3.950%,  6/1/2025 89,550
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 295,125
Williams Partners, LP
100,000 4.500%,  11/15/2023 109,633
20,000 6.300%,  4/15/2040 25,976
WPX Energy, Inc.
110,000 5.750%,  6/1/2026 112,200
50,000 4.500%,  1/15/2030 46,545
Total 12,184,732
Financials (2.9%)
ACE INA Holdings, Inc.
138,000 4.350%,  11/3/2045 194,853
AerCap Ireland Capital, Ltd.
40,000 4.625%,  10/30/2020 40,175
14,000 4.625%,  7/1/2022 14,215
160,000 3.500%,  1/15/2025 153,106
175,000 3.875%,  1/23/2028 161,461
Aircastle , Ltd.
325,000 5.000%,  4/1/2023 325,775
Ally Financial, Inc.
200,000 5.750%,  11/20/2025 225,785
American International Group, Inc.
255,000 3.750%,  7/10/2025 287,448
250,000 3.900%,  4/1/2026 287,321
AvalonBay Communities, Inc.
125,000 3.500%,  11/15/2025 141,246
Aviation Capital Group, LLC
255,000 2.875%,  1/20/2022
g
250,820
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
g
104,520
Principal
Amount Long-Term Fixed Income (42.9%) Value
Financials (2.9%) - continued
Banco Santander Mexico SA
$ 200,000 5.375%,  4/17/2025
g
$ 221,710
Banco Santander SA
400,000
1.386%,  (LIBOR 3M +
1.120%), 4/12/2023
b
399,674
Bank of America Corporation
184,000 4.000%,  4/1/2024 205,793
200,000 4.200%,  8/26/2024 224,200
300,000 4.000%,  1/22/2025 335,271
225,000 3.458%,  3/15/2025
b
245,877
225,000 3.093%,  10/1/2025
b
244,098
180,000 3.824%,  1/20/2028
b
205,948
275,000 2.496%,  2/13/2031
b
292,178
165,000 2.592%,  4/29/2031
b
177,148
Barclays Bank plc
46,000 10.179%,  6/12/2021
g
49,414
Barclays plc
225,000 4.610%,  2/15/2023
b
237,222
236,000 3.650%,  3/16/2025 258,958
Boston Properties, LP
150,000 4.500%,  12/1/2028 181,331
BPCE SA
315,000 3.500%,  10/23/2027
g
349,040
Camden Property Trust
250,000 3.150%,  7/1/2029 284,071
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 224,614
Cascades USA, Inc.
130,000 5.125%,  1/15/2026
g
134,225
CIT Group, Inc.
195,000 5.000%,  8/15/2022 201,337
50,000 5.250%,  3/7/2025 53,500
Citigroup, Inc.
370,000 4.400%,  6/10/2025 419,932
160,000 3.200%,  10/21/2026 178,070
340,000 3.668%,  7/24/2028
b
386,587
120,000 4.125%,  7/25/2028 138,974
225,000 3.520%,  10/27/2028
b
253,563
162,000 4.650%,  7/23/2048 227,559
CNA Financial Corporation
100,000 3.900%,  5/1/2029 114,144
Comerica, Inc.
75,000 3.700%,  7/31/2023 81,125
Commerzbank AG
200,000 8.125%,  9/19/2023
g
231,070
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
258,000 3.950%,  11/9/2022 274,814
278,000 4.625%,  12/1/2023 307,662
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
g
91,620
Credit Agricole SA
250,000 3.250%,  1/14/2030
g
274,322
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,g,l
212,750
350,000 2.193%,  6/5/2026
b,g
360,694
250,000 3.869%,  1/12/2029
b,g
281,091
Danske Bank AS
200,000 3.244%,  12/20/2025
b,g
214,422
Deutsche Bank AG
100,000 4.250%,  10/14/2021 103,241
225,000 3.961%,  11/26/2025
b
239,950
Discover Bank
260,000 4.682%,  8/9/2028
b
269,773

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.9%) Value
Financials (2.9%) - continued
Duke Realty, LP
$ 150,000 2.875%,  11/15/2029 $ 168,195
ERP Operating, LP
54,000 3.375%,  6/1/2025 59,908
ESH Hospitality, Inc.
90,000 5.250%,  5/1/2025
g
91,933
40,000 4.625%,  10/1/2027
g
38,492
Fidelity National Financial, Inc.
250,000 5.500%,  9/1/2022 269,513
First Horizon National Corporation
350,000 4.000%,  5/26/2025 380,236
GE Capital Funding, LLC
875,000 4.400%,  5/15/2030
g
922,032
GE Capital International Funding
Company
210,000 4.418%,  11/15/2035 217,054
Goldman Sachs Group, Inc.
300,000
4.370%,  (LIBOR 3M +
3.922%), 9/3/2020
b,l
291,375
176,000 2.908%,  6/5/2023
b
182,889
200,000 3.625%,  2/20/2024 218,977
210,000 4.750%,  10/21/2045 290,390
HCP, Inc.
100,000 3.400%,  2/1/2025 109,619
Healthpeak Properties, Inc.
175,000 2.875%,  1/15/2031 185,668
HSBC Holdings plc
200,000 6.875%,  6/1/2021
b,l
203,895
275,000 3.803%,  3/11/2025
b
297,826
350,000 3.900%,  5/25/2026 393,217
300,000 4.950%,  3/31/2030 367,166
Icahn Enterprises, LP
170,000 6.375%,  12/15/2025 176,800
80,000 6.250%,  5/15/2026 84,542
ING Groep NV
250,000 4.100%,  10/2/2023 275,502
International Lease Finance
Corporation
80,000 5.875%,  8/15/2022 86,379
Iron Mountain, Inc.
150,000 4.875%,  9/15/2027
g
155,812
J.P. Morgan Chase & Company
200,000 3.625%,  5/13/2024 221,952
200,000 3.875%,  9/10/2024 223,525
145,000 3.125%,  1/23/2025 159,029
425,000 3.900%,  7/15/2025 483,956
150,000 3.300%,  4/1/2026 168,756
275,000 4.203%,  7/23/2029
b
328,234
175,000 2.522%,  4/22/2031
b
188,756
260,000 3.882%,  7/24/2038
b
323,898
Kimco Realty Corporation
320,000 3.300%,  2/1/2025 343,886
Liberty Mutual Group, Inc.
80,000 4.950%,  5/1/2022
g
85,562
Lloyds Banking Group plc
225,000 2.907%,  11/7/2023
b
235,392
450,000 3.870%,  7/9/2025
b
496,119
MetLife, Inc.
210,000 4.050%,  3/1/2045 268,990
MGM Growth Properties Operating
Partnership, LP
60,000 4.625%,  6/15/2025
g
63,074
Mitsubishi UFJ Financial Group,
Inc.
455,000 3.455%,  3/2/2023 486,834
Principal
Amount Long-Term Fixed Income (42.9%) Value
Financials (2.9%) - continued
$ 200,000 3.287%,  7/25/2027 $ 223,334
350,000 2.048%,  7/17/2030 360,088
Morgan Stanley
80,000
4.085%,  (LIBOR 3M +
3.810%), 10/15/2020
b,l
77,702
135,000 4.875%,  11/1/2022 147,168
185,000 3.125%,  1/23/2023 196,692
110,000 2.188%,  4/28/2026
b
115,891
275,000 4.350%,  9/8/2026 322,238
240,000 3.591%,  7/22/2028
b
274,169
350,000 3.622%,  4/1/2031
b
409,283
MPT Operating Partnership, LP
55,000 6.375%,  3/1/2024 56,719
125,000 4.625%,  8/1/2029 132,070
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 172,156
110,000 3.850%,  6/30/2026 125,395
Nationwide Building Society
200,000 3.622%,  4/26/2023
b,g
208,738
Outfront Media Cap, LLC
220,000 4.625%,  3/15/2030
g
205,700
Park Aerospace Holdings, Ltd.
112,000 4.500%,  3/15/2023
g
105,800
Prudential Financial, Inc.
175,000 3.700%,  3/13/2051 209,286
Quicken Loans, Inc.
150,000 5.750%,  5/1/2025
g
154,640
Realty Income Corporation
175,000 4.125%,  10/15/2026 203,087
Regency Centers, LP
290,000 4.125%,  3/15/2028 325,545
Reinsurance Group of America,
Inc.
160,000 4.700%,  9/15/2023 176,683
Royal Bank of Scotland Group plc
75,000 6.125%,  12/15/2022 82,167
100,000 6.100%,  6/10/2023 110,634
200,000 3.875%,  9/12/2023 217,212
275,000 6.000%,  12/29/2025
b,l
288,750
200,000 4.445%,  5/8/2030
b
238,036
Service Properties Trust
70,000 4.500%,  6/15/2023 66,500
40,000 4.750%,  10/1/2026 35,200
Simon Property Group, LP
160,000 4.250%,  11/30/2046 186,892
Societe Generale SA
132,000 4.750%,  11/24/2025
g
145,397
Springleaf Finance Corporation
140,000 6.875%,  3/15/2025 156,450
110,000 7.125%,  3/15/2026 128,956
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 133,033
Synchrony Financial
70,000 4.250%,  8/15/2024 74,349
175,000 3.950%,  12/1/2027 184,662
UBS Group Funding Jersey, Ltd.
138,000 4.125%,  9/24/2025
g
158,466
UDR, Inc.
175,000 2.100%,  8/1/2032 178,673
Ventas Realty, LP
190,000 3.100%,  1/15/2023 196,275
VICI Properties, LP / VICI Note
Company, Inc.
50,000 4.250%,  12/1/2026
g
51,500

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.9%) Value
Financials (2.9%) - continued
$ 30,000 3.750%,  2/15/2027
g
$ 30,225
90,000 4.625%,  12/1/2029
g
94,725
30,000 4.125%,  8/15/2030
g
30,360
Voya Financial, Inc.
310,000 3.125%,  7/15/2024 334,175
Wells Fargo & Company
160,000 3.450%,  2/13/2023 169,905
200,000 4.125%,  8/15/2023 218,577
205,000 3.000%,  2/19/2025 222,935
300,000 3.000%,  4/22/2026 328,736
163,000 3.000%,  10/23/2026 178,809
300,000 2.393%,  6/2/2028
b
315,179
307,000 4.900%,  11/17/2045 405,561
Total 30,083,803
Mortgage-Backed Securities (12.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,080,027 3.000%,  3/25/2050 8,556,278
4,977,658 3.000%,  4/1/2050 5,271,050
3,730,383 3.500%,  7/1/2047 3,946,548
Federal National Mortgage
Association
487,318 3.230%,  11/1/2020 487,005
1,823,471 4.500%,  5/1/2048 1,961,782
3,437,465 3.500%,  10/1/2048 3,629,911
2,335,413 3.500%,  6/1/2049 2,469,372
3,981,289 3.500%,  8/1/2049 4,213,933
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
9,090,000 2.000%,  8/1/2035
e
9,455,020
11,660,000 2.500%,  8/1/2035
e
12,237,534
9,675,000 2.000%,  9/1/2035
e
10,049,906
7,000,000 1.500%,  10/15/2035
e
7,153,399
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,750,000 2.000%,  8/1/2050
e
1,813,027
25,500,000 2.500%,  8/1/2050
e,m
26,787,949
16,850,000 2.000%,  9/1/2050
e,m
17,424,619
12,228,000 3.000%,  9/1/2043
e
12,907,735
5,952,396 4.000%,  7/1/2048 6,319,045
Total 134,684,113
Technology (1.1%)
Apple, Inc.
170,000 3.200%,  5/11/2027 194,738
100,000 3.000%,  6/20/2027 113,525
365,000 3.000%,  11/13/2027 416,628
490,000 3.750%,  9/12/2047 631,296
Applied Materials, Inc.
88,000 3.300%,  4/1/2027 101,914
Avnet, Inc.
120,000 3.750%,  12/1/2021 123,728
Baidu, Inc.
220,000 3.425%,  4/7/2030
n
246,074
Broadcom Corporation
164,000 3.875%,  1/15/2027 182,170
200,000 3.500%,  1/15/2028 217,070
Broadcom, Inc.
300,000 4.750%,  4/15/2029
g
349,698
125,000 5.000%,  4/15/2030
g
148,546
Principal
Amount Long-Term Fixed Income (42.9%) Value
Technology (1.1%) - continued
CDW, LLC
$ 110,000 4.250%,  4/1/2028 $ 117,656
CommScope Technologies
Finance, LLC
250,000 6.000%,  6/15/2025
g
255,425
Diamond 1 Finance Corporation
295,000 6.020%,  6/15/2026
g
345,842
Diamond Sports Group, LLC
70,000 5.375%,  8/15/2026
g
53,905
140,000 6.625%,  8/15/2027
g
76,650
Fiserv, Inc.
200,000 2.250%,  6/1/2027 214,011
250,000 2.650%,  6/1/2030 273,508
Gartner, Inc.
60,000 4.500%,  7/1/2028
g
63,000
Harland Clarke Holdings
Corporation
100,000 8.375%,  8/15/2022
g
81,750
Hewlett Packard Enterprise
Company
160,000 4.650%,  10/1/2024 179,916
Intel Corporation
225,000 3.100%,  2/15/2060 263,016
Iron Mountain, Inc.
90,000 5.250%,  7/15/2030
g
94,387
KLA Corporation
330,000 3.300%,  3/1/2050 369,525
Lam Research Corporation
275,000 2.875%,  6/15/2050 313,678
Marvell Technology Group, Ltd.
165,000 4.200%,  6/22/2023 178,557
220,000 4.875%,  6/22/2028 270,609
Micron Technology, Inc.
110,000 2.497%,  4/24/2023 114,832
Microsoft Corporation
318,000 2.675%,  6/1/2060 349,502
280,000 4.200%,  11/3/2035 377,390
625,000 3.700%,  8/8/2046 811,969
NCR Corporation
240,000 6.125%,  9/1/2029
g
262,908
NVIDIA Corporation
275,000 3.500%,  4/1/2040 328,298
NXP BV/NXP Funding, LLC
225,000 4.875%,  3/1/2024
g
253,095
Open Text Corporation
160,000 4.125%,  2/15/2030
g
168,000
Oracle Corporation
490,000 2.950%,  5/15/2025 540,982
350,000 2.800%,  4/1/2027 388,633
225,000 3.850%,  7/15/2036 277,037
275,000 3.600%,  4/1/2040 325,431
Plantronics, Inc.
170,000 5.500%,  5/31/2023
g
160,684
PTC, Inc.
40,000 3.625%,  2/15/2025
g
41,471
40,000 4.000%,  2/15/2028
g
42,014
Sensata Technologies BV
100,000 5.000%,  10/1/2025
g
108,000
SS&C Technologies, Inc.
210,000 5.500%,  9/30/2027
g
225,750
Texas Instruments, Inc.
270,000 4.150%,  5/15/2048 375,594
Tyco Electronics Group SA
40,000 3.450%,  8/1/2024 43,711
80,000 3.125%,  8/15/2027 88,296

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.9%) Value
Technology (1.1%) - continued
Vmware , Inc.
$ 250,000 4.650%,  5/15/2027 $ 286,175
Total 11,446,594
Transportation (0.2%)
Air Canada Pass Through Trust
43,068 3.875%,  3/15/2023
g
36,636
Air Lease Corporation
75,000 3.500%,  1/15/2022 75,883
Burlington Northern Santa Fe, LLC
130,000 5.750%,  5/1/2040 195,733
100,000 5.050%,  3/1/2041 140,898
130,000 4.450%,  3/15/2043 177,257
CSX Corporation
165,000 3.800%,  4/15/2050 209,465
98,000 3.700%,  11/1/2023 107,981
175,000 3.350%,  9/15/2049 204,033
Delta Air Lines, Inc.
130,000 7.000%,  5/1/2025
g
138,938
Mileage Plus Holdings, LLC
90,000 6.500%,  6/20/2027
g
93,150
NCL Corporation, Ltd.
80,000 3.625%,  12/15/2024
g
52,872
Penske Truck Leasing Company,
LP
200,000 3.375%,  2/1/2022
g
206,405
Southwest Airlines Company
250,000 4.750%,  5/4/2023 262,351
75,000 5.125%,  6/15/2027 78,691
United Parcel Service, Inc.
220,000 4.450%,  4/1/2030 280,555
XPO Logistics, Inc.
225,000 6.750%,  8/15/2024
g
241,979
Total 2,502,827
U.S. Government & Agencies (14.1%)
U.S. Treasury Bonds
2,285,000 2.250%,  11/15/2027 2,587,405
5,450,000 2.875%,  5/15/2028 6,467,617
2,190,000 5.250%,  11/15/2028 3,046,410
4,000,000 1.625%,  8/15/2029 4,398,906
4,750,000 1.500%,  2/15/2030 5,183,809
550,000 4.375%,  5/15/2040 892,633
2,000,000 3.000%,  5/15/2042 2,761,953
4,999,000 2.500%,  5/15/2046 6,476,244
7,300,000 2.875%,  5/15/2049 10,320,090
200,000 2.375%,  11/15/2049 258,656
U.S. Treasury Notes
400,000 1.375%,  8/31/2020 400,385
130,000 1.875%,  12/15/2020 130,848
2,750,000 2.500%,  2/28/2021 2,787,383
1,000,000 1.375%,  5/31/2021 1,010,391
9,210,000 1.125%,  8/31/2021 9,308,576
9,850,000 1.500%,  9/30/2021 10,005,830
1,170,000 1.125%,  2/28/2022 1,188,281
6,135,000 0.125%,  6/30/2022 6,135,479
4,060,000 1.875%,  7/31/2022 4,201,307
19,985,000 2.000%,  11/30/2022 20,855,440
1,700,000 2.500%,  3/31/2023 1,807,312
11,330,000 2.500%,  1/31/2024 12,255,873
1,350,000 2.125%,  7/31/2024 1,454,941
8,000,000 1.250%,  8/31/2024 8,348,750
2,540,000 2.250%,  11/15/2024 2,762,845
1,090,000 2.125%,  11/30/2024 1,180,649
1,000,000 1.375%,  1/31/2025 1,052,695
Principal
Amount Long-Term Fixed Income (42.9%) Value
U.S. Government & Agencies (14.1%) -
continued
$ 7,440,000 2.625%,  1/31/2026 $ 8,394,413
9,300,000 2.500%,  2/28/2026 10,445,063
1,950,000 0.500%,  4/30/2027 1,965,844
Total 148,086,028
Utilities (1.1%)
AES Corporation
125,000 5.125%,  9/1/2027 135,384
Ameren Illinois Company
150,000 4.500%,  3/15/2049 212,855
American Water Capital
Corporation
275,000 2.800%,  5/1/2030 310,015
Appalachian Power Company
85,000 3.300%,  6/1/2027 93,623
Arizona Public Service Company
150,000 3.500%,  12/1/2049 176,043
Berkshire Hathaway Energy
Company
140,000 4.500%,  2/1/2045 191,842
Calpine Corporation
140,000 4.500%,  2/15/2028
g
144,550
CenterPoint Energy, Inc.
75,000 3.850%,  2/1/2024 82,515
175,000 2.500%,  9/1/2024 186,767
140,000 4.250%,  11/1/2028 166,846
CMS Energy Corporation
120,000 2.950%,  2/15/2027 128,235
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 255,094
Consolidated Edison Company of
New York, Inc.
325,000 4.125%,  5/15/2049 427,565
Consolidated Edison, Inc.
69,000 4.500%,  12/1/2045 92,412
Consumers Energy Company
175,000 4.350%,  4/15/2049 248,839
DTE Electric Company
115,000 3.700%,  3/15/2045 144,395
145,000 3.700%,  6/1/2046 181,715
Duke Energy Carolinas, LLC
315,000 3.700%,  12/1/2047 400,639
Duke Energy Corporation
160,000 3.750%,  9/1/2046 197,137
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 137,015
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 232,953
Edison International
250,000 5.750%,  6/15/2027 291,335
Energy Transfer Operating, LP
280,000 5.200%,  2/1/2022 291,481
Exelon Corporation
200,000 4.700%,  4/15/2050 276,329
50,000 5.100%,  6/15/2045 68,539
263,000 4.450%,  4/15/2046 341,535
FirstEnergy Corporation
50,000 2.850%,  7/15/2022 51,269
320,000 4.850%,  7/15/2047 395,468
ITC Holdings Corporation
66,000 4.050%,  7/1/2023 71,277
80,000 5.300%,  7/1/2043 110,386
Mississippi Power Company
165,000 3.950%,  3/30/2028 191,693

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.9%) Value
Utilities (1.1%) - continued
Monongahela Power Company
$ 150,000 5.400%,  12/15/2043
g
$ 217,727
National Rural Utilities Cooperative
Finance Corporation
90,000 3.900%,  11/1/2028 107,830
200,000 3.700%,  3/15/2029 238,787
NextEra Energy Operating
Partners, LP
240,000 3.875%,  10/15/2026
g
250,800
NiSource Finance Corporation
88,000 3.490%,  5/15/2027 100,783
255,000 5.650%,  2/1/2045 373,928
NiSource, Inc.
250,000 3.600%,  5/1/2030 294,455
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027
f
184,908
175,000 3.950%,  12/1/2047
f
185,855
PG&E Corporation
60,000 5.000%,  7/1/2028 61,737
50,000 5.250%,  7/1/2030 52,000
PPL Capital Funding, Inc.
225,000 5.000%,  3/15/2044 292,686
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 172,976
Public Service Electric & Gas
Company
220,000 3.000%,  5/15/2027 246,232
San Diego Gas and Electric
Company
270,000 4.150%,  5/15/2048 354,620
South Carolina Electric & Gas
Company
350,000 5.100%,  6/1/2065 562,295
Southern California Edison
Company
175,000 4.000%,  4/1/2047 208,105
Southern Company
215,000 3.250%,  7/1/2026 244,131
Southern Company Gas Capital
Corporation
220,000 4.400%,  5/30/2047 282,187
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 75,387
Suburban Propane Partners, LP
110,000 5.875%,  3/1/2027 111,925
Talen Energy Supply, LLC
120,000 7.625%,  6/1/2028
g
125,400
TerraForm Power Operating, LLC
120,000 5.000%,  1/31/2028
g
132,300
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 180,877
Vistra Operations Company, LLC
160,000 5.000%,  7/31/2027
g
170,800
Total 11,464,482
Total Long-Term Fixed Income
(cost $423,109,774) 449,948,708
Shares
Registered Investment
Companies ( 38.6% ) Value
Unaffiliated  (0.8%)
1,713 Health Care Select Sector SPDR
Fund 180,773
Shares
Registered Investment
Companies (38.6%) Value
Unaffiliated  (0.8%)- continued
113,400 Invesco Senior Loan ETF $ 2,453,976
1,732 iShares Dow Jones US Home
Construction Index Fund 89,475
2,456 ProShares Ultra S&P 500 343,103
6,676 SPDR Bloomberg Barclays High
Yield Bond ETF 708,324
13,488 SPDR S&P 500 ETF Trust 4,404,102
1,220 SPDR S&P Regional Banking ETF 45,848
70 Utilities Select Sector SPDR Fund 4,258
Total 8,229,859
Affiliated  (37.8%)
3,595,005 Thrivent Core Emerging Markets
Debt Fund 35,985,998
592,723 Thrivent Core Emerging Markets
Equity Fund
o
5,992,431
969,305 Thrivent Core International Equity
Fund 8,316,637
2,477,074 Thrivent Core Low Volatility Equity
Fund 29,204,703
58,959 Thrivent Global Stock Fund, Class
S 1,420,912
5,230,859 Thrivent High Yield Fund, Class S 23,800,411
8,113,650 Thrivent Income Fund, Class S 82,678,089
3,941,200 Thrivent International Allocation
Fund, Class S 36,534,925
2,895,654 Thrivent Large Cap Growth Fund,
Class S 46,475,254
3,015,573 Thrivent Large Cap Value Fund,
Class S 62,392,197
3,249,724 Thrivent Limited Maturity Bond
Fund, Class S 41,206,501
692,303 Thrivent Mid Cap Stock Fund,
Class S 18,622,940
212,720 Thrivent Small Cap Stock Fund,
Class S 4,524,550
Total 397,155,548
Total Registered Investment
Companies (cost $326,800,958) 405,385,407
Shares Common Stock ( 10.4% ) Value
Communications Services (0.4%)
791 Activision Blizzard, Inc. 65,360
564 Alphabet, Inc., Class A
o
839,204
286 Alphabet, Inc., Class C
o
424,127
4,373 AMC Entertainment Holdings, Inc. 17,667
488 AMC Networks, Inc.
o
11,273
1,712 AT&T, Inc. 50,641
2,386 Cinemark Holdings, Inc. 28,226
3,537 Comcast Corporation 151,384
1,232 Consolidated Communications
Holdings, Inc.
o
8,994
1,140 Discovery, Inc., Class A
n,o
24,054
1,305 DISH Network Corporation
o
41,904
1,343 EchoStar Corporation
o
36,664
2,113 Facebook, Inc.
o
536,005
11,232 Gannett Company, Inc. 16,623
400 Hemisphere Media Group, Inc.
o
3,520
122 IAC/ InterActiveCorp
o
16,155
2,689 Interpublic Group of Companies,
Inc. 48,536
1,152 Lions Gate Entertainment
Corporation, Class A
o
8,824

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.4%) Value
Communications Services (0.4%) - continued
1,498 Lions Gate Entertainment
Corporation, Class B
o
$ 10,651
6,925 Live Nation Entertainment, Inc.
o
324,159
142 Madison Square Garden
Entertainment Corporation
o
10,062
110 Match Group, Inc.
o
11,297
2,063 Meredith Corporation 29,625
565 News Corporation 7,209
3,656 ORBCOMM, Inc.
o
15,392
15,136 QuinStreet , Inc.
o
176,713
1,250 RingCentral, Inc.
o
362,837
531 Scholastic Corporation 12,707
1,278 Take-Two Interactive Software,
Inc.
o
209,618
1,300 Twitter, Inc.
o
47,320
1,817 Uber Technologies, Inc.
o
54,982
3,232 Verizon Communications, Inc. 185,775
273 ViacomCBS , Inc. 7,117
2,472 Walt Disney Company 289,076
990 Zillow Group, Inc.
o
67,409
Total 4,151,110
Consumer Discretionary (1.2%)
774 Aaron's, Inc. 40,387
1,270 Abercrombie & Fitch Company 12,230
1,256 Adient plc
o
20,900
631 Amazon.com, Inc.
o
1,996,913
2,865 American Eagle Outfitters, Inc. 28,650
155 American Public Education, Inc.
o
4,512
5,072 Aptiv plc 394,348
1,811 At Home Group, Inc.
o
22,493
41 AutoZone, Inc.
o
49,504
1,766 Beazer Homes USA, Inc.
o
19,762
3,495 Bed Bath & Beyond, Inc. 37,816
653 Big Lots, Inc. 25,689
1,552 BJ's Restaurants, Inc. 31,133
89 Bloomin ' Brands, Inc. 1,025
143 Booking Holdings, Inc.
o
237,685
4,246 Bright Horizons Family Solutions,
Inc.
o
455,341
2,067 Burlington Stores, Inc.
o
388,596
1,180 Caesars Entertainment, Inc.
o
36,639
814 Caleres , Inc. 5,136
1,136 Camping World Holdings, Inc. 41,600
2,031 Capri Holdings, Ltd.
o
30,424
1,333 Carnival Corporation 18,502
5,076 Cedar Fair, LP 121,012
1,805 Century Casinos, Inc.
o
7,274
589 Century Communities, Inc.
o
20,980
3,425 Chewy, Inc.
o
179,778
11,854 Chico's FAS, Inc. 15,055
228 Children's Place, Inc. 5,565
340 Chipotle Mexican Grill, Inc.
o
392,754
32 Churchill Downs, Inc. 4,433
13,031 Cooper-Standard Holdings, Inc.
o
139,562
615 Cracker Barrel Old Country Store,
Inc. 67,939
4,328 Crocs, Inc.
o
155,548
1,909 Culp, Inc. 21,190
745 D.R. Horton, Inc. 49,289
1,027 Dana, Inc. 11,739
1,404 Darden Restaurants, Inc. 106,564
1,636 Dave & Buster's Entertainment,
Inc. 20,188
408 Deckers Outdoor Corporation
o
85,374
753 Denny's Corporation
o
6,690
Shares Common Stock (10.4%) Value
Consumer Discretionary (1.2%) - continued
1,777 Designer Brands, Inc. $ 10,502
578 Dick's Sporting Goods, Inc. 26,368
615 Dine Brands Global, Inc. 27,939
811 Domino's Pizza, Inc. 313,541
42 Dorman Products, Inc.
o
3,433
5,438 Duluth Holdings, Inc.
n,o
40,187
2,695 Emerald Holding, Inc. 7,330
1,320 Ethan Allen Interiors, Inc. 15,629
1,674 Etsy, Inc.
o
198,168
1,310 Express, Inc.
o
1,323
1,033 Extended Stay America, Inc. 11,787
4,590 Five Below, Inc.
o
499,897
2,021 Foot Locker, Inc. 59,397
1,410 Fossil, Inc.
o
4,667
121 Fox Factory Holding Corporation
o
10,769
2,416 GameStop Corporation
o
9,688
1,152 Gap, Inc. 15,402
1,283 Garrett Motion, Inc.
o
7,544
1,237 Genuine Parts Company 111,516
571 G-III Apparel Group, Ltd.
o
5,647
2,002 Goodyear Tire & Rubber Company 18,038
469 Grand Canyon Education, Inc.
o
41,619
2,653 Home Depot, Inc. 704,345
222 Hooker Furniture Corporation 4,751
490 Hovnanian Enterprises, Inc.
o
11,417
300 Jack in the Box, Inc. 24,633
1,215 KB Home 40,873
2,537 Knoll, Inc. 29,708
1,926 Kohl's Corporation 36,671
746 Kontoor Brands, Inc. 14,293
2,459 L Brands, Inc. 60,024
1,682 Lear Corporation 185,659
4,618 Leggett & Platt, Inc. 185,136
86 Lithia Motors, Inc. 19,707
895 Lowe's Companies, Inc. 133,274
279 Lululemon Athletica , Inc.
o
90,840
3,635 Macy's, Inc. 22,028
142 Madison Square Garden Sports
Corporation
o
21,824
1,244 Marcus Corporation 17,180
176 Marriott Vacations Worldwide
Corporation 14,900
5,028 Mattel, Inc.
o
55,861
1,351 McDonald's Corporation 262,472
12 Mercadolibre , Inc.
o
13,495
3,882 Michaels Companies, Inc.
o
27,873
928 Modine Manufacturing Company
o
5,048
1,013 Mohawk Industries, Inc.
o
80,888
4,758 Movado Group, Inc. 45,867
143 Netflix, Inc.
o
69,910
731 NIKE, Inc. 71,353
1,554 Nordstrom, Inc. 21,274
2,834 Norwegian Cruise Line Holdings,
Ltd.
o
38,656
108 NVR, Inc.
o
424,456
728 Office Depot, Inc. 16,067
3,169 Ollie's Bargain Outlet Holdings,
Inc.
o
333,062
468 Park Hotels & Resorts, Inc. 3,870
11,553 Party City Holdco, Inc.
o
18,947
3,422 Penn National Gaming, Inc.
o
115,835
8,973 Planet Fitness, Inc.
o
468,391
12,242 Playa Hotels and Resorts NV
o
44,438
54 Pool Corporation 17,102
1,962 PulteGroup, Inc. 85,543
492 PVH Corporation 23,941

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.4%) Value
Consumer Discretionary (1.2%) - continued
2,881 Qurate Retail, Inc.
o
$ 31,432
305 Red Robin Gourmet Burgers, Inc.
o
2,666
4,229 Red Rock Resorts, Inc. 46,350
288 RH
o
82,780
934 Royal Caribbean Cruises, Ltd. 45,495
3,073 Ruth's Hospitality Group, Inc. 20,574
1,156 Sally Beauty Holdings, Inc.
o
13,421
216 SeaWorld Entertainment, Inc.
o
3,126
403 Signet Jewelers, Ltd. 4,328
2,845 Six Flags Entertainment
Corporation 49,475
1,714 Skyline Corporation
o
48,386
1,737 Sleep Number Corporation
o
80,770
730 Sony Corporation ADR 56,911
2,361 Standard Motor Products, Inc. 107,378
4,490 Stoneridge, Inc.
o
93,033
127 Strategic Education, Inc. 16,029
3,001 Tailored Brands, Inc. 910
4,410 Taylor Morrison Home Corporation
o
103,415
2,682 Tenneco, Inc.
o
19,874
6,856 Texas Roadhouse, Inc. 385,239
1,493 Thor Industries, Inc. 170,187
3,636 TJX Companies, Inc. 189,036
2,831 Toll Brothers, Inc. 108,144
1,224 TopBuild Corporation
o
161,470
1,435 Tri Pointe Homes, Inc.
o
23,993
267 Tupperware Brands Corporation 4,120
1,225 Ulta Beauty, Inc.
o
236,413
556 Urban Outfitters, Inc.
o
9,196
429 Vail Resorts, Inc. 82,381
25 Wayfair, Inc.
o
6,652
61 Williams-Sonoma, Inc. 5,314
817 Wingstop , Inc. 127,656
328 Workhorse Group, Inc.
o
5,091
277 YETI Holdings, Inc.
o
13,543
497 Yum! Brands, Inc. 45,252
4,706 Zumiez , Inc.
o
108,709
Total 13,120,971
Consumer Staples (0.4%)
191 Andersons, Inc. 2,716
1,638 BJ's Wholesale Club Holdings,
Inc.
o
65,602
2,098 Casey's General Stores, Inc. 333,981
356 Central Garden & Pet Company
o
13,478
8,784 Coca-Cola Company 414,956
4,144 Colgate-Palmolive Company 319,917
649 Costco Wholesale Corporation 211,269
19,809 Cott Corporation
n
281,486
3,845 e.l.f . Beauty, Inc.
o
68,672
690 Edgewell Personal Care Company
o
20,624
2,384 Hain Celestial Group, Inc.
o
81,008
1,316 John B. Sanfilippo & Son, Inc. 116,032
233 Kimberly-Clark Corporation 35,425
198 Lamb Weston Holdings, Inc. 11,896
246 McCormick & Company, Inc. 47,945
2,331 Monster Beverage Corporation
o
182,937
2,510 PepsiCo, Inc. 345,527
1,633 Philip Morris International, Inc. 125,431
2,012 Procter & Gamble Company 263,813
542 Seneca Foods Corporation
o
21,235
2,355 Simply Good Foods Company
o
56,614
557 Sprouts Farmers Markets, Inc.
o
14,694
638 TreeHouse Foods, Inc.
o
27,957
10,140 Turning Point Brands, Inc. 333,403
1,484 Vector Group, Ltd. 13,089
Shares Common Stock (10.4%) Value
Consumer Staples (0.4%) - continued
2,199 Wal-Mart Stores, Inc. $ 284,551
Total 3,694,258
Energy (0.2%)
4,170 Abraxas Petroleum Corporation
o
842
3,678 Antero Midstream Corporation 20,854
3,219 Apache Corporation 49,412
11,603 Archrock , Inc. 77,276
1,857 BP plc ADR 40,928
4,627 Centennial Resource
Development, Inc.
o
3,643
1,216 ChampionX Corporation
o
11,564
1,516 Chevron Corporation 127,253
5,450 Cimarex Energy Company 133,307
4,572 CNX Resources Corporation
o
44,120
2,175 Concho Resources, Inc. 114,275
500 ConocoPhillips 18,695
2,338 Continental Resources, Inc. 40,424
2,017 Core Laboratories NV 43,023
950 Delek US Holdings, Inc. 16,606
6,490 Devon Energy Corporation 68,080
3,340 Diamondback Energy, Inc. 133,132
8,934 EnLink Midstream, LLC 21,888
1,292 Enterprise Products Partners, LP 22,739
2,056 EOG Resources, Inc. 96,324
6,045 EQT Corporation 87,773
4,896 Equitrans Midstream Corporation 47,246
359 Evolution Petroleum Corporation 941
2,894 Exterran Corporation
o
14,383
2,423 Exxon Mobil Corporation 101,960
4,283 Frank's International NV
o
9,765
4,637 Gran Tierra Energy, Inc.
o
1,345
1,261 Halliburton Company 18,070
10,047 Helmerich & Payne, Inc. 179,138
4,837 Kosmos Energy, Ltd. 7,788
2,624 Liberty Oilfield Services, Inc. 14,826
11,760 Marathon Oil Corporation 64,562
1,121 Marathon Petroleum Corporation 42,822
253 Nabors Industries, Ltd. 10,730
2,303 NexTier Oilfield Solutions, Inc.
o
5,804
11,032 Nine Energy Service, Inc.
o
20,520
4,123 Oceaneering International, Inc.
o
23,171
338 ONEOK, Inc. 9,434
7,808 Patterson-UTI Energy, Inc. 30,256
1,096 PBF Energy, Inc. 9,513
527 PDC Energy, Inc.
o
7,515
1,750 Peabody Energy Corporation 5,460
634 Pioneer Natural Resources
Company 61,447
2,506 Plains GP Holdings, LP 19,898
1,280 ProPetro Holding Corporation
o
6,874
5,694 QEP Resources, Inc. 8,370
2,588 Range Resources Corporation 16,718
1,651 RPC, Inc.
o
4,903
2,114 Schlumberger, Ltd. 38,348
5,583 SEACOR Holdings, Inc.
o
162,354
758 SM Energy Company 2,236
9,219 Southwestern Energy Company
o
22,402
2,875 Talos Energy, Inc.
o
19,579
1,005 Targa Resources Corporation 18,371
7,045 Transocean, Ltd.
o
14,372
448 Valero Energy Corporation 25,191
17,455 WPX Energy, Inc.
o
104,206
Total 2,322,676

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.4%) Value
Financials (1.4%)
71 1st Source Corporation $ 2,352
1,026 Aflac, Inc. 36,495
2,580 AG Mortgage Investment Trust,
Inc. 7,198
6,226 Air Lease Corporation 163,246
309 Alleghany Corporation 161,397
2,332 Ally Financial, Inc. 46,873
487 American Equity Investment Life
Holding Company 12,394
1,201 American Express Company 112,077
7,952 American Financial Group, Inc. 483,243
761 American International Group, Inc. 24,459
599 Ameriprise Financial, Inc. 92,024
1,699 Ameris Bancorp 39,204
586 Aon plc 120,259
1,090 Apollo Commercial Real Estate
Finance, Inc. 10,137
493 Argo Group International Holdings,
Ltd. 16,520
2,528 Arthur J. Gallagher & Company 271,735
860 Artisan Partners Asset
Management, Inc. 31,158
5,005 Associated Banc-Corp 64,264
11,957 Assured Guaranty, Ltd. 261,021
8,575 Bank of America Corporation 213,346
436 Bank of Marin Bancorp 13,695
4,578 Bank of N.T. Butterfield & Son, Ltd. 119,165
127 Bank OZK 3,054
1,831 BankFinancial Corporation 13,348
1,006 BankUnited , Inc. 20,261
2,513 Banner Corporation 89,036
1,921 Berkshire Hathaway, Inc.
o
376,093
2,695 Berkshire Hills Bancorp, Inc. 26,842
615 BlackRock, Inc. 353,631
795 Blackstone Mortgage Trust, Inc. 19,136
475 BOK Financial Corporation 26,457
9,058 Boston Private Financial Holdings,
Inc. 53,306
11,656 Bridgewater Bancshares, Inc.
o
108,284
1,283 Brighthouse Financial, Inc.
o
36,360
5,278 BrightSphere Investment Group 70,936
716 Brown & Brown, Inc. 32,557
755 Byline Bancorp, Inc. 9,785
1,079 Capital One Financial Corporation 68,840
15 Cboe Global Markets, Inc. 1,315
888 Central Pacific Financial
Corporation 13,817
1,304 Charles Schwab Corporation 43,228
419 Chubb, Ltd. 53,314
530 Cincinnati Financial Corporation 41,303
5,093 CIT Group, Inc. 96,614
2,856 Citigroup, Inc. 142,829
3,758 Citizens Financial Group, Inc. 93,236
426 CME Group, Inc. 70,793
996 Cohen & Steers, Inc. 59,939
8,665 Colony Capital, Inc. 16,637
4,138 Columbia Banking System, Inc. 119,712
4,995 Comerica, Inc. 192,407
3,171 Community Trust Bancorp, Inc. 97,064
3,009 Cullen/Frost Bankers, Inc. 216,829
80 Diamond Hill Investment Group,
Inc. 9,122
1,815 Discover Financial Services 89,715
1,116 East West Bancorp, Inc. 38,681
1,357 Ellington Residential Mortgage
REIT 14,995
Shares Common Stock (10.4%) Value
Financials (1.4%) - continued
603 Encore Capital Group, Inc.
o
$ 22,028
816 Enterprise Financial Services
Corporation 23,713
2,095 Essent Group, Ltd. 75,064
2,450 Evercore , Inc. 135,485
26,898 Everi Holdings, Inc.
o
152,781
701 FBL Financial Group, Inc. 24,381
237 Federal Agricultural Mortgage
Corporation 14,104
811 Fifth Third Bancorp 16,106
1,980 Financial Institutions, Inc. 29,245
852 First American Financial
Corporation 43,461
109 First Bancshares, Inc. 2,170
4,315 First Busey Corporation 73,786
268 First Citizens BancShares , Inc. 114,133
1,460 First Financial Corporation 48,808
8,724 First Interstate BancSystem , Inc. 253,956
161 First Mid-Illinois Bancshares, Inc. 3,930
2,372 First Midwest Bancorp, Inc. 28,784
254 First of Long Island Corporation 3,787
1,388 First Republic Bank 156,122
2,145 Glacier Bancorp, Inc. 75,740
104 Goldman Sachs Group, Inc. 20,588
3,612 Granite Point Mortgage Trust, Inc. 24,525
3,303 Great Southern Bancorp, Inc. 119,139
2,616 Great Western Bancorp, Inc. 34,008
2,169 Hamilton Lane, Inc. 156,689
5,211 Hancock Whitney Corporation 99,322
190 Hanmi Financial Corporation 1,754
1,917 Hanover Insurance Group, Inc. 195,304
1,565 Hartford Financial Services Group,
Inc. 66,231
6,136 Heartland Financial USA, Inc. 191,689
16,953 Heritage Commerce Corporation 114,941
2,662 Hometrust Bancshares, Inc. 38,386
3,296 Horizon Bancorp, Inc. 33,323
1,208 Houlihan Lokey , Inc. 66,198
3,199 Independent Bank Corporation 44,674
3,599 Interactive Brokers Group, Inc. 178,510
718 International Bancshares
Corporation 21,842
2,102 J.P. Morgan Chase & Company 203,137
67 Janus Henderson Group plc 1,400
470 Julius Baer Group, Ltd. 20,633
2,455 Kemper Corporation 192,767
5,750 KeyCorp 69,058
1,235 Lakeland Bancorp, Inc. 12,572
926 Loews Corporation 33,716
2,260 M&T Bank Corporation 239,447
60 Markel Corporation
o
62,672
23 MarketAxess Holdings, Inc. 11,884
609 Marsh & McLennan Companies,
Inc. 71,009
538 Mercantile Bank Corporation 11,454
5,200 Meridian Bancorp, Inc. 59,306
893 MetLife, Inc. 33,800
4,475 MidWestOne Financial Group, Inc. 80,908
1,393 Morgan Stanley 68,090
67 Morningstar, Inc. 11,259
1,694 Mr. Cooper Group, Inc.
o
27,663
859 MSCI, Inc. 322,967
37 National Western Life Group, Inc. 7,207
200 NBT Bancorp, Inc. 5,958
2,555 Northern Trust Corporation 200,184
618 Northwest Bancshares, Inc. 6,087

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.4%) Value
Financials (1.4%) - continued
30 OFG Bancorp $ 392
578 Old Republic International
Corporation 9,288
1,705 Old Second Bancorp, Inc. 14,186
1,392 PacWest Bancorp 25,439
57 Park National Corporation 4,888
177 Peapack -Gladstone Financial
Corporation 2,882
504 Peoples Bancorp, Inc. 10,115
9,782 Popular, Inc. 363,010
4,189 Premier Financial Corporation 74,062
1,982 Primerica, Inc. 237,166
4,814 Prosight Global, Inc.
o
37,838
294 Provident Financial Services, Inc. 4,013
2,314 QCR Holdings, Inc. 69,142
4,645 Radian Group, Inc. 69,303
4,398 Raymond James Financial, Inc. 305,573
4,562 Redwood Trust, Inc. 32,527
2,620 Reinsurance Group of America,
Inc. 223,355
1,146 Renasant Corporation 26,622
183 S&P Global, Inc. 64,096
303 Safety Insurance Group, Inc. 22,928
214 Sandy Spring Bancorp, Inc. 4,948
5,773 Santander Consumer USA
Holdings, Inc. 105,992
8,995 Seacoast Banking Corporation of
Florida
o
169,826
4,455 SEI Investments Company 233,130
1,537 Selective Insurance Group, Inc. 83,521
35 Signature Bank 3,589
1,549 SLM Corporation 10,487
2,583 Starwood Property Trust, Inc. 38,616
1,780 State Auto Financial Corporation 27,608
1,305 SVB Financial Group
o
292,672
16,697 Synovus Financial Corporation 336,445
2,393 T. Rowe Price Group, Inc. 330,473
337 TCF Financial Corporation 9,264
720 Territorial Bancorp, Inc. 15,818
1,480 Texas Capital Bancshares, Inc.
o
49,166
886 TMX Group, Ltd. 90,568
34 Torchmark Corporation 2,706
3,320 TPG RE Finance Trust, Inc. 28,818
1,376 TriCo Bancshares 38,528
6,834 Triumph Bancorp, Inc.
o
179,051
1,130 Truist Financial Corporation 42,330
4,373 TrustCo Bank Corporation 25,320
2,911 Two Harbors Investment
Corporation 15,807
212 Univest Financial Corporation 3,241
256 Walker & Dunlop, Inc. 12,905
1,015 Washington Trust Bancorp, Inc. 33,840
5,679 Webster Financial Corporation 154,866
4,621 Wells Fargo & Company 112,105
946 WesBanco , Inc. 18,759
6,723 Western Alliance Bancorp 241,692
5,089 Western Asset Mortgage Capital
Corporation 10,738
89 Westwood Holdings Group, Inc. 1,011
5,764 Wintrust Financial Corporation 246,699
4,673 Zions Bancorporations NA 151,732
Total 14,198,719
Health Care (1.7%)
3,408 Abbott Laboratories 342,981
681 AbbVie, Inc. 64,634
Shares Common Stock (10.4%) Value
Health Care (1.7%) - continued
391 Acadia Healthcare Company, Inc.
o
$ 11,656
6,936 ACADIA Pharmaceuticals, Inc.
o
288,330
186 Acceleron Pharma, Inc.
o
18,446
2,857 ADMA Biologics, Inc.
o
10,199
612 Adverum Biotechnologies, Inc.
o
10,263
1,599 Agile Therapeutics, Inc.
o
3,997
2,039 Agilent Technologies, Inc. 196,417
3,087 Agios Pharmaceuticals, Inc.
o
139,903
825 Akebia Therapeutics, Inc.
o
9,215
327 Alexion Pharmaceuticals, Inc.
o
33,514
361 Align Technology, Inc.
o
106,069
613 Alkermes plc
o
11,040
772 AmerisourceBergen Corporation 77,347
1,803 Amgen, Inc. 441,140
3,474 AMN Healthcare Services, Inc.
o
190,862
1,261 AnaptysBio , Inc.
o
22,648
1,134 Anavex Life Sciences Corporation
o
4,785
281 Anthem, Inc. 76,938
484 Arena Pharmaceuticals, Inc.
o
29,713
605 Argenx SE ADR
o
139,229
366 Assembly Biosciences, Inc.
o
8,125
782 Atara Biotherapeutics , Inc.
o
9,689
325 Athenex , Inc.
o
3,448
36 Atrion Corporation 22,324
210 AVROBIO, Inc.
o
3,559
2,608 Axonics Modulation Technologies,
Inc.
n,o
110,475
177 Axsome Therapeutics, Inc.
o
12,625
1,498 Bausch Health Companies, Inc.
o
27,368
1,389 Baxter International, Inc. 119,982
562 Becton, Dickinson and Company 158,113
157 Biogen, Inc.
o
43,126
1,827 Biohaven Pharmaceutical Holding
Company, Ltd.
o
117,001
298 Bio-Rad Laboratories, Inc.
o
156,417
1,656 Bio- Techne Corporation 455,665
467 Bluebird Bio, Inc.
o
28,347
120 Blueprint Medicines Corporation
o
8,782
293 Bruker Corporation 13,074
638 Cantel Medical Corporation 30,145
7,735 Catalent , Inc.
o
675,575
990 Centene Corporation
o
64,597
1,069 Cerner Corporation 74,242
857 Charles River Laboratories
International, Inc.
o
170,534
260 Chemed Corporation 127,969
356 Cigna Holding Company 61,478
917 Clovis Oncology, Inc.
o
5,309
894 Community Health Systems, Inc.
o
4,452
2,739 CryoLife , Inc.
o
53,164
812 CVS Health Corporation 51,107
724 CytomX Therapeutics, Inc.
o
5,075
738 Danaher Corporation 150,404
196 Deciphera Pharmaceuticals, Inc.
o
9,089
1,160 Dexcom , Inc.
o
505,226
2,088 Dynavax Technologies
Corporation
o
16,934
1,293 Edwards Lifesciences Corporation
o
101,384
1,142 Eli Lilly and Company 171,631
515 Encompass Health Corporation 35,061
1,068 Gilead Sciences, Inc. 74,258
901 GlaxoSmithKline plc ADR 36,328
1,292 Global Blood Therapeutics, Inc.
o
87,184
5,593 Guardant Health, Inc.
o
476,412
2,025 Haemonetics Corporation
o
177,511
7,940 Halozyme Therapeutics, Inc.
o
215,889

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.4%) Value
Health Care (1.7%) - continued
340 HCA Healthcare, Inc. $ 43,058
344 HealthStream , Inc.
o
7,553
1,843 Hill-Rom Holdings, Inc. 179,176
119 Humana, Inc. 46,702
9 ICU Medical, Inc.
o
1,654
83 IDEXX Laboratories, Inc.
o
33,013
3,178 ImmunoGen , Inc.
o
13,062
1,373 Immunomedics , Inc.
o
57,982
349 Incyte Corporation
o
34,467
530 Insmed , Inc.
o
13,844
1,296 Inspire Medical Systems, Inc.
o
128,771
1,565 Insulet Corporation
o
318,258
427 Intuitive Surgical, Inc.
o
292,683
481 Invitae Corporation
o
14,045
730 Iovance Biotherapeutics , Inc.
o
21,221
1,496 IQVIA Holding, Inc.
o
236,951
309 Jazz Pharmaceuticals, Inc.
o
33,449
5,004 Johnson & Johnson 729,383
1,651 Kadmon Holdings, Inc.
o
6,043
516 Laboratory Corporation of America
Holdings
o
99,547
5,228 LHC Group, Inc.
o
1,020,035
403 Ligand Pharmaceuticals, Inc.
n,o
47,224
777 MacroGenics , Inc.
o
19,736
100 Masimo Corporation
o
22,012
4,465 Medtronic plc 430,783
3,067 Merck & Company, Inc. 246,096
480 Mersana Therapeutics, Inc.
o
9,542
201 Mesa Laboratories, Inc. 47,625
248 Mettler -Toledo International, Inc.
o
231,880
76 Mirati Therapeutics, Inc.
o
9,220
1,026 Molina Healthcare, Inc.
o
189,502
203 Momenta Pharmaceuticals, Inc.
o
5,986
1,372 MyoKardia , Inc.
o
123,658
843 Myovant Sciences, Ltd.
o
12,814
2,154 Natera , Inc.
o
103,435
1,597 National Healthcare Corporation 94,734
1,272 Nektar Therapeutics
o
28,188
143 Neogen Corporation
o
10,978
1,193 Neurocrine Biosciences, Inc.
o
143,589
2,962 Nevro Corporation
o
393,828
457 Novo Nordisk AS ADR 29,856
11,576 Optinose , Inc.
o
58,980
686 Orthifix Medical, Inc.
o
21,067
591 PerkinElmer, Inc. 70,276
219 Pfizer, Inc. 8,427
3,228 PRA Health Sciences, Inc.
o
343,976
687 Precision BioSciences , Inc.
o
4,369
687 Quest Diagnostics, Inc. 87,297
215 Reata Pharmaceuticals, Inc.
o
31,756
750 Repligen Corporation
o
113,183
68 Replimune Group, Inc.
o
1,358
490 Sage Therapeutics, Inc.
o
22,329
700 Sarepta Therapeutics, Inc.
o
107,464
2,604 Silk Road Medical, Inc.
o
120,982
1,632 Spectrum Pharmaceuticals, Inc.
o
4,880
334 STERIS plc 53,316
1,637 Stryker Corporation 316,432
129 Surmodics , Inc.
o
6,100
4,378 Syneos Health, Inc.
o
273,143
5,370 Tactile Systems Technology, Inc.
n,o
220,063
1,054 Teleflex, Inc. 393,247
1,446 Tenet Healthcare Corporation
o
38,232
1,344 Thermo Fisher Scientific, Inc. 556,349
731 Tilray , Inc.
o
5,395
Shares Common Stock (10.4%) Value
Health Care (1.7%) - continued
342 U.S. Physical Therapy, Inc. $ 28,407
292 uniQure B.V.
o
12,185
271 United Therapeutics Corporation
o
30,208
1,896 UnitedHealth Group, Inc. 574,071
350 Universal Health Services, Inc. 38,465
1,762 Varian Medical Systems, Inc.
o
251,473
3,276 VBI Vaccines, Inc.
o
13,333
2,463 Veeva Systems, Inc.
o
651,636
337 Vertex Pharmaceuticals, Inc.
o
91,664
231 Viking Therapeutics, Inc.
o
1,622
356 Waters Corporation
o
75,881
74 West Pharmaceutical Services,
Inc. 19,896
167 Zimmer Biomet Holdings, Inc. 22,522
4,101 Zoetis, Inc. 622,040
Total 17,732,011
Industrials (1.5%)
389 3M Company 58,533
4,318 A.O. Smith Corporation 207,869
117 Acuity Brands, Inc. 11,595
856 AECOM
o
30,979
883 Aegion Corporation
o
13,616
2,238 Aerojet Rocketdyne Holdings, Inc.
o
92,317
4,404 AGCO Corporation 289,034
1,973 Allegion plc 196,235
8,794 Altra Industrial Motion Corporation 301,019
5 AMERCO 1,589
2,079 American Airlines Group, Inc. 23,118
5,564 AMETEK, Inc. 518,843
1,310 Arcosa , Inc. 55,308
7,262 ASGN, Inc.
o
497,156
674 Avis Budget Group, Inc.
o
17,457
4,473 AZZ, Inc. 141,257
404 Bloom Energy Corporation
o
4,913
552 Boeing Company 87,216
3,677 BWX Technologies, Inc. 200,470
495 Carlisle Companies, Inc. 58,945
1,822 Carrier Global Corporation 49,631
1,297 Casella Waste Systems, Inc.
o
71,867
1,288 Caterpillar, Inc. 171,149
6,232 CBIZ, Inc.
o
150,690
1,626 Chart Industries, Inc.
o
111,430
1,936 Copart , Inc.
o
180,532
907 Cornerstone Building Brands, Inc.
o
5,143
657 CRA International, Inc. 27,443
4,141 Crane Company 234,256
2,579 CSW Industrials, Inc. 172,251
432 CSX Corporation 30,819
6,053 Curtiss-Wright Corporation 539,443
1,223 Delta Air Lines, Inc. 30,538
648 Douglas Dynamics, Inc. 22,907
5,124 EMCOR Group, Inc. 350,994
4,424 Emerson Electric Company 274,332
1,448 Encore Wire Corporation 72,675
1,658 Expeditors International of
Washington, Inc. 140,118
3,418 Fluor Corporation 34,829
3,223 Forrester Research, Inc.
o
113,160
2,155 FuelCell Energy, Inc.
o
4,806
1,016 Generac Holdings, Inc.
o
160,101
2,302 General Dynamics Corporation 337,795
1,430 Gorman-Rupp Company 43,272
428 Heico Corporation 41,139
3,775 Helios Technologies, Inc. 142,808
2,665 Honeywell International, Inc. 398,071

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.4%) Value
Industrials (1.5%) - continued
1,688 Hubbell, Inc. $ 227,829
213 Huntington Ingalls Industries, Inc. 37,000
512 ICF International, Inc. 34,616
4,193 IDEX Corporation 691,090
564 Illinois Tool Works, Inc. 104,334
341 Ingersoll - Rand, Inc.
o
10,772
698 John Bean Technologies
Corporation 65,444
1,756 Johnson Controls International plc 67,571
240 Kansas City Southern 41,244
38 Landstar System, Inc. 4,628
329 Lennox International, Inc. 88,218
6,466 Lincoln Electric Holdings, Inc. 584,462
215 Linde Public Limited Company 52,699
583 Lockheed Martin Corporation 220,939
2,826 Manpower, Inc. 194,401
508 Masonite International
Corporation
o
42,850
22,864 McDermott International, Ltd.
o
81,167
591 Mercury Systems, Inc.
o
45,761
16,387 Meritor, Inc.
o
372,804
2,893 Middleby Corporation
n,o
240,293
909 MSC Industrial Direct Company,
Inc. 60,003
1,101 NAPCO Security Technologies,
Inc.
o
29,044
622 Nordson Corporation 120,438
208 Norfolk Southern Corporation 39,980
131 Northrop Grumman Corporation 42,576
2,157 Old Dominion Freight Line, Inc. 394,343
416 Otis Worldwide Corporation 26,100
1,337 Parker-Hannifin Corporation 239,216
6,519 Primoris Services Corporation 104,500
1,186 Quad/Graphics, Inc. 3,688
6,897 Raven Industries, Inc. 149,044
832 Raytheon Technologies
Corporation 47,158
1,881 Regal-Beloit Corporation 172,996
201 Republic Services, Inc. 17,537
6,616 Ritchie Brothers Auctioneers, Inc. 306,188
1,336 Rockwell Automation, Inc. 291,435
938 Roper Industries, Inc. 405,638
1,093 Ryder System, Inc. 40,037
2,225 Saia, Inc.
o
265,776
709 Simpson Manufacturing Company,
Inc. 68,461
557 SiteOne Landscape Supply, Inc.
o
71,313
8,296 Southwest Airlines Company 256,263
327 SP Plus Corporation
o
5,196
1,039 Spirit Aerosystems Holdings, Inc. 20,333
534 Spirit Airlines, Inc.
o
8,443
325 SPX FLOW, Inc.
o
13,026
3,762 Standex International Corporation 201,455
3,880 Summit Materials, Inc.
o
57,114
557 Teledyne Technologies, Inc.
o
170,832
527 Thermon Group Holdings, Inc.
o
7,141
1,579 Toro Company 112,662
1,989 Trex Company, Inc.
o
277,127
5,269 TriMas Corporation
o
123,295
541 UniFirst Corporation 100,886
1,417 Union Pacific Corporation 245,637
1,319 United Airlines Holdings, Inc.
o
41,390
3,567 United Rentals, Inc.
o
554,205
2,661 Valmont Industries, Inc. 322,513
1,859 Verisk Analytics, Inc. 350,812
1,076 Waste Connections, Inc. 110,150
Shares Common Stock (10.4%) Value
Industrials (1.5%) - continued
469 Watsco , Inc. $ 110,717
3,515 Willdan Group, Inc.
o
86,680
1,130 XPO Logistics, Inc.
o
84,773
Total 16,083,911
Information Technology (2.4%)
2,098 Accenture plc 471,588
775 Adobe, Inc.
o
344,348
787 ADTRAN, Inc. 9,775
1,646 Advanced Energy Industries, Inc.
o
121,096
925 Advanced Micro Devices, Inc.
o
71,623
4,974 Agilysys , Inc.
o
104,255
1,322 Akamai Technologies, Inc.
o
148,646
1,268 Alliance Data Systems Corporation 56,248
658 Alteryx , Inc.
o
115,472
668 American Software, Inc. 11,002
7,262 Amphenol Corporation 768,029
285 Analog Devices, Inc. 32,732
5,046 Anaplan, Inc.
o
229,139
773 ANSYS, Inc.
o
240,094
5,350 Apple, Inc. 2,273,964
464 Aspen Technology, Inc.
o
45,129
1,300 Atlassian Corporation plc
o
229,645
2,557 Automatic Data Processing, Inc. 339,851
1,153 Avalara, Inc.
o
155,021
895 Avnet, Inc. 23,914
1,269 Bandwidth, Inc.
n,o
183,726
3,345 Benchmark Electronics, Inc. 68,104
3,108 Blackline, Inc.
o
276,332
22 Broadcom, Ltd. 6,968
1,225 Broadridge Financial Solutions,
Inc. 164,566
219 CACI International, Inc.
o
45,513
4,810 CDK Global, Inc. 218,663
986 CDW Corporation 114,622
100 CEVA, Inc.
o
4,020
12,229 Change Healthcare, Inc.
o
142,590
3,913 Ciena Corporation
o
232,863
9,962 Cisco Systems, Inc. 469,210
1,032 Cognex Corporation 69,010
1,519 CommScope Holding Company,
Inc.
o
14,096
3,504 Computer Services, Inc. 200,604
1,808 Coupa Software, Inc.
o
554,062
1,343 Cree, Inc.
o
92,560
2,274 CTS Corporation 45,162
1,628 Descartes Systems Group, Inc.
o
91,705
2,542 DocuSign, Inc.
o
551,182
7,828 Dolby Laboratories, Inc. 544,829
314 Domo, Inc.
o
10,104
1,970 Dropbox, Inc.
o
44,817
634 DSP Group, Inc.
o
9,415
5,254 Elastic NV
o
505,382
1,071 Endava plc ADR
o
55,317
438 EPAM Systems, Inc.
o
127,055
1,073 ePlus , Inc.
o
79,981
3,188 Euronet Worldwide, Inc.
o
306,494
3,690 Eventbrite, Inc.
o
31,439
1,587 ExlService Holdings, Inc.
o
101,663
334 eXp World Holdings, Inc.
o
6,637
637 F5 Networks, Inc.
o
86,568
160 Fair Isaac Corporation
o
70,270
1,428 Five9, Inc.
o
172,531
194 FLIR Systems, Inc. 8,082
611 Gartner, Inc.
o
76,155
2,627 Global Payments, Inc. 467,659

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.4%) Value
Information Technology (2.4%) - continued
2,436 Guidewire Software, Inc.
o
$ 286,620
1,722 Health Catalyst, Inc.
n,o
60,098
1,183 II-VI, Inc.
o
60,002
656 Inphi Corporation
o
85,713
3,528 Intel Corporation 168,391
595 InterDigital , Inc. 35,712
767 International Business Machines
Corporation 94,295
1,068 Intuit, Inc. 327,203
554 Jack Henry & Associates, Inc. 98,778
1,997 Juniper Networks, Inc. 50,684
273 KLA-Tencor Corporation 54,554
892 Lam Research Corporation 336,427
7,262 Lattice Semiconductor
Corporation
o
225,776
979 Littelfuse , Inc. 173,919
3,714 Lumentum Holdings, Inc.
o
344,771
752 ManTech International Corporation 52,324
2,319 MasterCard, Inc. 715,481
3,325 Medallia , Inc.
o
102,177
1,246 Methode Electronics, Inc. 35,137
9,604 Microsoft Corporation 1,968,916
1,168 MicroStrategy , Inc.
o
144,739
3,027 MKS Instruments, Inc. 385,761
1,093 MoneyGram International, Inc.
o
3,804
3,666 Monolithic Power Systems, Inc. 971,527
1,211 Motorola Solutions, Inc. 169,298
2,081 MTS Systems Corporation 38,603
6,496 National Instruments Corporation 230,608
62 NetApp, Inc. 2,747
1,339 Nice, Ltd. ADR
o
274,816
1,064 Nova Measuring Instruments, Ltd.
o
54,690
562 Novanta , Inc.
o
58,268
8,152 Nuance Communications, Inc.
o
222,957
575 NVIDIA Corporation 244,139
3,547 Oracle Corporation 196,681
1,359 Palo Alto Networks, Inc.
o
347,795
874 Paychex, Inc. 62,858
827 PayPal Holdings, Inc.
o
162,150
2,017 Plexus Corporation
o
149,843
620 Progress Software Corporation 21,613
574 Proofpoint , Inc.
o
66,395
1,095 Q2 Holdings, Inc.
o
102,985
1,141 QAD, Inc. 45,081
461 QUALCOMM, Inc. 48,686
164 Qualys , Inc.
o
20,251
709 Rogers Corporation
o
84,506
11,539 SailPoint Technologies Holdings,
Inc.
o
363,478
206 Salesforce.com, Inc.
o
40,139
50 Samsung Electronics Company,
Ltd. GDR 60,635
1,299 ScanSource , Inc.
o
29,812
468 Semtech Corporation
o
26,082
1,639 ServiceNow , Inc.
o
719,849
565 Silicon Laboratories, Inc.
o
56,788
59 Skyworks Solutions, Inc. 8,589
558 Square, Inc.
o
72,456
10,035 STMicroelectronics NV ADR
n
280,378
2,731 Synopsys, Inc.
o
544,070
994 TE Connectivity, Ltd. 88,536
816 Teradyne, Inc. 72,591
4,202 Texas Instruments, Inc. 535,965
42 Tyler Technologies, Inc.
o
15,004
1,093 VeriSign, Inc.
o
231,366
4,696 Virtusa Corporation
o
190,658
Shares Common Stock (10.4%) Value
Information Technology (2.4%) - continued
1,971 Visa, Inc. $ 375,278
170 VMware, Inc.
o
23,836
1,131 WEX, Inc.
o
179,116
2,122 Zscaler , Inc.
o
275,542
Total 25,619,474
Materials (0.4%)
1,126 AdvanSix , Inc.
o
14,019
1,272 AptarGroup, Inc. 146,534
586 Avery Dennison Corporation 66,417
1,260 Axalta Coating Systems, Ltd.
o
27,972
67 Balchem Corporation 6,717
803 Ball Corporation 59,125
3,462 Boise Cascade Company 161,295
882 Cabot Corporation 32,175
394 Celanese Corporation 38,297
1,324 CF Industries Holdings, Inc. 41,481
3,421 Chemours Company 63,391
3,996 Eastman Chemical Company 298,222
1,415 Ecolab, Inc. 264,718
14,901 Element Solutions, Inc.
o
161,825
3,560 Ferroglobe Representation &
Warranty Insurance Trust
c,o
0
540 Hecla Mining Company 2,981
671 Ingevity Corporation
o
39,240
2,180 Innospec , Inc. 163,871
34,217 Ivanhoe Mines, Ltd.
o
120,575
2,573 Kaiser Aluminum Corporation 159,397
803 Kraton Performance Polymers,
Inc.
o
10,559
16,935 Louisiana-Pacific Corporation 536,331
1,746 Martin Marietta Materials, Inc. 361,736
1,500 Materion Corporation 86,130
1,230 Minerals Technologies, Inc. 57,662
3,452 Myers Industries, Inc. 51,987
2,067 Neenah, Inc. 92,209
1,486 Nucor Corporation 62,338
1,348 Olin Corporation 15,152
385 Olympic Steel, Inc. 4,073
983 PPG Industries, Inc. 105,820
947 Quaker Chemical Corporation 183,718
530 Reliance Steel & Aluminum
Company 52,078
428 RPM International, Inc. 34,921
1,567 Ryerson Holding Corporation
o
8,822
948 Sensient Technologies Corporation 49,495
328 Sherwin-Williams Company 212,518
5,033 Steel Dynamics, Inc. 137,955
2,270 UFP Technologies, Inc.
o
97,928
1,961 United States Lime & Minerals, Inc. 176,902
1,416 United States Steel Corporation 9,431
325 W. R. Grace & Company 14,992
336 Worthington Industries, Inc. 12,573
Total 4,243,582
Real Estate (0.7%)
7,499 Agree Realty Corporation 502,208
314 Alexandria Real Estate Equities,
Inc. 55,751
4,432 American Campus Communities,
Inc. 157,956
222 American Tower Corporation 58,029
2,800 Apartment Investment &
Management Company 108,696
1,917 Armada Hoffler Properties, Inc. 18,480
529 Ashford Hospitality Trust, Inc. 2,074

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.4%) Value
Real Estate (0.7%) - continued
171 AvalonBay Communities, Inc. $ 26,184
95 BBX Capital Corporation 1,322
35 Bluerock Residential Growth REIT,
Inc. 253
3,493 Camden Property Trust 317,199
1,896 CareTrust REIT, Inc. 34,166
5,337 CBL & Associates Properties, Inc.
o
976
6,767 CBRE Group, Inc.
o
296,462
5,862 Cedar Realty Trust, Inc. 4,769
897 City Office REIT, Inc. 7,759
2,546 Colliers International Group, Inc.
n
137,509
1,066 Colony Credit Real Estate, Inc. 6,716
866 Columbia Property Trust, Inc. 10,357
68 Community Healthcare Trust, Inc. 3,110
754 Corepoint Lodging, Inc. 4,215
790 CoreSite Realty Corporation 101,949
607 CoStar Group, Inc.
o
515,804
348 CyrusOne , Inc. 29,030
252 Digital Realty Trust, Inc. 40,456
2,182 Diversified Healthcare Trust 8,499
940 Douglas Emmett, Inc. 27,392
1,298 Duke Realty Corporation 52,167
245 Easterly Government Properties,
Inc. 5,990
649 EastGroup Properties, Inc. 86,096
1,207 EPR Properties 34,556
1,166 Equity Lifestyle Properties, Inc. 79,661
3,790 Equity Residential 203,258
8,926 Essential Properties Realty Trust,
Inc. 143,709
868 Essex Property Trust, Inc. 191,602
998 Farmland Partners, Inc. 6,896
8,949 First Industrial Realty Trust, Inc. 393,040
803 FirstService Corporation 95,999
2,733 Four Corners Property Trust, Inc. 68,872
630 Franklin Street Properties
Corporation 3,308
1,751 Gaming and Leisure Properties,
Inc. 63,404
2,055 Getty Realty Corporation 60,890
876 Gladstone Commercial
Corporation 15,943
2,154 Healthcare Realty Trust, Inc. 63,112
2,139 Healthcare Trust of America, Inc. 59,058
3,679 Host Hotels & Resorts, Inc. 39,660
620 Hudson Pacific Properties, Inc. 14,613
1,436 Industrial Logistics Properties Trust 30,314
587 Innovative Industrial Properties,
Inc. 61,183
515 Investors Real Estate Trust 37,235
725 Jones Lang LaSalle, Inc. 71,710
6,378 Kilroy Realty Corporation 371,646
593 Lamar Advertising Company 38,978
1,548 Lexington Realty Trust 17,957
9,684 Medical Properties Trust, Inc. 194,939
306 MGM Growth Properties LLC 8,366
245 National Health Investors, Inc. 15,190
3,412 National Retail Properties, Inc. 120,955
14,542 National Storage Affiliates Trust 448,184
5,696 New Residential Investment
Corporation 45,169
1,680 New Senior Investment Group, Inc. 5,712
1,176 NexPoint Residential Trust, Inc. 44,958
1,445 Omega Healthcare Investors, Inc. 46,789
760 One Liberty Properties, Inc. 12,897
928 Physicians Realty Trust 16,741
Shares Common Stock (10.4%) Value
Real Estate (0.7%) - continued
440 Plymouth Industrial REIT, Inc. $ 5,839
745 PotlatchDeltic Corporation 31,893
1,863 Preferred Apartment Communities,
Inc. 13,469
309 PS Business Parks, Inc. 42,627
570 QTS Realty Trust, Inc. 41,012
2,957 Rayonier, Inc. REIT 82,145
3,774 Retail Properties of America, Inc. 24,003
1,622 Rexford Industrial Realty, Inc. 76,120
129 RMR Group, Inc. 3,710
5,634 Sabra Health Care REIT, Inc. 83,045
839 SBA Communications Corporation 261,382
9,585 Service Properties Trust 64,220
1,382 Spirit Realty Capital, Inc. 47,624
1,635 STAG Industrial, Inc. 53,301
2,499 Store Capital Corporation 59,201
19,808 Sunstone Hotel Investors, Inc. 148,164
1,416 Terreno Realty Corporation 86,036
4,680 UDR, Inc. 169,416
810 UMH Properties, Inc. 9,963
4,961 Uniti Group, Inc. 49,114
53 Universal Health Realty Income
Trust 3,688
1,009 WP Carey, Inc. 72,012
Total 7,176,062
Utilities (0.1%)
349 ALLETE, Inc. 20,696
674 Alliant Energy Corporation 36,295
1,131 Artesian Resources Corporation 39,676
640 Black Hills Corporation 37,030
1,860 CenterPoint Energy, Inc. 35,359
235 Chesapeake Utilities Corporation 19,855
564 CMS Energy Corporation 36,198
990 Consolidated Water Company,
Ltd. 12,147
418 DTE Energy Company 48,333
550 Duke Energy Corporation 46,607
822 Entergy Corporation 86,417
315 Essential Utilities, Inc. 14,285
715 Exelon Corporation 27,606
700 FirstEnergy Corporation 20,300
777 Hawaiian Electric Industries, Inc. 28,174
744 IDACORP, Inc. 69,378
758 MDU Resources Group, Inc. 15,903
166 Middlesex Water Company 10,634
319 National Fuel Gas Company 12,942
1,463 New Jersey Resources
Corporation 45,441
72 NextEra Energy, Inc. 20,210
179 Northwest Natural Holding
Company 9,575
1,440 NorthWestern Corporation 81,014
1,304 OGE Energy Corporation 42,902
696 Otter Tail Corporation 26,622
3,897 PNM Resources, Inc. 164,570
1,887 Portland General Electric
Company 83,273
241 South Jersey Industries, Inc. 5,623
647 Southwest Gas Holdings, Inc. 45,057
1,596 Spire, Inc. 98,409
1,864 UGI Corporation 62,146

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.4%) Value
Utilities (0.1%) - continued
581 Unitil Corporation $ 25,070
Total 1,327,747
Total Common Stock
(cost $92,041,294) 109,670,521
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
1,647,820 Thrivent Cash Management Trust 1,647,820
Total Collateral Held for
Securities Loaned
(cost $1,647,820) 1,647,820
Shares or
Principal
Amount Short-Term Investments ( 14.7% ) Value
Federal Home Loan Bank Discount
Notes
900,000 0.180%, 8/4/2020
p,q
899,998
400,000 0.114%, 8/7/2020
p,q
399,997
600,000 0.125%, 8/11/2020
p,q
599,991
100,000 0.150%, 8/19/2020
p,q
99,997
800,000 0.113%, 8/25/2020
p,q
799,966
700,000 0.152%, 9/2/2020
p,q
699,947
700,000 0.120%, 9/15/2020
p,q
699,925
1,200,000 0.090%, 9/16/2020
p,q
1,199,868
800,000 0.090%, 9/17/2020
p,q
799,910
500,000 0.090%, 9/21/2020
p,q
499,939
400,000 0.090%, 9/22/2020
p,q
399,950
600,000 0.090%, 10/7/2020
p,q
599,902
900,000 0.090%, 11/6/2020
p,q
899,786
Thrivent Core Short-Term Reserve
Fund
14,465,383 0.500% 144,798,487
U.S. Treasury Bills
500,000 0.133%, 9/17/2020
p
499,944
100,000 0.022%, 9/24/2020
p
99,987
Total Short-Term Investments
(cost $153,853,120) 153,997,594
Total Investments (cost
$1,019,335,018) 108.8% $1,141,444,530
Other Assets and Liabilities, Net
(8.8%) (92,327,471)
Total Net Assets 100.0% $1,049,117,059
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $62,334,293 or 5.9% of
total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2020.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j Defaulted security.  Interest is not being accrued.
k In bankruptcy.  Interest is not being accrued.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n All or a portion of the security is on loan.
o Non-income producing security.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of July 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 223,704
Common Stock 1,356,765
Total lending $1,580,469
Gross amount payable upon return of
collateral for securities loaned $1,647,820
Net amounts due to counterparty
$67,351
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,242,264 – 1,077,360 164,904
Capital Goods 2,176,544 – 2,176,544 –
Communications Services 4,432,671 – 4,353,957 78,714
Consumer Cyclical 2,706,104 – 2,706,104 –
Consumer Non-Cyclical 3,994,894 – 3,994,894 –
Energy 1,364,582 – 1,364,582 –
Financials 1,767,999 – 1,767,999 –
Technology 1,951,265 – 1,951,265 –
Transportation 535,947 – 535,947 –
Utilities 622,210 – 622,210 –
Long-Term Fixed Income
Asset-Backed Securities 17,947,972 – 17,947,972 –
Basic Materials 4,612,639 – 4,612,639 –
Capital Goods 6,208,286 – 6,208,286 –
Collateralized Mortgage Obligations 21,121,034 – 21,121,034 –
Commercial Mortgage-Backed Securities 2,691,464 – 2,691,464 –
Communications Services 16,258,356 – 16,258,356 –
Consumer Cyclical 11,579,583 – 11,579,583 –
Consumer Non-Cyclical 19,076,795 – 19,076,795 –
Energy 12,184,732 – 12,184,732 –
Financials 30,083,803 – 30,083,803 –
Mortgage-Backed Securities 134,684,113 – 134,684,113 –
Technology 11,446,594 – 11,446,594 –
Transportation 2,502,827 – 2,502,827 –
U.S. Government & Agencies 148,086,028 – 148,086,028 –
Utilities 11,464,482 – 11,464,482 –
Registered Investment Companies
Unaffiliated 8,229,859 8,229,859 – –
Affiliated 317,655,779 317,655,779 – –
Common Stock
Communications Services 4,151,110 4,151,110 – –
Consumer Discretionary 13,120,971 13,120,971 – –
Consumer Staples 3,694,258 3,694,258 – –
Energy 2,322,676 2,322,676 – –
Financials 14,198,719 14,087,518 111,201 –
Health Care 17,732,011 17,732,011 – –
Industrials 16,083,911 16,083,911 – –
Information Technology 25,619,474 25,558,839 60,635 –
Materials^ 4,243,582 4,123,007 120,575 0
Real Estate 7,176,062 7,176,062 – –
Utilities 1,327,747 1,327,747 – –
Short-Term Investments 9,199,107 – 9,199,107 –
Subtotal Investments in Securities $915,498,454 $435,263,748 $479,991,088 $243,618
Other Investments  * Total
Affiliated Short-Term Investments 144,798,487
Affiliated Registered Investment Companies 79,499,769
Collateral Held for Securities Loaned 1,647,820
Subtotal Other Investments $225,946,076
Total Investments at Value $1,141,444,530
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,990,244 5,990,244 – –
Total Asset Derivatives $5,990,244 $5,990,244 $– $–
Liability Derivatives
Futures Contracts 4,468,617 4,468,617 – –
Call Options Written 83,635 – – 83,635
Total Liability Derivatives $4,552,252 $4,468,617 $– $83,635
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of July 31, 2020. Investments and/or cash totaling $8,239,221 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 64 September 2020 $ 14,131,697 $ 11,304
CBOT 5-Yr. U.S. Treasury Note 103 September 2020 12,897,048 93,827
CBOT U.S. Long Bond 153 September 2020 26,924,448 964,583
CME E-mini Russell 2000 Index 2 September 2020 146,297 1,483
CME E-mini S&P 500 Index 249 September 2020 38,068,616 2,561,959
CME Euro Foreign Exchange Currency 34 September 2020 4,952,311 62,476
Eurex Euro STOXX 50 Index 130 September 2020 5,050,253 (198,970)
ICE mini MSCI EAFE Index 96 September 2020 8,474,128 231,152
ICE US mini MSCI Emerging Markets Index 400 September 2020 19,385,386 2,000,614
Ultra 10-Yr. U.S. Treasury Note 22 September 2020 3,440,654 62,846
Total Futures Long Contracts $ 133,470,838 $ 5,791,274
CBOT 10-Yr. U.S. Treasury Note (143) September 2020 ( $ 19,809,508) ( $ 221,664)
CME E-mini Russell 2000 Index (489) September 2020 (33,411,691) (2,720,519)
CME E-mini S&P Mid-Cap 400 Index (98) September 2020 (17,062,293) (1,170,607)
CME Ultra Long Term U.S. Treasury Bond (18) September 2020 (3,941,518) (156,857)
Total Futures Short Contracts ( $ 74,225,010) ($4,269,647)
Total Futures Contracts $ 59,245,828 $1,521,627
The following table presents Moderately Conservative Allocation Fund's options contracts held as of July 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (11) $ 104.20 August 2020 (11,555,586) ( $ 96,250) ( $ 68,320)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (3) 102.64
September
2020 (3,236,739) (34,846) (15,315)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($131,096) ($83,635)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $27,996 $6,953 $– $35,986 3,595 3.4%
Core Emerging Markets Equity* — 5,599 – 5,992 593 0.6
Core International Equity 9,032 353 – 8,317 969 0.8
Core Low Volatility Equity 18,964 10,980 – 29,205 2,477 2.8
Global Stock, Class S 1,379 169 – 1,421 59 0.1
High Yield, Class S 23,748 942 – 23,800 5,231 2.3
Income, Class S 75,412 2,094 – 82,678 8,114 7.9
International Allocation, Class S 39,325 1,015 – 36,535 3,941 3.5
Large Cap Growth, Class S 35,384 1,728 – 46,475 2,896 4.4
Large Cap Value, Class S 67,204 1,298 – 62,392 3,016 5.9
Limited Maturity Bond, Class S 39,988 697 – 41,207 3,250 3.9
Mid Cap Stock, Class S 18,250 523 – 18,623 692 1.8
Small Cap Stock, Class S 4,776 411 – 4,525 213 0.4
Total Affiliated Registered Investment
Companies 361,458 397,156 37.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% 168,446 153,833 177,568 144,798 14,465 13.8
Total Affiliated Short-Term Investments 168,446 144,798 13.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,157 103,704 104,213 1,648 1,648 0.2
Total Collateral Held for Securities Loaned 2,157 1,648 0.2
Total Value $532,061 $543,602
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $1,037 $– $1,077
Core Emerging Markets Equity* – 393 – –
Core International Equity – (1,068) – 352
Core Low Volatility Equity Fund – (739) 596 383
Global Stock, Class S – (127) 145 24
High Yield, Class S – (890) – 942
Income, Class S – 5,172 347 1,747
International Allocation, Class S – (3,805) – 1,015
Large Cap Growth, Class S – 9,363 1,729 –
Large Cap Value, Class S – (6,110) – 1,298
Limited Maturity Bond, Class S – 522 – 697
Mid Cap Stock, Class S – (150) 451 72
Small Cap Stock, Class S – (662) 387 23
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% (57) 144 1 1,553
Total Income/Non Income Cash from Affiliated Investments $9,183
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 23
Total Affiliated Income from Securities Loaned, Net $23
Total $(57) $3,080 $3,656
*   Non-income producing security.

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.0% ) Value
Alabama (0.4%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,185,010
1,250,000 5.000%, 6/1/2033, Ser. A 1,476,087
Selma, AL Industrial Development
Board Rev. Refg. (International
Paper Company)
1,500,000 1.375%, 5/1/2034, Ser. A
a
1,515,930
UAB Medicine Finance Auth. Rev.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,393,560
Total 6,570,587
Arizona (1.1%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,205,570
Arizona Board of Regents State
University System Rev. Refg.
750,000 5.000%, 7/1/2042, Ser. B 926,287
Arizona State Industrial
Development Auth. Education
Rev. (Doral Academy of Nevada
- Fire Mesa and Red Rock
Campus)
800,000 5.000%, 7/15/2039, Ser. A
b
854,592
Arizona State Transportation Board
Highway Rev.
1,500,000 5.000%, 7/1/2036, Ser. A
c
1,566,150
Glendale, AZ Industrial
Development Auth. Rev.
(Midwestern University)
2,515,000 5.000%, 5/15/2031 2,637,983
Northern Arizona University Refg.
C.O.P.
1,000,000 5.000%, 9/1/2022 1,074,780
Northern Arizona University Refg.
Rev.
1,180,000 5.000%, 6/1/2036, Ser. A 1,402,111
750,000 5.000%, 6/1/2037, Ser. A 889,200
320,000 5.000%, 6/1/2038, Ser. A 378,640
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,333,580
Phoenix-Mesa Gateway Airport
Auth. Special Fac. Rev.
1,450,000 5.000%, 7/1/2038, AMT 1,555,865
Student & Academic Services, LLC
Northern AZ Capital Fac. Lease
Rev. (BAM Insured)
750,000 5.000%, 6/1/2039
d
862,553
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 588,595
725,000 5.000%, 8/1/2039 901,480
Total 17,177,386
Arkansas (0.4%)
University of Arkansas Rev. Refg.
900,000 5.000%, 11/1/2037, Ser. A 1,099,512
1,300,000 5.000%, 11/1/2046, Ser. A 1,564,030
Principal
Amount Long-Term Fixed Income (99.0%) Value
Arkansas (0.4%) - continued
University of Arkansas Rev. Refg.
Various Fac. Rev. (Pine Bluff
Campus)
$ 650,000 5.000%, 12/1/2029, Ser. A $ 763,295
University of Arkansas Rev. Various
Fac. (Fayetteville Campus)
1,135,000 5.000%, 11/1/2039, Ser. A 1,300,483
825,000 5.000%, 11/1/2041, Ser. A 942,612
Total 5,669,932
California (10.0%)
Anaheim Public Financing Auth.
Lease Rev. (Anaheim Public
Improvements) (AGM Insured)
3,950,000 6.000%, 9/1/2024, Ser. A
d
4,441,973
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,607,400
California Department of Water
Resources Rev. Refg. (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,969,755
1,000,000 5.000%, 12/1/2032, Ser. AX 1,305,850
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 9,808,320
8,300,000 5.000%, 5/1/2045, Ser. U-6 13,801,987
California Health Fac. Financing
Auth. Rev.
1,750,000 5.000%, 8/15/2055, Ser. B 2,044,420
6,225,000 5.000%, 11/15/2056, Ser. A 7,450,516
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit Rev.) (FGIC
Insured)
5,000,000 5.000%, 7/1/2025, Ser. A
c,d
6,114,050
California Kindergarten - University
Public Education Fac. G.O.
655,000 0.130%, 5/1/2034, Ser. A4
a
655,000
California Municipal Finance Auth.
Refg. Rev. (Biola University)
2,000,000 5.000%, 10/1/2042 2,146,240
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 318,269
300,000 5.000%, 10/1/2026 353,406
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 5,969,540
California Pollution Control
Financing Auth. Rev. Refg.
(ExxonMobil)
1,775,000 0.160%, 12/1/2029, AMT
a
1,775,000
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,037
7,500,000 5.000%, 4/1/2032 10,884,525
500,000 5.000%, 4/1/2049 643,720
Chula Vista Industrial Development
Rev. Refg. (San Diego Gas &
Electric Company)
2,010,000 5.875%, 2/15/2034, Ser. C 2,017,015

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
California (10.0%) - continued
Foothill-De Anza, CA Community
College District G.O.
$ 5,000,000 5.000%, 8/1/2040, Ser. C
c
$ 5,242,250
Golden West Schools Financing
Auth. Rev. (NATL-RE Insured)
420,000 5.800%, 2/1/2022, Ser. A
d
454,818
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
1,305,000 5.000%, 5/15/2040, Ser. A 1,318,167
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,724,980
Los Angeles, CA Department of
Water & Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 8,048,600
Los Angeles, CA Department of
Water & Power Rev. Refg.
235,000 0.140%, 7/1/2035, Ser. A
a
235,000
Pomona, CA Single Family
Mortgage Rev. Refg. (GNMA/
FNMA/FHLMC Collateralized)
1,160,000 7.600%, 5/1/2023, Ser. A
c,d
1,280,280
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
415,000 7.500%, 5/1/2023, Ser. A
c,d
457,396
San Diego Unified School District
G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
c
12,248,100
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,463,520
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 8,679,568
5,700,000 5.000%, 5/1/2047, Ser. B 6,806,484
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg.
6,000,000 5.000%, 8/1/2035, Ser. A 7,507,560
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,863,900
University of California Limited Rev.
Refg.
8,000,000 5.000%, 5/15/2032, Ser. I 9,595,280
Total 155,242,926
Colorado (5.7%)
Colorado Educational and Cultural
Fac. Auth. Charter School Refg.
Rev. (Pinnacle Charter School,
Inc. K-8 Fac.)
200,000 5.000%, 6/1/2021 206,452
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
(Pinnacle Charter School, Inc.
High School)
3,000,000 5.125%, 12/1/2039 3,001,530
Principal
Amount Long-Term Fixed Income (99.0%) Value
Colorado (5.7%) - continued
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
$ 600,000 5.000%, 4/1/2038 $ 718,854
475,000 5.000%, 4/1/2048 558,861
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 3,033,650
2,500,000 5.000%, 12/1/2055 2,996,950
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
4,000,000 5.000%, 9/1/2046 4,567,800
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
2,110,000 5.000%, 12/1/2024
c
2,294,393
500,000 5.625%, 6/1/2043
c
576,835
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,814,773
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 2,076,603
Colorado State Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center)
3,325,000 4.000%, 9/1/2050, Ser. A 3,675,156
Colorado State Health Fac.
Auth. Hospital Rev. Refg.
(Commonspirit Health Obligated
Group)
10,000,000 4.000%, 8/1/2049, Ser. A-2 11,106,200
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 608,545
385,000 5.000%, 5/15/2031, Ser. A 465,126
300,000 5.000%, 5/15/2032, Ser. A 360,531
Denver, CO Health and Hospital
Auth. Healthcare Rev.
5,000,000 5.500%, 12/1/2030
c
5,085,050
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
b
1,747,275
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,133,020
Larimer Weld & Boulder County,
CO G.O. (Thompson School
District)
1,500,000 5.000%, 12/15/2034 1,965,795
3,000,000 5.000%, 12/15/2035 3,902,490
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,481,770
2,250,000 5.000%, 12/1/2046, Ser. A 2,596,500
Park Creek, CO Metropolitan
District Rev. Refg.
1,220,000 5.000%, 12/1/2022 1,344,147
1,000,000 5.000%, 12/1/2024 1,184,390

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Colorado (5.7%) - continued
Plaza Metropolitan District No. 1
Rev. Refg. (City of Lakewood)
$ 1,000,000 5.000%, 12/1/2021
b
$ 1,028,510
500,000 5.000%, 12/1/2022
b
522,825
University of Colorado University
Enterprise Rev.
3,250,000 5.000%, 6/1/2033, Ser. A
c
3,838,672
9,790,000 5.000%, 6/1/2033
c
10,182,971
3,000,000 5.000%, 6/1/2034, Ser. A
c
3,543,390
Weld County, CO School District 6
Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,915,480
Total 88,534,544
Connecticut (0.2%)
Connecticut State Health &
Educational Fac. Auth. Rev.
Refg. (Sacred Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 700,158
Connecticut State Health and
Educational Fac. Auth. Rev.
(McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
b
1,052,390
University of Connecticut Rev.
1,500,000 5.000%, 11/1/2036, Ser. A 1,886,835
Total 3,639,383
Delaware (0.2%)
Delaware State Economic
Development Auth. Charter
School Rev. (Newark Charter
School, Inc.)
2,000,000 5.000%, 9/1/2050 2,354,420
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 849,590
500,000 5.000%, 7/1/2048, Ser. A 476,150
Total 3,680,160
District of Columbia (1.5%)
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 17,273,220
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,604,080
Total 23,877,300
Florida (4.0%)
Broward County, FL Fuel System
Rev. (Fort Lauderdale Fuel Fac.)
(AGM Insured)
1,155,000
5.000%, 4/1/2021, Ser. A,
AMT
d
1,190,828
605,000
5.000%, 4/1/2022, Ser. A,
AMT
d
652,105
700,000
5.000%, 4/1/2025, Ser. A,
AMT
d
777,175
Broward County, FL Water and
Sewer Utility Rev. Refg.
1,000,000 5.000%, 10/1/2030, Ser. A 1,220,160
Principal
Amount Long-Term Fixed Income (99.0%) Value
Florida (4.0%) - continued
$ 1,500,000 5.000%, 10/1/2031, Ser. B $ 1,829,385
CityPlace Community Development
District Special Assessment and
Rev.
2,000,000 5.000%, 5/1/2026 2,306,240
Florida State Higher Educational
Fac. Financial Auth. Educational
Rev. (Ringling College)
5,000,000 5.000%, 3/1/2042 5,365,200
Florida State Municipal Power
Agency Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,198,610
840,000 5.000%, 10/1/2031, Ser. B 1,004,556
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,500,000
5.000%, 10/1/2049, Ser. A,
AMT 4,307,660
Gulf Breeze, FL Rev. Refg.
2,020,000 5.000%, 12/1/2033 2,050,280
Jacksonville, FL Port Auth. Rev.
Refg.
2,545,000
5.000%, 11/1/2038, Ser. A,
AMT
c
2,786,750
Lee Memorial Health System Rev.
Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,215,040
Miami-Dade County, FL Industrial
Development Auth. (Pinecrest
Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,615,320
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,784,150
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,250,000 5.000%, 10/1/2047, Ser. A 1,508,000
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,111,320
Palm Beach County Health Fac.
Auth. Rev. (Life Communities,
Inc.)
2,000,000 5.000%, 11/15/2045, Ser. A 2,279,100
Palm Beach County Health Fac.
Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,127,860
South FL Water Management
District C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,761,680
St. Johns County Industrial
Development Auth. Rev.
(Presbyterian Retirement
Communities)
6,490,000 5.875%, 8/1/2040, Ser. A
c
6,490,000
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 620,920
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,853,600

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Florida (4.0%) - continued
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
$ 3,000,000 5.000%, 10/15/2049, Ser. A $ 3,664,050
Total 62,719,989
Georgia (1.1%)
Atlanta, GA Airport General Rev.
1,000,000
5.000%, 1/1/2033, Ser. C,
AMT 1,051,810
500,000
5.000%, 1/1/2034, Ser. C,
AMT 525,475
500,000
5.000%, 1/1/2037, Ser. C,
AMT 524,395
Atlanta, GA Airport General Rev.
Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,606,687
Atlanta, GA Water & Wastewater
Rev. Refg.
2,500,000 5.000%, 11/1/2031 2,993,725
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,749,902
Main Street Natural Gas, Inc. Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 2,169,283
1,920,000 5.000%, 5/15/2033, Ser. A 2,367,187
1,900,000 5.000%, 5/15/2034, Ser. A 2,331,908
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 296,910
Municipal Electric Auth. of Georgia
Rev. Refg.
610,000 5.000%, 1/1/2035, Ser. A 694,156
Total 16,311,438
Guam (<0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 284,410
Total 284,410
Hawaii (1.3%)
Hawaii State Department of Budget
and Finance Special Purpose
Senior Living Rev. Refg.
1,000,000 5.125%, 11/15/2032 1,083,190
5,395,000 5.250%, 11/15/2037 5,824,874
Hawaii State Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,760,096
Hawaii State Harbor System Rev.
6,000,000 5.250%, 7/1/2030, Ser. A 6,019,860
Honolulu, HI City & County
Wastewater System Rev.
350,000 5.000%, 7/1/2036, Ser. A 426,807
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 5,493,622
Total 20,608,449
Principal
Amount Long-Term Fixed Income (99.0%) Value
Illinois (6.8%)
Chicago Metropolitan Water
Reclamation District G.O. Refg.
$ 8,700,000 5.250%, 12/1/2032, Ser. C $ 12,445,524
Chicago, IL G.O. Refg.
1,220,000 5.000%, 1/1/2023, Ser. C
c
1,358,433
2,780,000 5.000%, 1/1/2023, Ser. C 2,932,900
1,000,000 5.000%, 1/1/2027, Ser. A 1,116,530
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,258,398
Chicago, IL O'Hare International
Airport Rev.
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,152,110
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,152,110
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,394,400
5,000,000 5.000%, 1/1/2048, Ser. B 6,063,400
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
1,750,000 5.000%, 12/1/2043, Ser. A-1
e
1,050,000
Illinois Finance Auth. Rev. (DePaul
University)
4,075,000 6.000%, 10/1/2032, Ser. A
c
4,230,665
1,000,000 5.000%, 10/1/2041 1,156,420
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,171,730
Illinois Finance Auth. Rev. (The Art
Institute of Chicago)
3,510,000 5.000%, 3/1/2034
c
3,774,794
20,000 5.000%, 3/1/2034
c
21,493
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,907,920
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,911,700
2,100,000 5.000%, 8/1/2047, Ser. A 2,277,702
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 524,745
2,885,000 5.000%, 2/15/2037 2,971,060
1,000,000 5.000%, 2/15/2047, Ser. A 1,011,800
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,587,720
7,000,000 5.000%, 6/1/2024 7,693,490
5,000,000 5.000%, 3/1/2027 5,196,300
1,500,000 5.500%, 7/1/2033 1,612,440
1,750,000 5.500%, 7/1/2038 1,867,425
Illinois G.O. Refg.
1,500,000 5.000%, 10/1/2021, Ser. B 1,550,010
Illinois State Toll Highway Auth. Rev.
5,400,000 5.000%, 1/1/2044, Ser. A 6,769,494
Illinois State Toll Highway Auth.
Senior Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 6,499,150

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Illinois (6.8%) - continued
Joliet, IL Regional Port District
Marine Terminal Rev. Refg.
(Exxon)
$ 900,000 0.140%, 10/1/2024
a
$ 900,000
Metropolitan Pier and Exposition
Auth., IL Refg. (McCormick Place
Expansion) (NATL-RE Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
d
2,823,387
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
d
1,795,980
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
d
6,065,151
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
f
1,337,300
Regional Transportation Auth.,
Cook, DuPage, Kane, Lake,
McHenry and Will Counties, IL
Rev. (NATL-RE Insured)
765,000 6.700%, 11/1/2021, Ser. A
d
798,744
Total 106,380,425
Indiana (1.1%)
Indiana Municipal Power Agency
Power Supply System Rev.
1,750,000 5.250%, 1/1/2034, Ser. A
c
2,004,502
4,155,000 5.000%, 1/1/2042, Ser. A
c
4,334,330
Knox County, IN Economic
Development Rev. Refg. (Good
Samaritan Hospital)
1,955,000 5.000%, 4/1/2037, Ser. A 2,018,733
2,465,000 5.000%, 4/1/2042, Ser. A 2,533,626
Purdue University, IN Rev. Refg.
1,500,000 5.000%, 7/1/2028, Ser. A 1,800,870
Saint Joseph County, IN Economic
Development Rev. (Saint Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 4,376,531
Total 17,068,592
Iowa (1.7%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 5,220,711
Des Moines, IA Airport Auth. Rev.
Refg.
1,205,000 5.000%, 6/1/2024, AMT 1,288,964
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,646,672
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 10,250,712
3,000,000 5.000%, 8/1/2042 3,771,810
Total 27,178,869
Kansas (0.9%)
Kansas Development Finance Auth.
Rev.
3,575,000 5.000%, 5/15/2030, Ser. S 3,578,611
Principal
Amount Long-Term Fixed Income (99.0%) Value
Kansas (0.9%) - continued
Kansas Turnpike Auth. Rev. Refg.
$ 1,000,000 5.000%, 9/1/2037, Ser. A $ 1,323,260
750,000 5.000%, 9/1/2038, Ser. A 988,845
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,941,647
University of Kansas Hospital Auth.
Refg. Rev.
4,635,000 5.000%, 3/1/2047, Ser. A 5,542,950
Total 14,375,313
Kentucky (0.6%)
Kentucky State Turnpike Auth.
Economic Development Road
Rev.
5,000,000 5.000%, 7/1/2028, Ser. A
c
5,455,900
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
d
900,112
Pikeville, KY Hospital Rev. (Pikeville
Medical Center, Inc.)
3,540,000 6.500%, 3/1/2041 3,629,881
Total 9,985,893
Louisiana (1.8%)
Alexandria, LA Utilities Rev.
5,000,000 5.000%, 5/1/2043, Ser. A
c
5,645,550
East Baton Rouge, LA Industrial
Development Board Rev.
(ExxonMobil)
330,000 0.170%, 8/1/2035, Ser. A
a
330,000
1,100,000 0.140%, 12/1/2040, Ser. B
a
1,100,000
East Baton Rouge, LA Pollution
Control Rev. Refg. (ExxonMobil)
100,000 0.140%, 3/1/2022
a
100,000
Lafayette Public Power Auth.
Electric Rev.
375,000 5.000%, 11/1/2022 414,833
1,520,000 5.000%, 11/1/2031 1,674,599
Louisiana Local Government
Environmental Fac. & Community
Development Auth. East Baton
Rouge Sewer Rev.
4,900,000 5.000%, 2/1/2035, Ser. A 5,374,761
Louisiana State Public Fac.
Auth. Rev. (University of New
Orleans Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
d
1,542,383
800,000 5.000%, 9/1/2031
d
908,008
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,809,900
750,000
5.000%, 1/1/2048, Ser. B,
AMT 863,550
New Orleans, LA G.O. Refg.
750,000 5.000%, 12/1/2026 918,517
850,000 5.000%, 12/1/2027 1,039,397
350,000 5.000%, 12/1/2029 426,412

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Louisiana (1.8%) - continued
Port of New Orleans Board of
Commissioners Port Fac. Refg.
Rev.
$ 1,365,000
5.000%, 4/1/2030, Ser. B,
AMT
c
$ 1,526,220
1,500,000
5.000%, 4/1/2031, Ser. B,
AMT
c
1,677,165
525,000
5.000%, 4/1/2033, Ser. B,
AMT
c
587,008
Port of New Orleans Board of
Commissioners Port Fac. Refg.
Rev. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
d
1,810,035
Total 28,748,338
Maryland (0.2%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 2,129,060
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,098,780
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 223,176
200,000 4.000%, 7/1/2045 224,144
Total 3,675,160
Massachusetts (4.8%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
d
6,261,250
Massachusetts Development
Finance Agency Rev. (Dana-
Farber Cancer Institute)
6,500,000 5.000%, 12/1/2046, Ser. N 7,643,805
Massachusetts Development
Finance Agency Rev.
(Northeastern University)
750,000 5.000%, 10/1/2031 813,983
Massachusetts Development
Finance Agency Rev. (Wellesley
College)
3,000,000 5.000%, 7/1/2042, Ser. J 3,194,640
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 14,083,471
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 22,976,608
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 7,262,028
Massachusetts Port Auth. Rev.
8,300,000
5.000%, 7/1/2042, Ser. A,
AMT 8,846,638
Principal
Amount Long-Term Fixed Income (99.0%) Value
Massachusetts (4.8%) - continued
University of Massachusetts
Building Auth. Rev. Refg.
$ 2,750,000
5.000%, 5/1/2038, Ser.
2019-1 $ 3,546,015
Total 74,628,438
Michigan (2.4%)
Grand Valley, MI State University
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 745,400
Grand Valley, MI State University
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 2,213,174
Great Lakes, MI Water Auth. Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 11,750,600
Michigan State Finance Auth. Rev.
(Beaumont Health Credit Group)
6,000,000 5.000%, 11/1/2044, Ser. A 6,890,880
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 619,016
Michigan Strategic Rev.
7,775,000 5.000%, 12/31/2043, AMT 8,748,897
5,110,000 5.000%, 6/30/2048, AMT 5,699,745
Total 36,667,712
Minnesota (2.9%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,547,526
Goodhue County, MN Education
District No. 6051 C.O.P.
250,000 5.000%, 2/1/2029 284,817
500,000 5.000%, 2/1/2034 567,050
750,000 5.000%, 2/1/2039 843,428
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 365,962
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
b
507,490
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,000,000 5.000%, 10/1/2040 1,222,260
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,837,478
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,149,579
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 235,512
150,000 5.000%, 10/1/2030 176,431
200,000 5.000%, 10/1/2032 234,702
175,000 5.000%, 10/1/2033 205,443
1,500,000 5.000%, 10/1/2047 1,812,540

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Minnesota (2.9%) - continued
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
$ 4,000,000 5.000%, 10/1/2047 $ 4,205,080
Rochester, MN Health Care Fac.
Rev. (Olmsted Medical Center)
1,000,000 5.875%, 7/1/2030 1,003,430
St. Cloud, MN Health Care Rev.
Refg. (CentraCare Health
System)
125,000 5.125%, 5/1/2030, Ser. A 125,371
1,000,000 5.000%, 5/1/2046, Ser. A 1,164,060
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,204,735
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners Obligated
Group)
5,945,000 5.000%, 7/1/2032, Ser. A 6,884,964
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
6,945,000 5.000%, 11/15/2047, Ser. A 8,133,081
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 1,012,450
University of Minnesota Rev. (State
Supported Biomedical Science
Research Fac. Funding)
1,655,000 5.000%, 8/1/2030, Ser. B 1,731,113
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 522,610
Western Minnesota Municipal
Power Agency Rev.
1,000,000 5.000%, 1/1/2033, Ser. A
c
1,161,480
1,000,000 5.000%, 1/1/2034, Ser. A
c
1,161,480
300,000 5.000%, 1/1/2035, Ser. A
c
348,444
1,000,000 5.000%, 1/1/2040, Ser. A
c
1,161,480
Winona, MN Health Care Fac. Rev.
Refg. (Winona Health Obligated
Group)
500,000 5.000%, 7/1/2034 512,790
Total 45,322,786
Mississippi (0.5%)
D'Iberville Tax Increment Refg.
(Gulf Coast Promenade)
1,750,000 5.000%, 4/1/2033 1,845,655
Mississippi Development Bank
G.O. (Desoto County Highway
Construction)
3,180,000 5.000%, 1/1/2030
c
3,516,476
Warren County, MS Gulf
Opportunity Zone Rev. Refg.
(International Paper Company)
1,625,000 1.375%, 5/1/2034, Ser. A
a
1,642,257
Total 7,004,388
Principal
Amount Long-Term Fixed Income (99.0%) Value
Missouri (0.5%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
$ 1,800,000
5.000%, 3/1/2046, Ser. B,
AMT $ 2,142,108
Missouri State Health and
Educational Fac. Auth. Rev.
(Lake Regional Health System)
925,000 5.000%, 2/15/2022 964,803
1,680,000 5.000%, 2/15/2034 1,721,832
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
d
1,173,750
St. Louis, MO Airport Rev. Refg.
(Lambert-St. Louis International
Airport)
1,000,000 5.000%, 7/1/2032, AMT 1,063,990
Total 7,066,483
Montana (0.1%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 1,055,304
800,000 5.000%, 7/1/2039, Ser. A 1,014,728
Total 2,070,032
Nebraska (2.1%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital Obligated
Group)
2,105,000 5.000%, 11/15/2047 2,481,227
Lincoln, NE Lincoln Electric System
Rev. Refg.
2,500,000 5.000%, 9/1/2037
c
2,750,000
Nebraska Public Power District Rev.
1,325,000 5.000%, 1/1/2033, Ser. A 1,403,268
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 9,430,120
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 10,444,539
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,572,745
University of Nebraska Lincoln
Student Fees and Fac. Rev.
1,000,000 5.000%, 7/1/2037
c
1,068,210
University of Nebraska Lincoln
Student Fees and Fac. Rev.
Refg.
3,050,000 5.000%, 7/1/2038
c
3,331,149
Total 32,481,258
Nevada (0.4%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,740,600
3,250,000 5.000%, 9/1/2047, Ser. A 3,744,227
Total 5,484,827

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
New Hampshire (0.5%)
New Hampshire Health and
Education Fac. Auth. Rev.
$ 5,000,000 5.000%, 8/1/2059, Ser. A $ 7,612,100
Total 7,612,100
New Jersey (1.7%)
Gloucester County, NJ Pollution
Control Financing Auth. Rev.
Refg.
300,000 0.080%, 1/1/2022
a
300,000
New Jersey Economic
Development Auth. Rev. School
Fac. Construction
4,000,000 5.000%, 6/15/2043, Ser. EEE 4,606,640
New Jersey Transportation Trust
Fund Auth. Rev.
1,500,000 5.000%, 6/15/2026, Ser. A 1,540,185
1,000,000 5.250%, 6/15/2033, Ser. AA 1,122,890
1,645,000 5.250%, 6/15/2034, Ser. AA 1,844,078
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,355,340
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
d
3,857,213
Tobacco Settlement Financing
Corporation Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 10,598,321
Total 26,224,667
New York (9.6%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,563,735
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,400,120
Metropolitan Transportation Auth.
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
3,162,747
Metropolitan Transportation Auth.
NY Rev. Refg.
2,190,000 5.000%, 11/15/2035 2,625,481
Monroe County Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 1,165,770
Monroe County Industrial
Development Corporation Rev.
Refg. (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,263,540
1,550,000 5.000%, 7/1/2031, Ser. C 1,944,878
800,000 5.000%, 7/1/2031, Ser. D 1,003,808
New York City Municipal Water
Finance Auth. Water and Sewer
System Rev.
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 10,269,920
1,100,000 5.375%, 6/15/2043 1,118,480
12,000,000
5.000%, 6/15/2049, Ser.
CC-1 15,560,160
Principal
Amount Long-Term Fixed Income (99.0%) Value
New York (9.6%) - continued
New York City Transitional Finance
Auth. Future Tax Secured Rev.
$ 15,000,000 5.000%, 11/1/2033, Ser. D-1 $ 15,797,100
19,000,000 5.000%, 2/1/2043, Ser. A 22,964,350
1,365,000 0.160%, 2/1/2045, Ser. E-4
a
1,365,000
New York State Dormitory Auth.
State Personal Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,698,100
New York State Dormitory Auth.
State Personal Income Tax Rev.
Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 10,197,575
10,000 5.000%, 2/15/2043, Ser. B
c
13,210
New York State Liberty
Development Corporation Rev.
10,000,000 5.250%, 12/15/2043 10,511,900
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 846,680
New York, NY G.O.
540,000 0.160%, 8/1/2028, Ser. J
a
540,000
1,920,000 5.000%, 8/1/2032, Ser. A 2,232,922
1,710,000 0.160%, 4/1/2036, Ser. L-3
a
1,710,000
Port Auth. of New York & New
Jersey Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,280,565
2,500,000 5.000%, 9/1/2035 2,857,750
2,500,000 5.000%, 9/1/2036 2,847,100
5,000,000 5.000%, 9/1/2039 5,672,950
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 6,149,850
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 2,048,190
Triborough NY Bridge & Tunnel
Auth. Rev.
3,235,000 0.160%, 1/1/2033, Ser. B-1
a
3,235,000
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 3,028,992
1,000,000 5.250%, 11/15/2045, Ser. A 1,172,050
Triborough NY Bridge & Tunnel
Auth. Rev. (MTA Bridges and
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 6,236,600
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 920,723
Total 149,405,246
North Carolina (0.7%)
Appalachian State University Rev.
2,510,000 5.000%, 5/1/2044 2,988,933
Charlotte, NC, Rev. (Charlotte
Douglas International Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,814,145
North Carolina Capital Fac. Finance
Agency Rev. Refg. (Johnson and
Wales University)
1,000,000 5.000%, 4/1/2032 1,070,250
1,000,000 5.000%, 4/1/2033 1,068,040

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
North Carolina (0.7%) - continued
North Carolina Eastern Municipal
Power Agency Power System
Rev.
$ 1,475,000 6.000%, 1/1/2026, Ser. A
c
$ 1,593,280
North Carolina Turnpike Auth.
(Triangle Expressway Auth.)
(AGM Insured)
1,750,000 5.000%, 1/1/2049
d
2,164,488
Total 10,699,136
North Dakota (0.4%)
North Dakota Public Finance Auth.
Rev. (State Revolving Fund)
1,495,000 5.000%, 10/1/2031, Ser. A 1,575,969
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 4,534,832
Total 6,110,801
Ohio (5.5%)
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,176,640
AMP Fremont Energy Center Rev.
3,000,000 5.000%, 2/15/2037, Ser. B 3,187,170
Bowling Green, OH State University
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 567,900
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
14,100,000 5.000%, 6/1/2055, Ser. B-2 15,538,482
Cuyahoga County, OH Sales Tax
Rev.
1,000,000 5.000%, 12/1/2035 1,173,640
Franklin County, OH Convention
Fac. Auth. Rev. (Greater
Columbus Convention Center
Hotel)
1,785,000 5.000%, 12/1/2051 1,733,770
Hamilton County, OH Hospital
Fac. Rev. Refg. (TriHealth, Inc.
Obligated Group)
1,500,000 4.000%, 8/15/2050, Ser. A 1,715,280
Kent State University General
Receipts Rev.
2,000,000 5.000%, 5/1/2029 2,415,020
1,500,000 5.000%, 5/1/2037, Ser. A
c
1,626,495
Lucas County, OH Health Care
System Refg. Rev. (Sunset
Retirement Communities)
1,360,000 5.125%, 8/15/2025 1,398,719
1,750,000 5.500%, 8/15/2030 1,801,625
Miami University OH Rev.
1,600,000 5.000%, 9/1/2036 1,676,544
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
390,000 6.500%, 10/1/2020, Ser. B 393,592
2,745,000 5.000%, 12/1/2028 3,190,953
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,943,235
Principal
Amount Long-Term Fixed Income (99.0%) Value
Ohio (5.5%) - continued
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
$ 3,025,000 5.000%, 7/1/2042 $ 3,599,992
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,626,488
Ohio Hospital Rev. (Cleveland
Clinic Health System Obligated
Group)
5,000,000 5.000%, 1/1/2034
c
5,337,350
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,879,440
Ohio State Turnpike Commission
Rev.
8,680,000
Zero Coupon, 2/15/2034,
Ser. A-4
f
10,727,699
Ohio State Turnpike Commission
Rev. Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
d
12,327,300
Toledo, OH Water System Rev. and
Improvements
2,455,000 5.000%, 11/15/2036 3,019,208
Toledo, OH Water System Rev.
Refg. and Improvements
2,500,000 5.000%, 11/15/2038 2,780,000
Total 85,836,542
Oklahoma (1.6%)
Grand River, OK Dam Authority
Rev.
7,815,000 5.000%, 6/1/2039, Ser. A 8,947,315
Oklahoma Agricultural and
Mechanical Colleges General
Rev.
3,000,000 5.000%, 8/1/2038, Ser. C
c
3,425,430
Oklahoma State Water Resources
Board Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,448,626
Oklahoma Turnpike Auth. Rev.
500,000 5.000%, 1/1/2028, Ser. A 509,020
2,500,000 5.000%, 1/1/2042, Ser. A 2,972,700
5,665,000 5.000%, 1/1/2047, Ser. C 6,730,077
Total 25,033,168
Oregon (1.1%)
Clackamas and Washington
Counties, OR Joint School
District No.3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 429,583
Clackamas County, OR School
District
3,500,000 5.000%, 6/15/2049, Ser. B 4,388,020
Multnomah & Clackamas Counties
School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 361,717
Port of Portland, OR Rev. Refg.
(Portland International Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,194,843

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Oregon (1.1%) - continued
$ 4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT $ 5,768,495
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,589,100
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
b
972,016
Total 17,703,774
Pennsylvania (2.2%)
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,904,820
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043 480,663
410,000 5.000%, 5/15/2048 426,453
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
1,350,000 5.000%, 1/1/2038 1,418,499
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 253,822
250,000 5.000%, 3/1/2045 254,705
Pennsylvania Economic
Development Financial Auth.
Solid Waste Disposal Rev.
(CarbonLite P, LLC)
2,875,000 5.750%, 6/1/2036, AMT
b
2,824,975
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
d
3,836,213
Pennsylvania Turnpike Commission
Turnpike Rev.
3,000,000 5.000%, 12/1/2040, Ser. B 3,501,600
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,756,108
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
d
13,515,520
Total 34,173,378
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,594,747
Total 5,594,747
South Carolina (1.9%)
Beaufort-Jasper Water & Sewer
Auth. Rev. Refg.
425,000 5.000%, 3/1/2025, Ser. B 515,508
Principal
Amount Long-Term Fixed Income (99.0%) Value
South Carolina (1.9%) - continued
Charleston County, SC Airport
System Rev.
$ 6,215,000
5.500%, 7/1/2031, Ser. A,
AMT $ 6,960,862
Columbia, SC Waterworks and
Sewer System Rev.
5,250,000 5.000%, 2/1/2049, Ser. A 6,709,500
Greenwood County, SC Hospital
Fac. Rev. Refg. (Self Regional
Healthcare)
1,120,000 5.000%, 10/1/2024, Ser. B 1,195,914
2,890,000 5.000%, 10/1/2031, Ser. B 3,061,637
Piedmont, SC Municipal Power
Agency Electric Rev. Refg.
(NATL-RE Insured)
4,000,000 6.250%, 1/1/2021
d
4,096,720
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,518,140
South Carolina Jobs Economic
Development Auth. Refg. (Life
Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,280,180
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,582,202
Total 28,920,663
South Dakota (0.1%)
South Dakota Board Of Regents
Housing  & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,175,310
Total 1,175,310
Tennessee (0.2%)
Tennessee State School Bond Auth.
Rev. (2nd Program)
500,000 5.000%, 11/1/2031 589,685
450,000 5.000%, 11/1/2032 529,267
1,275,000 5.000%, 11/1/2034 1,493,191
250,000 5.000%, 11/1/2036 291,533
Total 2,903,676
Texas (10.0%)
Arlington, TX Higher Education
Finance Corporation Rev. (Great
Hearts America) (PSF-GTD
Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
d
3,776,886
Central Texas Regional Mobility
Auth. Rev.
1,700,000 5.000%, 1/1/2040, Ser. A 1,934,804
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,053,670
2,000,000 6.000%, 8/15/2043 2,232,940

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Texas (10.0%) - continued
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
$ 1,000,000 5.000%, 8/15/2036, Ser. A
d
$ 1,214,570
4,605,000 5.000%, 8/15/2039
d
5,273,324
2,000,000 5.000%, 8/15/2046, Ser. A
d
2,380,520
Clifton, TX Higher Education
Finance Corporation Education
Rev. (Uplift Education)
4,000,000 6.250%, 12/1/2045, Ser. A
c
4,076,160
Dallas and Fort Worth, TX
International Airport Rev. Refg.
4,000,000 5.250%, 11/1/2033, Ser. F 4,506,000
Harris County Industrial
Development Corporation
Pollution Control Rev. (Exxon)
2,100,000 0.140%, 3/1/2024
a
2,100,000
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 301,699
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Brazos
Presbyterian Homes)
2,000,000 5.000%, 1/1/2037 2,089,000
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,d
15,540,000
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,370,919
Lake Travis Independent School
District G.O. Refg. (PSF-GTD
Insured)
1,000,000 5.000%, 2/15/2031
d
1,264,940
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation)
1,000,000 5.000%, 5/15/2044 1,211,420
New Hope Cultural Education
Facilities Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,004,880
North East Independent School
District, Bexar County, TX G.O.
Unlimited Tax Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
d
6,668,450
2,000,000 5.250%, 2/1/2029
d
2,739,260
North Texas Education Finance
Corporation Education Rev.
(Uplift Education)
4,500,000 5.125%, 12/1/2042, Ser. A
c
4,873,275
North Texas Tollway Auth. System
Rev.
15,000,000 5.000%, 9/1/2030, Ser. D
c
15,772,800
North Texas Tollway Auth. System
Rev. Refg.
5,000,000 5.000%, 1/1/2042, Ser. B 5,241,800
Principal
Amount Long-Term Fixed Income (99.0%) Value
Texas (10.0%) - continued
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
$ 5,000,000
Zero Coupon, 1/1/2028, Ser.
D
d
$ 4,525,450
Northwest Independent School
District G.O. (Denton, Tarrant
and Wise Counties, TX) (PSF-
GTD Insured)
5,705,000 5.000%, 2/15/2038
c,d
6,659,104
Port Freeport TX Senior Lien Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 4,537,384
Red River Education Finance
Corporation Rev. (St. Edwards
University)
2,130,000 5.000%, 6/1/2046 2,322,105
San Antonio Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 10,066,061
Socorro, TX Independent School
District G.O. (PSF-GTD Insured)
1,925,000 5.000%, 8/15/2034
c,d
1,927,849
75,000 5.000%, 8/15/2034
d
75,112
Southwest TX Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 735,594
600,000 5.000%, 10/1/2040 734,040
700,000 5.000%, 10/1/2041 854,315
Tarrant County Cultural Education
Fac. Finance Corporation
Hospital Rev. (Hendrick Medical
Center)
2,640,000 5.000%, 9/1/2030 3,023,117
Tarrant County Cultural Education
Fac. Finance Corporation Rev.
Refg. (Trinity Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 795,485
Texas G.O. Refg.
13,940,000 5.000%, 10/1/2044, Ser. A
c
16,703,047
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
13,380,000 5.000%, 6/30/2058, AMT 15,616,735
Total 156,202,715
Utah (1.9%)
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 4,342,169
3,000,000 5.000%, 10/1/2049, Ser. A 3,786,720
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 8,744,342
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,187,250
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,215,460
Utah Charter School Finance Auth.
Rev. (North Davis Preparatory)
1,000,000 6.250%, 7/15/2030 1,002,770
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 945,720

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Utah (1.9%) - continued
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
$ 2,000,000 5.000%, 5/15/2050, Ser. A $ 2,575,660
1,000,000 4.000%, 5/15/2043, Ser. A 1,182,590
3,175,000 5.000%, 5/15/2043
c
3,293,269
1,610,000 5.000%, 5/15/2045, Ser. A 1,815,307
Total 30,091,257
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,542,130
1,000,000 5.000%, 12/1/2036, Ser. A 1,177,710
Total 4,719,840
Virginia (2.9%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. (Inova Health System)
2,405,000 5.000%, 5/15/2044, Ser. A 2,710,676
Virginia Commonwealth
Transportation Board Rev.
10,000,000 5.000%, 5/15/2034
c
10,380,600
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings Opco, LLC)
1,150,000 5.000%, 1/1/2027, AMT 1,215,688
8,910,000 6.000%, 1/1/2037, AMT 9,475,874
1,800,000 5.500%, 1/1/2042, AMT 1,889,568
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 685,969
6,575,000 5.000%, 12/31/2049, AMT 7,380,832
10,610,000 5.000%, 12/31/2052, AMT 11,875,243
Total 45,614,450
Washington (2.6%)
Clark County, WA Public Utility
District No. 1 Electric Rev. Refg.
785,000 5.000%, 1/1/2029 962,857
FYI Properties Rev. Refg.
(Washington DIS)
5,000,000 5.000%, 6/1/2038 6,157,250
Kalispel Tribe of Indians Priority
Distribution WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
b
841,733
Pierce County, WA School District
No. 10, Tacoma G.O. Refg.
2,170,000 5.000%, 12/1/2039
c
2,709,679
Port of Seattle WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,209,790
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,157,410
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,714,180
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 5.000%, 9/1/2055 2,490,760
Principal
Amount Long-Term Fixed Income (99.0%) Value
Washington (2.6%) - continued
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
$ 500,000 4.000%, 5/1/2050 $ 555,800
450,000 4.000%, 5/1/2045 503,699
Washington State Various Purpose
G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 13,684,646
5,310,000 5.000%, 8/1/2042, Ser. A 6,655,819
Total 40,643,623
West Virginia (0.4%)
West Virginia State University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 6,319,500
Total 6,319,500
Wisconsin (2.1%)
Kaukauna, WI Electric System Rev.
(AGM Insured)
3,000,000 5.000%, 12/15/2035, Ser. A
c,d
3,337,920
Public Finance Auth. Rev. Refg.
(WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,439,400
Public Finance Auth. WI Retirement
Communities Rev. (Acts
Retirement-Life Communities,
Inc.)
1,000,000 5.000%, 11/15/2041, Ser. A 1,180,870
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
1,750,000 5.125%, 10/1/2048 1,754,200
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,355,441
2,500,000 5.000%, 12/15/2044 2,816,925
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 11,029,181
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 890,297
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,744,850
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,308,100
Total 32,857,184
Wyoming (0.2%)
Sublette County, WY Pollution
Control Rev. Refg. (ExxonMobil)
2,080,000 0.140%, 10/1/2044
a
2,080,000

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Wyoming (0.2%) - continued
Wyoming State Farm Loan Board
Capital Fac. Refg. Rev.
$ 395,000 5.750%, 10/1/2020 $ 398,492
Total 2,478,492
Total Long-Term Fixed Income
(cost $1,416,763,501) 1,542,775,287
Total Investments
(cost $1,416,763,501) 99.0% $1,542,775,287
Other Assets and Liabilities,
Net 1.0% 16,233,092
Total Net Assets 100.0% $1,559,008,379
a Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $10,351,806 or 0.7% of
total net assets.
c Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
d To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
e Defaulted security.  Interest is not being accrued.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2020.
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation

Municipal Bond Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 239,381,224 – 239,381,224 –
Electric Revenue 51,798,769 – 51,798,769 –
Escrowed/Pre-refunded 204,090,534 – 204,090,534 –
General Obligation 144,771,784 – 144,771,784 –
Health Care 223,923,928 – 223,923,928 –
Housing Finance 13,232,832 – 13,232,832 –
Industrial Development Revenue 14,507,241 – 14,507,241 –
Other Revenue 88,245,537 – 88,245,537 –
Tax Revenue 109,379,676 – 109,379,676 –
Transportation 315,294,316 – 315,294,316 –
Water & Sewer 138,149,446 – 138,149,446 –
Total Investments at Value $1,542,775,287 $– $1,542,775,287 $–

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 25.2% )
a
Value
Basic Materials (1.4%)
Ball Metalpack Finco , LLC, Term
Loan
$ 264,600
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 247,401
Big River Steel, LLC, Term Loan
1,011,400
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
960,830
Chemours Company, Term Loan
1,240,525
1.920%,  (LIBOR 1M +
1.750%), 4/3/2025
b
1,173,847
Hexion , Inc., Term Loan
1,037,380
3.800%,  (LIBOR 3M +
3.500%), 7/1/2026
b
1,014,039
Innophos Holdings, Inc., Term
Loan
1,037,400
3.911%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c
1,023,136
Momentive Performance Materials
USA, LLC, Term Loan
883,080
3.420%,  (LIBOR 1M +
3.250%), 5/15/2024
b
827,155
Nouryon USA, LLC, Term Loan
2,075,875
3.178%,  (LIBOR 1M +
3.000%), 10/1/2025
b,d,e
2,004,382
Peabody Energy Corporation,
Term Loan
1,173,000
2.911%,  (LIBOR 1M +
2.750%), 3/31/2025
b
604,095
Pixelle Specialty Solutions, LLC,
Term Loan
2,047,221
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,967,891
PQ Corporation, Term Loan
1,125,000
0.000%,  (LIBOR 1M +
3.000%), 2/7/2027
b,d,e
1,117,271
Total 10,940,047
Capital Goods (2.9%)
Advanced Disposal Services, Inc.,
Term Loan
1,734,032
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
1,722,119
Flex Acquisition Company, Inc.
Term Loan
1,925,000
3.546%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,827,845
GFL Environmental, Inc., Term
Loan
3,216,934
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
3,197,729
Graham Packaging Company,
Inc., Term Loan
1,015,000
0.000%,  (LIBOR 1M +
3.750%), 7/28/2027
b,d,e
1,011,915
Mauser Packaging Solutions
Holding Company, Term Loan
1,366,475
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
1,273,213
Natgasoline , LLC, Term Loan
1,142,600
3.813%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
1,079,757
Navistar, Inc., Term Loan
1,896,375
3.690%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,831,576
Principal
Amount Bank Loans (25.2%)
a
Value
Capital Goods (2.9%) - continued
Reynolds Group Holdings, Inc.,
Term Loan
$ 3,831,802
2.911%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 3,749,724
TransDigm , Inc., Term Loan
3,706,307
2.411%,  (LIBOR 1M +
2.250%), 12/9/2025
b
3,464,730
Vertiv Group Corporation, Term
Loan
3,491,250
3.162%,  (LIBOR 1M +
3.000%), 3/2/2027
b
3,408,333
Total 22,566,941
Communications Services (6.5%)
Altice France SA, Term Loan
788,512
2.911%,  (LIBOR 1M +
2.750%), 7/31/2025
b
753,621
CenturyLink, Inc., Term Loan
3,728,300
2.411%,  (LIBOR 1M +
2.250%), 3/15/2027
b
3,584,872
Charter Communications
Operating, LLC, Term Loan
2,323,087
1.920%,  (LIBOR 1M +
1.750%), 4/30/2025
b
2,270,817
CommScope , Inc., Term Loan
2,451,475
3.411%,  (LIBOR 1M +
3.250%), 4/4/2026
b
2,396,317
Coral-US Co-Borrower, LLC, Term
Loan
4,345,000
2.411%,  (LIBOR 1M +
2.250%), 1/31/2028
b
4,171,200
CSC Holdings, LLC, Term Loan
1,446,412
2.425%,  (LIBOR 1M +
2.250%), 7/17/2025
b
1,394,891
3,572,050
2.675%,  (LIBOR 1M +
2.500%), 4/15/2027
b
3,448,529
Diamond Sports Group, LLC, Term
Loan
3,105,104
3.420%,  (LIBOR 1M +
3.250%), 8/24/2026
b
2,472,439
Entercom Media Corporation, Term
Loan
1,553,380
2.673%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,466,003
Gray Television, Inc., Term Loan
935,000
2.421%,  (LIBOR 1M +
2.250%), 2/7/2024
b
907,726
HCP Acquisition, LLC, Term Loan
2,214,363
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
2,163,433
iHeartCommunications , Inc., Term
Loan
1,201,980
3.161%,  (LIBOR 1M +
3.000%), 5/1/2026
b
1,122,517
Mediacom Illinois, LLC, Term Loan
584,899
1.870%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
580,512
NEP Group, Inc., Term Loan
2,070,620
3.411%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,705,031
Nexstar Broadcasting, Inc., Term
Loan
2,595,000
2.921%,  (LIBOR 1M +
2.750%), 9/19/2026
b,d,e
2,522,029

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (25.2%)
a
Value
Communications Services (6.5%) - continued
Nielsen Finance, LLC, Term Loan
$ 837,900
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
$ 837,900
SBA Senior Finance II, LLC, Term
Loan
1,857,271
1.920%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,799,659
Terrier Media Buyer, Inc., Term
Loan
1,159,175
4.411%,  (LIBOR 1M +
4.250%), 12/17/2026
b
1,128,329
775,000
4.411%,  (LIBOR 1M +
4.250%), 12/17/2026
b
749,332
T-Mobile USA, Inc., Term Loan
2,590,000
3.161%,  (LIBOR 1M +
3.000%), 4/1/2027
b
2,598,314
TNS, Inc., Term Loan
1,422,711
4.170%,  (LIBOR 1M +
4.000%), 8/14/2022
b
1,380,030
Virgin Media Bristol, LLC, Term
Loan
3,140,000
2.675%,  (LIBOR 1M +
2.500%), 1/31/2028
b
3,042,848
WideOpenWest Finance, LLC,
Term Loan
2,586,975
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
2,542,996
Windstream Services, LLC, Term
Loan
1,035,000
2.670%,  (LIBOR 1M +
2.500%), 2/26/2021
b
1,013,441
545,812
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
326,248
Xplornet Communications, Inc.,
Term Loan
1,330,000
4.911%,  (LIBOR 1M +
4.750%), 6/11/2027
b
1,293,837
Ziggo Financing Partnership, Term
Loan
2,285,000
2.675%,  (LIBOR 1M +
2.500%), 4/30/2028
b
2,191,566
Total 49,864,437
Consumer Cyclical (3.4%)
1011778 B.C., LLC, Term Loan
3,373,050
1.911%,  (LIBOR 1M +
1.750%), 11/19/2026
b
3,233,372
Cengage Learning, Inc., Term
Loan
1,832,819
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
1,483,062
Four Seasons Hotels, Ltd., Term
Loan
1,457,247
2.161%,  (LIBOR 1M +
2.000%), 11/30/2023
b
1,402,863
Golden Entertainment, Inc., Term
Loan
2,533,125
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,301,977
Golden Nugget, LLC, Term Loan
3,480,471
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
2,903,513
IAA, Inc., Term Loan
585,338
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b,c
573,631
Principal
Amount Bank Loans (25.2%)
a
Value
Consumer Cyclical (3.4%) - continued
LCPR Loan Financing, LLC, Term
Loan
$ 2,995,000
5.175%,  (LIBOR 1M +
5.000%), 10/15/2026
b
$ 3,002,487
Men's Warehouse, Inc., Term Loan
1,170,486
4.250%,  (LIBOR 1M +
3.250%), 4/9/2025
b
229,708
Mohegan Gaming and
Entertainment, Term Loan
1,238,143
5.375%,  (LIBOR 3M +
4.375%), 10/13/2023
b
1,029,430
Scientific Games International,
Inc., Term Loan
4,848,351
3.473%,  (LIBOR 1M +
2.750%), 8/14/2024
b
4,405,066
Staples, Inc., Term Loan
515,786
5.187%,  (LIBOR 3M +
4.500%), 9/12/2024
b,d,e
458,941
1,994,549
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b,d,e
1,711,443
Stars Group Holdings BV, Term
Loan
1,392,172
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,391,211
Tenneco, Inc., Term Loan
881,575
3.161%,  (LIBOR 1M +
3.000%), 10/1/2025
b
761,734
Wyndham Hotels & Resorts, Inc.,
Term Loan
1,002,150
1.911%,  (LIBOR 1M +
1.750%), 5/30/2025
b
953,085
Total 25,841,523
Consumer Non-Cyclical (4.0%)
Aramark Services, Inc., Term Loan
575,000
1.911%,  (LIBOR 1M +
1.750%), 3/11/2025
b
545,531
Bausch Health Americas, Inc.,
Term Loan
3,214,527
3.176%,  (LIBOR 1M +
3.000%), 6/1/2025
b,d,e
3,158,787
Bellring Brands, LLC, Term Loan
617,089
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b,d,e
618,631
Change Healthcare Holdings, LLC,
Term Loan
1,245,000
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
1,216,290
Chobani , LLC, Term Loan
1,431,472
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
1,416,356
Dole Food Company, Inc., Term
Loan
1,506,644
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
1,466,281
Elanco Animal Health, Inc., Term
Loan
1,375,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,d,e
1,338,906
Endo International plc, Term Loan
1,521,746
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
1,452,750

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (25.2%)
a
Value
Consumer Non-Cyclical (4.0%) - continued
Global Medical Response, Inc.,
Term Loan
$ 4,129,125
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
$ 4,074,084
482,625
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
469,623
Grifols Worldwide Operations USA,
Inc., Term Loan
1,313,400
2.111%,  (LIBOR 1W +
2.000%), 11/15/2027
b
1,283,849
IQVIA, Inc., Term Loan
563,551
1.911%,  (LIBOR 1M +
1.750%), 1/1/2025
b
551,998
JBS USA LUX SA, Term Loan
2,347,174
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
2,262,347
MPH Acquisition Holdings, LLC,
Term Loan
4,150,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b,d,e
4,081,691
Ortho-Clinical Diagnostics SA,
Term Loan
3,594,067
3.416%,  (LIBOR 1M +
3.250%), 6/30/2025
b
3,490,738
Plantronics, Inc., Term Loan
796,023
2.780%,  (LIBOR 3M +
2.500%), 7/2/2025
b
730,240
R.R. Donnelley & Sons Company,
Term Loan
257,387
5.161%,  (LIBOR 1M +
5.000%), 1/15/2024
b
239,370
Sotera Health Holdings, LLC, Term
Loan
1,246,875
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
1,242,199
US Foods, Inc., Term Loan
827,844
1.911%,  (LIBOR 1M +
1.750%), 6/27/2023
b
783,348
Total 30,423,019
Energy (1.3%)
BCP Raptor II, LLC, Term Loan
455,400
4.911%,  (LIBOR 1M +
4.750%), 11/3/2025
b
285,991
Buckeye Partners, LP, Term Loan
1,760,587
2.921%,  (LIBOR 1M +
2.750%), 11/1/2026
b
1,718,228
Calpine Corporation, Term Loan
1,472,379
2.420%,  (LIBOR 1M +
2.250%), 1/15/2024
b
1,439,559
CONSOL Energy, Inc., Term Loan
1,145,500
4.670%,  (LIBOR 1M +
4.500%), 9/28/2024
b
926,904
Fieldwood Energy, LLC, Term
Loan
1,560,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
356,195
Illuminate Buyer, LLC, Term Loan
1,165,000
4.308%,  (LIBOR 3M +
4.000%), 6/30/2027
b
1,151,020
Radiate Holdco, LLC, Term Loan
3,918,785
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
3,839,312
Total 9,717,209
Principal
Amount Bank Loans (25.2%)
a
Value
Financials (2.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
$ 1,053,990
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
$ 1,003,135
Blackstone CQP Holdco, LP, Term
Loan
1,910,700
3.806%,  (LIBOR 3M +
3.500%), 9/30/2024
b
1,855,366
Delos Finance SARL, Term Loan
1,040,000
2.058%,  (LIBOR 3M +
1.750%), 10/6/2023
b
1,002,820
GGP Nimbus, LLC, Term Loan
1,964,277
2.661%,  (LIBOR 1M +
2.500%), 8/24/2025
b
1,595,975
INEOS U.S. Finance, LLC, Term
Loan
827,877
2.214%,  (LIBOR 2M +
2.000%), 3/31/2024
b
795,797
Lealand Finance Company BV,
Term Loan
393,235
4.167%,  (LIBOR 1M +
4.000%), 6/30/2025
b
311,965
Level 3 Financing, Inc., Term Loan
1,980,000
1.911%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,916,066
MoneyGram International, Inc.,
Term Loan
1,079,100
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
1,019,749
NCR Corporation, Term Loan
1,632,662
2.670%,  (LIBOR 1M +
2.500%), 8/28/2026
b
1,577,560
Northriver Midstream Finance, LP,
Term Loan
1,602,765
3.552%,  (LIBOR 3M +
3.250%), 10/1/2025
b
1,529,647
Tronox Finance, LLC, Term Loan
1,998,422
2.972%,  (LIBOR 3M +
2.750%), 9/22/2024
b
1,942,226
Vericast Corporation, Term Loan
2,077,176
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
1,443,201
Total 15,993,507
Technology (2.4%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
4,019,849
3.761%,  (LIBOR 2M +
3.500%), 8/21/2026
b
3,567,616
Prime Security Services Borrower,
LLC, Term Loan
4,540,688
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b
4,457,184
Rackspace Hosting, Inc., Term
Loan
3,992,707
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
b
3,903,390
SS&C Technologies, Inc., Term
Loan
1,901,241
1.911%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,839,451
1,328,476
1.911%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,285,301

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (25.2%)
a
Value
Technology (2.4%) - continued
Zayo Group Holdings, Inc., Term
Loan
$ 3,311,700
3.161%,  (LIBOR 1M +
3.000%), 3/9/2027
b
$ 3,212,349
Total 18,265,291
Transportation (0.6%)
Delta Air Lines, Inc., Term Loan
480,000
0.000%,  (LIBOR 1M +
4.750%), 4/29/2023
b,d,e
471,826
Genesee & Wyoming, Inc., Term
Loan
2,069,813
2.308%,  (LIBOR 3M +
2.000%), 12/30/2026
b
2,029,720
Mileage Plus Holdings, LLC, Term
Loan
1,125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
1,121,625
United Airlines, Inc., Term Loan
1,547,005
1.911%,  (LIBOR 1M +
1.750%), 4/1/2024
b
1,385,126
Total 5,008,297
Utilities (0.6%)
Advanced Drainage Systems, Inc.,
Term Loan
518,592
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
511,462
Core and Main, LP, Term Loan
1,181,588
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
1,148,361
EnergySolutions , LLC, Term Loan
877,100
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
807,660
Pacific Gas & Electric Company,
Term Loan
2,585,000
5.500%,  (LIBOR 3M +
4.500%), 1/1/2022
b
2,553,489
Total 5,020,972
Total Bank Loans
(cost $203,493,468) 193,641,243
Principal
Amount Long-Term Fixed Income ( 53.1% ) Value
Asset-Backed Securities (4.4%)
Apidos CLO XXIV
1,400,000
1.722%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,g
1,362,084
Assurant CLO III, Ltd.
1,350,000
1.502%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-2A, Class A
b,g
1,318,544
Babson CLO, Ltd.
1,225,000
3.172%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
1,074,380
Benefit Street Partners CLO IV, Ltd.
850,000
2.022%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
841,073
Business Jet Securities, LLC
797,736
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
798,214
Principal
Amount Long-Term Fixed Income (53.1%) Value
Asset-Backed Securities (4.4%) - continued
Cent CLO, LP
$ 2,700,000
2.545%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
$ 2,613,878
College Ave Student Loans, LLC
523,265
1.822%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
520,627
Education Funding Trust
1,876,872
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
1,897,493
Foundation Finance Trust
357,069
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
360,717
Freedom ABS Trust
1,080,384
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
1,079,187
Harley Marine Financing, LLC
1,254,788
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,127,989
Madison Park Funding XIV, Ltd.
1,250,000
1.658%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
1,212,836
Myers Park CLO, Ltd.
1,275,000
1.672%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,253,680
OHA Credit Funding 1, Ltd.
1,085,000
1.722%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,062,496
OZLM Funding II, Ltd.
2,170,000
1.768%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,g
2,114,774
OZLM IX, Ltd.
2,000,000
1.822%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
1,965,782
Palmer Square Loan Funding, Ltd.
850,000
2.522%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
840,351
Park Avenue Institutional Advisers
CLO, Ltd.
2,200,000
1.772%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,g
2,186,162
Pretium Mortgage Credit Partners,
LLC
2,245,480
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
2,233,145
Riserva CLO, Ltd.
1,125,000
1.972%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
1,100,232
Saxon Asset Securities Trust
154,806
3.974%,  8/25/2035, Ser.
2004-2, Class MF2
b
154,339
Sound Point CLO X, Ltd.
1,150,000
2.972%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
1,042,139

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Asset-Backed Securities (4.4%) - continued
Sound Point CLO XXI, Ltd.
$ 2,200,000
1.695%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
$ 2,128,808
THL Credit Wind River CLO, Ltd.
1,150,000
3.125%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,049,983
Vericrest Opportunity Loan
Transferee
2,148,699
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
2,146,924
Total 33,485,837
Basic Materials (1.0%)
Air Products and Chemicals, Inc.
74,000 1.500%,  10/15/2025 77,318
Alcoa Nederland Holding BV
350,000 5.500%,  12/15/2027
g
377,230
Anglo American Capital plc
234,000 4.125%,  9/27/2022
g
246,839
BHP Billiton Finance USA, Ltd.
249,000 6.750%,  10/19/2075
b,g
294,022
BWAY Holding Company
350,000 5.500%,  4/15/2024
g
356,853
Cleveland-Cliffs, Inc.
220,000 5.750%,  3/1/2025
i
189,750
200,000 9.875%,  10/17/2025
g
218,500
EI du Pont de Nemours &
Company
136,000 1.700%,  7/15/2025 142,152
First Quantum Minerals, Ltd.
390,000 7.500%,  4/1/2025
g
393,900
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 336,400
340,000 4.250%,  3/1/2030 355,232
Kinross Gold Corporation
117,000 5.125%,  9/1/2021 121,143
Koppers , Inc.
380,000 6.000%,  2/15/2025
g
391,400
Krayton Polymers, LLC
380,000 7.000%,  4/15/2025
g
393,300
Methanex Corporation
490,000 5.250%,  12/15/2029 474,075
Mosaic Company
64,000 3.250%,  11/15/2022 66,031
Norbord, Inc.
515,000 5.750%,  7/15/2027
g
548,475
Novelis Corporation
590,000 5.875%,  9/30/2026
g
629,477
140,000 4.750%,  1/30/2030
g
146,058
Nucor Corporation
68,000 2.000%,  6/1/2025 71,569
Olin Corporation
500,000 5.125%,  9/15/2027 485,000
Peabody Securities Finance
Corporation
415,000 6.375%,  3/31/2025
g
207,500
Steel Dynamics, Inc.
81,000 2.400%,  6/15/2025 85,034
Syngenta Finance NV
200,000 3.933%,  4/23/2021
g
202,007
Tronox Finance plc
420,000 5.750%,  10/1/2025
g
415,800
Principal
Amount Long-Term Fixed Income (53.1%) Value
Basic Materials (1.0%) - continued
Xstrata Finance Canada, Ltd.
$ 175,000 4.950%,  11/15/2021
g
$ 183,239
Total 7,408,304
Capital Goods (1.6%)
AECOM
775,000 5.125%,  3/15/2027 851,531
Amsted Industries, Inc.
520,000 5.625%,  7/1/2027
g
548,600
Ardagh Packaging Finance plc
220,000 5.250%,  8/15/2027
g
230,289
Berry Global, Inc.
300,000 4.875%,  7/15/2026
g
316,875
Caterpillar Financial Services
Corporation
187,000 1.900%,  9/6/2022 192,861
199,000 1.950%,  11/18/2022 206,105
135,000 1.450%,  5/15/2025 139,822
Cintas Corporation No. 2
174,000 2.900%,  4/1/2022 180,481
CNH Industrial Capital, LLC
180,000 4.875%,  4/1/2021 184,655
82,000 1.950%,  7/2/2023 82,763
Covanta Holding Corporation
380,000 6.000%,  1/1/2027 393,300
Crown Americas Capital
Corporation IV
715,000 4.500%,  1/15/2023 754,697
Crown Cork & Seal Company, Inc.
530,000 7.375%,  12/15/2026 625,400
General Electric Company
430,000 5.000%,  1/21/2021
b,j
340,775
H&E Equipment Services, Inc.
475,000 5.625%,  9/1/2025 494,594
Honeywell International, Inc.
135,000 1.350%,  6/1/2025 139,667
Huntington Ingalls Industries, Inc.
141,000 3.844%,  5/1/2025
g
156,628
Jeld-Wen , Inc.
320,000 4.625%,  12/15/2025
g
323,200
John Deere Capital Corporation
205,000 1.200%,  4/6/2023 209,599
199,000 2.050%,  1/9/2025
i
212,128
L3Harris Technologies, Inc.
195,000 4.950%,  2/15/2021 197,336
Otis Worldwide Corporation
201,000 2.056%,  4/5/2025
g
212,866
Owens-Brockway Glass Container,
Inc.
142,000 5.000%,  1/15/2022
g
142,355
PACCAR Financial Corporation
141,000 2.650%,  4/6/2023 148,868
Parker-Hannifin Corporation
250,000 2.700%,  6/14/2024 269,087
Raytheon Technologies
Corporation
126,000 2.800%,  3/15/2022
g
130,303
Republic Services, Inc.
127,000 2.500%,  8/15/2024 136,162
Reynolds Group Issuer, Inc.
750,000 5.125%,  7/15/2023
g
761,475
Roper Technologies, Inc.
60,000 2.800%,  12/15/2021 61,803
124,000 2.350%,  9/15/2024 132,132

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Capital Goods (1.6%) - continued
Spirit AeroSystems , Inc.
$ 100,000 7.500%,  4/15/2025
g
$ 98,280
Standard Industries, Inc.
630,000 4.375%,  7/15/2030
g
680,400
Textron Financial Corporation
500,000
2.127%,  (LIBOR 3M +
1.735%), 2/15/2042
b,g
330,000
TransDigm , Inc.
240,000 6.250%,  3/15/2026
g
253,200
660,000 5.500%,  11/15/2027 626,142
United Rentals North America, Inc.
140,000 4.875%,  1/15/2028 150,325
885,000 4.000%,  7/15/2030 915,975
United Technologies Corporation
235,000 3.950%,  8/16/2025 272,173
WESCO Distribution, Inc.
140,000 7.250%,  6/15/2028
g
152,950
WW Grainger, Inc.
137,000 1.850%,  2/15/2025 144,142
Total 12,399,944
Collateralized Mortgage Obligations (9.3%)
Antler Mortgage Trust
1,050,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
1,052,843
2,742,771
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
2,748,109
Banc of America Alternative Loan
Trust
746,562
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 707,291
Banc of America Funding Trust
818,686
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 782,905
Banc of America Mortgage
Securities Trust
902,531
3.945%,  9/25/2035, Ser.
2005-H, Class 3A1
b
831,148
176,402
4.089%,  9/25/2035, Ser.
2005-H, Class 2A1
b
161,783
Bellemeade Re, Ltd.
882,260
1.772%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
873,563
825,000
2.822%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,g
827,487
1,100,000
3.572%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,g
1,108,807
Bunker Hill Loan Depositary Trust
600,000
2.600%,  2/25/2055, Ser.
2020-1, Class A2
b,g
602,564
Cascade Funding Mortgage Trust
556,631
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
560,416
CHL Mortgage Pass-Through Trust
484,631
3.454%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
474,467
310,015
6.000%,  4/25/2037, Ser.
2007-3, Class A18 238,581
206,677
6.000%,  4/25/2037, Ser.
2007-3, Class A33 159,054
1,133,536
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 910,028
Principal
Amount Long-Term Fixed Income (53.1%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
CIM Trust
$ 737,362
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
$ 776,577
Citigroup Mortgage Loan Trust,
Inc.
1,312,477
3.974%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,243,288
Countrywide Alternative Loan Trust
468,011
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 463,241
577,584
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 533,859
583,387
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 502,146
276,583
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 150,646
212,388
7.000%,  10/25/2037, Ser.
2007-24, Class A10 121,190
Countrywide Home Loan
Mortgage Pass Through Trust
339,568
3.558%,  11/25/2035, Ser.
2005-22, Class 2A1
b
308,273
Credit Suisse First Boston
Mortgage Securities Corporation
118,874
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 119,095
Credit Suisse Mortgage Capital
Certificates
640,631
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
640,968
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
829,640
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 848,564
Eagle Re, Ltd.
300,782
1.972%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
298,382
Federal Home Loan Mortgage
Corporation
2,537,325
3.500%,  8/15/2035, Ser.
345, Class C8
k
273,687
Federal Home Loan Mortgage
Corporation - REMIC
2,085,659
3.000%,  5/15/2027, Ser.
4046, Class GI
k
120,399
1,713,236
3.000%,  7/15/2027, Ser.
4084, Class NI
k
111,555
2,778,914
3.500%,  10/15/2032, Ser.
4119, Class KI
k
339,123
3,330,693
3.000%,  4/15/2033, Ser.
4203, Class DI
k
251,882
Federal National Mortgage
Association - REMIC
1,632,301
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
92,233
2,350,339
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
119,773
3,928,021
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
197,663
5,494,265
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
350,460
3,144,533
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
171,547

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
$ 1,552,442
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
$ 85,343
4,033,082
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
225,442
1,208,247
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
76,035
6,700,622
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
379,335
2,302,026
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
133,843
3,179,440
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
154,899
1,667,139
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
177,366
First Horizon Alternative Mortgage
Securities Trust
302,487
3.184%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
292,096
FWD Securitization Trust
1,582,057
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
1,619,642
Genworth Mortgage Insurance
Corporation
725,000
2.072%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
697,543
GMAC Mortgage Corporation
Loan Trust
217,872
3.670%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
204,705
75,568
0.672%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
79,727
73,082
3.984%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
65,850
Greenpoint Mortgage Funding
Trust
211,766
0.372%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
183,886
Home Equity Asset Trust
1,056,789
1.492%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
1,035,030
IndyMac INDA Mortgage Loan
Trust
2,451,657
3.624%,  8/25/2036, Ser.
2006-AR1, Class A1
b
2,264,388
IndyMac INDX Mortgage Loan
Trust
2,423,710
0.382%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
2,151,140
J.P. Morgan Alternative Loan Trust
618,582
3.796%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
552,362
390,717
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 319,774
J.P. Morgan Mortgage Trust
458,749
4.171%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
448,177
Legacy Mortgage Asset Trust
1,426,769
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
1,450,968
Principal
Amount Long-Term Fixed Income (53.1%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
$ 1,575,808
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
$ 1,586,420
Lehman Mortgage Trust
84,620
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 90,657
Long Beach Mortgage Loan Trust
930,617
1.672%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
880,053
Master Asset Securitization Trust
750,140
0.672%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
205,785
Merrill Lynch Alternative Note
Asset Trust
341,781
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 230,562
Merrill Lynch Mortgage Investors
Trust
707,469
3.510%,  6/25/2035, Ser.
2005-A5, Class M1
b
375,394
New Residential Mortgage Loan
Trust
641,624
4.335%,  7/25/2050, Ser.
2020-NPL1, Class A1
g,h
641,550
Oaktown Re II, Ltd.
154,915
1.722%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
154,204
Oaktown Re III, Ltd.
103,337
1.572%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
103,233
Preston Ridge Partners Mortgage
Trust, LLC
308,145
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
310,125
1,273,086
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
g,h
1,283,552
1,497,659
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,490,251
1,224,557
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
1,200,884
509,094
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
505,742
Pretium Mortgage Credit Partners,
LLC
1,137,157
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
g,h
1,126,323
Radnor RE, Ltd.
109,906
1.572%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
109,714
RCO Mortgage, LLC
902,148
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
898,337
639,560
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
645,555
Residential Accredit Loans, Inc.
Trust
574,949
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 575,793
329,375
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 327,152

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
$ 269,298
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 $ 257,366
878,095
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 832,241
295,800
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 288,346
Residential Asset Securitization
Trust
307,042
6.212%,  8/25/2022, Ser.
2007-A8, Class 3A1
b
226,129
1,414,813
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,478,867
85,333
5.750%,  2/25/2036, Ser.
2005-A15, Class 5A1 53,819
Residential Funding Mortgage
Security I Trust
376,738
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 350,218
Sequoia Mortgage Trust
375,040
3.530%,  9/20/2046, Ser.
2007-1, Class 4A1
b
286,047
Silver Hill Trust
1,270,999
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
1,294,453
Stanwich Mortgage Loan Trust
645,313
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
638,892
Starwood Mortgage Residential
Trust
748,592
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
772,061
1,375,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
1,378,025
Structured Adjustable Rate
Mortgage Loan Trust
184,296
3.712%,  7/25/2035, Ser.
2005-15, Class 4A1
b
163,560
Structured Asset Mortgage
Investments, Inc.
435,705
0.482%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
400,368
Toorak Mortgage Corporation
1,750,000
4.336%,  8/25/2021, Ser.
2018-1, Class A1
g,h
1,751,698
2,350,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
2,363,532
1,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,471,334
Vericrest Opportunity Loan
Transferee
469,888
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
g,h
462,488
1,000,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
968,744
867,332
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
g,h
868,236
3,700,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
3,570,968
2,200,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
2,144,594
391,595
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
390,915
Principal
Amount Long-Term Fixed Income (53.1%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
Verus Securitization Trust
$ 813,447
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
$ 810,104
Wachovia Asset Securitization, Inc.
617,394
0.312%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,g,l
533,302
WaMu Mortgage Pass Through
Certificates
376,419
3.711%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
357,651
871,492
2.202%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
771,065
Washington Mutual Mortgage
Pass-Through Certificates
334,185
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 333,185
Wells Fargo Home Equity Trust
349,652
0.672%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
333,410
Total 70,964,052
Commercial Mortgage-Backed Securities (0.3%)
Federal National Mortgage
Association - ACES
22,008,004
1.345%,  2/25/2031, Ser.
2019-M21, Class X2
b,k
2,380,078
Total 2,380,078
Communications Services (3.0%)
Altice France SA
270,000 5.500%,  1/15/2028
g
284,850
AMC Networks, Inc.
275,000 5.000%,  4/1/2024 279,469
American Tower Corporation
184,000 3.375%,  5/15/2024 201,305
126,000 2.950%,  1/15/2025 137,301
AT&T, Inc.
496,000 4.450%,  4/1/2024 559,043
CCO Holdings, LLC
500,000 5.500%,  5/1/2026
g
528,900
360,000 5.125%,  5/1/2027
g
381,937
370,000 4.500%,  8/15/2030
g
392,163
270,000 4.250%,  2/1/2031
g
281,607
CCOH Safari, LLC
840,000 5.750%,  2/15/2026
g
877,800
Charter Communications
Operating, LLC
197,000 4.500%,  2/1/2024 218,948
120,000 4.908%,  7/23/2025 139,118
Clear Channel Worldwide
Holdings, Inc.
500,000 5.125%,  8/15/2027
g
490,000
Comcast Corporation
118,000 3.700%,  4/15/2024 131,338
118,000 3.950%,  10/15/2025 136,671
Cox Communications, Inc.
186,000 2.950%,  6/30/2023
g
197,473
Crown Castle International
Corporation
124,000 4.450%,  2/15/2026 145,129

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Communications Services (3.0%) - continued
CSC Holdings, LLC
$ 945,000 5.500%,  5/15/2026
g
$ 991,069
60,000 5.500%,  4/15/2027
g
64,350
250,000 4.125%,  12/1/2030
g
263,437
Deutsche Telekom International
Finance BV
127,000 2.485%,  9/19/2023
g
133,227
Discovery Communications, LLC
122,000 2.950%,  3/20/2023 128,378
Embarq Corporation
370,000 7.995%,  6/1/2036 433,640
Entercom Media Corporation
230,000 6.500%,  5/1/2027
g
205,275
Fox Corporation
242,000 4.030%,  1/25/2024 268,370
Front Range BidCo , Inc.
560,000 4.000%,  3/1/2027
g
561,238
Gray Escrow, Inc.
390,000 7.000%,  5/15/2027
g
426,075
Gray Television, Inc.
60,000 5.875%,  7/15/2026
g
62,077
iHeartCommunications , Inc.
190,000 4.750%,  1/15/2028
g
188,632
Lamar Media Corporation
350,000 3.750%,  2/15/2028
g
353,062
Level 3 Financing, Inc.
500,000 5.250%,  3/15/2026 522,235
265,000 4.625%,  9/15/2027
g
278,581
480,000 4.250%,  7/1/2028
g
500,400
Moody's Corporation
117,000 2.750%,  12/15/2021 120,298
Neptune Finco Corporation
306,000 10.875%,  10/15/2025
g
328,063
Netflix, Inc.
885,000 4.875%,  4/15/2028 1,028,742
Nexstar Escrow Corporation
240,000 5.625%,  8/1/2024
g
246,600
460,000 5.625%,  7/15/2027
g
492,338
SBA Communications Corporation
280,000 3.875%,  2/15/2027
g
289,800
SFR Group SA
570,000 7.375%,  5/1/2026
g
607,990
Sirius XM Radio, Inc.
800,000 5.000%,  8/1/2027
g
852,656
370,000 4.125%,  7/1/2030
g
390,461
Sprint Capital Corporation
370,000 6.875%,  11/15/2028 479,779
Sprint Corporation
820,000 7.250%,  9/15/2021 867,150
905,000 7.625%,  2/15/2025 1,099,186
Telesat Canada / Telesat , LLC
650,000 4.875%,  6/1/2027
g
659,750
T-Mobile USA, Inc.
231,000 3.500%,  4/15/2025
g
255,211
920,000 4.500%,  2/1/2026 947,600
Univision Communications, Inc.
290,000 6.625%,  6/1/2027
g
290,812
VeriSign, Inc.
500,000 4.750%,  7/15/2027 542,890
Verizon Communications, Inc.
287,000 2.946%,  3/15/2022 299,052
252,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
257,902
Viacom, Inc.
178,000 4.250%,  9/1/2023 194,861
Principal
Amount Long-Term Fixed Income (53.1%) Value
Communications Services (3.0%) - continued
$ 107,000 5.875%,  2/28/2057
b
$ 111,688
Virgin Media Secured Finance plc
680,000 5.500%,  8/15/2026
g
722,357
Vodafone Group plc
189,000 3.750%,  1/16/2024 207,510
Walt Disney Company
134,000 1.750%,  1/13/2026 140,024
Windstream Services, LLC
360,000 8.625%,  10/31/2025
f,g
216,000
Ziggo BV
550,000 5.500%,  1/15/2027
g
580,970
Total 22,992,788
Consumer Cyclical (2.6%)
1011778 B.C., ULC
740,000 4.375%,  1/15/2028
g
769,696
Allied Universal Holdco, LLC
280,000 6.625%,  7/15/2026
g
299,600
Allison Transmission, Inc.
670,000 5.000%,  10/1/2024
g
682,897
Amazon.com, Inc.
136,000 0.800%,  6/3/2025 138,077
American Honda Finance
Corporation
187,000 2.050%,  1/10/2023 193,837
135,000 1.200%,  7/8/2025 137,023
BMW Finance NV
125,000 2.250%,  8/12/2022
g
128,843
Brookfield Property REIT, Inc.
150,000 5.750%,  5/15/2026
g
124,033
Brookfield Residential Properties,
Inc.
750,000 6.250%,  9/15/2027
g
750,000
Carnival Corporation
190,000 10.500%,  2/1/2026
g
196,690
Cedar Fair, LP
310,000 5.250%,  7/15/2029 292,857
Colt Merger Sub, Inc.
390,000 6.250%,  7/1/2025
g
408,330
D.R. Horton, Inc.
188,000 2.550%,  12/1/2020 189,285
69,000 2.600%,  10/15/2025 73,719
Daimler Finance North America,
LLC
124,000 2.550%,  8/15/2022
g
128,176
Dana, Inc.
380,000 5.625%,  6/15/2028 399,000
Ford Motor Company
160,000 9.000%,  4/22/2025 188,500
90,000 9.625%,  4/22/2030 119,411
Ford Motor Credit Company, LLC
880,000 4.063%,  11/1/2024 899,536
995,000 4.134%,  8/4/2025 1,019,775
General Motors Company
225,000 5.400%,  10/2/2023 248,102
General Motors Financial
Company, Inc.
174,000 4.375%,  9/25/2021 179,947
118,000 4.200%,  11/6/2021 122,048
116,000 3.150%,  6/30/2022 119,215
245,000 3.950%,  4/13/2024 261,276
199,000 2.900%,  2/26/2025 205,912
135,000 2.750%,  6/20/2025 139,220
Hanesbrands, Inc.
540,000 4.875%,  5/15/2026
g
588,600

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Consumer Cyclical (2.6%) - continued
Harley-Davidson Financial
Services, Inc.
$ 211,000 4.050%,  2/4/2022
g
$ 219,173
Herc Holdings, Inc.
230,000 5.500%,  7/15/2027
g
243,225
Hilton Domestic Operating
Company, Inc.
710,000 4.875%,  1/15/2030 745,500
Home Depot, Inc.
140,000 3.750%,  2/15/2024 155,378
Hyundai Capital America
189,000 3.000%,  6/20/2022
g
193,685
International Game Technology plc
385,000 5.250%,  1/15/2029
g
393,389
KB Home
310,000 4.800%,  11/15/2029 322,400
Kohl's Corporation
176,000 9.500%,  5/15/2025 209,831
Landry's, Inc.
370,000 6.750%,  10/15/2024
g
259,000
Lennar Corporation
175,000 2.950%,  11/29/2020 174,276
66,000 4.125%,  1/15/2022 67,568
201,000 4.875%,  12/15/2023 216,620
870,000 4.500%,  4/30/2024 941,775
67,000 5.875%,  11/15/2024 75,951
Lowe's Companies, Inc.
140,000 4.000%,  4/15/2025 160,512
Mattamy Group Corporation
630,000 5.250%,  12/15/2027
g
653,625
McDonald's Corporation
248,000 3.350%,  4/1/2023 266,128
MGM Resorts International
190,000 6.000%,  3/15/2023 198,550
450,000 5.750%,  6/15/2025 464,625
Norwegian Cruise Line Holdings,
Ltd.
180,000 10.250%,  2/1/2026
g
179,325
Prime Security Services Borrower,
LLC
750,000 5.750%,  4/15/2026
g
832,500
Ralph Lauren Corporation
136,000 1.700%,  6/15/2022 138,872
Royal Caribbean Cruises, Ltd.
190,000 9.125%,  6/15/2023
g
194,275
Scientific Games International, Inc.
360,000 5.000%,  10/15/2025
g
356,850
ServiceMaster Company, LLC
690,000 5.125%,  11/15/2024
g
710,700
Six Flags Entertainment
Corporation
200,000 5.500%,  4/15/2027
g,i
189,000
Six Flags Theme Parks, Inc.
170,000 7.000%,  7/1/2025
g
182,463
Staples, Inc.
400,000 7.500%,  4/15/2026
g
350,920
Target Corporation
140,000 2.250%,  4/15/2025 150,621
TJX Companies, Inc.
141,000 3.500%,  4/15/2025 157,196
VF Corporation
152,000 2.050%,  4/23/2022 155,984
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
220,868
Principal
Amount Long-Term Fixed Income (53.1%) Value
Consumer Cyclical (2.6%) - continued
$ 68,000 3.350%,  5/13/2025
g
$ 74,199
Wyndham Destinations, Inc.
230,000 6.625%,  7/31/2026
g
237,396
Yum! Brands, Inc.
600,000 4.750%,  1/15/2030
g
651,000
Total 19,746,985
Consumer Non-Cyclical (3.3%)
Abbott Laboratories
234,000 2.550%,  3/15/2022 242,538
123,000 3.400%,  11/30/2023 134,281
AbbVie, Inc.
117,000 2.900%,  11/6/2022 123,074
246,000 2.300%,  11/21/2022
g
255,245
126,000 2.800%,  3/15/2023
g
131,294
555,000 3.600%,  5/14/2025 621,398
Albertson's Companies, Inc.
670,000 6.625%,  6/15/2024 697,202
170,000 4.875%,  2/15/2030
g
184,110
Altria Group, Inc.
204,000 3.800%,  2/14/2024 224,220
124,000 4.400%,  2/14/2026 144,218
Amgen, Inc.
201,000 1.900%,  2/21/2025 211,455
Anheuser-Busch Companies, LLC
124,000 3.650%,  2/1/2026 141,124
Anheuser-Busch InBev Worldwide,
Inc.
178,000 4.150%,  1/23/2025 203,378
Anthem, Inc.
210,000 2.375%,  1/15/2025 224,669
Aramark Services, Inc.
340,000 6.375%,  5/1/2025
g
359,152
BAT Capital Corporation
117,000 2.764%,  8/15/2022 121,618
178,000 3.222%,  8/15/2024 192,174
Bausch Health Companies, Inc.
345,000 7.000%,  1/15/2028
g
375,187
90,000 5.000%,  1/30/2028
g
90,448
Bayer U.S. Finance II, LLC
225,000 3.500%,  6/25/2021
g
230,433
Boston Scientific Corporation
280,000 3.450%,  3/1/2024 305,522
Bristol-Myers Squibb Company
178,000 3.625%,  5/15/2024 197,177
Bunge, Ltd. Finance Corporation
160,000 3.500%,  11/24/2020 161,120
Cargill, Inc.
141,000 1.375%,  7/23/2023
g
144,459
Centene Corporation
710,000 4.750%,  1/15/2025 735,787
200,000 5.375%,  8/15/2026
g
214,000
190,000 4.250%,  12/15/2027 201,875
280,000 4.625%,  12/15/2029 312,273
Cigna Corporation
235,000 4.125%,  11/15/2025 272,251
Conagra Brands, Inc.
118,000 3.800%,  10/22/2021 122,705
118,000 4.300%,  5/1/2024 131,991
Constellation Brands, Inc.
252,000 4.250%,  5/1/2023 277,176
CVS Health Corporation
117,000 2.750%,  12/1/2022 122,478
382,000 3.700%,  3/9/2023 411,103
252,000 4.100%,  3/25/2025 286,398

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Consumer Non-Cyclical (3.3%) - continued
DaVita, Inc.
$ 430,000 4.625%,  6/1/2030
g
$ 457,541
Diageo Capital plc
161,000 1.375%,  9/29/2025 166,426
Edgewell Personal Care Company
180,000 5.500%,  6/1/2028
g
194,850
Encompass Health Corporation
565,000 4.500%,  2/1/2028 590,425
Energizer Holdings, Inc.
745,000 6.375%,  7/15/2026
g
794,118
General Mills, Inc.
126,000 3.700%,  10/17/2023 138,219
126,000 3.650%,  2/15/2024 138,408
HCA, Inc.
1,340,000 5.375%,  2/1/2025 1,510,850
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
g
134,874
JBS USA, LLC
355,000 5.750%,  6/15/2025
g
364,319
340,000 5.500%,  1/15/2030
g
374,850
Kellogg Company
254,000 3.125%,  5/17/2022
i
265,119
Keurig Dr Pepper, Inc.
252,000 3.551%,  5/25/2021 258,317
Kraft Foods Group, Inc.
440,000 5.000%,  6/4/2042 492,386
Kraft Heinz Foods Company
640,000 4.625%,  1/30/2029 729,069
670,000 3.750%,  4/1/2030
g
725,994
Kroger Company
122,000 2.800%,  8/1/2022 127,428
Medtronic, Inc.
68,000 3.500%,  3/15/2025 76,854
Molina Healthcare, Inc.
330,000 4.375%,  6/15/2028
g
350,635
Mondelez International Holdings
Netherlands BV
180,000 2.000%,  10/28/2021
g
183,120
Mondelez International, Inc.
77,000 2.125%,  4/13/2023 80,298
Mylan NV
173,000 3.150%,  6/15/2021 176,553
Mylan, Inc.
127,000 4.200%,  11/29/2023 139,647
Novartis Capital Corporation
133,000 1.750%,  2/14/2025 140,177
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
g
382,907
PepsiCo, Inc.
206,000 2.250%,  3/19/2025 221,892
Pernod Ricard SA
130,000 5.750%,  4/7/2021
g
134,678
Philip Morris International, Inc.
215,000 1.500%,  5/1/2025 222,385
Pilgrim's Pride Corporation
500,000 5.875%,  9/30/2027
g
528,750
Post Holdings, Inc.
260,000 5.750%,  3/1/2027
g
276,900
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
b,g,j
163,410
Reynolds American, Inc.
126,000 4.850%,  9/15/2023 141,435
Scotts Miracle- Gro Company
410,000 4.500%,  10/15/2029 434,087
Principal
Amount Long-Term Fixed Income (53.1%) Value
Consumer Non-Cyclical (3.3%) - continued
Shire Acquisitions Investments
Ireland Designated Activity
Company
$ 232,000 2.400%,  9/23/2021 $ 236,631
Simmons Foods, Inc.
285,000 5.750%,  11/1/2024
g
286,425
Spectrum Brands, Inc.
170,000 5.750%,  7/15/2025 175,100
180,000 5.000%,  10/1/2029
g
185,400
140,000 5.500%,  7/15/2030
g
145,250
Sysco Corporation
273,000 5.650%,  4/1/2025 323,377
Teleflex, Inc.
650,000 4.625%,  11/15/2027 702,825
Tenet Healthcare Corporation
180,000 4.625%,  7/15/2024 184,050
620,000 5.125%,  11/1/2027
g
658,750
Teva Pharmaceutical Finance
Netherlands III BV
43,000 2.200%,  7/21/2021 42,678
450,000 2.800%,  7/21/2023 436,410
Thermo Fisher Scientific, Inc.
138,000 4.133%,  3/25/2025 158,934
UnitedHealth Group, Inc.
160,000 3.350%,  7/15/2022 169,644
Upjohn, Inc.
135,000 1.650%,  6/22/2025
g
138,832
VRX Escrow Corporation
1,450,000 6.125%,  4/15/2025
g
1,497,125
Zoetis, Inc.
175,000 3.450%,  11/13/2020 176,053
189,000 3.250%,  2/1/2023 200,629
Total 25,638,567
Energy (2.5%)
Antero Resources Corporation
255,000 5.000%,  3/1/2025 161,606
Apache Corporation
290,000 4.375%,  10/15/2028
i
289,638
220,000 5.100%,  9/1/2040 213,950
Archrock Partners, LP
390,000 6.250%,  4/1/2028
g
393,900
BP Capital Markets America, Inc.
490,000 2.520%,  9/19/2022 509,121
141,000 2.937%,  4/6/2023 149,643
BP Capital Markets plc
156,000 4.875%,  3/22/2030
b,j
167,310
Buckeye Partners, LP
540,000 3.950%,  12/1/2026 535,950
210,000 4.125%,  12/1/2027 204,750
Canadian Natural Resources, Ltd.
120,000 2.950%,  1/15/2023 124,913
136,000 2.050%,  7/15/2025 139,045
Canadian Oil Sands, Ltd.
125,000 9.400%,  9/1/2021
g
132,983
Cheniere Energy Partners, LP
885,000 5.625%,  10/1/2026 934,781
Chesapeake Energy Corporation
223,000 11.500%,  1/1/2025
g,m,n
20,628
Chevron Corporation
69,000 1.141%,  5/11/2023 70,547
136,000 1.554%,  5/11/2025 141,733
Comstock Resources, Inc.
200,000 9.750%,  8/15/2026 199,936

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Energy (2.5%) - continued
Continental Resources, Inc.
$ 284,000 5.000%,  9/15/2022 $ 284,000
184,000 4.500%,  4/15/2023 183,787
DCP Midstream Operating, LP
280,000 5.625%,  7/15/2027 290,500
Diamondback Energy, Inc.
123,000 2.875%,  12/1/2024 125,007
Enagas SA
730,000 5.500%,  1/15/2028
g
649,612
Enbridge, Inc.
120,000 2.900%,  7/15/2022 124,868
459,000 6.250%,  3/1/2078
b
454,410
Endeavor Energy Resources, LP
130,000 6.625%,  7/15/2025
g
136,582
120,000 5.500%,  1/30/2026
g
120,600
330,000 5.750%,  1/30/2028
g
338,663
Energy Transfer Operating, LP
126,000 4.200%,  9/15/2023 133,076
252,000 5.875%,  1/15/2024 277,650
143,000 6.625%,  2/15/2028
b,j
102,960
EnLink Midstream Partners, LP
290,000 4.850%,  7/15/2026 224,791
190,000 5.600%,  4/1/2044 105,450
Enterprise Products Operating,
LLC
355,000 4.875%,  8/16/2077
b
315,063
EOG Resources, Inc.
160,000 2.625%,  3/15/2023 168,357
EQM Midstream Partners LP
320,000 6.500%,  7/1/2027
g
352,832
EQM Midstream Partners, LP
150,000 5.500%,  7/15/2028 155,520
EQT Corporation
480,000 3.900%,  10/1/2027
i
452,304
Equinor ASA
139,000 2.875%,  4/6/2025 152,079
Exxon Mobil Corporation
227,000 1.571%,  4/15/2023 234,276
135,000 2.992%,  3/19/2025 148,515
Hess Corporation
126,000 3.500%,  7/15/2024 128,115
Kinder Morgan Energy Partners,
LP
234,000 3.450%,  2/15/2023 246,705
Marathon Petroleum Corporation
126,000 4.750%,  12/15/2023 139,087
MPLX, LP
175,000 4.500%,  7/15/2023 189,068
Murphy Oil Corporation
255,000 5.875%,  12/1/2027 234,600
Nabors Industries, Inc.
410,000 5.750%,  2/1/2025 161,950
Nabors Industries, Ltd.
320,000 7.250%,  1/15/2026
g
202,099
National Fuel Gas Company
82,000 5.500%,  1/15/2026 88,652
Newfield Exploration Company
202,000 5.625%,  7/1/2024 201,808
Noble Energy, Inc.
217,000 3.900%,  11/15/2024 241,617
Occidental Petroleum Corporation
280,000 2.700%,  8/15/2022 270,306
540,000 2.900%,  8/15/2024 508,113
180,000 3.400%,  4/15/2026 162,900
175,000 8.500%,  7/15/2027 194,880
Principal
Amount Long-Term Fixed Income (53.1%) Value
Energy (2.5%) - continued
$ 340,000 3.500%,  8/15/2029 $ 302,182
190,000 6.450%,  9/15/2036 190,040
470,000 4.400%,  4/15/2046 382,909
ONEOK, Inc.
67,000 2.200%,  9/15/2025 65,850
Parsley Energy, LLC
460,000 5.625%,  10/15/2027
g
481,850
Plains All American Pipeline, LP
273,000 5.000%,  2/1/2021 275,029
307,000 6.125%,  11/15/2022
b,j
214,516
63,000 2.850%,  1/31/2023 63,867
64,000 3.600%,  11/1/2024 66,003
QEP Resources, Inc.
190,000 5.625%,  3/1/2026 110,675
Sabine Pass Liquefaction, LLC
117,000 6.250%,  3/15/2022 125,179
117,000 5.625%,  4/15/2023 128,930
Shell International Finance BV
139,000 2.375%,  4/6/2025 149,202
Southwestern Energy Company
495,000 7.500%,  4/1/2026 464,434
Suncor Energy, Inc.
135,000 3.100%,  5/15/2025 146,920
Sunoco Logistics Partners
Operations, LP
160,000 4.400%,  4/1/2021 163,116
Sunoco, LP
315,000 5.875%,  3/15/2028 329,175
Targa Resources Partners, LP
620,000 5.375%,  2/1/2027 640,565
Transocean Guardian, Ltd.
327,601 5.875%,  1/15/2024
g
289,107
W&T Offshore, Inc.
450,000 9.750%,  11/1/2023
g
299,988
Western Gas Partners, LP
120,000 4.000%,  7/1/2022 123,838
Western Midstream Operating, LP
150,000 5.250%,  2/1/2050 148,125
260,000 3.100%,  2/1/2025 259,376
270,000 3.950%,  6/1/2025 268,650
Williams Partners, LP
250,000 4.000%,  11/15/2021 258,635
198,000 4.500%,  11/15/2023 217,073
WPX Energy, Inc.
110,000 5.750%,  6/1/2026 112,200
200,000 5.250%,  10/15/2027 197,250
170,000 4.500%,  1/15/2030 158,253
Total 19,524,173
Financials (6.7%)
ACE INA Holdings, Inc.
160,000 2.875%,  11/3/2022 168,324
AerCap Ireland Capital, Ltd.
124,000 3.500%,  1/15/2025 118,657
150,000 6.500%,  7/15/2025 160,940
Air Lease Corporation
235,000 2.500%,  3/1/2021 235,747
Aircastle , Ltd.
168,000 5.000%,  4/1/2023 168,400
Ally Financial, Inc.
470,000 5.750%,  11/20/2025 530,594
American Express Company
127,000 3.700%,  8/3/2023 138,399
124,000 3.400%,  2/22/2024 135,797

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Financials (6.7%) - continued
American International Group, Inc.
$ 68,000 2.500%,  6/30/2025 $ 72,716
Athene Global Funding
187,000 4.000%,  1/25/2022
g
194,639
Australia and New Zealand
Banking Group, Ltd.
230,000 2.950%,  7/22/2030
b,g
238,591
Aviation Capital Group, LLC
122,000 5.500%,  12/15/2024
g
124,956
Avolon Holdings Funding, Ltd.
62,000 5.250%,  5/15/2024
g
57,859
BAC Capital Trust XIV
138,000
4.000%,  (LIBOR 3M +
0.400%), 8/19/2020
b,j
127,719
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
g
96,444
Banco Santander SA
200,000
1.386%,  (LIBOR 3M +
1.120%), 4/12/2023
b
199,837
Bank of America Corporation
250,000 2.738%,  1/23/2022
b
252,554
252,000 3.499%,  5/17/2022
b
257,897
237,000 3.004%,  12/20/2023
b
249,814
373,000 3.550%,  3/5/2024
b
399,705
293,000 5.125%,  6/20/2024
b,j
302,180
585,000 3.864%,  7/23/2024
b
638,740
285,000 4.200%,  8/26/2024 319,485
561,000 6.250%,  9/5/2024
b,j
609,646
124,000 3.458%,  3/15/2025
b
135,506
339,000 1.319%,  6/19/2026
b
343,288
306,000 5.875%,  3/15/2028
b,j
325,890
Bank of Montreal
378,000 3.300%,  2/5/2024 412,747
Bank of New York Mellon
Corporation
234,000 2.600%,  2/7/2022 241,969
140,000 1.600%,  4/24/2025 146,179
78,000 4.700%,  9/20/2025
b,j
84,457
Bank of Nova Scotia
247,000 2.375%,  1/18/2023 258,571
133,000 1.950%,  2/1/2023 137,651
96,000 1.625%,  5/1/2023 98,950
234,000 4.900%,  6/4/2025
b,j
240,402
Barclays plc
225,000 4.610%,  2/15/2023
b
237,223
299,000 4.338%,  5/16/2024
b
324,261
152,000 8.000%,  6/15/2024
b,j
160,930
162,000 2.852%,  5/7/2026
b
171,717
BB&T Corporation
127,000 2.500%,  8/1/2024 136,011
BNP Paribas SA
156,000 7.625%,  3/30/2021
b,g,j
159,549
149,000 2.819%,  11/19/2025
b,g
158,263
BPCE SA
126,000 3.000%,  5/22/2022
g
130,646
133,000 2.375%,  1/14/2025
g
139,315
Camden Property Trust
126,000 4.875%,  6/15/2023 138,554
Canadian Imperial Bank of
Commerce
133,000 2.250%,  1/28/2025 140,799
Capital One Bank USA NA
189,000 3.375%,  2/15/2023 199,990
199,000 2.280%,  1/28/2026
b
206,998
Principal
Amount Long-Term Fixed Income (53.1%) Value
Financials (6.7%) - continued
Capital One Financial Corporation
$ 354,000 3.050%,  3/9/2022 $ 367,290
Cascades USA, Inc.
380,000 5.125%,  1/15/2026
g
392,350
Central Fidelity Capital Trust I
310,000
1.275%,  (LIBOR 3M +
1.000%), 4/15/2027
b
280,737
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
b,j
657,000
CIT Group, Inc.
565,000 4.750%,  2/16/2024 584,775
Citigroup, Inc.
363,000 2.350%,  8/2/2021 370,108
116,000 2.750%,  4/25/2022 120,367
125,000
0.935%,  (LIBOR 3M +
0.690%), 10/27/2022
b
125,627
491,000 2.312%,  11/4/2022
b
501,522
244,000 3.142%,  1/24/2023
b
252,604
276,000 5.000%,  9/12/2024
b,j
276,690
444,000 4.700%,  1/30/2025
b,j
432,345
373,000 3.352%,  4/24/2025
b
406,031
138,000 5.950%,  5/15/2025
b,j
147,315
129,000 5.500%,  9/13/2025 153,833
CNA Financial Corporation
128,000 5.750%,  8/15/2021 134,898
145,000 3.950%,  5/15/2024 159,669
Comerica, Inc.
78,000 5.625%,  7/1/2025
b,j
83,288
Compass Bank
250,000 3.500%,  6/11/2021 255,260
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
232,000 3.950%,  11/9/2022 247,119
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
b,g
137,146
Credit Acceptance Corporation
280,000 5.125%,  12/31/2024
g
285,040
Credit Agricole SA
116,000 3.375%,  1/10/2022
g
120,316
156,000 8.125%,  12/23/2025
b,g,j
181,740
135,000 1.907%,  6/16/2026
b,g
138,924
Credit Suisse AG
250,000 2.800%,  4/8/2022 259,814
Credit Suisse Group AG
207,000 7.500%,  12/11/2023
b,g,j
226,924
122,000 2.593%,  9/11/2025
b,g
127,660
250,000 2.193%,  6/5/2026
b,g
257,638
Credit Suisse Group Funding
(Guernsey), Ltd.
350,000 3.800%,  9/15/2022 371,998
Dai-ichi Life Insurance Company,
Ltd.
350,000 5.100%,  10/28/2024
b,g,j
392,875
Danske Bank AS
200,000 5.000%,  1/12/2023
b,g
209,888
Deutsche Bank AG
348,000 4.250%,  10/14/2021 359,280
200,000 6.000%,  10/30/2025
b,j
174,060
Deutsche Bank AG of New York
123,000 3.950%,  2/27/2023 129,431
Digital Realty Trust, LP
185,000 2.750%,  2/1/2023 194,369
Discover Bank
126,000 4.200%,  8/8/2023 138,891
183,000 2.450%,  9/12/2024 194,128

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Financials (6.7%) - continued
ESH Hospitality, Inc.
$ 260,000 5.250%,  5/1/2025
g
$ 265,585
140,000 4.625%,  10/1/2027
g
134,722
Fidelity National Financial, Inc.
184,000 5.500%,  9/1/2022 198,361
Fifth Third Bancorp
175,000 2.600%,  6/15/2022 181,429
124,000 3.650%,  1/25/2024 136,071
148,000 4.500%,  9/30/2025
b,j
150,590
First Horizon National Corporation
163,000 3.550%,  5/26/2023 170,914
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
g
307,079
FNB Corporation
268,000 2.200%,  2/24/2023 267,851
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025
g
210,947
General Electric Capital
Corporation
247,000 3.100%,  1/9/2023 260,476
Goldman Sachs Group, Inc.
409,000
4.370%,  (LIBOR 3M +
3.922%), 9/3/2020
b,j
397,241
234,000 5.250%,  7/27/2021 245,067
175,000
1.562%,  (LIBOR 3M +
1.170%), 11/15/2021
b
175,500
234,000 3.000%,  4/26/2022 238,270
187,000 2.876%,  10/31/2022
b
191,995
120,000
1.377%,  (LIBOR 3M +
1.050%), 6/5/2023
b
120,771
248,000 3.625%,  2/20/2024 271,532
295,000 5.500%,  8/10/2024
b,j
316,756
141,000 3.500%,  4/1/2025 156,208
185,000 3.272%,  9/29/2025
b
201,866
Hartford Financial Services Group,
Inc.
116,000
2.517%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
92,800
HCP, Inc.
132,000 4.250%,  11/15/2023 144,635
Hospitality Properties Trust
150,000 4.250%,  2/15/2021 147,375
HSBC Holdings plc
234,000 6.875%,  6/1/2021
b,j
238,557
225,000 3.803%,  3/11/2025
b
243,676
204,000 6.375%,  3/30/2025
b,j
204,637
148,000 2.633%,  11/7/2025
b
154,841
136,000 6.500%,  3/23/2028
b,j
137,360
Huntington Bancshares, Inc.
200,000 3.150%,  3/14/2021 202,942
Icahn Enterprises, LP
235,000 6.750%,  2/1/2024 242,050
565,000 6.375%,  12/15/2025 587,600
ILFC E-Capital Trust II
207,000
3.270%,  (H15T30Y +
1.800%), 12/21/2065
b,g
109,710
ING Groep NV
225,000 4.100%,  10/2/2023 247,952
International Lease Finance
Corporation
234,000 5.875%,  8/15/2022 252,658
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
g
441,469
J.P. Morgan Chase & Company
300,000 2.776%,  4/25/2023
b
311,550
Principal
Amount Long-Term Fixed Income (53.1%) Value
Financials (6.7%) - continued
$ 305,000 3.375%,  5/1/2023 $ 326,760
380,000 5.150%,  5/1/2023
b,j
380,608
231,000
1.494%,  (LIBOR 3M +
1.230%), 10/24/2023
b
234,555
156,000 6.750%,  2/1/2024
b,j
172,899
208,000 1.514%,  6/1/2024
b
212,888
576,000 5.000%,  8/1/2024
b,j
579,600
259,000 3.875%,  9/10/2024 289,465
560,000 4.023%,  12/5/2024
b
619,489
444,000 4.600%,  2/1/2025
b,j
429,614
145,000 2.083%,  4/22/2026
b
152,031
KeyBank NA
335,000 1.250%,  3/10/2023 341,683
Liberty Mutual Group, Inc.
54,000 5.000%,  6/1/2021
g
55,957
Lincoln National Corporation
135,000
2.743%,  (LIBOR 3M +
2.358%), 5/17/2066
b
94,500
Lloyds Banking Group plc
247,000 3.000%,  1/11/2022 255,647
183,000 2.858%,  3/17/2023
b
189,103
225,000 3.900%,  3/12/2024 248,791
152,000 7.500%,  6/27/2024
b,j
160,360
270,000 6.657%,  5/21/2037
b,g,j
307,800
MetLife, Inc.
300,000 5.875%,  3/15/2028
b,j
328,500
MGM Growth Properties Operating
Partnership, LP
190,000 4.625%,  6/15/2025
g
199,736
Mitsubishi UFJ Financial Group,
Inc.
117,000 2.998%,  2/22/2022 121,483
187,000 2.623%,  7/18/2022 194,249
250,000 3.455%,  3/2/2023 267,491
124,000 3.407%,  3/7/2024 134,906
162,000 1.412%,  7/17/2025 165,723
Mizuho Financial Group, Inc.
187,000 2.721%,  7/16/2023
b
194,154
200,000 2.226%,  5/25/2026
b
207,772
Morgan Stanley
232,000 5.500%,  7/28/2021 243,551
116,000 2.750%,  5/19/2022 120,687
150,000 4.875%,  11/1/2022 163,520
250,000 3.125%,  1/23/2023 265,800
247,000 4.100%,  5/22/2023 268,517
124,000 2.720%,  7/22/2025
b
132,563
294,000 2.188%,  4/28/2026
b
309,745
MPT Operating Partnership, LP
370,000 5.250%,  8/1/2026 388,500
380,000 4.625%,  8/1/2029 401,493
National Australia Bank, Ltd.
199,000 1.875%,  12/13/2022 205,731
National Bank of Canada
199,000 2.100%,  2/1/2023 206,493
National Securities Clearing
Corporation
139,000 1.200%,  4/23/2023
g
141,782
Nippon Life Insurance Company
222,000 3.400%,  1/23/2050
b,g
236,430
Nomura Holdings, Inc.
159,000 2.648%,  1/16/2025 167,061
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,g,j
216,750
Outfront Media Cap, LLC
700,000 4.625%,  3/15/2030
g
654,500

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Financials (6.7%) - continued
Park Aerospace Holdings, Ltd.
$ 62,000 4.500%,  3/15/2023
g
$ 58,568
PayPal Holdings, Inc.
135,000 1.650%,  6/1/2025 140,717
PNC Financial Services Group,
Inc.
126,000 3.500%,  1/23/2024 138,305
Provident Financing Trust I
78,000 7.405%,  3/15/2038 87,847
Prudential Financial, Inc.
440,000 5.625%,  6/15/2043
b
476,489
435,000 5.200%,  3/15/2044
b
459,524
Quicken Loans, Inc.
470,000 5.750%,  5/1/2025
g
484,539
Regions Financial Corporation
126,000 3.800%,  8/14/2023 137,517
156,000 5.750%,  6/15/2025
b,j
166,140
Reinsurance Group of America,
Inc.
175,000 4.700%,  9/15/2023 193,247
Royal Bank of Canada
145,000 1.600%,  4/17/2023 149,539
124,000 2.250%,  11/1/2024 132,215
Royal Bank of Scotland Group plc
360,000 8.625%,  8/15/2021
b,j
376,124
126,000 6.125%,  12/15/2022 138,041
126,000 6.100%,  6/10/2023 139,399
230,000 4.269%,  3/22/2025
b
253,245
99,000 3.754%,  11/1/2029
b
103,667
Santander Holdings USA, Inc.
137,000 3.450%,  6/2/2025 146,588
Santander UK Group Holdings plc
253,000 2.875%,  8/5/2021 258,976
Santander UK plc
199,000 2.100%,  1/13/2023 206,225
Service Properties Trust
230,000 4.500%,  6/15/2023 218,500
150,000 4.750%,  10/1/2026 132,000
Simon Property Group, LP
225,000 2.500%,  7/15/2021 228,194
127,000 2.000%,  9/13/2024 131,147
Societe Generale SA
148,000 2.625%,  10/16/2024
g
154,052
156,000 8.000%,  9/29/2025
b,g,j
175,110
Springleaf Finance Corporation
80,000 6.875%,  3/15/2025 89,400
380,000 7.125%,  3/15/2026 445,485
250,000 6.625%,  1/15/2028 286,489
Standard Chartered plc
187,000 2.744%,  9/10/2022
b,g
189,242
State Street Corporation
141,000 2.825%,  3/30/2023
b,g
146,349
125,000 2.354%,  11/1/2025
b
134,036
Sumitomo Mitsui Financial Group,
Inc.
116,000 2.784%,  7/12/2022 120,945
496,000 2.778%,  10/18/2022 520,659
148,000 2.448%,  9/27/2024 156,549
Synchrony Financial
127,000 2.850%,  7/25/2022 129,888
141,000 4.250%,  8/15/2024 149,759
Synovus Bank
250,000 2.289%,  2/10/2023
b
254,492
Toronto-Dominion Bank
124,000 3.250%,  3/11/2024 135,912
Principal
Amount Long-Term Fixed Income (53.1%) Value
Financials (6.7%) - continued
Truist Bank
$ 203,000 1.500%,  3/10/2025 $ 210,487
Truist Financial Corporation
351,000 4.950%,  9/1/2025
b,j
374,693
UBS Group AG
162,000 1.364%,  1/30/2027
b,g
163,458
USB Realty Corporation
276,000
1.422%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,j
220,110
Ventas Realty, LP
126,000 3.100%,  1/15/2023 130,161
126,000 3.750%,  5/1/2024 132,889
VEREIT Operating Partnership, LP
134,000 4.625%,  11/1/2025 147,214
VICI Properties, LP / VICI Note
Company, Inc.
140,000 4.250%,  12/1/2026
g
144,200
90,000 3.750%,  2/15/2027
g
90,675
140,000 4.625%,  12/1/2029
g
147,350
90,000 4.125%,  8/15/2030
g
91,080
Wachovia Capital Trust II
100,000
0.775%,  (LIBOR 3M +
0.500%), 1/15/2027
b
89,500
Wells Fargo & Company
120,000 2.100%,  7/26/2021 122,042
122,000 2.625%,  7/22/2022 126,918
252,000 4.125%,  8/15/2023 275,407
200,000
1.491%,  (LIBOR 3M +
1.230%), 10/31/2023
b
202,172
121,000 3.750%,  1/24/2024 132,638
250,000 1.654%,  6/2/2024
b
254,836
245,000 2.406%,  10/30/2025
b
257,675
224,000 2.188%,  4/30/2026
b
233,799
Westpac Banking Corporation
133,000 2.000%,  1/13/2023 137,996
133,000 2.894%,  2/4/2030
b
137,413
Total 51,594,219
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
163,000 2.150%,  5/13/2025
g
169,564
Total 169,564
Mortgage-Backed Securities (15.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,057,855 3.000%,  3/25/2050 7,473,857
3,645,025 3.000%,  4/1/2050 3,859,870
2,774,665 3.500%,  7/1/2047 2,935,449
Federal National Mortgage
Association
1,419,502 4.500%,  5/1/2048 1,527,171
2,587,340 3.500%,  10/1/2048 2,732,191
1,790,483 3.500%,  6/1/2049 1,893,185
2,956,977 3.500%,  8/1/2049 3,129,766
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
7,550,000 2.000%,  8/1/2035
e
7,853,180
15,700,000 2.500%,  8/1/2035
e
16,477,641
9,774,000 2.000%,  9/1/2035
e
10,152,743

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Mortgage-Backed Securities (15.4%) -
continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 25,131,000 2.500%,  8/1/2050
e
$ 26,400,312
14,150,000 2.000%,  9/1/2050
e
14,632,543
13,277,000 3.000%,  9/1/2043
e
14,015,047
4,458,272 4.000%,  7/1/2048 4,732,888
Total 117,815,843
Technology (1.3%)
Apple, Inc.
441,000 3.450%,  5/6/2024 489,066
135,000 1.125%,  5/11/2025 138,707
Baidu, Inc.
168,000 3.075%,  4/7/2025 179,365
Broadcom Corporation
513,000 2.650%,  1/15/2023 534,397
199,000 3.125%,  1/15/2025 213,888
Broadcom, Inc.
71,000 2.250%,  11/15/2023
g
73,906
CDW, LLC
340,000 4.250%,  4/1/2028 363,664
CommScope Technologies
Finance, LLC
820,000 6.000%,  6/15/2025
g
837,794
Dell International, LLC/ EMC
Corporation
186,000 4.000%,  7/15/2024
g
201,650
71,000 5.850%,  7/15/2025
g
82,730
Diamond 1 Finance Corporation
358,000 5.450%,  6/15/2023
g
394,484
Diamond Sports Group, LLC
210,000 5.375%,  8/15/2026
g
161,715
430,000 6.625%,  8/15/2027
g
235,425
Fiserv, Inc.
237,000 2.750%,  7/1/2024 255,811
Gartner, Inc.
200,000 4.500%,  7/1/2028
g
210,000
Global Payments, Inc.
64,000 2.650%,  2/15/2025 68,539
Harland Clarke Holdings
Corporation
360,000 8.375%,  8/15/2022
g
294,300
Hewlett Packard Enterprise
Company
127,000 2.250%,  4/1/2023 131,358
109,000 4.450%,  10/2/2023 119,630
Intuit, Inc.
135,000 0.950%,  7/15/2025 136,664
Iron Mountain, Inc.
360,000 5.000%,  7/15/2028
g
372,600
Marvell Technology Group, Ltd.
126,000 4.200%,  6/22/2023 136,353
Micron Technology, Inc.
212,000 2.497%,  4/24/2023 221,312
NCR Corporation
710,000 6.125%,  9/1/2029
g
777,769
NXP BV/NXP Funding, LLC
189,000 4.875%,  3/1/2024
g
212,600
NXP Funding, LLC
70,000 2.700%,  5/1/2025
g
75,011
Open Text Corporation
510,000 4.125%,  2/15/2030
g
535,500
Principal
Amount Long-Term Fixed Income (53.1%) Value
Technology (1.3%) - continued
Oracle Corporation
$ 170,000 2.500%,  5/15/2022 $ 175,869
212,000 2.500%,  4/1/2025 229,200
Panasonic Corporation
187,000 2.536%,  7/19/2022
g
192,938
Plantronics, Inc.
460,000 5.500%,  5/31/2023
g
434,792
PTC, Inc.
140,000 3.625%,  2/15/2025
g
145,148
120,000 4.000%,  2/15/2028
g
126,042
Seagate HDD Cayman
136,000 4.250%,  3/1/2022 141,328
136,000 4.750%,  1/1/2025 147,723
SS&C Technologies, Inc.
540,000 5.500%,  9/30/2027
g
580,500
Tencent Holdings, Ltd.
162,000 1.810%,  1/26/2026
g
165,319
Texas Instruments, Inc.
210,000 1.375%,  3/12/2025 218,401
Total System Services, Inc.
135,000 3.750%,  6/1/2023 145,404
Total 10,156,902
Transportation (0.5%)
AerCap Holdings NV
213,000 5.875%,  10/10/2079
b
163,331
Air Canada Pass Through Trust
43,068 3.875%,  3/15/2023
g
36,636
Air Lease Corporation
133,000 2.300%,  2/1/2025 127,538
135,000 3.375%,  7/1/2025 137,287
CSX Corporation
126,000 3.700%,  11/1/2023 138,833
Delta Air Lines, Inc.
124,000 2.900%,  10/28/2024 107,587
400,000 7.000%,  5/1/2025
g
427,500
J.B. Hunt Transport Services, Inc.
160,000 3.300%,  8/15/2022 167,536
Mileage Plus Holdings, LLC
300,000 6.500%,  6/20/2027
g
310,500
NCL Corporation, Ltd.
230,000 3.625%,  12/15/2024
g
152,007
Penske Truck Leasing Company,
LP
124,000 3.375%,  2/1/2022
g
127,971
Ryder System, Inc.
236,000 3.500%,  6/1/2021 241,768
Southwest Airlines Company
68,000 4.750%,  5/4/2023 71,359
215,000 5.250%,  5/4/2025 230,262
Union Pacific Corporation
189,000 3.750%,  7/15/2025 215,413
United Airlines Pass Through Trust
160,000 3.700%,  12/1/2022 149,283
XPO Logistics, Inc.
230,000 6.125%,  9/1/2023
g
234,529
375,000 6.750%,  8/15/2024
g
403,298
Total 3,442,638
U.S. Government & Agencies (0.1%)
U.S. Treasury Notes
280,000 1.500%,  8/15/2020 280,128
340,000 1.375%,  9/30/2020 340,681
Total 620,809

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.1%) Value
Utilities (1.1%)
Alabama Power Company
$ 117,000 2.450%,  3/30/2022 $ 120,763
Ameren Corporation
125,000 2.500%,  9/15/2024 133,833
Berkshire Hathaway Energy
Company
135,000 4.050%,  4/15/2025
g
154,947
Calpine Corporation
410,000 4.500%,  2/15/2028
g
423,325
CenterPoint Energy, Inc.
120,000 2.500%,  9/1/2022 124,516
127,000 2.500%,  9/1/2024 135,539
Dominion Energy, Inc.
126,000 2.715%,  8/15/2021 128,661
126,000 3.071%,  8/15/2024 136,859
205,000 4.650%,  12/15/2024
b,j
208,772
DTE Energy Company
179,000 3.300%,  6/15/2022 186,602
187,000 2.529%,  10/1/2024 199,281
Duke Energy Corporation
250,000 2.400%,  8/15/2022 259,595
207,000 4.875%,  9/16/2024
b,j
213,727
Edison International
137,000 4.950%,  4/15/2025 152,365
Evergy , Inc.
127,000 2.450%,  9/15/2024 135,756
Eversource Energy
127,000 2.500%,  3/15/2021 128,412
Exelon Generation Company, LLC
135,000 3.250%,  6/1/2025 149,017
FirstEnergy Corporation
184,000 2.850%,  7/15/2022 188,670
135,000 2.050%,  3/1/2025 136,884
Florida Power & Light Company
140,000 2.850%,  4/1/2025 153,892
Georgia Power Company
133,000 2.100%,  7/30/2023 138,702
127,000 2.200%,  9/15/2024 134,468
NextEra Energy Operating
Partners, LP
710,000 3.875%,  10/15/2026
g
741,950
NiSource, Inc.
177,000 3.650%,  6/15/2023 191,175
310,000 5.650%,  6/15/2023
b,j
302,250
PG&E Corporation
190,000 5.000%,  7/1/2028 195,500
150,000 5.250%,  7/1/2030 156,000
PPL Capital Funding, Inc.
252,000 3.950%,  3/15/2024 274,480
PSEG Power, LLC
143,000 3.000%,  6/15/2021 145,951
Public Service Enterprise Group,
Inc.
126,000 2.875%,  6/15/2024 136,960
Sempra Energy
246,000 3.550%,  6/15/2024 269,499
156,000 4.875%,  10/15/2025
b,j
161,507
Southern Company
116,000 2.350%,  7/1/2021 117,852
Suburban Propane Partners, LP
350,000 5.875%,  3/1/2027 356,125
Talen Energy Supply, LLC
360,000 7.625%,  6/1/2028
g
376,200
TerraForm Power Operating, LLC
325,000 5.000%,  1/31/2028
g
358,313
Principal
Amount Long-Term Fixed Income (53.1%) Value
Utilities (1.1%) - continued
TransCanada Trust
$ 547,000 5.875%,  8/15/2076
b
$ 588,630
Vistra Operations Company, LLC
580,000 5.000%,  7/31/2027
g
619,150
Total 8,736,128
Total Long-Term Fixed Income
(cost $403,144,122) 407,076,831
Shares
Registered Investment
Companies ( 19.8% ) Value
Unaffiliated  (4.5%)
15,194 Aberdeen Asia-Pacific Income
Fund, Inc. 62,143
8,100 AllianceBernstein Global High
Income Fund, Inc. 86,184
34,500 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 414,690
3,683 BlackRock Core Bond Trust 59,407
5,655 BlackRock Corporate High Yield
Fund, Inc. 59,830
4,089 BlackRock Credit Allocation
Income Trust 57,900
8,900 BlackRock Enhanced Global
Dividend Trust 86,864
9,800 BlackRock Multi-Sector Income
Trust 148,666
49,024 BlackRock Resources &
Commodities Strategy Trust 311,302
6,800 Brookfield Real Assets Income
Fund, Inc. 115,804
5,626 Cohen & Steers Quality Income
Realty Fund, Inc. 62,167
5,016 Eaton Vance Limited Duration
Income Fund 58,236
7,892 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 59,269
6,381 Invesco Dynamic Credit
Opportunities Fund 57,046
759,305 Invesco Senior Loan ETF 16,431,360
5,700 Invesco Variable Rate Preferred
ETF 139,992
69,200 iShares S&P U.S. Preferred Stock
Index Fund 2,503,656
14,775 Liberty All-Star Equity Fund 87,173
13,575 Nuveen Credit Strategies Income
Fund 79,821
4,417 PGIM Global High Yield Fund, Inc. 58,216
4,432 PGIM High Yield Bond Fund, Inc. 60,718
3,094 Pimco Dynamic Credit And
Mortgage Income Fund 59,993
4,759 Royce Value Trust, Inc. 62,391
37,598 SPDR Bloomberg Barclays High
Yield Bond ETF 3,989,148
73,573 Templeton Global Income Fund 403,180
2,308 Tri-Continental Corporation 59,846
105,670 Vanguard Short-Term Corporate
Bond ETF 8,781,177

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (19.8%) Value
Unaffiliated  (4.5%)- continued
49,367 Western Asset High Income
Opportunity Fund, Inc. $ 240,911
Total 34,597,090
Affiliated  (15.3%)
11,744,878 Thrivent Core Emerging Markets
Debt Fund 117,566,231
Total 117,566,231
Total Registered Investment
Companies (cost $148,278,036) 152,163,321
Shares Preferred Stock ( 0.9% ) Value
Communications Services (0.1%)
15,450 AT&T, Inc., 4.750%
j
387,486
4,450 AT&T, Inc., 5.000%
j
117,080
Total 504,566
Consumer Staples (<0.1%)
17,520 CHS, Inc., 7.100%
b,j
441,504
Total 441,504
Energy (0.1%)
58,690 Crestwood Equity Partners, LP,
9.250%
j
374,442
2,800 Energy Transfer Operating, LP,
7.600%
b,j
53,256
5,255 Nustar Logistics, LP, 7.009%
b
105,836
Total 533,534
Financials (0.7%)
4,025 Aegon Funding Corporation II,
5.100% 100,907
7,320 Agribank FCB, 6.875%
b,j
768,600
8,200 Allstate Corporation, 5.100%
j
221,236
7,500 Bank of America Corporation,
5.000%
j
200,925
3,625 Bank of America Corporation,
5.375%
j
98,781
8,275 Capital One Financial Corporation,
5.000%
j
206,709
5,700 Cobank ACB, 6.250%
b,j
584,250
8,875 Equitable Holdings, Inc., 5.250%
j
218,236
265 First Horizon Bank, 3.750%
b,g,j
177,550
14,700 GMAC Capital Trust I, 6.177%
b
353,829
6,500 Hartford Financial Services Group,
Inc., 7.875%
b
185,835
5,500 J.P. Morgan Chase & Company,
4.750%
j
149,105
6,025 J.P. Morgan Chase & Company,
5.750%
j
167,977
14,975 MetLife, Inc., 5.625%
j
418,701
13,100 Morgan Stanley, 7.125%
b,j
376,625
1,400 Synovus Financial Corporation,
5.875%
b,j
34,076
9,150 Truist Financial Corporation,
4.750%
j,o
230,580
709 Wells Fargo & Company,
Convertible, 7.500%
j
958,214
Total 5,452,136
Real Estate (<0.1%)
2,450 Public Storage, 4.625%
j,o
64,116
625 Public Storage, 4.700%
j
16,644
Shares Preferred Stock (0.9%) Value
Real Estate (<0.1%) - continued
950 Public Storage, 4.875%
j
$ 25,897
Total 106,657
Total Preferred Stock
(cost $7,097,018) 7,038,397
Shares Common Stock ( 0.2% ) Value
Financials (0.1%)
7,200 FS KKR Capital Corporation 114,480
7,900 FS KKR Capital Corporation II
o
112,575
9,600 Golub Capital BDC, Inc. 113,568
6,700 Sixth Street Specialty Lending, Inc. 114,168
Total 454,791
Industrials (0.1%)
173,878 McDermott International, Ltd.
o
617,267
Total 617,267
Materials (<0.1%)
19,316 Verso Corporation 235,848
Total 235,848
Total Common Stock
(cost $1,211,420) 1,307,906
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
1,172,425 Thrivent Cash Management Trust 1,172,425
Total Collateral Held for
Securities Loaned
(cost $1,172,425) 1,172,425
Shares or
Principal
Amount Short-Term Investments ( 12.4% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.120%, 8/25/2020
p,q
199,992
400,000 0.090%, 9/15/2020
p,q
399,957
Thrivent Core Short-Term Reserve
Fund
9,389,121 0.500% 93,985,101
U.S. Treasury Bills
600,000 0.133%, 9/17/2020
p
599,933
Total Short-Term Investments
(cost $95,090,563) 95,184,983
Total Investments (cost
$859,487,052) 111.8% $857,585,106
Other Assets and Liabilities, Net
(11.8%) (90,405,094)
Total Net Assets 100.0% $767,180,012
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $142,436,569 or 18.6%
of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2020.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Defaulted security.  Interest is not being accrued.
n In bankruptcy.  Interest is not being accrued.
o Non-income producing security.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of July 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,139,694
Total lending $1,139,694
Gross amount payable upon return of
collateral for securities loaned $1,172,425
Net amounts due to counterparty
$32,731
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 10,940,047 – 9,916,911 1,023,136
Capital Goods 22,566,941 – 21,487,184 1,079,757
Communications Services 49,864,437 – 49,283,925 580,512
Consumer Cyclical 25,841,523 – 25,267,892 573,631
Consumer Non-Cyclical 30,423,019 – 30,423,019 –
Energy 9,717,209 – 9,717,209 –
Financials 15,993,507 – 15,993,507 –
Technology 18,265,291 – 18,265,291 –
Transportation 5,008,297 – 5,008,297 –
Utilities 5,020,972 – 5,020,972 –
Long-Term Fixed Income
Asset-Backed Securities 33,485,837 – 33,485,837 –
Basic Materials 7,408,304 – 7,408,304 –
Capital Goods 12,399,944 – 12,399,944 –
Collateralized Mortgage Obligations 70,964,052 – 70,964,052 –
Commercial Mortgage-Backed Securities 2,380,078 – 2,380,078 –
Communications Services 22,992,788 – 22,992,788 –
Consumer Cyclical 19,746,985 – 19,746,985 –
Consumer Non-Cyclical 25,638,567 – 25,638,567 –
Energy 19,524,173 – 19,524,173 –
Financials 51,594,219 – 51,594,219 –
Foreign Government 169,564 – 169,564 –
Mortgage-Backed Securities 117,815,843 – 117,815,843 –
Technology 10,156,902 – 10,156,902 –
Transportation 3,442,638 – 3,442,638 –
U.S. Government & Agencies 620,809 – 620,809 –
Utilities 8,736,128 – 8,736,128 –
Registered Investment Companies
Unaffiliated 34,597,090 34,597,090 – –
Preferred Stock
Communications Services 504,566 504,566 – –
Consumer Staples 441,504 441,504 – –
Energy 533,534 533,534 – –
Financials 5,452,136 3,921,736 1,530,400 –
Real Estate 106,657 106,657 – –
Common Stock
Financials 454,791 454,791 – –
Industrials 617,267 617,267 – –
Materials 235,848 235,848 – –
Short-Term Investments 1,199,882 – 1,199,882 –
Subtotal Investments in Securities $644,861,349 $41,412,993 $600,191,320 $3,257,036
Other Investments  * Total
Affiliated Registered Investment Companies 117,566,231
Affiliated Short-Term Investments 93,985,101
Collateral Held for Securities Loaned 1,172,425
Subtotal Other Investments $212,723,757
Total Investments at Value $857,585,106
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 401,970 401,970 – –
Total Asset Derivatives $401,970 $401,970 $– $–
Liability Derivatives
Futures Contracts 633,421 633,421 – –
Total Liability Derivatives $633,421 $633,421 $– $–

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Opportunity Income Plus Fund's futures contracts held as of July 31, 2020. Investments and/or cash totaling
$599,948 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 100 September 2020 $ 22,080,776 $ 17,662
CBOT 5-Yr. U.S. Treasury Note 104 September 2020 13,022,262 94,738
CME Ultra Long Term U.S. Treasury Bond 26 September 2020 5,630,305 289,570
Total Futures Long Contracts $ 40,733,343 $ 401,970
CBOT 10-Yr. U.S. Treasury Note (74) September 2020 ( $ 10,251,074) ( $ 114,707)
CBOT U.S. Long Bond (82) September 2020 (14,624,404) (322,659)
CME E-mini S&P 500 Index (24) September 2020 (3,833,399) (82,801)
Ultra 10-Yr. U.S. Treasury Note (40) September 2020 (6,256,746) (113,254)
Total Futures Short Contracts ( $ 34,965,623) ($633,421)
Total Futures Contracts $ 5,767,720 ($231,451)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $96,309 $19,007 $– $117,566 11,745 15.3%
Total Affiliated Registered Investment
Companies 96,309 117,566 15.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% 115,236 334,184 355,489 93,985 9,389 12.3
Total Affiliated Short-Term Investments 115,236 93,985 12.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,846 75,621 77,295 1,172 1,172 0.2
Total Collateral Held for Securities Loaned 2,846 1,172 0.2
Total Value $214,391 $212,723
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $2,250 $– $3,699
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% (40) 94 1 1,162
Total Income/Non Income Cash from Affiliated Investments $4,861
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 17
Total Affiliated Income from Securities Loaned, Net $17
Total $(40) $2,344 $1

Small Cap Growth Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.6% ) Value
Communications Services (0.2%)
5,238 ORBCOMM, Inc.
a
$ 22,052
Total 22,052
Consumer Discretionary (11.5%)
910 Bright Horizons Family Solutions,
Inc.
a
97,588
407 Burlington Stores, Inc.
a
76,516
5,808 Cooper-Standard Holdings, Inc.
a
62,204
9,613 Duluth Holdings, Inc.
a
71,040
1,818 Etsy, Inc.
a
215,215
1,992 Five Below, Inc.
a
216,949
152 Lithia Motors, Inc. 34,831
1,687 Ollie's Bargain Outlet Holdings,
Inc.
a
177,304
3,780 Planet Fitness, Inc.
a
197,316
6,762 Playa Hotels and Resorts NV
a
24,546
6,212 Red Rock Resorts, Inc. 68,083
2,986 Skyline Corporation
a
84,295
4,795 Texas Roadhouse, Inc. 269,431
1,394 Wingstop , Inc. 217,812
Total 1,813,130
Consumer Staples (3.8%)
869 Casey's General Stores, Inc. 138,336
6,705 e.l.f . Beauty, Inc.
a
119,751
4,109 Simply Good Foods Company
a
98,781
7,073 Turning Point Brands, Inc. 232,560
Total 589,428
Energy (0.2%)
6,163 Nine Energy Service, Inc.
a
11,463
3,447 Talos Energy, Inc.
a
23,474
Total 34,937
Financials (5.3%)
3,003 Ameris Bancorp 69,294
2,424 Assured Guaranty, Ltd. 52,916
2,445 Essent Group, Ltd. 87,604
15,072 Everi Holdings, Inc.
a
85,609
2,027 Hamilton Lane, Inc. 146,430
1,094 Kemper Corporation 85,901
2,553 Prosight Global, Inc.
a
20,067
3,262 Seacoast Banking Corporation of
Florida
a
61,587
1,050 TMX Group, Ltd. 107,332
3,062 Western Alliance Bancorp 110,079
Total 826,819
Health Care (22.9%)
3,302 ACADIA Pharmaceuticals, Inc.
a
137,264
1,548 Agios Pharmaceuticals, Inc.
a
70,155
825 Arena Pharmaceuticals, Inc.
a
50,647
377 Argenx SE ADR
a
86,759
4,536 Axonics Modulation Technologies,
Inc.
a
192,145
1,094 Biohaven Pharmaceutical Holding
Company, Ltd.
a
70,060
554 Bio- Techne Corporation 152,439
3,289 Catalent , Inc.
a
287,261
549 Global Blood Therapeutics, Inc.
a
37,046
2,446 Guardant Health, Inc.
a
208,350
3,751 Halozyme Therapeutics, Inc.
a
101,990
2,256 Inspire Medical Systems, Inc.
a
224,156
2,305 LHC Group, Inc.
a
449,729
689 Ligand Pharmaceuticals, Inc.
a,b
80,737
347 Mesa Laboratories, Inc. 82,218
Shares Common Stock (97.6%) Value
Health Care (22.9%) - continued
698 MyoKardia , Inc.
a
$ 62,911
3,755 Natera , Inc.
a
180,315
456 Neurocrine Biosciences, Inc.
a
54,884
1,540 Nevro Corporation
a
204,758
5,429 Optinose , Inc.
a
27,661
1,304 Repligen Corporation
a
196,787
338 Sage Therapeutics, Inc.
a
15,403
4,557 Silk Road Medical, Inc.
a
211,718
3,632 Tactile Systems Technology, Inc.
a
148,839
319 Teleflex, Inc. 119,019
601 Veeva Systems, Inc.
a
159,007
Total 3,612,258
Industrials (17.4%)
3,931 Aerojet Rocketdyne Holdings, Inc.
a
162,154
5,136 Altra Industrial Motion Corporation 175,805
2,944 ASGN, Inc.
a
201,546
2,238 Casella Waste Systems, Inc.
a
124,008
2,836 Chart Industries, Inc.
a
194,351
1,213 John Bean Technologies
Corporation 113,731
1,582 Lincoln Electric Holdings, Inc. 142,997
1,014 Mercury Systems, Inc.
a
78,514
10,417 Meritor, Inc.
a
236,987
1,986 Middleby Corporation
a,b
164,957
5,225 Ritchie Brothers Auctioneers, Inc. 241,813
1,555 Saia, Inc.
a
185,745
1,235 Simpson Manufacturing Company,
Inc. 119,252
985 SiteOne Landscape Supply, Inc.
a
126,109
6,864 Summit Materials, Inc.
a
101,038
1,134 Trex Company, Inc.
a
158,000
285 Watsco , Inc. 67,280
6,148 Willdan Group, Inc.
a
151,610
Total 2,745,897
Information Technology (31.2%)
1,161 Alteryx , Inc.
a
203,744
2,338 Anaplan, Inc.
a
106,169
2,035 Avalara, Inc.
a
273,606
2,191 Bandwidth, Inc.
a,b
317,213
2,136 Blackline, Inc.
a
189,912
1,805 Cognex Corporation 120,700
851 Coupa Software, Inc.
a
260,789
2,805 Descartes Systems Group, Inc.
a
158,006
2,780 Dolby Laboratories, Inc. 193,488
1,901 Endava plc ADR
a
98,187
1,651 Euronet Worldwide, Inc.
a
158,727
6,459 Eventbrite, Inc.
a
55,031
2,488 Five9, Inc.
a
300,600
1,174 Guidewire Software, Inc.
a
138,133
3,043 Health Catalyst, Inc.
a
106,201
1,165 Inphi Corporation
a
152,219
5,060 Lattice Semiconductor
Corporation
a
157,315
1,894 Lumentum Holdings, Inc.
a
175,820
5,848 Medallia , Inc.
a
179,709
1,748 MKS Instruments, Inc. 222,765
1,744 Monolithic Power Systems, Inc. 462,177
1,888 Nova Measuring Instruments, Ltd.
a
97,043
997 Novanta , Inc.
a
103,369
1,202 Proofpoint , Inc.
a
139,035
1,901 Q2 Holdings, Inc.
a
178,789
1,245 Rogers Corporation
a
148,392

Small Cap Growth Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.6%) Value
Information Technology (31.2%) - continued
6,941 SailPoint Technologies Holdings,
Inc.
a
$ 218,641
Total 4,915,780
Materials (2.2%)
8,032 Louisiana-Pacific Corporation 254,373
491 Quaker Chemical Corporation 95,254
Total 349,627
Real Estate (2.9%)
613 CoreSite Realty Corporation 79,108
1,395 FirstService Corporation 166,772
2,069 NexPoint Residential Trust, Inc. 79,098
2,820 Rexford Industrial Realty, Inc. 132,342
Total 457,320
Total Common Stock
(cost $12,018,907) 15,367,248
Shares
Collateral Held for Securities
Loaned ( 2.1% ) Value
330,180 Thrivent Cash Management Trust 330,180
Total Collateral Held for
Securities Loaned
(cost $330,180) 330,180
Shares
Registered Investment
Companies ( 0.5% ) Value
Unaffiliated  (0.5%)
2,135 SPDR S&P Regional Banking ETF 80,233
Total 80,233
Total Registered Investment
Companies (cost $77,770) 80,233
Shares Short-Term Investments ( 4.0% ) Value
Thrivent Core Short-Term Reserve
Fund
62,648 0.500% 627,111
Total Short-Term Investments
(cost $626,093) 627,111
Total Investments (cost
$13,052,950) 104.2% $16,404,772
Other Assets and Liabilities, Net
(4.2%) (655,880)
Total Net Assets 100.0% $15,748,892
a Non-income producing security.
b All or a portion of the security is on loan.
The following table pre sents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of July 31, 2020:
Securities Lending Transactions
Common Stock $ 312,204
Total lending $312,204
Gross amount payable upon return of
collateral for securities loaned $330,180
Net amounts due to counterparty
$17,976
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Growth Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 22,052 22,052 – –
Consumer Discretionary 1,813,130 1,813,130 – –
Consumer Staples 589,428 589,428 – –
Energy 34,937 34,937 – –
Financials 826,819 719,487 107,332 –
Health Care 3,612,258 3,612,258 – –
Industrials 2,745,897 2,745,897 – –
Information Technology 4,915,780 4,915,780 – –
Materials 349,627 349,627 – –
Real Estate 457,320 457,320 – –
Registered Investment Companies
Unaffiliated 80,233 80,233 – –
Subtotal Investments in Securities $15,447,481 $15,340,149 $107,332 $–
Other Investments  * Total
Affiliated Short-Term Investments 627,111
Collateral Held for Securities Loaned 330,180
Subtotal Other Investments $957,291
Total Investments at Value $16,404,772
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $251 $4,443 $4,067 $627 63 4.0%
Total Affiliated Short-Term Investments 251 627 4.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   297 5,267 5,234 330 330 2.1
Total Collateral Held for Securities Loaned 297 330 2.1
Total Value $548 $957
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $(1) $1 $0 $5
Total Income/Non Income Cash from Affiliated Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $(1) $1 $0

Small Cap Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Communications Services (1.3%)
683,743 QuinStreet , Inc.
a
$ 7,982,700
Total 7,982,700
Consumer Discretionary (8.3%)
229,063 Cedar Fair, LP 5,460,862
343,767 Cooper-Standard Holdings, Inc.
a
3,681,745
194,745 Crocs, Inc.
a
6,999,135
29,676 Five Below, Inc.
a
3,232,013
207,239 Leggett & Platt, Inc. 8,308,211
213,770 Movado Group, Inc. 2,060,743
78,144 Sleep Number Corporation
a
3,633,696
201,597 Stoneridge, Inc.
a
4,177,090
187,680 Texas Roadhouse, Inc. 10,545,739
212,649 Zumiez , Inc.
a
4,912,192
Total 53,011,426
Consumer Staples (4.7%)
18,738 Casey's General Stores, Inc. 2,982,902
887,962 Cott Corporation
b
12,617,940
59,483 John B. Sanfilippo & Son, Inc. 5,244,616
279,805 Turning Point Brands, Inc. 9,199,989
Total 30,045,447
Energy (2.6%)
295,654 Helmerich & Payne, Inc. 5,271,511
330,399 Nine Energy Service, Inc.
a
614,542
252,374 SEACOR Holdings, Inc.
a
7,339,036
36,680 Talos Energy, Inc.
a
249,791
494,451 WPX Energy, Inc.
a
2,951,872
Total 16,426,752
Financials (20.4%)
282,110 Air Lease Corporation 7,396,924
384,065 Assured Guaranty, Ltd. 8,384,139
207,513 Bank of N.T. Butterfield & Son, Ltd. 5,401,563
526,083 Bridgewater Bancshares, Inc.
a
4,887,311
44,810 Cohen & Steers, Inc. 2,696,666
185,942 Columbia Banking System, Inc. 5,379,302
109,480 Evercore , Inc. 6,054,244
712,979 Everi Holdings, Inc.
a
4,049,721
296,855 First Interstate BancSystem , Inc. 8,641,449
96,842 Glacier Bancorp, Inc. 3,419,491
45,300 Hamilton Lane, Inc. 3,272,472
276,883 Heartland Financial USA, Inc. 8,649,825
667,793 Heritage Commerce Corporation 4,527,637
45,429 Houlihan Lokey , Inc. 2,489,509
64,753 Kemper Corporation 5,084,406
89,845 Primerica, Inc. 10,750,853
141,468 Prosight Global, Inc.
a
1,111,938
261,586 Santander Consumer USA
Holdings, Inc.
b
4,802,719
321,897 Seacoast Banking Corporation of
Florida
a
6,077,415
57,863 Selective Insurance Group, Inc. 3,144,275
80,131 State Auto Financial Corporation 1,242,832
413,784 Synovus Financial Corporation 8,337,748
306,604 Triumph Bancorp, Inc.
a
8,033,025
165,998 Western Alliance Bancorp 5,967,628
Total 129,803,092
Health Care (9.6%)
156,280 AMN Healthcare Services, Inc.
a
8,586,023
41,726 Catalent , Inc.
a
3,644,349
260,232 Halozyme Therapeutics, Inc.
a
7,075,708
69,366 LHC Group, Inc.
a
13,534,000
41,933 Neurocrine Biosciences, Inc.
a
5,047,056
Shares Common Stock (97.3%) Value
Health Care (9.6%) - continued
323,758 Optinose , Inc.
a
$ 1,649,547
26,556 PerkinElmer, Inc. 3,157,774
197,563 Syneos Health, Inc.
a
12,325,956
147,037 Tactile Systems Technology, Inc.
a,b
6,025,576
Total 61,045,989
Industrials (17.6%)
169,470 AGCO Corporation 11,122,316
192,407 Altra Industrial Motion Corporation 6,586,092
58,825 Arcosa , Inc. 2,483,591
118,645 ASGN, Inc.
a
8,122,437
112,239 Curtiss-Wright Corporation 10,002,740
65,344 Encore Wire Corporation 3,279,615
170,990 Helios Technologies, Inc. 6,468,552
100,234 Lincoln Electric Holdings, Inc. 9,060,151
84,045 Manpower, Inc. 5,781,456
469,280 Meritor, Inc.
a
10,676,120
79,967 Middleby Corporation
a,b
6,642,059
49,638 NAPCO Security Technologies,
Inc.
a
1,309,450
294,707 Primoris Services Corporation 4,724,153
312,389 Raven Industries, Inc. 6,750,726
160,575 Ritchie Brothers Auctioneers, Inc. 7,431,411
59,502 Saia, Inc.
a
7,107,514
35,256 Valmont Industries, Inc. 4,273,027
Total 111,821,410
Information Technology (16.6%)
74,579 Advanced Energy Industries, Inc.
a
5,486,777
224,667 Agilysys , Inc.
a
4,709,020
80,787 Blackline, Inc.
a
7,182,772
552,585 Change Healthcare, Inc.
a
6,443,141
139,220 Ciena Corporation
a
8,284,982
158,051 Computer Services, Inc. 9,048,420
93,754 Dolby Laboratories, Inc. 6,525,278
198,573 Lattice Semiconductor
Corporation
a
6,173,635
35,774 Littelfuse , Inc. 6,355,251
14,732 Monolithic Power Systems, Inc. 3,904,127
251,648 National Instruments Corporation 8,933,504
218,542 Nuance Communications, Inc.
a
5,977,124
90,806 Plexus Corporation
a
6,745,978
342,075 SailPoint Technologies Holdings,
Inc.
a
10,775,362
212,701 Virtusa Corporation
a
8,635,661
Total 105,181,032
Materials (7.9%)
156,389 Boise Cascade Company 7,286,164
674,042 Element Solutions, Inc.
a
7,320,096
1,509,991 Ivanhoe Mines, Ltd.
a
5,320,958
556,550 Louisiana-Pacific Corporation 17,625,938
102,168 UFP Technologies, Inc.
a
4,407,528
88,837 United States Lime & Minerals, Inc. 8,013,986
Total 49,974,670
Real Estate (5.9%)
57,912 Agree Realty Corporation 3,878,367
166,931 American Campus Communities,
Inc. 5,949,421
115,389 Colliers International Group, Inc.
b
6,232,160
18,143 CoreSite Realty Corporation 2,341,354
133,057 National Storage Affiliates Trust 4,100,817
132,735 Rayonier, Inc. REIT 3,687,378
894,086 Sunstone Hotel Investors, Inc. 6,687,763

Small Cap Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Real Estate (5.9%) - continued
71,677 Terreno Realty Corporation $ 4,355,094
Total 37,232,354
Utilities (2.4%)
65,075 NorthWestern Corporation 3,661,120
107,791 PNM Resources, Inc. 4,552,014
85,146 Portland General Electric
Company 3,757,493
52,129 Spire, Inc. 3,214,274
Total 15,184,901
Total Common Stock
(cost $567,619,443) 617,709,773
Shares
Collateral Held for Securities
Loaned ( 2.0% ) Value
12,695,980 Thrivent Cash Management Trust 12,695,980
Total Collateral Held for
Securities Loaned
(cost $12,695,980) 12,695,980
Shares
Registered Investment
Companies ( 1.9% ) Value
Unaffiliated  (1.9%)
77,539 Health Care Select Sector SPDR
Fund 8,182,690
78,442 iShares Dow Jones US Home
Construction Index Fund 4,052,314
Total 12,235,004
Total Registered Investment
Companies (cost $9,877,703) 12,235,004
Shares Short-Term Investments ( 1.0% ) Value
Thrivent Core Short-Term Reserve
Fund
628,883 0.500% 6,295,121
Total Short-Term Investments
(cost $6,291,760) 6,295,121
Total Investments (cost
$596,484,886) 102.2% $648,935,878
Other Assets and Liabilities, Net
(2.2%) (13,718,311)
Total Net Assets 100.0% $635,217,567
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of July 31, 2020:
Securities Lending Transactions
Common Stock $ 12,212,770
Total lending $12,212,770
Gross amount payable upon return of
collateral for securities loaned $12,695,980
Net amounts due to counterparty
$483,210
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Stock Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,982,700 7,982,700 – –
Consumer Discretionary 53,011,426 53,011,426 – –
Consumer Staples 30,045,447 30,045,447 – –
Energy 16,426,752 16,426,752 – –
Financials 129,803,092 129,803,092 – –
Health Care 61,045,989 61,045,989 – –
Industrials 111,821,410 111,821,410 – –
Information Technology 105,181,032 105,181,032 – –
Materials 49,974,670 44,653,712 5,320,958 –
Real Estate 37,232,354 37,232,354 – –
Utilities 15,184,901 15,184,901 – –
Registered Investment Companies
Unaffiliated 12,235,004 12,235,004 – –
Subtotal Investments in Securities $629,944,777 $624,623,819 $5,320,958 $–
Other Investments  * Total
Affiliated Short-Term Investments 6,295,121
Collateral Held for Securities Loaned 12,695,980
Subtotal Other Investments $18,991,101
Total Investments at Value $648,935,878
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $19,332 $113,516 $126,549 $6,295 629 1.0%
Total Affiliated Short-Term Investments 19,332 6,295 1.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   21,914 234,238 243,456 12,696 12,696 2.0
Total Collateral Held for Securities Loaned 21,914 12,696 2.0
Total Value $41,246 $18,991
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $(7) $3 $0 $146
Total Income/Non Income Cash from Affiliated Investments $146
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 45
Total Affiliated Income from Securities Loaned, Net $45
Total $(7) $3 $0

Notes to Schedule of Investments
as of July 31, 2020
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent
Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as

Notes to Schedule of Investments
as of July 31, 2020
(unaudited)

counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended July 31, 2020, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on mortgage backed securities to generate income and/or to
manage the duration of the Fund.
Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional

Notes to Schedule of Investments
as of July 31, 2020
(unaudited)

securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended July 31, 2020, Aggressive Allocation,
Balanced Income Plus, Government Bond, High Income Municipal
Bond, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the period ended July 31, 2020, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation and Opportunity
Income Plus used equity futures to manage exposure to the
equities markets.
During the period ended July 31, 2020, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, Moderate Allocation, Moderately Aggressive Allocation
and Moderately Conservative Allocation used foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated
investments. These contracts are recorded at value and
the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the
Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit

Notes to Schedule of Investments
as of July 31, 2020
(unaudited)

default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future
payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended July 31, 2020, Balanced Income Plus,
High Yield, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation and Opportunity Income Plus used CDX indexes
(comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Rate of Return Swaps
— A total rate of return swap is
a swap agreement between two parties to exchange the total
return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty.
The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
During the period ended July 31, 2020, Aggressive Allocation and International Allocation used total rate of return swaps to achieve exposure to asset classes where liquid futures contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.